UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04550
NEW YORK LIFE INVESTMENTS FUNDS
(Exact name of registrant as specified in charter)

51 Madison Avenue New York, NY 10010
(Address of principal executive offices) (Zip code)

J. Kevin Gao, Esq.
30 Hudson Street
Jersey City, New Jersey 07302
(Name and Address of Agent for Service)

(excluding NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund,
NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund)
Registrant's telephone number, including area code:
(212) 576-7000
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2024
Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report.  Not applicable.  Notices do not incorporate disclosures from the shareholder reports.

NYLI Candriam Emerging Markets Debt Fund
(formerly known as MainStay Candriam Emerging Markets Debt Fund)
Class A/MGHAX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Candriam Emerging Markets Debt Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$126	1.15%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the market for global emerging-markets debt instruments rose, supported by attractive income generation, falling U.S. Treasury rates and narrowing credit spreads. The Fund’s performance relative to the JPMorgan EMBI Global Diversified Index was affected by duration positioning, security selection, country allocations and credit-rating allocations.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
U.S. duration exposure	Overweight exposure to rates in last two months of 2023	Contributed
Romania	Overweight exposure to euro-denominated bonds amid favorable euro interest rates and relative value versus the U.S. dollar-denominated bonds	Contributed
Dominican Republic	Overweight exposure amid attractively priced risk premium and narrowing yield differences	Contributed
Mexico	Overweight exposure amid volatility related to the outcome of a decisive Mexican presidential election	Detracted
Qatar	Underweight exposure to a Treasury-sensitive issuer that benefited from declining U.S. Treasury yields	Detracted
Philippines	Underweight exposure to a Treasury-sensitive issuer that benefited from declining U.S. Treasury yields	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 28, 2017, the Fund's principal investment strategies changed. Effective June 21, 2019, the Fund's subadvisor, investment objective and principal investment strategies changed. The performance in the graph and table prior to those dates reflects the Fund’s prior subadvisor, investment objective and principal investment strategies.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	6/1/1998	14.29%	(0.69)%	1.63%
Class A Shares - Excluding sales charges		19.68%	0.22%)	2.09%
JPMorgan EMBI Global Diversified Index[1]		18.16%%	0.47)%%	2.92%%
Morningstar Emerging Markets Bond Category Average[2]		17.03%%	1.22)%%	2.51%%
1.
In accordance with new regulatory requirements, the Fund has selected the JPMorgan EMBI Global Diversified Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The JPMorgan EMBI Global Diversified Index is a market-capitalization weighted, total return index tracking the traded market for U.S. dollar-denominated Brady Bonds, Eurobonds, traded loans and local market debt instruments issued by sovereign and quasi-sovereign entities.

2.
The Morningstar Emerging Markets Bond Category Average is representative of funds that invest more than 65% of their assets in foreign bonds from developing countries. The largest portion of the emerging-markets bond market comes from Latin America, followed by Eastern Europe. Africa, the Middle East, and Asia make up the rest. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$62,084,329%
Total number of portfolio holdings	$136%
Total advisory fees paid	$277,336%
Portfolio turnover rate	$89%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Egypt Government Bond, 7.625%-8.875%, due 5/29/32-5/29/50	4.6%
Turkey Government Bond, 4.875%-5.75%, due 3/13/30-5/11/47	4.5%
Romanian Government Bond, 5.625%-6.625%, due 9/27/29-2/22/36	4.4%
Mexico Government Bond, 3.50%-6.00%, due 2/12/34-10/12/2110	4.2%
Colombia Government Bond, 5.00%-8.75%, due 4/20/33-11/14/53	3.8%
Brazil Government Bond, 4.75%-7.125%, due 3/18/31-5/13/54	3.8%
Nigeria Government Bond, 7.143%-8.25%, due 11/21/25-9/28/51	3.5%
Ivory Coast Government Bond, 4.875%-8.25%, due 1/30/32-3/22/48	3.5%
Dominican Republic Government Bond, 4.875%-7.05%, due 2/22/29-1/30/60	3.4%
Oman Government Bond, 6.00%-6.75%, due 8/1/29-1/17/48	3.1%
* Excluding short-term investments
Top Countries
Turkey	6.7%
Romania	6.1%
Colombia	5.8%
Egypt	4.6%
Mexico	4.2%
Brazil	3.8%
Nigeria	3.5%
Cote D'Ivoire	3.5%
Dominican Republic	3.4%
Hungary	3.2%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Candriam Emerging Markets Debt Fund” to “NYLI Candriam Emerging Markets Debt Fund.” The Fund’s name change will not impact the management of the Fund.
As of May 31, 2024, Christopher Mey and Kroum Sourov are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Candriam Emerging Markets Debt Fund
(formerly known as MainStay Candriam Emerging Markets Debt Fund)
Class C/MHYCX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Candriam Emerging Markets Debt Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$256	2.35%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the market for global emerging-markets debt instruments rose, supported by attractive income generation, falling U.S. Treasury rates and narrowing credit spreads. The Fund’s performance relative to the JPMorgan EMBI Global Diversified Index was affected by duration positioning, security selection, country allocations and credit-rating allocations.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
U.S. duration exposure	Overweight exposure to rates in last two months of 2023	Contributed
Romania	Overweight exposure to euro-denominated bonds amid favorable euro interest rates and relative value versus the U.S. dollar-denominated bonds	Contributed
Dominican Republic	Overweight exposure amid attractively priced risk premium and narrowing yield differences	Contributed
Mexico	Overweight exposure amid volatility related to the outcome of a decisive Mexican presidential election	Detracted
Qatar	Underweight exposure to a Treasury-sensitive issuer that benefited from declining U.S. Treasury yields	Detracted
Philippines	Underweight exposure to a Treasury-sensitive issuer that benefited from declining U.S. Treasury yields	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 28, 2017, the Fund's principal investment strategies changed. Effective June 21, 2019, the Fund's subadvisor, investment objective and principal investment strategies changed. The performance in the graph and table prior to those dates reflects the Fund’s prior subadvisor, investment objective and principal investment strategies.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/1/1998	17.13%	(0.95)%	1.01%
Class C Shares - Excluding sales charges		18.13%	(0.95)%	1.01%
JPMorgan EMBI Global Diversified Index[1]		18.16%%	0.47)%%	2.92%%
Morningstar Emerging Markets Bond Category Average[2]		17.03%%	1.22)%%	2.51%%
1.
In accordance with new regulatory requirements, the Fund has selected the JPMorgan EMBI Global Diversified Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The JPMorgan EMBI Global Diversified Index is a market-capitalization weighted, total return index tracking the traded market for U.S. dollar-denominated Brady Bonds, Eurobonds, traded loans and local market debt instruments issued by sovereign and quasi-sovereign entities.

2.
The Morningstar Emerging Markets Bond Category Average is representative of funds that invest more than 65% of their assets in foreign bonds from developing countries. The largest portion of the emerging-markets bond market comes from Latin America, followed by Eastern Europe. Africa, the Middle East, and Asia make up the rest. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$62,084,329%
Total number of portfolio holdings	$136%
Total advisory fees paid	$277,336%
Portfolio turnover rate	$89%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Egypt Government Bond, 7.625%-8.875%, due 5/29/32-5/29/50	4.6%
Turkey Government Bond, 4.875%-5.75%, due 3/13/30-5/11/47	4.5%
Romanian Government Bond, 5.625%-6.625%, due 9/27/29-2/22/36	4.4%
Mexico Government Bond, 3.50%-6.00%, due 2/12/34-10/12/2110	4.2%
Colombia Government Bond, 5.00%-8.75%, due 4/20/33-11/14/53	3.8%
Brazil Government Bond, 4.75%-7.125%, due 3/18/31-5/13/54	3.8%
Nigeria Government Bond, 7.143%-8.25%, due 11/21/25-9/28/51	3.5%
Ivory Coast Government Bond, 4.875%-8.25%, due 1/30/32-3/22/48	3.5%
Dominican Republic Government Bond, 4.875%-7.05%, due 2/22/29-1/30/60	3.4%
Oman Government Bond, 6.00%-6.75%, due 8/1/29-1/17/48	3.1%
* Excluding short-term investments
Top Countries
Turkey	6.7%
Romania	6.1%
Colombia	5.8%
Egypt	4.6%
Mexico	4.2%
Brazil	3.8%
Nigeria	3.5%
Cote D'Ivoire	3.5%
Dominican Republic	3.4%
Hungary	3.2%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Candriam Emerging Markets Debt Fund” to “NYLI Candriam Emerging Markets Debt Fund.” The Fund’s name change will not impact the management of the Fund.
As of May 31, 2024, Christopher Mey and Kroum Sourov are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Candriam Emerging Markets Debt Fund
(formerly known as MainStay Candriam Emerging Markets Debt Fund)
Class I/MGHIX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Candriam Emerging Markets Debt Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$94	0.85%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the market for global emerging-markets debt instruments rose, supported by attractive income generation, falling U.S. Treasury rates and narrowing credit spreads. The Fund’s performance relative to the JPMorgan EMBI Global Diversified Index was affected by duration positioning, security selection, country allocations and credit-rating allocations.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
U.S. duration exposure	Overweight exposure to rates in last two months of 2023	Contributed
Romania	Overweight exposure to euro-denominated bonds amid favorable euro interest rates and relative value versus the U.S. dollar-denominated bonds	Contributed
Dominican Republic	Overweight exposure amid attractively priced risk premium and narrowing yield differences	Contributed
Mexico	Overweight exposure amid volatility related to the outcome of a decisive Mexican presidential election	Detracted
Qatar	Underweight exposure to a Treasury-sensitive issuer that benefited from declining U.S. Treasury yields	Detracted
Philippines	Underweight exposure to a Treasury-sensitive issuer that benefited from declining U.S. Treasury yields	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 28, 2017, the Fund's principal investment strategies changed. Effective June 21, 2019, the Fund's subadvisor, investment objective and principal investment strategies changed. The performance in the graph and table prior to those dates reflects the Fund’s prior subadvisor, investment objective and principal investment strategies.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class I Shares	8/31/2007	20.00%	0.51%	2.38%
JPMorgan EMBI Global Diversified Index[1]		18.16%%	0.47%%	2.92%%
Morningstar Emerging Markets Bond Category Average[2]		17.03%%	1.22%%	2.51%%
1.
In accordance with new regulatory requirements, the Fund has selected the JPMorgan EMBI Global Diversified Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The JPMorgan EMBI Global Diversified Index is a market-capitalization weighted, total return index tracking the traded market for U.S. dollar-denominated Brady Bonds, Eurobonds, traded loans and local market debt instruments issued by sovereign and quasi-sovereign entities.

2.
The Morningstar Emerging Markets Bond Category Average is representative of funds that invest more than 65% of their assets in foreign bonds from developing countries. The largest portion of the emerging-markets bond market comes from Latin America, followed by Eastern Europe. Africa, the Middle East, and Asia make up the rest. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$62,084,329%
Total number of portfolio holdings	$136%
Total advisory fees paid	$277,336%
Portfolio turnover rate	$89%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Egypt Government Bond, 7.625%-8.875%, due 5/29/32-5/29/50	4.6%
Turkey Government Bond, 4.875%-5.75%, due 3/13/30-5/11/47	4.5%
Romanian Government Bond, 5.625%-6.625%, due 9/27/29-2/22/36	4.4%
Mexico Government Bond, 3.50%-6.00%, due 2/12/34-10/12/2110	4.2%
Colombia Government Bond, 5.00%-8.75%, due 4/20/33-11/14/53	3.8%
Brazil Government Bond, 4.75%-7.125%, due 3/18/31-5/13/54	3.8%
Nigeria Government Bond, 7.143%-8.25%, due 11/21/25-9/28/51	3.5%
Ivory Coast Government Bond, 4.875%-8.25%, due 1/30/32-3/22/48	3.5%
Dominican Republic Government Bond, 4.875%-7.05%, due 2/22/29-1/30/60	3.4%
Oman Government Bond, 6.00%-6.75%, due 8/1/29-1/17/48	3.1%
* Excluding short-term investments
Top Countries
Turkey	6.7%
Romania	6.1%
Colombia	5.8%
Egypt	4.6%
Mexico	4.2%
Brazil	3.8%
Nigeria	3.5%
Cote D'Ivoire	3.5%
Dominican Republic	3.4%
Hungary	3.2%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Candriam Emerging Markets Debt Fund” to “NYLI Candriam Emerging Markets Debt Fund.” The Fund’s name change will not impact the management of the Fund.
As of May 31, 2024, Christopher Mey and Kroum Sourov are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Candriam Emerging Markets Debt Fund
(formerly known as MainStay Candriam Emerging Markets Debt Fund)
Investor Class/MGHHX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Candriam Emerging Markets Debt Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$175	1.60%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the market for global emerging-markets debt instruments rose, supported by attractive income generation, falling U.S. Treasury rates and narrowing credit spreads. The Fund’s performance relative to the JPMorgan EMBI Global Diversified Index was affected by duration positioning, security selection, country allocations and credit-rating allocations.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
U.S. duration exposure	Overweight exposure to rates in last two months of 2023	Contributed
Romania	Overweight exposure to euro-denominated bonds amid favorable euro interest rates and relative value versus the U.S. dollar-denominated bonds	Contributed
Dominican Republic	Overweight exposure amid attractively priced risk premium and narrowing yield differences	Contributed
Mexico	Overweight exposure amid volatility related to the outcome of a decisive Mexican presidential election	Detracted
Qatar	Underweight exposure to a Treasury-sensitive issuer that benefited from declining U.S. Treasury yields	Detracted
Philippines	Underweight exposure to a Treasury-sensitive issuer that benefited from declining U.S. Treasury yields	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 28, 2017, the Fund's principal investment strategies changed. Effective June 21, 2019, the Fund's subadvisor, investment objective and principal investment strategies changed. The performance in the graph and table prior to those dates reflects the Fund’s prior subadvisor, investment objective and principal investment strategies.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	14.29%	(1.11)%	1.31%
Investor Class Shares - Excluding sales charges		19.06%	(0.20)%	1.78%
JPMorgan EMBI Global Diversified Index[1]		18.16%%	0.47)%%	2.92%%
Morningstar Emerging Markets Bond Category Average[2]		17.03%%	1.22)%%	2.51%%
1.
In accordance with new regulatory requirements, the Fund has selected the JPMorgan EMBI Global Diversified Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The JPMorgan EMBI Global Diversified Index is a market-capitalization weighted, total return index tracking the traded market for U.S. dollar-denominated Brady Bonds, Eurobonds, traded loans and local market debt instruments issued by sovereign and quasi-sovereign entities.

2.
The Morningstar Emerging Markets Bond Category Average is representative of funds that invest more than 65% of their assets in foreign bonds from developing countries. The largest portion of the emerging-markets bond market comes from Latin America, followed by Eastern Europe. Africa, the Middle East, and Asia make up the rest. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$62,084,329%
Total number of portfolio holdings	$136%
Total advisory fees paid	$277,336%
Portfolio turnover rate	$89%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Egypt Government Bond, 7.625%-8.875%, due 5/29/32-5/29/50	4.6%
Turkey Government Bond, 4.875%-5.75%, due 3/13/30-5/11/47	4.5%
Romanian Government Bond, 5.625%-6.625%, due 9/27/29-2/22/36	4.4%
Mexico Government Bond, 3.50%-6.00%, due 2/12/34-10/12/2110	4.2%
Colombia Government Bond, 5.00%-8.75%, due 4/20/33-11/14/53	3.8%
Brazil Government Bond, 4.75%-7.125%, due 3/18/31-5/13/54	3.8%
Nigeria Government Bond, 7.143%-8.25%, due 11/21/25-9/28/51	3.5%
Ivory Coast Government Bond, 4.875%-8.25%, due 1/30/32-3/22/48	3.5%
Dominican Republic Government Bond, 4.875%-7.05%, due 2/22/29-1/30/60	3.4%
Oman Government Bond, 6.00%-6.75%, due 8/1/29-1/17/48	3.1%
* Excluding short-term investments
Top Countries
Turkey	6.7%
Romania	6.1%
Colombia	5.8%
Egypt	4.6%
Mexico	4.2%
Brazil	3.8%
Nigeria	3.5%
Cote D'Ivoire	3.5%
Dominican Republic	3.4%
Hungary	3.2%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Candriam Emerging Markets Debt Fund” to “NYLI Candriam Emerging Markets Debt Fund.” The Fund’s name change will not impact the management of the Fund.
As of May 31, 2024, Christopher Mey and Kroum Sourov are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI MacKay High Yield Corporate Bond Fund
(formerly known as MainStay MacKay High Yield Corporate Bond Fund)
Class A/MHCAX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$102	0.96%
What factors influenced Fund performance during the reporting period?
The Fund’s performance relative to the ICE BofA U.S. High Yield Constrained Index during the 12-month reporting period ended October 31, 2024, was affected largely by underweight exposure throughout the reporting period to CCC-rated and distressed issuer bonds, both of which outperformed.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities	Credit selection (top performer: NRG Energy)	Contributed
Consumer goods	Credit selection (top performer: The Scotts Miracle-Gro Company)	Contributed
Basic industry	Selection and overweight allocation to a leading sector (top performer: IAMGOLD)	Contributed
Health care	Selection (lack of exposure to Community Health Systems and underweight exposure to Bausch Health Companies, both outperformers)	Detracted
Energy	Selection and overweight allocation to a lagging sector (notable underperformer: Talos Energy)	Detracted
Retail	Selection (lack of exposure to QVC and Carvana, both outperformers)	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/3/1995	7.81%	3.15%)	4.12%
Class A Shares - Excluding sales charges		12.89%	4.11%)	4.60%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(0.23)%%	1.49%%
ICE BofA U.S. High Yield Constrained Index[2]		16.49%%	4.37%)%	4.77%%
Morningstar High Yield Bond Category Average[3]		14.83%%	4.02%)%	4.04%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. High Yield Constrained Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$11,495,660,158%
Total number of portfolio holdings	$634%
Total advisory fees paid	$58,140,631%
Portfolio turnover rate	$29%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 11/15/27-1/15/33	2.2%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	2.0%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.1%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-3/15/33	1.1%
Mercer International, Inc., 5.125%-12.875%, due 1/15/26-2/1/29	1.0%
Mineral Resources Ltd., 8.00%-9.25%, due 5/1/27-5/1/30	0.9%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
Carnival Corp., 4.00%-7.625%, due 3/1/26-8/15/29	0.9%
Great Outdoors Group LLC, 8.55%, due 3/6/28	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	85.9%
Loan Assignments	6.7%
Common Stocks	0.9%
Convertible Bonds	0.9%
Exchange-Traded Funds	0.4%
Preferred Stock	0.3%
Other Assets, Less Liabilities	4.9%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay High Yield Corporate Bond Fund” to “NYLI MacKay High Yield Corporate Bond Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Andrew Susser, Dohyun Cha, Won Choi and Nate Hudson are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI MacKay High Yield Corporate Bond Fund
(formerly known as MainStay MacKay High Yield Corporate Bond Fund)
Class B/MKHCX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred since November 1, 2023.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$201	1.89%
What factors influenced Fund performance during the reporting period?
The Fund’s performance relative to the ICE BofA U.S. High Yield Constrained Index during the 12-month reporting period ended October 31, 2024, was affected largely by underweight exposure throughout the reporting period to CCC-rated and distressed issuer bonds, both of which outperformed.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities	Credit selection (top performer: NRG Energy)	Contributed
Consumer goods	Credit selection (top performer: The Scotts Miracle-Gro Company)	Contributed
Basic industry	Selection and overweight allocation to a leading sector (top performer: IAMGOLD)	Contributed
Health care	Selection (lack of exposure to Community Health Systems and underweight exposure to Bausch Health Companies, both outperformers)	Detracted
Energy	Selection and overweight allocation to a lagging sector (notable underperformer: Talos Energy)	Detracted
Retail	Selection (lack of exposure to QVC and Carvana, both outperformers)	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class B Shares - Including sales charges	5/1/1986	6.91%	2.86%)	3.71%
Class B Shares - Excluding sales charges		11.91%	3.19%)	3.71%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(0.23)%%	1.49%%
ICE BofA U.S. High Yield Constrained Index[2]		16.49%%	4.37%)%	4.77%%
Morningstar High Yield Bond Category Average[3]		14.83%%	4.02%)%	4.04%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. High Yield Constrained Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$11,495,660,158%
Total number of portfolio holdings	$634%
Total advisory fees paid	$58,140,631%
Portfolio turnover rate	$29%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 11/15/27-1/15/33	2.2%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	2.0%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.1%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-3/15/33	1.1%
Mercer International, Inc., 5.125%-12.875%, due 1/15/26-2/1/29	1.0%
Mineral Resources Ltd., 8.00%-9.25%, due 5/1/27-5/1/30	0.9%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
Carnival Corp., 4.00%-7.625%, due 3/1/26-8/15/29	0.9%
Great Outdoors Group LLC, 8.55%, due 3/6/28	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	85.9%
Loan Assignments	6.7%
Common Stocks	0.9%
Convertible Bonds	0.9%
Exchange-Traded Funds	0.4%
Preferred Stock	0.3%
Other Assets, Less Liabilities	4.9%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay High Yield Corporate Bond Fund” to “NYLI MacKay High Yield Corporate Bond Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Andrew Susser, Dohyun Cha, Won Choi and Nate Hudson are portfolio managers of the Fund.
At a meeting held on December 3-4, 2024, the Board approved a proposal to accelerate the conversion of the Fund’s Class B shares into Class A shares or Investor Class shares, based on shareholder eligibility. Class B shareholders of the Fund will receive Class A shares of the Fund if they hold at least $15,000 of Class B shares of the Fund on or around February 28, 2025; otherwise, Class B shareholders of the Fund will receive Investor Class shares of the relevant Fund. The accelerated conversion of Class B shares of the Fund is expected to occur on or about February 28, 2025.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI MacKay High Yield Corporate Bond Fund
(formerly known as MainStay MacKay High Yield Corporate Bond Fund)
Class C/MYHCX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$201	1.89%
What factors influenced Fund performance during the reporting period?
The Fund’s performance relative to the ICE BofA U.S. High Yield Constrained Index during the 12-month reporting period ended October 31, 2024, was affected largely by underweight exposure throughout the reporting period to CCC-rated and distressed issuer bonds, both of which outperformed.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities	Credit selection (top performer: NRG Energy)	Contributed
Consumer goods	Credit selection (top performer: The Scotts Miracle-Gro Company)	Contributed
Basic industry	Selection and overweight allocation to a leading sector (top performer: IAMGOLD)	Contributed
Health care	Selection (lack of exposure to Community Health Systems and underweight exposure to Bausch Health Companies, both outperformers)	Detracted
Energy	Selection and overweight allocation to a lagging sector (notable underperformer: Talos Energy)	Detracted
Retail	Selection (lack of exposure to QVC and Carvana, both outperformers)	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/1/1998	10.89%	3.19%)	3.73%
Class C Shares - Excluding sales charges		11.89%	3.19%)	3.73%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(0.23)%%	1.49%%
ICE BofA U.S. High Yield Constrained Index[2]		16.49%%	4.37%)%	4.77%%
Morningstar High Yield Bond Category Average[3]		14.83%%	4.02%)%	4.04%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. High Yield Constrained Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$11,495,660,158%
Total number of portfolio holdings	$634%
Total advisory fees paid	$58,140,631%
Portfolio turnover rate	$29%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 11/15/27-1/15/33	2.2%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	2.0%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.1%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-3/15/33	1.1%
Mercer International, Inc., 5.125%-12.875%, due 1/15/26-2/1/29	1.0%
Mineral Resources Ltd., 8.00%-9.25%, due 5/1/27-5/1/30	0.9%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
Carnival Corp., 4.00%-7.625%, due 3/1/26-8/15/29	0.9%
Great Outdoors Group LLC, 8.55%, due 3/6/28	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	85.9%
Loan Assignments	6.7%
Common Stocks	0.9%
Convertible Bonds	0.9%
Exchange-Traded Funds	0.4%
Preferred Stock	0.3%
Other Assets, Less Liabilities	4.9%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay High Yield Corporate Bond Fund” to “NYLI MacKay High Yield Corporate Bond Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Andrew Susser, Dohyun Cha, Won Choi and Nate Hudson are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI MacKay High Yield Corporate Bond Fund
(formerly known as MainStay MacKay High Yield Corporate Bond Fund)
Class I/MHYIX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$76	0.71%
What factors influenced Fund performance during the reporting period?
The Fund’s performance relative to the ICE BofA U.S. High Yield Constrained Index during the 12-month reporting period ended October 31, 2024, was affected largely by underweight exposure throughout the reporting period to CCC-rated and distressed issuer bonds, both of which outperformed.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities	Credit selection (top performer: NRG Energy)	Contributed
Consumer goods	Credit selection (top performer: The Scotts Miracle-Gro Company)	Contributed
Basic industry	Selection and overweight allocation to a leading sector (top performer: IAMGOLD)	Contributed
Health care	Selection (lack of exposure to Community Health Systems and underweight exposure to Bausch Health Companies, both outperformers)	Detracted
Energy	Selection and overweight allocation to a lagging sector (notable underperformer: Talos Energy)	Detracted
Retail	Selection (lack of exposure to QVC and Carvana, both outperformers)	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class I Shares	1/2/2004	13.16%	4.38%)	4.85%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(0.23)%%	1.49%%
ICE BofA U.S. High Yield Constrained Index[2]		16.49%%	4.37%)%	4.77%%
Morningstar High Yield Bond Category Average[3]		14.83%%	4.02%)%	4.04%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. High Yield Constrained Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$11,495,660,158%
Total number of portfolio holdings	$634%
Total advisory fees paid	$58,140,631%
Portfolio turnover rate	$29%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 11/15/27-1/15/33	2.2%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	2.0%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.1%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-3/15/33	1.1%
Mercer International, Inc., 5.125%-12.875%, due 1/15/26-2/1/29	1.0%
Mineral Resources Ltd., 8.00%-9.25%, due 5/1/27-5/1/30	0.9%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
Carnival Corp., 4.00%-7.625%, due 3/1/26-8/15/29	0.9%
Great Outdoors Group LLC, 8.55%, due 3/6/28	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	85.9%
Loan Assignments	6.7%
Common Stocks	0.9%
Convertible Bonds	0.9%
Exchange-Traded Funds	0.4%
Preferred Stock	0.3%
Other Assets, Less Liabilities	4.9%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay High Yield Corporate Bond Fund” to “NYLI MacKay High Yield Corporate Bond Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Andrew Susser, Dohyun Cha, Won Choi and Nate Hudson are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI MacKay High Yield Corporate Bond Fund
(formerly known as MainStay MacKay High Yield Corporate Bond Fund)
Class R2/MHYRX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$113	1.06%
What factors influenced Fund performance during the reporting period?
The Fund’s performance relative to the ICE BofA U.S. High Yield Constrained Index during the 12-month reporting period ended October 31, 2024, was affected largely by underweight exposure throughout the reporting period to CCC-rated and distressed issuer bonds, both of which outperformed.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities	Credit selection (top performer: NRG Energy)	Contributed
Consumer goods	Credit selection (top performer: The Scotts Miracle-Gro Company)	Contributed
Basic industry	Selection and overweight allocation to a leading sector (top performer: IAMGOLD)	Contributed
Health care	Selection (lack of exposure to Community Health Systems and underweight exposure to Bausch Health Companies, both outperformers)	Detracted
Energy	Selection and overweight allocation to a lagging sector (notable underperformer: Talos Energy)	Detracted
Retail	Selection (lack of exposure to QVC and Carvana, both outperformers)	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class R2 Shares	5/1/2008	12.77%	4.01%)	4.49%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(0.23)%%	1.49%%
ICE BofA U.S. High Yield Constrained Index[2]		16.49%%	4.37%)%	4.77%%
Morningstar High Yield Bond Category Average[3]		14.83%%	4.02%)%	4.04%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. High Yield Constrained Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$11,495,660,158%
Total number of portfolio holdings	$634%
Total advisory fees paid	$58,140,631%
Portfolio turnover rate	$29%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 11/15/27-1/15/33	2.2%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	2.0%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.1%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-3/15/33	1.1%
Mercer International, Inc., 5.125%-12.875%, due 1/15/26-2/1/29	1.0%
Mineral Resources Ltd., 8.00%-9.25%, due 5/1/27-5/1/30	0.9%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
Carnival Corp., 4.00%-7.625%, due 3/1/26-8/15/29	0.9%
Great Outdoors Group LLC, 8.55%, due 3/6/28	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	85.9%
Loan Assignments	6.7%
Common Stocks	0.9%
Convertible Bonds	0.9%
Exchange-Traded Funds	0.4%
Preferred Stock	0.3%
Other Assets, Less Liabilities	4.9%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay High Yield Corporate Bond Fund” to “NYLI MacKay High Yield Corporate Bond Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Andrew Susser, Dohyun Cha, Won Choi and Nate Hudson are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI MacKay High Yield Corporate Bond Fund
(formerly known as MainStay MacKay High Yield Corporate Bond Fund)
Class R3/MHYTX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$139	1.31%
What factors influenced Fund performance during the reporting period?
The Fund’s performance relative to the ICE BofA U.S. High Yield Constrained Index during the 12-month reporting period ended October 31, 2024, was affected largely by underweight exposure throughout the reporting period to CCC-rated and distressed issuer bonds, both of which outperformed.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities	Credit selection (top performer: NRG Energy)	Contributed
Consumer goods	Credit selection (top performer: The Scotts Miracle-Gro Company)	Contributed
Basic industry	Selection and overweight allocation to a leading sector (top performer: IAMGOLD)	Contributed
Health care	Selection (lack of exposure to Community Health Systems and underweight exposure to Bausch Health Companies, both outperformers)	Detracted
Energy	Selection and overweight allocation to a lagging sector (notable underperformer: Talos Energy)	Detracted
Retail	Selection (lack of exposure to QVC and Carvana, both outperformers)	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Class R3 Shares	2/29/2016	12.52%	3.74%)	5.57%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(0.23)%%	1.32%%
ICE BofA U.S. High Yield Constrained Index[2]		16.49%%	4.37%)%	6.51%%
Morningstar High Yield Bond Category Average[3]		14.83%%	4.02%)%	5.32%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. High Yield Constrained Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$11,495,660,158%
Total number of portfolio holdings	$634%
Total advisory fees paid	$58,140,631%
Portfolio turnover rate	$29%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 11/15/27-1/15/33	2.2%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	2.0%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.1%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-3/15/33	1.1%
Mercer International, Inc., 5.125%-12.875%, due 1/15/26-2/1/29	1.0%
Mineral Resources Ltd., 8.00%-9.25%, due 5/1/27-5/1/30	0.9%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
Carnival Corp., 4.00%-7.625%, due 3/1/26-8/15/29	0.9%
Great Outdoors Group LLC, 8.55%, due 3/6/28	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	85.9%
Loan Assignments	6.7%
Common Stocks	0.9%
Convertible Bonds	0.9%
Exchange-Traded Funds	0.4%
Preferred Stock	0.3%
Other Assets, Less Liabilities	4.9%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay High Yield Corporate Bond Fund” to “NYLI MacKay High Yield Corporate Bond Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Andrew Susser, Dohyun Cha, Won Choi and Nate Hudson are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI MacKay High Yield Corporate Bond Fund
(formerly known as MainStay MacKay High Yield Corporate Bond Fund)
Class R6/MHYSX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$60	0.56%
What factors influenced Fund performance during the reporting period?
The Fund’s performance relative to the ICE BofA U.S. High Yield Constrained Index during the 12-month reporting period ended October 31, 2024, was affected largely by underweight exposure throughout the reporting period to CCC-rated and distressed issuer bonds, both of which outperformed.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities	Credit selection (top performer: NRG Energy)	Contributed
Consumer goods	Credit selection (top performer: The Scotts Miracle-Gro Company)	Contributed
Basic industry	Selection and overweight allocation to a leading sector (top performer: IAMGOLD)	Contributed
Health care	Selection (lack of exposure to Community Health Systems and underweight exposure to Bausch Health Companies, both outperformers)	Detracted
Energy	Selection and overweight allocation to a lagging sector (notable underperformer: Talos Energy)	Detracted
Retail	Selection (lack of exposure to QVC and Carvana, both outperformers)	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class R6 Shares	6/17/2013	13.39%	4.50%)	4.98%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(0.23)%%	1.49%%
ICE BofA U.S. High Yield Constrained Index[2]		16.49%%	4.37%)%	4.77%%
Morningstar High Yield Bond Category Average[3]		14.83%%	4.02%)%	4.04%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. High Yield Constrained Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$11,495,660,158%
Total number of portfolio holdings	$634%
Total advisory fees paid	$58,140,631%
Portfolio turnover rate	$29%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 11/15/27-1/15/33	2.2%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	2.0%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.1%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-3/15/33	1.1%
Mercer International, Inc., 5.125%-12.875%, due 1/15/26-2/1/29	1.0%
Mineral Resources Ltd., 8.00%-9.25%, due 5/1/27-5/1/30	0.9%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
Carnival Corp., 4.00%-7.625%, due 3/1/26-8/15/29	0.9%
Great Outdoors Group LLC, 8.55%, due 3/6/28	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	85.9%
Loan Assignments	6.7%
Common Stocks	0.9%
Convertible Bonds	0.9%
Exchange-Traded Funds	0.4%
Preferred Stock	0.3%
Other Assets, Less Liabilities	4.9%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay High Yield Corporate Bond Fund” to “NYLI MacKay High Yield Corporate Bond Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Andrew Susser, Dohyun Cha, Won Choi and Nate Hudson are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI MacKay High Yield Corporate Bond Fund
(formerly known as MainStay MacKay High Yield Corporate Bond Fund)
Investor Class/MHHIX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$122	1.14%
What factors influenced Fund performance during the reporting period?
The Fund’s performance relative to the ICE BofA U.S. High Yield Constrained Index during the 12-month reporting period ended October 31, 2024, was affected largely by underweight exposure throughout the reporting period to CCC-rated and distressed issuer bonds, both of which outperformed.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities	Credit selection (top performer: NRG Energy)	Contributed
Consumer goods	Credit selection (top performer: The Scotts Miracle-Gro Company)	Contributed
Basic industry	Selection and overweight allocation to a leading sector (top performer: IAMGOLD)	Contributed
Health care	Selection (lack of exposure to Community Health Systems and underweight exposure to Bausch Health Companies, both outperformers)	Detracted
Energy	Selection and overweight allocation to a lagging sector (notable underperformer: Talos Energy)	Detracted
Retail	Selection (lack of exposure to QVC and Carvana, both outperformers)	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	8.29%	3.02%)	4.01%
Investor Class Shares - Excluding sales charges		12.80%	3.98%)	4.49%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(0.23)%%	1.49%%
ICE BofA U.S. High Yield Constrained Index[2]		16.49%%	4.37%)%	4.77%%
Morningstar High Yield Bond Category Average[3]		14.83%%	4.02%)%	4.04%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. High Yield Constrained Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$11,495,660,158%
Total number of portfolio holdings	$634%
Total advisory fees paid	$58,140,631%
Portfolio turnover rate	$29%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 11/15/27-1/15/33	2.2%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	2.0%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.1%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-3/15/33	1.1%
Mercer International, Inc., 5.125%-12.875%, due 1/15/26-2/1/29	1.0%
Mineral Resources Ltd., 8.00%-9.25%, due 5/1/27-5/1/30	0.9%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
Carnival Corp., 4.00%-7.625%, due 3/1/26-8/15/29	0.9%
Great Outdoors Group LLC, 8.55%, due 3/6/28	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	85.9%
Loan Assignments	6.7%
Common Stocks	0.9%
Convertible Bonds	0.9%
Exchange-Traded Funds	0.4%
Preferred Stock	0.3%
Other Assets, Less Liabilities	4.9%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay High Yield Corporate Bond Fund” to “NYLI MacKay High Yield Corporate Bond Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Andrew Susser, Dohyun Cha, Won Choi and Nate Hudson are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI MacKay High Yield Corporate Bond Fund
(formerly known as MainStay MacKay High Yield Corporate Bond Fund)
SIMPLE Class/MHHSX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SIMPLE Class	$128	1.21%
What factors influenced Fund performance during the reporting period?
The Fund’s performance relative to the ICE BofA U.S. High Yield Constrained Index during the 12-month reporting period ended October 31, 2024, was affected largely by underweight exposure throughout the reporting period to CCC-rated and distressed issuer bonds, both of which outperformed.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities	Credit selection (top performer: NRG Energy)	Contributed
Consumer goods	Credit selection (top performer: The Scotts Miracle-Gro Company)	Contributed
Basic industry	Selection and overweight allocation to a leading sector (top performer: IAMGOLD)	Contributed
Health care	Selection (lack of exposure to Community Health Systems and underweight exposure to Bausch Health Companies, both outperformers)	Detracted
Energy	Selection and overweight allocation to a lagging sector (notable underperformer: Talos Energy)	Detracted
Retail	Selection (lack of exposure to QVC and Carvana, both outperformers)	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Since Inception
SIMPLE Class Shares	8/31/2020	12.54%	3.90%)
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(1.82)%%
ICE BofA U.S. High Yield Constrained Index[2]		16.49%%	4.51%)%
Morningstar High Yield Bond Category Average[3]		14.83%%	4.00%)%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. High Yield Constrained Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$11,495,660,158%
Total number of portfolio holdings	$634%
Total advisory fees paid	$58,140,631%
Portfolio turnover rate	$29%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 11/15/27-1/15/33	2.2%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	2.0%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.1%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-3/15/33	1.1%
Mercer International, Inc., 5.125%-12.875%, due 1/15/26-2/1/29	1.0%
Mineral Resources Ltd., 8.00%-9.25%, due 5/1/27-5/1/30	0.9%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
Carnival Corp., 4.00%-7.625%, due 3/1/26-8/15/29	0.9%
Great Outdoors Group LLC, 8.55%, due 3/6/28	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	85.9%
Loan Assignments	6.7%
Common Stocks	0.9%
Convertible Bonds	0.9%
Exchange-Traded Funds	0.4%
Preferred Stock	0.3%
Other Assets, Less Liabilities	4.9%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay High Yield Corporate Bond Fund” to “NYLI MacKay High Yield Corporate Bond Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Andrew Susser, Dohyun Cha, Won Choi and Nate Hudson are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI MacKay U.S. Infrastructure Bond Fund
(formerly known as MainStay MacKay U.S. Infrastructure Bond Fund)
Class A/MGVAX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay U.S. Infrastructure Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$89	0.85%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the taxable segment of the municipal market outperformed its investment-grade tax-exempt counterparts but underperformed its high yield tax-exempt peers. The Fund’s performance relative to the Bloomberg 5-10 Year Taxable Municipal Bond Index was partly impacted by yield curve positioning. Overweight exposure to bonds maturing beyond 10 years, as well as overweight exposure to higher coupon bonds, also affected relative returns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Maturity	Overweight allocation to bonds maturing over 10 years, as the long end of the curve outperformed the short end	Contributed
Coupon	Overweight allocation to 5% to 5.25% bonds, boosted by security selection	Contributed
Sector	Overweight allocation to electric names, driven by security selection	Contributed
Credit rating	Underweight allocation to A-rated credits, driven by security selection	Detracted
Geographic	Underweight allocation to, and security selection in, the State of Illinois	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/3/1995	6.94%	(0.62)%	0.86%
Class A Shares - Excluding sales charges		10.24%	0.30%)	1.32%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(0.23)%%	1.49%%
Bloomberg 5-10 Year Taxable Municipal Bond Index[2]		10.97%%	1.00)%%	2.70%%
Morningstar Intermediate Core Bond Category Average[3]		10.57%%	(0.12)%%	1.42%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg 5-10 Year Taxable Municipal Bond Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities,mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The Bloomberg 5-10 Year Taxable Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is the 5-10 year component of the Bloomberg Taxable Municipal Bond Index.

3.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,394,111,922%
Total number of portfolio holdings	$358%
Total advisory fees paid	$4,690,353%
Portfolio turnover rate	$74%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York City Transitional Finance Authority, 3.00%-5.65%, due 2/1/29-11/1/35	2.9%
City of New York, 1.623%-5.625%, due 8/1/28-10/1/54	2.4%
State of California, 3.00%-7.50%, due 9/1/29-10/1/41	2.3%
District of Columbia, 3.759%-7.625%, due 7/1/29-10/1/35	2.2%
Commonwealth of Massachusetts, 3.769%-5.50%, due 7/15/29-8/1/34	2.1%
City of Los Angeles, 3.258%-5.50%, due 5/15/30-9/1/34	2.0%
State of Illinois, 2.159%-7.35%, due 6/15/29-12/1/38	1.9%
State of Texas, 1.844%-4.90%, due 10/1/30-10/1/35	1.7%
County of Miami-Dade, 1.862%-5.653%, due 10/1/29-11/1/32	1.7%
New York State Dormitory Authority, 2.219%-5.289%, due 7/1/30-7/1/35	1.5%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	84.3%
Corporate Bonds	8.1%
Short-Term Investments	4.0%
Closed-End Fund	0.2%
U.S. Government & Federal Agencies	0.0%‡
Other Assets, Less Liabilities	3.4%
‡ Less than one-tenth of a percent.
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay U.S. Infrastructure Bond Fund” to “NYLI MacKay U.S. Infrastructure Bond Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI MacKay U.S. Infrastructure Bond Fund
(formerly known as MainStay MacKay U.S. Infrastructure Bond Fund)
Class C/MGVCX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay U.S. Infrastructure Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$196	1.88%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the taxable segment of the municipal market outperformed its investment-grade tax-exempt counterparts but underperformed its high yield tax-exempt peers. The Fund’s performance relative to the Bloomberg 5-10 Year Taxable Municipal Bond Index was partly impacted by yield curve positioning. Overweight exposure to bonds maturing beyond 10 years, as well as overweight exposure to higher coupon bonds, also affected relative returns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Maturity	Overweight allocation to bonds maturing over 10 years, as the long end of the curve outperformed the short end	Contributed
Coupon	Overweight allocation to 5% to 5.25% bonds, boosted by security selection	Contributed
Sector	Overweight allocation to electric names, driven by security selection	Contributed
Credit rating	Underweight allocation to A-rated credits, driven by security selection	Detracted
Geographic	Underweight allocation to, and security selection in, the State of Illinois	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/1/1998	8.13%	(0.74)%	0.29%
Class C Shares - Excluding sales charges		9.13%	(0.74)%	0.29%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(0.23)%%	1.49%%
Bloomberg 5-10 Year Taxable Municipal Bond Index[2]		10.97%%	1.00)%%	2.70%%
Morningstar Intermediate Core Bond Category Average[3]		10.57%%	(0.12)%%	1.42%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg 5-10 Year Taxable Municipal Bond Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities,mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The Bloomberg 5-10 Year Taxable Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is the 5-10 year component of the Bloomberg Taxable Municipal Bond Index.

3.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,394,111,922%
Total number of portfolio holdings	$358%
Total advisory fees paid	$4,690,353%
Portfolio turnover rate	$74%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York City Transitional Finance Authority, 3.00%-5.65%, due 2/1/29-11/1/35	2.9%
City of New York, 1.623%-5.625%, due 8/1/28-10/1/54	2.4%
State of California, 3.00%-7.50%, due 9/1/29-10/1/41	2.3%
District of Columbia, 3.759%-7.625%, due 7/1/29-10/1/35	2.2%
Commonwealth of Massachusetts, 3.769%-5.50%, due 7/15/29-8/1/34	2.1%
City of Los Angeles, 3.258%-5.50%, due 5/15/30-9/1/34	2.0%
State of Illinois, 2.159%-7.35%, due 6/15/29-12/1/38	1.9%
State of Texas, 1.844%-4.90%, due 10/1/30-10/1/35	1.7%
County of Miami-Dade, 1.862%-5.653%, due 10/1/29-11/1/32	1.7%
New York State Dormitory Authority, 2.219%-5.289%, due 7/1/30-7/1/35	1.5%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	84.3%
Corporate Bonds	8.1%
Short-Term Investments	4.0%
Closed-End Fund	0.2%
U.S. Government & Federal Agencies	0.0%‡
Other Assets, Less Liabilities	3.4%
‡ Less than one-tenth of a percent.
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay U.S. Infrastructure Bond Fund” to “NYLI MacKay U.S. Infrastructure Bond Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI MacKay U.S. Infrastructure Bond Fund
(formerly known as MainStay MacKay U.S. Infrastructure Bond Fund)
Class I/MGOIX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay U.S. Infrastructure Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$63	0.60%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the taxable segment of the municipal market outperformed its investment-grade tax-exempt counterparts but underperformed its high yield tax-exempt peers. The Fund’s performance relative to the Bloomberg 5-10 Year Taxable Municipal Bond Index was partly impacted by yield curve positioning. Overweight exposure to bonds maturing beyond 10 years, as well as overweight exposure to higher coupon bonds, also affected relative returns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Maturity	Overweight allocation to bonds maturing over 10 years, as the long end of the curve outperformed the short end	Contributed
Coupon	Overweight allocation to 5% to 5.25% bonds, boosted by security selection	Contributed
Sector	Overweight allocation to electric names, driven by security selection	Contributed
Credit rating	Underweight allocation to A-rated credits, driven by security selection	Detracted
Geographic	Underweight allocation to, and security selection in, the State of Illinois	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class I Shares	1/2/2004	10.54%	0.54%)	1.58%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(0.23)%%	1.49%%
Bloomberg 5-10 Year Taxable Municipal Bond Index[2]		10.97%%	1.00%)%	2.70%%
Morningstar Intermediate Core Bond Category Average[3]		10.57%%	(0.12)%%	1.42%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg 5-10 Year Taxable Municipal Bond Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities,mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The Bloomberg 5-10 Year Taxable Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is the 5-10 year component of the Bloomberg Taxable Municipal Bond Index.

3.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,394,111,922%
Total number of portfolio holdings	$358%
Total advisory fees paid	$4,690,353%
Portfolio turnover rate	$74%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York City Transitional Finance Authority, 3.00%-5.65%, due 2/1/29-11/1/35	2.9%
City of New York, 1.623%-5.625%, due 8/1/28-10/1/54	2.4%
State of California, 3.00%-7.50%, due 9/1/29-10/1/41	2.3%
District of Columbia, 3.759%-7.625%, due 7/1/29-10/1/35	2.2%
Commonwealth of Massachusetts, 3.769%-5.50%, due 7/15/29-8/1/34	2.1%
City of Los Angeles, 3.258%-5.50%, due 5/15/30-9/1/34	2.0%
State of Illinois, 2.159%-7.35%, due 6/15/29-12/1/38	1.9%
State of Texas, 1.844%-4.90%, due 10/1/30-10/1/35	1.7%
County of Miami-Dade, 1.862%-5.653%, due 10/1/29-11/1/32	1.7%
New York State Dormitory Authority, 2.219%-5.289%, due 7/1/30-7/1/35	1.5%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	84.3%
Corporate Bonds	8.1%
Short-Term Investments	4.0%
Closed-End Fund	0.2%
U.S. Government & Federal Agencies	0.0%‡
Other Assets, Less Liabilities	3.4%
‡ Less than one-tenth of a percent.
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay U.S. Infrastructure Bond Fund” to “NYLI MacKay U.S. Infrastructure Bond Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI MacKay U.S. Infrastructure Bond Fund
(formerly known as MainStay MacKay U.S. Infrastructure Bond Fund)
Class R6/MGVDX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay U.S. Infrastructure Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$56	0.53%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the taxable segment of the municipal market outperformed its investment-grade tax-exempt counterparts but underperformed its high yield tax-exempt peers. The Fund’s performance relative to the Bloomberg 5-10 Year Taxable Municipal Bond Index was partly impacted by yield curve positioning. Overweight exposure to bonds maturing beyond 10 years, as well as overweight exposure to higher coupon bonds, also affected relative returns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Maturity	Overweight allocation to bonds maturing over 10 years, as the long end of the curve outperformed the short end	Contributed
Coupon	Overweight allocation to 5% to 5.25% bonds, boosted by security selection	Contributed
Sector	Overweight allocation to electric names, driven by security selection	Contributed
Credit rating	Underweight allocation to A-rated credits, driven by security selection	Detracted
Geographic	Underweight allocation to, and security selection in, the State of Illinois	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Class R6 Shares	11/1/2019	10.45%	0.60%)	0.60%)
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(0.23)%%	(0.23)%%
Bloomberg 5-10 Year Taxable Municipal Bond Index[2]		10.97%%	1.00%)%	1.00%)%
Morningstar Intermediate Core Bond Category Average[3]		10.57%%	(0.12)%%	(0.12)%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg 5-10 Year Taxable Municipal Bond Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities,mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The Bloomberg 5-10 Year Taxable Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is the 5-10 year component of the Bloomberg Taxable Municipal Bond Index.

3.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,394,111,922%
Total number of portfolio holdings	$358%
Total advisory fees paid	$4,690,353%
Portfolio turnover rate	$74%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York City Transitional Finance Authority, 3.00%-5.65%, due 2/1/29-11/1/35	2.9%
City of New York, 1.623%-5.625%, due 8/1/28-10/1/54	2.4%
State of California, 3.00%-7.50%, due 9/1/29-10/1/41	2.3%
District of Columbia, 3.759%-7.625%, due 7/1/29-10/1/35	2.2%
Commonwealth of Massachusetts, 3.769%-5.50%, due 7/15/29-8/1/34	2.1%
City of Los Angeles, 3.258%-5.50%, due 5/15/30-9/1/34	2.0%
State of Illinois, 2.159%-7.35%, due 6/15/29-12/1/38	1.9%
State of Texas, 1.844%-4.90%, due 10/1/30-10/1/35	1.7%
County of Miami-Dade, 1.862%-5.653%, due 10/1/29-11/1/32	1.7%
New York State Dormitory Authority, 2.219%-5.289%, due 7/1/30-7/1/35	1.5%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	84.3%
Corporate Bonds	8.1%
Short-Term Investments	4.0%
Closed-End Fund	0.2%
U.S. Government & Federal Agencies	0.0%‡
Other Assets, Less Liabilities	3.4%
‡ Less than one-tenth of a percent.
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay U.S. Infrastructure Bond Fund” to “NYLI MacKay U.S. Infrastructure Bond Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI MacKay U.S. Infrastructure Bond Fund
(formerly known as MainStay MacKay U.S. Infrastructure Bond Fund)
Investor Class/MGVNX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay U.S. Infrastructure Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$118	1.13%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the taxable segment of the municipal market outperformed its investment-grade tax-exempt counterparts but underperformed its high yield tax-exempt peers. The Fund’s performance relative to the Bloomberg 5-10 Year Taxable Municipal Bond Index was partly impacted by yield curve positioning. Overweight exposure to bonds maturing beyond 10 years, as well as overweight exposure to higher coupon bonds, also affected relative returns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Maturity	Overweight allocation to bonds maturing over 10 years, as the long end of the curve outperformed the short end	Contributed
Coupon	Overweight allocation to 5% to 5.25% bonds, boosted by security selection	Contributed
Sector	Overweight allocation to electric names, driven by security selection	Contributed
Credit rating	Underweight allocation to A-rated credits, driven by security selection	Detracted
Geographic	Underweight allocation to, and security selection in, the State of Illinois	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	7.29%	(0.91)%	0.57%
Investor Class Shares - Excluding sales charges		10.04%	0.00%)	1.04%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(0.23)%%	1.49%%
Bloomberg 5-10 Year Taxable Municipal Bond Index[2]		10.97%%	1.00)%%	2.70%%
Morningstar Intermediate Core Bond Category Average[3]		10.57%%	(0.12)%%	1.42%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg 5-10 Year Taxable Municipal Bond Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities,mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The Bloomberg 5-10 Year Taxable Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is the 5-10 year component of the Bloomberg Taxable Municipal Bond Index.

3.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,394,111,922%
Total number of portfolio holdings	$358%
Total advisory fees paid	$4,690,353%
Portfolio turnover rate	$74%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York City Transitional Finance Authority, 3.00%-5.65%, due 2/1/29-11/1/35	2.9%
City of New York, 1.623%-5.625%, due 8/1/28-10/1/54	2.4%
State of California, 3.00%-7.50%, due 9/1/29-10/1/41	2.3%
District of Columbia, 3.759%-7.625%, due 7/1/29-10/1/35	2.2%
Commonwealth of Massachusetts, 3.769%-5.50%, due 7/15/29-8/1/34	2.1%
City of Los Angeles, 3.258%-5.50%, due 5/15/30-9/1/34	2.0%
State of Illinois, 2.159%-7.35%, due 6/15/29-12/1/38	1.9%
State of Texas, 1.844%-4.90%, due 10/1/30-10/1/35	1.7%
County of Miami-Dade, 1.862%-5.653%, due 10/1/29-11/1/32	1.7%
New York State Dormitory Authority, 2.219%-5.289%, due 7/1/30-7/1/35	1.5%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	84.3%
Corporate Bonds	8.1%
Short-Term Investments	4.0%
Closed-End Fund	0.2%
U.S. Government & Federal Agencies	0.0%‡
Other Assets, Less Liabilities	3.4%
‡ Less than one-tenth of a percent.
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay U.S. Infrastructure Bond Fund” to “NYLI MacKay U.S. Infrastructure Bond Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI MacKay Tax Free Bond Fund
(formerly known as MainStay MacKay Tax Free Bond Fund)
Class A/MTBAX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay Tax Free Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	0.74%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg Municipal Bond Index was primarily driven by yield curve posture and security selection. Overweight exposure to longer-dated bonds enhanced relative returns. The Fund maintained but reduced overweight exposure to longer maturity bonds as municipal/Treasury levels cheapened in the intermediate segment during the reporting period.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Maturity	Overweight allocation to bonds maturing beyond 15 years, as the long end of the curve outperformed the short end	Contributed
Credit rating	Underweight allocation to AAA-rated bonds given their underperformance to lower alternatives	Contributed
Coupon	Overweight allocation to 5.25%–6% coupon bonds, driven by yield curve positioning	Contributed
Geographic	Overweight exposure to holdings from the State of Illinois, due to yield curve positioning	Contributed
Sector	Underweight allocation to education holdings, negatively impacted by security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/3/1995	7.05%	0.03%	1.91%
Class A Shares - Excluding sales charges		10.36%	0.96%	2.38%
Bloomberg Municipal Bond Index[1]		9.70%%	1.05%%	2.30%%
Morningstar Muni National Long Category Average[2]		12.94%%	0.88%%	2.23%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Morningstar Muni National Long Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. These funds have durations of more than 7 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$9,640,366,587%
Total number of portfolio holdings	$1,127%
Total advisory fees paid	$36,813,143%
Portfolio turnover rate	$36%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
San Francisco City & County Airport Commission, 5.00%-5.25%, due 5/1/30-5/1/50	1.9%
New York City Transitional Finance Authority, 3.00%-5.50%, due 5/1/33-5/1/52	1.9%
Black Belt Energy Gas District, 3.89%-5.25%, due 6/1/49-10/1/55	1.8%
New York State Dormitory Authority, 3.00%-5.75%, due 7/1/27-7/1/54	1.7%
Triborough Bridge & Tunnel Authority, 3.00%-5.50%, due 3/15/27-5/15/63	1.7%
State of California, 3.00%-5.00%, due 9/1/25-4/1/52	1.6%
California Community Choice Financing Authority, 3.69%-5.25%, due 2/1/52-8/1/55	1.5%
Main Street Natural Gas, Inc., 4.00%-5.50%, due 9/15/27-12/1/54	1.4%
City & County of Denver, 3.00%-5.75%, due 12/1/28-12/1/48	1.3%
Port Authority of New York & New Jersey, 4.00%-5.50%, due 3/15/30-8/1/52	1.3%
* Excluding short-term investments
Top States
New York	13.2%
California	12.6%
Texas	11.6%
Illinois	7.1%
Florida	5.8%
Georgia	4.9%
Alabama	3.9%
Colorado	3.0%
Pennsylvania	2.8%
New Jersey	2.7%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Tax Free Bond Fund” to “NYLI MacKay Tax Free Bond Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI MacKay Tax Free Bond Fund
(formerly known as MainStay MacKay Tax Free Bond Fund)
Class B/MKTBX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay Tax Free Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred since November 1, 2023.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$108	1.03%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg Municipal Bond Index was primarily driven by yield curve posture and security selection. Overweight exposure to longer-dated bonds enhanced relative returns. The Fund maintained but reduced overweight exposure to longer maturity bonds as municipal/Treasury levels cheapened in the intermediate segment during the reporting period.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Maturity	Overweight allocation to bonds maturing beyond 15 years, as the long end of the curve outperformed the short end	Contributed
Credit rating	Underweight allocation to AAA-rated bonds given their underperformance to lower alternatives	Contributed
Coupon	Overweight allocation to 5.25%–6% coupon bonds, driven by yield curve positioning	Contributed
Geographic	Overweight exposure to holdings from the State of Illinois, due to yield curve positioning	Contributed
Sector	Underweight allocation to education holdings, negatively impacted by security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class B Shares - Including sales charges	5/1/1986	5.04%	0.32%	2.11%
Class B Shares - Excluding sales charges		10.04%	0.68%	2.11%
Bloomberg Municipal Bond Index[1]		9.70%%	1.05%%	2.30%%
Morningstar Muni National Long Category Average[2]		12.94%%	0.88%%	2.23%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Morningstar Muni National Long Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. These funds have durations of more than 7 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$9,640,366,587%
Total number of portfolio holdings	$1,127%
Total advisory fees paid	$36,813,143%
Portfolio turnover rate	$36%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
San Francisco City & County Airport Commission, 5.00%-5.25%, due 5/1/30-5/1/50	1.9%
New York City Transitional Finance Authority, 3.00%-5.50%, due 5/1/33-5/1/52	1.9%
Black Belt Energy Gas District, 3.89%-5.25%, due 6/1/49-10/1/55	1.8%
New York State Dormitory Authority, 3.00%-5.75%, due 7/1/27-7/1/54	1.7%
Triborough Bridge & Tunnel Authority, 3.00%-5.50%, due 3/15/27-5/15/63	1.7%
State of California, 3.00%-5.00%, due 9/1/25-4/1/52	1.6%
California Community Choice Financing Authority, 3.69%-5.25%, due 2/1/52-8/1/55	1.5%
Main Street Natural Gas, Inc., 4.00%-5.50%, due 9/15/27-12/1/54	1.4%
City & County of Denver, 3.00%-5.75%, due 12/1/28-12/1/48	1.3%
Port Authority of New York & New Jersey, 4.00%-5.50%, due 3/15/30-8/1/52	1.3%
* Excluding short-term investments
Top States
New York	13.2%
California	12.6%
Texas	11.6%
Illinois	7.1%
Florida	5.8%
Georgia	4.9%
Alabama	3.9%
Colorado	3.0%
Pennsylvania	2.8%
New Jersey	2.7%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Tax Free Bond Fund” to “NYLI MacKay Tax Free Bond Fund.” The Fund’s name change will not impact the management of the Fund.
At a meeting held on December 3-4, 2024, the Board approved a proposal to accelerate the conversion of the Fund’s Class B shares into Class A shares or Investor Class shares, based on shareholder eligibility. Class B shareholders of the Fund will receive Class A shares of the Fund if they hold at least $15,000 of Class B shares of the Fund on or around February 28, 2025; otherwise, Class B shareholders of the Fund will receive Investor Class shares of the relevant Fund. The accelerated conversion of Class B shares of the Fund is expected to occur on or about February 28, 2025.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI MacKay Tax Free Bond Fund
(formerly known as MainStay MacKay Tax Free Bond Fund)
Class C/MTFCX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay Tax Free Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$108	1.03%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg Municipal Bond Index was primarily driven by yield curve posture and security selection. Overweight exposure to longer-dated bonds enhanced relative returns. The Fund maintained but reduced overweight exposure to longer maturity bonds as municipal/Treasury levels cheapened in the intermediate segment during the reporting period.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Maturity	Overweight allocation to bonds maturing beyond 15 years, as the long end of the curve outperformed the short end	Contributed
Credit rating	Underweight allocation to AAA-rated bonds given their underperformance to lower alternatives	Contributed
Coupon	Overweight allocation to 5.25%–6% coupon bonds, driven by yield curve positioning	Contributed
Geographic	Overweight exposure to holdings from the State of Illinois, due to yield curve positioning	Contributed
Sector	Underweight allocation to education holdings, negatively impacted by security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/1/1998	8.91%	0.66%	2.11%
Class C Shares - Excluding sales charges		9.91%	0.66%	2.11%
Bloomberg Municipal Bond Index[1]		9.70%%	1.05%%	2.30%%
Morningstar Muni National Long Category Average[2]		12.94%%	0.88%%	2.23%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Morningstar Muni National Long Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. These funds have durations of more than 7 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$9,640,366,587%
Total number of portfolio holdings	$1,127%
Total advisory fees paid	$36,813,143%
Portfolio turnover rate	$36%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
San Francisco City & County Airport Commission, 5.00%-5.25%, due 5/1/30-5/1/50	1.9%
New York City Transitional Finance Authority, 3.00%-5.50%, due 5/1/33-5/1/52	1.9%
Black Belt Energy Gas District, 3.89%-5.25%, due 6/1/49-10/1/55	1.8%
New York State Dormitory Authority, 3.00%-5.75%, due 7/1/27-7/1/54	1.7%
Triborough Bridge & Tunnel Authority, 3.00%-5.50%, due 3/15/27-5/15/63	1.7%
State of California, 3.00%-5.00%, due 9/1/25-4/1/52	1.6%
California Community Choice Financing Authority, 3.69%-5.25%, due 2/1/52-8/1/55	1.5%
Main Street Natural Gas, Inc., 4.00%-5.50%, due 9/15/27-12/1/54	1.4%
City & County of Denver, 3.00%-5.75%, due 12/1/28-12/1/48	1.3%
Port Authority of New York & New Jersey, 4.00%-5.50%, due 3/15/30-8/1/52	1.3%
* Excluding short-term investments
Top States
New York	13.2%
California	12.6%
Texas	11.6%
Illinois	7.1%
Florida	5.8%
Georgia	4.9%
Alabama	3.9%
Colorado	3.0%
Pennsylvania	2.8%
New Jersey	2.7%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Tax Free Bond Fund” to “NYLI MacKay Tax Free Bond Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI MacKay Tax Free Bond Fund
 (formerly known as MainStay MacKay Tax Free Bond Fund)
Class C2/MTSPX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay Tax Free Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C2	$123	1.18%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg Municipal Bond Index was primarily driven by yield curve posture and security selection. Overweight exposure to longer-dated bonds enhanced relative returns. The Fund maintained but reduced overweight exposure to longer maturity bonds as municipal/Treasury levels cheapened in the intermediate segment during the reporting period.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Maturity	Overweight allocation to bonds maturing beyond 15 years, as the long end of the curve outperformed the short end	Contributed
Credit rating	Underweight allocation to AAA-rated bonds given their underperformance to lower alternatives	Contributed
Coupon	Overweight allocation to 5.25%–6% coupon bonds, driven by yield curve positioning	Contributed
Geographic	Overweight exposure to holdings from the State of Illinois, due to yield curve positioning	Contributed
Sector	Underweight allocation to education holdings, negatively impacted by security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Since Inception
Class C2 Shares - Including sales charges	8/31/2020	8.88%	(0.26)%
Class C2 Shares - Excluding sales charges		9.88%	(0.26)%
Bloomberg Municipal Bond Index[1]		9.70%%	0.34)%%
Morningstar Muni National Long Category Average[2]		12.94%%	0.32)%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Morningstar Muni National Long Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. These funds have durations of more than 7 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$9,640,366,587%
Total number of portfolio holdings	$1,127%
Total advisory fees paid	$36,813,143%
Portfolio turnover rate	$36%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
San Francisco City & County Airport Commission, 5.00%-5.25%, due 5/1/30-5/1/50	1.9%
New York City Transitional Finance Authority, 3.00%-5.50%, due 5/1/33-5/1/52	1.9%
Black Belt Energy Gas District, 3.89%-5.25%, due 6/1/49-10/1/55	1.8%
New York State Dormitory Authority, 3.00%-5.75%, due 7/1/27-7/1/54	1.7%
Triborough Bridge & Tunnel Authority, 3.00%-5.50%, due 3/15/27-5/15/63	1.7%
State of California, 3.00%-5.00%, due 9/1/25-4/1/52	1.6%
California Community Choice Financing Authority, 3.69%-5.25%, due 2/1/52-8/1/55	1.5%
Main Street Natural Gas, Inc., 4.00%-5.50%, due 9/15/27-12/1/54	1.4%
City & County of Denver, 3.00%-5.75%, due 12/1/28-12/1/48	1.3%
Port Authority of New York & New Jersey, 4.00%-5.50%, due 3/15/30-8/1/52	1.3%
* Excluding short-term investments
Top States
New York	13.2%
California	12.6%
Texas	11.6%
Illinois	7.1%
Florida	5.8%
Georgia	4.9%
Alabama	3.9%
Colorado	3.0%
Pennsylvania	2.8%
New Jersey	2.7%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Tax Free Bond Fund” to “NYLI MacKay Tax Free Bond Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI MacKay Tax Free Bond Fund
 (formerly known as MainStay MacKay Tax Free Bond Fund)
Class I/MTBIX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay Tax Free Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	0.49%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg Municipal Bond Index was primarily driven by yield curve posture and security selection. Overweight exposure to longer-dated bonds enhanced relative returns. The Fund maintained but reduced overweight exposure to longer maturity bonds as municipal/Treasury levels cheapened in the intermediate segment during the reporting period.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Maturity	Overweight allocation to bonds maturing beyond 15 years, as the long end of the curve outperformed the short end	Contributed
Credit rating	Underweight allocation to AAA-rated bonds given their underperformance to lower alternatives	Contributed
Coupon	Overweight allocation to 5.25%–6% coupon bonds, driven by yield curve positioning	Contributed
Geographic	Overweight exposure to holdings from the State of Illinois, due to yield curve positioning	Contributed
Sector	Underweight allocation to education holdings, negatively impacted by security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class I Shares	12/21/2009	10.50%	1.19%	2.63%
Bloomberg Municipal Bond Index[1]		9.70%%	1.05%%	2.30%%
Morningstar Muni National Long Category Average[2]		12.94%%	0.88%%	2.23%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Morningstar Muni National Long Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. These funds have durations of more than 7 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$9,640,366,587%
Total number of portfolio holdings	$1,127%
Total advisory fees paid	$36,813,143%
Portfolio turnover rate	$36%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
San Francisco City & County Airport Commission, 5.00%-5.25%, due 5/1/30-5/1/50	1.9%
New York City Transitional Finance Authority, 3.00%-5.50%, due 5/1/33-5/1/52	1.9%
Black Belt Energy Gas District, 3.89%-5.25%, due 6/1/49-10/1/55	1.8%
New York State Dormitory Authority, 3.00%-5.75%, due 7/1/27-7/1/54	1.7%
Triborough Bridge & Tunnel Authority, 3.00%-5.50%, due 3/15/27-5/15/63	1.7%
State of California, 3.00%-5.00%, due 9/1/25-4/1/52	1.6%
California Community Choice Financing Authority, 3.69%-5.25%, due 2/1/52-8/1/55	1.5%
Main Street Natural Gas, Inc., 4.00%-5.50%, due 9/15/27-12/1/54	1.4%
City & County of Denver, 3.00%-5.75%, due 12/1/28-12/1/48	1.3%
Port Authority of New York & New Jersey, 4.00%-5.50%, due 3/15/30-8/1/52	1.3%
* Excluding short-term investments
Top States
New York	13.2%
California	12.6%
Texas	11.6%
Illinois	7.1%
Florida	5.8%
Georgia	4.9%
Alabama	3.9%
Colorado	3.0%
Pennsylvania	2.8%
New Jersey	2.7%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Tax Free Bond Fund” to “NYLI MacKay Tax Free Bond Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI MacKay Tax Free Bond Fund
 (formerly known as MainStay MacKay Tax Free Bond Fund)
Class R6/MTBDX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay Tax Free Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$46	0.43%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg Municipal Bond Index was primarily driven by yield curve posture and security selection. Overweight exposure to longer-dated bonds enhanced relative returns. The Fund maintained but reduced overweight exposure to longer maturity bonds as municipal/Treasury levels cheapened in the intermediate segment during the reporting period.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Maturity	Overweight allocation to bonds maturing beyond 15 years, as the long end of the curve outperformed the short end	Contributed
Credit rating	Underweight allocation to AAA-rated bonds given their underperformance to lower alternatives	Contributed
Coupon	Overweight allocation to 5.25%–6% coupon bonds, driven by yield curve positioning	Contributed
Geographic	Overweight exposure to holdings from the State of Illinois, due to yield curve positioning	Contributed
Sector	Underweight allocation to education holdings, negatively impacted by security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Class R6 Shares	11/1/2019	10.68%	1.26%	1.26%
Bloomberg Municipal Bond Index[1]		9.70%%	1.05%%	1.05%%
Morningstar Muni National Long Category Average[2]		12.94%%	0.88%%	0.88%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Morningstar Muni National Long Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. These funds have durations of more than 7 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$9,640,366,587%
Total number of portfolio holdings	$1,127%
Total advisory fees paid	$36,813,143%
Portfolio turnover rate	$36%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
San Francisco City & County Airport Commission, 5.00%-5.25%, due 5/1/30-5/1/50	1.9%
New York City Transitional Finance Authority, 3.00%-5.50%, due 5/1/33-5/1/52	1.9%
Black Belt Energy Gas District, 3.89%-5.25%, due 6/1/49-10/1/55	1.8%
New York State Dormitory Authority, 3.00%-5.75%, due 7/1/27-7/1/54	1.7%
Triborough Bridge & Tunnel Authority, 3.00%-5.50%, due 3/15/27-5/15/63	1.7%
State of California, 3.00%-5.00%, due 9/1/25-4/1/52	1.6%
California Community Choice Financing Authority, 3.69%-5.25%, due 2/1/52-8/1/55	1.5%
Main Street Natural Gas, Inc., 4.00%-5.50%, due 9/15/27-12/1/54	1.4%
City & County of Denver, 3.00%-5.75%, due 12/1/28-12/1/48	1.3%
Port Authority of New York & New Jersey, 4.00%-5.50%, due 3/15/30-8/1/52	1.3%
* Excluding short-term investments
Top States
New York	13.2%
California	12.6%
Texas	11.6%
Illinois	7.1%
Florida	5.8%
Georgia	4.9%
Alabama	3.9%
Colorado	3.0%
Pennsylvania	2.8%
New Jersey	2.7%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Tax Free Bond Fund” to “NYLI MacKay Tax Free Bond Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI MacKay Tax Free Bond Fund
 (formerly known as MainStay MacKay Tax Free Bond Fund)
Investor Class/MKINX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay Tax Free Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$81	0.77%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg Municipal Bond Index was primarily driven by yield curve posture and security selection. Overweight exposure to longer-dated bonds enhanced relative returns. The Fund maintained but reduced overweight exposure to longer maturity bonds as municipal/Treasury levels cheapened in the intermediate segment during the reporting period.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Maturity	Overweight allocation to bonds maturing beyond 15 years, as the long end of the curve outperformed the short end	Contributed
Credit rating	Underweight allocation to AAA-rated bonds given their underperformance to lower alternatives	Contributed
Coupon	Overweight allocation to 5.25%–6% coupon bonds, driven by yield curve positioning	Contributed
Geographic	Overweight exposure to holdings from the State of Illinois, due to yield curve positioning	Contributed
Sector	Underweight allocation to education holdings, negatively impacted by security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	7.51%	(0.02)%	1.89%
Investor Class Shares - Excluding sales charges		10.26%	0.91%)	2.36%
Bloomberg Municipal Bond Index[1]		9.70%%	1.05)%%	2.30%%
Morningstar Muni National Long Category Average[2]		12.94%%	0.88)%%	2.23%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Morningstar Muni National Long Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. These funds have durations of more than 7 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$9,640,366,587%
Total number of portfolio holdings	$1,127%
Total advisory fees paid	$36,813,143%
Portfolio turnover rate	$36%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
San Francisco City & County Airport Commission, 5.00%-5.25%, due 5/1/30-5/1/50	1.9%
New York City Transitional Finance Authority, 3.00%-5.50%, due 5/1/33-5/1/52	1.9%
Black Belt Energy Gas District, 3.89%-5.25%, due 6/1/49-10/1/55	1.8%
New York State Dormitory Authority, 3.00%-5.75%, due 7/1/27-7/1/54	1.7%
Triborough Bridge & Tunnel Authority, 3.00%-5.50%, due 3/15/27-5/15/63	1.7%
State of California, 3.00%-5.00%, due 9/1/25-4/1/52	1.6%
California Community Choice Financing Authority, 3.69%-5.25%, due 2/1/52-8/1/55	1.5%
Main Street Natural Gas, Inc., 4.00%-5.50%, due 9/15/27-12/1/54	1.4%
City & County of Denver, 3.00%-5.75%, due 12/1/28-12/1/48	1.3%
Port Authority of New York & New Jersey, 4.00%-5.50%, due 3/15/30-8/1/52	1.3%
* Excluding short-term investments
Top States
New York	13.2%
California	12.6%
Texas	11.6%
Illinois	7.1%
Florida	5.8%
Georgia	4.9%
Alabama	3.9%
Colorado	3.0%
Pennsylvania	2.8%
New Jersey	2.7%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Tax Free Bond Fund” to “NYLI MacKay Tax Free Bond Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI MacKay Strategic Bond Fund
 (formerly known as MainStay MacKay Strategic Bond Fund)
Class A/MASAX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay Strategic Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$108	1.02%
What factors influenced Fund performance during the reporting period?
The fixed-income markets generally delivered positive absolute returns during the 12-month reporting period ended October 31, 2024, due to falling interest rates, tightening spreads against a healthy economic back drop, and growing expectations that the U.S. Federal Reserve would continue to ease monetary policy. The Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index was affected by both security and sector allocation decisions.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Mortgage credit	Overweight exposure to credit risk transfers on valuations	Contributed
High-grade corporates	Overweight exposure to financials and utilities; underweight exposure to industrials on valuations	Contributed
Non-agency commercial mortgage-backed securities	Issue selection in SASB (single asset single borrower) securities, with a focus on industrial properties and diversified conduits	Contributed
Asset-backed securities	Overweight exposure to auto securitizations due to healthy consumer balance sheets	Contributed
Emerging markets	Issue selection in hard currency corporates and sovereigns in stable countries with strong growth	Contributed
U.S. Treasury securities	Underweight exposure in favor of spread product	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	2/28/1997	8.45%	2.19%)	2.19%
Class A Shares - Excluding sales charges		13.56%	3.14%)	2.66%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(0.23)%%	1.49%%
ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index[2]		5.58%%	2.49%)%	1.88%%
Morningstar Multisector Bond Category Average[3]		12.90%%	2.33%)%	2.94%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index is unmanaged and tracks the performance of a synthetic asset paying a deposit offered rate to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

3.
The Morningstar Multisector Bond Category Average is representative of funds that seek income by diversifying their assets among several fixed-income sectors, usually U.S. government obligations, U.S. corporate bonds, foreign bonds, and high-yield U.S. debt securities. These portfolios typically hold 35% to 65% of bond assets in securities that are not rated or are rated by a major agency such as Standard & Poor's or Moody's at the level of BB (considered speculative for taxable bonds) and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$799,493,516%
Total number of portfolio holdings	$522%
Total advisory fees paid	$3,823,511%
Portfolio turnover rate	$131%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.125%, due 10/31/26-8/15/34	15.5%
FHLMC STACR REMIC Trust, 7.857%-12.257%, due 8/25/33-1/25/51	5.8%
GNMA, (zero coupon)-3.50%, due 8/20/49-2/16/66	4.4%
United Kingdom Gilt, 4.125%, due 7/22/29	2.3%
Flagship Credit Auto Trust, 1.59%-5.80%, due 3/16/26-9/15/28	2.1%
FHLMC, (zero coupon)-9.107%, due 1/15/33-8/15/56	1.8%
FHLMC STACR Trust, 9.771%-15.971%, due 9/25/47-9/25/49	1.7%
Wells Fargo Commercial Mortgage Trust, 2.70%-7.574%, due 7/15/35-1/15/59	1.6%
Exeter Automobile Receivables Trust, 2.21%-10.45%, due 2/15/28-4/15/30	1.6%
Connecticut Avenue Securities Trust, 7.971%-14.707%, due 9/25/31-3/25/42	1.6%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	31.9%)
Mortgage-Backed Securities	30.9%)
U.S. Government & Federal Agencies	16.3%)
Asset-Backed Securities	11.8%)
Foreign Government Bonds	6.5%)
Short-Term Investments	1.8%)
Loan Assignments	0.9%)
Common Stocks	0.1%)
Other Assets, Less Liabilities	(0.2)%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Strategic Bond Fund” to “NYLI MacKay Strategic Bond Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI MacKay Strategic Bond Fund
 (formerly known as MainStay MacKay Strategic Bond Fund)
Class C/MSICX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay Strategic Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$212	1.99%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
The fixed-income markets generally delivered positive absolute returns during the 12-month reporting period ended October 31, 2024, due to falling interest rates, tightening spreads against a healthy economic back drop, and growing expectations that the U.S. Federal Reserve would continue to ease monetary policy. The Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index was affected by both security and sector allocation decisions.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Mortgage credit	Overweight exposure to credit risk transfers on valuations	Contributed
High-grade corporates	Overweight exposure to financials and utilities; underweight exposure to industrials on valuations	Contributed
Non-agency commercial mortgage-backed securities	Issue selection in SASB (single asset single borrower) securities, with a focus on industrial properties and diversified conduits	Contributed
Asset-backed securities	Overweight exposure to auto securitizations due to healthy consumer balance sheets	Contributed
Emerging markets	Issue selection in hard currency corporates and sovereigns in stable countries with strong growth	Contributed
U.S. Treasury securities	Underweight exposure in favor of spread product	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/1/1998	11.40%	2.19%)	1.80%
Class C Shares - Excluding sales charges		12.40%	2.19%)	1.80%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(0.23)%%	1.49%%
ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index[2]		5.58%%	2.49%)%	1.88%%
Morningstar Multisector Bond Category Average[3]		12.90%%	2.33%)%	2.94%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index is unmanaged and tracks the performance of a synthetic asset paying a deposit offered rate to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

3.
The Morningstar Multisector Bond Category Average is representative of funds that seek income by diversifying their assets among several fixed-income sectors, usually U.S. government obligations, U.S. corporate bonds, foreign bonds, and high-yield U.S. debt securities. These portfolios typically hold 35% to 65% of bond assets in securities that are not rated or are rated by a major agency such as Standard & Poor's or Moody's at the level of BB (considered speculative for taxable bonds) and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$799,493,516%
Total number of portfolio holdings	$522%
Total advisory fees paid	$3,823,511%
Portfolio turnover rate	$131%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.125%, due 10/31/26-8/15/34	15.5%
FHLMC STACR REMIC Trust, 7.857%-12.257%, due 8/25/33-1/25/51	5.8%
GNMA, (zero coupon)-3.50%, due 8/20/49-2/16/66	4.4%
United Kingdom Gilt, 4.125%, due 7/22/29	2.3%
Flagship Credit Auto Trust, 1.59%-5.80%, due 3/16/26-9/15/28	2.1%
FHLMC, (zero coupon)-9.107%, due 1/15/33-8/15/56	1.8%
FHLMC STACR Trust, 9.771%-15.971%, due 9/25/47-9/25/49	1.7%
Wells Fargo Commercial Mortgage Trust, 2.70%-7.574%, due 7/15/35-1/15/59	1.6%
Exeter Automobile Receivables Trust, 2.21%-10.45%, due 2/15/28-4/15/30	1.6%
Connecticut Avenue Securities Trust, 7.971%-14.707%, due 9/25/31-3/25/42	1.6%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	31.9%)
Mortgage-Backed Securities	30.9%)
U.S. Government & Federal Agencies	16.3%)
Asset-Backed Securities	11.8%)
Foreign Government Bonds	6.5%)
Short-Term Investments	1.8%)
Loan Assignments	0.9%)
Common Stocks	0.1%)
Other Assets, Less Liabilities	(0.2)%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Strategic Bond Fund” to “NYLI MacKay Strategic Bond Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI MacKay Strategic Bond Fund
 (formerly known as MainStay MacKay Strategic Bond Fund)
Class I/MSDIX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay Strategic Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$75	0.70%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
The fixed-income markets generally delivered positive absolute returns during the 12-month reporting period ended October 31, 2024, due to falling interest rates, tightening spreads against a healthy economic back drop, and growing expectations that the U.S. Federal Reserve would continue to ease monetary policy. The Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index was affected by both security and sector allocation decisions.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Mortgage credit	Overweight exposure to credit risk transfers on valuations	Contributed
High-grade corporates	Overweight exposure to financials and utilities; underweight exposure to industrials on valuations	Contributed
Non-agency commercial mortgage-backed securities	Issue selection in SASB (single asset single borrower) securities, with a focus on industrial properties and diversified conduits	Contributed
Asset-backed securities	Overweight exposure to auto securitizations due to healthy consumer balance sheets	Contributed
Emerging markets	Issue selection in hard currency corporates and sovereigns in stable countries with strong growth	Contributed
U.S. Treasury securities	Underweight exposure in favor of spread product	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class I Shares	1/2/2004	13.90%	3.45%)	2.94%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(0.23)%%	1.49%%
ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index[2]		5.58%%	2.49%)%	1.88%%
Morningstar Multisector Bond Category Average[3]		12.90%%	2.33%)%	2.94%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index is unmanaged and tracks the performance of a synthetic asset paying a deposit offered rate to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

3.
The Morningstar Multisector Bond Category Average is representative of funds that seek income by diversifying their assets among several fixed-income sectors, usually U.S. government obligations, U.S. corporate bonds, foreign bonds, and high-yield U.S. debt securities. These portfolios typically hold 35% to 65% of bond assets in securities that are not rated or are rated by a major agency such as Standard & Poor's or Moody's at the level of BB (considered speculative for taxable bonds) and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$799,493,516%
Total number of portfolio holdings	$522%
Total advisory fees paid	$3,823,511%
Portfolio turnover rate	$131%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.125%, due 10/31/26-8/15/34	15.5%
FHLMC STACR REMIC Trust, 7.857%-12.257%, due 8/25/33-1/25/51	5.8%
GNMA, (zero coupon)-3.50%, due 8/20/49-2/16/66	4.4%
United Kingdom Gilt, 4.125%, due 7/22/29	2.3%
Flagship Credit Auto Trust, 1.59%-5.80%, due 3/16/26-9/15/28	2.1%
FHLMC, (zero coupon)-9.107%, due 1/15/33-8/15/56	1.8%
FHLMC STACR Trust, 9.771%-15.971%, due 9/25/47-9/25/49	1.7%
Wells Fargo Commercial Mortgage Trust, 2.70%-7.574%, due 7/15/35-1/15/59	1.6%
Exeter Automobile Receivables Trust, 2.21%-10.45%, due 2/15/28-4/15/30	1.6%
Connecticut Avenue Securities Trust, 7.971%-14.707%, due 9/25/31-3/25/42	1.6%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	31.9%)
Mortgage-Backed Securities	30.9%)
U.S. Government & Federal Agencies	16.3%)
Asset-Backed Securities	11.8%)
Foreign Government Bonds	6.5%)
Short-Term Investments	1.8%)
Loan Assignments	0.9%)
Common Stocks	0.1%)
Other Assets, Less Liabilities	(0.2)%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Strategic Bond Fund” to “NYLI MacKay Strategic Bond Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI MacKay Strategic Bond Fund
 (formerly known as MainStay MacKay Strategic Bond Fund)
Class R6/MSYEX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay Strategic Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$70	0.65%
What factors influenced Fund performance during the reporting period?
The fixed-income markets generally delivered positive absolute returns during the 12-month reporting period ended October 31, 2024, due to falling interest rates, tightening spreads against a healthy economic back drop, and growing expectations that the U.S. Federal Reserve would continue to ease monetary policy. The Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index was affected by both security and sector allocation decisions.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Mortgage credit	Overweight exposure to credit risk transfers on valuations	Contributed
High-grade corporates	Overweight exposure to financials and utilities; underweight exposure to industrials on valuations	Contributed
Non-agency commercial mortgage-backed securities	Issue selection in SASB (single asset single borrower) securities, with a focus on industrial properties and diversified conduits	Contributed
Asset-backed securities	Overweight exposure to auto securitizations due to healthy consumer balance sheets	Contributed
Emerging markets	Issue selection in hard currency corporates and sovereigns in stable countries with strong growth	Contributed
U.S. Treasury securities	Underweight exposure in favor of spread product	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Class R6 Shares	2/28/2018	14.04%	3.59%)	3.43%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(0.23)%%	1.43%%
ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index[2]		5.58%%	2.49%)%	2.49%%
Morningstar Multisector Bond Category Average[3]		12.90%%	2.33%)%	2.70%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index is unmanaged and tracks the performance of a synthetic asset paying a deposit offered rate to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

3.
The Morningstar Multisector Bond Category Average is representative of funds that seek income by diversifying their assets among several fixed-income sectors, usually U.S. government obligations, U.S. corporate bonds, foreign bonds, and high-yield U.S. debt securities. These portfolios typically hold 35% to 65% of bond assets in securities that are not rated or are rated by a major agency such as Standard & Poor's or Moody's at the level of BB (considered speculative for taxable bonds) and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$799,493,516%
Total number of portfolio holdings	$522%
Total advisory fees paid	$3,823,511%
Portfolio turnover rate	$131%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.125%, due 10/31/26-8/15/34	15.5%
FHLMC STACR REMIC Trust, 7.857%-12.257%, due 8/25/33-1/25/51	5.8%
GNMA, (zero coupon)-3.50%, due 8/20/49-2/16/66	4.4%
United Kingdom Gilt, 4.125%, due 7/22/29	2.3%
Flagship Credit Auto Trust, 1.59%-5.80%, due 3/16/26-9/15/28	2.1%
FHLMC, (zero coupon)-9.107%, due 1/15/33-8/15/56	1.8%
FHLMC STACR Trust, 9.771%-15.971%, due 9/25/47-9/25/49	1.7%
Wells Fargo Commercial Mortgage Trust, 2.70%-7.574%, due 7/15/35-1/15/59	1.6%
Exeter Automobile Receivables Trust, 2.21%-10.45%, due 2/15/28-4/15/30	1.6%
Connecticut Avenue Securities Trust, 7.971%-14.707%, due 9/25/31-3/25/42	1.6%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	31.9%)
Mortgage-Backed Securities	30.9%)
U.S. Government & Federal Agencies	16.3%)
Asset-Backed Securities	11.8%)
Foreign Government Bonds	6.5%)
Short-Term Investments	1.8%)
Loan Assignments	0.9%)
Common Stocks	0.1%)
Other Assets, Less Liabilities	(0.2)%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Strategic Bond Fund” to “NYLI MacKay Strategic Bond Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI MacKay Strategic Bond Fund
 (formerly known as MainStay MacKay Strategic Bond Fund)
Investor Class/MSYDX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay Strategic Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$133	1.24%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
The fixed-income markets generally delivered positive absolute returns during the 12-month reporting period ended October 31, 2024, due to falling interest rates, tightening spreads against a healthy economic back drop, and growing expectations that the U.S. Federal Reserve would continue to ease monetary policy. The Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index was affected by both security and sector allocation decisions.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Mortgage credit	Overweight exposure to credit risk transfers on valuations	Contributed
High-grade corporates	Overweight exposure to financials and utilities; underweight exposure to industrials on valuations	Contributed
Non-agency commercial mortgage-backed securities	Issue selection in SASB (single asset single borrower) securities, with a focus on industrial properties and diversified conduits	Contributed
Asset-backed securities	Overweight exposure to auto securitizations due to healthy consumer balance sheets	Contributed
Emerging markets	Issue selection in hard currency corporates and sovereigns in stable countries with strong growth	Contributed
U.S. Treasury securities	Underweight exposure in favor of spread product	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	8.76%	2.02%)	2.10%
Investor Class Shares - Excluding sales charges		13.29%	2.97%)	2.57%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(0.23)%%	1.49%%
ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index[2]		5.58%%	2.49%)%	1.88%%
Morningstar Multisector Bond Category Average[3]		12.90%%	2.33%)%	2.94%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index is unmanaged and tracks the performance of a synthetic asset paying a deposit offered rate to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

3.
The Morningstar Multisector Bond Category Average is representative of funds that seek income by diversifying their assets among several fixed-income sectors, usually U.S. government obligations, U.S. corporate bonds, foreign bonds, and high-yield U.S. debt securities. These portfolios typically hold 35% to 65% of bond assets in securities that are not rated or are rated by a major agency such as Standard & Poor's or Moody's at the level of BB (considered speculative for taxable bonds) and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$799,493,516%
Total number of portfolio holdings	$522%
Total advisory fees paid	$3,823,511%
Portfolio turnover rate	$131%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.125%, due 10/31/26-8/15/34	15.5%
FHLMC STACR REMIC Trust, 7.857%-12.257%, due 8/25/33-1/25/51	5.8%
GNMA, (zero coupon)-3.50%, due 8/20/49-2/16/66	4.4%
United Kingdom Gilt, 4.125%, due 7/22/29	2.3%
Flagship Credit Auto Trust, 1.59%-5.80%, due 3/16/26-9/15/28	2.1%
FHLMC, (zero coupon)-9.107%, due 1/15/33-8/15/56	1.8%
FHLMC STACR Trust, 9.771%-15.971%, due 9/25/47-9/25/49	1.7%
Wells Fargo Commercial Mortgage Trust, 2.70%-7.574%, due 7/15/35-1/15/59	1.6%
Exeter Automobile Receivables Trust, 2.21%-10.45%, due 2/15/28-4/15/30	1.6%
Connecticut Avenue Securities Trust, 7.971%-14.707%, due 9/25/31-3/25/42	1.6%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	31.9%)
Mortgage-Backed Securities	30.9%)
U.S. Government & Federal Agencies	16.3%)
Asset-Backed Securities	11.8%)
Foreign Government Bonds	6.5%)
Short-Term Investments	1.8%)
Loan Assignments	0.9%)
Common Stocks	0.1%)
Other Assets, Less Liabilities	(0.2)%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Strategic Bond Fund” to “NYLI MacKay Strategic Bond Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI WMC Enduring Capital Fund
 (formerly known as MainStay WMC Enduring Capital Fund)
Class A/MSOAX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI WMC Enduring Capital Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$107	0.93%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the S&P 500® Index was primarily affected by security selection and sector allocation.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Consumer discretionary	Security selection	Contributed
Consumer staples	Security selection	Contributed
Health care	Underweight allocation to a lagging sector	Contributed
Industrials	Security selection	Detracted
Financials	Security selection	Detracted
Information technology	Underweight allocation to a leading sector	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	6/1/1998	23.23%	12.38%	10.45%
Class A Shares - Excluding sales charges		30.40%	13.66%	11.08%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
S&P 500® Index[2]		38.02%%	15.27%%	13.00%%
Morningstar Large Blend Category Average[3]		34.50%%	13.63%%	11.47%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$547,442,083%
Total number of portfolio holdings	$33%
Total advisory fees paid	$2,937,012%
Portfolio turnover rate	$7%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Constellation Software, Inc.	7.7%
NVR, Inc.	6.1%
Progressive Corp. (The)	5.9%
Berkshire Hathaway, Inc., Class B	4.5%
Markel Group, Inc.	4.5%
PACCAR, Inc.	4.4%
Copart, Inc.	4.1%
Linde plc	4.0%
Costco Wholesale Corp.	3.9%
Cintas Corp.	3.8%
* Excluding short-term investments
Top Industries
Commercial Services & Supplies	10.8%
Insurance	10.4%
Machinery	9.9%
Software	7.9%
Chemicals	7.5%
Household Durables	6.1%
Ground Transportation	5.5%
Financial Services	4.5%
Consumer Staples Distribution & Retail	3.9%
Capital Markets	3.8%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC Enduring Capital Fund” to “NYLI WMC Enduring Capital Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Mark A. Whitaker and Rob Katz are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI WMC Enduring Capital Fund
 (formerly known as MainStay WMC Enduring Capital Fund)
Class B/MOPBX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI WMC Enduring Capital Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund since November 1, 2023.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$218	1.90%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the S&P 500® Index was primarily affected by security selection and sector allocation.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Consumer discretionary	Security selection	Contributed
Consumer staples	Security selection	Contributed
Health care	Underweight allocation to a lagging sector	Contributed
Industrials	Security selection	Detracted
Financials	Security selection	Detracted
Information technology	Underweight allocation to a leading sector	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class B Shares - Including sales charges	6/1/1998	24.18%	12.30%	9.99%
Class B Shares - Excluding sales charges		29.18%	12.55%	9.99%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
S&P 500® Index[2]		38.02%%	15.27%%	13.00%%
Morningstar Large Blend Category Average[3]		34.50%%	13.63%%	11.47%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$547,442,083%
Total number of portfolio holdings	$33%
Total advisory fees paid	$2,937,012%
Portfolio turnover rate	$7%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Constellation Software, Inc.	7.7%
NVR, Inc.	6.1%
Progressive Corp. (The)	5.9%
Berkshire Hathaway, Inc., Class B	4.5%
Markel Group, Inc.	4.5%
PACCAR, Inc.	4.4%
Copart, Inc.	4.1%
Linde plc	4.0%
Costco Wholesale Corp.	3.9%
Cintas Corp.	3.8%
* Excluding short-term investments
Top Industries
Commercial Services & Supplies	10.8%
Insurance	10.4%
Machinery	9.9%
Software	7.9%
Chemicals	7.5%
Household Durables	6.1%
Ground Transportation	5.5%
Financial Services	4.5%
Consumer Staples Distribution & Retail	3.9%
Capital Markets	3.8%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC Enduring Capital Fund” to “NYLI WMC Enduring Capital Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Mark A. Whitaker and Rob Katz are portfolio managers of the Fund.
At a meeting held on December 3-4, 2024, the Board approved a proposal to accelerate the conversion of the Fund’s Class B shares into Class A shares or Investor Class shares, based on shareholder eligibility. Class B shareholders of the Fund will receive Class A shares of the Fund if they hold at least $15,000 of Class B shares of the Fund on or around February 28, 2025; otherwise, Class B shareholders of the Fund will receive Investor Class shares of the relevant Fund. The accelerated conversion of Class B shares of the Fund is expected to occur on or about February 28, 2025.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI WMC Enduring Capital Fund
(formerly known as MainStay WMC Enduring Capital Fund)
Class C/MGOCX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI WMC Enduring Capital Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$218	1.90%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the S&P 500® Index was primarily affected by security selection and sector allocation.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Consumer discretionary	Security selection	Contributed
Consumer staples	Security selection	Contributed
Health care	Underweight allocation to a lagging sector	Contributed
Industrials	Security selection	Detracted
Financials	Security selection	Detracted
Information technology	Underweight allocation to a leading sector	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/1/1998	28.12%	12.54%	9.99%
Class C Shares - Excluding sales charges		29.12%	12.54%	9.99%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
S&P 500® Index[2]		38.02%%	15.27%%	13.00%%
Morningstar Large Blend Category Average[3]		34.50%%	13.63%%	11.47%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$547,442,083%
Total number of portfolio holdings	$33%
Total advisory fees paid	$2,937,012%
Portfolio turnover rate	$7%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Constellation Software, Inc.	7.7%
NVR, Inc.	6.1%
Progressive Corp. (The)	5.9%
Berkshire Hathaway, Inc., Class B	4.5%
Markel Group, Inc.	4.5%
PACCAR, Inc.	4.4%
Copart, Inc.	4.1%
Linde plc	4.0%
Costco Wholesale Corp.	3.9%
Cintas Corp.	3.8%
* Excluding short-term investments
Top Industries
Commercial Services & Supplies	10.8%
Insurance	10.4%
Machinery	9.9%
Software	7.9%
Chemicals	7.5%
Household Durables	6.1%
Ground Transportation	5.5%
Financial Services	4.5%
Consumer Staples Distribution & Retail	3.9%
Capital Markets	3.8%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC Enduring Capital Fund” to “NYLI WMC Enduring Capital Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Mark A. Whitaker and Rob Katz are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI WMC Enduring Capital Fund
 (formerly known as MainStay WMC Enduring Capital Fund)
Class I/MSOIX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI WMC Enduring Capital Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$78	0.68%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the S&P 500® Index was primarily affected by security selection and sector allocation.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Consumer discretionary	Security selection	Contributed
Consumer staples	Security selection	Contributed
Health care	Underweight allocation to a lagging sector	Contributed
Industrials	Security selection	Detracted
Financials	Security selection	Detracted
Information technology	Underweight allocation to a leading sector	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class I Shares	12/28/2004	30.76%	13.96%	11.37%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
S&P 500® Index[2]		38.02%%	15.27%%	13.00%%
Morningstar Large Blend Category Average[3]		34.50%%	13.63%%	11.47%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$547,442,083%
Total number of portfolio holdings	$33%
Total advisory fees paid	$2,937,012%
Portfolio turnover rate	$7%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Constellation Software, Inc.	7.7%
NVR, Inc.	6.1%
Progressive Corp. (The)	5.9%
Berkshire Hathaway, Inc., Class B	4.5%
Markel Group, Inc.	4.5%
PACCAR, Inc.	4.4%
Copart, Inc.	4.1%
Linde plc	4.0%
Costco Wholesale Corp.	3.9%
Cintas Corp.	3.8%
* Excluding short-term investments
Top Industries
Commercial Services & Supplies	10.8%
Insurance	10.4%
Machinery	9.9%
Software	7.9%
Chemicals	7.5%
Household Durables	6.1%
Ground Transportation	5.5%
Financial Services	4.5%
Consumer Staples Distribution & Retail	3.9%
Capital Markets	3.8%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC Enduring Capital Fund” to “NYLI WMC Enduring Capital Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Mark A. Whitaker and Rob Katz are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI WMC Enduring Capital Fund
(formerly known as MainStay WMC Enduring Capital Fund)
Class R6/MCSDX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI WMC Enduring Capital Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$70	0.61%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the S&P 500® Index was primarily affected by security selection and sector allocation.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Consumer discretionary	Security selection	Contributed
Consumer staples	Security selection	Contributed
Health care	Underweight allocation to a lagging sector	Contributed
Industrials	Security selection	Detracted
Financials	Security selection	Detracted
Information technology	Underweight allocation to a leading sector	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Since Inception
Class R6 Shares	4/26/2021	30.83%	9.14%
Russell 3000® Index[1]		37.86%%	9.24%%
S&P 500® Index[2]		38.02%%	10.89%%
Morningstar Large Blend Category Average[3]		34.50%%	8.59%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$547,442,083%
Total number of portfolio holdings	$33%
Total advisory fees paid	$2,937,012%
Portfolio turnover rate	$7%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Constellation Software, Inc.	7.7%
NVR, Inc.	6.1%
Progressive Corp. (The)	5.9%
Berkshire Hathaway, Inc., Class B	4.5%
Markel Group, Inc.	4.5%
PACCAR, Inc.	4.4%
Copart, Inc.	4.1%
Linde plc	4.0%
Costco Wholesale Corp.	3.9%
Cintas Corp.	3.8%
* Excluding short-term investments
Top Industries
Commercial Services & Supplies	10.8%
Insurance	10.4%
Machinery	9.9%
Software	7.9%
Chemicals	7.5%
Household Durables	6.1%
Ground Transportation	5.5%
Financial Services	4.5%
Consumer Staples Distribution & Retail	3.9%
Capital Markets	3.8%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC Enduring Capital Fund” to “NYLI WMC Enduring Capital Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Mark A. Whitaker and Rob Katz are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI WMC Enduring Capital Fund
(formerly known as MainStay WMC Enduring Capital Fund)
Investor Class/MCSSX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI WMC Enduring Capital Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$132	1.15%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the S&P 500® Index was primarily affected by security selection and sector allocation.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Consumer discretionary	Security selection	Contributed
Consumer staples	Security selection	Contributed
Health care	Underweight allocation to a lagging sector	Contributed
Industrials	Security selection	Detracted
Financials	Security selection	Detracted
Information technology	Underweight allocation to a leading sector	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	23.64%	12.12%	10.19%
Investor Class Shares - Excluding sales charges		30.15%	13.40%	10.81%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
S&P 500® Index[2]		38.02%%	15.27%%	13.00%%
Morningstar Large Blend Category Average[3]		34.50%%	13.63%%	11.47%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$547,442,083%
Total number of portfolio holdings	$33%
Total advisory fees paid	$2,937,012%
Portfolio turnover rate	$7%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Constellation Software, Inc.	7.7%
NVR, Inc.	6.1%
Progressive Corp. (The)	5.9%
Berkshire Hathaway, Inc., Class B	4.5%
Markel Group, Inc.	4.5%
PACCAR, Inc.	4.4%
Copart, Inc.	4.1%
Linde plc	4.0%
Costco Wholesale Corp.	3.9%
Cintas Corp.	3.8%
* Excluding short-term investments
Top Industries
Commercial Services & Supplies	10.8%
Insurance	10.4%
Machinery	9.9%
Software	7.9%
Chemicals	7.5%
Household Durables	6.1%
Ground Transportation	5.5%
Financial Services	4.5%
Consumer Staples Distribution & Retail	3.9%
Capital Markets	3.8%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC Enduring Capital Fund” to “NYLI WMC Enduring Capital Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Mark A. Whitaker and Rob Katz are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Winslow Large Cap Growth Fund
(formerly known as MainStay Winslow Large Cap Growth Fund)
Class A/MLAAX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Winslow Large Cap Growth Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$116	0.94%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, both sector allocation effect and stock selection affected the Fund’s performance relative to the Russell 1000® Growth Index. Positive contributions came from favorable portfolio positioning in the consumer staples, information technology and industrials sectors. Positive security selection had the greatest impact in the health care and communication services sectors. Negative contributions came from security selection in the information technology and materials sectors, and from positioning in the financials and health care sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Health care	Strong security selection	Contributed
Communication services	Strong security selection	Contributed
Consumer staples	Underweight positioning and strong security selection	Contributed
Information technology	Weaker stock selection, only partially offset by favorable portfolio positioning	Detracted
Materials	Weaker stock selection	Detracted
Utilities	Lack of exposure	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	7/1/1995	37.82%	15.67%	13.95%
Class A Shares - Excluding sales charges		45.84%	16.99%	14.60%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
Russell 1000® Growth Index[2]		43.77%%	19.00%%	16.18%%
S&P 500® Index[3]		38.02%%	15.27%%	13.00%%
Morningstar Large Growth Category Average[4]		41.44%%	15.49%%	13.38%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$14,244,923,568%
Total number of portfolio holdings	$44%
Total advisory fees paid	$86,519,836%
Portfolio turnover rate	$70%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.7%
NVIDIA Corp.	9.0%
Amazon.com, Inc.	6.9%
Apple, Inc.	6.0%
Meta Platforms, Inc., Class A	5.7%
Alphabet, Inc.	4.9%
Broadcom, Inc.	3.4%
Spotify Technology SA	2.7%
Mastercard, Inc., Class A	2.6%
Intuitive Surgical, Inc.	2.4%
* Excluding short-term investments
Top Industries
Software	20.1%
Semiconductors & Semiconductor Equipment	16.7%
Interactive Media & Services	10.6%
Broadline Retail	8.3%
Technology Hardware, Storage & Peripherals	6.0%
Health Care Equipment & Supplies	5.0%
Hotels, Restaurants & Leisure	4.6%
Entertainment	3.9%
Financial Services	2.6%
Pharmaceuticals	2.3%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Winslow Large Cap Growth Fund” to “NYLI Winslow Large Cap Growth Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Winslow Large Cap Growth Fund
(formerly known as MainStay Winslow Large Cap Growth Fund)
Class B/MLABX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Winslow Large Cap Growth Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund since November 1, 2023.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class B	$230	1.88%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, both sector allocation effect and stock selection affected the Fund’s performance relative to the Russell 1000® Growth Index. Positive contributions came from favorable portfolio positioning in the consumer staples, information technology and industrials sectors. Positive security selection had the greatest impact in the health care and communication services sectors. Negative contributions came from security selection in the information technology and materials sectors, and from positioning in the financials and health care sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Health care	Strong security selection	Contributed
Communication services	Strong security selection	Contributed
Consumer staples	Underweight positioning and strong security selection	Contributed
Information technology	Weaker stock selection, only partially offset by favorable portfolio positioning	Detracted
Materials	Weaker stock selection	Detracted
Utilities	Lack of exposure	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class B Shares - Including sales charges	4/1/2005	39.44%	15.74%	13.60%
Class B Shares - Excluding sales charges		44.44%	15.92%	13.60%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
Russell 1000® Growth Index[2]		43.77%%	19.00%%	16.18%%
S&P 500® Index[3]		38.02%%	15.27%%	13.00%%
Morningstar Large Growth Category Average[4]		41.44%%	15.49%%	13.38%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$14,244,923,568%
Total number of portfolio holdings	$44%
Total advisory fees paid	$86,519,836%
Portfolio turnover rate	$70%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.7%
NVIDIA Corp.	9.0%
Amazon.com, Inc.	6.9%
Apple, Inc.	6.0%
Meta Platforms, Inc., Class A	5.7%
Alphabet, Inc.	4.9%
Broadcom, Inc.	3.4%
Spotify Technology SA	2.7%
Mastercard, Inc., Class A	2.6%
Intuitive Surgical, Inc.	2.4%
* Excluding short-term investments
Top Industries
Software	20.1%
Semiconductors & Semiconductor Equipment	16.7%
Interactive Media & Services	10.6%
Broadline Retail	8.3%
Technology Hardware, Storage & Peripherals	6.0%
Health Care Equipment & Supplies	5.0%
Hotels, Restaurants & Leisure	4.6%
Entertainment	3.9%
Financial Services	2.6%
Pharmaceuticals	2.3%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Winslow Large Cap Growth Fund” to “NYLI Winslow Large Cap Growth Fund.” The Fund’s name change will not impact the management of the Fund.
At a meeting held on December 3-4, 2024, the Board approved a proposal to accelerate the conversion of the Fund’s Class B shares into Class A shares or Investor Class shares, based on shareholder eligibility. Class B shareholders of the Fund will receive Class A shares of the Fund if they hold at least $15,000 of Class B shares of the Fund on or around February 28, 2025; otherwise, Class B shareholders of the Fund will receive Investor Class shares of the relevant Fund. The accelerated conversion of Class B shares of the Fund is expected to occur on or about February 28, 2025.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Winslow Large Cap Growth Fund
(formerly known as MainStay Winslow Large Cap Growth Fund)
Class C/MLACX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Winslow Large Cap Growth Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$230	1.88%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, both sector allocation effect and stock selection affected the Fund’s performance relative to the Russell 1000® Growth Index. Positive contributions came from favorable portfolio positioning in the consumer staples, information technology and industrials sectors. Positive security selection had the greatest impact in the health care and communication services sectors. Negative contributions came from security selection in the information technology and materials sectors, and from positioning in the financials and health care sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Health care	Strong security selection	Contributed
Communication services	Strong security selection	Contributed
Consumer staples	Underweight positioning and strong security selection	Contributed
Information technology	Weaker stock selection, only partially offset by favorable portfolio positioning	Detracted
Materials	Weaker stock selection	Detracted
Utilities	Lack of exposure	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	4/1/2005	43.73%	15.95%	13.61%
Class C Shares - Excluding sales charges		44.73%	15.95%	13.61%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
Russell 1000® Growth Index[2]		43.77%%	19.00%%	16.18%%
S&P 500® Index[3]		38.02%%	15.27%%	13.00%%
Morningstar Large Growth Category Average[4]		41.44%%	15.49%%	13.38%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$14,244,923,568%
Total number of portfolio holdings	$44%
Total advisory fees paid	$86,519,836%
Portfolio turnover rate	$70%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.7%
NVIDIA Corp.	9.0%
Amazon.com, Inc.	6.9%
Apple, Inc.	6.0%
Meta Platforms, Inc., Class A	5.7%
Alphabet, Inc.	4.9%
Broadcom, Inc.	3.4%
Spotify Technology SA	2.7%
Mastercard, Inc., Class A	2.6%
Intuitive Surgical, Inc.	2.4%
* Excluding short-term investments
Top Industries
Software	20.1%
Semiconductors & Semiconductor Equipment	16.7%
Interactive Media & Services	10.6%
Broadline Retail	8.3%
Technology Hardware, Storage & Peripherals	6.0%
Health Care Equipment & Supplies	5.0%
Hotels, Restaurants & Leisure	4.6%
Entertainment	3.9%
Financial Services	2.6%
Pharmaceuticals	2.3%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Winslow Large Cap Growth Fund” to “NYLI Winslow Large Cap Growth Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Winslow Large Cap Growth Fund
(formerly known as MainStay Winslow Large Cap Growth Fund)
Class I/MLAIX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Winslow Large Cap Growth Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$85	0.69%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, both sector allocation effect and stock selection affected the Fund’s performance relative to the Russell 1000® Growth Index. Positive contributions came from favorable portfolio positioning in the consumer staples, information technology and industrials sectors. Positive security selection had the greatest impact in the health care and communication services sectors. Negative contributions came from security selection in the information technology and materials sectors, and from positioning in the financials and health care sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Health care	Strong security selection	Contributed
Communication services	Strong security selection	Contributed
Consumer staples	Underweight positioning and strong security selection	Contributed
Information technology	Weaker stock selection, only partially offset by favorable portfolio positioning	Detracted
Materials	Weaker stock selection	Detracted
Utilities	Lack of exposure	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class I Shares	4/1/2005	46.17%	17.27%	14.88%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
Russell 1000® Growth Index[2]		43.77%%	19.00%%	16.18%%
S&P 500® Index[3]		38.02%%	15.27%%	13.00%%
Morningstar Large Growth Category Average[4]		41.44%%	15.49%%	13.38%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$14,244,923,568%
Total number of portfolio holdings	$44%
Total advisory fees paid	$86,519,836%
Portfolio turnover rate	$70%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.7%
NVIDIA Corp.	9.0%
Amazon.com, Inc.	6.9%
Apple, Inc.	6.0%
Meta Platforms, Inc., Class A	5.7%
Alphabet, Inc.	4.9%
Broadcom, Inc.	3.4%
Spotify Technology SA	2.7%
Mastercard, Inc., Class A	2.6%
Intuitive Surgical, Inc.	2.4%
* Excluding short-term investments
Top Industries
Software	20.1%
Semiconductors & Semiconductor Equipment	16.7%
Interactive Media & Services	10.6%
Broadline Retail	8.3%
Technology Hardware, Storage & Peripherals	6.0%
Health Care Equipment & Supplies	5.0%
Hotels, Restaurants & Leisure	4.6%
Entertainment	3.9%
Financial Services	2.6%
Pharmaceuticals	2.3%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Winslow Large Cap Growth Fund” to “NYLI Winslow Large Cap Growth Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Winslow Large Cap Growth Fund
(formerly known as MainStay Winslow Large Cap Growth Fund)
Class R1/MLRRX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Winslow Large Cap Growth Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R1	$97	0.79%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, both sector allocation effect and stock selection affected the Fund’s performance relative to the Russell 1000® Growth Index. Positive contributions came from favorable portfolio positioning in the consumer staples, information technology and industrials sectors. Positive security selection had the greatest impact in the health care and communication services sectors. Negative contributions came from security selection in the information technology and materials sectors, and from positioning in the financials and health care sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Health care	Strong security selection	Contributed
Communication services	Strong security selection	Contributed
Consumer staples	Underweight positioning and strong security selection	Contributed
Information technology	Weaker stock selection, only partially offset by favorable portfolio positioning	Detracted
Materials	Weaker stock selection	Detracted
Utilities	Lack of exposure	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class R1 Shares	4/1/2005	46.10%	17.15%	14.77%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
Russell 1000® Growth Index[2]		43.77%%	19.00%%	16.18%%
S&P 500® Index[3]		38.02%%	15.27%%	13.00%%
Morningstar Large Growth Category Average[4]		41.44%%	15.49%%	13.38%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$14,244,923,568%
Total number of portfolio holdings	$44%
Total advisory fees paid	$86,519,836%
Portfolio turnover rate	$70%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.7%
NVIDIA Corp.	9.0%
Amazon.com, Inc.	6.9%
Apple, Inc.	6.0%
Meta Platforms, Inc., Class A	5.7%
Alphabet, Inc.	4.9%
Broadcom, Inc.	3.4%
Spotify Technology SA	2.7%
Mastercard, Inc., Class A	2.6%
Intuitive Surgical, Inc.	2.4%
* Excluding short-term investments
Top Industries
Software	20.1%
Semiconductors & Semiconductor Equipment	16.7%
Interactive Media & Services	10.6%
Broadline Retail	8.3%
Technology Hardware, Storage & Peripherals	6.0%
Health Care Equipment & Supplies	5.0%
Hotels, Restaurants & Leisure	4.6%
Entertainment	3.9%
Financial Services	2.6%
Pharmaceuticals	2.3%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Winslow Large Cap Growth Fund” to “NYLI Winslow Large Cap Growth Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Winslow Large Cap Growth Fund
(formerly known as MainStay Winslow Large Cap Growth Fund)
Class R2/MLRTX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Winslow Large Cap Growth Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R2	$128	1.04%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, both sector allocation effect and stock selection affected the Fund’s performance relative to the Russell 1000® Growth Index. Positive contributions came from favorable portfolio positioning in the consumer staples, information technology and industrials sectors. Positive security selection had the greatest impact in the health care and communication services sectors. Negative contributions came from security selection in the information technology and materials sectors, and from positioning in the financials and health care sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Health care	Strong security selection	Contributed
Communication services	Strong security selection	Contributed
Consumer staples	Underweight positioning and strong security selection	Contributed
Information technology	Weaker stock selection, only partially offset by favorable portfolio positioning	Detracted
Materials	Weaker stock selection	Detracted
Utilities	Lack of exposure	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class R2 Shares	4/1/2005	45.74%	16.86%	14.47%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
Russell 1000® Growth Index[2]		43.77%%	19.00%%	16.18%%
S&P 500® Index[3]		38.02%%	15.27%%	13.00%%
Morningstar Large Growth Category Average[4]		41.44%%	15.49%%	13.38%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$14,244,923,568%
Total number of portfolio holdings	$44%
Total advisory fees paid	$86,519,836%
Portfolio turnover rate	$70%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.7%
NVIDIA Corp.	9.0%
Amazon.com, Inc.	6.9%
Apple, Inc.	6.0%
Meta Platforms, Inc., Class A	5.7%
Alphabet, Inc.	4.9%
Broadcom, Inc.	3.4%
Spotify Technology SA	2.7%
Mastercard, Inc., Class A	2.6%
Intuitive Surgical, Inc.	2.4%
* Excluding short-term investments
Top Industries
Software	20.1%
Semiconductors & Semiconductor Equipment	16.7%
Interactive Media & Services	10.6%
Broadline Retail	8.3%
Technology Hardware, Storage & Peripherals	6.0%
Health Care Equipment & Supplies	5.0%
Hotels, Restaurants & Leisure	4.6%
Entertainment	3.9%
Financial Services	2.6%
Pharmaceuticals	2.3%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Winslow Large Cap Growth Fund” to “NYLI Winslow Large Cap Growth Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Winslow Large Cap Growth Fund
(formerly known as MainStay Winslow Large Cap Growth Fund)
Class R3/MLGRX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Winslow Large Cap Growth Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R3	$158	1.29%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, both sector allocation effect and stock selection affected the Fund’s performance relative to the Russell 1000® Growth Index. Positive contributions came from favorable portfolio positioning in the consumer staples, information technology and industrials sectors. Positive security selection had the greatest impact in the health care and communication services sectors. Negative contributions came from security selection in the information technology and materials sectors, and from positioning in the financials and health care sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Health care	Strong security selection	Contributed
Communication services	Strong security selection	Contributed
Consumer staples	Underweight positioning and strong security selection	Contributed
Information technology	Weaker stock selection, only partially offset by favorable portfolio positioning	Detracted
Materials	Weaker stock selection	Detracted
Utilities	Lack of exposure	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class R3 Shares	4/28/2006	45.40%	16.56%	14.19%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
Russell 1000® Growth Index[2]		43.77%%	19.00%%	16.18%%
S&P 500® Index[3]		38.02%%	15.27%%	13.00%%
Morningstar Large Growth Category Average[4]		41.44%%	15.49%%	13.38%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$14,244,923,568%
Total number of portfolio holdings	$44%
Total advisory fees paid	$86,519,836%
Portfolio turnover rate	$70%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.7%
NVIDIA Corp.	9.0%
Amazon.com, Inc.	6.9%
Apple, Inc.	6.0%
Meta Platforms, Inc., Class A	5.7%
Alphabet, Inc.	4.9%
Broadcom, Inc.	3.4%
Spotify Technology SA	2.7%
Mastercard, Inc., Class A	2.6%
Intuitive Surgical, Inc.	2.4%
* Excluding short-term investments
Top Industries
Software	20.1%
Semiconductors & Semiconductor Equipment	16.7%
Interactive Media & Services	10.6%
Broadline Retail	8.3%
Technology Hardware, Storage & Peripherals	6.0%
Health Care Equipment & Supplies	5.0%
Hotels, Restaurants & Leisure	4.6%
Entertainment	3.9%
Financial Services	2.6%
Pharmaceuticals	2.3%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Winslow Large Cap Growth Fund” to “NYLI Winslow Large Cap Growth Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Winslow Large Cap Growth Fund
(formerly known as MainStay Winslow Large Cap Growth Fund)
Class R6/MLRSX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Winslow Large Cap Growth Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$77	0.62%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, both sector allocation effect and stock selection affected the Fund’s performance relative to the Russell 1000® Growth Index. Positive contributions came from favorable portfolio positioning in the consumer staples, information technology and industrials sectors. Positive security selection had the greatest impact in the health care and communication services sectors. Negative contributions came from security selection in the information technology and materials sectors, and from positioning in the financials and health care sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Health care	Strong security selection	Contributed
Communication services	Strong security selection	Contributed
Consumer staples	Underweight positioning and strong security selection	Contributed
Information technology	Weaker stock selection, only partially offset by favorable portfolio positioning	Detracted
Materials	Weaker stock selection	Detracted
Utilities	Lack of exposure	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class R6 Shares	6/17/2013	46.29%	17.36%	14.99%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
Russell 1000® Growth Index[2]		43.77%%	19.00%%	16.18%%
S&P 500® Index[3]		38.02%%	15.27%%	13.00%%
Morningstar Large Growth Category Average[4]		41.44%%	15.49%%	13.38%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$14,244,923,568%
Total number of portfolio holdings	$44%
Total advisory fees paid	$86,519,836%
Portfolio turnover rate	$70%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.7%
NVIDIA Corp.	9.0%
Amazon.com, Inc.	6.9%
Apple, Inc.	6.0%
Meta Platforms, Inc., Class A	5.7%
Alphabet, Inc.	4.9%
Broadcom, Inc.	3.4%
Spotify Technology SA	2.7%
Mastercard, Inc., Class A	2.6%
Intuitive Surgical, Inc.	2.4%
* Excluding short-term investments
Top Industries
Software	20.1%
Semiconductors & Semiconductor Equipment	16.7%
Interactive Media & Services	10.6%
Broadline Retail	8.3%
Technology Hardware, Storage & Peripherals	6.0%
Health Care Equipment & Supplies	5.0%
Hotels, Restaurants & Leisure	4.6%
Entertainment	3.9%
Financial Services	2.6%
Pharmaceuticals	2.3%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Winslow Large Cap Growth Fund” to “NYLI Winslow Large Cap Growth Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Winslow Large Cap Growth Fund
(formerly known as MainStay Winslow Large Cap Growth Fund)
Investor Class/MLINX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Winslow Large Cap Growth Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$138	1.13%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, both sector allocation effect and stock selection affected the Fund’s performance relative to the Russell 1000® Growth Index. Positive contributions came from favorable portfolio positioning in the consumer staples, information technology and industrials sectors. Positive security selection had the greatest impact in the health care and communication services sectors. Negative contributions came from security selection in the information technology and materials sectors, and from positioning in the financials and health care sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Health care	Strong security selection	Contributed
Communication services	Strong security selection	Contributed
Consumer staples	Underweight positioning and strong security selection	Contributed
Information technology	Weaker stock selection, only partially offset by favorable portfolio positioning	Detracted
Materials	Weaker stock selection	Detracted
Utilities	Lack of exposure	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	38.24%	15.47%	13.81%
Investor Class Shares - Excluding sales charges		45.51%	16.79%	14.46%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
Russell 1000® Growth Index[2]		43.77%%	19.00%%	16.18%%
S&P 500® Index[3]		38.02%%	15.27%%	13.00%%
Morningstar Large Growth Category Average[4]		41.44%%	15.49%%	13.38%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$14,244,923,568%
Total number of portfolio holdings	$44%
Total advisory fees paid	$86,519,836%
Portfolio turnover rate	$70%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.7%
NVIDIA Corp.	9.0%
Amazon.com, Inc.	6.9%
Apple, Inc.	6.0%
Meta Platforms, Inc., Class A	5.7%
Alphabet, Inc.	4.9%
Broadcom, Inc.	3.4%
Spotify Technology SA	2.7%
Mastercard, Inc., Class A	2.6%
Intuitive Surgical, Inc.	2.4%
* Excluding short-term investments
Top Industries
Software	20.1%
Semiconductors & Semiconductor Equipment	16.7%
Interactive Media & Services	10.6%
Broadline Retail	8.3%
Technology Hardware, Storage & Peripherals	6.0%
Health Care Equipment & Supplies	5.0%
Hotels, Restaurants & Leisure	4.6%
Entertainment	3.9%
Financial Services	2.6%
Pharmaceuticals	2.3%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Winslow Large Cap Growth Fund” to “NYLI Winslow Large Cap Growth Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Winslow Large Cap Growth Fund
(formerly known as MainStay Winslow Large Cap Growth Fund)
SIMPLE Class/MLRMX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Winslow Large Cap Growth Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
SIMPLE Class	$146	1.19%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, both sector allocation effect and stock selection affected the Fund’s performance relative to the Russell 1000® Growth Index. Positive contributions came from favorable portfolio positioning in the consumer staples, information technology and industrials sectors. Positive security selection had the greatest impact in the health care and communication services sectors. Negative contributions came from security selection in the information technology and materials sectors, and from positioning in the financials and health care sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Health care	Strong security selection	Contributed
Communication services	Strong security selection	Contributed
Consumer staples	Underweight positioning and strong security selection	Contributed
Information technology	Weaker stock selection, only partially offset by favorable portfolio positioning	Detracted
Materials	Weaker stock selection	Detracted
Utilities	Lack of exposure	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Since Inception
SIMPLE Class Shares	8/31/2020	45.40%	10.72%
Russell 3000® Index[1]		37.86%%	13.46%%
Russell 1000® Growth Index[2]		43.77%%	13.58%%
S&P 500® Index[3]		38.02%%	14.17%%
Morningstar Large Growth Category Average[4]		41.44%%	10.25%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$14,244,923,568%
Total number of portfolio holdings	$44%
Total advisory fees paid	$86,519,836%
Portfolio turnover rate	$70%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.7%
NVIDIA Corp.	9.0%
Amazon.com, Inc.	6.9%
Apple, Inc.	6.0%
Meta Platforms, Inc., Class A	5.7%
Alphabet, Inc.	4.9%
Broadcom, Inc.	3.4%
Spotify Technology SA	2.7%
Mastercard, Inc., Class A	2.6%
Intuitive Surgical, Inc.	2.4%
* Excluding short-term investments
Top Industries
Software	20.1%
Semiconductors & Semiconductor Equipment	16.7%
Interactive Media & Services	10.6%
Broadline Retail	8.3%
Technology Hardware, Storage & Peripherals	6.0%
Health Care Equipment & Supplies	5.0%
Hotels, Restaurants & Leisure	4.6%
Entertainment	3.9%
Financial Services	2.6%
Pharmaceuticals	2.3%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Winslow Large Cap Growth Fund” to “NYLI Winslow Large Cap Growth Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI MacKay Convertible Fund
(formerly known as MainStay MacKay Convertible Fund)
Class A/MCOAX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay Convertible Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$102	0.94%
What factors influenced Fund performance during the reporting period?
The Fund’s performance relative to the ICE BofA U.S. Convertible Index during the 12-month reporting period ended October 31, 2024, was determined by the outperformance and underperformance of various individual holdings, as well as lack of exposure to Index components that had a material impact on returns. Most significantly, the Fund held no exposure to the convertible bonds of MicroStrategy Inc., which rose sharply and had a large weighting in the Index.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
NRG Energy	Rose on growing demand for electric power for computer processors linked to artificial intelligence.	Contributed
TransMedics Group	Rose on rapid sales growth generated by the company's superior technology and business model.	Contributed
Lantheus Holdings	Rose on news of likely increases in government reimbursement for the company's main product.	Contributed
MicroStrategy	Zero exposure due to the speculative nature of the company's assets.	Detracted
Permian Resources	Likely lost ground with the drop in the price of West Texas Intermediate crude oil, the company's main source of revenue.	Detracted
EQT	Declined in sympathy with the price of natural gas, the company's main source of revenue.	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/3/1995	10.31%	8.59%)	7.68%
Class A Shares - Excluding sales charges		16.73%	9.83%)	8.29%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(0.23)%%	1.49%%
ICE BofA U.S. Convertible Index[2]		20.97%%	10.33%)%	8.81%%
Morningstar Convertibles Category Average[3]		19.34%%	8.47%)%	7.44%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. Convertible Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. Convertible Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the ICE BofA U.S. Convertible Index, bonds and preferred stocks must be convertible only to common stock.

3.
The Morningstar Convertibles Category Average is representative of funds that are designed to offer some of the capital-appreciation potential of stock funds while also supplying some of the safety and yield of bond funds. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,550,802,311%
Total number of portfolio holdings	$108%
Total advisory fees paid	$7,930,317%
Portfolio turnover rate	$35%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Lantheus Holdings, Inc., 2.625%, due 12/15/27	2.4%
Tetra Tech, Inc., 2.25%, due 8/15/28	2.3%
NRG Energy, Inc., 2.75%, due 6/1/48	2.0%
Exact Sciences Corp., 1.75%, due 4/15/31	2.0%
Merit Medical Systems, Inc., 3.00%, due 2/1/29	2.0%
Southwest Airlines Co., 1.25%, due 5/1/25	1.8%
BioMarin Pharmaceutical, Inc., 1.25%, due 5/15/27	1.8%
Post Holdings, Inc., 2.50%, due 8/15/27	1.8%
PG&E Corp., 4.25%, due 12/1/27	1.7%
Integer Holdings Corp., 2.125%, due 2/15/28	1.7%
* Excluding short-term investments
Portfolio Composition
Convertible Bonds	87.2%)
Convertible Preferred Stocks	7.0%)
Short-Term Investments	6.4%)
Common Stock	0.6%)
Corporate Bond	0.0%‡
Other Assets, Less Liabilities	(1.2)%
‡ Less than one-tenth of a percent.
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Convertible Fund” to “NYLI MacKay Convertible Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28 2024, Edward Silverstein and Thomas Wynn are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI MacKay Convertible Fund
(formerly known as MainStay MacKay Convertible Fund)
Class B/MCSVX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay Convertible Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred since November 1, 2023.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$208	1.93%
What factors influenced Fund performance during the reporting period?
The Fund’s performance relative to the ICE BofA U.S. Convertible Index during the 12-month reporting period ended October 31, 2024, was determined by the outperformance and underperformance of various individual holdings, as well as lack of exposure to Index components that had a material impact on returns. Most significantly, the Fund held no exposure to the convertible bonds of MicroStrategy Inc., which rose sharply and had a large weighting in the Index.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
NRG Energy	Rose on growing demand for electric power for computer processors linked to artificial intelligence.	Contributed
TransMedics Group	Rose on rapid sales growth generated by the company's superior technology and business model.	Contributed
Lantheus Holdings	Rose on news of likely increases in government reimbursement for the company's main product.	Contributed
MicroStrategy	Zero exposure due to the speculative nature of the company's assets.	Detracted
Permian Resources	Likely lost ground with the drop in the price of West Texas Intermediate crude oil, the company's main source of revenue.	Detracted
EQT	Declined in sympathy with the price of natural gas, the company's main source of revenue.	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class B Shares - Including sales charges	5/1/1986	10.62%	8.49%)	7.28%
Class B Shares - Excluding sales charges		15.62%	8.77%)	7.28%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(0.23)%%	1.49%%
ICE BofA U.S. Convertible Index[2]		20.97%%	10.33%)%	8.81%%
Morningstar Convertibles Category Average[3]		19.34%%	8.47%)%	7.44%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. Convertible Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. Convertible Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the ICE BofA U.S. Convertible Index, bonds and preferred stocks must be convertible only to common stock.

3.
The Morningstar Convertibles Category Average is representative of funds that are designed to offer some of the capital-appreciation potential of stock funds while also supplying some of the safety and yield of bond funds. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,550,802,311%
Total number of portfolio holdings	$108%
Total advisory fees paid	$7,930,317%
Portfolio turnover rate	$35%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Lantheus Holdings, Inc., 2.625%, due 12/15/27	2.4%
Tetra Tech, Inc., 2.25%, due 8/15/28	2.3%
NRG Energy, Inc., 2.75%, due 6/1/48	2.0%
Exact Sciences Corp., 1.75%, due 4/15/31	2.0%
Merit Medical Systems, Inc., 3.00%, due 2/1/29	2.0%
Southwest Airlines Co., 1.25%, due 5/1/25	1.8%
BioMarin Pharmaceutical, Inc., 1.25%, due 5/15/27	1.8%
Post Holdings, Inc., 2.50%, due 8/15/27	1.8%
PG&E Corp., 4.25%, due 12/1/27	1.7%
Integer Holdings Corp., 2.125%, due 2/15/28	1.7%
* Excluding short-term investments
Portfolio Composition
Convertible Bonds	87.2%)
Convertible Preferred Stocks	7.0%)
Short-Term Investments	6.4%)
Common Stock	0.6%)
Corporate Bond	0.0%‡
Other Assets, Less Liabilities	(1.2)%
‡ Less than one-tenth of a percent.
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Convertible Fund” to “NYLI MacKay Convertible Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28 2024, Edward Silverstein and Thomas Wynn are portfolio managers of the Fund.
At a meeting held on December 3-4, 2024, the Board approved a proposal to accelerate the conversion of the Fund’s Class B shares into Class A shares or Investor Class shares, based on shareholder eligibility. Class B shareholders of the Fund will receive Class A shares of the Fund if they hold at least $15,000 of Class B shares of the Fund on or around February 28, 2025; otherwise, Class B shareholders of the Fund will receive Investor Class shares of the relevant Fund. The accelerated conversion of Class B shares of the Fund is expected to occur on or about February 28, 2025.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI MacKay Convertible Fund
(formerly known as MainStay MacKay Convertible Fund)
Class C/MCCVX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay Convertible Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$208	1.93%
What factors influenced Fund performance during the reporting period?
The Fund’s performance relative to the ICE BofA U.S. Convertible Index during the 12-month reporting period ended October 31, 2024, was determined by the outperformance and underperformance of various individual holdings, as well as lack of exposure to Index components that had a material impact on returns. Most significantly, the Fund held no exposure to the convertible bonds of MicroStrategy Inc., which rose sharply and had a large weighting in the Index.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
NRG Energy	Rose on growing demand for electric power for computer processors linked to artificial intelligence.	Contributed
TransMedics Group	Rose on rapid sales growth generated by the company's superior technology and business model.	Contributed
Lantheus Holdings	Rose on news of likely increases in government reimbursement for the company's main product.	Contributed
MicroStrategy	Zero exposure due to the speculative nature of the company's assets.	Detracted
Permian Resources	Likely lost ground with the drop in the price of West Texas Intermediate crude oil, the company's main source of revenue.	Detracted
EQT	Declined in sympathy with the price of natural gas, the company's main source of revenue.	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/1/1998	14.65%	8.79%)	7.28%
Class C Shares - Excluding sales charges		15.65%	8.79%)	7.28%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(0.23)%%	1.49%%
ICE BofA U.S. Convertible Index[2]		20.97%%	10.33%)%	8.81%%
Morningstar Convertibles Category Average[3]		19.34%%	8.47%)%	7.44%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. Convertible Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. Convertible Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the ICE BofA U.S. Convertible Index, bonds and preferred stocks must be convertible only to common stock.

3.
The Morningstar Convertibles Category Average is representative of funds that are designed to offer some of the capital-appreciation potential of stock funds while also supplying some of the safety and yield of bond funds. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,550,802,311%
Total number of portfolio holdings	$108%
Total advisory fees paid	$7,930,317%
Portfolio turnover rate	$35%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Lantheus Holdings, Inc., 2.625%, due 12/15/27	2.4%
Tetra Tech, Inc., 2.25%, due 8/15/28	2.3%
NRG Energy, Inc., 2.75%, due 6/1/48	2.0%
Exact Sciences Corp., 1.75%, due 4/15/31	2.0%
Merit Medical Systems, Inc., 3.00%, due 2/1/29	2.0%
Southwest Airlines Co., 1.25%, due 5/1/25	1.8%
BioMarin Pharmaceutical, Inc., 1.25%, due 5/15/27	1.8%
Post Holdings, Inc., 2.50%, due 8/15/27	1.8%
PG&E Corp., 4.25%, due 12/1/27	1.7%
Integer Holdings Corp., 2.125%, due 2/15/28	1.7%
* Excluding short-term investments
Portfolio Composition
Convertible Bonds	87.2%)
Convertible Preferred Stocks	7.0%)
Short-Term Investments	6.4%)
Common Stock	0.6%)
Corporate Bond	0.0%‡
Other Assets, Less Liabilities	(1.2)%
‡ Less than one-tenth of a percent.
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Convertible Fund” to “NYLI MacKay Convertible Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28 2024, Edward Silverstein and Thomas Wynn are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI MacKay Convertible Fund
(formerly known as MainStay MacKay Convertible Fund)
Class I/MCNVX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay Convertible Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$66	0.61%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
The Fund’s performance relative to the ICE BofA U.S. Convertible Index during the 12-month reporting period ended October 31, 2024, was determined by the outperformance and underperformance of various individual holdings, as well as lack of exposure to Index components that had a material impact on returns. Most significantly, the Fund held no exposure to the convertible bonds of MicroStrategy Inc., which rose sharply and had a large weighting in the Index.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
NRG Energy	Rose on growing demand for electric power for computer processors linked to artificial intelligence.	Contributed
TransMedics Group	Rose on rapid sales growth generated by the company's superior technology and business model.	Contributed
Lantheus Holdings	Rose on news of likely increases in government reimbursement for the company's main product.	Contributed
MicroStrategy	Zero exposure due to the speculative nature of the company's assets.	Detracted
Permian Resources	Likely lost ground with the drop in the price of West Texas Intermediate crude oil, the company's main source of revenue.	Detracted
EQT	Declined in sympathy with the price of natural gas, the company's main source of revenue.	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class I Shares	11/28/2008	17.12%	10.19%)	8.63%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(0.23)%%	1.49%%
ICE BofA U.S. Convertible Index[2]		20.97%%	10.33%)%	8.81%%
Morningstar Convertibles Category Average[3]		19.34%%	8.47%)%	7.44%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. Convertible Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. Convertible Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the ICE BofA U.S. Convertible Index, bonds and preferred stocks must be convertible only to common stock.

3.
The Morningstar Convertibles Category Average is representative of funds that are designed to offer some of the capital-appreciation potential of stock funds while also supplying some of the safety and yield of bond funds. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,550,802,311%
Total number of portfolio holdings	$108%
Total advisory fees paid	$7,930,317%
Portfolio turnover rate	$35%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Lantheus Holdings, Inc., 2.625%, due 12/15/27	2.4%
Tetra Tech, Inc., 2.25%, due 8/15/28	2.3%
NRG Energy, Inc., 2.75%, due 6/1/48	2.0%
Exact Sciences Corp., 1.75%, due 4/15/31	2.0%
Merit Medical Systems, Inc., 3.00%, due 2/1/29	2.0%
Southwest Airlines Co., 1.25%, due 5/1/25	1.8%
BioMarin Pharmaceutical, Inc., 1.25%, due 5/15/27	1.8%
Post Holdings, Inc., 2.50%, due 8/15/27	1.8%
PG&E Corp., 4.25%, due 12/1/27	1.7%
Integer Holdings Corp., 2.125%, due 2/15/28	1.7%
* Excluding short-term investments
Portfolio Composition
Convertible Bonds	87.2%)
Convertible Preferred Stocks	7.0%)
Short-Term Investments	6.4%)
Common Stock	0.6%)
Corporate Bond	0.0%‡
Other Assets, Less Liabilities	(1.2)%
‡ Less than one-tenth of a percent.
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Convertible Fund” to “NYLI MacKay Convertible Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28 2024, Edward Silverstein and Thomas Wynn are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI MacKay Convertible Fund
(formerly known as MainStay MacKay Convertible Fund)
Investor Class/MCINX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay Convertible Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$127	1.18%
What factors influenced Fund performance during the reporting period?
The Fund’s performance relative to the ICE BofA U.S. Convertible Index during the 12-month reporting period ended October 31, 2024, was determined by the outperformance and underperformance of various individual holdings, as well as lack of exposure to Index components that had a material impact on returns. Most significantly, the Fund held no exposure to the convertible bonds of MicroStrategy Inc., which rose sharply and had a large weighting in the Index.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
NRG Energy	Rose on growing demand for electric power for computer processors linked to artificial intelligence.	Contributed
TransMedics Group	Rose on rapid sales growth generated by the company's superior technology and business model.	Contributed
Lantheus Holdings	Rose on news of likely increases in government reimbursement for the company's main product.	Contributed
MicroStrategy	Zero exposure due to the speculative nature of the company's assets.	Detracted
Permian Resources	Likely lost ground with the drop in the price of West Texas Intermediate crude oil, the company's main source of revenue.	Detracted
EQT	Declined in sympathy with the price of natural gas, the company's main source of revenue.	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	10.64%	8.36%)	7.48%
Investor Class Shares - Excluding sales charges		16.47%	9.60%)	8.09%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(0.23)%%	1.49%%
ICE BofA U.S. Convertible Index[2]		20.97%%	10.33%)%	8.81%%
Morningstar Convertibles Category Average[3]		19.34%%	8.47%)%	7.44%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. Convertible Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. Convertible Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the ICE BofA U.S. Convertible Index, bonds and preferred stocks must be convertible only to common stock.

3.
The Morningstar Convertibles Category Average is representative of funds that are designed to offer some of the capital-appreciation potential of stock funds while also supplying some of the safety and yield of bond funds. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,550,802,311%
Total number of portfolio holdings	$108%
Total advisory fees paid	$7,930,317%
Portfolio turnover rate	$35%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Lantheus Holdings, Inc., 2.625%, due 12/15/27	2.4%
Tetra Tech, Inc., 2.25%, due 8/15/28	2.3%
NRG Energy, Inc., 2.75%, due 6/1/48	2.0%
Exact Sciences Corp., 1.75%, due 4/15/31	2.0%
Merit Medical Systems, Inc., 3.00%, due 2/1/29	2.0%
Southwest Airlines Co., 1.25%, due 5/1/25	1.8%
BioMarin Pharmaceutical, Inc., 1.25%, due 5/15/27	1.8%
Post Holdings, Inc., 2.50%, due 8/15/27	1.8%
PG&E Corp., 4.25%, due 12/1/27	1.7%
Integer Holdings Corp., 2.125%, due 2/15/28	1.7%
* Excluding short-term investments
Portfolio Composition
Convertible Bonds	87.2%)
Convertible Preferred Stocks	7.0%)
Short-Term Investments	6.4%)
Common Stock	0.6%)
Corporate Bond	0.0%‡
Other Assets, Less Liabilities	(1.2)%
‡ Less than one-tenth of a percent.
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Convertible Fund” to “NYLI MacKay Convertible Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28 2024, Edward Silverstein and Thomas Wynn are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Money Market Fund
(formerly known as MainStay Money Market Fund)
Class A/MMAXX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Money Market Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	0.52%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg 1 Month T-Bill Index was affected by security selection and sector allocations. The Bloomberg 1 Month T-Bill Index represents a hypothetical one-month T-bill curve. Notably favorable allocations included overweight exposure to the Tier 1 commercial paper sub-component and tri-party repurchase positions. These positions were facilitated by an underweight allocation to the U.S. Treasury sector.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Tier 1 commercial paper	Overweight allocation to a leading sector	Contributed
Tri-party repo	Overweight allocation to a leading sector	Contributed
U.S. Treasury	Underweight allocation to a leading sector	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an equally weighted performance average of money market funds and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class A Shares	1/3/1995	5.00%	2.09%	1.38%
Average Lipper Money Market Fund[1]		5.06%%	2.18%%	1.48%%
1.
The Average Lipper Money Market Fund is an equally weighted performance average adjusted for capital gains distributions and income dividends of all of the money market funds in the Lipper Universe. Lipper Inc., a wholly-owned subsidiary of Reuters Group PLC, is an independent monitor of mutual fund performance. Lipper averages are not class specific. Lipper returns are unaudited. Results are based on average total returns of similar funds with all dividend and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$560,268,154
Total number of portfolio holdings	$22
Total advisory fees paid	$2,114,745
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Portfolio Composition
Commercial Paper	50.8%)
Repurchase Agreements	29.4%)
U.S. Treasury Debt	19.8%)
Other Assets, Less Liabilities	(0.0)%‡
‡ Less than one-tenth of a percent.
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Money Market Fund” to “NYLI Money Market Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Money Market Fund
(formerly known as MainStay Money Market Fund)
Class B/MKMXX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Money Market Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund since November 1, 2023.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class B	$82	0.80%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg 1 Month T-Bill Index was affected by security selection and sector allocations. The Bloomberg 1 Month T-Bill Index represents a hypothetical one-month T-bill curve. Notably favorable allocations included overweight exposure to the Tier 1 commercial paper sub-component and tri-party repurchase positions. These positions were facilitated by an underweight allocation to the U.S. Treasury sector.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Tier 1 commercial paper	Overweight allocation to a leading sector	Contributed
Tri-party repo	Overweight allocation to a leading sector	Contributed
U.S. Treasury	Underweight allocation to a leading sector	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an equally weighted performance average of money market funds and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class B Shares	5/1/1986	4.70%	1.93%	1.24%
Average Lipper Money Market Fund[1]		5.06%%	2.18%%	1.48%%
1.
The Average Lipper Money Market Fund is an equally weighted performance average adjusted for capital gains distributions and income dividends of all of the money market funds in the Lipper Universe. Lipper Inc., a wholly-owned subsidiary of Reuters Group PLC, is an independent monitor of mutual fund performance. Lipper averages are not class specific. Lipper returns are unaudited. Results are based on average total returns of similar funds with all dividend and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$560,268,154
Total number of portfolio holdings	$22
Total advisory fees paid	$2,114,745
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Portfolio Composition
Commercial Paper	50.8%)
Repurchase Agreements	29.4%)
U.S. Treasury Debt	19.8%)
Other Assets, Less Liabilities	(0.0)%‡
‡ Less than one-tenth of a percent.
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Money Market Fund” to “NYLI Money Market Fund.” The Fund’s name change will not impact the management of the Fund.
At a meeting held on December 3-4, 2024, the Board approved a proposal to accelerate the conversion of the Fund’s Class B shares into Class A shares or Investor Class shares, based on shareholder eligibility. Class B shareholders of the Fund will receive Class A shares of the Fund if they hold at least $15,000 of Class B shares of the Fund on or around February 28, 2025; otherwise, Class B shareholders of the Fund will receive Investor Class shares of the relevant Fund. The accelerated conversion of Class B shares of the Fund is expected to occur on or about February 28, 2025.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Money Market Fund
(formerly known as MainStay Money Market Fund)
Class C/MSCXX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Money Market Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$82	0.80%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg 1 Month T-Bill Index was affected by security selection and sector allocations. The Bloomberg 1 Month T-Bill Index represents a hypothetical one-month T-bill curve. Notably favorable allocations included overweight exposure to the Tier 1 commercial paper sub-component and tri-party repurchase positions. These positions were facilitated by an underweight allocation to the U.S. Treasury sector.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Tier 1 commercial paper	Overweight allocation to a leading sector	Contributed
Tri-party repo	Overweight allocation to a leading sector	Contributed
U.S. Treasury	Underweight allocation to a leading sector	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an equally weighted performance average of money market funds and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class C Shares	9/1/1998	4.70%	1.93%	1.24%
Average Lipper Money Market Fund[1]		5.06%%	2.18%%	1.48%%
1.
The Average Lipper Money Market Fund is an equally weighted performance average adjusted for capital gains distributions and income dividends of all of the money market funds in the Lipper Universe. Lipper Inc., a wholly-owned subsidiary of Reuters Group PLC, is an independent monitor of mutual fund performance. Lipper averages are not class specific. Lipper returns are unaudited. Results are based on average total returns of similar funds with all dividend and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$560,268,154
Total number of portfolio holdings	$22
Total advisory fees paid	$2,114,745
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Portfolio Composition
Commercial Paper	50.8%)
Repurchase Agreements	29.4%)
U.S. Treasury Debt	19.8%)
Other Assets, Less Liabilities	(0.0)%‡
‡ Less than one-tenth of a percent.
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Money Market Fund” to “NYLI Money Market Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Money Market Fund
(formerly known as MainStay Money Market Fund)
Investor Class/MKTXX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Money Market Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$82	0.80%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg 1 Month T-Bill Index was affected by security selection and sector allocations. The Bloomberg 1 Month T-Bill Index represents a hypothetical one-month T-bill curve. Notably favorable allocations included overweight exposure to the Tier 1 commercial paper sub-component and tri-party repurchase positions. These positions were facilitated by an underweight allocation to the U.S. Treasury sector.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Tier 1 commercial paper	Overweight allocation to a leading sector	Contributed
Tri-party repo	Overweight allocation to a leading sector	Contributed
U.S. Treasury	Underweight allocation to a leading sector	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an equally weighted performance average of money market funds and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares	2/28/2008	4.70%	1.93%	1.24%
Average Lipper Money Market Fund[1]		5.06%%	2.18%%	1.48%%
1.
The Average Lipper Money Market Fund is an equally weighted performance average adjusted for capital gains distributions and income dividends of all of the money market funds in the Lipper Universe. Lipper Inc., a wholly-owned subsidiary of Reuters Group PLC, is an independent monitor of mutual fund performance. Lipper averages are not class specific. Lipper returns are unaudited. Results are based on average total returns of similar funds with all dividend and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$560,268,154
Total number of portfolio holdings	$22
Total advisory fees paid	$2,114,745
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Portfolio Composition
Commercial Paper	50.8%)
Repurchase Agreements	29.4%)
U.S. Treasury Debt	19.8%)
Other Assets, Less Liabilities	(0.0)%‡
‡ Less than one-tenth of a percent.
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Money Market Fund” to “NYLI Money Market Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Money Market Fund
(formerly known as MainStay Money Market Fund)
SIMPLE Class/MIPXX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Money Market Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SIMPLE Class	$48	0.47%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg 1 Month T-Bill Index was affected by security selection and sector allocations. The Bloomberg 1 Month T-Bill Index represents a hypothetical one-month T-bill curve. Notably favorable allocations included overweight exposure to the Tier 1 commercial paper sub-component and tri-party repurchase positions. These positions were facilitated by an underweight allocation to the U.S. Treasury sector.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Tier 1 commercial paper	Overweight allocation to a leading sector	Contributed
Tri-party repo	Overweight allocation to a leading sector	Contributed
U.S. Treasury	Underweight allocation to a leading sector	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an equally weighted performance average of money market funds and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Since Inception
SIMPLE Class Shares	8/31/2020	5.05%	2.37%
Average Lipper Money Market Fund[1]		5.06%%	2.47%%
1.
The Average Lipper Money Market Fund is an equally weighted performance average adjusted for capital gains distributions and income dividends of all of the money market funds in the Lipper Universe. Lipper Inc., a wholly-owned subsidiary of Reuters Group PLC, is an independent monitor of mutual fund performance. Lipper averages are not class specific. Lipper returns are unaudited. Results are based on average total returns of similar funds with all dividend and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$560,268,154
Total number of portfolio holdings	$22
Total advisory fees paid	$2,114,745
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Portfolio Composition
Commercial Paper	50.8%)
Repurchase Agreements	29.4%)
U.S. Treasury Debt	19.8%)
Other Assets, Less Liabilities	(0.0)%‡
‡ Less than one-tenth of a percent.
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Money Market Fund” to “NYLI Money Market Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Income Builder Fund
(formerly known as MainStay Income Builder Fund)
Class A/MTRAX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Income Builder Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$115	1.02%
What factors influenced Fund performance during the reporting period?
Relative to the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index, the Fund’s performance during the 12-month reporting period ended October 31, 2024, was affected by security selection and sector allocation on both the equity and fixed income sides. Among equities, performance was particularly challenged by highly concentrated market leadership within the U.S. big tech cohort, the Magnificent 7, a group to which the Fund held limited exposure due to members' high index weights, as well as several names not returning sufficient levels of capital to shareholders. Among fixed income positions, in addition to the factors cited in the table below, relative performance benefited from overweight exposure to auto securitizations and issue selection in hard currency corporates and sovereigns in stable countries with strong growth.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Equities
Financials	Stock selection in banks and insurance companies	Contributed
Consumer staples	Stock selection in beverage stocks and overweight exposure to tobacco companies	Contributed
Communication services	Underexposure to Meta Platforms and exposure to a few struggling Canadian telecommunications stocks	Detracted
Information Technology	Underweight allocation a leading sector and lack of exposure to NVIDIA	Detracted
Fixed Income
Mortgage credit	Overweight credit risk transfers on valuations.	Contributed
High-grade corporates	Overweight financials and utilities; underweight industrials on valuations.	Contributed
Non-agency commercial mortgage-backed securities	Issue selection in SASB (single asset single borrower) securities, with a focus on industrial properties and di-versified conduits	Contributed
US Treasuries	Underweight exposure in favor of spread product	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/3/1995	22.79%	3.99%)	4.52%
Class A Shares - Excluding sales charges		26.59%	5.17%)	5.11%
MSCI World Index (Net)[1]		33.68%%	12.03%)%	9.78%%
Bloomberg U.S. Aggregate Bond Index[2]		10.55%%	(0.23)%%	1.49%%
Blended Benchmark Index[3]		24.00%%	7.26%)%	6.64%%
Morningstar Global Allocation Category Average[4]		19.60%%	5.36%)%	4.51%%
1.
In accordance with new regulatory requirements, the Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%.
4.
Morningstar Global Allocation Category Average funds seek to provide both capital appreciation and income by investing in three major areas: stocks, bonds, and cash. While these funds do explore the whole world, most of them focus on the U.S., Canada, Japan, and the larger markets in Europe. It is rare for such funds to invest more than 10% of their assets in emerging markets. These funds typically have at least 10% of assets in bonds, less than 70% of assets in stocks, and at least 40% of assets in non-U.S. stocks or bonds.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,056,150,644%
Total number of portfolio holdings	$583%
Total advisory fees paid	$6,547,261%
Portfolio turnover rate	$41%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-7.784%, due 7/20/49-2/16/66	3.6%
FHLMC STACR REMIC Trust, 7.857%-11.957%, due 8/25/33-1/25/51	2.6%
UMBS, 30 Year, 2.00%-6.50%, due 8/1/48-5/1/54	2.4%
Broadcom, Inc.	1.4%
Microsoft Corp.	1.3%
UMBS Pool, 30 Year, 3.00%-6.50%, due 1/1/52-3/1/54	1.3%
International Business Machines Corp.	1.3%
AbbVie, Inc.	1.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.1%
Analog Devices, Inc.	1.1%
* Excluding short-term investments
Portfolio Composition
Common Stocks	61.2%
Mortgage-Backed Securities	13.6%
Corporate Bonds	13.0%
U.S. Government & Federal Agencies	4.4%
Asset-Backed Securities	2.8%
Short-Term Investments	1.7%
Foreign Government Bonds	1.6%
Loan Assignments	0.1%
Other Assets, Less Liabilities	1.6%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Income Builder Fund” to “NYLI Income Builder Fund.” The Fund’s name change will not impact the management of the Fund.
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process the Subadvisor uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
As of July 1, 2024, Michael A. Welhoelter, Lin Lin, Michael Jin, John Tobin and Kera Van Valen are portfolio managers for the equity portion of the Fund. Effective on or about December 31, 2024, Mr. Welhoelter will retire from Epoch Investment Partners, Inc., the Fund’s Subadviser, and will no longer serve as a portfolio manager of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Income Builder Fund
(formerly known as MainStay Income Builder Fund)
Class B/MKTRX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Income Builder Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred since November 1, 2023.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class B	$228	2.03%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
Relative to the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index, the Fund’s performance during the 12-month reporting period ended October 31, 2024, was affected by security selection and sector allocation on both the equity and fixed income sides. Among equities, performance was particularly challenged by highly concentrated market leadership within the U.S. big tech cohort, the Magnificent 7, a group to which the Fund held limited exposure due to members' high index weights, as well as several names not returning sufficient levels of capital to shareholders. Among fixed income positions, in addition to the factors cited in the table below, relative performance benefited from overweight exposure to auto securitizations and issue selection in hard currency corporates and sovereigns in stable countries with strong growth.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Equities
Financials	Stock selection in banks and insurance companies	Contributed
Consumer staples	Stock selection in beverage stocks and overweight exposure to tobacco companies	Contributed
Communication services	Underexposure to Meta Platforms and exposure to a few struggling Canadian telecommunications stocks	Detracted
Information Technology	Underweight allocation a leading sector and lack of exposure to NVIDIA	Detracted
Fixed Income
Mortgage credit	Overweight credit risk transfers on valuations.	Contributed
High-grade corporates	Overweight financials and utilities; underweight industrials on valuations.	Contributed
Non-agency commercial mortgage-backed securities	Issue selection in SASB (single asset single borrower) securities, with a focus on industrial properties and di-versified conduits	Contributed
US Treasuries	Underweight exposure in favor of spread product	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class B Shares - Including sales charges	12/29/1987	20.30%	3.81%)	4.15%
Class B Shares - Excluding sales charges		25.30%	4.16%)	4.15%
MSCI World Index (Net)[1]		33.68%%	12.03%)%	9.78%%
Bloomberg U.S. Aggregate Bond Index[2]		10.55%%	(0.23)%%	1.49%%
Blended Benchmark Index[3]		24.00%%	7.26%)%	6.64%%
Morningstar Global Allocation Category Average[4]		19.60%%	5.36%)%	4.51%%
1.
In accordance with new regulatory requirements, the Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%.
4.
Morningstar Global Allocation Category Average funds seek to provide both capital appreciation and income by investing in three major areas: stocks, bonds, and cash. While these funds do explore the whole world, most of them focus on the U.S., Canada, Japan, and the larger markets in Europe. It is rare for such funds to invest more than 10% of their assets in emerging markets. These funds typically have at least 10% of assets in bonds, less than 70% of assets in stocks, and at least 40% of assets in non-U.S. stocks or bonds.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,056,150,644%
Total number of portfolio holdings	$583%
Total advisory fees paid	$6,547,261%
Portfolio turnover rate	$41%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-7.784%, due 7/20/49-2/16/66	3.6%
FHLMC STACR REMIC Trust, 7.857%-11.957%, due 8/25/33-1/25/51	2.6%
UMBS, 30 Year, 2.00%-6.50%, due 8/1/48-5/1/54	2.4%
Broadcom, Inc.	1.4%
Microsoft Corp.	1.3%
UMBS Pool, 30 Year, 3.00%-6.50%, due 1/1/52-3/1/54	1.3%
International Business Machines Corp.	1.3%
AbbVie, Inc.	1.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.1%
Analog Devices, Inc.	1.1%
* Excluding short-term investments
Portfolio Composition
Common Stocks	61.2%
Mortgage-Backed Securities	13.6%
Corporate Bonds	13.0%
U.S. Government & Federal Agencies	4.4%
Asset-Backed Securities	2.8%
Short-Term Investments	1.7%
Foreign Government Bonds	1.6%
Loan Assignments	0.1%
Other Assets, Less Liabilities	1.6%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Income Builder Fund” to “NYLI Income Builder Fund.” The Fund’s name change will not impact the management of the Fund.
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process the Subadvisor uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
As of July 1, 2024, Michael A. Welhoelter, Lin Lin, Michael Jin, John Tobin and Kera Van Valen are portfolio managers for the equity portion of the Fund. Effective on or about December 31, 2024, Mr. Welhoelter will retire from Epoch Investment Partners, Inc., the Fund’s Subadviser, and will no longer serve as a portfolio manager of the Fund.
At a meeting held on December 3-4, 2024, the Board approved a proposal to accelerate the conversion of the Fund’s Class B shares into Class A shares or Investor Class shares, based on shareholder eligibility. Class B shareholders of the Fund will receive Class A shares of the Fund if they hold at least $15,000 of Class B shares of the Fund on or around February 28, 2025; otherwise, Class B shareholders of the Fund will receive Investor Class shares of the relevant Fund. The accelerated conversion of Class B shares of the Fund is expected to occur on or about February 28, 2025.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Income Builder Fund
(formerly known as MainStay Income Builder Fund)
Class C/MCTRX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Income Builder Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$228	2.03%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
Relative to the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index, the Fund’s performance during the 12-month reporting period ended October 31, 2024, was affected by security selection and sector allocation on both the equity and fixed income sides. Among equities, performance was particularly challenged by highly concentrated market leadership within the U.S. big tech cohort, the Magnificent 7, a group to which the Fund held limited exposure due to members' high index weights, as well as several names not returning sufficient levels of capital to shareholders. Among fixed income positions, in addition to the factors cited in the table below, relative performance benefited from overweight exposure to auto securitizations and issue selection in hard currency corporates and sovereigns in stable countries with strong growth.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Equities
Financials	Stock selection in banks and insurance companies	Contributed
Consumer staples	Stock selection in beverage stocks and overweight exposure to tobacco companies	Contributed
Communication services	Underexposure to Meta Platforms and exposure to a few struggling Canadian telecommunications stocks	Detracted
Information Technology	Underweight allocation a leading sector and lack of exposure to NVIDIA	Detracted
Fixed Income
Mortgage credit	Overweight credit risk transfers on valuations.	Contributed
High-grade corporates	Overweight financials and utilities; underweight industrials on valuations.	Contributed
Non-agency commercial mortgage-backed securities	Issue selection in SASB (single asset single borrower) securities, with a focus on industrial properties and di-versified conduits	Contributed
US Treasuries	Underweight exposure in favor of spread product	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/1/1998	24.36%	4.16%)	4.15%
Class C Shares - Excluding sales charges		25.36%	4.16%)	4.15%
MSCI World Index (Net)[1]		33.68%%	12.03%)%	9.78%%
Bloomberg U.S. Aggregate Bond Index[2]		10.55%%	(0.23)%%	1.49%%
Blended Benchmark Index[3]		24.00%%	7.26%)%	6.64%%
Morningstar Global Allocation Category Average[4]		19.60%%	5.36%)%	4.51%%
1.
In accordance with new regulatory requirements, the Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%.
4.
Morningstar Global Allocation Category Average funds seek to provide both capital appreciation and income by investing in three major areas: stocks, bonds, and cash. While these funds do explore the whole world, most of them focus on the U.S., Canada, Japan, and the larger markets in Europe. It is rare for such funds to invest more than 10% of their assets in emerging markets. These funds typically have at least 10% of assets in bonds, less than 70% of assets in stocks, and at least 40% of assets in non-U.S. stocks or bonds.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,056,150,644%
Total number of portfolio holdings	$583%
Total advisory fees paid	$6,547,261%
Portfolio turnover rate	$41%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-7.784%, due 7/20/49-2/16/66	3.6%
FHLMC STACR REMIC Trust, 7.857%-11.957%, due 8/25/33-1/25/51	2.6%
UMBS, 30 Year, 2.00%-6.50%, due 8/1/48-5/1/54	2.4%
Broadcom, Inc.	1.4%
Microsoft Corp.	1.3%
UMBS Pool, 30 Year, 3.00%-6.50%, due 1/1/52-3/1/54	1.3%
International Business Machines Corp.	1.3%
AbbVie, Inc.	1.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.1%
Analog Devices, Inc.	1.1%
* Excluding short-term investments
Portfolio Composition
Common Stocks	61.2%
Mortgage-Backed Securities	13.6%
Corporate Bonds	13.0%
U.S. Government & Federal Agencies	4.4%
Asset-Backed Securities	2.8%
Short-Term Investments	1.7%
Foreign Government Bonds	1.6%
Loan Assignments	0.1%
Other Assets, Less Liabilities	1.6%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Income Builder Fund” to “NYLI Income Builder Fund.” The Fund’s name change will not impact the management of the Fund.
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process the Subadvisor uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
As of July 1, 2024, Michael A. Welhoelter, Lin Lin, Michael Jin, John Tobin and Kera Van Valen are portfolio managers for the equity portion of the Fund. Effective on or about December 31, 2024, Mr. Welhoelter will retire from Epoch Investment Partners, Inc., the Fund’s Subadviser, and will no longer serve as a portfolio manager of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Income Builder Fund
(formerly known as MainStay Income Builder Fund)
Class I/MTOIX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Income Builder Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$87	0.77%
What factors influenced Fund performance during the reporting period?
Relative to the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index, the Fund’s performance during the 12-month reporting period ended October 31, 2024, was affected by security selection and sector allocation on both the equity and fixed income sides. Among equities, performance was particularly challenged by highly concentrated market leadership within the U.S. big tech cohort, the Magnificent 7, a group to which the Fund held limited exposure due to members' high index weights, as well as several names not returning sufficient levels of capital to shareholders. Among fixed income positions, in addition to the factors cited in the table below, relative performance benefited from overweight exposure to auto securitizations and issue selection in hard currency corporates and sovereigns in stable countries with strong growth.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Equities
Financials	Stock selection in banks and insurance companies	Contributed
Consumer staples	Stock selection in beverage stocks and overweight exposure to tobacco companies	Contributed
Communication services	Underexposure to Meta Platforms and exposure to a few struggling Canadian telecommunications stocks	Detracted
Information Technology	Underweight allocation a leading sector and lack of exposure to NVIDIA	Detracted
Fixed Income
Mortgage credit	Overweight credit risk transfers on valuations.	Contributed
High-grade corporates	Overweight financials and utilities; underweight industrials on valuations.	Contributed
Non-agency commercial mortgage-backed securities	Issue selection in SASB (single asset single borrower) securities, with a focus on industrial properties and di-versified conduits	Contributed
US Treasuries	Underweight exposure in favor of spread product	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class I Shares	1/2/2004	26.88%	5.42%)	5.38%
MSCI World Index (Net)[1]		33.68%%	12.03%)%	9.78%%
Bloomberg U.S. Aggregate Bond Index[2]		10.55%%	(0.23)%%	1.49%%
Blended Benchmark Index[3]		24.00%%	7.26%)%	6.64%%
Morningstar Global Allocation Category Average[4]		19.60%%	5.36%)%	4.51%%
1.
In accordance with new regulatory requirements, the Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%.
4.
Morningstar Global Allocation Category Average funds seek to provide both capital appreciation and income by investing in three major areas: stocks, bonds, and cash. While these funds do explore the whole world, most of them focus on the U.S., Canada, Japan, and the larger markets in Europe. It is rare for such funds to invest more than 10% of their assets in emerging markets. These funds typically have at least 10% of assets in bonds, less than 70% of assets in stocks, and at least 40% of assets in non-U.S. stocks or bonds.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,056,150,644%
Total number of portfolio holdings	$583%
Total advisory fees paid	$6,547,261%
Portfolio turnover rate	$41%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-7.784%, due 7/20/49-2/16/66	3.6%
FHLMC STACR REMIC Trust, 7.857%-11.957%, due 8/25/33-1/25/51	2.6%
UMBS, 30 Year, 2.00%-6.50%, due 8/1/48-5/1/54	2.4%
Broadcom, Inc.	1.4%
Microsoft Corp.	1.3%
UMBS Pool, 30 Year, 3.00%-6.50%, due 1/1/52-3/1/54	1.3%
International Business Machines Corp.	1.3%
AbbVie, Inc.	1.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.1%
Analog Devices, Inc.	1.1%
* Excluding short-term investments
Portfolio Composition
Common Stocks	61.2%
Mortgage-Backed Securities	13.6%
Corporate Bonds	13.0%
U.S. Government & Federal Agencies	4.4%
Asset-Backed Securities	2.8%
Short-Term Investments	1.7%
Foreign Government Bonds	1.6%
Loan Assignments	0.1%
Other Assets, Less Liabilities	1.6%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Income Builder Fund” to “NYLI Income Builder Fund.” The Fund’s name change will not impact the management of the Fund.
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process the Subadvisor uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
As of July 1, 2024, Michael A. Welhoelter, Lin Lin, Michael Jin, John Tobin and Kera Van Valen are portfolio managers for the equity portion of the Fund. Effective on or about December 31, 2024, Mr. Welhoelter will retire from Epoch Investment Partners, Inc., the Fund’s Subadviser, and will no longer serve as a portfolio manager of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Income Builder Fund
(formerly known as MainStay Income Builder Fund)
Class R6/MTODX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Income Builder Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$77	0.68%
What factors influenced Fund performance during the reporting period?
Relative to the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index, the Fund’s performance during the 12-month reporting period ended October 31, 2024, was affected by security selection and sector allocation on both the equity and fixed income sides. Among equities, performance was particularly challenged by highly concentrated market leadership within the U.S. big tech cohort, the Magnificent 7, a group to which the Fund held limited exposure due to members' high index weights, as well as several names not returning sufficient levels of capital to shareholders. Among fixed income positions, in addition to the factors cited in the table below, relative performance benefited from overweight exposure to auto securitizations and issue selection in hard currency corporates and sovereigns in stable countries with strong growth.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Equities
Financials	Stock selection in banks and insurance companies	Contributed
Consumer staples	Stock selection in beverage stocks and overweight exposure to tobacco companies	Contributed
Communication services	Underexposure to Meta Platforms and exposure to a few struggling Canadian telecommunications stocks	Detracted
Information Technology	Underweight allocation a leading sector and lack of exposure to NVIDIA	Detracted
Fixed Income
Mortgage credit	Overweight credit risk transfers on valuations.	Contributed
High-grade corporates	Overweight financials and utilities; underweight industrials on valuations.	Contributed
Non-agency commercial mortgage-backed securities	Issue selection in SASB (single asset single borrower) securities, with a focus on industrial properties and di-versified conduits	Contributed
US Treasuries	Underweight exposure in favor of spread product	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Class R6 Shares	2/28/2018	27.05%	5.52%)	6.02%
MSCI World Index (Net)[1]		33.68%%	12.03%)%	10.32%%
Bloomberg U.S. Aggregate Bond Index[2]		10.55%%	(0.23)%%	1.43%%
Blended Benchmark Index[3]		24.00%%	7.26%)%	6.97%%
Morningstar Global Allocation Category Average[4]		19.60%%	5.36%)%	4.17%%
1.
In accordance with new regulatory requirements, the Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%.
4.
Morningstar Global Allocation Category Average funds seek to provide both capital appreciation and income by investing in three major areas: stocks, bonds, and cash. While these funds do explore the whole world, most of them focus on the U.S., Canada, Japan, and the larger markets in Europe. It is rare for such funds to invest more than 10% of their assets in emerging markets. These funds typically have at least 10% of assets in bonds, less than 70% of assets in stocks, and at least 40% of assets in non-U.S. stocks or bonds.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,056,150,644%
Total number of portfolio holdings	$583%
Total advisory fees paid	$6,547,261%
Portfolio turnover rate	$41%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-7.784%, due 7/20/49-2/16/66	3.6%
FHLMC STACR REMIC Trust, 7.857%-11.957%, due 8/25/33-1/25/51	2.6%
UMBS, 30 Year, 2.00%-6.50%, due 8/1/48-5/1/54	2.4%
Broadcom, Inc.	1.4%
Microsoft Corp.	1.3%
UMBS Pool, 30 Year, 3.00%-6.50%, due 1/1/52-3/1/54	1.3%
International Business Machines Corp.	1.3%
AbbVie, Inc.	1.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.1%
Analog Devices, Inc.	1.1%
* Excluding short-term investments
Portfolio Composition
Common Stocks	61.2%
Mortgage-Backed Securities	13.6%
Corporate Bonds	13.0%
U.S. Government & Federal Agencies	4.4%
Asset-Backed Securities	2.8%
Short-Term Investments	1.7%
Foreign Government Bonds	1.6%
Loan Assignments	0.1%
Other Assets, Less Liabilities	1.6%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Income Builder Fund” to “NYLI Income Builder Fund.” The Fund’s name change will not impact the management of the Fund.
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process the Subadvisor uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
As of July 1, 2024, Michael A. Welhoelter, Lin Lin, Michael Jin, John Tobin and Kera Van Valen are portfolio managers for the equity portion of the Fund. Effective on or about December 31, 2024, Mr. Welhoelter will retire from Epoch Investment Partners, Inc., the Fund’s Subadviser, and will no longer serve as a portfolio manager of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Income Builder Fund
(formerly known as MainStay Income Builder Fund)
Investor Class/MTINX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Income Builder Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$144	1.28%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
Relative to the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index, the Fund’s performance during the 12-month reporting period ended October 31, 2024, was affected by security selection and sector allocation on both the equity and fixed income sides. Among equities, performance was particularly challenged by highly concentrated market leadership within the U.S. big tech cohort, the Magnificent 7, a group to which the Fund held limited exposure due to members' high index weights, as well as several names not returning sufficient levels of capital to shareholders. Among fixed income positions, in addition to the factors cited in the table below, relative performance benefited from overweight exposure to auto securitizations and issue selection in hard currency corporates and sovereigns in stable countries with strong growth.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Equities
Financials	Stock selection in banks and insurance companies	Contributed
Consumer staples	Stock selection in beverage stocks and overweight exposure to tobacco companies	Contributed
Communication services	Underexposure to Meta Platforms and exposure to a few struggling Canadian telecommunications stocks	Detracted
Information Technology	Underweight allocation a leading sector and lack of exposure to NVIDIA	Detracted
Fixed Income
Mortgage credit	Overweight credit risk transfers on valuations.	Contributed
High-grade corporates	Overweight financials and utilities; underweight industrials on valuations.	Contributed
Non-agency commercial mortgage-backed securities	Issue selection in SASB (single asset single borrower) securities, with a focus on industrial properties and di-versified conduits	Contributed
US Treasuries	Underweight exposure in favor of spread product	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	23.15%	3.77%)	4.34%
Investor Class Shares - Excluding sales charges		26.31%	4.95%)	4.93%
MSCI World Index (Net)[1]		33.68%%	12.03%)%	9.78%%
Bloomberg U.S. Aggregate Bond Index[2]		10.55%%	(0.23)%%	1.49%%
Blended Benchmark Index[3]		24.00%%	7.26%)%	6.64%%
Morningstar Global Allocation Category Average[4]		19.60%%	5.36%)%	4.51%%
1.
In accordance with new regulatory requirements, the Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%.
4.
Morningstar Global Allocation Category Average funds seek to provide both capital appreciation and income by investing in three major areas: stocks, bonds, and cash. While these funds do explore the whole world, most of them focus on the U.S., Canada, Japan, and the larger markets in Europe. It is rare for such funds to invest more than 10% of their assets in emerging markets. These funds typically have at least 10% of assets in bonds, less than 70% of assets in stocks, and at least 40% of assets in non-U.S. stocks or bonds.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,056,150,644%
Total number of portfolio holdings	$583%
Total advisory fees paid	$6,547,261%
Portfolio turnover rate	$41%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-7.784%, due 7/20/49-2/16/66	3.6%
FHLMC STACR REMIC Trust, 7.857%-11.957%, due 8/25/33-1/25/51	2.6%
UMBS, 30 Year, 2.00%-6.50%, due 8/1/48-5/1/54	2.4%
Broadcom, Inc.	1.4%
Microsoft Corp.	1.3%
UMBS Pool, 30 Year, 3.00%-6.50%, due 1/1/52-3/1/54	1.3%
International Business Machines Corp.	1.3%
AbbVie, Inc.	1.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.1%
Analog Devices, Inc.	1.1%
* Excluding short-term investments
Portfolio Composition
Common Stocks	61.2%
Mortgage-Backed Securities	13.6%
Corporate Bonds	13.0%
U.S. Government & Federal Agencies	4.4%
Asset-Backed Securities	2.8%
Short-Term Investments	1.7%
Foreign Government Bonds	1.6%
Loan Assignments	0.1%
Other Assets, Less Liabilities	1.6%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Income Builder Fund” to “NYLI Income Builder Fund.” The Fund’s name change will not impact the management of the Fund.
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process the Subadvisor uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
As of July 1, 2024, Michael A. Welhoelter, Lin Lin, Michael Jin, John Tobin and Kera Van Valen are portfolio managers for the equity portion of the Fund. Effective on or about December 31, 2024, Mr. Welhoelter will retire from Epoch Investment Partners, Inc., the Fund’s Subadviser, and will no longer serve as a portfolio manager of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Income Builder Fund
(formerly known as MainStay Income Builder Fund)
SIMPLE Class/MTISX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Income Builder Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SIMPLE Class	$143	1.27%
What factors influenced Fund performance during the reporting period?
Relative to the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index, the Fund’s performance during the 12-month reporting period ended October 31, 2024, was affected by security selection and sector allocation on both the equity and fixed income sides. Among equities, performance was particularly challenged by highly concentrated market leadership within the U.S. big tech cohort, the Magnificent 7, a group to which the Fund held limited exposure due to members' high index weights, as well as several names not returning sufficient levels of capital to shareholders. Among fixed income positions, in addition to the factors cited in the table below, relative performance benefited from overweight exposure to auto securitizations and issue selection in hard currency corporates and sovereigns in stable countries with strong growth.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Equities
Financials	Stock selection in banks and insurance companies	Contributed
Consumer staples	Stock selection in beverage stocks and overweight exposure to tobacco companies	Contributed
Communication services	Underexposure to Meta Platforms and exposure to a few struggling Canadian telecommunications stocks	Detracted
Information Technology	Underweight allocation a leading sector and lack of exposure to NVIDIA	Detracted
Fixed Income
Mortgage credit	Overweight credit risk transfers on valuations.	Contributed
High-grade corporates	Overweight financials and utilities; underweight industrials on valuations.	Contributed
Non-agency commercial mortgage-backed securities	Issue selection in SASB (single asset single borrower) securities, with a focus on industrial properties and di-versified conduits	Contributed
US Treasuries	Underweight exposure in favor of spread product	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Since Inception
SIMPLE Class Shares	8/31/2020	26.28%	5.23%)
MSCI World Index (Net)[1]		33.68%%	11.64%)%
Bloomberg U.S. Aggregate Bond Index[2]		10.55%%	(1.82)%%
Blended Benchmark Index[3]		24.00%%	6.26%)%
Morningstar Global Allocation Category Average[4]		19.60%%	5.64%)%
1.
In accordance with new regulatory requirements, the Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%.
4.
Morningstar Global Allocation Category Average funds seek to provide both capital appreciation and income by investing in three major areas: stocks, bonds, and cash. While these funds do explore the whole world, most of them focus on the U.S., Canada, Japan, and the larger markets in Europe. It is rare for such funds to invest more than 10% of their assets in emerging markets. These funds typically have at least 10% of assets in bonds, less than 70% of assets in stocks, and at least 40% of assets in non-U.S. stocks or bonds.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,056,150,644%
Total number of portfolio holdings	$583%
Total advisory fees paid	$6,547,261%
Portfolio turnover rate	$41%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-7.784%, due 7/20/49-2/16/66	3.6%
FHLMC STACR REMIC Trust, 7.857%-11.957%, due 8/25/33-1/25/51	2.6%
UMBS, 30 Year, 2.00%-6.50%, due 8/1/48-5/1/54	2.4%
Broadcom, Inc.	1.4%
Microsoft Corp.	1.3%
UMBS Pool, 30 Year, 3.00%-6.50%, due 1/1/52-3/1/54	1.3%
International Business Machines Corp.	1.3%
AbbVie, Inc.	1.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.1%
Analog Devices, Inc.	1.1%
* Excluding short-term investments
Portfolio Composition
Common Stocks	61.2%
Mortgage-Backed Securities	13.6%
Corporate Bonds	13.0%
U.S. Government & Federal Agencies	4.4%
Asset-Backed Securities	2.8%
Short-Term Investments	1.7%
Foreign Government Bonds	1.6%
Loan Assignments	0.1%
Other Assets, Less Liabilities	1.6%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Income Builder Fund” to “NYLI Income Builder Fund.” The Fund’s name change will not impact the management of the Fund.
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process the Subadvisor uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
As of July 1, 2024, Michael A. Welhoelter, Lin Lin, Michael Jin, John Tobin and Kera Van Valen are portfolio managers for the equity portion of the Fund. Effective on or about December 31, 2024, Mr. Welhoelter will retire from Epoch Investment Partners, Inc., the Fund’s Subadviser, and will no longer serve as a portfolio manager of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI WMC Value Fund
(formerly known as MainStay WMC Value Fund)
Class A/MAPAX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI WMC Value Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$115	1.02%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Russell 1000® Value Index was primarily affected by security selection and sector allocation.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Security selection	Contributed
Communication services	Security selection	Contributed
Materials	Underweight allocation to a lagging sector	Contributed
Industrials	Security selection	Detracted
Consumer staples	Security selection	Detracted
Health care	Overweight allocation to a lagging sector	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. One of the Fund's subadvisors changed effective January 9, 2017, and the Fund's principal investment strategies changed effective February 28, 2017 and March 13, 2017. Effective April 26, 2021, the Fund replaced both of its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	6/9/1999	19.20%	10.86%	9.67%
Class A Shares - Excluding sales charges		26.13%	12.12%	10.29%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
Russell 1000® Value Index[2]		30.98%%	10.14%%	8.87%%
Morningstar Large Value Category Average[3]		29.70%%	10.72%%	9.01%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,019,200,460%
Total number of portfolio holdings	$71%
Total advisory fees paid	$6,328,012%
Portfolio turnover rate	$36%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
UnitedHealth Group, Inc.	3.7%
JPMorgan Chase & Co.	3.7%
Johnson & Johnson	2.9%
Cisco Systems, Inc.	2.5%
Pfizer, Inc.	2.1%
Raymond James Financial, Inc.	2.0%
Gilead Sciences, Inc.	1.8%
F5, Inc.	1.7%
American International Group, Inc.	1.7%
MetLife, Inc.	1.7%
* Excluding short-term investments
Portfolio Composition
Capital Markets	10.0%
Pharmaceuticals	8.6%
Oil, Gas & Consumable Fuels	8.2%
Banks	7.5%
Health Care Providers & Services	6.7%
Insurance	4.4%
Communications Equipment	4.2%
Aerospace & Defense	2.9%
Multi–Utilities	2.7%
Specialized REITs	2.7%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC Value Fund” to “NYLI WMC Value Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Adam H. Illfelder, Betsy M. George and Ravi Gill are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI WMC Value Fund
(formerly known as MainStay WMC Value Fund)
Class B/MAPBX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI WMC Value Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund since November 1, 2023.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$228	2.03%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Russell 1000® Value Index was primarily affected by security selection and sector allocation.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Security selection	Contributed
Communication services	Security selection	Contributed
Materials	Underweight allocation to a lagging sector	Contributed
Industrials	Security selection	Detracted
Consumer staples	Security selection	Detracted
Health care	Overweight allocation to a lagging sector	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. One of the Fund's subadvisors changed effective January 9, 2017, and the Fund's principal investment strategies changed effective February 28, 2017 and March 13, 2017. Effective April 26, 2021, the Fund replaced both of its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class B Shares - Including sales charges	6/9/1999	19.95%	10.83%	9.22%
Class B Shares - Excluding sales charges		24.95%	10.98%	9.22%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
Russell 1000® Value Index[2]		30.98%%	10.14%%	8.87%%
Morningstar Large Value Category Average[3]		29.70%%	10.72%%	9.01%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,019,200,460%
Total number of portfolio holdings	$71%
Total advisory fees paid	$6,328,012%
Portfolio turnover rate	$36%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
UnitedHealth Group, Inc.	3.7%
JPMorgan Chase & Co.	3.7%
Johnson & Johnson	2.9%
Cisco Systems, Inc.	2.5%
Pfizer, Inc.	2.1%
Raymond James Financial, Inc.	2.0%
Gilead Sciences, Inc.	1.8%
F5, Inc.	1.7%
American International Group, Inc.	1.7%
MetLife, Inc.	1.7%
* Excluding short-term investments
Portfolio Composition
Capital Markets	10.0%
Pharmaceuticals	8.6%
Oil, Gas & Consumable Fuels	8.2%
Banks	7.5%
Health Care Providers & Services	6.7%
Insurance	4.4%
Communications Equipment	4.2%
Aerospace & Defense	2.9%
Multi–Utilities	2.7%
Specialized REITs	2.7%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC Value Fund” to “NYLI WMC Value Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Adam H. Illfelder, Betsy M. George and Ravi Gill are portfolio managers of the Fund.
At a meeting held on December 3-4, 2024, the Board approved a proposal to accelerate the conversion of the Fund’s Class B shares into Class A shares or Investor Class shares, based on shareholder eligibility. Class B shareholders of the Fund will receive Class A shares of the Fund if they hold at least $15,000 of Class B shares of the Fund on or around February 28, 2025; otherwise, Class B shareholders of the Fund will receive Investor Class shares of the relevant Fund. The accelerated conversion of Class B shares of the Fund is expected to occur on or about February 28, 2025.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI WMC Value Fund
(formerly known as MainStay WMC Value Fund)
Class C/MMPCX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI WMC Value Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$227	2.02%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Russell 1000® Value Index was primarily affected by security selection and sector allocation.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Security selection	Contributed
Communication services	Security selection	Contributed
Materials	Underweight allocation to a lagging sector	Contributed
Industrials	Security selection	Detracted
Consumer staples	Security selection	Detracted
Health care	Overweight allocation to a lagging sector	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. One of the Fund's subadvisors changed effective January 9, 2017, and the Fund's principal investment strategies changed effective February 28, 2017 and March 13, 2017. Effective April 26, 2021, the Fund replaced both of its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	6/9/1999	23.93%	10.99%	9.22%
Class C Shares - Excluding sales charges		24.93%	10.99%	9.22%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
Russell 1000® Value Index[2]		30.98%%	10.14%%	8.87%%
Morningstar Large Value Category Average[3]		29.70%%	10.72%%	9.01%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,019,200,460%
Total number of portfolio holdings	$71%
Total advisory fees paid	$6,328,012%
Portfolio turnover rate	$36%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
UnitedHealth Group, Inc.	3.7%
JPMorgan Chase & Co.	3.7%
Johnson & Johnson	2.9%
Cisco Systems, Inc.	2.5%
Pfizer, Inc.	2.1%
Raymond James Financial, Inc.	2.0%
Gilead Sciences, Inc.	1.8%
F5, Inc.	1.7%
American International Group, Inc.	1.7%
MetLife, Inc.	1.7%
* Excluding short-term investments
Portfolio Composition
Capital Markets	10.0%
Pharmaceuticals	8.6%
Oil, Gas & Consumable Fuels	8.2%
Banks	7.5%
Health Care Providers & Services	6.7%
Insurance	4.4%
Communications Equipment	4.2%
Aerospace & Defense	2.9%
Multi–Utilities	2.7%
Specialized REITs	2.7%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC Value Fund” to “NYLI WMC Value Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Adam H. Illfelder, Betsy M. George and Ravi Gill are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI WMC Value Fund
(formerly known as MainStay WMC Value Fund)
Class I/MUBFX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI WMC Value Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$79	0.70%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Russell 1000® Value Index was primarily affected by security selection and sector allocation.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Security selection	Contributed
Communication services	Security selection	Contributed
Materials	Underweight allocation to a lagging sector	Contributed
Industrials	Security selection	Detracted
Consumer staples	Security selection	Detracted
Health care	Overweight allocation to a lagging sector	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. One of the Fund's subadvisors changed effective January 9, 2017, and the Fund's principal investment strategies changed effective February 28, 2017 and March 13, 2017. Effective April 26, 2021, the Fund replaced both of its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class I Shares	1/21/1971	26.60%	12.47%	10.60%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
Russell 1000® Value Index[2]		30.98%%	10.14%%	8.87%%
Morningstar Large Value Category Average[3]		29.70%%	10.72%%	9.01%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,019,200,460%
Total number of portfolio holdings	$71%
Total advisory fees paid	$6,328,012%
Portfolio turnover rate	$36%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
UnitedHealth Group, Inc.	3.7%
JPMorgan Chase & Co.	3.7%
Johnson & Johnson	2.9%
Cisco Systems, Inc.	2.5%
Pfizer, Inc.	2.1%
Raymond James Financial, Inc.	2.0%
Gilead Sciences, Inc.	1.8%
F5, Inc.	1.7%
American International Group, Inc.	1.7%
MetLife, Inc.	1.7%
* Excluding short-term investments
Portfolio Composition
Capital Markets	10.0%
Pharmaceuticals	8.6%
Oil, Gas & Consumable Fuels	8.2%
Banks	7.5%
Health Care Providers & Services	6.7%
Insurance	4.4%
Communications Equipment	4.2%
Aerospace & Defense	2.9%
Multi–Utilities	2.7%
Specialized REITs	2.7%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC Value Fund” to “NYLI WMC Value Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Adam H. Illfelder, Betsy M. George and Ravi Gill are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI WMC Value Fund
(formerly known as MainStay WMC Value Fund)
Class R6/MMPDX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI WMC Value Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$79	0.70%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Russell 1000® Value Index was primarily affected by security selection and sector allocation.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Security selection	Contributed
Communication services	Security selection	Contributed
Materials	Underweight allocation to a lagging sector	Contributed
Industrials	Security selection	Detracted
Consumer staples	Security selection	Detracted
Health care	Overweight allocation to a lagging sector	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. One of the Fund's subadvisors changed effective January 9, 2017, and the Fund's principal investment strategies changed effective February 28, 2017 and March 13, 2017. Effective April 26, 2021, the Fund replaced both of its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Since Inception
Class R6 Shares	4/26/2021	26.57%	7.60%
Russell 3000® Index[1]		37.86%%	9.24%%
Russell 1000® Value Index[2]		30.98%%	7.55%%
Morningstar Large Value Category Average[3]		29.70%%	8.22%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,019,200,460%
Total number of portfolio holdings	$71%
Total advisory fees paid	$6,328,012%
Portfolio turnover rate	$36%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
UnitedHealth Group, Inc.	3.7%
JPMorgan Chase & Co.	3.7%
Johnson & Johnson	2.9%
Cisco Systems, Inc.	2.5%
Pfizer, Inc.	2.1%
Raymond James Financial, Inc.	2.0%
Gilead Sciences, Inc.	1.8%
F5, Inc.	1.7%
American International Group, Inc.	1.7%
MetLife, Inc.	1.7%
* Excluding short-term investments
Portfolio Composition
Capital Markets	10.0%
Pharmaceuticals	8.6%
Oil, Gas & Consumable Fuels	8.2%
Banks	7.5%
Health Care Providers & Services	6.7%
Insurance	4.4%
Communications Equipment	4.2%
Aerospace & Defense	2.9%
Multi–Utilities	2.7%
Specialized REITs	2.7%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC Value Fund” to “NYLI WMC Value Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Adam H. Illfelder, Betsy M. George and Ravi Gill are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI WMC Value Fund
(formerly known as MainStay WMC Value Fund)
Investor Class/MSMIX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI WMC Value Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$144	1.27%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Russell 1000® Value Index was primarily affected by security selection and sector allocation.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Security selection	Contributed
Communication services	Security selection	Contributed
Materials	Underweight allocation to a lagging sector	Contributed
Industrials	Security selection	Detracted
Consumer staples	Security selection	Detracted
Health care	Overweight allocation to a lagging sector	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. One of the Fund's subadvisors changed effective January 9, 2017, and the Fund's principal investment strategies changed effective February 28, 2017 and March 13, 2017. Effective April 26, 2021, the Fund replaced both of its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	19.53%	10.56%	9.42%
Investor Class Shares - Excluding sales charges		25.82%	11.82%	10.04%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
Russell 1000® Value Index[2]		30.98%%	10.14%%	8.87%%
Morningstar Large Value Category Average[3]		29.70%%	10.72%%	9.01%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,019,200,460%
Total number of portfolio holdings	$71%
Total advisory fees paid	$6,328,012%
Portfolio turnover rate	$36%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
UnitedHealth Group, Inc.	3.7%
JPMorgan Chase & Co.	3.7%
Johnson & Johnson	2.9%
Cisco Systems, Inc.	2.5%
Pfizer, Inc.	2.1%
Raymond James Financial, Inc.	2.0%
Gilead Sciences, Inc.	1.8%
F5, Inc.	1.7%
American International Group, Inc.	1.7%
MetLife, Inc.	1.7%
* Excluding short-term investments
Portfolio Composition
Capital Markets	10.0%
Pharmaceuticals	8.6%
Oil, Gas & Consumable Fuels	8.2%
Banks	7.5%
Health Care Providers & Services	6.7%
Insurance	4.4%
Communications Equipment	4.2%
Aerospace & Defense	2.9%
Multi–Utilities	2.7%
Specialized REITs	2.7%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC Value Fund” to “NYLI WMC Value Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Adam H. Illfelder, Betsy M. George and Ravi Gill are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

FORM N-CSR

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer (“PEO”) and principal financial officer (“PFO”). During the period covered by this report, no amendments were made to the provisions of the Code. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report. A copy of the Code is filed herewith.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that the Registrant has three “audit committee financial experts” serving on its Audit Committee. The Audit Committee financial experts are Alan R. Latshaw, Karen Hammond and Susan B. Kerley. Mr. Latshaw, Ms. Hammond, and Ms. Kerley are “independent” (as defined by Item 3 of Form N-CSR).

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees billed for the fiscal year ended October 31, 2024 for professional services rendered by KPMG LLP (“KPMG”) for the audit of the Registrant’s annual financial statements or services that are normally provided by KPMG in connection with statutory and regulatory filings or engagements for that fiscal year were $863,530.

The aggregate fees billed for the fiscal year ended October 31, 2023 for professional services rendered by KPMG for the audit of the Registrant’s annual financial statements or services that are normally provided by KPMG in connection with statutory and regulatory filings or engagements for that fiscal year were $815,850.

(b) Audit-Related Fees

The aggregate fees billed for assurance and related services by KPMG that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were: (i) $0 for the fiscal year ended October 31, 2024; and (ii) $0 for the fiscal year ended October 31, 2023.

(c) Tax Fees

The aggregate fees billed for professional services rendered by KPMG for tax compliance, tax advice, and tax planning were: (i) $0 during the fiscal year ended October 31, 2024; and (ii) $0 during the fiscal year ended October 31, 2023. These services primarily included preparation of federal, state and local income tax returns and excise tax returns, as well as services relating to excise tax distribution requirements.

(d) All Other Fees

The aggregate fees billed for products and services provided by KPMG, other than the services reported in paragraphs (a) through (c) of this Item were: (i) $0 during the fiscal year ended October 31, 2024; and (ii) $0 during the fiscal year ended October 31, 2023.

(e) Pre-Approval Policies and Procedures

 (1) The Registrant’s Audit Committee has adopted pre-approval policies and procedures (the “Procedures”) to govern the Committee’s pre-approval of (i) all audit services and permissible non-audit services to be provided to the Registrant by its independent accountant, and (ii) all permissible non-audit services to be provided by such independent accountant to the Registrant’s investment adviser and to any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant (collectively, the “Service Affiliates”) if the services directly relate to the Registrant’s operations and financial reporting. In accordance with the Procedures, the Audit Committee is responsible for the engagement of the independent accountant to certify the Registrant’s financial statements for each fiscal year. With respect to the pre-approval of non-audit services provided to the Registrant and its Service Affiliates, the Procedures provide that the Audit Committee may annually pre-approve a list of the types of services that may be provided to the Registrant or its Service Affiliates, or the Audit Committee may pre-approve such services on a project-by-project basis as they arise. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent accountant. The Procedures also permit the Audit

Committee to delegate authority to one or more of its members to pre-approve any proposed non-audit services that have not been previously pre-approved by the Audit Committee, subject to the ratification by the full Audit Committee no later than its next scheduled meeting. To date, the Audit Committee has not delegated such authority.

 (2) With respect to the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) There were no hours expended on KPMG’s engagement to audit the Registrant’s financial statements for the most recent fiscal year was attributable to work performed by persons other than KPMG’s full-time, permanent employees.

(g) All non-audit fees billed by KPMG for services rendered to the Registrant for the fiscal years ended October 31, 2024 and October 31, 2023 are disclosed in 4(b)-(d) above.

The aggregate non-audit fees billed by KPMG for services rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were approximately: (i) $0 for the fiscal year ended October 31, 2024; and (ii) $252,428 for the fiscal year ended October 31, 2023.

(h) The Registrant’s Audit Committee has determined that the non-audit services rendered by KPMG for the fiscal year ended October 31, 2024 to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant that were not required to be pre-approved by the Audit because they did not relate directly to the operations and financial reporting of the registrant were compatible with maintaining the respective independence of Auditor during the relevant time period.

(i)  Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments.

The Schedule of Investments to be included.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

NYLI Candriam Emerging Markets Debt Fund
(formerly known as MainStay Candriam Emerging Markets Debt Fund)

Annual Report - Financial Statements and Other Information
October 31, 2024

Portfolio of Investments October 31, 2024†^
	Principal Amount	Value
Long-Term Bonds 93.8%
Corporate Bonds 8.0%
Chile 0.6%
Antofagasta plc
Series Reg S
6.25%, due 5/2/34	$ 334,000	$ 347,154
China 1.1%
Alibaba Group Holding Ltd.
4.20%, due 12/6/47	800,000	676,247
Czech Republic 0.5%
Energo-Pro A/S
Series Reg S
11.00%, due 11/2/28	300,000	321,893
Georgia 0.3%
Georgian Railway JSC
Series Reg S
4.00%, due 6/17/28	200,000	175,861
Kazakhstan 1.2%
KazMunayGas National Co. JSC
Series Reg S
6.375%, due 10/24/48	800,000	756,203
Peru 0.0% ‡
Lima Metro Line 2 Finance Ltd.
Series Reg S
4.35%, due 4/5/36	2	1
Romania 1.7%
Banca Transilvania SA
Series Reg S
7.25%, due 12/7/28 (a)	EUR 889,000	1,035,087
Turkey 2.3%
Sisecam UK plc
Series Reg S
8.25%, due 5/2/29	$ 562,000	575,589
TAV Havalimanlari Holding A/S
Series Reg S
8.50%, due 12/7/28	500,000	517,500
	Principal Amount	Value

Turkey (continued)
WE Soda Investments Holding plc
Series Reg S
9.50%, due 10/6/28	$ 350,000	$ 360,570
		1,453,659
Venezuela 0.3%
Petroleos de Venezuela SA
5.375%, due 4/12/27 (b)	2,000,000	193,760
Total Corporate Bonds (Cost $5,455,701)		4,959,865
Foreign Government Bonds 85.8%
Albania 0.9%
Albania Government Bond
Series Reg S
5.90%, due 6/9/28	EUR 500,000	570,461
Angola 3.0%
Angola Government Bond
Series Reg S
8.75%, due 4/14/32	$ 1,100,000	995,500
Series Reg S
9.125%, due 11/26/49	450,000	375,581
Series Reg S
9.375%, due 5/8/48	600,000	511,416
		1,882,497
Argentina 2.3%
Argentina Government Bond
0.75%, due 7/9/30 (c)	864,000	581,327
1.00%, due 7/9/29	500,000	358,834
3.50%, due 7/9/41 (c)	1,000,000	512,390
		1,452,551
Azerbaijan 1.0%
Azerbaijan Government Bond
Series Reg S
3.50%, due 9/1/32	700,000	607,922
Bahrain 2.1%
Bahrain Government Bond
Series Reg S
6.25%, due 1/25/51	600,000	511,968
Series Reg S
7.50%, due 2/12/36	400,000	419,688

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Foreign Government Bonds (continued)
Bahrain (continued)
Bahrain Government Bond (continued)
Series Reg S
7.50%, due 9/20/47	$ 400,000	$ 397,600
		1,329,256
Benin 1.1%
Benin Government Bond
Series Reg S
4.875%, due 1/19/32	EUR 500,000	485,235
Series Reg S
7.96%, due 2/13/38	$ 208,000	204,682
		689,917
Brazil 3.8%
Brazil Government Bond
4.75%, due 1/14/50	300,000	219,813
6.125%, due 1/22/32 (d)	455,000	458,359
6.125%, due 3/15/34	714,000	705,548
6.25%, due 3/18/31	587,000	597,381
7.125%, due 5/13/54	362,000	361,162
		2,342,263
Bulgaria 0.9%
Bulgaria Government Bond
Series Reg S
5.00%, due 3/5/37	600,000	575,082
Chile 2.0%
Chile Government Bond
3.25%, due 9/21/71	800,000	497,397
Corp. Nacional del Cobre de Chile
Series Reg S
5.95%, due 1/8/34	500,000	507,580
Series Reg S
6.30%, due 9/8/53	250,000	250,919
		1,255,896
Colombia 5.8%
Colombia Government Bond
5.00%, due 6/15/45	300,000	204,972
5.20%, due 5/15/49	300,000	204,316
6.125%, due 1/18/41	400,000	327,233
7.50%, due 2/2/34	500,000	494,590
8.00%, due 4/20/33	700,000	719,203
8.00%, due 11/14/35	201,000	203,274
8.75%, due 11/14/53	203,000	206,161
	Principal Amount	Value

Colombia (continued)
Ecopetrol SA
4.625%, due 11/2/31	$ 300,000	$ 247,365
8.375%, due 1/19/36	700,000	684,147
8.875%, due 1/13/33	300,000	308,217
		3,599,478
Costa Rica 0.4%
Costa Rica Government Bond
Series Reg S
7.30%, due 11/13/54	248,000	261,764
Cote D'Ivoire 3.5%
Ivory Coast Government Bond
Series Reg S
4.875%, due 1/30/32	EUR 700,000	666,058
Series Reg S
6.625%, due 3/22/48	800,000	702,598
Series Reg S
7.625%, due 1/30/33	$ 412,000	410,366
Series Reg S
8.25%, due 1/30/37	368,000	366,164
		2,145,186
Dominican Republic 3.4%
Dominican Republic Government Bond
Series Reg S
4.875%, due 9/23/32	300,000	274,098
Series Reg S
5.50%, due 2/22/29	300,000	294,225
Series Reg S
5.875%, due 1/30/60	1,000,000	884,055
Series Reg S
6.60%, due 6/1/36	353,000	358,474
Series Reg S
7.05%, due 2/3/31	294,000	306,856
		2,117,708
Ecuador 1.3%
Ecuador Government Bond (c)
Series Reg S
5.00%, due 7/31/40	1,200,000	606,578
Series Reg S
6.90%, due 7/31/30	300,000	206,749
		813,327
Egypt 4.6%
Egypt Government Bond
Series Reg S
7.625%, due 5/29/32	500,000	438,378

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI Candriam Emerging Markets Debt Fund

	Principal Amount	Value
Foreign Government Bonds (continued)
Egypt (continued)
Egypt Government Bond (continued)
Series Reg S
8.50%, due 1/31/47	$ 200,000	$ 158,490
Series Reg S
8.70%, due 3/1/49	500,000	400,625
Series Reg S
8.875%, due 5/29/50	2,300,000	1,871,574
		2,869,067
El Salvador 0.8%
El Salvador Government Bond
Series Reg S
7.65%, due 6/15/35	191,000	166,169
Series Reg S
9.50%, due 7/15/52	350,000	332,205
		498,374
Ghana 0.9%
Ghana Government Bond
Series Reg S
(zero coupon), due 7/3/26	35,200	32,649
Series Reg S
(zero coupon), due 1/3/30	67,889	51,379
Series Reg S
5.00%, due 7/3/29 (c)	266,200	228,266
Series Reg S
5.00%, due 7/3/35 (c)	382,800	266,142
		578,436
Guatemala 1.0%
Guatemala Government Bond
Series Reg S
4.875%, due 2/13/28	300,000	291,000
Series Reg S
6.55%, due 2/6/37	300,000	302,220
		593,220
Hungary 3.2%
Hungary Government Bond
Series Reg S
5.25%, due 6/16/29	700,000	693,362
Series Reg S
5.50%, due 6/16/34	300,000	293,190
Series Reg S
5.50%, due 3/26/36	300,000	289,082
7.625%, due 3/29/41	300,000	342,720
	Principal Amount	Value

Hungary (continued)
Magyar Export-Import Bank Zrt.
Series Reg S
6.00%, due 5/16/29	EUR 302,000	$ 352,317
		1,970,671
Indonesia 0.8%
Perusahaan Penerbit SBSN Indonesia III
Series Reg S
5.50%, due 7/2/54	$ 500,000	509,375
Kenya 0.7%
Kenya Government Bond
Series Reg S
9.75%, due 2/16/31	430,000	431,591
Mexico 4.2%
Mexico Government Bond
3.50%, due 2/12/34	500,000	406,093
3.75%, due 4/19/71	1,300,000	753,219
4.75%, due 3/8/44	400,000	317,327
5.00%, due 4/27/51	500,000	393,526
5.75%, due 10/12/2110	500,000	399,531
6.00%, due 5/7/36	350,000	339,558
		2,609,254
Mongolia 0.4%
Mongolia Government Bond
Series Reg S
4.45%, due 7/7/31	250,000	221,541
Montenegro 0.8%
Montenegro Government Bond
Series Reg S
2.875%, due 12/16/27	EUR 500,000	514,424
Morocco 1.0%
Morocco Government Bond
Series Reg S
4.00%, due 12/15/50	$ 900,000	622,800
Nigeria 3.5%
Nigeria Government Bond
Series Reg S
7.143%, due 2/23/30	500,000	450,887
Series Reg S
7.625%, due 11/21/25	400,000	398,475
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Foreign Government Bonds (continued)
Nigeria (continued)
Nigeria Government Bond (continued)
Series Reg S
7.875%, due 2/16/32	$ 500,000	$ 448,688
Series Reg S
8.25%, due 9/28/51	1,100,000	874,896
		2,172,946
Oman 3.1%
Oman Government Bond
Series Reg S
6.00%, due 8/1/29	600,000	614,298
Series Reg S
6.75%, due 1/17/48	1,250,000	1,293,194
		1,907,492
Pakistan 1.0%
Pakistan Government Bond
Series Reg S
8.875%, due 4/8/51 (d)	750,000	597,000
Panama 2.5%
Panama Government Bond
3.87%, due 7/23/60	500,000	281,023
4.50%, due 4/1/56	400,000	256,006
6.40%, due 2/14/35	400,000	382,465
6.875%, due 1/31/36	417,000	410,358
9.375%, due 4/1/29	200,000	225,548
		1,555,400
Papua New Guinea 0.7%
Papua New Guinea Government Bond
Series Reg S
8.375%, due 10/4/28	434,000	427,231
Peru 0.9%
Peru Government Bond
3.23%, due 7/28/2121	600,000	333,212
3.60%, due 1/15/72	400,000	255,452
		588,664
Poland 1.8%
Bank Gospodarstwa Krajowego
Series Reg S
4.375%, due 3/13/39	EUR 600,000	662,043
Poland Government Bond
5.50%, due 3/18/54	$ 492,000	475,130
		1,137,173
	Principal Amount	Value

Republic of North Macedonia 0.8%
North Macedonia Government Bond
Series Reg S
6.96%, due 3/13/27	EUR 450,000	$ 508,766
Republic Of Serbia 0.7%
Serbia Government Bond
Series Reg S
2.125%, due 12/1/30	$ 500,000	412,967
Republic of the Congo 0.4%
Congo Government Bond
Series Reg S
6.00%, due 6/30/29 (c)	270,750	230,368
Romania 4.4%
Romanian Government Bond
Series Reg S
5.625%, due 2/22/36	1,000,000	1,069,161
Series Reg S
6.625%, due 9/27/29	EUR 1,400,000	1,661,551
		2,730,712
Saudi Arabia 2.0%
Saudi Government Bond
Series Reg S
2.25%, due 2/2/33	$ 1,000,000	811,694
Series Reg S
4.50%, due 10/26/46	500,000	420,588
		1,232,282
Senegal 1.3%
Senegal Government Bond
Series Reg S
5.375%, due 6/8/37	EUR 1,000,000	780,461
South Africa 2.3%
South Africa Government Bond
4.30%, due 10/12/28	$ 300,000	283,545
5.75%, due 9/30/49	500,000	391,050
5.875%, due 4/20/32	300,000	287,784
7.30%, due 4/20/52	500,000	471,800
		1,434,179
Sri Lanka 1.1%
Sri Lanka Government Bond (b)
Series Reg S
6.20%, due 5/11/27	300,000	183,750

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI Candriam Emerging Markets Debt Fund

	Principal Amount	Value
Foreign Government Bonds (continued)
Sri Lanka (continued)
Sri Lanka Government Bond (b) (continued)
Series Reg S
6.825%, due 7/18/26	$ 250,000	$ 153,750
Series Reg S
7.55%, due 3/28/30	550,000	340,226
		677,726
Supranational 1.6%
Africa Finance Corp.
Series Reg S
5.55%, due 10/8/29	1,000,000	996,370
Tunisia 0.9%
Tunisia Government Bond
Series Reg S
5.75%, due 1/30/25	600,000	586,474
Turkey 4.4%
Turkey Government Bond
4.875%, due 4/16/43	1,100,000	792,000
5.25%, due 3/13/30	900,000	849,375
5.75%, due 5/11/47	1,450,000	1,122,663
		2,764,038
Ukraine 1.1%
Ukraine Government Bond (c)
Series Reg S
(zero coupon), due 2/1/30	50,756	24,483
Series Reg S
(zero coupon), due 2/1/34	189,671	71,127
Series Reg S
(zero coupon), due 2/1/35	160,286	78,139
Series Reg S
(zero coupon), due 2/1/36	133,571	64,448
Series Reg S
1.75%, due 2/1/34	207,673	99,164
Series Reg S
1.75%, due 2/1/35	347,982	161,742
Series Reg S
1.75%, due 2/1/36	373,536	170,846
		669,949
United Arab Emirates 0.9%
Sharjah Government Bond
Series Reg S
4.00%, due 7/28/50	800,000	542,026
	Principal Amount	Value

Venezuela 0.5%
Petroleos de Venezuela SA (b)
Series Reg S
6.00%, due 5/16/24	$ 2,000,000	$ 188,000
Series Reg S
6.00%, due 11/15/26	1,000,000	95,000
		283,000
Total Foreign Government Bonds (Cost $53,726,618)		53,297,285
Total Long-Term Bonds (Cost $59,182,319)		58,257,150

	Shares

Short-Term Investment 1.5%
Unaffiliated Investment Company 1.5%
United States 1.5%
Invesco Government & Agency Portfolio, 4.855% (e)(f)	897,310	897,310
Total Short-Term Investment (Cost $897,310)		897,310
Total Investments (Cost $60,079,629)	95.3%	59,154,460
Other Assets, Less Liabilities	4.7	2,929,869
Net Assets	100.0%	$ 62,084,329

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Fixed to floating rate—Rate shown was the rate in effect as of October 31, 2024.
(b)	Issue in default.
(c)	Step coupon—Rate shown was the rate in effect as of October 31, 2024.
(d)	All or a portion of this security was held on loan. As of October 31, 2024, the aggregate market value of securities on loan was $776,793. The Fund received cash collateral with a value of $897,310. (See Note 2(J))
(e)	Current yield as of October 31, 2024.
(f)	Represents a security purchased with cash collateral received for securities on loan.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments October 31, 2024†^ (continued)
Foreign Currency Forward Contracts
As of October 31, 2024, the Fund held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)[2]
USD	8,854,410	EUR	7,930,000	JPMorgan Chase Bank N.A.	12/18/24	$ 211,863
Total Unrealized Appreciation						$ 211,863

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Fund would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
2.	As of October 31, 2024, cash in the amount of $710,000 was on deposit with a broker or forward commission merchant for forward transactions.
Futures Contracts
As of October 31, 2024, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 2 Year Notes	75	December 2024	$ 15,513,586	$ 15,445,898	$ (67,688)
Short Contracts
Euro-Bund	(45)	December 2024	(6,530,037)	(6,451,445)	78,592
Net Unrealized Appreciation					$ 10,904

1.	As of October 31, 2024, cash in the amount of $234,750 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of October 31, 2024.

Abbreviation(s):
EUR—Euro
USD—United States Dollar
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI Candriam Emerging Markets Debt Fund

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$ —	$ 4,959,865	$ —	$ 4,959,865
Foreign Government Bonds	—	53,297,285	—	53,297,285
Total Long-Term Bonds	—	58,257,150	—	58,257,150
Short-Term Investment
Unaffiliated Investment Company	897,310	—	—	897,310
Total Investments in Securities	897,310	58,257,150	—	59,154,460
Other Financial Instruments (b)
Foreign Currency Forward Contracts	—	211,863	—	211,863
Futures Contracts	78,592	—	—	78,592
Total Other Financial Instruments	78,592	211,863	—	290,455
Total Investments in Securities and Other Financial Instruments	$ 975,902	$ 58,469,013	$ —	$ 59,444,915
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (67,688)	$ —	$ —	$ (67,688)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Statement of Assets and Liabilities as of October 31, 2024
Assets
Investment in securities, at value (identified cost $60,079,629) including securities on loan of $776,793	$59,154,460
Cash	2,995,619
Cash denominated in foreign currencies (identified cost $69,298)	59,839
Cash collateral on deposit at broker for futures contracts	234,750
Cash collateral on deposit at broker for forward contracts	710,000
Due from custodian	351,385
Receivables:
Investment securities sold	5,129,866
Variation margin on futures contracts	1,609,410
Interest	1,100,997
Fund shares sold	19,123
Securities lending	2,665
Unrealized appreciation on foreign currency forward contracts	211,863
Other assets	38,042
Total assets	71,618,019
Liabilities
Cash collateral received for securities on loan	897,310
Payables:
Investment securities purchased	5,627,710
Fund shares redeemed	2,895,767
Transfer agent (See Note 3)	25,399
Manager (See Note 3)	21,959
Professional fees	20,991
Custodian	15,675
NYLIFE Distributors (See Note 3)	11,771
Shareholder communication	3,524
Trustees	8
Accrued expenses	561
Distributions payable	13,015
Total liabilities	9,533,690
Net assets	$62,084,329
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.01 per share) unlimited number of shares authorized	$78,188
Additional paid-in-capital	104,422,721
104,500,909
Total distributable earnings (loss)	(42,416,580)
Net assets	$62,084,329
Class A
Net assets applicable to outstanding shares	$43,321,331
Shares of beneficial interest outstanding	5,465,671
Net asset value per share outstanding	$7.93
Maximum sales charge (4.50% of offering price)	0.37
Maximum offering price per share outstanding	$8.30
Investor Class
Net assets applicable to outstanding shares	$8,869,261
Shares of beneficial interest outstanding	1,105,001
Net asset value per share outstanding	$8.03
Maximum sales charge (4.00% of offering price)	0.33
Maximum offering price per share outstanding	$8.36
Class C
Net assets applicable to outstanding shares	$618,760
Shares of beneficial interest outstanding	80,020
Net asset value and offering price per share outstanding	$7.73
Class I
Net assets applicable to outstanding shares	$9,274,977
Shares of beneficial interest outstanding	1,168,084
Net asset value and offering price per share outstanding	$7.94

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI Candriam Emerging Markets Debt Fund

Statement of Operations for the year ended October 31, 2024
Investment Income (Loss)
Income
Interest	$4,355,941
Securities lending, net	13,440
Total income	4,369,381
Expenses
Manager (See Note 3)	439,799
Distribution/Service—Class A (See Note 3)	111,402
Distribution/Service—Investor Class (See Note 3)	22,497
Distribution/Service—Class B (See Note 3)(a)	676
Distribution/Service—Class C (See Note 3)	7,981
Transfer agent (See Note 3)	140,925
Registration	70,139
Professional fees	51,404
Custodian	46,283
Shareholder communication	9,908
Trustees	1,485
Miscellaneous	7,796
Total expenses before waiver/reimbursement	910,295
Expense waiver/reimbursement from Manager (See Note 3)	(162,463)
Net expenses	747,832
Net investment income (loss)	3,621,549
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	(4,051,385)
Futures transactions	114,086
Foreign currency transactions	49,312
Foreign currency forward transactions	(396,016)
Net realized gain (loss)	(4,284,003)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	10,979,913
Futures contracts	567,157
Foreign currency forward contracts	241,169
Translation of other assets and liabilities in foreign currencies	1,608
Net change in unrealized appreciation (depreciation)	11,789,847
Net realized and unrealized gain (loss)	7,505,844
Net increase (decrease) in net assets resulting from operations	$11,127,393

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 20, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Statements of Changes in Net Assets
for the years ended October 31, 2024 and October 31, 2023
	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$3,621,549	$3,403,374
Net realized gain (loss)	(4,284,003)	(7,378,622)
Net change in unrealized appreciation (depreciation)	11,789,847	10,298,583
Net increase (decrease) in net assets resulting from operations	11,127,393	6,323,335
Distributions to shareholders:
Class A	(3,666,738)	(2,607,140)
Investor Class	(686,211)	(434,942)
Class B(a)	(8,081)	(16,986)
Class C	(60,384)	(52,711)
Class I	(741,340)	(205,389)
Total distributions to shareholders	(5,162,754)	(3,317,168)
Capital share transactions:
Net proceeds from sales of shares	18,529,349	17,806,161
Net asset value of shares issued to shareholders in reinvestment of distributions	4,948,973	3,170,418
Cost of shares redeemed	(23,464,395)	(30,021,359)
Increase (decrease) in net assets derived from capital share transactions	13,927	(9,044,780)
Net increase (decrease) in net assets	5,978,566	(6,038,613)
Net Assets
Beginning of year	56,105,763	62,144,376
End of year	$62,084,329	$56,105,763

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 20, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI Candriam Emerging Markets Debt Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class A	2024	2023	2022	2021	2020
Net asset value at beginning of year	$7.19	$6.88	$9.73	$9.81	$10.46
Net investment income (loss) (a)	0.45	0.41	0.38	0.36	0.47
Net realized and unrealized gain (loss)	0.93	0.29	(2.73)	0.04	(0.67)
Total from investment operations	1.38	0.70	(2.35)	0.40	(0.20)
Less distributions:
From net investment income	(0.64)	(0.39)	(0.46)	(0.48)	(0.45)
Return of capital	—	—	(0.04)	—	—
Total distributions	(0.64)	(0.39)	(0.50)	(0.48)	(0.45)
Net asset value at end of year	$7.93	$7.19	$6.88	$9.73	$9.81
Total investment return (b)	19.68%	10.21%	(24.93)%	4.00%	(1.80)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.80%	5.57%	4.53%	3.58%	4.70%
Net expenses (c)	1.15%	1.15%	1.15%	1.16%	1.17%
Expenses (before waiver/reimbursement) (c)	1.40%	1.46%	1.36%	1.31%	1.33%
Portfolio turnover rate	89%	133%	116%	112%	102%
Net assets at end of year (in 000’s)	$43,321	$43,665	$48,053	$81,092	$82,874

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
Investor Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$7.28	$6.96	$9.84	$9.91	$10.57
Net investment income (loss) (a)	0.42	0.38	0.35	0.33	0.44
Net realized and unrealized gain (loss)	0.94	0.30	(2.77)	0.04	(0.68)
Total from investment operations	1.36	0.68	(2.42)	0.37	(0.24)
Less distributions:
From net investment income	(0.61)	(0.36)	(0.43)	(0.44)	(0.42)
Return of capital	—	—	(0.03)	—	—
Total distributions	(0.61)	(0.36)	(0.46)	(0.44)	(0.42)
Net asset value at end of year	$8.03	$7.28	$6.96	$9.84	$9.91
Total investment return (b)	19.06%	9.73%	(25.27)%	3.70%	(2.20)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.36%	5.09%	4.14%	3.21%	4.38%
Net expenses (c)	1.60%	1.64%	1.56%	1.53%	1.49%
Expenses (before waiver/reimbursement) (c)	1.87%	1.95%	1.78%	1.70%	1.66%
Portfolio turnover rate	89%	133%	116%	112%	102%
Net assets at end of year (in 000's)	$8,869	$8,436	$8,670	$12,806	$13,801

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class C	2024	2023	2022	2021	2020
Net asset value at beginning of year	$7.03	$6.74	$9.54	$9.63	$10.27
Net investment income (loss) (a)	0.35	0.31	0.27	0.25	0.36
Net realized and unrealized gain (loss)	0.90	0.28	(2.67)	0.03	(0.66)
Total from investment operations	1.25	0.59	(2.40)	0.28	(0.30)
Less distributions:
From net investment income	(0.55)	(0.30)	(0.37)	(0.37)	(0.34)
Return of capital	—	—	(0.03)	—	—
Total distributions	(0.55)	(0.30)	(0.40)	(0.37)	(0.34)
Net asset value at end of year	$7.73	$7.03	$6.74	$9.54	$9.63
Total investment return (b)	18.13%	8.96%	(25.90)%	2.87%	(2.81)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.60%	4.34%	3.31%	2.52%	3.68%
Net expenses (c)	2.35%	2.39%	2.31%	2.28%	2.24%
Expenses (before waiver/reimbursement) (c)	2.62%	2.70%	2.52%	2.45%	2.40%
Portfolio turnover rate	89%	133%	116%	112%	102%
Net assets at end of year (in 000’s)	$619	$878	$1,358	$3,511	$6,365

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
Class I	2024	2023	2022	2021	2020
Net asset value at beginning of year	$7.20	$6.89	$9.75	$9.82	$10.48
Net investment income (loss) (a)	0.48	0.43	0.40	0.39	0.51
Net realized and unrealized gain (loss)	0.92	0.29	(2.74)	0.05	(0.69)
Total from investment operations	1.40	0.72	(2.34)	0.44	(0.18)
Less distributions:
From net investment income	(0.66)	(0.41)	(0.48)	(0.51)	(0.48)
Return of capital	—	—	(0.04)	—	—
Total distributions	(0.66)	(0.41)	(0.52)	(0.51)	(0.48)
Net asset value at end of year	$7.94	$7.20	$6.89	$9.75	$9.82
Total investment return (b)	20.00%	10.52%	(24.75)%	4.42%	(1.59)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	6.11%	5.88%	4.89%	3.86%	5.09%
Net expenses (c)	0.85%	0.85%	0.85%	0.85%	0.85%
Expenses (before waiver/reimbursement) (c)	1.15%	1.21%	1.12%	1.06%	1.07%
Portfolio turnover rate	89%	133%	116%	112%	102%
Net assets at end of year (in 000’s)	$9,275	$2,892	$3,637	$5,729	$6,687

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI Candriam Emerging Markets Debt Fund

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds (the “Trust”) (formerly known as MainStay Funds) was organized on January 9, 1986, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of eleven funds (collectively referred to as the "Funds"). These financial statements and notes relate to the NYLI Candriam Emerging Markets Debt Fund (formerly known as MainStay Candriam Emerging Markets Debt Fund) (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	June 1, 1998
Investor Class	February 28, 2008
Class C	September 1, 1998
Class I	August 31, 2007
Effective at the close of business on February 20, 2024, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule.
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a CDSC of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek total return.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that

15

Notes to Financial Statements (continued)
quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2024, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value.
Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated

16	NYLI Candriam Emerging Markets Debt Fund

inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least monthly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is accrued as earned using the effective interest rate method. Discounts and premiums on securities purchased for the Fund are accreted and amortized, respectively, on the effective interest rate method. Income from payment-in-kind securities, to the extent the Fund held any such securities during the year ended October 31, 2024, is accreted daily based on the effective interest method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
17

Notes to Financial Statements (continued)
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(H) Foreign Currency Forward Contracts. The Fund may enter into foreign currency forward contracts, which are agreements to buy or sell foreign currencies on a specified future date at a specified rate. The Fund is subject to foreign currency exchange rate risk in the normal course of investing in these transactions. During the period the forward contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. Cash movement occurs on the settlement date. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Fund may purchase and sell foreign currency forward contracts for purposes of seeking to enhance portfolio returns and manage portfolio risk more efficiently. Foreign currency forward contracts may also be used to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates. Foreign currency forward contracts to purchase or sell a foreign currency may also be used in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected.
The use of foreign currency forward contracts involves, to varying degrees, elements of risk in excess of the amount recognized in the Statement of Assets and Liabilities, including counterparty risk, market risk, leverage risk, operational risk, legal risk and liquidity risk. Counterparty risk is heightened for these instruments because foreign currency forward contracts are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations under such contracts. Thus, the Fund faces the risk that its counterparties under such contracts may not perform their obligations. Market risk is the risk that the value of a foreign currency forward contract will depreciate due to unfavorable changes in exchange rates. Liquidity risk arises because the secondary market for foreign currency forward contracts may have less liquidity relative to markets for other securities and financial instruments. Liquidity risk also can arise when forward currency contracts create margin or settlement payment obligations for the Fund. Leverage risk is the risk that a foreign currency forward contract can magnify the Fund's gains and losses. Operational risk refers to risk related to potential operational issues (including documentation issues, settlement issues, systems failures, inadequate controls and human error), and legal risk refers to insufficient documentation, insufficient capacity or authority of the counterparty, or legality or enforceability of a foreign currency forward contract. Risks also arise from the possible movements in the foreign exchange rates underlying these instruments. While the Fund may enter into forward contracts to reduce currency exchange risks, changes in currency exchange rates may result in poorer overall performance for the Fund than if it had not engaged in such transactions. Exchange rate movements can be large, depending on the currency, and can last for extended periods of time, affecting the value of the Fund's assets. Moreover, there may be an imperfect correlation between the Fund's holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may

18	NYLI Candriam Emerging Markets Debt Fund

prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss. The unrealized appreciation (depreciation) on forward contracts also reflects the Fund's exposure at the valuation date to credit loss in the event of a counterparty’s failure to perform its obligations.
(I) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(J) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agency agreement between the Fund and JPMorgan, and indemnify the Fund against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The
Fund will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(K) High Yield and General Debt Securities Risk.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates. The Fund’s principal investments include high yield debt securities (commonly referred to as “junk bonds”), which are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities pay investors a premium—a higher interest rate or yield than investment grade debt securities—because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions or interest rate changes, these securities may experience higher than normal default rates.
(L) Foreign Securities Risk and Emerging Markets Risk.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates. The Fund may invest in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, loss resulting from problems in share registration and custody, substantial
19

Notes to Financial Statements (continued)
economic and political disruptions and the nationalization of foreign deposits or assets.
(M) Counterparty Credit Risk.  In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains collateral posting terms and netting provisions. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/ or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels or if the Fund fails to meet the terms of its ISDA Master Agreements. The result would cause the Fund to accelerate payment of any net liability owed to the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
(N) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(O) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into futures contracts to hedge against anticipated changes in interest rates that might otherwise have an adverse effect upon the value of the Fund’s securities as well as help manage the duration and yield curve positioning of the portfolio.
The Fund also entered into foreign currency forward contracts to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates.
Fair value of derivative instruments as of October 31, 2024:
Asset Derivatives	Foreign Exchange Contracts Risk	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts	$—	$78,592	$78,592
Forward Contracts - Unrealized appreciation on foreign currency forward contracts	211,863	—	211,863
Total Fair Value	$211,863	$78,592	$290,455

Liability Derivatives	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$(67,688)	$(67,688)
Total Fair Value	$(67,688)	$(67,688)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2024:
Net Realized Gain (Loss) from:	Foreign Exchange Contracts Risk	Interest Rate Contracts Risk	Total
Futures Transactions	$—	$114,086	$114,086
Forward Transactions	(396,016)	—	(396,016)
Total Net Realized Gain (Loss)	$(396,016)	$114,086	$(281,930)

Net Change in Unrealized Appreciation (Depreciation)	Foreign Exchange Contracts Risk	Interest Rate Contracts Risk	Total
Futures Contracts	$—	$567,157	$567,157
Forward Contracts	241,169	—	241,169
Total Net Change in Unrealized Appreciation (Depreciation)	$241,169	$567,157	$808,326

20	NYLI Candriam Emerging Markets Debt Fund

Average Notional Amount	Total
Futures Contracts Long (a)	$9,209,628
Futures Contracts Short (b)	$(9,347,793)
Forward Contracts Long (c)	$2,041,369
Forward Contracts Short	$(11,276,040)

(a)	Positions were open for eight months during the reporting period.
(b)	Positions were open for four months during the reporting period.
(c)	Positions were open for three months during the reporting period.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. Candriam (the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and Candriam, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.70% to $500 million and 0.65% in excess of $500 million. During the year ended October 31, 2024, the effective management fee rate was 0.70% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of daily net assets: Class A, 1.15% and Class I, 0.85%. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points of the Class A shares waiver/reimbursement to the Investor Class and Class C shares. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended October 31, 2024, New York Life Investments earned fees from the Fund in the amount of $439,799 and waived fees and/or reimbursed expenses, including the waiver/reimbursement of certain class specific expenses in the amount of $162,463 and paid the Subadvisor fees in the amount of $139,676.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, Class B and Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class B and Class C shares along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class B and Class C shares, for a total 12b-1 fee of 1.00%. Class I shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the year ended October 31, 2024, were $1,685 and $420, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the year ended October 31, 2024, of $80 and $21, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder
21

Notes to Financial Statements (continued)
servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2024, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$67,319	$—
Investor Class	55,608	(1,781)
Class B*	378	(46)
Class C	4,958	(190)
Class I	12,662	—

*	Effective at the close of business on February 20, 2024, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule .
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
Note 4-Federal Income Tax
As of October 31, 2024, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$60,167,609	$2,448,483	$(3,787,527)	$(1,339,044)
As of October 31, 2024, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$1,048,369	$(40,338,313)	$(1,783,584)	$(1,343,052)	$(42,416,580)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to mark to market of forwards, wash sales and straddle loss deferral adjustments. The other temporary differences are primarily due to interest accruals on defaulted securities.
As of October 31, 2024, for federal income tax purposes, capital loss carryforwards of $40,338,313, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$10,244	$30,094
During the years ended October 31, 2024 and October 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024	2023
Distributions paid from:
Ordinary Income	$5,162,754	$3,317,168
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and/or the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily

22	NYLI Candriam Emerging Markets Debt Fund

Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended October 31, 2024, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended October 31, 2024, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2024, purchases and sales of securities, other than short-term securities, were $54,891 and $50,932, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended October 31, 2024 and October 31, 2023, were as follows:
Class A	Shares	Amount
Year ended October 31, 2024:
Shares sold	1,391,705	$10,854,675
Shares issued to shareholders in reinvestment of distributions	446,056	3,466,294
Shares redeemed	(2,541,762)	(19,778,397)
Net increase (decrease) in shares outstanding before conversion	(704,001)	(5,457,428)
Shares converted into Class A (See Note 1)	97,109	759,088
Net increase (decrease)	(606,892)	$(4,698,340)
Year ended October 31, 2023:
Shares sold	2,366,984	$17,206,042
Shares issued to shareholders in reinvestment of distributions	338,349	2,471,043
Shares redeemed	(3,672,824)	(26,808,536)
Net increase (decrease) in shares outstanding before conversion	(967,491)	(7,131,451)
Shares converted into Class A (See Note 1)	64,955	474,372
Shares converted from Class A (See Note 1)	(9,556)	(70,346)
Net increase (decrease)	(912,092)	$(6,727,425)

Investor Class	Shares	Amount
Year ended October 31, 2024:
Shares sold	26,281	$207,129
Shares issued to shareholders in reinvestment of distributions	86,209	678,197
Shares redeemed	(115,113)	(908,405)
Net increase (decrease) in shares outstanding before conversion	(2,623)	(23,079)
Shares converted into Investor Class (See Note 1)	17,631	136,839
Shares converted from Investor Class (See Note 1)	(69,458)	(553,175)
Net increase (decrease)	(54,450)	$(439,415)
Year ended October 31, 2023:
Shares sold	15,228	$112,580
Shares issued to shareholders in reinvestment of distributions	57,992	428,581
Shares redeemed	(137,037)	(1,014,692)
Net increase (decrease) in shares outstanding before conversion	(63,817)	(473,531)
Shares converted into Investor Class (See Note 1)	24,850	183,820
Shares converted from Investor Class (See Note 1)	(47,268)	(349,057)
Net increase (decrease)	(86,235)	$(638,768)

23

Notes to Financial Statements (continued)
Class B	Shares	Amount
Year ended October 31, 2024: (a)
Shares sold	—	$50
Shares issued to shareholders in reinvestment of distributions	1,076	8,081
Shares redeemed	(876)	(6,400)
Net increase (decrease) in shares outstanding before conversion	200	1,731
Shares converted from Class B (See Note 1)	(33,697)	(250,128)
Net increase (decrease)	(33,497)	$(248,397)
Year ended October 31, 2023:
Shares sold	97	$688
Shares issued to shareholders in reinvestment of distributions	2,248	16,010
Shares redeemed	(9,253)	(66,177)
Net increase (decrease) in shares outstanding before conversion	(6,908)	(49,479)
Shares converted from Class B (See Note 1)	(22,978)	(163,994)
Net increase (decrease)	(29,886)	$(213,473)

Class C	Shares	Amount
Year ended October 31, 2024:
Shares sold	1,811	$13,735
Shares issued to shareholders in reinvestment of distributions	7,970	60,361
Shares redeemed	(42,586)	(323,666)
Net increase (decrease) in shares outstanding before conversion	(32,805)	(249,570)
Shares converted from Class C (See Note 1)	(12,091)	(92,290)
Net increase (decrease)	(44,896)	$(341,860)
Year ended October 31, 2023:
Shares sold	4,802	$34,292
Shares issued to shareholders in reinvestment of distributions	7,379	52,643
Shares redeemed	(65,225)	(465,348)
Net increase (decrease) in shares outstanding before conversion	(53,044)	(378,413)
Shares converted from Class C (See Note 1)	(23,695)	(168,134)
Net increase (decrease)	(76,739)	$(546,547)

Class I	Shares	Amount
Year ended October 31, 2024:
Shares sold	986,064	$7,453,760
Shares issued to shareholders in reinvestment of distributions	94,508	736,040
Shares redeemed	(313,978)	(2,447,527)
Net increase (decrease) in shares outstanding before conversion	766,594	5,742,273
Shares converted from Class I (See Note 1)	(44)	(334)
Net increase (decrease)	766,550	$5,741,939
Year ended October 31, 2023:
Shares sold	61,692	$452,559
Shares issued to shareholders in reinvestment of distributions	27,637	202,141
Shares redeemed	(228,398)	(1,666,606)
Net increase (decrease) in shares outstanding before conversion	(139,069)	(1,011,906)
Shares converted into Class I (See Note 1)	12,869	93,339
Net increase (decrease)	(126,200)	$(918,567)

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 20, 2024.
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2024, events and transactions subsequent to October 31, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

24	NYLI Candriam Emerging Markets Debt Fund

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI Candriam Emerging Markets Debt Fund (formerly MainStay Candriam Emerging Markets Debt Fund) (the Fund), one of the funds constituting New York Life Investments Funds (formerly MainStay Funds), including the portfolio of investments, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2024, by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 20, 2024
25

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years.
In February 2025, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2024. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2024.
26	NYLI Candriam Emerging Markets Debt Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
27

NYLI MacKay High Yield Muni Bond Fund
(formerly known as MainStay MacKay High Yield Municipal Bond Fund)

Annual Report - Financial Statements and Other Information
October 31, 2024

Portfolio of Investments October 31, 2024†^
	Principal Amount	Value
Municipal Bonds 98.7%
Long-Term Municipal Bonds 92.9%
Alabama 2.2%
Alabama Special Care Facilities Financing Authority, Methodist Home for the Aging, Revenue Bonds
Series 1
5.75%, due 6/1/45	$ 1,250,000	$ 1,187,799
Black Belt Energy Gas District, Gas Project No.7, Revenue Bonds
Series C-2
3.59%, due 10/1/52	27,720,000	26,999,008
Cooper Green Mercy Health Services Authority, County of Jefferson Indigent Care Fund, Revenue Bonds
Series A
5.25%, due 9/1/42	4,950,000	5,358,084
County of Jefferson, Sewer, Revenue Bonds
5.25%, due 10/1/40	5,000,000	5,467,229
5.25%, due 10/1/41	5,000,000	5,450,518
5.25%, due 10/1/42	6,250,000	6,791,191
5.25%, due 10/1/43	6,250,000	6,775,199
5.25%, due 10/1/45	8,000,000	8,633,899
5.25%, due 10/1/49	22,300,000	23,805,658
5.50%, due 10/1/53	2,100,000	2,275,212
Homewood Educational Building Authority, CHF - Horizons II LLC, Revenue Bonds
Series C
5.00%, due 10/1/56	1,000,000	1,003,040
Hoover Industrial Development Board, United States Steel Corp., Green Bond, Revenue Bonds
6.375%, due 11/1/50 (a)(b)	3,140,000	3,579,201
Lower Alabama Gas District (The), Gas Project, Revenue Bonds
Series A
5.00%, due 9/1/46	17,360,000	19,091,815
Mobile County Industrial Development Authority, AM/NS Calvert LLC Project, Revenue Bonds
Series A
5.00%, due 6/1/54 (a)	16,000,000	16,355,182
	Principal Amount	Value

Alabama (continued)
Montgomery Educational Building Authority, Faulkner University, Revenue Bonds
Series A
5.00%, due 10/1/43	$ 4,780,000	$ 4,563,580
Prichard Water Works & Sewer Board, Revenue Bonds
4.00%, due 11/1/49 (c)	6,000,000	3,480,000
Southeast Energy Authority, A Cooperative District, Project No. 2, Revenue Bonds
Series B
4.00%, due 12/1/51 (b)	8,400,000	8,408,387
Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Revenue Bonds
Series A
5.25%, due 5/1/44 (d)	63,405,000	64,521,866
		213,746,868
Alaska 0.2%
Alaska Industrial Development & Export Authority, Dena' Nena' Henash, Revenue Bonds
Series A
4.00%, due 10/1/49	15,440,000	14,230,528
Alaska Industrial Development & Export Authority, Interior Gas Utility Project, Revenue Bonds
Series A
5.00%, due 6/1/40	1,795,000	1,845,628
Series A
5.00%, due 6/1/50	3,485,000	3,504,167
		19,580,323
Arizona 1.4%
Arizona Industrial Development Authority, GreatHearts Arizona Project, Revenue Bonds
Series A, Insured: SD CRED PROG
3.00%, due 7/1/46	4,265,000	3,256,383
Series A, Insured: SD CRED PROG
3.00%, due 7/1/52	9,525,000	6,877,888
Arizona Industrial Development Authority, Provident Group, NCCU Properties LLC, Central University Project, Revenue Bonds
Series A, Insured: BAM
4.00%, due 6/1/44	2,500,000	2,419,822

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Arizona (continued)
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC, Revenue Bonds
Series A
4.00%, due 11/1/45	$ 5,470,000	$ 5,247,461
Series A
4.00%, due 11/1/46	1,000,000	953,329
Series A
4.00%, due 11/1/49	4,865,000	4,551,608
Series A
4.00%, due 11/1/51	3,405,000	3,158,913
Series A
4.25%, due 11/1/52	2,000,000	1,926,609
Arizona Industrial Development Authority, University of Indianapolis, Health Pavilion Project, Revenue Bonds
Series A
4.00%, due 10/1/49	1,000,000	823,864
Series A
5.00%, due 10/1/45	1,875,000	1,859,067
Arizona Industrial Development Authority, Macombs Facility Project, Revenue Bonds
Series A
4.00%, due 7/1/51	3,000,000	2,647,875
Series A
4.00%, due 7/1/61	1,830,000	1,567,677
Arizona Industrial Development Authority, Jerome Facility Project, Revenue Bonds
Series B
4.00%, due 7/1/51	1,420,000	1,253,327
Series B
4.00%, due 7/1/61	1,000,000	856,654
Arizona Industrial Development Authority, Pinecrest Academy of Northern Nevada, Revenue Bonds
Series A
4.50%, due 7/15/29 (d)	1,000,000	961,754
Arizona Industrial Development Authority, Odyssey Preparatory Academy, Inc. (The), Revenue Bonds (d)
Series A
4.75%, due 7/1/29	2,290,000	2,312,700
	Principal Amount	Value

Arizona (continued)
Arizona Industrial Development Authority, Odyssey Preparatory Academy, Inc. (The), Revenue Bonds (d) (continued)
5.00%, due 7/1/54	$ 7,165,000	$ 6,584,624
Arizona Industrial Development Authority, Idaho State Tax Commission, Linder Village Project, Revenue Bonds
5.00%, due 6/1/31 (d)	3,400,000	3,419,682
Arizona Industrial Development Authority, Arizona Agribusiness and Equine Center, Inc., Revenue Bonds (d)
Series B
5.00%, due 3/1/37	3,030,000	3,043,288
Series B
5.00%, due 3/1/42	3,185,000	3,134,019
Arizona Industrial Development Authority, Provident Group-NCCU Properties LLC, Revenue Bonds
Series A, Insured: BAM
5.00%, due 6/1/49	2,650,000	2,691,959
Series A, Insured: BAM
5.00%, due 6/1/54	2,850,000	2,892,391
Arizona Industrial Development Authority, Somerset Academy of Las Vegas Lone Mountain Campus, Revenue Bonds
Series A
5.00%, due 12/15/49 (d)	1,900,000	1,857,356
Arizona Industrial Development Authority, Mater Academy of Nevada, Bonanza Campus Project, Revenue Bonds
Series A
5.00%, due 12/15/50 (d)	1,500,000	1,499,788
Arizona Industrial Development Authority, Provident Group, Eastern Michigan University Parking Project, Revenue Bonds
5.00%, due 5/1/51 (c)	1,000,000	550,000
Arizona Industrial Development Authority, Revenue Bonds
Series C
6.00%, due 7/1/29 (d)	2,700,000	2,647,717

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Arizona (continued)
Arizona Industrial Development Authority, American Charter Schools Foundation, Revenue Bonds (d)
6.00%, due 7/1/37	$ 2,785,000	$ 2,875,949
6.00%, due 7/1/47	7,010,000	7,168,374
City of Phoenix, Downtown Phoenix Student Housing LLC, Revenue Bonds
Series A
5.00%, due 7/1/37	1,000,000	1,020,060
City of Phoenix, Basis Schools Project, Revenue Bonds (d)
Series A
5.00%, due 7/1/45	1,000,000	1,000,399
Series A
5.00%, due 7/1/46	3,820,000	3,820,815
City of Phoenix, Downtown Phoenix Student Housing II LLC, Revenue Bonds
Series A
5.00%, due 7/1/59	2,200,000	2,196,740
City of Phoenix, Espiritu Community Development Corp., Revenue Bonds
Series A
6.25%, due 7/1/36	795,000	781,377
Glendale Industrial Development Authority, Midwestern University Foundation, Revenue Bonds
Series A
2.125%, due 7/1/33 (a)	2,000,000	1,612,909
Glendale Industrial Development Authority, People of Faith, Inc. Obligated Group, Revenue Bonds
Series A
5.00%, due 5/15/56	8,150,000	7,693,832
Industrial Development Authority of the County of Pima (The), American Leadership Academy Project, Revenue Bonds (d)
4.00%, due 6/15/51	8,400,000	6,997,707
4.00%, due 6/15/57	1,000,000	815,108
5.625%, due 6/15/45	3,685,000	3,698,927
	Principal Amount	Value

Arizona (continued)
Industrial Development Authority of the County of Pima (The), Charter Schools Project, Revenue Bonds
Series Q
5.375%, due 7/1/31	$ 935,000	$ 935,188
Maricopa County Industrial Development Authority, Legacy Traditional School Project, Revenue Bonds
Series A
4.00%, due 7/1/51 (d)	530,000	450,073
Maricopa County Industrial Development Authority, Legacy Traditional Schools Project, Revenue Bonds
Series A
4.00%, due 7/1/56 (d)	1,220,000	1,010,428
Maricopa County Industrial Development Authority, Horizon Community Learning Center, Revenue Bonds
5.00%, due 7/1/35	3,000,000	3,028,923
Maricopa County Pollution Control Corp., El Paso Electric Co. Project, Revenue Bonds
Series B
3.60%, due 4/1/40	8,650,000	7,778,784
Pinal County Industrial Development Authority, WOF SW GGP 1 LLC, Revenue Bonds (a)(e)
Series A
5.50%, due 10/1/33 (d)	7,673,000	7,582,276
Series B
5.50%, due 10/1/33	2,000,000	1,976,352
		131,439,976
Arkansas 0.8%
Arkansas Development Finance Authority, Baptist Health, Revenue Bonds
4.00%, due 12/1/44	650,000	623,313
Arkansas Development Finance Authority, Big River Steel Project, Revenue Bonds (a)(d)
4.50%, due 9/1/49	55,600,000	54,375,994
Series A
4.75%, due 9/1/49	16,950,000	16,706,964
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Arkansas (continued)
Arkansas Development Finance Authority, United States Steel Corp., Revenue Bonds
5.70%, due 5/1/53 (a)	$ 7,900,000	$ 8,351,675
		80,057,946
California 6.8%
Alameda Corridor Transportation Authority, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 10/1/35	3,440,000	2,294,516
Bassett Unified School District, Capital Appreciation, Election 2004, Unlimited General Obligation
Series C, Insured: NATL-RE
(zero coupon), due 8/1/41	2,050,000	996,656
Series C, Insured: NATL-RE
(zero coupon), due 8/1/42	2,000,000	925,727
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds
Series C
5.25%, due 1/1/54 (b)	5,350,000	5,747,262
California Community Housing Agency, Summit at Sausalito Apartments, Revenue Bonds
Series A-1
3.00%, due 2/1/57 (d)	3,500,000	2,494,102
California Community Housing Agency, Essential Housing, Revenue Bonds, Senior Lien
Series A-1
4.00%, due 2/1/56 (d)	36,500,000	31,130,846
California Community Housing Agency, Essential Housing, Serenity at Larkspur Apartments, Revenue Bonds
Series A
5.00%, due 2/1/50 (d)	3,895,000	2,939,818
California Enterprise Development Authority, Provident Group-Pomona Properties LLC, Revenue Bonds
Series A
5.00%, due 1/15/39	650,000	692,589
	Principal Amount	Value

California (continued)
California Enterprise Development Authority, Provident Group-Pomona Properties LLC, Revenue Bonds (continued)
Series A
5.00%, due 1/15/45	$ 1,000,000	$ 1,037,584
California Health Facilities Financing Authority, CommonSpirit Health, Revenue Bonds
Series A
4.00%, due 4/1/49	7,255,000	6,960,557
Series A
4.00%, due 4/1/49	250,000	267,080
Series A
4.00%, due 4/1/49	7,005,000	6,686,272
California Health Facilities Financing Authority, Children's Hospital Los Angeles Obligated Group, Revenue Bonds
Series A
5.00%, due 8/15/47	$ 5,215,000	5,283,727
California Infrastructure & Economic Development Bank, Equitable School Revolving Fund LLC Obligated Group, Revenue Bonds
Series B
4.00%, due 11/1/46	3,060,000	2,967,012
California Infrastructure & Economic Development Bank, WFCS Portfolio Projects, Revenue Bonds
Series A-1
5.00%, due 1/1/55 (d)	3,225,000	3,224,778
California Municipal Finance Authority, Ochard Park Student Housing Project, Revenue Bonds
Insured: BAM
3.00%, due 5/15/51	3,095,000	2,423,205
Insured: BAM
3.00%, due 5/15/54	1,500,000	1,144,692
California Municipal Finance Authority, LINXS APM Project, Revenue Bonds, Senior Lien (a)
Series A, Insured: AGM
3.25%, due 12/31/32	3,660,000	3,421,198
Series A, Insured: AGM
3.50%, due 12/31/35	2,055,000	1,895,891
Series A, Insured: AGM
4.00%, due 12/31/47	9,380,000	8,864,836

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
California Municipal Finance Authority, LINXS APM Project, Revenue Bonds, Senior Lien (a) (continued)
Series A
5.00%, due 12/31/43	$ 5,745,000	$ 5,807,009
California Municipal Finance Authority, Republic Services, Inc., Revenue Bonds (a)(b)
Series A
3.80%, due 7/1/41	17,500,000	17,478,720
Series A
3.875%, due 3/1/54	15,500,000	15,611,929
Series B
4.15%, due 7/1/51	4,000,000	3,990,654
Series A
4.375%, due 9/1/53	3,750,000	3,900,985
California Municipal Finance Authority, United Airlines, Inc. Project, Revenue Bonds
4.00%, due 7/15/29 (a)	18,575,000	18,565,265
California Municipal Finance Authority, HumanGood California Obligated Group, Revenue Bonds
4.00%, due 10/1/49	1,785,000	1,602,957
California Municipal Finance Authority, William Jessup University, Revenue Bonds (d)
5.00%, due 8/1/28	950,000	939,392
5.00%, due 8/1/48	2,675,000	2,314,154
California Municipal Finance Authority, Charter School, Palmdale Aerospace Academy Projects (The), Revenue Bonds
Series A
5.00%, due 7/1/46 (d)	2,665,000	2,630,107
California Municipal Finance Authority, CHF-Davis I LLC, West Village Student Housing Project, Revenue Bonds
Insured: BAM
5.00%, due 5/15/48	19,250,000	19,821,987
Insured: BAM
5.00%, due 5/15/51	19,275,000	19,796,460
	Principal Amount	Value

California (continued)
California Municipal Finance Authority, Healthright 360, Revenue Bonds
Series A
5.00%, due 11/1/49 (d)	$ 2,000,000	$ 1,814,973
California Municipal Finance Authority, Baptist University, Revenue Bonds
Series A
5.375%, due 11/1/40 (d)	3,000,000	3,029,190
California Pollution Control Financing Authority, Republic Services, Inc., Revenue Bonds (a)(b)(d)
Series A-1
3.85%, due 11/1/42	13,600,000	13,561,508
Series A-2
3.85%, due 11/1/42	7,000,000	6,980,188
4.05%, due 7/1/43	15,000,000	14,990,746
California Public Finance Authority, Enso Village Project, Revenue Bonds (d)
Series B-2
2.375%, due 11/15/28	680,000	667,755
Series A
5.00%, due 11/15/46	750,000	719,992
California Public Finance Authority, California University of Science & Medicine Obligated Group, Revenue Bonds
Series A
6.25%, due 7/1/54 (d)	5,265,000	5,513,056
California Public Finance Authority, California University of Science & Medicine, Revenue Bonds
Series B
7.50%, due 7/1/36 (d)	8,420,000	8,400,337
California School Finance Authority, Granada Hills Charter High School Obligated Group, Revenue Bonds
Series A
4.00%, due 7/1/48 (d)	675,000	613,114
California School Finance Authority, Vista Charter Public Schools, Revenue Bonds
Series A
4.00%, due 6/1/51 (d)	2,910,000	2,450,550
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
California School Finance Authority, Hawking STEAM Charter Schools, Inc., Revenue Bonds
Series A
5.00%, due 7/1/42 (d)	$ 1,360,000	$ 1,388,827
California School Finance Authority, High Tech High Learning Project, Revenue Bonds
Series A
5.00%, due 7/1/49 (d)	3,000,000	3,010,187
California School Finance Authority, Teach Public Schools, Revenue Bonds
Series A
5.00%, due 6/1/58 (d)	2,000,000	1,933,627
California School Finance Authority, Aspire Public Schools, Revenue Bonds
Series A
5.00%, due 8/1/59 (d)	1,800,000	1,810,332
California School Finance Authority, New Designs Charter School, Revenue Bonds
Series A
5.00%, due 6/1/64 (d)	2,300,000	2,257,107
California Statewide Communities Development Authority, Southern California Edison Co., Revenue Bonds
Series A
1.75%, due 9/1/29	7,200,000	6,450,519
California Statewide Communities Development Authority, Community Infrastructure Program, Special Assessment
Series A
4.00%, due 9/2/41	1,000,000	948,595
Series A
4.00%, due 9/2/51	995,000	876,475
California Statewide Communities Development Authority, Methodist Hospital of Southern California, Revenue Bonds
4.375%, due 1/1/48	2,185,000	2,185,070
5.00%, due 1/1/48	7,150,000	7,387,798
	Principal Amount	Value

California (continued)
California Statewide Communities Development Authority, Lancer Educational Student Housing Project, Revenue Bonds (d)
Series A
5.00%, due 6/1/36	$ 2,250,000	$ 2,279,971
Series A
5.00%, due 6/1/46	2,000,000	2,006,249
California Statewide Communities Development Authority, Loma Linda University Medical Center, Revenue Bonds (d)
Series A
5.00%, due 12/1/46	18,170,000	18,306,337
Series A
5.25%, due 12/1/56	3,970,000	4,011,914
California Statewide Communities Development Authority, Irvine Campus Apartments, Revenue Bonds
5.00%, due 5/15/50	2,000,000	2,030,634
California Statewide Communities Development Authority, Lancer Plaza Project, Revenue Bonds
5.625%, due 11/1/33	680,000	681,073
5.875%, due 11/1/43	435,000	435,538
California Statewide Communities Development Authority, California Baptist University, Revenue Bonds
Series A
6.375%, due 11/1/43 (d)	3,185,000	3,190,131
Cathedral City Public Financing Authority, Capital Appreciation, Tax Allocation
Series A, Insured: NATL-RE
(zero coupon), due 8/1/26	1,085,000	1,020,584
City of Los Angeles, Department of Airports, Revenue Bonds, Senior Lien
Series G
5.00%, due 5/15/47 (a)	6,000,000	6,282,570
City of South San Francisco, Community Facilities District No. 2021-01, Special Tax
5.00%, due 9/1/52	1,500,000	1,535,892

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
CMFA Special Finance Agency VIII, Elan Huntington Beach, Revenue Bonds, Senior Lien
Series A-1
3.00%, due 8/1/56 (d)	$ 1,500,000	$ 1,064,103
CMFA Special Finance Agency XII, Allure Apartments, Revenue Bonds, Senior Lien
Series A-1
3.25%, due 2/1/57 (d)	5,500,000	4,137,688
County of Placer, Community Facilities District No. 2017-1, Area No. 1, Special Tax
3.00%, due 9/1/41	1,000,000	786,190
4.00%, due 9/1/51	3,270,000	2,935,134
CSCDA Community Improvement Authority, Pasadena Portfolio, Revenue Bonds, Senior Lien
Series A-2
3.00%, due 12/1/56 (d)	2,750,000	1,916,070
CSCDA Community Improvement Authority, Theo Pasadena, Revenue Bonds, Senior Lien
Series A-2
3.25%, due 5/1/57 (d)	11,100,000	7,995,441
CSCDA Community Improvement Authority, Oceanaire Long Beach, Revenue Bonds
Series A-2
4.00%, due 9/1/56 (d)	10,060,000	7,808,513
CSCDA Community Improvement Authority, Altana Glendale, Revenue Bonds
Series A-2
4.00%, due 10/1/56 (d)	9,100,000	7,419,794
CSCDA Community Improvement Authority, Escondido Portfolio, Revenue Bonds, Senior Lien
Series A-2
4.00%, due 6/1/58 (d)	4,750,000	3,724,064
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds
Series B-2, Insured: AGM-CR
3.50%, due 1/15/53	13,265,000	11,778,260
	Principal Amount	Value

California (continued)
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Junior Lien
Series C, Insured: AGM-CR
4.00%, due 1/15/43	$ 16,904,000	$ 16,894,226
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Senior Lien
Series A
4.00%, due 1/15/46	28,559,000	27,913,415
Series A, Insured: AGM-CR
4.00%, due 1/15/46	27,795,000	27,749,714
Golden State Tobacco Securitization Corp., Asset-Backed, Revenue Bonds
Series B-2
(zero coupon), due 6/1/66 (f)	425,295,000	46,207,153
Golden State Tobacco Securitization Corp., Tobacco Settlement, Revenue Bonds
Series B-1
3.85%, due 6/1/50	1,110,000	1,020,374
Hastings Campus Housing Finance Authority, Green Bond, Revenue Bonds, Senior Lien (d)
Series A
5.00%, due 7/1/45	12,080,000	11,496,230
Series A
5.00%, due 7/1/61	58,400,000	53,090,085
Inland Empire Tobacco Securitization Corp., Revenue Bonds
Series D
(zero coupon), due 6/1/57	246,450,000	19,615,991
Northern California Gas Authority No. 1, Gas Project, Revenue Bonds
Series B
3.973%, due 7/1/27	17,240,000	17,244,201
Riverside County Transportation Commission, Revenue Bonds, Senior Lien
Series B-1
3.00%, due 6/1/49	1,945,000	1,523,855
Rohnerville School District, Election 2010, Unlimited General Obligation
Series B, Insured: AGM
(zero coupon), due 8/1/42	1,000,000	475,886
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
Rohnerville School District, Election 2010, Unlimited General Obligation (continued)
Series B, Insured: AGM
(zero coupon), due 8/1/47	$ 1,000,000	$ 373,729
San Diego County Regional Airport Authority, Revenue Bonds
Series B
4.00%, due 7/1/56 (a)	11,160,000	10,295,601
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Senior Lien
Series A
4.00%, due 1/15/50	4,550,000	4,446,926
Santa Ana Unified School District, Capital Appreciation, Election 2008, Unlimited General Obligation
Series B, Insured: AGC
(zero coupon), due 8/1/47	24,400,000	8,677,243
Sierra Kings Health Care District, Unlimited General Obligation
5.00%, due 8/1/37	2,465,000	2,473,937
Stockton Unified School District, Capital Appreciation, Election 2008, Unlimited General Obligation
Series D, Insured: AGM
(zero coupon), due 8/1/42	8,780,000	4,288,934
Sutter Union High School District, Election 2008, Unlimited General Obligation
Series B
(zero coupon), due 6/1/50	16,010,000	2,571,760
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization Corp., Asset-Backed, Revenue Bonds
Series B-2
(zero coupon), due 6/1/54	18,500,000	3,679,106
	Principal Amount	Value

California (continued)
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization Corp., Revenue Bonds
Series A
5.00%, due 6/1/48	$ 1,250,000	$ 1,290,104
West Contra Costa Healthcare District, Special Tax
3.00%, due 7/1/42	5,620,000	4,835,498
		648,358,031
Colorado 2.1%
3rd and Havana Metropolitan District, Tax Supported, Limited General Obligation
Series A
5.25%, due 12/1/49	2,250,000	1,951,431
Allison Valley Metropolitan District No. 2, Limited General Obligation
4.70%, due 12/1/47	2,500,000	2,230,529
Arkansas River Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/38	6,900,000	7,037,572
Series A
5.00%, due 10/1/43	7,025,000	7,118,333
Broadway Park North Metropolitan District No. 2, Limited General Obligation (d)
5.00%, due 12/1/40	1,000,000	966,814
5.00%, due 12/1/49	1,000,000	946,640
Broadway Station Metropolitan District No. 2, Limited General Obligation
Series A
5.125%, due 12/1/48	3,000,000	2,477,723
Citadel on Colfax Business Improvement District, Revenue Bonds
Series A
5.35%, due 12/1/50	1,000,000	928,821
City & County of Denver, United Airlines, Inc., Project, Revenue Bonds
5.00%, due 10/1/32 (a)	6,800,000	6,801,140

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Colorado (continued)
City of Fruita Healthcare, Canyons Hospital & Medical Center Project, Revenue Bonds
Series A
5.50%, due 1/1/48 (d)	$ 9,650,000	$ 9,559,273
Colorado Educational & Cultural Facilities Authority, Denver School of Science & Technology, Inc., Revenue Bonds
Insured: BAM Moral Obligation State Intercept
3.00%, due 8/1/51	3,420,000	2,345,767
Colorado Educational & Cultural Facilities Authority, New Summit Academy, Revenue Bonds
Series A
4.00%, due 7/1/41 (d)	3,050,000	2,623,685
Colorado Educational & Cultural Facilities Authority, New Vision Chater School, Revenue Bonds
Series A, Insured: BAM Moral Obligation
4.00%, due 6/1/42	2,635,000	2,487,899
Series A, Insured: BAM Moral Obligation
4.00%, due 6/1/52	4,700,000	4,206,687
Series A, Insured: BAM Moral Obligation
4.00%, due 6/1/56	6,255,000	5,520,559
Colorado Health Facilities Authority, CommonSpirit Health, Revenue Bonds
Series A-2, Insured: BAM
3.25%, due 8/1/49	11,600,000	9,411,501
Series A-1
4.00%, due 8/1/44	4,750,000	4,542,935
Series A-2
4.00%, due 8/1/49	21,105,000	19,377,003
Series A-2
5.00%, due 8/1/44	11,425,000	11,763,158
Colorado Health Facilities Authority, Covenant Retirement Communities, Revenue Bonds
Series A
5.00%, due 12/1/35	3,500,000	3,503,080
Series A
5.00%, due 12/1/48	6,715,000	6,753,580
	Principal Amount	Value

Colorado (continued)
Colorado Health Facilities Authority, Mental Health Center of Denver Project, Revenue Bonds
Series A
5.75%, due 2/1/44	$ 5,330,000	$ 5,334,057
Copper Ridge Metropolitan District, Revenue Bonds
5.00%, due 12/1/39	3,750,000	3,591,960
Denver Health & Hospital Authority, 550 Acoma, Inc., Certificate of Participation
5.00%, due 12/1/48	1,755,000	1,759,928
Denver Health & Hospital Authority, Revenue Bonds
Series A
5.25%, due 12/1/45	4,250,000	4,251,700
E-470 Public Highway Authority, Revenue Bonds
Series B, Insured: NATL-RE
(zero coupon), due 9/1/25	245,000	237,993
Series B, Insured: NATL-RE
(zero coupon), due 9/1/29	4,510,000	3,815,753
Series B, Insured: NATL-RE
(zero coupon), due 9/1/30	500,000	405,512
Series B, Insured: NATL-RE
(zero coupon), due 9/1/35	2,245,000	1,326,904
Series B, Insured: NATL-RE
(zero coupon), due 9/1/37	1,170,000	624,058
Series A
(zero coupon), due 9/1/39	1,800,000	958,180
Series B, Insured: NATL-RE
(zero coupon), due 9/1/39	515,000	247,718
Series A
(zero coupon), due 9/1/40	3,450,000	1,733,699
Series A
(zero coupon), due 9/1/41	3,925,000	1,859,914
Eagle County Airport Terminal Corp., Airport Terminal Project, Revenue Bonds
Series B
5.00%, due 5/1/33 (a)	1,450,000	1,472,461
Evan's Place Metropolitan District, Limited General Obligation
Series A-3
5.00%, due 12/1/50	2,660,000	2,474,380
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Colorado (continued)
Green Gables Metropolitan District No. 2, Limited General Obligation
Series A, Insured: BAM
5.125%, due 12/1/53	$ 675,000	$ 699,012
Series A, Insured: BAM
5.25%, due 12/1/58	575,000	596,476
Johnstown Plaza Metropolitan District, Limited General Obligation
4.25%, due 12/1/46	9,078,000	8,157,331
Jones District Community Authority Board, Revenue Bonds
Series A
(zero coupon), due 12/1/50 (e)	4,550,000	4,218,693
Karl's Farm Metropolitan District No. 2, Limited General Obligation
Series A-3
5.625%, due 12/1/50 (d)	1,485,000	1,558,170
Mirabelle Metropolitan District No. 2, Limited General Obligation, Senior Lien
Series A
5.00%, due 12/1/39	700,000	698,362
Series A
5.00%, due 12/1/49	1,250,000	1,250,669
North Range Metropolitan District No. 3, Limited General Obligation
Series A-3
5.25%, due 12/1/50	1,000,000	1,005,899
Park Creek Metropolitan District, Revenue Bonds, Senior Lien
Series A, Insured: AGM
4.00%, due 12/1/37	2,790,000	2,813,017
Series A, Insured: AGM
4.00%, due 12/1/46	10,000,000	9,749,652
Prairie Center Metropolitan District No. 3, Limited General Obligation
Series A
5.875%, due 12/15/46	2,125,000	2,274,844
Raindance Metropolitan District No. 2, Limited General Obligation
Series A
5.00%, due 12/1/49	2,500,000	2,577,754
Southglenn Metropolitan District, Special Revenue, Limited General Obligation
5.00%, due 12/1/46	2,100,000	1,983,400
	Principal Amount	Value

Colorado (continued)
Sterling Ranch Community Authority Board, Colorado Limited Tax Supported and Special Revenue Senior Bonds, Revenue Bonds
Series A
4.25%, due 12/1/50	$ 1,250,000	$ 1,136,710
Village Metropolitan District (The), Special Revenue and Limited Property Tax, Limited General Obligation
5.00%, due 12/1/40	750,000	752,467
Villages at Castle Rock Metropolitan District No. 6, Limited General Obligation
Series A
4.125%, due 12/1/51 (d)	17,949,000	15,936,712
		198,057,515
Connecticut 0.4%
City of New Haven, Unlimited General Obligation
Series A
4.00%, due 8/1/40	2,000,000	1,940,264
City of West Haven, Unlimited General Obligation
Insured: BAM
4.00%, due 9/15/41	1,130,000	1,119,204
Connecticut State Health & Educational Facilities Authority, University of Hartford (The), Revenue Bonds
Series N
4.00%, due 7/1/39	5,550,000	4,699,071
Series N
4.00%, due 7/1/49	4,000,000	3,105,000
Series N
5.00%, due 7/1/31	575,000	578,287
Series N
5.00%, due 7/1/32	575,000	576,383
Series N
5.00%, due 7/1/33	475,000	474,637
Series N
5.00%, due 7/1/34	700,000	695,715
Connecticut State Health & Educational Facilities Authority, Jerome Home, Revenue Bonds
Series E
4.00%, due 7/1/51	1,250,000	1,053,924

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Connecticut (continued)
Connecticut State Health & Educational Facilities Authority, Mary Wade Home Obligated Group, Revenue Bonds (d)
Series A-1
4.50%, due 10/1/34	$ 2,350,000	$ 2,130,209
Series A-1
5.00%, due 10/1/39	1,000,000	903,200
Connecticut State Health & Educational Facilities Authority, McLean Issue, Revenue Bonds
Series A
5.00%, due 1/1/30 (d)	500,000	500,093
Connecticut State Health & Educational Facilities Authority, University of New Haven, Inc., Revenue Bonds
Series K-3
5.00%, due 7/1/48	3,445,000	3,291,938
Connecticut State Health & Educational Facilities Authority, Griffin Health Obligated Group, Revenue Bonds
Series G-1
5.00%, due 7/1/50 (d)	1,750,000	1,638,193
Connecticut State Health & Educational Facilities Authority, Church Home of Hartford Obligated Group, Revenue Bonds
Series A
5.00%, due 9/1/53 (d)	2,235,000	2,129,984
Connecticut State Higher Education Supplement Loan Authority, Chesla Loan Program, Revenue Bonds
Series B, Insured: BAM
3.25%, due 11/15/35 (a)	4,315,000	3,816,501
Hartford Stadium Authority, Stadium Authority Lease, Revenue Bonds
Series A
5.00%, due 2/1/36	1,475,000	1,481,773
Steel Point Infrastructure Improvement District, Steelpointe Harbor Project, Tax Allocation (d)
4.00%, due 4/1/31	700,000	692,869
4.00%, due 4/1/36	1,090,000	1,040,072
	Principal Amount	Value

Connecticut (continued)
Steel Point Infrastructure Improvement District, Steelpointe Harbor Project, Tax Allocation (d) (continued)
4.00%, due 4/1/41	$ 1,785,000	$ 1,620,239
4.00%, due 4/1/51	1,250,000	1,035,370
		34,522,926
Delaware 0.4%
County of Kent, Student Housing & Dining Facility, CHF-Dover LLC, Delaware State University Project, Revenue Bonds
Series A
5.00%, due 7/1/40	1,050,000	1,066,465
Series A
5.00%, due 7/1/48	2,735,000	2,747,524
Series A
5.00%, due 7/1/53	4,040,000	4,045,579
Series A
5.00%, due 7/1/58	8,100,000	8,099,378
Delaware State Economic Development Authority, Newark Charter School, Inc., Revenue Bonds
4.00%, due 9/1/51	1,600,000	1,411,617
5.00%, due 9/1/50	2,100,000	2,135,392
Delaware State Economic Development Authority, ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue Bonds
Series B
5.25%, due 11/15/53	4,790,000	4,952,446
Delaware State Health Facilities Authority, Beebe Medical Center, Revenue Bonds
4.25%, due 6/1/38	2,235,000	2,162,563
5.00%, due 6/1/37	1,000,000	1,028,709
Delaware State Health Facilities Authority, Beebe Medical Center, Inc., Revenue Bonds
Insured: BAM
4.375%, due 6/1/48	9,300,000	8,843,460
Insured: BAM
5.00%, due 6/1/48	4,700,000	4,791,489
		41,284,622
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
District of Columbia 1.6%
District of Columbia, KIPP DC Project, Revenue Bonds
4.00%, due 7/1/49	$ 2,420,000	$ 2,171,209
District of Columbia, Provident Group-Howard Properties LLC, Revenue Bonds
5.00%, due 10/1/30	1,320,000	1,320,134
5.00%, due 10/1/45	5,055,000	4,983,836
District of Columbia, Friendship Public Charter School, Revenue Bonds
Series A
5.00%, due 6/1/46	1,400,000	1,402,447
District of Columbia, International School Obligated Group, Revenue Bonds
5.00%, due 7/1/54	2,550,000	2,567,896
District of Columbia, Revenue Bonds
5.00%, due 6/1/55	4,110,000	3,936,957
District of Columbia, Methodist Home, Revenue Bonds
Series A
5.25%, due 1/1/39	1,015,000	908,107
Metropolitan Washington Airports Authority, Dulles Toll Road, Revenue Bonds, Senior Lien
Series B
(zero coupon), due 10/1/39	5,005,000	2,643,249
Metropolitan Washington Airports Authority, Dulles Toll Road, Revenue Bonds, Sub. Lien
Series B
4.00%, due 10/1/49	98,895,000	91,268,682
Metropolitan Washington Airports Authority, Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds, Senior Lien
Series A, Insured: AGM
4.00%, due 10/1/52	4,000,000	3,780,617
Metropolitan Washington Airports Authority, Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds, Sub. Lien
Series B, Insured: AGM
4.00%, due 10/1/53	12,950,000	12,187,251
	Principal Amount	Value

District of Columbia (continued)
Metropolitan Washington Airports Authority, Revenue Bonds (a)
Series A
5.00%, due 10/1/32	$ 15,750,000	$ 16,069,928
Series A
5.00%, due 10/1/46	7,795,000	8,070,482
		151,310,795
Florida 3.2%
Capital Projects Finance Authority, Provident Group - Continuum Properties LLC, Revenue Bonds, Senior Lien
Series A-1
5.00%, due 11/1/53	3,125,000	3,077,929
Capital Trust Agency, Inc., Wonderful Foundations Charter School, Revenue Bonds
Series B
(zero coupon), due 1/1/60	16,000,000	1,295,152
Series A-1
5.00%, due 1/1/55 (d)	1,750,000	1,709,899
Capital Trust Agency, Inc., Odyssey Charter School, Inc., Revenue Bonds
Series A
5.50%, due 7/1/47 (d)	2,000,000	2,022,041
Celebration Community Development District, Assessment Area 1 Project, Special Assessment
3.125%, due 5/1/41	590,000	505,537
4.00%, due 5/1/51	845,000	738,330
CFM Community Development District, Capital Improvement, Special Assessment
3.35%, due 5/1/41	200,000	164,204
4.00%, due 5/1/51	290,000	243,178
Charlotte County Industrial Development Authority, MSKP Town & Country Utility LLC, Revenue Bonds
5.00%, due 10/1/49 (d)	1,700,000	1,695,440
City of Atlantic Beach, Fleet Landing Project, Revenue Bonds
Series A
5.00%, due 11/15/48	3,000,000	3,041,506

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Florida (continued)
City of Atlantic Beach, Fleet Landing Project, Revenue Bonds (continued)
Series B
5.625%, due 11/15/43	$ 1,500,000	$ 1,501,691
City of Fort Myers, Utility System, Revenue Bonds
Series A
4.00%, due 10/1/49	10,155,000	9,756,959
City of Pompano Beach, John Knox Village Project, Revenue Bonds
Series A
4.00%, due 9/1/51	650,000	557,944
Series A
4.00%, due 9/1/56	4,915,000	4,122,113
City of Tallahassee, Tallahassee Memorial HealthCare, Inc., Revenue Bonds
Series A
5.00%, due 12/1/40	6,835,000	6,845,859
Collier County Health Facilities Authority, Moorings, Inc. Obligated Group (The), Revenue Bonds
4.00%, due 5/1/52	7,900,000	6,994,198
Cordova Palms Community Development District, Special Assessment
3.00%, due 5/1/41	915,000	722,487
County of Osceola, Transportation, Revenue Bonds
Series A-1, Insured: AGM-CR
4.00%, due 10/1/54	4,345,000	4,147,751
Series A-1
5.00%, due 10/1/44	11,000,000	11,415,317
Cypress Ridge Community Development District, Assessment Area One Project, Special Assessment
5.625%, due 5/1/43	1,250,000	1,286,984
5.875%, due 5/1/53	1,000,000	1,031,347
Elevation Pointe Community Development District, Special Assessment
Series A-1
4.60%, due 5/1/52	1,090,000	1,000,027
	Principal Amount	Value

Florida (continued)
Epperson North Community Development District, Assessment Area 3, Special Assessment
Series A
3.40%, due 11/1/41	$ 3,110,000	$ 2,535,012
Epperson North Community Development District, Assessment Area 2, Special Assessment
3.50%, due 5/1/41	1,385,000	1,149,393
Escambia County Health Facilities Authority, Baptist Health Care Corp. Obligated Group, Revenue Bonds
Series A
4.00%, due 8/15/50	4,865,000	4,315,287
Florida Development Finance Corp., UF Health Jacksonville Project, Revenue Bonds
Series A, Insured: AGM-CR
4.00%, due 2/1/52	14,005,000	13,257,727
Series A
5.00%, due 2/1/40	2,600,000	2,613,371
Series A
5.00%, due 2/1/52	1,650,000	1,601,764
Florida Development Finance Corp., River City Education Obligated Group, Revenue Bonds
Series A
4.00%, due 7/1/55	1,375,000	1,151,230
Florida Development Finance Corp., Florida Charter Foundation, Inc. Project, Revenue Bonds
Series A
4.75%, due 7/15/36 (d)	4,755,000	4,737,784
Florida Development Finance Corp., Mater Academy Project, Revenue Bonds
Series A
5.00%, due 6/15/47	1,700,000	1,704,885
Series A
5.00%, due 6/15/50	3,000,000	3,003,151
Series A
5.00%, due 6/15/52	1,275,000	1,275,225
Series A
5.00%, due 6/15/55	25,510,000	25,398,725
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Florida (continued)
Florida Higher Educational Facilities Financial Authority, Ringling College Project, Revenue Bonds
4.00%, due 3/1/47	$ 6,515,000	$ 5,644,599
5.00%, due 3/1/47	4,750,000	4,760,100
Florida Higher Educational Facilities Financial Authority, Saint Leo University Project, Revenue Bonds
5.00%, due 3/1/44	1,370,000	1,020,938
5.00%, due 3/1/49	1,630,000	1,161,605
Hillsborough County Industrial Development Authority, Tampa General Hospital Project, Revenue Bonds
Series A, Insured: BAM
4.00%, due 8/1/50	40,340,000	37,775,284
Series A
4.00%, due 8/1/55	52,185,000	46,751,284
Lakewood Ranch Stewardship District, Star Farms at Lakewood Ranch Project Phase 1 and 2, Special Assessment
3.00%, due 5/1/41	430,000	344,265
4.00%, due 5/1/52	670,000	567,379
Lee County Industrial Development Authority, Revenue
Series A-1
4.00%, due 4/1/49	4,015,000	3,759,395
Miami Beach Health Facilities Authority, Mt Sinai Medical Center, Revenue Bonds
Series B
3.00%, due 11/15/51	4,190,000	3,002,305
5.00%, due 11/15/39	2,230,000	2,230,627
Miami-Dade County Industrial Development Authority, Waste Management, Inc., Revenue Bonds
Series A
(zero coupon), due 11/1/33 (a)	5,800,000	5,804,366
Mid-Bay Bridge Authority, Revenue Bonds
Series A
5.00%, due 10/1/35	1,500,000	1,513,322
Series C
5.00%, due 10/1/40	1,000,000	1,005,621
	Principal Amount	Value

Florida (continued)
Middleton Community Development District A, 2024 Assessment Area, Special Assessment
4.55%, due 5/1/44	$ 600,000	$ 592,665
4.75%, due 5/1/55	1,150,000	1,132,507
Mirada II Community Development District, Capital Improvement, Special Assessment
3.125%, due 5/1/31	495,000	450,207
3.50%, due 5/1/41	990,000	832,801
Mirada II Community Development District 2021, Capital Improvement, Special Assessment
4.00%, due 5/1/51	1,885,000	1,576,916
New Port Tampa Bay Community Development District, Special Assessment
3.50%, due 5/1/31	310,000	293,535
4.125%, due 5/1/52	365,000	309,354
North Powerline Road Community Development District, Special Assessment
3.625%, due 5/1/40	500,000	431,333
4.00%, due 5/1/51	1,075,000	878,566
Osceola County Expressway Authority, Poinciana Parkway Project, Revenue Bonds, Senior Lien
Series B-2
6.00%, due 10/1/36 (e)	3,700,000	4,299,936
Palm Beach County Health Facilities Authority, Toby & Leon Cooperman Sinai residencies of Boca Raton, Revenue Bonds
4.00%, due 6/1/36	4,000,000	3,831,330
Pinellas County Educational Facilities Authority, Pinellas Academy Math & Science Project, Revenue Bonds
Series A
5.00%, due 12/15/48 (d)	3,030,000	2,999,618
Polk County Industrial Development Authority, Carpenter's Home Estates, Inc. Project, Revenue Bonds
Series A
5.00%, due 1/1/39	1,750,000	1,767,732

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Florida (continued)
Polk County Industrial Development Authority, Carpenter's Home Estates, Inc. Project, Revenue Bonds (continued)
Series A
5.00%, due 1/1/55	$ 800,000	$ 770,998
Preston Cove Community Development District, Special Assessment
4.00%, due 5/1/42	1,825,000	1,623,599
Saltleaf Community Development District, Series 2024 Assessments, Special Assessment
5.625%, due 5/1/44	1,500,000	1,512,450
6.00%, due 5/1/56	1,500,000	1,523,976
Sawyers Landing Community Development District, Special Assessment
3.75%, due 5/1/31	1,550,000	1,478,378
4.25%, due 5/1/53	3,000,000	2,539,497
Shingle Creek at Bronson Community Development District, Special Assessment
3.50%, due 6/15/41	1,000,000	898,970
South Broward Hospital District, Revenue Bonds
Series A
3.00%, due 5/1/51	17,550,000	13,660,329
Southern Groves Community Development District No. 5, Series 2024 Assessment Area, Special Assessment
5.70%, due 5/1/50	1,035,000	1,049,446
Stillwater Community Development District, 2021 Project, Special Assessment (d)
3.00%, due 6/15/31	410,000	376,898
3.50%, due 6/15/41	995,000	834,585
Tradition Community Development District No. 9, Special Assessment
3.00%, due 5/1/41	1,800,000	1,398,746
Two Lakes Community Development District, Special Assessment
5.00%, due 5/1/55 (g)	1,500,000	1,534,199
	Principal Amount	Value

Florida (continued)
Two Rivers North Community Development District, Special Assessment
5.25%, due 5/1/52	$ 1,500,000	$ 1,514,809
V-Dana Community Development District, Special Assessment
3.625%, due 5/1/41	1,040,000	910,210
Veranda Community Development District II, Special Assessment
3.60%, due 5/1/41 (d)	235,000	200,463
Viera Stewardship District, Village 2 Project, Special Assessment
Series 2
5.30%, due 5/1/43	2,340,000	2,401,165
Series 2
5.50%, due 5/1/54	3,000,000	3,067,769
Village Community Development District No. 15, Special Assessment (d)
4.55%, due 5/1/44	1,000,000	1,001,890
4.80%, due 5/1/55	3,250,000	3,249,917
5.00%, due 5/1/43	1,000,000	1,032,393
5.25%, due 5/1/54	1,800,000	1,859,520
Windward at Lakewood Ranch Community Development District, Phase 2 Project, Special Assessment
4.00%, due 5/1/42	1,765,000	1,547,599
4.25%, due 5/1/52	2,205,000	1,871,813
		309,216,656
Georgia 1.4%
Atlanta Urban Redevelopment Agency, Atlanta BeltLine Special Service District, Revenue Bonds
Insured: BAM
3.625%, due 7/1/42 (d)	5,355,000	4,829,634
Brookhaven Development Authority, Children's Healthcare of Atlanta, Revenue Bonds
Series A
4.00%, due 7/1/49	9,600,000	9,192,625
Columbia County Hospital Authority, WellStar Health System, Revenue Bonds
Series A
5.75%, due 4/1/53	10,500,000	11,738,814
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Georgia (continued)
DeKalb County Development Authority, GLOBE Academy, Inc. (The), Revenue Bonds
Series A
5.00%, due 6/1/50	$ 300,000	$ 300,530
Series A
5.00%, due 6/1/55	400,000	395,738
Series A
5.00%, due 6/1/63	1,315,000	1,273,759
Development Authority of Cobb County (The), Kennesaw State University, Revenue Bonds, Junior Lien
Series C
5.00%, due 7/15/38	85,000	86,039
Series C
5.00%, due 7/15/38	2,305,000	2,282,606
Fulton County Residential Care Facilities for the Elderly Authority, Lenbrook Square Foundation, Inc., Revenue Bonds
5.00%, due 7/1/36	3,500,000	3,537,671
Gainesville & Hall County Development Authority, Riverside Military Academy, Inc., Revenue Bonds
5.125%, due 3/1/52	1,500,000	1,038,827
George L Smith II Congress Center Authority, Convention Centre Hotel, Revenue Bonds, First Tier
Series A
4.00%, due 1/1/54	4,750,000	4,233,092
George L Smith II Congress Center Authority, Convention Centre Hotel, Revenue Bonds, Second Tier
Series B
5.00%, due 1/1/54 (d)	4,000,000	3,772,398
Main Street Natural Gas, Inc., Revenue Bonds
Series A
4.00%, due 5/15/39	6,550,000	6,086,483
Series A
5.00%, due 5/15/38	3,500,000	3,690,277
	Principal Amount	Value

Georgia (continued)
Municipal Electric Authority of Georgia, Project One Subordinated Bonds, Revenue Bonds
Series A, Insured: BAM
4.00%, due 1/1/49	$ 14,150,000	$ 13,517,921
Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project, Revenue Bonds
Series B
4.00%, due 1/1/49	11,335,000	10,306,915
Series B, Insured: BAM
4.00%, due 1/1/49	56,515,000	53,990,481
Municipal Electric Authority of Georgia, Revenue Bonds
Series A
4.00%, due 1/1/59	5,000,000	4,522,188
Series A, Insured: AGM
5.00%, due 7/1/48	1,500,000	1,586,180
		136,382,178
Guam 0.4%
Guam Department of Education, John F. Kennedy High School Refunding & Energy Efficiency Project, Certificate of Participation
Series A
4.25%, due 2/1/30	1,190,000	1,163,280
Series A
5.00%, due 2/1/40	4,825,000	4,737,025
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
5.00%, due 7/1/40	230,000	235,613
Series A
5.00%, due 1/1/50	7,370,000	7,557,480
Port Authority of Guam, Revenue Bonds
Series A
5.00%, due 7/1/48	4,850,000	4,892,954
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series F
4.00%, due 1/1/36	5,820,000	5,715,920
Series D
5.00%, due 11/15/32	2,000,000	2,020,646
Series D
5.00%, due 11/15/34	4,580,000	4,617,004

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Guam (continued)
Territory of Guam, Business Privilege Tax, Revenue Bonds (continued)
Series D
5.00%, due 11/15/35	$ 5,600,000	$ 5,640,671
		36,580,593
Hawaii 0.4%
Kauai County Community Facilities District No. 2008-1, Kukui'ula Development Project, Special Tax
4.375%, due 5/15/42	2,300,000	2,111,648
5.00%, due 5/15/49	4,250,000	4,094,876
5.00%, due 5/15/51	5,585,000	5,460,380
State of Hawaii, Department of Budget & Finance, Revenue Bonds
3.20%, due 7/1/39	2,750,000	2,250,701
State of Hawaii Department of Budget & Finance, Hawaiian Electric Co., Inc., Revenue Bonds (a)
Insured: AGM-CR
3.50%, due 10/1/49	25,800,000	20,575,188
Series B
4.00%, due 3/1/37	5,000,000	4,502,831
State of Hawaii Department of Budget & Finance, Chaminade University of Honolulu, Revenue Bonds
Series A
5.00%, due 1/1/45 (d)	1,500,000	1,333,796
		40,329,420
Idaho 0.1%
Idaho Health Facilities Authority, St Luke's Health System Project, Revenue Bonds
Series A
3.00%, due 3/1/51	8,750,000	6,521,772
Idaho Health Facilities Authority, Madison Memorial Hospital, Revenue Bonds
5.00%, due 9/1/37	2,100,000	2,100,325
	Principal Amount	Value

Idaho (continued)
Idaho Housing & Finance Association, Gem Prep: Meridian Project, Revenue Bonds
Series A, Insured: School Bond Guaranty
4.00%, due 5/1/57	$ 4,315,000	$ 3,614,087
		12,236,184
Illinois 9.4%
Bridgeview Finance Corp., Sales Tax, Revenue Bonds
Series A
5.00%, due 12/1/42	7,150,000	6,634,589
Chicago Board of Education, Capital Appreciation, School Reform, Unlimited General Obligation
Series A, Insured: NATL-RE
(zero coupon), due 12/1/27	5,125,000	4,551,959
Series B-1, Insured: NATL-RE
(zero coupon), due 12/1/30	12,900,000	10,057,352
Series A, Insured: NATL-RE
(zero coupon), due 12/1/31	170,000	126,452
Series B-1, Insured: NATL-RE
(zero coupon), due 12/1/31	1,095,000	814,502
Chicago Board of Education, Unlimited General Obligation
Series B
4.00%, due 12/1/38	3,750,000	3,427,498
Series A
4.00%, due 12/1/42	2,965,000	2,578,853
Series A
4.00%, due 12/1/43	4,000,000	3,438,826
Series A, Insured: BAM
4.00%, due 12/1/47	43,945,000	37,517,081
Series A
5.00%, due 12/1/30	3,500,000	3,628,777
Series B
5.00%, due 12/1/31	4,650,000	4,835,500
Series A
5.00%, due 12/1/37	13,405,000	13,680,550
Series A
5.00%, due 12/1/38	5,150,000	5,242,295
Series A
5.00%, due 12/1/42	12,905,000	12,688,004
Series D
5.00%, due 12/1/46	11,100,000	10,861,175
Series A
5.00%, due 12/1/47	33,695,000	33,223,381
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Illinois (continued)
Chicago Board of Education, Unlimited General Obligation (continued)
Series A
7.00%, due 12/1/44	$ 10,975,000	$ 11,215,142
Chicago Board of Education, Dedicated Capital Improvement, Unlimited General Obligation
Series C
5.00%, due 12/1/34	2,270,000	2,299,588
Series H
5.00%, due 12/1/36	1,915,000	1,931,497
Series G
5.00%, due 12/1/44	2,785,000	2,754,270
Series B
7.00%, due 12/1/42 (d)	9,600,000	10,289,809
Series A
7.00%, due 12/1/46 (d)	3,650,000	3,894,044
Chicago Board of Education, Dedicated Capital Improvement, Revenue Bonds
5.00%, due 4/1/35	1,615,000	1,660,677
5.00%, due 4/1/36	1,270,000	1,303,626
5.00%, due 4/1/46	4,650,000	4,691,822
5.75%, due 4/1/48	5,750,000	6,276,354
6.00%, due 4/1/46	41,400,000	42,872,230
Chicago Board of Education, Project, Unlimited General Obligation
Series C
5.25%, due 12/1/39	1,405,000	1,405,078
Chicago Board of Education Dedicated Capital Improvement Tax, Dedicated Capital Improvement, Revenue Bonds
Insured: BAM
5.00%, due 4/1/42	3,500,000	3,566,927
Chicago O'Hare International Airport, TrIPs Obligated Group, Revenue Bonds
5.00%, due 7/1/38 (a)	1,500,000	1,523,649
Chicago O'Hare International Airport, General, Revenue Bonds, Senior Lien
Series A, Insured: AGM
5.50%, due 1/1/53 (a)	4,690,000	4,960,484
	Principal Amount	Value

Illinois (continued)
City of Chicago, City Colleges Capital Improvement Project, Unlimited General Obligation
Insured: NATL-RE
(zero coupon), due 1/1/34	$ 300,000	$ 203,366
City of Chicago, Waterworks, Revenue Bonds, Second Lien
4.00%, due 11/1/37	3,145,000	3,147,051
City of Chicago, Unlimited General Obligation
Series A
5.00%, due 1/1/39	5,650,000	5,784,250
Series A
5.00%, due 1/1/40	3,900,000	3,989,105
Series A
5.00%, due 1/1/44	11,150,000	11,293,569
Series A
5.50%, due 1/1/49	17,950,000	18,446,158
Series A
6.00%, due 1/1/38	38,545,000	39,946,546
City of Chicago, Taxable Project, Unlimited General Obligation
Series B
5.50%, due 1/1/31	2,360,000	2,363,219
Series D
5.50%, due 1/1/37	3,500,000	3,501,692
Series A
5.75%, due 1/1/34	3,550,000	3,675,523
City of Galesburg, Knox College Project, Revenue Bonds
Series A
4.00%, due 10/1/46	6,700,000	5,837,076
Illinois Finance Authority, Midwestern University Foundation, Revenue Bonds
Series A
2.25%, due 7/1/33 (a)	500,000	408,381
Illinois Finance Authority, University of Illinois Health Services, Revenue Bonds
4.00%, due 10/1/50	13,850,000	12,472,036
4.00%, due 10/1/55	8,900,000	7,825,418
Illinois Finance Authority, Bradley University, Revenue Bonds
Series A
4.00%, due 8/1/51	3,225,000	2,725,339

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Illinois (continued)
Illinois Finance Authority, Learn Charter School Project, Revenue Bonds
4.00%, due 11/1/51	$ 1,600,000	$ 1,374,251
4.00%, due 11/1/56	750,000	631,030
Illinois Finance Authority, Rosalind Franklin University of Medicine & Science, Revenue Bonds
Series C
4.25%, due 8/1/42	2,900,000	2,713,590
Illinois Finance Authority, Noble Network Charter Schools, Revenue Bonds
5.00%, due 9/1/32	1,830,000	1,830,967
Illinois Finance Authority, Friendship Village Schaumburg, Revenue Bonds (c)(e)
5.00%, due 2/15/37	7,375,000	1,696,250
5.125%, due 2/15/45	5,715,000	1,314,450
Illinois Finance Authority, Columbia College Chicago, Revenue Bonds
Series A
5.00%, due 12/1/37	9,650,000	9,397,959
Illinois Finance Authority, Christian Homes, Inc., Revenue Bonds
5.00%, due 5/15/40 (c)	1,265,000	746,350
Illinois Finance Authority, Franciscan Communities, Inc., Revenue Bonds
Series A
5.00%, due 5/15/47	1,155,000	1,155,519
Illinois Finance Authority, Chicago International School Project, Revenue Bonds
Series A
5.00%, due 12/1/47	3,000,000	3,011,821
Illinois Finance Authority, Rosalind Franklin University of Medicine and Science, Revenue Bonds
Series C
5.00%, due 8/1/49	1,300,000	1,304,247
	Principal Amount	Value

Illinois (continued)
Illinois Finance Authority, Student Housing & Academic Facility, CHF-Chicago LLC, University of Illinois at Chicago Project, Revenue Bonds
Series A
5.00%, due 2/15/50	$ 7,985,000	$ 8,019,375
Illinois Finance Authority, Roosevelt University, Revenue Bonds (d)
Series A
6.00%, due 4/1/38	2,990,000	3,019,777
Series A
6.125%, due 4/1/49	2,355,000	2,357,100
Macon County School District No. 61, Unlimited General Obligation
Series C, Insured: AGM
4.00%, due 1/1/40	2,500,000	2,494,949
Series C, Insured: AGM
4.00%, due 1/1/45	2,875,000	2,735,435
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds
Series A, Insured: AGM-CR
(zero coupon), due 6/15/30	5,675,000	4,678,795
Series A, Insured: NATL-RE
(zero coupon), due 12/15/32	37,700,000	27,860,451
Series A, Insured: NATL-RE
(zero coupon), due 6/15/33	1,165,000	843,075
Series A, Insured: NATL-RE
(zero coupon), due 12/15/33	2,250,000	1,594,047
Series A, Insured: NATL-RE
(zero coupon), due 6/15/34	45,315,000	31,419,989
Series A, Insured: NATL-RE
(zero coupon), due 12/15/36	33,795,000	20,845,158
Series A, Insured: NATL-RE
(zero coupon), due 6/15/37	6,000,000	3,613,510
Series A
(zero coupon), due 6/15/37	3,000,000	1,806,755
Series A, Insured: NATL-RE
(zero coupon), due 12/15/37	29,910,000	17,604,245
Series A, Insured: NATL-RE
(zero coupon), due 6/15/38	14,365,000	8,237,050
Series A
(zero coupon), due 12/15/39	3,500,000	1,867,845
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Illinois (continued)
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds (continued)
Series A, Insured: AGM-CR NATL-RE
(zero coupon), due 12/15/40	$ 27,700,000	$ 14,573,183
Series B-1, Insured: AGM
(zero coupon), due 6/15/44	13,660,000	6,001,720
Series B-1, Insured: AGM
(zero coupon), due 6/15/47	6,270,000	2,337,578
Series B
(zero coupon), due 12/15/50	37,865,000	11,438,433
Series B
(zero coupon), due 12/15/51	57,100,000	16,442,213
Series A, Insured: AGM
(zero coupon), due 12/15/52	6,180,000	1,752,830
Series B, Insured: BAM
(zero coupon), due 12/15/54	56,510,000	14,579,512
Series A, Insured: BAM
(zero coupon), due 12/15/56	51,050,000	11,962,424
Series A, Insured: AGM-CR
(zero coupon), due 12/15/56	22,250,000	5,213,789
Series B, Insured: AGM
(zero coupon), due 12/15/56	10,000,000	2,343,276
Series A, Insured: BAM
4.00%, due 12/15/42	2,500,000	2,464,618
Series A
4.00%, due 6/15/50	27,450,000	25,352,911
Series A
4.00%, due 6/15/52	27,500,000	25,169,119
Series B
5.00%, due 6/15/42	1,430,000	1,494,172
Series A
5.00%, due 6/15/50	1,000,000	1,023,727
Metropolitan Pier & Exposition Authority, Mccormick Place Expansion Project, Revenue Bonds
Series A
(zero coupon), due 12/15/38	3,750,000	2,099,641
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Capital Appreciation, Revenue Bonds
Series B-1, Insured: AGM
(zero coupon), due 6/15/43	32,130,000	14,832,593
	Principal Amount	Value

Illinois (continued)
Metropolitan Pier & Exposition Authority, Revenue Bonds
Series B-1, Insured: AGM
(zero coupon), due 6/15/45	$ 3,150,000	$ 1,319,043
Northern Illinois University, Auxiliary Facilities System, Revenue Bonds
Insured: BAM
4.00%, due 10/1/40	1,245,000	1,202,494
Insured: BAM
4.00%, due 10/1/41	1,660,000	1,596,433
Sangamon County Water Reclamation District, Alternative Revenue Source, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 1/1/49	13,600,000	12,937,608
State of Illinois, Unlimited General Obligation
Series A
4.00%, due 3/1/40	1,360,000	1,328,472
Series C
4.00%, due 10/1/40	1,500,000	1,460,245
Insured: BAM
4.00%, due 6/1/41	27,720,000	26,992,267
Series C
4.00%, due 10/1/41	7,550,000	7,286,310
Series C
4.00%, due 10/1/42	8,650,000	8,277,520
Series C
4.25%, due 10/1/45	23,200,000	22,405,553
Series A
4.50%, due 12/1/41	6,425,000	6,435,395
Series A
5.00%, due 12/1/27	2,315,000	2,438,172
Series B
5.00%, due 12/1/27	8,915,000	9,389,331
5.00%, due 2/1/28	2,700,000	2,805,236
Series C
5.00%, due 11/1/29	14,135,000	14,788,650
Series A
5.00%, due 12/1/31	1,485,000	1,546,265
Series A
5.00%, due 12/1/39	2,400,000	2,459,667
Series A
5.00%, due 5/1/40	2,000,000	2,053,151
5.75%, due 5/1/45	16,820,000	18,262,513

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Illinois (continued)
State of Illinois, Rebuild Illinois Program, Unlimited General Obligation
Series C
4.00%, due 11/1/41	$ 19,300,000	$ 18,612,540
Upper Illinois River Valley Development Authority, Morris Hospital Obligated Group, Revenue Bonds
5.00%, due 12/1/43	1,600,000	1,612,609
5.00%, due 12/1/48	13,055,000	13,067,752
Village of Bellwood, Bellwood Workforce Housing Project, Tax Allocation
5.00%, due 12/1/50	1,750,000	1,773,274
Village of Bridgeview, Unlimited General Obligation
Series A
5.125%, due 12/1/44	100,000	92,210
Series A
5.50%, due 12/1/43	1,545,000	1,501,536
Series A
5.50%, due 12/1/43	1,260,000	1,224,553
Series A
5.625%, due 12/1/41	3,940,000	3,934,975
Series A
5.75%, due 12/1/35	2,705,000	2,717,006
Village of Oak Lawn, Corporate Purpose, Unlimited General Obligation
Insured: NATL-RE
4.40%, due 12/1/26	400,000	393,351
Insured: NATL-RE
4.45%, due 12/1/28	430,000	416,265
Insured: NATL-RE
4.50%, due 12/1/30	475,000	475,025
Insured: NATL-RE
4.50%, due 12/1/32	520,000	485,528
Insured: NATL-RE
4.50%, due 12/1/34	575,000	575,068
Village of Riverdale, Unlimited General Obligation
8.00%, due 10/1/36	1,555,000	1,558,514
Village of Romeoville, Lewis University, Revenue Bonds
Series B
4.125%, due 10/1/46	3,600,000	3,042,478
	Principal Amount	Value

Illinois (continued)
Village of Romeoville, Lewis University, Revenue Bonds (continued)
Series B
5.00%, due 10/1/36	$ 1,000,000	$ 999,363
Series B
5.00%, due 10/1/39	1,275,000	1,264,881
		897,557,702
Indiana 0.6%
City of Mount Vernon, Southern Indiana Gas & Electric Co., Revenue Bonds
4.25%, due 9/1/55 (a)(b)	7,750,000	7,816,620
County of Warrick, Southern Indiana Gas & Electric Co., Revenue Bonds
4.25%, due 9/1/55 (a)(b)	7,350,000	7,413,182
Indiana Finance Authority, Marian University, Inc., Revenue Bonds
Series A
4.00%, due 9/15/44	1,090,000	936,923
Indiana Finance Authority, University of Indianapolis Education Facilities Project, Revenue Bonds
5.00%, due 10/1/43	2,000,000	2,009,662
Indiana Finance Authority, BHI Senior Living, Inc., Revenue Bonds
Series A
5.00%, due 11/15/48	4,650,000	4,666,752
Series A
5.00%, due 11/15/53	4,100,000	4,093,670
Indiana Finance Authority, Margaret Mary Community Hospital Obligated Group, Revenue Bonds
Series A
5.75%, due 3/1/54	7,250,000	7,769,130
Indiana Finance Authority, United States Steel Corp., Revenue Bonds
Series A
6.75%, due 5/1/39 (a)	1,250,000	1,435,353
Terre Haute Sanitary District, Revenue Bonds
5.25%, due 9/28/28	20,250,000	20,253,714
		56,395,006
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Iowa 1.0%
City of Coralville, Annual Appropriation, Revenue Bonds
Series B
4.25%, due 5/1/37	$ 890,000	$ 740,269
Series C
5.00%, due 5/1/42	6,900,000	6,898,503
City of Coralville, Annual Appropriation, Tax Allocation
Series C
4.50%, due 5/1/47	2,930,000	2,688,819
Iowa Finance Authority, Iowa Fertilizer Co. Project, Revenue Bonds
5.00%, due 12/1/50	15,235,000	17,411,559
Iowa Higher Education Loan Authority, Des Moines University Project, Revenue Bonds
4.00%, due 10/1/45	13,850,000	12,765,314
Iowa Student Loan Liquidity Corp., Revenue Bonds
Series C
5.00%, due 12/1/54 (a)	2,500,000	2,402,730
Iowa Tobacco Settlement Authority, Capital Appreciation, Revenue Bonds
Series B-2, Class 2
(zero coupon), due 6/1/65	230,200,000	34,800,577
Iowa Tobacco Settlement Authority, Revenue Bonds
Series A-2, Class 1
4.00%, due 6/1/49	9,905,000	9,266,464
Series B-1, Class 2
4.00%, due 6/1/49	500,000	495,348
State of Iowa Board of Regents, University of Iowa Hospitals & Clinics, Revenue Bonds
Series B
3.00%, due 9/1/61	8,700,000	6,426,959
		93,896,542
Kansas 0.3%
City of Manhattan, Meadowlark Hills Retirement Community, Revenue Bonds
Series A
4.00%, due 6/1/46	1,000,000	859,366
	Principal Amount	Value

Kansas (continued)
Wyandotte County-Kansas City Unified Government, Vacation Village Project Area 4 - Major Multi-Sport Athletic Complex Project, Revenue Bonds
(zero coupon), due 9/1/34 (d)	$ 49,555,000	$ 21,283,372
Series A
5.00%, due 9/1/27	3,900,000	3,840,393
		25,983,131
Kentucky 1.2%
City of Campbellsville, Campbellsville University Project, Revenue Bonds
5.00%, due 3/1/39	4,430,000	4,371,742
City of Columbia, Lindsey Wilson College Project, Revenue Bonds
5.00%, due 12/1/33	3,355,000	3,374,016
City of Henderson, Pratt Paper LLC Project, Revenue Bonds (a)(d)
Series A
4.45%, due 1/1/42	7,950,000	7,781,346
Series B
4.45%, due 1/1/42	8,950,000	8,760,131
Series A
4.70%, due 1/1/52	14,155,000	13,877,321
Series B
4.70%, due 1/1/52	4,350,000	4,264,666
County of Knott, Revenue Bonds
4.00%, due 3/28/44 (a)(b)(d)	28,000,000	27,992,152
Kentucky Economic Development Finance Authority, Owensboro Health, Revenue Bonds
Series A
5.00%, due 6/1/45	13,500,000	13,575,379
Kentucky Municipal Power Agency, Prairie State Project, Revenue Bonds
Series A
4.00%, due 9/1/45	31,335,000	28,129,727
		112,126,480
Louisiana 0.9%
Calcasieu Parish Memorial Hospital Service District, Lake Charles Memorial Hospital Project, Revenue Bonds
5.00%, due 12/1/39	1,475,000	1,452,519

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Louisiana (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority, Peoples of Bastrop LLC Project, Revenue Bonds
5.625%, due 6/15/51 (d)	$ 2,500,000	$ 2,176,117
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Obligated Group, Revenue Bonds
5.00%, due 5/15/47	4,700,000	4,714,448
Louisiana Public Facilities Authority, Calcasieu Bridge Partners LLC, Revenue Bonds, Senior Lien (a)
5.00%, due 9/1/66	50,000,000	51,048,580
5.75%, due 9/1/64	27,750,000	30,044,054
		89,435,718
Maine 0.0% ‡
City of Portland, General Airport, Green Bond, Revenue Bonds
4.00%, due 1/1/40	1,150,000	1,141,732
Maryland 1.0%
County of Baltimore, Oak Crest Village, Inc. Facility, Revenue Bonds
4.00%, due 1/1/45	4,000,000	3,654,077
County of Frederick, Oakdale Lake Linganore Project, Special Tax
3.75%, due 7/1/39	1,410,000	1,254,477
County of Frederick, Technology Park Project TIF Development District, Special Tax
Series B
4.625%, due 7/1/43 (d)	10,530,000	10,181,968
County of Frederick, Mount St Mary's University, Inc., Revenue Bonds (d)
Series A
5.00%, due 9/1/37	5,190,000	5,199,148
Series A
5.00%, due 9/1/45	4,145,000	3,978,880
Maryland Economic Development Corp., Port Convington Project, Tax Allocation
4.00%, due 9/1/50	6,750,000	5,713,585
	Principal Amount	Value

Maryland (continued)
Maryland Economic Development Corp., Purple Line Light Project, Green Bond, Revenue Bonds
Series B
5.25%, due 6/30/47 (a)	$ 34,650,000	$ 36,272,316
Maryland Health & Higher Educational Facilities Authority, Stevenson University, Inc., Revenue Bonds
Series A
4.00%, due 6/1/46	750,000	680,095
Maryland Health & Higher Educational Facilities Authority, Adventist Healthcare Obligated Group, Revenue Bonds
Series B, Insured: BAM
4.00%, due 1/1/51	20,110,000	18,826,894
Maryland Health & Higher Educational Facilities Authority, Stevenson University, Inc. Project, Revenue Bonds
Series A
4.00%, due 6/1/55	900,000	794,500
Maryland Health & Higher Educational Facilities Authority, Broadmead Issue, Revenue Bonds
Series A
5.00%, due 7/1/38	1,000,000	1,037,098
Series A
5.00%, due 7/1/48	3,000,000	3,061,178
Maryland Health & Higher Educational Facilities Authority, Meritus Medical Center Issue, Revenue Bonds
5.00%, due 7/1/45	4,000,000	4,015,200
Maryland Health & Higher Educational Facilities Authority, Green Street Academy Inc., Revenue Bonds (d)
Series A
5.125%, due 7/1/37	1,260,000	1,266,607
Series A
5.375%, due 7/1/52	1,530,000	1,530,818
Maryland Health & Higher Educational Facilities Authority, Edenwald Issue, Revenue Bonds
5.25%, due 1/1/37	1,000,000	1,005,330
		98,472,171
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Massachusetts 0.9%
Massachusetts Development Finance Agency, Wellforce Obligated Group, Revenue Bonds
Series C, Insured: AGM
4.00%, due 10/1/45	$ 2,150,000	$ 2,057,659
Massachusetts Development Finance Agency, Equitable School Revolving Fund LLC, Revenue Bonds
Series C
4.00%, due 11/1/46	1,500,000	1,454,417
Series C
4.00%, due 11/1/51	20,000	18,975
Massachusetts Development Finance Agency, Linden Ponds, Inc., Revenue Bonds (d)
5.00%, due 11/15/33	3,000,000	3,119,391
5.125%, due 11/15/46	5,600,000	5,735,907
Massachusetts Development Finance Agency, Milford Regional Medical Center, Revenue Bonds (d)
Series G
5.00%, due 7/15/35	270,000	283,649
Series G
5.00%, due 7/15/36	235,000	246,784
Series G
5.00%, due 7/15/46	1,100,000	1,121,722
Massachusetts Development Finance Agency, UMass Dartmouth Student Housing Project, Revenue Bonds
5.00%, due 10/1/38	1,215,000	1,230,887
5.00%, due 10/1/43	2,000,000	2,011,211
5.00%, due 10/1/48	7,650,000	7,679,347
5.00%, due 10/1/54	15,400,000	15,410,183
Massachusetts Development Finance Agency, Dexter Southfield, Revenue Bonds
5.00%, due 5/1/41	2,700,000	2,706,916
Massachusetts Development Finance Agency, Ascentria Care Alliance Project, Revenue Bonds
5.00%, due 7/1/41 (d)	3,875,000	3,582,181
	Principal Amount	Value

Massachusetts (continued)
Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group, Revenue Bonds
Series L
5.00%, due 7/1/44	$ 8,105,000	$ 8,196,026
Series I
5.00%, due 7/1/46	2,000,000	2,012,532
Massachusetts Development Finance Agency, UMass Boston Student Housing Project, Revenue Bonds
5.00%, due 10/1/48	10,040,000	10,068,654
Massachusetts Educational Financing Authority, Educational Loan, Revenue Bonds (a)
Series B
2.00%, due 7/1/37	2,730,000	2,342,059
Series C
3.00%, due 7/1/51	7,305,000	5,092,616
Massachusetts Educational Financing Authority, Revenue Bonds, Senior Lien
Series B
3.00%, due 7/1/35 (a)	490,000	488,761
Massachusetts Educational Financing Authority, Revenue Bonds
Series D
5.00%, due 7/1/54 (a)	10,000,000	9,894,571
Town of Stoneham, Limited General Obligation
2.25%, due 1/15/40	4,030,000	3,082,358
		87,836,806
Michigan 2.4%
Calhoun County Hospital Finance Authority, Oaklawn Hospital, Revenue Bonds
5.00%, due 2/15/41	3,415,000	3,404,861
5.00%, due 2/15/47	3,000,000	2,886,902
Chandler Park Academy, Revenue Bonds
5.125%, due 11/1/30	940,000	935,015
5.125%, due 11/1/35	605,000	593,594
City of Detroit, Unlimited General Obligation
5.00%, due 4/1/27	850,000	883,522

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Michigan (continued)
City of Detroit, Unlimited General Obligation (continued)
5.00%, due 4/1/31	$ 1,000,000	$ 1,042,844
5.00%, due 4/1/33	1,200,000	1,246,675
5.00%, due 4/1/35	1,000,000	1,035,344
5.00%, due 4/1/37	1,100,000	1,135,518
5.00%, due 4/1/38	850,000	876,192
5.50%, due 4/1/45	1,100,000	1,158,468
5.50%, due 4/1/50	6,240,000	6,525,958
City of Detroit, Water Supply System, Revenue Bonds, Second Lien
Series B, Insured: NATL-RE
5.00%, due 7/1/34	10,000	10,014
Detroit Service Learning Academy, Revenue Bonds
4.00%, due 7/1/31	1,555,000	1,517,918
4.00%, due 7/1/41	3,600,000	3,125,767
Great Lakes Water Authority, Water Supply System, Revenue Bonds, Second Lien
Series B
5.00%, due 7/1/46	3,000,000	3,042,761
Kentwood Economic Development Corp., Holland Home Obligated Group, Revenue Bonds
5.00%, due 11/15/41	2,085,000	2,094,165
Michigan Finance Authority, Tobacco Settlement Asset-Backed, Capital Appreciation, Revenue Bonds, Senior Lien
Series B
(zero coupon), due 6/1/45	48,300,000	12,454,759
Michigan Finance Authority, Tobacco Settlement Asset-Backed, Revenue Bonds, Senior Lien
Series B-2, Class 2
(zero coupon), due 6/1/65 (f)	287,185,000	31,509,335
Michigan Finance Authority, Calvin University Obligated Group, Revenue Bonds
4.00%, due 9/1/46	4,470,000	4,108,146
Michigan Finance Authority, Wayne County Criminal Justice Center Project, Revenue Bonds, Senior Lien
4.00%, due 11/1/48	6,650,000	6,284,404
	Principal Amount	Value

Michigan (continued)
Michigan Finance Authority, Henry Ford Health System, Revenue Bonds
Series A
4.00%, due 11/15/50	$ 4,945,000	$ 4,472,392
Michigan Finance Authority, Great Lakes Water Authority Sewage Disposal System, Revenue Bonds
Series C
5.00%, due 7/1/35	2,000,000	2,015,103
Michigan Finance Authority, College for Creative Studies, Revenue Bonds
5.00%, due 12/1/36	1,000,000	1,000,054
5.00%, due 12/1/40	1,700,000	1,666,156
5.00%, due 12/1/45	4,400,000	4,192,613
Michigan Finance Authority, Lawrence Technological University, Revenue Bonds
5.00%, due 2/1/37	1,550,000	1,549,666
5.25%, due 2/1/32	3,350,000	3,385,155
Michigan Finance Authority, Local Government Loan Program, Public Lightning Local Project, Revenue Bonds
Series B
5.00%, due 7/1/44	4,000,000	4,002,450
Michigan Finance Authority, Landmark Academy, Revenue Bonds
5.00%, due 6/1/45	2,920,000	2,751,587
Michigan Finance Authority, Presbyterian Villages of Michigan Obligated Group, Revenue Bonds
5.50%, due 11/15/45	1,025,000	927,894
Michigan Finance Authority, Universal Learning Academy, Revenue Bonds
5.75%, due 11/1/40	2,630,000	2,639,299
Michigan Finance Authority, Public School Academy-Voyageur, Revenue Bonds
5.90%, due 7/15/46 (d)	1,860,000	1,470,028
Michigan Municipal Bond Authority, Local Government Loan Program, Revenue Bonds
Series A, Insured: AMBAC
4.50%, due 5/1/31	305,000	302,796
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Michigan (continued)
Michigan Strategic Fund, Holland Home Obligated Group, Revenue Bonds
5.00%, due 11/15/42	$ 1,765,000	$ 1,766,653
5.00%, due 11/15/43	2,220,000	2,219,829
Michigan Strategic Fund, I-75 Improvement Project, Revenue Bonds
5.00%, due 6/30/48 (a)	24,480,000	24,816,172
Michigan Tobacco Settlement Finance Authority, Capital Appreciation, Revenue Bonds
Series B
(zero coupon), due 6/1/46	272,855,000	37,048,388
Series B
(zero coupon), due 6/1/52	23,170,000	3,016,143
Series C
(zero coupon), due 6/1/58	387,050,000	11,566,912
Richfield Public School Academy, Revenue Bonds
4.00%, due 9/1/30	750,000	706,138
State of Michigan, Trunk Line, Revenue Bonds
5.50%, due 11/15/49	31,180,000	35,002,911
Summit Academy North, Michigan Public School Academy, Revenue Bonds
4.00%, due 11/1/41	2,875,000	2,514,526
		234,905,027
Minnesota 0.9%
City of Crookston, Riverview Healthcare Project, Revenue Bonds
5.00%, due 5/1/51	6,390,000	3,883,666
City of Forest Lake, Lakes International Language Academy Project, Revenue Bonds
Series A
5.25%, due 8/1/43	300,000	305,013
Series A
5.375%, due 8/1/50	1,250,000	1,265,811
City of Ham Lake, Parnassus Preparatory School Project, Revenue Bonds
Series A
5.00%, due 11/1/47	3,250,000	3,251,718
	Principal Amount	Value

Minnesota (continued)
City of Independence, Global Academy Project, Revenue Bonds
Series A
4.00%, due 7/1/51	$ 1,400,000	$ 1,169,642
Series A
4.00%, due 7/1/56	1,080,000	882,630
City of Minneapolis, Twin Cities International School Project, Revenue Bonds
Series A
5.00%, due 12/1/47 (d)	3,785,000	3,738,884
City of Rochester, Samaritan Bethany, Inc. Project, Revenue Bonds
Series A
5.00%, due 8/1/48	925,000	783,813
Duluth Economic Development Authority, Essentia Health Obligated Group, Revenue Bonds
Series A
5.00%, due 2/15/53	15,350,000	15,538,606
Series A
5.25%, due 2/15/53	22,465,000	22,910,598
Series A
5.25%, due 2/15/58	16,165,000	16,491,722
Duluth Economic Development Authority, St. Luke's Hospital of Duluth, Revenue Bonds
Series B
5.25%, due 6/15/42	4,000,000	4,370,283
Series B
5.25%, due 6/15/47	3,000,000	3,232,877
Series B
5.25%, due 6/15/52	4,750,000	5,101,592
		82,926,855
Mississippi 0.0% ‡
Mississippi Business Finance Corp., System Energy Resources, Inc. Project, Revenue Bonds
2.375%, due 6/1/44	6,700,000	4,253,187
Missouri 0.6%
Branson Industrial Development Authority, Tax Increment, Branson Landing-Retail Project, Tax Allocation
5.50%, due 6/1/29	2,290,000	2,213,162

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
28	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Missouri (continued)
Cape Girardeau County Industrial Development Authority, Southeast Health, Revenue Bonds
4.00%, due 3/1/41	$ 530,000	$ 507,847
4.00%, due 3/1/46	1,695,000	1,592,767
City of Lees Summit, Department of Airports, Summit Fair Project, Tax Allocation
4.875%, due 11/1/37 (d)	3,045,000	2,796,978
Health & Educational Facilities Authority of the State of Missouri, Maryville University of St. Louis, Revenue Bonds
Series A
4.00%, due 6/15/41	3,300,000	2,997,662
Series A
5.00%, due 6/15/45	3,270,000	3,283,583
Health & Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Project, Revenue Bonds
4.00%, due 2/1/42	3,750,000	3,548,066
Health & Educational Facilities Authority of the State of Missouri, Lake Regional Health System, Revenue Bonds
4.00%, due 2/15/51	2,125,000	1,834,521
Health & Educational Facilities Authority of the State of Missouri, Mercy Health, Revenue Bonds
4.00%, due 6/1/53	6,915,000	6,492,570
5.00%, due 12/1/52	4,400,000	4,608,205
Health & Educational Facilities Authority of the State of Missouri, Capital Region Medical Center, Revenue Bonds
5.00%, due 11/1/40	1,850,000	2,015,818
Kansas City Industrial Development Authority, Airport, Revenue Bonds
Series A, Insured: AGM
4.00%, due 3/1/57 (a)	2,400,000	2,170,498
Kansas City Industrial Development Authority, Historic Northeast Redevelopment Area, Revenue Bonds (d)
Series A-1
5.00%, due 6/1/46	1,875,000	1,856,214
	Principal Amount	Value

Missouri (continued)
Kansas City Industrial Development Authority, Historic Northeast Redevelopment Area, Revenue Bonds (d) (continued)
Series A-1
5.00%, due 6/1/54	$ 1,250,000	$ 1,214,061
Kansas City Land Clearance Redevelopment Authority, Convention Center Hotel Project, Tax Allocation
Series B
5.00%, due 2/1/40 (d)	4,700,000	4,542,348
Lees Summit Industrial Development Authority, Fair Community Improvement District, Special Assessment
5.00%, due 5/1/35	695,000	632,155
6.00%, due 5/1/42	2,800,000	2,582,505
Maryland Heights Industrial Development Authority, St. Louis Community Ice Center Project, Revenue Bonds
Series A
5.00%, due 3/15/49	7,500,000	6,078,779
Springfield School District No. R-12, Unlimited General Obligation
2.25%, due 3/1/40	2,000,000	1,479,883
St. Louis County Industrial Development Authority, Nazareth Living Center Project, Revenue Bonds
Series A
5.125%, due 8/15/45	1,900,000	1,763,384
St. Louis Land Clearance for Redevelopment Authority, Scottrade Center Project, Revenue Bonds
Series A
5.00%, due 4/1/48	2,000,000	2,019,057
		56,230,063
Montana 0.2%
City of Forsyth, NorthWestern Corp., Revenue Bonds
3.875%, due 7/1/28	9,750,000	9,897,100
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Montana (continued)
County of Gallatin, Bozeman Fiber Project, Revenue Bonds (d)
Series A
4.00%, due 10/15/41	$ 500,000	$ 396,476
Series A
4.00%, due 10/15/46	2,500,000	1,851,979
Series A
4.00%, due 10/15/51	3,750,000	2,659,429
Montana Facility Finance Authority, Kalispell Regional Medical Center, Revenue Bonds
Series B
5.00%, due 7/1/48	5,465,000	5,483,139
		20,288,123
Nebraska 0.0% ‡
County of Douglas, Creighton University, Revenue Bonds
Series A
3.00%, due 7/1/51	2,500,000	1,823,285
Nevada 0.3%
Carson City, Carson Tahoe Regional Healthcare Obligated Group, Revenue Bonds
5.00%, due 9/1/47	2,320,000	2,342,212
City of Reno, Sales Tax, Transportation Rail Access Corridor Project, Revenue Bonds
Series C
(zero coupon), due 7/1/58 (d)	12,500,000	1,758,791
City of Reno, Sales Tax, Transportation Rail Access Corridor Project, Revenue Bonds, First Lien
Series A
4.00%, due 6/1/43	2,500,000	2,425,737
City of Reno, Sales Tax, Revenue Bonds
Series D
(zero coupon), due 7/1/58 (d)	9,000,000	970,340
Las Vegas Redevelopment Agency, Tax Allocation
5.00%, due 6/15/45	2,750,000	2,763,191
	Principal Amount	Value

Nevada (continued)
State of Nevada Department of Business & Industry, Somerset Academy of Las Vegas, Revenue Bonds
Series A
5.00%, due 12/15/48 (d)	$ 4,215,000	$ 4,140,160
Tahoe-Douglas Visitors Authority, Revenue Bonds
5.00%, due 7/1/30	2,755,000	2,918,089
5.00%, due 7/1/34	2,000,000	2,087,570
5.00%, due 7/1/45	5,050,000	5,122,772
		24,528,862
New Hampshire 1.7%
Manchester Housing and Redevelopment Authority, Inc., Revenue Bonds
Series B, Insured: BAM
(zero coupon), due 1/1/26	1,995,000	1,883,112
Series B, Insured: BAM
(zero coupon), due 1/1/27	2,380,000	2,133,568
New Hampshire Business Finance Authority, Waste Management, Inc. Project, Revenue Bonds (a)
Series A-3
(zero coupon), due 7/1/33	35,000,000	35,026,344
Series A
4.50%, due 10/1/33 (b)	36,200,000	36,245,156
New Hampshire Business Finance Authority, Springpoint Senior Living Project, Revenue Bonds
4.00%, due 1/1/51	7,850,000	6,599,743
New Hampshire Business Finance Authority, Ascentria Care Alliance Project, Revenue Bonds (d)
5.00%, due 7/1/51	2,000,000	1,721,197
5.00%, due 7/1/56	910,000	765,858
New Hampshire Business Finance Authority, The Vista Project, Revenue Bonds
Series A
5.75%, due 7/1/54 (d)	1,500,000	1,502,806
New Hampshire Business Finance Authority, Wheeling Power Co., Revenue Bonds
Series A
6.89%, due 4/1/34 (d)	70,000,000	72,241,974

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
30	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New Hampshire (continued)
New Hampshire Health and Education Facilities Authority Act, Kendal at Hanover, Revenue Bonds
5.00%, due 10/1/46	$ 1,800,000	$ 1,823,194
		159,942,952
New Jersey 3.1%
Camden County Improvement Authority (The), Camden School Prep Project, Revenue Bonds
5.00%, due 7/15/52 (d)	2,000,000	2,009,574
Essex County Improvement Authority, North Star Academy Charter School of Newark, Inc., Revenue Bonds
4.00%, due 7/15/50 (d)	2,450,000	2,190,335
4.00%, due 6/15/51	1,100,000	1,012,990
4.00%, due 7/15/60 (d)	8,155,000	7,059,400
Series A
4.00%, due 8/1/60 (d)	3,755,000	3,250,280
New Jersey Economic Development Authority, School Facilities Construction, Revenue Bonds
Series LLL
5.00%, due 6/15/36	5,200,000	5,516,733
Series LLL
5.00%, due 6/15/44	1,000,000	1,040,458
Series LLL
5.00%, due 6/15/49	6,790,000	7,020,468
New Jersey Economic Development Authority, Provident Group-Kean Properties LLC, Revenue Bonds
Series A
5.00%, due 7/1/37	2,650,000	2,662,233
Series A
5.00%, due 7/1/47	3,095,000	3,069,909
New Jersey Economic Development Authority, State Government Buildings Project, Revenue Bonds
Series C
5.00%, due 6/15/42	8,860,000	9,085,556
New Jersey Economic Development Authority, Port Newark Container Terminal LLC, Revenue Bonds
5.00%, due 10/1/47 (a)	15,905,000	16,063,215
	Principal Amount	Value

New Jersey (continued)
New Jersey Economic Development Authority, Provident Group-Rowan Properties LLC, Revenue Bonds
Series A
5.00%, due 1/1/48	$ 11,985,000	$ 11,415,528
New Jersey Economic Development Authority, The Goethals Bridge Replacement Project, Revenue Bonds (a)
5.125%, due 1/1/34	3,000,000	3,002,940
Insured: AGM
5.125%, due 7/1/42	1,705,000	1,706,327
5.375%, due 1/1/43	12,105,000	12,114,097
New Jersey Economic Development Authority, Continental Airlines, Inc. Project, Revenue Bonds
Series B
5.625%, due 11/15/30 (a)	10,335,000	10,384,985
New Jersey Economic Development Authority, NYNJ Link Borrower LLC, Revenue Bonds
5.625%, due 1/1/52 (a)	16,695,000	16,708,102
New Jersey Economic Development Authority, Team Academy Charter School Project, Revenue Bonds
6.00%, due 10/1/43	2,055,000	2,057,255
New Jersey Educational Facilities Authority, St Elizabeth University, Revenue Bonds
Series D
5.00%, due 7/1/46	905,000	811,408
New Jersey Higher Education Student Assistance Authority, Revenue Bonds
Series C
5.25%, due 12/1/54 (a)	2,800,000	2,783,667
New Jersey Transportation Trust Fund Authority, Transportation Program, Revenue Bonds
Series AA
4.00%, due 6/15/38	10,350,000	10,368,559
Series AA
4.00%, due 6/15/40	11,250,000	11,171,514
Series A
4.00%, due 6/15/41	3,000,000	2,957,902
Series BB
4.00%, due 6/15/41	3,750,000	3,706,276
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, Transportation Program, Revenue Bonds (continued)
Series BB
4.00%, due 6/15/44	$ 14,890,000	$ 14,330,271
Series AA
4.00%, due 6/15/45	40,170,000	38,940,256
Series BB
4.00%, due 6/15/46	6,140,000	5,934,713
Series AA
4.00%, due 6/15/50	7,110,000	6,851,410
Series BB
4.00%, due 6/15/50	20,805,000	19,922,679
Series AA
4.25%, due 6/15/44	2,055,000	2,061,561
Series AA
5.00%, due 6/15/50	6,910,000	7,214,713
South Jersey Port Corp., Marine Terminal, Revenue Bonds
Series B
5.00%, due 1/1/48 (a)	24,010,000	24,265,884
South Jersey Transportation Authority, Revenue Bonds
Series A, Insured: AGC-CR
4.00%, due 11/1/50	9,950,000	9,736,625
Series A
5.00%, due 11/1/39	500,000	500,166
Series A, Insured: BAM
5.00%, due 11/1/45	10,150,000	10,744,404
Tobacco Settlement Financing Corp., Revenue Bonds
Series A
5.00%, due 6/1/46	5,125,000	5,222,322
		294,894,715
New York 10.8%
Brooklyn Arena Local Development Corp., Barclays Center Project, Revenue Bonds
Series A, Insured: AGM
3.00%, due 7/15/43	2,135,000	1,663,301
Build NYC Resource Corp., Pratt Paper, Inc. Project, Revenue Bonds
5.00%, due 1/1/35 (a)(d)	1,500,000	1,501,939
	Principal Amount	Value

New York (continued)
Build NYC Resource Corp., Metropolitan Lighthouse Charter School Project, Revenue Bonds
Series A
5.00%, due 6/1/47 (d)	$ 1,225,000	$ 1,226,349
Build NYC Resource Corp., Hellenic Classical Charter Schools, Revenue Bonds (d)
Series A
5.00%, due 12/1/51	1,000,000	906,498
Series A
5.00%, due 12/1/55	1,080,000	964,690
Dutchess County Local Development Corp., Bard College Project, Revenue Bonds
Series A
5.00%, due 7/1/45	6,600,000	6,741,187
Erie Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series B
(zero coupon), due 6/1/47	37,500,000	8,042,775
Genesee County Funding Corp. (The), Rochester Regional Health Obligated Group, Revenue Bonds
Series A
5.25%, due 12/1/52	6,750,000	7,042,519
Huntington Local Development Corp., Fountaingate Gardens Project, Revenue Bonds
Series B
4.00%, due 7/1/27	2,020,000	1,985,337
Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project, Revenue Bonds
Series A
4.00%, due 11/1/42	2,425,000	1,969,175
Series A
4.00%, due 11/1/47	1,530,000	1,168,329
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series A-1
4.00%, due 11/15/45	31,350,000	30,162,794
Series E
4.00%, due 11/15/45	23,375,000	22,489,803

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
32	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New York (continued)
Metropolitan Transportation Authority, Green Bond, Revenue Bonds (continued)
Series A-1
4.00%, due 11/15/46	$ 21,195,000	$ 20,322,262
Series A-1
4.00%, due 11/15/46	11,050,000	10,591,407
Series A-3, Insured: AGM
4.00%, due 11/15/46	2,545,000	2,425,381
Series A-1
4.00%, due 11/15/48	6,440,000	6,133,609
Series A-1
4.00%, due 11/15/49	35,565,000	33,806,577
Series A-1, Insured: AGM
4.00%, due 11/15/50	8,550,000	8,159,237
Series A-1
4.00%, due 11/15/50	800,000	758,514
Series D
4.00%, due 11/15/50	7,730,000	7,329,143
Series A-1
4.00%, due 11/15/51	10,290,000	9,727,350
Series A-1
4.00%, due 11/15/52	3,340,000	3,148,372
Series A-2
5.00%, due 11/15/27	3,150,000	3,247,265
Series B
5.00%, due 11/15/28	1,190,000	1,281,290
Metropolitan Transportation Authority, Climate Certified Green Bond, Revenue Bonds
Series C, Insured: AGM
4.00%, due 11/15/47	2,000,000	1,922,615
Metropolitan Transportation Authority, Revenue Bonds
Series D
5.00%, due 11/15/27	2,055,000	2,118,454
Monroe County Industrial Development Corp., Rochester Regional Health Obligated Group, Revenue Bonds
4.00%, due 12/1/41	2,955,000	2,805,053
Monroe County Industrial Development Corp., St. Ann's Community Project, Revenue Bonds
5.00%, due 1/1/50	1,000,000	897,138
	Principal Amount	Value

New York (continued)
Nassau County Tobacco Settlement Corp., Asset-Backed, Revenue Bonds
Series A-3
5.00%, due 6/1/35	$ 2,075,000	$ 1,927,268
Series A-3
5.125%, due 6/1/46	12,605,000	11,270,870
New York City Industrial Development Agency, Queens Baseball Stadium Project, Revenue Bonds
Series A, Insured: AGM
3.00%, due 1/1/46	12,365,000	9,727,107
New York City Industrial Development Agency, Yankee Stadium Project, Revenue Bonds
Series A, Insured: AGM
3.00%, due 3/1/49	1,750,000	1,364,641
Series A, Insured: AGM-CR
3.00%, due 3/1/49	17,600,000	13,724,392
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series E-1
4.00%, due 2/1/49	49,060,000	47,892,961
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds, Senior Lien
Series A
(zero coupon), due 11/15/47	10,000,000	3,437,269
New York Counties Tobacco Trust V, Pass Through, Capital Appreciation, Revenue Bonds
Series S-1
(zero coupon), due 6/1/38	2,500,000	1,108,191
New York Liberty Development Corp., 1 World Trade Center, Revenue Bonds
Insured: BAM
2.75%, due 2/15/44	14,600,000	11,291,839
New York Liberty Development Corp., Green Bond, Revenue Bonds
Series A, Insured: BAM
3.00%, due 11/15/51	3,750,000	2,876,343
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New York (continued)
New York Liberty Development Corp., 7 World Trade Center Project, Revenue Bonds
Series A
3.125%, due 9/15/50	$ 21,530,000	$ 17,266,205
New York Liberty Development Corp., 3 World Trade Center LLC, Revenue Bonds
Class 1
5.00%, due 11/15/44 (d)	72,180,000	72,179,235
New York State Dormitory Authority, Montefiore Obligated Group, Revenue Bonds
Series A
4.00%, due 8/1/37	3,250,000	3,169,402
Series A
4.00%, due 8/1/38	1,750,000	1,699,255
Series A
4.00%, due 9/1/50	6,700,000	6,062,395
New York State Dormitory Authority, NYU Langone Hospitals Obligated Group, Revenue Bonds
Series A
4.00%, due 7/1/50	4,240,000	4,032,812
Series A
4.00%, due 7/1/53	4,310,000	4,079,444
New York State Dormitory Authority, Garnet Health Medical Center Obligated Group, Revenue Bonds (d)
5.00%, due 12/1/25	2,400,000	2,401,590
5.00%, due 12/1/45	1,500,000	1,359,066
New York State Dormitory Authority, Orange Regional Medical Center Obligated Group, Revenue Bonds
5.00%, due 12/1/30 (d)	2,200,000	2,194,883
New York State Thruway Authority, State Personal Income Tax, Revenue Bonds
Series A-1
3.00%, due 3/15/48	8,500,000	6,823,657
Series A-1
3.00%, due 3/15/51	33,195,000	26,001,248
Series A-1
4.00%, due 3/15/53	14,875,000	14,253,853
	Principal Amount	Value

New York (continued)
New York State Thruway Authority, General Revenue Junior Indebtedness Obligation, Revenue Bonds
Series B
4.00%, due 1/1/50	$ 10,135,000	$ 9,717,803
New York State Urban Development Corp., Sales Tax, Revenue Bonds
Series A
3.00%, due 3/15/50	9,700,000	7,626,909
New York State Urban Development Corp., Personal Income Tax, Revenue Bonds
Series E
4.00%, due 3/15/43	6,150,000	6,117,172
New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Revenue Bonds (a)
4.00%, due 10/1/30	9,160,000	9,177,773
4.375%, due 10/1/45	75,465,000	72,218,820
5.00%, due 10/1/35	6,110,000	6,364,145
New York Transportation Development Corp., New York State Thruway Service Areas Project, Revenue Bonds
4.00%, due 4/30/53 (a)	4,870,000	4,154,102
New York Transportation Development Corp., Terminal 4 JFK International Airport Project, Revenue Bonds (a)
5.00%, due 12/1/34	9,750,000	10,350,065
5.00%, due 12/1/36	5,000,000	5,270,120
5.00%, due 12/1/38	9,750,000	10,213,398
5.00%, due 12/1/39	13,805,000	14,414,274
5.00%, due 12/1/40	4,785,000	4,973,864
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Revenue Bonds (a)
Insured: AGM-CR
5.00%, due 12/1/40	17,260,000	18,486,380
5.00%, due 12/1/42	3,375,000	3,483,263
5.375%, due 6/30/60	15,000,000	15,547,668

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
34	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New York (continued)
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds
Series A
5.00%, due 7/1/46 (a)	$ 12,125,000	$ 12,058,853
New York Transportation Development Corp., JFK NTO LLC, Revenue Bonds (a)
5.00%, due 6/30/60	25,000,000	25,476,100
Insured: AGM
5.125%, due 6/30/60	12,000,000	12,316,681
Insured: AGM
5.25%, due 6/30/60	21,000,000	21,982,361
5.50%, due 6/30/54	44,000,000	46,547,072
5.50%, due 6/30/60	60,000,000	63,298,344
New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project, Revenue Bonds (a)
5.25%, due 8/1/31	3,360,000	3,568,266
5.375%, due 8/1/36	3,445,000	3,664,779
New York Transportation Development Corp., JFK Airport Terminal 6 Redevelopment Project, Revenue Bonds
Series A, Insured: AGC
5.25%, due 12/31/54 (a)	13,000,000	13,712,520
New York Transportation Development Corp., JFK Millennium Partners LLC, Revenue Bonds (a)
Series A
5.50%, due 12/31/54	23,750,000	25,330,857
Series A
5.50%, due 12/31/60	77,100,000	81,592,216
Oneida County Local Development Corp., Mohawk Valley Health System Project, Revenue Bonds
Series A, Insured: AGM
3.00%, due 12/1/40	3,755,000	3,072,242
Series A, Insured: AGM
3.00%, due 12/1/44	6,450,000	4,946,281
	Principal Amount	Value

New York (continued)
Orange County Funding Corp., Mount St. Mary College, Revenue Bonds
Series A
5.00%, due 7/1/42	$ 1,430,000	$ 1,265,277
Port Authority of New York & New Jersey, Revenue Bonds (a)
Series 223
4.00%, due 7/15/46	9,520,000	9,130,608
Series 236
5.00%, due 1/15/52	4,285,000	4,429,967
Port Authority of New York & New Jersey, Consolidated 218th, Revenue Bonds
Series 218
4.00%, due 11/1/47 (a)	2,455,000	2,289,407
Riverhead Industrial Development Agency, Riverhead Charter School, Revenue Bonds
Series A
7.00%, due 8/1/43	1,500,000	1,503,343
Rockland Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series B
(zero coupon), due 8/15/50 (d)	13,000,000	2,421,312
Southold Local Development Corp., Peconic Landing, Inc. Project, Revenue Bonds
4.00%, due 12/1/45	815,000	727,117
Suffolk Tobacco Asset Securitization Corp., Tobacco Settlement, Asset Backed, Revenue Bonds
Series B-2
(zero coupon), due 6/1/66	71,340,000	7,146,834
Tompkins County Development Corp., Kendal at Ithaca Project, Revenue Bonds
Series A
5.00%, due 7/1/44	915,000	915,495
TSASC, Inc., Tobacco Settlement Bonds, Revenue Bonds
Series B
5.00%, due 6/1/48	19,500,000	17,227,382
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New York (continued)
Westchester County Local Development Corp., Pace University, Revenue Bonds
Series A
5.50%, due 5/1/42	$ 1,435,000	$ 1,436,841
		1,030,858,200
North Carolina 0.7%
North Carolina Medical Care Commission, The Forest at Duke Project, Revenue Bonds
4.00%, due 9/1/41	2,300,000	2,131,756
4.00%, due 9/1/51	1,200,000	1,020,569
North Carolina Medical Care Commission, Plantation Village, Inc., Revenue Bonds
Series A
4.00%, due 1/1/52	2,940,000	2,433,301
North Carolina Medical Care Commission, United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue Bonds
Series B-1
4.25%, due 10/1/28	275,000	276,813
Series A
5.00%, due 10/1/39	500,000	531,177
Series A
5.00%, due 10/1/44	505,000	526,552
Series A
5.00%, due 10/1/49	515,000	530,449
Series A
5.125%, due 10/1/54	1,250,000	1,289,200
North Carolina Medical Care Commission, Pines at Davidson Project (The), Revenue Bonds
Series A
5.00%, due 1/1/49	3,350,000	3,402,671
North Carolina Turnpike Authority, Triangle Expressway System, Revenue Bonds, Senior Lien
Insured: AGM
3.00%, due 1/1/42	2,320,000	1,905,186
Insured: AGM
5.00%, due 1/1/49	4,750,000	4,913,722
Insured: AGM-CR
5.00%, due 1/1/49	23,700,000	24,516,887
	Principal Amount	Value

North Carolina (continued)
North Carolina Turnpike Authority, Monroe Expressway Toll, Revenue Bonds
Series A
5.00%, due 7/1/51	$ 2,745,000	$ 2,757,659
Series A
5.00%, due 7/1/54	6,755,000	6,780,389
North Carolina Turnpike Authority, Revenue Bonds, Senior Lien
Series A, Insured: AGM
5.00%, due 1/1/58	8,935,000	9,398,223
		62,414,554
North Dakota 0.5%
City of Grand Forks, Altru Health System, Revenue Bonds
Insured: AGM-CR
4.00%, due 12/1/46	3,955,000	3,627,376
Series A, Insured: AGM
5.00%, due 12/1/48	2,950,000	3,065,095
Series A, Insured: AGM
5.00%, due 12/1/53	2,800,000	2,888,571
County of Cass, Essentia Health Obligated Group, Revenue Bonds
Series B
5.25%, due 2/15/53	9,100,000	9,280,500
County of Ward, Trinity Health, Revenue Bonds
Series C
5.00%, due 6/1/48	26,890,000	26,514,710
Series C
5.00%, due 6/1/53	725,000	703,507
		46,079,759
Ohio 4.1%
Akron Bath Copley Joint Township Hospital District, Summa Health System Obligated Group, Revenue Bonds
5.25%, due 11/15/46	29,875,000	30,178,057
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Senior Lien
Series A-2, Class 1
4.00%, due 6/1/48	5,185,000	4,653,037
Series B-2
5.00%, due 6/1/55	215,775,000	195,144,882

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
36	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Ohio (continued)
Cleveland-Cuyahoga County Port Authority, Euclid Avenue Development Corp. Project, Revenue Bonds
4.00%, due 8/1/44	$ 12,270,000	$ 11,789,852
Series A
5.50%, due 8/1/52	1,000,000	1,057,951
Cleveland-Cuyahoga County Port Authority, Centers for Dialysis Care Project, Revenue Bonds
Series A
5.00%, due 12/1/42	4,905,000	4,914,331
Series A
5.00%, due 12/1/47	1,435,000	1,408,084
County of Cuyahoga, MetroHealth System (The), Revenue Bonds
4.75%, due 2/15/47	1,440,000	1,422,467
5.00%, due 2/15/37	5,050,000	5,146,535
5.00%, due 2/15/57	10,400,000	10,446,375
5.25%, due 2/15/47	3,715,000	3,775,556
5.50%, due 2/15/57	32,555,000	33,154,852
County of Cuyahoga, MetroHealth System, Revenue Bonds
5.50%, due 2/15/52	4,660,000	4,749,647
County of Hamilton, Life Enriching Communities Project, Revenue Bonds
5.00%, due 1/1/42	1,080,000	1,077,497
5.00%, due 1/1/46	2,090,000	2,070,998
County of Montgomery, Kettering Health Network Obligated Group, Revenue Bonds
4.00%, due 8/1/51	3,265,000	2,991,552
Dayton-Montgomery County Port Authority, Dayton Regional STEM Schools, Inc., Revenue Bonds
5.00%, due 12/1/60	1,450,000	1,461,579
Franklin County Convention Facilities Authority, Greater Columbus Convention Center Hotel Expansion Project, Revenue Bonds
5.00%, due 12/1/51	4,250,000	4,155,294
Ohio Air Quality Development Authority, Pratt Paper LLC Project, Revenue Bonds
4.50%, due 1/15/48 (a)(d)	2,450,000	2,370,972
	Principal Amount	Value

Ohio (continued)
Ohio Higher Educational Facility Commission, Tiffin University Project, Revenue Bonds
4.00%, due 11/1/49	$ 4,700,000	$ 3,642,853
5.00%, due 11/1/44	750,000	711,341
Ohio Higher Educational Facility Commission, University of Findlay (The), Revenue Bonds
5.00%, due 3/1/39	1,675,000	1,655,299
5.00%, due 3/1/44	8,085,000	7,797,475
Ohio Higher Educational Facility Commission, Cleveland Institute of Art (The), Revenue Bonds
5.25%, due 12/1/48	1,000,000	940,150
5.50%, due 12/1/53	1,215,000	1,164,004
Port of Greater Cincinnati Development Authority, RBM Phase 3 Garage Project, Tax Allocation
5.125%, due 12/1/55	2,655,000	2,668,666
State of Ohio, University Hospitals Health System, Inc., Revenue Bonds
Series A
4.00%, due 1/15/46	8,000,000	7,658,003
Series A, Insured: BAM
4.00%, due 1/15/50	33,060,000	31,688,109
Toledo-Lucas County Port Authority, University of Toledo Parking Project, Revenue Bonds
4.00%, due 1/1/57	6,150,000	5,533,268
Toledo-Lucas County Port Authority, University of Toledo Project, Revenue Bonds
Series A
5.00%, due 7/1/34	1,400,000	1,385,695
Series A
5.00%, due 7/1/39	2,000,000	1,961,960
Series A
5.00%, due 7/1/46	9,440,000	9,028,803
		397,805,144
Oklahoma 0.1%
Norman Regional Hospital Authority, Norman Regional Hospital Authority Obligated Group, Revenue Bonds
4.00%, due 9/1/45	2,500,000	2,074,605
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Oklahoma (continued)
Norman Regional Hospital Authority, Norman Regional Hospital Authority Obligated Group, Revenue Bonds (continued)
5.00%, due 9/1/37	$ 3,500,000	$ 3,359,710
Tulsa Authority for Economic Opportunity, Sante FE Square Project, Tax Allocation
4.375%, due 12/1/41 (d)	1,500,000	1,365,574
Tulsa County Industrial Authority, Montereau, Inc., Project, Revenue Bonds
5.25%, due 11/15/45	1,250,000	1,262,186
		8,062,075
Oregon 0.1%
Astoria Hospital Facilities Authority, Columbia Memorial Hospital Obligated Group, Revenue Bonds
3.50%, due 8/1/42	845,000	716,608
County of Yamhill, George Fox University Project, Revenue Bonds
4.00%, due 12/1/51	3,150,000	2,904,830
Oregon State Facilities Authority, College Housing Northwest Project, Revenue Bonds
Series A
5.00%, due 10/1/48 (d)	1,560,000	1,482,707
		5,104,145
Pennsylvania 4.5%
Allegheny County Airport Authority, Revenue Bonds (a)
Series A, Insured: AGM
4.00%, due 1/1/46	7,970,000	7,574,445
Series A
4.00%, due 1/1/56	7,500,000	6,759,997
Allegheny County Hospital Development Authority, Allegheny Health Network, Revenue Bonds
Series A, Insured: AGM-CR
4.00%, due 4/1/44	15,900,000	15,403,583
	Principal Amount	Value

Pennsylvania (continued)
Allegheny County Industrial Development Authority, Urban Academy of Greater Pittsburgh Charter School, Revenue Bonds
Series A
4.00%, due 6/15/41 (d)	$ 1,895,000	$ 1,653,487
Allegheny County Industrial Development Authority, Propel Charter School - Sunrise, Revenue Bonds
6.00%, due 7/15/38	2,740,000	2,743,282
Allentown Neighborhood Improvement Zone Development Authority, City Center Project, Revenue Bonds (d)
5.00%, due 5/1/42	14,750,000	14,757,549
5.00%, due 5/1/42	6,465,000	6,439,715
5.00%, due 5/1/42	4,000,000	4,043,090
5.125%, due 5/1/32	4,250,000	4,299,469
5.25%, due 5/1/42	1,010,000	1,004,983
5.375%, due 5/1/42	4,225,000	4,237,156
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds
5.00%, due 5/1/42	3,500,000	3,620,742
6.00%, due 5/1/42 (d)	4,250,000	4,453,660
Bucks County Industrial Development Authority, Grand View Hospital Project, Revenue Bonds
4.00%, due 7/1/46	2,910,000	2,425,475
4.00%, due 7/1/51	7,200,000	5,841,950
5.00%, due 7/1/40	655,000	653,998
5.00%, due 7/1/41	2,500,000	2,478,565
Cambria County General Financing Authority, St. Francis University, Revenue Bonds
Series TT-5
4.00%, due 4/1/46	2,035,000	1,607,749
Chambersburg Area Municipal Authority, Wilson College, Revenue Bonds
5.50%, due 10/1/33	1,230,000	1,230,070
5.75%, due 10/1/38	3,200,000	3,199,879
5.75%, due 10/1/43	2,290,000	2,258,724

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
38	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Pennsylvania (continued)
Chester County Industrial Development Authority, Renaissance Academy Charter School, Revenue Bonds
4.50%, due 10/1/64 (d)	$ 2,200,000	$ 2,046,828
Chester County Industrial Development Authority, Avon Grove Charter School, Revenue Bonds
5.00%, due 3/1/27	2,375,000	2,421,798
Chester County Industrial Development Authority, Woodlands at Greystone Project, Special Assessment
5.125%, due 3/1/48 (d)	680,000	648,342
Chester County Industrial Development Authority, Collegium Charter School, Revenue Bonds
Series A
5.25%, due 10/15/47	1,000,000	1,000,200
City of Erie Higher Education Building Authority, Mercyhurst University Project, Revenue Bonds (d)
5.00%, due 9/15/27	705,000	705,680
5.00%, due 9/15/28	740,000	740,321
5.00%, due 9/15/29	150,000	149,862
5.00%, due 9/15/37	640,000	660,800
5.00%, due 9/15/37	2,755,000	2,658,486
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Revenue Bonds
Insured: AGM
4.00%, due 6/1/39	150,000	148,587
County of Lehigh, Lehigh Valley Health Network, Revenue Bonds
Series A
4.00%, due 7/1/49	1,660,000	1,547,985
Cumberland County Municipal Authority, Diakon Lutheran Social Ministries, Revenue Bonds
Series A
5.00%, due 1/1/39	195,000	209,187
Series A
5.00%, due 1/1/39	290,000	295,988
	Principal Amount	Value

Pennsylvania (continued)
Dauphin County General Authority, Harrisburg University Science Technology Project (The), Revenue Bonds (d)
5.00%, due 10/15/34	$ 5,225,000	$ 4,332,833
5.125%, due 10/15/41	4,650,000	3,441,522
5.875%, due 10/15/40	3,700,000	3,003,873
6.25%, due 10/15/53	9,150,000	7,042,529
Delaware County Authority, Cabrini University, Revenue Bonds
5.00%, due 7/1/42	1,215,000	1,276,409
Franklin County Industrial Development Authority, Menno-Haven, Inc. Project, Revenue Bonds
5.00%, due 12/1/39	375,000	375,395
5.00%, due 12/1/49	1,020,000	957,593
General Authority of Southcentral Pennsylvania, York Academy Regional Charter School Project, Revenue Bonds (d)
Series A
6.00%, due 7/15/38	2,620,000	2,703,820
Series A
6.50%, due 7/15/48	4,150,000	4,291,193
Huntingdon County General Authority, AICUP Financing Program, Revenue Bonds
Series OO-2
5.00%, due 5/1/46	3,955,000	3,857,758
Jefferson County Hospital Authority (The), Punxsutawney Area Hospital, Inc., Revenue Bonds
4.50%, due 1/15/27 (d)	5,270,000	5,300,155
Lancaster Higher Education Authority, Elizabethtown College Project, Revenue Bonds
Series A
5.00%, due 10/1/51	3,000,000	2,857,873
Lancaster Industrial Development Authority, Willow Valley Communities Project, Revenue Bonds
4.00%, due 12/1/49	3,450,000	3,023,047
5.00%, due 12/1/49	1,825,000	1,837,731
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Pennsylvania (continued)
Lancaster Industrial Development Authority, Landis Homes Retirement Community, Revenue Bonds
4.00%, due 7/1/51	$ 2,750,000	$ 2,432,225
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Project, Revenue Bonds
Insured: BAM
4.00%, due 9/1/44	3,000,000	2,939,293
4.00%, due 9/1/49	4,750,000	4,426,416
Insured: AGM-CR
4.00%, due 9/1/49	15,610,000	14,752,176
Montgomery County Higher Education and Health Authority, Philadelphia Presbyterian Homes Project, Revenue Bonds
4.00%, due 12/1/48	3,995,000	3,444,114
Montgomery County Industrial Development Authority, ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue Bonds
5.00%, due 11/15/36	4,530,000	4,626,681
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project, Revenue Bonds (b)
0.95%, due 12/1/33	9,250,000	8,760,384
Series A
4.50%, due 6/1/41 (a)	85,000,000	85,063,979
Pennsylvania Economic Development Financing Authority, Republic Services, Inc., Revenue Bonds (a)(b)
Series A
3.85%, due 4/1/34	4,000,000	3,988,679
Series B-1
3.85%, due 4/1/49	2,000,000	1,994,339
Series B-2
4.15%, due 4/1/49	5,000,000	4,988,317
Pennsylvania Economic Development Financing Authority, Rapid Bridge Replacement Project, Revenue Bonds
4.125%, due 12/31/38	4,000,000	3,921,253
	Principal Amount	Value

Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, PA Bridges Finco LP, Revenue Bonds
5.00%, due 6/30/42	$ 2,000,000	$ 2,020,812
Pennsylvania Economic Development Financing Authority, Penndot Major Bridges Project, Revenue Bonds (a)
Insured: AGM
5.00%, due 12/31/57	7,900,000	8,169,162
5.25%, due 6/30/53	8,395,000	8,647,182
5.75%, due 6/30/48	6,560,000	7,067,909
Pennsylvania Higher Education Assistance Agency, Revenue Bonds (a)
Series B
5.00%, due 6/1/49	7,600,000	7,579,749
Series 1C
5.00%, due 6/1/51	4,950,000	4,911,477
Pennsylvania Turnpike Commission, Revenue Bonds
Series B
4.00%, due 12/1/46	6,770,000	6,525,534
Series A
4.00%, due 12/1/50	7,650,000	7,183,218
Series A, Insured: BAM
4.00%, due 12/1/50	46,265,000	44,976,807
Philadelphia Authority for Industrial Development, Mariana Bracetti Academy Charter School, Revenue Bonds
Series B
4.875%, due 12/15/35 (d)	6,215,000	6,115,342
Philadelphia Authority for Industrial Development, Frankford Valley Foundation for Literacy, Revenue Bonds (d)
5.00%, due 6/15/39	1,725,000	1,774,017
5.00%, due 6/15/43	1,500,000	1,515,905
Philadelphia Authority for Industrial Development, Russell Byers Charter School, Revenue Bonds
Series A
5.00%, due 5/1/40	1,105,000	1,106,193
Series A
5.00%, due 5/1/50	3,130,000	3,018,413

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
40	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Pennsylvania (continued)
Philadelphia Authority for Industrial Development, MaST Charter School Project, Revenue Bonds
Series A
5.00%, due 8/1/40	$ 915,000	$ 926,621
Series A
5.00%, due 8/1/50	1,050,000	1,057,984
Philadelphia Authority for Industrial Development, University of the Arts (The), Revenue Bonds (d)
5.00%, due 3/15/45	300,000	321,087
5.00%, due 3/15/45 (c)	4,832,943	2,899,766
Philadelphia Authority for Industrial Development, Philadelphia Performing Arts Charter School, Revenue Bonds
Series A
5.00%, due 6/15/50 (d)	1,700,000	1,686,524
Philadelphia Authority for Industrial Development, International Education & Community Initiatives Project, Revenue Bonds (d)
Series A
5.125%, due 6/1/38	2,000,000	1,998,940
Series A
5.25%, due 6/1/48	3,085,000	3,027,579
Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc., Revenue Bonds
Series A
6.50%, due 6/1/45	2,200,000	2,205,443
Scranton Redevelopment Authority, Revenue Bonds
Series A, Insured: MUN GOVT GTD
5.00%, due 11/15/28	6,425,000	6,427,954
Scranton-Lackawanna Health and Welfare Authority, Marywood University Project, Revenue Bonds
5.00%, due 6/1/36	1,000,000	949,319
5.00%, due 6/1/46	4,625,000	4,125,558
Wilkes-Barre Finance Authority, Wilkes University Project, Revenue Bonds
4.00%, due 3/1/42	2,500,000	2,151,856
		433,951,570
	Principal Amount	Value

Puerto Rico 11.0%
Children's Trust Fund, Asset-Backed, Revenue Bonds
Series A
(zero coupon), due 5/15/50	$ 43,900,000	$ 8,423,115
Series B
(zero coupon), due 5/15/57	97,900,000	5,866,540
5.50%, due 5/15/39	1,095,000	1,101,177
5.625%, due 5/15/43	36,560,000	37,028,125
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
(zero coupon), due 7/1/33	26,422,270	18,068,206
Series A-1
4.00%, due 7/1/35	53,687,833	52,707,515
Series A-1
4.00%, due 7/1/37	33,727,084	32,756,425
Series A-1
4.00%, due 7/1/41	19,323,126	18,250,932
Series A-1
4.00%, due 7/1/46	12,500,000	11,673,697
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	178,700,250	115,261,661
(zero coupon), due 11/1/51	74,488,136	48,789,729
(zero coupon), due 11/1/51	27,500,000	6,875,000
(zero coupon), due 11/1/51	20,053,341	9,224,537
(zero coupon), due 11/1/51	18,408,615	10,078,716
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.50%, due 8/20/40	96,580,247	94,165,741
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien (d)
Series C
3.50%, due 7/1/26	14,625,000	13,947,978
Series A
5.00%, due 7/1/27	345,000	355,606
Series A
5.00%, due 7/1/30	4,135,000	4,366,091
Series A
5.00%, due 7/1/35	15,960,000	16,659,404
Series A
5.00%, due 7/1/37	5,750,000	6,073,045
Series A
5.00%, due 7/1/47	127,655,000	130,381,187
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Puerto Rico (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds (d)
Series B
5.00%, due 7/1/33	$ 5,300,000	$ 5,587,478
Series B
5.00%, due 7/1/37	20,695,000	21,725,772
Puerto Rico Electric Power Authority, Revenue Bonds
Series DDD
3.30%, due 7/1/19 (c)(f)	1,015,000	527,800
Series ZZ
4.25%, due 7/1/20 (c)(f)	1,355,000	704,600
Series CCC
4.25%, due 7/1/23 (c)	1,150,000	598,000
Series UU, Insured: AGM
4.263%, due 7/1/29	4,640,000	4,500,837
Series CCC
4.375%, due 7/1/22 (c)(f)	115,000	59,800
Series CCC
4.60%, due 7/1/24 (c)	200,000	104,000
Series CCC
4.625%, due 7/1/25 (c)	1,085,000	561,488
Series XX
4.75%, due 7/1/26 (c)	320,000	165,600
Series ZZ
4.75%, due 7/1/27 (c)	405,000	209,588
Series A
4.80%, due 7/1/29 (c)	690,000	357,075
Series DDD
5.00%, due 7/1/20 (c)(f)	3,250,000	1,690,000
Series TT
5.00%, due 7/1/20 (c)(f)	2,195,000	1,141,400
Series CCC
5.00%, due 7/1/21 (c)(f)	470,000	244,400
Series DDD
5.00%, due 7/1/21 (c)(f)	275,000	143,000
Series TT
5.00%, due 7/1/21 (c)(f)	1,215,000	631,800
Series TT
5.00%, due 7/1/23 (c)	365,000	189,800
Series CCC
5.00%, due 7/1/24 (c)	1,845,000	959,400
Series TT
5.00%, due 7/1/24 (c)	450,000	234,000
Series CCC
5.00%, due 7/1/25 (c)	575,000	297,563
	Principal Amount	Value

Puerto Rico (continued)
Puerto Rico Electric Power Authority, Revenue Bonds (continued)
Series SS, Insured: NATL-RE
5.00%, due 7/1/25	$ 770,000	$ 770,248
Series TT
5.00%, due 7/1/25 (c)	1,030,000	533,025
Series TT
5.00%, due 7/1/26 (c)	1,050,000	543,375
Series TT, Insured: AGM-CR
5.00%, due 7/1/27	150,000	149,822
Series TT
5.00%, due 7/1/27 (c)	1,250,000	646,875
Series WW
5.00%, due 7/1/28 (c)	380,000	196,650
Series TT
5.00%, due 7/1/32 (c)	9,320,000	4,823,100
Series A
5.00%, due 7/1/42 (c)	8,755,000	4,530,713
Series A
5.05%, due 7/1/42 (c)	825,000	426,938
Series ZZ
5.25%, due 7/1/20 (c)(f)	225,000	117,000
Series ZZ
5.25%, due 7/1/23 (c)	620,000	322,400
Series AAA
5.25%, due 7/1/24 (c)	3,000,000	1,560,000
Series WW
5.25%, due 7/1/25 (c)	1,605,000	830,588
Series AAA
5.25%, due 7/1/26 (c)	110,000	56,925
Series ZZ
5.25%, due 7/1/26 (c)	3,520,000	1,821,600
Series VV, Insured: NATL-RE
5.25%, due 7/1/29	630,000	619,950
Series AAA
5.25%, due 7/1/30 (c)	985,000	509,738
Series VV, Insured: NATL-RE
5.25%, due 7/1/30	3,850,000	3,784,939
Series VV, Insured: NATL-RE
5.25%, due 7/1/32	345,000	341,107
Series WW
5.25%, due 7/1/33 (c)	8,310,000	4,300,425
Series XX
5.25%, due 7/1/35 (c)	2,265,000	1,172,138
Series XX
5.25%, due 7/1/40 (c)	18,055,000	9,343,462
Series BBB
5.40%, due 7/1/28 (c)	9,615,000	4,975,763

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
42	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Puerto Rico (continued)
Puerto Rico Electric Power Authority, Revenue Bonds (continued)
Series WW
5.50%, due 7/1/38 (c)	$ 11,595,000	$ 6,000,413
Series XX
5.75%, due 7/1/36 (c)	4,055,000	2,098,463
Series A
6.75%, due 7/1/36 (c)	11,550,000	5,977,125
Series A
7.00%, due 7/1/33 (c)	1,500,000	776,250
Series A
7.00%, due 7/1/43 (c)	4,750,000	2,458,125
Puerto Rico Electric Power Authority, Build America Bonds, Revenue Bonds (c)
Series EEE
5.95%, due 7/1/30	25,585,000	13,240,237
Series EEE
6.05%, due 7/1/32	12,265,000	6,347,137
Series YY
6.125%, due 7/1/40	44,950,000	23,261,625
Series EEE
6.25%, due 7/1/40	10,165,000	5,260,388
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, Insured: AGM
5.00%, due 8/1/27	1,180,000	1,188,164
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1
(zero coupon), due 7/1/31	1,842,000	1,408,846
Series A-1
(zero coupon), due 7/1/46	254,141,000	83,448,519
Series A-1
(zero coupon), due 7/1/51	40,394,000	9,801,770
(zero coupon), due 8/1/54	516,302	105,060
Series A-2
4.329%, due 7/1/40	20,500,000	20,309,616
Series A-1
4.75%, due 7/1/53	12,968,000	12,879,064
Series A-2
4.784%, due 7/1/58	40,087,000	39,788,268
Series A-1
5.00%, due 7/1/58	98,991,000	99,218,659
		1,058,632,338
	Principal Amount	Value

Rhode Island 0.2%
Providence Redevelopment Agency, Port Providence Lease, Certificate of Participation
Series A, Insured: AGC
(zero coupon), due 9/1/26	$ 685,000	$ 639,370
Series A, Insured: AGC
(zero coupon), due 9/1/29	1,835,000	1,530,577
Series A, Insured: AGC
(zero coupon), due 9/1/30	1,835,000	1,462,887
Series A, Insured: AGC
(zero coupon), due 9/1/32	1,500,000	1,092,792
Series A, Insured: AGC
(zero coupon), due 9/1/34	1,000,000	667,461
Series A, Insured: AGC
(zero coupon), due 9/1/35	360,000	229,589
Series A, Insured: AGC
(zero coupon), due 9/1/36	470,000	285,979
Tobacco Settlement Financing Corp., Revenue Bonds
Series A
(zero coupon), due 6/1/52	78,620,000	12,732,462
		18,641,117
South Carolina 0.7%
South Carolina Jobs-Economic Development Authority, Bishop Gadsden Episcopal Retirement Community, Revenue Bonds
Series A
4.00%, due 4/1/54	1,160,000	980,655
Series A
5.00%, due 4/1/54	3,000,000	3,022,316
South Carolina Jobs-Economic Development Authority, Green Charter School Project, Revenue Bonds
Series A
4.00%, due 6/1/56 (d)	3,530,000	2,523,480
South Carolina Jobs-Economic Development Authority, Woodlands at Furman Project, Revenue Bonds
5.25%, due 11/15/47	5,025,000	5,057,084
5.25%, due 11/15/52	1,625,000	1,629,479
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
South Carolina (continued)
South Carolina Jobs-Economic Development Authority, Beaufort Memorial Hospital & South of Broad Healthcare Project, Revenue Bonds
5.75%, due 11/15/54	$ 3,250,000	$ 3,448,747
South Carolina Public Service Authority, Santee Cooper Project, Revenue Bonds
Series B, Insured: BAM
4.00%, due 12/1/46	5,710,000	5,529,612
Series B, Insured: BAM
4.00%, due 12/1/48	20,839,000	20,081,836
Series B, Insured: BAM
4.00%, due 12/1/50	4,805,000	4,590,747
Series B, Insured: BAM
4.00%, due 12/1/54	4,932,000	4,636,956
Series B, Insured: BAM
4.00%, due 12/1/55	14,546,000	13,662,019
		65,162,931
Tennessee 0.4%
Chattanooga Health Educational & Housing Facility Board, CommonSpirit Health, Revenue Bonds
Series A-2
5.00%, due 8/1/44	2,640,000	2,718,139
Chattanooga-Hamilton County Hospital Authority, Erlanger Health System, Revenue Bonds
Series A
5.00%, due 10/1/44	6,200,000	6,206,127
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Belmont University, Revenue Bonds
4.00%, due 5/1/51	13,405,000	12,825,204
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Trevecca Nazarene University Project, Revenue Bonds
Series B
4.00%, due 10/1/51	2,830,000	2,401,375
	Principal Amount	Value

Tennessee (continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds
5.00%, due 10/1/48	$ 1,880,000	$ 1,884,621
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Lipscomb University Project, Revenue Bonds
Series A
5.25%, due 10/1/58	8,650,000	8,807,464
Tennessee Energy Acquisition Corp., Commodity Project, Revenue Bonds
Series A
5.00%, due 5/1/52 (b)	6,550,000	7,016,120
		41,859,050
Texas 4.3%
Arlington Higher Education Finance Corp., Great Hearts America, Revenue Bonds
Series A
5.00%, due 8/15/54	1,325,000	1,304,987
Bastrop Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/53	4,750,000	5,062,389
Bexar County Health Facilities Development Corp., Army Retirement Residence Foundation Project, Revenue Bonds
5.00%, due 7/15/41	3,300,000	3,284,964
Calhoun County Navigation Industrial Development Authority, Max Midstream Texas LLC Project, Revenue Bonds, Senior Lien (d)
Series A
3.625%, due 7/1/26 (a)	14,805,000	13,643,882
Series B
6.50%, due 7/1/26	13,700,000	13,308,166
Central Texas Regional Mobility Authority, Capital Appreciation, Revenue Bonds
(zero coupon), due 1/1/33	315,000	229,030
(zero coupon), due 1/1/34	3,275,000	2,272,518
(zero coupon), due 1/1/35	3,700,000	2,446,255

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
44	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
Central Texas Regional Mobility Authority, Capital Appreciation, Revenue Bonds (continued)
(zero coupon), due 1/1/36	$ 2,000,000	$ 1,252,986
(zero coupon), due 1/1/39	3,500,000	1,851,403
Central Texas Regional Mobility Authority, Revenue Bonds
4.00%, due 1/1/41	6,000,000	5,862,524
City of Arlington, Tax Increment Reinvestment Zone No. 5, Tax Allocation
4.00%, due 8/15/50	2,355,000	1,957,353
City of Houston, Airport System, United Airlines Inc. Project, Revenue Bonds
Series B-1
4.00%, due 7/15/41 (a)	4,100,000	3,964,286
City of Houston, Airport System, Revenue Bonds, Sub. Lien (a)
Series A
4.00%, due 7/1/48	6,810,000	6,324,344
Series A, Insured: AGM
5.25%, due 7/1/53	3,500,000	3,707,047
City of Lago Vista, Tessera on Lake Travis Public Improvement District Project, Special Assessment
Series B
4.875%, due 9/1/50 (d)	1,250,000	1,144,015
Clifton Higher Education Finance Corp., IDEA Public Schools, Revenue Bonds
Series A
4.00%, due 8/15/47	4,030,000	3,674,970
Danbury Higher Education Authority, Inc., Golden Rule School, Inc., Revenue Bonds
Series A
4.00%, due 8/15/49	1,725,000	1,357,378
Denton Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 8/15/48	13,565,000	14,569,296
Grand Parkway Transportation Corp., Grand Parkway System, Revenue Bonds, First Tier
Series C, Insured: AGM-CR
4.00%, due 10/1/49	72,540,000	69,481,503
	Principal Amount	Value

Texas (continued)
Harris County Cultural Education Facilities Finance Corp., YMCA Greater Houston Area, Revenue Bonds
Series A
5.00%, due 6/1/33	$ 900,000	$ 891,304
Series A
5.00%, due 6/1/38	1,960,000	1,838,439
Harris County-Houston Sports Authority, Revenue Bonds, Junior Lien
Series H, Insured: NATL-RE
(zero coupon), due 11/15/26	65,000	60,518
Series H, Insured: NATL-RE
(zero coupon), due 11/15/26	535,000	498,113
Series H, Insured: NATL-RE
(zero coupon), due 11/15/29	10,000	8,370
Series H, Insured: NATL-RE
(zero coupon), due 11/15/29	725,000	606,823
Series H, Insured: NATL-RE
(zero coupon), due 11/15/32	250,000	174,829
Series H, Insured: NATL-RE
(zero coupon), due 11/15/33	185,000	120,938
Series H, Insured: NATL-RE
(zero coupon), due 11/15/38	1,395,000	651,373
Series H, Insured: NATL-RE
(zero coupon), due 11/15/39	1,525,000	665,204
Series H, Insured: NATL-RE
(zero coupon), due 11/15/40	1,855,000	754,895
Series H, Insured: NATL-RE
(zero coupon), due 11/15/41	700,000	266,351
Harris County-Houston Sports Authority, Revenue Bonds, Third Lien
Series A-3, Insured: NATL-RE
(zero coupon), due 11/15/32	1,670,000	1,045,839
Series A-3, Insured: NATL-RE
(zero coupon), due 11/15/33	890,000	525,282
Series A-3, Insured: NATL-RE
(zero coupon), due 11/15/34	220,000	122,326
Series A-3, Insured: NATL-RE
(zero coupon), due 11/15/34	2,320,000	1,290,211
Harris County-Houston Sports Authority, Revenue Bonds, Senior Lien
Series A, Insured: AGM NATL-RE
(zero coupon), due 11/15/34	2,035,000	1,316,851
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
Harris County-Houston Sports Authority, Revenue Bonds, Senior Lien (continued)
Series A, Insured: AGM NATL-RE
(zero coupon), due 11/15/38	$ 35,615,000	$ 17,893,371
Series A, Insured: AGM NATL-RE
(zero coupon), due 11/15/40	1,310,000	576,376
Hemphill County Hospital District, Limited General Obligation
4.625%, due 2/1/39	2,765,000	2,567,689
Lake Houston Redevelopment Authority, City of Houston Reinvestment Zone No. 10, Revenue Bonds
3.00%, due 9/1/47	2,330,000	1,644,657
Mission Economic Development Corp., Waste Management, Inc. Project, Revenue Bonds
4.50%, due 11/1/48 (a)(b)	30,000,000	30,022,581
Montgomery County Toll Road Authority, Revenue Bonds, Senior Lien
5.00%, due 9/15/48	2,500,000	2,509,337
New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Inc., Revenue Bonds (d)
4.00%, due 8/15/36	1,000,000	957,239
4.00%, due 8/15/41	6,315,000	5,696,177
4.00%, due 8/15/46	880,000	762,898
4.00%, due 8/15/56	6,900,000	5,655,534
New Hope Cultural Education Facilities Finance Corp., CHF-Collegiate Housing Denton LLC, Revenue Bonds
Series B-1, Insured: AGM
4.00%, due 7/1/48	1,000,000	914,553
New Hope Cultural Education Facilities Finance Corp., Westminster Project, Revenue Bonds
4.00%, due 11/1/49	350,000	317,542
4.00%, due 11/1/55	1,250,000	1,102,370
	Principal Amount	Value

Texas (continued)
New Hope Cultural Education Facilities Finance Corp., Quality Senior Housing Foundation of East Texas, Inc., Revenue Bonds
Series A-1
4.00%, due 12/1/54	$ 555,000	$ 440,749
Series A-1
5.00%, due 12/1/54	3,770,000	3,578,966
New Hope Cultural Education Facilities Finance Corp., Cumberland Academy, Inc., Revenue Bonds (d)
Series A
5.00%, due 8/15/40	3,950,000	3,949,703
Series A
5.00%, due 8/15/50	750,000	730,537
New Hope Cultural Education Facilities Finance Corp., Southwest Preparatory School, Revenue Bonds
Series A
5.00%, due 8/15/50 (d)	3,880,000	3,680,513
New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes, Inc., Project, Revenue Bonds
5.00%, due 1/1/55	1,500,000	1,220,800
New Hope Cultural Education Facilities Finance Corp., Legacy at Midtown Park Project, Revenue Bonds
Series A
5.50%, due 7/1/54	2,500,000	1,882,153
North Texas Tollway Authority, Revenue Bonds, Second Tier
Series B, Insured: BAM
3.00%, due 1/1/46	17,800,000	14,366,494
5.00%, due 1/1/50	1,750,000	1,789,455
Port Freeport, Revenue Bonds, Senior Lien
4.00%, due 6/1/51 (a)	4,035,000	3,521,920
Port of Port Arthur Navigation District, Port Improvement, Unlimited General Obligation
4.00%, due 3/1/47 (a)	4,200,000	3,900,744

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
46	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
Reagan Hospital District of Reagan County, Limited General Obligation
Series A
5.125%, due 2/1/39	$ 1,400,000	$ 1,373,385
Red River Education Finance Corp., Houston Baptist University Project, Revenue Bonds
5.50%, due 10/1/46	5,950,000	6,001,171
San Antonio Education Facilities Corp., University of the Incarnate Word, Revenue Bonds
Series A
4.00%, due 4/1/51	4,000,000	3,205,496
Tarrant County Cultural Education Facilities Finance Corp., Barton Creek Senior Living Center Project, Revenue Bonds
5.00%, due 11/15/40	1,350,000	1,325,155
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Revenue Bonds
Series B
5.00%, due 11/15/40	1,250,000	1,248,118
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Inc. Project, Revenue Bonds
5.00%, due 11/15/46	3,025,000	2,926,416
Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds
Series C
4.117%, due 9/15/27	28,450,000	28,439,952
Texas Private Activity Bond Surface Transportation Corp., North Tarrant Express Managed Lanes Project, Revenue Bonds, Senior Lien
Series A
4.00%, due 12/31/37	2,120,000	2,093,719
Series A
4.00%, due 12/31/38	2,745,000	2,706,403
Series A
4.00%, due 12/31/39	4,385,000	4,298,684
5.50%, due 12/31/58 (a)	26,000,000	27,916,190
	Principal Amount	Value

Texas (continued)
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments 3 LLC, Revenue Bonds, Senior Lien
5.00%, due 6/30/58 (a)	$ 30,855,000	$ 31,288,275
Texas Transportation Commission, State Highway 249, Revenue Bonds, First Tier
Series A
(zero coupon), due 8/1/43	3,750,000	1,533,978
Series A
(zero coupon), due 8/1/44	4,200,000	1,624,469
Texas Water Development Board, State Water Implementation Fund, Revenue Bonds
Series A
5.00%, due 10/15/58	11,000,000	11,745,269
Tomball Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/48	6,185,000	6,608,754
		411,554,754
U.S. Virgin Islands 2.2%
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/30	23,765,000	25,055,026
Series A
5.00%, due 10/1/32	37,995,000	39,478,788
Series A
5.00%, due 10/1/39	104,875,000	108,429,214
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series C
5.00%, due 10/1/30 (d)	16,670,000	16,669,360
Series A
5.00%, due 10/1/32	13,200,000	12,961,242
Series A
5.00%, due 10/1/34 (d)	2,600,000	2,528,603
Series C
5.00%, due 10/1/39 (d)	9,310,000	9,099,034
		214,221,267
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Utah 1.5%
Black Desert Public Infrastructure District, Limited General Obligation (d)
Series A
3.75%, due 3/1/41	$ 410,000	$ 359,729
Series A
4.00%, due 3/1/51	4,725,000	3,963,315
City of Salt Lake City, Airport, Revenue Bonds (a)
Series A
5.00%, due 7/1/51	8,450,000	8,684,019
Series A
5.25%, due 7/1/48	25,750,000	27,460,328
Series A
5.25%, due 7/1/53	1,750,000	1,847,074
Series A
5.50%, due 7/1/53	1,760,000	1,908,693
Mida Golf and Equestrian Center Public Infrastructure District, Limited General Obligation (d)
4.50%, due 6/1/51	10,070,000	7,912,281
4.625%, due 6/1/57	2,000,000	1,563,938
Mida Mountain Village Public Infrastructure District, Assessment Area No. 2, Special Assessment
4.00%, due 8/1/50 (d)	2,000,000	1,720,918
Mida Mountain Village Public Infrastructure District, Special Assessment (d)
Series A
4.50%, due 8/1/40	1,500,000	1,422,848
Series A
5.00%, due 8/1/50	5,000,000	4,830,417
Military Installation Development Authority, Revenue Bonds
Series A-1
4.00%, due 6/1/36	4,000,000	3,692,194
Series A-1
4.00%, due 6/1/41	2,430,000	2,178,397
Series A-1
4.00%, due 6/1/52	14,425,000	12,156,897
SkyRidge Pegasus Infrastructure Financing District, SkyRidge Pegasus Assessment Area, Special Assessment
5.25%, due 12/1/44 (d)	4,500,000	4,445,343
	Principal Amount	Value

Utah (continued)
UIPA Crossroads Public Infrastructure District, Tax Allocation
4.375%, due 6/1/52 (d)	$ 7,500,000	$ 7,098,678
Utah Charter School Finance Authority, Spectrum Academy Project, Revenue Bonds
Insured: BAM UT CSCE
4.00%, due 4/15/45	2,975,000	2,786,489
Insured: BAM UT CSCE
4.00%, due 4/15/50	3,395,000	3,112,530
Utah Charter School Finance Authority, North Star Academy, Revenue Bonds
Series A, Insured: BAM UT CSCE
4.00%, due 4/15/45	2,020,000	1,824,081
Utah Charter School Finance Authority, Vista at Entrada School of Performing Arts & Technology, Revenue Bonds
Series A, Insured: BAM UT CSCE
4.00%, due 10/15/45	1,870,000	1,697,588
Series A, Insured: BAM UT CSCE
4.00%, due 10/15/54	4,700,000	4,093,217
Utah Charter School Finance Authority, Providence Hall Project, Revenue Bonds
Series A, Insured: BAM UT CSCE
4.00%, due 10/15/51	3,000,000	2,713,498
Utah Infrastructure Agency, Telecommunication, Revenue Bonds
3.00%, due 10/15/45	4,425,000	3,248,203
4.00%, due 10/15/42	3,970,000	3,634,849
Series A
5.00%, due 10/15/32	1,615,000	1,656,854
Series A
5.00%, due 10/15/34	3,085,000	3,157,109
Series A
5.00%, due 10/15/37	1,100,000	1,121,057
Series A
5.00%, due 10/15/40	3,780,000	3,834,438
5.00%, due 10/15/46	3,400,000	3,447,529
Series A
5.375%, due 10/15/40	5,910,000	6,068,996
5.625%, due 10/15/38	2,530,000	2,792,627
6.00%, due 10/15/47	6,350,000	6,982,008

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
48	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Utah (continued)
Utah Infrastructure Agency, Revenue Bonds
4.00%, due 10/15/34	$ 1,410,000	$ 1,380,402
		144,796,544
Vermont 0.1%
Vermont Economic Development Authority, Wake Robin Corp. Project, Revenue Bonds
Series A
4.00%, due 5/1/45	2,350,000	2,097,977
Vermont Student Assistance Corp., Education Loan, Revenue Bonds
Series B
4.50%, due 6/15/45 (a)	3,500,000	3,303,762
		5,401,739
Virginia 1.9%
Chesapeake Bay Bridge & Tunnel District, Revenue Bonds, First Tier
5.00%, due 7/1/46	5,840,000	5,869,149
5.00%, due 7/1/51	5,995,000	6,012,332
Farmville Industrial Development Authority, Longwood University Student Project, Revenue Bonds
Series A
5.00%, due 1/1/48	6,700,000	6,509,649
Series A
5.00%, due 1/1/55	16,100,000	15,309,100
Farmville Industrial Development Authority, Longwood University Student Housing Project, Revenue Bonds
Series A
5.00%, due 1/1/59	7,255,000	6,837,827
Henrico County Economic Development Authority, LifeSpire of Virginia, Residential Care Facility, Revenue Bonds
Series C
5.00%, due 12/1/47	2,200,000	2,219,908
James City County Economic Development Authority, Williamsburg Landing, Inc., Revenue Bonds
Series A
4.00%, due 12/1/50	3,235,000	2,671,971
	Principal Amount	Value

Virginia (continued)
Lynchburg Economic Development Authority, Randolph College Project, Revenue Bonds
5.00%, due 9/1/48	$ 3,455,000	$ 3,462,869
Newport News Economic Development Authority, LifeSpire of Virginia Obligated Group, Revenue Bonds
5.00%, due 12/1/38	7,720,000	7,783,651
Roanoke Economic Development Authority, Lynchburg College, Revenue Bonds
Series A
4.00%, due 9/1/48	4,590,000	3,808,082
Salem Economic Development Authority, Educational Facilities, Roanoke College, Revenue Bonds
4.00%, due 4/1/45	840,000	746,494
5.00%, due 4/1/49	1,000,000	1,004,728
Tobacco Settlement Financing Corp., Tobacco Settlement Asset-Backed, Revenue Bonds
Series A-1
6.706%, due 6/1/46	30,315,000	25,758,298
Virginia College Building Authority, Regent University Project, Revenue Bonds
3.00%, due 6/1/41	9,500,000	7,610,160
Virginia College Building Authority, Regent University, Revenue Bonds
4.00%, due 6/1/46	1,360,000	1,197,835
Virginia College Building Authority, Marymount University Project, Green Bond, Revenue Bonds
Series B
5.00%, due 7/1/45 (d)	1,945,000	1,707,827
Virginia Small Business Financing Authority, Elizabeth River Crossings OpCo LLC, Revenue Bonds, Senior Lien
3.00%, due 1/1/41 (a)	4,000,000	3,178,646
Virginia Small Business Financing Authority, 95 Express Lanes LLC, Revenue Bonds, Senior Lien (a)
4.00%, due 7/1/39	1,380,000	1,335,813
4.00%, due 1/1/48	20,170,000	18,183,372
5.00%, due 1/1/36	1,345,000	1,420,998
5.00%, due 1/1/38	3,000,000	3,148,454
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Virginia (continued)
Virginia Small Business Financing Authority, National Senior Campuses, Inc., Revenue Bonds
Series A
4.00%, due 1/1/45	$ 2,510,000	$ 2,286,802
Virginia Small Business Financing Authority, National Senior Campuses Inc. Obligated Group, Revenue Bonds
Series A
4.00%, due 1/1/51	11,840,000	10,367,259
Virginia Small Business Financing Authority, Capital Beltway Express LLC, Revenue Bonds, Senior Lien
5.00%, due 12/31/47 (a)	3,000,000	3,120,234
Virginia Small Business Financing Authority, Transform 66 P3 Project, Revenue Bonds, Senior Lien (a)
5.00%, due 12/31/52	9,750,000	9,870,507
5.00%, due 12/31/56	18,375,000	18,574,523
Virginia Small Business Financing Authority, I-495 Hot Lanes Project, Revenue Bonds, Senior Lien
5.00%, due 12/31/52 (a)	15,415,000	15,955,854
		185,952,342
Washington 1.2%
Grant County Public Hospital District No. 1, Unlimited General Obligation
5.125%, due 12/1/48	3,945,000	4,046,484
5.125%, due 12/1/52	2,550,000	2,600,671
Pend Oreille County Public Utility District No. 1, Green Bond, Revenue Bonds
4.00%, due 1/1/41	3,000,000	2,787,626
5.00%, due 1/1/48	5,130,000	5,222,471
Port of Seattle, Intermediate Lien, Revenue Bonds
Series B
5.00%, due 8/1/47 (a)	5,800,000	6,010,868
	Principal Amount	Value

Washington (continued)
Port of Seattle Industrial Development Corp., Delta Air Lines, Inc., Revenue Bonds
5.00%, due 4/1/30 (a)	$ 1,825,000	$ 1,825,570
Washington Economic Development Finance Authority, North Pacific Paper Co. Recycling Project, Green Bond, Revenue Bonds
Series A
5.625%, due 12/1/40 (a)(d)	4,000,000	4,054,204
Washington Health Care Facilities Authority, CommonSpirit Health, Revenue Bonds
Series A-2
5.00%, due 8/1/44	8,685,000	8,942,059
Washington Higher Education Facilities Authority, Whitworth University Project, Revenue Bonds
4.00%, due 10/1/38	1,665,000	1,545,469
Series A
5.00%, due 10/1/40	3,000,000	3,014,361
Washington Higher Education Facilities Authority, Seattle Pacific University Project, Revenue Bonds
Series A
5.00%, due 10/1/45	3,130,000	2,949,379
Washington State Convention Center Public Facilities District, Lodging Tax, Revenue Bonds
Series B
3.00%, due 7/1/43	5,565,000	4,521,707
Series B
3.00%, due 7/1/48	2,465,000	1,863,816
Series B
3.00%, due 7/1/58	8,875,000	5,988,503
Series B, Insured: BAM
3.00%, due 7/1/58	13,510,000	9,903,106
Series B, Insured: AGM-CR
3.00%, due 7/1/58	4,000,000	2,877,854
Insured: AGM-CR
4.00%, due 7/1/58	8,810,000	7,938,694
Series B, Insured: AGC-CR
4.00%, due 7/1/58	1,750,000	1,602,152
5.00%, due 7/1/58	9,750,000	9,922,842

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
50	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Washington (continued)
Washington State Housing Finance Commission, Eliseo Project, Revenue Bonds (d)
Series A
4.00%, due 1/1/41	$ 3,820,000	$ 3,211,309
Series A
4.00%, due 1/1/51	1,700,000	1,294,235
Series A
4.00%, due 1/1/57	7,785,000	5,707,847
Washington State Housing Finance Commission, Riverview Retirement Community, Revenue Bonds
5.00%, due 1/1/48	3,000,000	2,849,824
Washington State Housing Finance Commission, Provident Group-SH I Properties LLC, Revenue Bonds
5.50%, due 7/1/59	6,000,000	6,384,101
Whidbey Island Public Hospital District, Whidbey General Hospital, Limited General Obligation
3.75%, due 12/1/32	100,000	80,849
4.00%, due 12/1/37	290,000	218,097
Whidbey Island Public Hospital District, Unlimited General Obligation
5.375%, due 12/1/39	9,520,000	8,325,286
5.50%, due 12/1/33	2,070,000	1,955,286
		117,644,670
West Virginia 0.4%
County of Monongalia, Development District No. 4 University Town Center, Tax Allocation
Series A
6.00%, due 6/1/53 (d)	4,750,000	5,063,550
County of Ohio, Special District Excise Tax, The Highlands Project, Revenue Bonds
Series B
4.25%, due 3/1/35	4,000,000	3,841,074
County of Ohio, Fort Henry Centre Tax Increment Financing District No. 1, Tax Allocation
5.25%, due 6/1/44	1,250,000	1,295,131
5.25%, due 6/1/53	2,000,000	2,043,720
	Principal Amount	Value

West Virginia (continued)
Glenville State College, Board of Governors, Revenue Bonds
5.25%, due 6/1/47	$ 3,750,000	$ 3,447,787
Monongalia County Commission Excise Tax District, University Town Centre, Revenue Bonds
Series A
4.125%, due 6/1/43 (d)	940,000	826,397
Monongalia County Commission Excise Tax District, University Town Center, Revenue Bonds
Series A
5.50%, due 6/1/37 (d)	4,000,000	4,065,925
West Virginia Economic Development Authority, Arch Resources, Inc., Revenue Bonds
4.125%, due 7/1/45 (a)(b)	1,250,000	1,250,586
West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligated Group, Revenue Bonds
Series A, Insured: AGM-CR
4.00%, due 1/1/37	4,825,000	4,685,247
Series A, Insured: AGM-CR
4.00%, due 1/1/38	2,500,000	2,412,265
Series A, Insured: AGM-CR
4.125%, due 1/1/47	13,200,000	12,265,312
		41,196,994
Wisconsin 2.2%
Public Finance Authority, Wonderful Foundations Charter School, Revenue Bonds (d)
Series B
(zero coupon), due 1/1/60	70,900,000	5,739,142
Series A-1
5.00%, due 1/1/55	18,765,000	18,335,006
Public Finance Authority, Methodist University, Inc. (The), Revenue Bonds (d)
4.00%, due 3/1/26	755,000	742,670
4.00%, due 3/1/30	950,000	895,747
Public Finance Authority, North Carolina Leadership Charter Academy, Inc., Revenue Bonds
Series A
4.00%, due 6/15/29 (d)	200,000	196,105
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Wisconsin (continued)
Public Finance Authority, National Gypsum Co., Revenue Bonds
4.00%, due 8/1/35 (a)	$ 4,000,000	$ 3,887,285
Public Finance Authority, Roseman University of Health Sciences, Revenue Bonds
4.00%, due 4/1/42 (d)	900,000	834,726
4.00%, due 4/1/42 (d)	100,000	106,491
4.00%, due 4/1/52 (d)	3,000,000	2,631,956
5.00%, due 4/1/30 (d)	100,000	106,650
5.00%, due 4/1/30 (d)	600,000	621,075
5.00%, due 4/1/40 (d)	300,000	309,310
5.00%, due 4/1/50 (d)	100,000	110,018
5.00%, due 4/1/50 (d)	1,400,000	1,414,490
5.875%, due 4/1/45	6,250,000	6,286,652
Public Finance Authority, Fellowship Senior Living Project, Revenue Bonds
Series A
4.00%, due 1/1/46	11,260,000	9,960,700
Series A
4.00%, due 1/1/52	3,130,000	2,651,016
Public Finance Authority, Appalachian State University Project, Revenue Bonds
Series A, Insured: AGM
4.00%, due 7/1/50	1,000,000	948,320
Series A, Insured: AGM
4.00%, due 7/1/55	1,250,000	1,164,498
Series A, Insured: AGM
4.00%, due 7/1/59	775,000	717,675
Public Finance Authority, UNC Health Southeastern, Revenue Bonds
Series A
4.00%, due 2/1/51	3,970,000	3,063,973
Public Finance Authority, Fargo-Moorhead Metropolitan Area Flood Risk Management Project, Revenue Bonds (a)
4.00%, due 9/30/51	13,995,000	12,097,671
4.00%, due 3/31/56	8,965,000	7,603,521
Public Finance Authority, College Achieve Paterson Charter School Project, Revenue Bonds
Series A
4.00%, due 6/15/52 (d)	1,565,000	1,297,232
	Principal Amount	Value

Wisconsin (continued)
Public Finance Authority, Appalachian Regional Healthcare System Obligated Group, Revenue Bonds
Series A
4.00%, due 7/1/56	$ 2,250,000	$ 1,721,924
Public Finance Authority, Givens Estates, Revenue Bonds
4.00%, due 12/1/56	4,500,000	3,741,516
Public Finance Authority, Ultimate Medical Academy Project, Revenue Bonds (d)
Series A
5.00%, due 10/1/28	1,000,000	1,027,126
Series A
5.00%, due 10/1/29	2,000,000	2,064,063
Series A
5.00%, due 10/1/34	1,090,000	1,119,562
Series A
5.00%, due 10/1/39	16,300,000	16,533,230
Public Finance Authority, Bancroft NeuroHealth Project, Revenue Bonds
Series A
5.00%, due 6/1/36 (d)	750,000	754,432
Public Finance Authority, Carmelite System, Inc. Obligated Group (The), Revenue Bonds
5.00%, due 1/1/40	6,535,000	6,756,778
5.00%, due 1/1/45	560,000	571,969
Public Finance Authority, TrIPs Obligated Group, Revenue Bonds
Series C
5.00%, due 7/1/42	4,500,000	4,499,987
Public Finance Authority, NC A&T Real Estate Foundation LLC Project, Revenue Bonds
Series A
5.00%, due 6/1/44	1,350,000	1,358,975
Series A
5.00%, due 6/1/49	6,775,000	6,766,448
Series B
5.00%, due 6/1/49	2,720,000	2,716,567
Public Finance Authority, Guilford College, Revenue Bonds
Series A
5.00%, due 1/1/48	1,950,000	1,796,169
5.50%, due 1/1/47	5,860,000	5,727,906

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
52	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Wisconsin (continued)
Public Finance Authority, Coral Academy of Science Las Vegas, Revenue Bonds
Series A
5.00%, due 7/1/48	$ 2,000,000	$ 2,005,699
Public Finance Authority, Wilson Preparatory Academy, Revenue Bonds
Series A
5.00%, due 6/15/49 (d)	1,100,000	1,064,123
Public Finance Authority, College Achieve Central Charter School, Revenue Bonds
Series A
5.00%, due 6/15/51 (d)	2,145,000	2,018,678
Public Finance Authority, Grand Hyatt San Antonio Hotel Acquisition Project, Revenue Bonds, Senior Lien
Series A
5.00%, due 2/1/52	4,000,000	4,060,115
Public Finance Authority, The Franklin School Of Innovation, Inc., Revenue Bonds
5.00%, due 1/1/57 (d)	4,700,000	3,957,475
Public Finance Authority, Nevada State College, Revenue Bonds (d)
Series A
5.00%, due 5/1/60	6,500,000	4,694,128
Series B
9.00%, due 5/1/71	2,985,000	2,569,545
Public Finance Authority, CHF-Cullowhee, LLC - Western Carolina University Project, Revenue Bonds
Series A
5.25%, due 7/1/47	2,000,000	2,000,894
Public Finance Authority, North East Carolina Preparatory School, Inc., Revenue Bonds
Series A
5.25%, due 6/15/54	1,000,000	1,016,345
Public Finance Authority, CHF - Manoa LLC, Revenue Bonds, Senior Lien (d)
Series A
5.75%, due 7/1/53	3,950,000	4,239,259
	Principal Amount	Value

Wisconsin (continued)
Public Finance Authority, CHF - Manoa LLC, Revenue Bonds, Senior Lien (d) (continued)
Series A
5.75%, due 7/1/63	$ 20,150,000	$ 21,480,019
Public Finance Authority, Lake Erie College Project, Revenue Bonds
Series A
5.875%, due 10/1/54 (c)(d)	2,000,000	1,312,899
Public Finance Authority, Irving Convention Center Hotel Project, Revenue Bonds
Series A-2
7.00%, due 1/1/50 (d)	12,440,000	13,224,975
Wisconsin Health & Educational Facilities Authority, HOPE Christian Schools, Revenue Bonds
3.00%, due 12/1/31	505,000	433,081
Wisconsin Health & Educational Facilities Authority, Children's Hospital of Wisconsin Obligated Group, Revenue Bonds
3.00%, due 8/15/52	2,000,000	1,532,734
Wisconsin Health & Educational Facilities Authority, Sauk-Prairie Memorial Hospital Inc. Obligated Group, Revenue Bonds
Series A
5.375%, due 2/1/48	3,300,000	3,275,896
		207,764,446
Wyoming 0.1%
Sublette County Hospital District, Hospital Construction Project, Revenue Bonds
Series A
5.00%, due 6/15/26	11,933,000	11,935,390
Total Long-Term Municipal Bonds (Cost $8,913,357,656)		8,904,781,419
Short-Term Municipal Notes 5.8%
California 0.4%
Bay Area Toll Authority, Revenue Bonds
Series B
3.15%, due 4/1/55 (h)	14,250,000	14,250,000
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Short-Term Municipal Notes (continued)
California (continued)
California Health Facilities Financing Authority, Adventist Health System, Revenue Bonds
Series B
3.15%, due 3/1/41 (h)	$ 18,905,000	$ 18,905,000
Tender Option Bond Trust Receipts/Certificates, Revenue Bonds (d)(h)
Series XF3028
4.20%, due 4/1/43	4,777,000	4,777,000
Series XF3030
4.20%, due 4/1/43	5,540,000	5,540,000
		43,472,000
Colorado 0.4%
Colorado Health Facilities Authority, Intermountain Healthcare Obligated Group, Revenue Bonds
Series E
4.05%, due 5/15/62 (h)	37,420,000	37,420,000
Connecticut 0.4%
Connecticut State Health & Educational Facilities Authority, Yale University, Revenue Bonds
Series A-1
2.75%, due 7/1/42 (h)	36,490,000	36,490,000
Georgia 0.8%
Bartow County Development Authority, Georgia Power Company Plant Bowen Project, Revenue Bonds, First Series
Series 1
4.10%, due 11/1/62 (a)(h)	23,640,000	23,640,000
Bartow County Development Authority, Georgia Power Company Plant Bowen Project, Revenue Bonds, Second Series
Series 2
4.25%, due 11/1/62 (a)(h)	38,900,000	38,900,000
Development Authority of Appling County, Georgia Power Co., Revenue Bonds
4.20%, due 9/1/29 (h)	6,400,000	6,400,000
	Principal Amount	Value

Georgia (continued)
Development Authority of Burke County (The), Georgia Power Co. Vogtle Project, Revenue Bonds, First Series
Series 1
4.05%, due 7/1/49 (h)	$ 5,450,000	$ 5,450,000
Development Authority of Floyd County, Georgia Power Co., Revenue Bonds
4.20%, due 9/1/26 (h)	4,680,000	4,680,000
		79,070,000
Illinois 0.9%
Illinois Finance Authority, Endeavor Health Clinical Operations Obligated Group, Revenue Bonds
Series B
3.65%, due 8/15/49 (h)	40,000,000	40,000,000
Illinois Finance Authority, Northwestern Memorial Healthcare, Revenue Bonds
Series C
3.95%, due 7/15/55 (h)	46,785,000	46,785,000
		86,785,000
Indiana 0.1%
Indiana Finance Authority, Republic Services, Inc., Revenue Bonds
Series A
3.95%, due 5/1/28 (a)(h)	10,700,000	10,700,000
Iowa 0.1%
City of Council Bluffs, MidAmerican Energy Co., Revenue Bonds
3.40%, due 1/1/25 (h)	5,000,000	5,000,000
Iowa Finance Authority, MidAmerican Energy Co., Revenue Bonds
3.50%, due 12/1/47 (a)(h)	6,550,000	6,550,000
		11,550,000
Kentucky 0.1%
Kentucky Economic Development Finance Authority, Republic Services, Inc., Revenue Bonds
Series A
3.95%, due 4/1/31 (a)(h)	9,300,000	9,300,000

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
54	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Short-Term Municipal Notes (continued)
New York 0.4%
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series B-4
4.05%, due 8/1/42 (h)	$ 40,000,000	$ 40,000,000
Ohio 0.0% ‡
Tender Option Bond Trust Receipts, Revenue Bonds
3.28%, due 5/1/54 (d)(h)	2,815,000	2,815,000
Pennsylvania 0.2%
Northampton County General Purpose Authority, St. Luke's Hospital Obligated Group, Revenue Bonds
Series B
4.00%, due 8/15/54 (h)	16,000,000	16,000,000
South Carolina 0.1%
Rib Floater Trust Various States, Revenue Bonds
Series 19
3.59%, due 7/1/47 (d)(h)	6,800,000	6,800,000
Texas 0.8%
City of Houston, Combined Utility System, Revenue Bonds, First Lien
Series B
3.35%, due 5/15/34 (h)	1,850,000	1,850,000
Harris County Cultural Education Facilities Finance Corp., Methodist Hospital, Revenue Bonds
Series B
4.05%, due 12/1/59 (h)	40,000,000	40,000,000
Mission Economic Development Corp., Republic Services, Inc., Revenue Bonds (a)(h)
4.25%, due 1/1/26	17,500,000	17,500,000
Series A
4.25%, due 5/1/50	10,000,000	10,000,000
	Principal Amount	Value

Texas (continued)
State of Texas, Unlimited General Obligation
Series B
3.05%, due 6/1/46 (h)	$ 1,000,000	$ 1,000,000
Tender Option Bond Trust Receipts, Revenue Bonds
Series XG0588
4.20%, due 3/1/45 (d)(h)	8,175,000	8,175,000
		78,525,000
Wisconsin 1.1%
BlackRock MuniAssets Fund, Inc.
3.36%, due 12/15/51 (d)(h)	28,500,000	28,500,000
BlackRock Municipal 2030 Target Term Trust
Series W-7
3.36%, due 12/31/30 (a)(d)(h)	75,000,000	75,000,000
		103,500,000
Total Short-Term Municipal Notes (Cost $562,427,000)		562,427,000
Total Municipal Bonds (Cost $9,475,784,656)		9,467,208,419

Long-Term Bonds 0.2%
Corporate Bonds 0.2%
Commercial Services 0.1%
Howard University
Series 21A
4.756%, due 10/1/51	5,200,000	4,307,120
Toll Road Investors Partnership II LP (d)
Series C
(zero coupon), due 2/15/41	20,000,000	5,719,054
(zero coupon), due 2/15/46	9,250,000	1,804,727
University of the Arts (The) (f)(i)
(zero coupon), due 3/13/25 (c)	375,532	375,532
(zero coupon), due 3/13/25 (c)(d)	103,284	103,284
(zero coupon), due 3/13/25 (c)	988,242	988,242
(zero coupon), due 3/19/25	296,473	296,473
Wildflower Improvement Association
6.625%, due 3/1/31 (d)	1,986,817	1,930,475
		15,524,907
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Healthcare-Services 0.1%
Toledo Hospital (The)
6.015%, due 11/15/48	$ 9,350,000	$ 8,257,078
Total Corporate Bonds (Cost $23,106,590)		23,781,985
Total Long-Term Bonds (Cost $23,106,590)		23,781,985

	Shares	Value
Closed-End Funds 1.1%
California 0.0% ‡
BlackRock MuniHoldings California Quality Fund, Inc.	73,110	810,059
Delaware 0.1%
BlackRock Municipal Income Fund, Inc.	294,225	3,663,101
BlackRock MuniYield Fund, Inc.	200,504	2,215,569
		5,878,670
Georgia 0.1%
Invesco Advantage Municipal Income Trust II	203,416	1,838,881
Invesco Municipal Opportunity Trust	127,228	1,271,008
Invesco Municipal Trust	173,210	1,747,689
Invesco Trust for Investment Grade Municipals	224,621	2,327,073
		7,184,651
Illinois 0.3%
BlackRock Municipal Income Trust II	74,692	809,661
Nuveen AMT-Free Quality Municipal Income Fund	640,262	7,427,039
Nuveen California Quality Municipal Income Fund	387,003	4,438,924
Nuveen Municipal Credit Income Fund	721,308	9,153,399
Nuveen Quality Municipal Income Fund	439,229	5,266,356
		27,095,379
Massachusetts 0.0% ‡
DWS Municipal Income Trust	131,002	1,278,580
Eaton Vance Municipal Bond Fund	85,592	896,148
Pioneer Municipal High Income Advantage Fund, Inc.	200,399	1,727,439
	Shares	Value

Massachusetts (continued) ‡
Pioneer Municipal High Income Fund Trust	200,954	$ 1,888,968
		5,791,135
Michigan 0.0% ‡
BlackRock MuniYield Michigan Quality Fund, Inc.	245,271	2,850,049
Multi-State 0.2%
BlackRock Municipal 2030 Target Term Trust	427,334	9,063,754
BlackRock Municipal Income Quality Trust	18,136	208,927
BlackRock MuniYield Quality Fund II, Inc.	588,091	6,098,504
BlackRock MuniYield Quality Fund, Inc.	287,227	3,596,082
		18,967,267
New Jersey 0.1%
BlackRock MuniHoldings Fund, Inc.	472,626	5,775,490
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	384,935	4,492,191
		10,267,681
New York 0.3%
BlackRock Municipal Income Trust	188,254	1,922,073
BlackRock MuniHoldings New York Quality Fund, Inc.	525,108	5,597,651
BlackRock MuniVest Fund, Inc.	317,240	2,322,197
BlackRock MuniYield New York Quality Fund, Inc.	543,595	5,615,337
BlackRock New York Municipal Income Trust	26,795	285,367
Nuveen AMT-Free Municipal Credit Income Fund	831,661	10,636,944
Nuveen New York AMT-Free Quality Municipal Income Fund	3,154	34,284
		26,413,853
Pennsylvania 0.0% ‡
Invesco Pennsylvania Value Municipal Income Trust	18,699	205,689
Total Closed-End Funds (Cost $113,150,613)		105,464,433

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
56	NYLI MacKay High Yield Muni Bond Fund

	Shares	Value
Short-Term Investment 0.2%
Unaffiliated Investment Company 0.2%
BlackRock Liquidity Funds MuniCash, 3.143% (j)	15,515,709	$ 15,517,039
Total Short-Term Investment (Cost $15,517,039)		15,517,039
Total Investments (Cost $9,627,558,898)	100.2%	9,611,971,876
Other Assets, Less Liabilities	(0.2)	(23,545,104)
Net Assets	100.0%	$ 9,588,426,772

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Interest on these securities was subject to alternative minimum tax.
(b)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of October 31, 2024.
(c)	Issue in default.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	Step coupon—Rate shown was the rate in effect as of October 31, 2024.
(f)	Illiquid security—As of October 31, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $84,739,819, which represented 0.9% of the Fund’s net assets. (Unaudited)
(g)	Delayed delivery security.
(h)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(i)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(j)	Current yield as of October 31, 2024.

Abbreviation(s):
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
CHF—Collegiate Housing Foundation
CR—Custodial Receipts
MUN GOVT GTD—Municipal Government Guaranteed
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed
SD CRED PROG—School District Credit Enhancement Program
UT CSCE—Utah Charter School Credit Enhancement Program
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2024†^ (continued)
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 8,904,781,419	$ —	$ 8,904,781,419
Short-Term Municipal Notes	—	562,427,000	—	562,427,000
Total Municipal Bonds	—	9,467,208,419	—	9,467,208,419
Long-Term Bonds
Corporate Bonds	—	22,018,454	1,763,531	23,781,985
Total Corporate Bonds	—	22,018,454	1,763,531	23,781,985
Closed-End Funds	105,464,433	—	—	105,464,433
Short-Term Investment
Unaffiliated Investment Company	15,517,039	—	—	15,517,039
Total Investments in Securities	$ 120,981,472	$ 9,489,226,873	$ 1,763,531	$ 9,611,971,876

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
58	NYLI MacKay High Yield Muni Bond Fund

Statement of Assets and Liabilities as of October 31, 2024
Assets
Investment in securities, at value (identified cost $9,627,558,898)	$9,611,971,876
Cash	59,504
Receivables:
Dividends and interest	114,489,673
Fund shares sold	21,029,718
Other assets	168,278
Total assets	9,747,719,049
Liabilities
Payables:
Investment securities purchased	128,770,868
Fund shares redeemed	14,272,195
Manager (See Note 3)	4,293,240
Transfer agent (See Note 3)	767,330
NYLIFE Distributors (See Note 3)	462,004
Custodian	89,530
Professional fees	12,254
Trustees	2,171
Variation margin on futures contracts	39
Accrued expenses	469
Distributions payable	10,622,177
Total liabilities	159,292,277
Net assets	$9,588,426,772
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$802,598
Additional paid-in-capital	10,388,153,255
10,388,955,853
Total distributable earnings (loss)	(800,529,081)
Net assets	$9,588,426,772
Class A
Net assets applicable to outstanding shares	$1,603,538,956
Shares of beneficial interest outstanding	134,238,076
Net asset value per share outstanding	$11.95
Maximum sales charge (3.00% of offering price)	0.37
Maximum offering price per share outstanding	$12.32
Investor Class
Net assets applicable to outstanding shares	$3,550,230
Shares of beneficial interest outstanding	297,566
Net asset value per share outstanding	$11.93
Maximum sales charge (2.50% of offering price)	0.31
Maximum offering price per share outstanding	$12.24
Class C
Net assets applicable to outstanding shares	$137,764,215
Shares of beneficial interest outstanding	11,561,175
Net asset value and offering price per share outstanding	$11.92
Class I
Net assets applicable to outstanding shares	$6,381,355,452
Shares of beneficial interest outstanding	534,081,301
Net asset value and offering price per share outstanding	$11.95
Class R6
Net assets applicable to outstanding shares	$1,462,217,919
Shares of beneficial interest outstanding	122,419,924
Net asset value and offering price per share outstanding	$11.94

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations for the year ended October 31, 2024
Investment Income (Loss)
Income
Interest	$410,951,445
Dividends	4,030,576
Total income	414,982,021
Expenses
Manager (See Note 3)	46,131,476
Distribution/Service—Class A (See Note 3)	4,042,892
Distribution/Service—Investor Class (See Note 3)	9,207
Distribution/Service—Class C (See Note 3)	1,509,485
Transfer agent (See Note 3)	4,594,920
Professional fees	527,015
Custodian	286,032
Registration	261,542
Shareholder communication	233,770
Trustees	205,464
Miscellaneous	305,736
Total expenses	58,107,539
Net investment income (loss)	356,874,482
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	(70,621,903)
Futures transactions	(12,781,767)
Net realized gain (loss)	(83,403,670)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	1,037,487,934
Futures contracts	(32,400,753)
Net change in unrealized appreciation (depreciation)	1,005,087,181
Net realized and unrealized gain (loss)	921,683,511
Net increase (decrease) in net assets resulting from operations	$1,278,557,993
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
60	NYLI MacKay High Yield Muni Bond Fund

Statements of Changes in Net Assets
for the years ended October 31, 2024 and October 31, 2023
	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$356,874,482	$319,656,054
Net realized gain (loss)	(83,403,670)	(271,722,197)
Net change in unrealized appreciation (depreciation)	1,005,087,181	269,451,421
Net increase (decrease) in net assets resulting from operations	1,278,557,993	317,385,278
Distributions to shareholders:
Class A	(64,425,635)	(71,226,979)
Investor Class	(146,373)	(166,636)
Class C	(4,876,133)	(6,208,135)
Class I	(241,420,615)	(214,754,997)
Class R6	(53,275,520)	(40,495,808)
Total distributions to shareholders	(364,144,276)	(332,852,555)
Capital share transactions:
Net proceeds from sales of shares	3,761,907,272	4,134,959,360
Net asset value of shares issued to shareholders in reinvestment of distributions	254,311,417	233,389,061
Cost of shares redeemed	(2,536,173,970)	(4,856,892,832)
Redemptions in-kind	—	(89,218,096)
Increase (decrease) in net assets derived from capital share transactions	1,480,044,719	(577,762,507)
Net increase (decrease) in net assets	2,394,458,436	(593,229,784)
Net Assets
Beginning of year	7,193,968,336	7,787,198,120
End of year	$9,588,426,772	$7,193,968,336
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class A	2024	2023	2022	2021	2020
Net asset value at beginning of year	$10.60	$10.64	$13.49	$12.75	$12.98
Net investment income (loss)	0.46(a)	0.45(a)	0.36(a)	0.36(a)	0.40
Net realized and unrealized gain (loss)	1.36	(0.02)	(2.81)	0.77	(0.20)
Total from investment operations	1.82	0.43	(2.45)	1.13	0.20
Less distributions:
From net investment income	(0.47)	(0.47)	(0.40)	(0.39)	(0.43)
From net realized gain on investments	—	—	—	—	(0.00)‡
Total distributions	(0.47)	(0.47)	(0.40)	(0.39)	(0.43)
Net asset value at end of year	$11.95	$10.60	$10.64	$13.49	$12.75
Total investment return (b)	17.30%	3.81%	(18.48)%	8.93%	1.60%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.90%	3.92%	2.86%	2.66%	3.15%
Net expenses (c)	0.86%	0.87%	0.86%	0.84%	0.86%
Portfolio turnover rate (d)	17%	38%(e)	56%(e)	14%	37%
Net assets at end of year (in 000’s)	$1,603,539	$1,454,442	$1,751,791	$2,696,103	$2,073,226

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.
(e)	The portfolio turnover rate excludes in-kind transactions.

	Year Ended October 31,
Investor Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$10.59	$10.63	$13.47	$12.73	$12.96
Net investment income (loss)	0.46(a)	0.45(a)	0.36(a)	0.36(a)	0.40
Net realized and unrealized gain (loss)	1.35	(0.02)	(2.80)	0.77	(0.20)
Total from investment operations	1.81	0.43	(2.44)	1.13	0.20
Less distributions:
From net investment income	(0.47)	(0.47)	(0.40)	(0.39)	(0.43)
From net realized gain on investments	—	—	—	—	(0.00)‡
Total distributions	(0.47)	(0.47)	(0.40)	(0.39)	(0.43)
Net asset value at end of year	$11.93	$10.59	$10.63	$13.47	$12.73
Total investment return (b)	17.20%	3.89%	(18.52)%	8.92%	1.59%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.89%	3.91%	2.88%	2.69%	3.15%
Net expenses (c)	0.88%	0.89%	0.87%	0.86%	0.87%
Portfolio turnover rate (d)	17%	38%(e)	56%(e)	14%	37%
Net assets at end of year (in 000's)	$3,550	$3,560	$3,749	$5,107	$5,211

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.
(e)	The portfolio turnover rate excludes in-kind transactions.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
62	NYLI MacKay High Yield Muni Bond Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class C	2024	2023	2022	2021	2020
Net asset value at beginning of year	$10.58	$10.61	$13.46	$12.71	$12.95
Net investment income (loss)	0.37(a)	0.36(a)	0.26(a)	0.26(a)	0.29
Net realized and unrealized gain (loss)	1.35	(0.01)	(2.80)	0.78	(0.20)
Total from investment operations	1.72	0.35	(2.54)	1.04	0.09
Less distributions:
From net investment income	(0.38)	(0.38)	(0.31)	(0.29)	(0.33)
From net realized gain on investments	—	—	—	—	(0.00)‡
Total distributions	(0.38)	(0.38)	(0.31)	(0.29)	(0.33)
Net asset value at end of year	$11.92	$10.58	$10.61	$13.46	$12.71
Total investment return (b)	16.34%	3.12%	(19.15)%	8.20%	0.75%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.15%	3.17%	2.11%	1.95%	2.41%
Net expenses (c)	1.63%	1.64%	1.62%	1.61%	1.62%
Portfolio turnover rate (d)	17%	38%(e)	56%(e)	14%	37%
Net assets at end of year (in 000’s)	$137,764	$151,803	$202,196	$340,700	$355,498

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.
(e)	The portfolio turnover rate excludes in-kind transactions.

	Year Ended October 31,
Class I	2024	2023	2022	2021	2020
Net asset value at beginning of year	$10.60	$10.64	$13.49	$12.75	$12.98
Net investment income (loss)	0.49(a)	0.48(a)	0.39(a)	0.39(a)	0.45
Net realized and unrealized gain (loss)	1.36	(0.02)	(2.81)	0.77	(0.22)
Total from investment operations	1.85	0.46	(2.42)	1.16	0.23
Less distributions:
From net investment income	(0.50)	(0.50)	(0.43)	(0.42)	(0.46)
From net realized gain on investments	—	—	—	—	(0.00)‡
Total distributions	(0.50)	(0.50)	(0.43)	(0.42)	(0.46)
Net asset value at end of year	$11.95	$10.60	$10.64	$13.49	$12.75
Total investment return (b)	17.48%	4.16%	(18.28)%	9.20%	1.86%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.14%	4.17%	3.10%	2.90%	3.38%
Net expenses (c)	0.61%	0.62%	0.60%	0.59%	0.61%
Portfolio turnover rate (d)	17%	38%(e)	56%(e)	14%	37%
Net assets at end of year (in 000’s)	$6,381,355	$4,660,777	$4,904,132	$7,894,324	$6,063,243

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.
(e)	The portfolio turnover rate excludes in-kind transactions.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Year Ended October 31,				November 1, 2019^ through October 31,
Class R6	2024	2023	2022	2021	2020
Net asset value at beginning of year	$10.60	$10.64	$13.49	$12.74	$12.98
Net investment income (loss) (a)	0.50	0.48	0.40	0.39	0.43
Net realized and unrealized gain (loss)	1.35	(0.02)	(2.81)	0.79	(0.21)
Total from investment operations	1.85	0.46	(2.41)	1.18	0.22
Less distributions:
From net investment income	(0.51)	(0.50)	(0.44)	(0.43)	(0.46)
From net realized gain on investments	—	—	—	—	(0.00)‡
Total distributions	(0.51)	(0.50)	(0.44)	(0.43)	(0.46)
Net asset value at end of year	$11.94	$10.60	$10.64	$13.49	$12.74
Total investment return (b)	17.56%	4.13%	(18.23)%	9.34%	1.80%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.19%	4.23%	3.22%	2.91%	3.40%
Net expenses (c)	0.55%	0.56%	0.55%	0.54%	0.56%
Portfolio turnover rate (d)	17%	38%(e)	56%(e)	14%	37%
Net assets at end of year (in 000’s)	$1,462,218	$923,386	$925,330	$1,240,412	$6,535

^	Inception date.
‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.
(e)	The portfolio turnover rate excludes in-kind transactions.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
64	NYLI MacKay High Yield Muni Bond Fund

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) (formerly known as MainStay Funds Trust) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI MacKay High Yield Muni Bond Fund (formerly known as MainStay MacKay High Yield Municipal Bond Fund) (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	March 31, 2010
Investor Class	March 31, 2010
Class C	March 31, 2010
Class I	March 31, 2010
Class R6	November 1, 2019
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I and Class R6 shares are offered at NAV without a sales charge. In addition, depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek a high level of current income exempt from federal income taxes. The Fund’s secondary investment objective is total return.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that

Notes to Financial Statements (continued)
quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2024, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value.
Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent's good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants' assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Municipal debt securities purchased on a delayed delivery basis are

66	NYLI MacKay High Yield Muni Bond Fund

marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.
In calculating NAV, each closed-end fund is valued at market value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Price information on closed-end funds is taken from the exchange where the security is primarily traded. In addition, because closed-end funds and exchange-traded funds trade on a secondary market, their shares may trade at a premium or discount to the actual net asset value of their portfolio securities and their shares may have greater volatility because of the potential lack of liquidity. These closed-end funds are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under the Trust's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor might wish to sell, and these investments could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that the Fund could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Fund. An illiquid investment is any investment that the Manager or Subadvisor reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with the Fund's procedures described above. The liquidity of the Fund's investments was determined as of October 31, 2024, and can change at any time.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and declares and pays distributions from net realized capital gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Discounts and premiums on securities purchased, other than temporary cash investments that mature in 60 days or less at the time of purchase, for the Fund are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.

Notes to Financial Statements (continued)
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(H) Delayed Delivery Transactions.  The Fund may purchase or sell securities on a delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell delayed delivery securities before they are delivered, which may result in a realized gain or loss. When the Fund has sold a security it owns on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Delayed delivery transactions as of October 31, 2024, are shown in the Portfolio of Investments.
(I) Municipal Bond Risk.  The Fund may invest more heavily in municipal bonds from certain cities, states, territories or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political, regulatory occurrences, or declines in tax revenue impacting these particular cities, states, territories or regions. In addition, many state and municipal governments that issue securities are under significant economic and financial stress and may not be able to satisfy their obligations, and these events may be made worse in an adverse economic environment. The Fund may invest a substantial amount of its assets in municipal bonds whose interest is paid solely from revenues of similar projects, such as tobacco settlement bonds. If the Fund concentrates its investments in this manner, it assumes the legal and

68	NYLI MacKay High Yield Muni Bond Fund

economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.
The Fund maintains exposures to the territory Puerto Rico as of October 31, 2024, that represent 11.0% of the Fund’s net assets, of which 8.4% are insured. Certain issuers in which the Fund may invest have experienced significant financial difficulties and the continuation or reoccurrence of these difficulties may impair their ability to service debt. As of October 31, 2024, the Puerto Rico Electric Power Authority (“PREPA”) remains in bankruptcy. The continued delay in resolving the PREPA bankruptcy could delay needed investment into public power generation and distribution assets, which are an essential component to a productive economy. Failure to provide reliable electricity could result in the Commonwealth’s inability to service debt on other municipal territorial investments the Fund does hold.
Despite significant challenges from the Covid pandemic and 2017 Irma and Maria hurricanes, Federal Covid and Hurricane Disaster relief funding have aided the Commonwealth economy. However, there is no guarantee that the Commonwealth will be able to continue to utilize remaining federal disaster recovery funding given labor and project management challenges. Puerto Rico also faces longer term declining demographic trends, which could impair the ability for the territory to service its municipal debt obligations.
(J) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(K) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into futures contracts to help manage the duration and yield curve positioning of the portfolio. These derivatives are not accounted for as hedging instruments.
The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2024:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk	Total
Futures Transactions	$(12,781,767)	$(12,781,767)
Total Net Realized Gain (Loss)	$(12,781,767)	$(12,781,767)

Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk	Total
Futures Contracts	$(32,400,753)	$(32,400,753)
Total Net Change in Unrealized Appreciation (Depreciation)	$(32,400,753)	$(32,400,753)

Average Notional Amount	Total
Futures Contracts Short (a)	$(736,668,466)

(a)	Positions were open for eleven months during the reporting period.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund's average daily net assets as follows: 0.55% up to $1 billion; 0.54% from $1 billion to $3 billion; 0.53% from $3 billion to $5 billion; 0.52% from $5 billion to $7 billion; 0.51% from $7 billion to $9 billion; 0.50% from $9 billion to $11 billion; 0.49% from $11 billion to $13 billion and 0.48% in excess of $13 billion. During the year ended October 31, 2024, the effective management fee rate was 0.53% of the

Notes to Financial Statements (continued)
Fund's average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) of Class A shares do not exceed 0.875% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points to Investor Class, Class C and Class I shares. New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class R6 do not exceed those of Class I. These agreements will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended October 31, 2024, New York Life Investments earned fees from the Fund in the amount of $46,131,476 and paid the Subadvisor fees in the amount of $23,065,859.
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the year ended October 31, 2024, were $39,473 and $354, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A, Investor Class and Class C shares during the year ended October 31, 2024, of $144,874, $7 and $5,322, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2024, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$977,754	$—
Investor Class	2,930	—
Class C	120,414	—
Class I	3,443,988	—
Class R6	49,834	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as

70	NYLI MacKay High Yield Muni Bond Fund

reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of October 31, 2024, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class R6	$27,749	0.0%‡

‡	Less than one-tenth of a percent.
Note 4-Federal Income Tax
As of October 31, 2024, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$9,656,952,658	$313,024,037	$(358,004,819)	$(44,980,782)
As of October 31, 2024, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Undistributed Tax Exempt Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$—	$79,834,657	$(778,541,645)	$(30,014,294)	$(71,807,799)	$(800,529,081)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sales and cumulative bond amortization adjustments. The other temporary differences are primarily due to dividends payable and interest accrual on defaulted securities.
As of October 31, 2024, for federal income tax purposes, capital loss carryforwards of $778,541,645, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$280,887	$497,655
During the years ended October 31, 2024 and October 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024	2023
Distributions paid from:
Ordinary Income	$36,516,191	$25,235,436
Exempt Interest Dividends	327,628,085	307,617,119
Total	$364,144,276	$332,852,555
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and/or the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended October 31, 2024, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended

Notes to Financial Statements (continued)
October 31, 2024, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2024, purchases and sales of securities, other than short-term securities, were $2,909,213 and $1,419,773, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended October 31, 2024 and October 31, 2023, were as follows:
Class A	Shares	Amount
Year ended October 31, 2024:
Shares sold	32,618,205	$384,827,170
Shares issued to shareholders in reinvestment of distributions	4,619,343	54,805,314
Shares redeemed	(40,291,163)	(476,911,986)
Net increase (decrease) in shares outstanding before conversion	(3,053,615)	(37,279,502)
Shares converted into Class A (See Note 1)	401,661	4,768,661
Shares converted from Class A (See Note 1)	(288,329)	(3,406,548)
Net increase (decrease)	(2,940,283)	$(35,917,389)
Year ended October 31, 2023:
Shares sold	44,419,061	$500,172,378
Shares issued to shareholders in reinvestment of distributions	5,332,267	60,512,994
Shares redeemed	(70,976,284)	(796,386,385)
Shares redeemed in connection with in-kind transactions	(8,037,956)	(89,218,096)
Net increase (decrease) in shares outstanding before conversion	(29,262,912)	(324,919,109)
Shares converted into Class A (See Note 1)	2,430,861	27,933,257
Shares converted from Class A (See Note 1)	(664,723)	(7,558,233)
Net increase (decrease)	(27,496,774)	$(304,544,085)

Investor Class	Shares	Amount
Year ended October 31, 2024:
Shares sold	34,950	$415,883
Shares issued to shareholders in reinvestment of distributions	12,101	143,334
Shares redeemed	(57,943)	(681,662)
Net increase (decrease) in shares outstanding before conversion	(10,892)	(122,445)
Shares converted into Investor Class (See Note 1)	22,225	262,284
Shares converted from Investor Class (See Note 1)	(49,952)	(596,345)
Net increase (decrease)	(38,619)	$(456,506)
Year ended October 31, 2023:
Shares sold	101,216	$1,155,142
Shares issued to shareholders in reinvestment of distributions	14,253	161,537
Shares redeemed	(65,132)	(738,349)
Net increase (decrease) in shares outstanding before conversion	50,337	578,330
Shares converted into Investor Class (See Note 1)	21,529	245,660
Shares converted from Investor Class (See Note 1)	(88,480)	(1,018,535)
Net increase (decrease)	(16,614)	$(194,545)

Class C	Shares	Amount
Year ended October 31, 2024:
Shares sold	1,934,095	$22,803,615
Shares issued to shareholders in reinvestment of distributions	367,214	4,343,273
Shares redeemed	(4,842,824)	(57,011,737)
Net increase (decrease) in shares outstanding before conversion	(2,541,515)	(29,864,849)
Shares converted from Class C (See Note 1)	(250,161)	(2,960,466)
Net increase (decrease)	(2,791,676)	$(32,825,315)
Year ended October 31, 2023:
Shares sold	2,115,239	$24,106,172
Shares issued to shareholders in reinvestment of distributions	474,069	5,367,827
Shares redeemed	(7,121,896)	(80,657,074)
Net increase (decrease) in shares outstanding before conversion	(4,532,588)	(51,183,075)
Shares converted from Class C (See Note 1)	(168,556)	(1,929,338)
Net increase (decrease)	(4,701,144)	$(53,112,413)

72	NYLI MacKay High Yield Muni Bond Fund

Class I	Shares	Amount
Year ended October 31, 2024:
Shares sold	225,327,685	$2,652,717,645
Shares issued to shareholders in reinvestment of distributions	16,001,313	190,014,681
Shares redeemed	(145,490,552)	(1,698,335,099)
Net increase (decrease) in shares outstanding before conversion	95,838,446	1,144,397,227
Shares converted into Class I (See Note 1)	684,634	8,102,448
Shares converted from Class I (See Note 1)	(1,930,919)	(22,328,726)
Net increase (decrease)	94,592,161	$1,130,170,949
Year ended October 31, 2023:
Shares sold	258,846,677	$2,948,360,609
Shares issued to shareholders in reinvestment of distributions	14,527,416	164,719,241
Shares redeemed	(295,278,805)	(3,341,003,833)
Net increase (decrease) in shares outstanding before conversion	(21,904,712)	(227,923,983)
Shares converted into Class I (See Note 1)	654,893	7,441,967
Shares converted from Class I (See Note 1)	(162,850)	(1,844,711)
Net increase (decrease)	(21,412,669)	$(222,326,727)

Class R6	Shares	Amount
Year ended October 31, 2024:
Shares sold	59,461,343	$701,142,959
Shares issued to shareholders in reinvestment of distributions	421,196	5,004,815
Shares redeemed	(25,971,171)	(303,233,486)
Net increase (decrease) in shares outstanding before conversion	33,911,368	402,914,288
Shares converted into Class R6 (See Note 1)	1,786,667	20,619,691
Shares converted from Class R6 (See Note 1)	(376,617)	(4,460,999)
Net increase (decrease)	35,321,418	$419,072,980
Year ended October 31, 2023:
Shares sold	58,388,901	$661,165,059
Shares issued to shareholders in reinvestment of distributions	232,472	2,627,462
Shares redeemed	(56,487,831)	(638,107,191)
Net increase (decrease) in shares outstanding before conversion	2,133,542	25,685,330
Shares converted into Class R6 (See Note 1)	124,218	1,435,145
Shares converted from Class R6 (See Note 1)	(2,147,545)	(24,705,212)
Net increase (decrease)	110,215	$2,415,263
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2024, events and transactions subsequent to October 31, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI MacKay High Yield Muni Bond Fund (formerly MainStay MacKay High Yield Municipal Bond Fund) (the Fund), one of the funds constituting New York Life Investments Funds Trust (formerly MainStay Funds Trust), including the portfolio of investments, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 20, 2024
74	NYLI MacKay High Yield Muni Bond Fund

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years.
For Federal individual income tax purposes, the Fund designated 90.0% of the ordinary income dividends paid during its fiscal year ended October 31, 2024 as attributable to interest income from Tax Exempt Municipal Bonds. Such dividends are currently exempt from Federal income taxes under Section 103(a) of the Internal Revenue Code.
In February 2025, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2024. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2024.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
76

NYLI MacKay U.S. Infrastructure Bond Fund
(formerly known as MainStay MacKay U.S. Infrastructure Bond Fund)

Annual Report - Financial Statements and Other Information
October 31, 2024

Portfolio of Investments October 31, 2024†^
	Principal Amount	Value
Long-Term Bonds 92.4%
Corporate Bonds 8.1%
Commercial Services 5.5%
Chapman University
Series 2021
2.067%, due 4/1/31	$ 2,616,000	$ 2,166,056
Cornell University
4.835%, due 6/15/34	15,715,000	15,710,346
Duke University
3.199%, due 10/1/38	3,000,000	2,478,696
Emory University
Series 2020
2.143%, due 9/1/30	10,690,000	9,282,117
Georgetown University (The)
Series 20B
2.247%, due 4/1/30	1,460,000	1,282,224
Johns Hopkins University
Series A
4.705%, due 7/1/32	5,750,000	5,733,026
Trustees of Columbia University in the City of New York (The)
Series 2024
4.355%, due 10/1/35	16,950,000	16,360,701
University of Chicago (The)
Series 2024
5.038%, due 4/1/31	10,000,000	10,019,928
Wake Forest University
3.451%, due 1/15/32	3,500,000	3,278,376
Yale University
Series 2020
1.482%, due 4/15/30	11,664,000	9,951,363
		76,262,833
Healthcare-Services 2.6%
Adventist Health System
5.757%, due 12/1/34	2,286,000	2,309,526
Advocate Health & Hospitals Corp.
3.829%, due 8/15/28	6,590,000	6,417,483
CommonSpirit Health
5.205%, due 12/1/31	2,000,000	2,010,600
Marshfield Clinic Health System, Inc.
Series 2024
5.75%, due 2/15/34	7,500,000	7,707,481
OhioHealth Corp.
2.297%, due 11/15/31	6,520,000	5,480,341
Stanford Health Care
Series 2020
3.31%, due 8/15/30	2,509,000	2,333,336
	Principal Amount	Value

Healthcare-Services (continued)
Toledo Hospital (The)
5.75%, due 11/15/38	$ 10,785,000	$ 10,877,999
		37,136,766
Total Corporate Bonds (Cost $113,470,800)		113,399,599
Municipal Bonds 84.3%
Alabama 1.2%
Alabama Federal Aid Highway Finance Authority Revenue Bonds
Series B
1.727%, due 9/1/28	5,600,000	5,084,402
Series B
1.856%, due 9/1/29	2,160,000	1,921,764
Series B
2.156%, due 9/1/32	4,000,000	3,358,303
Series B
2.256%, due 9/1/33	7,400,000	6,107,127
		16,471,596
Arizona 0.6%
Arizona Board of Regents, Arizona State University Revenue Bonds
Series C
4.531%, due 7/1/29	1,525,000	1,531,706
Arizona Industrial Development Authority, Voyager Foundation Inc., Project Revenue Bonds
3.65%, due 10/1/29	1,115,000	1,038,959
3.90%, due 10/1/34	1,900,000	1,610,242
City of Phoenix Unlimited General Obligation
Series A
5.269%, due 7/1/34	3,675,000	3,691,845
		7,872,752
Arkansas 0.7%
City of Springdale, Sales & Use Tax Revenue Bonds
Series A, Insured: BAM
5.053%, due 8/1/29	3,345,000	3,424,564
Series A, Insured: BAM
5.103%, due 8/1/30	1,500,000	1,537,599

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Arkansas (continued)
City of Springdale, Sales & Use Tax Revenue Bonds (continued)
Series A, Insured: BAM
5.11%, due 8/1/31	$ 2,100,000	$ 2,146,336
Series A, Insured: BAM
5.16%, due 8/1/32	2,000,000	2,042,071
Series A, Insured: BAM
5.21%, due 8/1/33	1,150,000	1,173,110
		10,323,680
California 18.6%
Alameda Corridor Transportation Authority Revenue Bonds, Sub. Lien
Series B, Insured: BAM AMBAC
(zero coupon), due 10/1/32	4,000,000	2,713,249
Alameda Corridor Transportation Authority Revenue Bonds, Senior Lien
Series C, Insured: NATL-RE
6.60%, due 10/1/29	4,815,000	5,038,407
Anaheim Public Financing Authority, Convention Center Expansion Revenue Bonds
Series A, Insured: AGM
2.971%, due 7/1/33	2,800,000	2,394,936
Antelope Valley Community College District Unlimited General Obligation
2.738%, due 8/1/36	1,500,000	1,208,696
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue Bonds, Senior Lien
Series C, Insured: AGM
5.15%, due 7/1/31	1,000,000	1,030,585
California Community Choice Financing Authority, Clean Energy Project Revenue Bonds
Series A-1
4.00%, due 5/1/53 (a)	5,405,000	5,453,982
California Health Facilities Financing Authority Revenue Bonds, Senior Lien
1.829%, due 6/1/29	2,500,000	2,209,976
	Principal Amount	Value

California (continued)
California Infrastructure & Economic Development Bank, Infrastructure State Revolving Fund Revenue Bonds
Series A
2.186%, due 10/1/34	$ 1,900,000	$ 1,506,478
California Public Finance Authority, PIH Health, Inc. Obligated Group Revenue Bonds
Series B, Insured: AGM
5.447%, due 6/1/34	10,000,000	10,130,236
California State Public Works Board, State of California Department of General Services Revenue Bonds
Series B
4.942%, due 4/1/30	3,140,000	3,195,306
California State Public Works Board, Department of General Services Revenue Bonds
Series B
5.05%, due 4/1/32	4,000,000	4,083,316
California State University, Systemwide Revenue Bonds
Series B
1.994%, due 11/1/32	1,000,000	824,226
Series B
4.90%, due 11/1/34	3,750,000	3,775,310
California Statewide Communities Development Authority, Buck Institute for Research on Aging Revenue Bonds
Insured: AGM
2.148%, due 11/15/30	2,035,000	1,886,687
Chaffey Joint Union High School District Unlimited General Obligation
2.865%, due 8/1/31	2,200,000	1,990,443
Charter Oak Unified School District Unlimited General Obligation
Insured: BAM
2.481%, due 8/1/34	1,330,000	1,085,898
City of Los Angeles, Department of Airports Customer Facility Charge Revenue Bonds
Series A, Insured: AGM
3.258%, due 5/15/30	5,520,000	5,156,581

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI MacKay U.S. Infrastructure Bond Fund

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
City of Los Angeles, Department of Airports Customer Facility Charge Revenue Bonds (continued)
Series A, Insured: AGM
3.408%, due 5/15/32	$ 5,410,000	$ 4,950,752
City of Los Angeles, Sustainable Bond Unlimited General Obligation
Series A
4.72%, due 9/1/34	2,000,000	1,999,301
Series A
5.50%, due 9/1/31	7,895,000	8,352,672
Series A
5.50%, due 9/1/32	6,895,000	7,312,923
City of Oakland Unlimited General Obligation
Series A-2
5.50%, due 7/15/31	1,000,000	1,056,436
Series A-2
5.60%, due 7/15/32	2,580,000	2,748,758
Series A-2
5.75%, due 7/15/34	4,205,000	4,506,660
Series A-2
5.85%, due 7/15/35	4,430,000	4,756,365
Contra Costa Community College District Unlimited General Obligation
1.75%, due 8/1/28	1,500,000	1,366,948
Contra Costa Transportation Authority, Sales Tax Revenue Bonds
Series B
2.25%, due 3/1/34	1,580,000	1,289,715
County of Alameda Unlimited General Obligation
Series B
3.699%, due 8/1/31	3,050,000	2,919,346
County of Santa Clara Unlimited General Obligation
Series C
4.82%, due 8/1/35	5,720,000	5,770,043
County of Santa Clara, Election of 2016 Unlimited General Obligation
Series C
4.85%, due 8/1/34	11,220,000	11,404,836
	Principal Amount	Value

California (continued)
Cupertino Union School District Unlimited General Obligation
2.65%, due 8/1/31	$ 1,000,000	$ 887,516
Foothill-De Anza Community College District, Election of 2006 Unlimited General Obligation
Series E
2.896%, due 8/1/31	1,025,000	929,196
Glendale Community College District Unlimited General Obligation
2.268%, due 8/1/30	1,500,000	1,332,540
2.668%, due 8/1/34	2,545,000	2,128,612
Hemet Unified School District Unlimited General Obligation
Insured: AGM
1.70%, due 8/1/29	5,285,000	4,673,104
Long Beach Community College District Unlimited General Obligation
Series H
2.387%, due 8/1/29	1,695,000	1,548,129
Series H
2.587%, due 8/1/31	4,870,000	4,315,025
Los Angeles Community College District, Election of 2008 Unlimited General Obligation
Series B
7.53%, due 8/1/29	6,000,000	6,629,557
Marin Community College District Unlimited General Obligation
Series B
1.89%, due 8/1/32	2,400,000	1,989,077
Series B-1
3.94%, due 8/1/34	1,835,000	1,728,576
Oakland Unified School District, Alameda County Unlimited General Obligation
Insured: BAM
2.874%, due 8/1/35	7,405,000	6,148,083
Port of Oakland Revenue Bonds, Senior Lien
Series R
1.949%, due 5/1/28	3,891,125	3,558,856
Series R
2.099%, due 5/1/30	2,296,003	2,006,871
Series R
2.349%, due 5/1/33	2,476,732	2,034,258
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Riverside Community College District Unlimited General Obligation
1.589%, due 8/1/28	$ 2,500,000	$ 2,257,192
1.785%, due 8/1/29	2,000,000	1,771,691
San Diego Community College District Unlimited General Obligation
2.113%, due 8/1/31	3,470,000	2,998,341
San Diego County Regional Transportation Commission Revenue Bonds
Series A
2.499%, due 4/1/30	1,570,000	1,431,384
San Diego Public Facilities Financing Authority, Water Utility Revenue Bonds
Series B
2.333%, due 8/1/32	1,000,000	853,314
San Diego Unified School District Unlimited General Obligation
Series B-2
4.446%, due 7/1/25	4,000,000	3,996,661
San Francisco City & County Public Utilities Commission, Wastewater Revenue Bonds
Series B
4.836%, due 10/1/33	4,000,000	4,018,307
Series B
5.60%, due 10/1/30	6,620,000	6,809,741
San Joaquin Hills Transportation Corridor Agency Revenue Bonds, Senior Lien
Series B, Insured: AGM
2.571%, due 1/15/30	1,250,000	1,136,068
San Jose Evergreen Community College District Unlimited General Obligation
Series B
5.833%, due 7/1/43	4,960,000	4,911,040
San Jose Unified School District Unlimited General Obligation
1.847%, due 8/1/33	1,685,000	1,358,270
San Ramon Valley Unified School District Unlimited General Obligation
2.014%, due 8/1/31	2,920,000	2,506,417
	Principal Amount	Value

California (continued)
Santa Monica-Malibu Unified School District Unlimited General Obligation
1.51%, due 7/1/30	$ 2,510,000	$ 2,139,742
Silicon Valley Clean Water Revenue Bonds
Series A
1.962%, due 8/1/31	3,035,000	2,592,816
Southern California Public Power Authority, National Gas Project Revenue Bonds
Series A, Insured: AGM
5.93%, due 7/1/32	1,800,000	1,877,731
Series A, Insured: AGM
6.03%, due 7/1/32	7,030,000	7,360,924
State of California, Various Purpose Unlimited General Obligation
3.00%, due 11/1/30	3,225,000	2,968,554
Series B
5.125%, due 9/1/29	3,000,000	3,098,359
5.75%, due 10/1/31	8,000,000	8,539,241
5.875%, due 10/1/41	4,000,000	4,180,117
7.50%, due 4/1/34	6,500,000	7,595,802
State of California Unlimited General Obligation
5.15%, due 9/1/34	5,000,000	5,130,160
State of California Department of Water Resources, Central Valley Project Revenue Bonds
Series BC
1.769%, due 12/1/34	2,425,000	1,849,056
Series BE
2.132%, due 12/1/33	7,500,000	6,096,558
University of California Revenue Bonds
Series BI
2.247%, due 5/15/34	2,480,000	1,991,517
Series BD
3.349%, due 7/1/29	3,660,000	3,495,533
Series AP
3.931%, due 5/15/45	4,305,000	3,941,390
Series BU
4.932%, due 5/15/34	9,000,000	9,055,149
Vacaville Unified School District Unlimited General Obligation
1.639%, due 8/1/29	2,000,000	1,763,268
		259,752,810

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI MacKay U.S. Infrastructure Bond Fund

	Principal Amount	Value
Municipal Bonds (continued)
Colorado 2.2%
City & County of Denver, Airport System Revenue Bonds
Series C
2.237%, due 11/15/30	$ 8,020,000	$ 7,053,239
City of Colorado Springs, Utilities System Revenue Bonds
Series B-2
5.545%, due 11/15/39	3,000,000	3,086,486
Colorado Housing and Finance Authority Revenue Bonds
Series E-1, Insured: GNMA / FNMA / FHLMC
6.00%, due 5/1/49	18,000,000	18,477,641
Park Creek Metropolitan District Revenue Bonds, Senior Lien
Series B, Insured: AGM
3.344%, due 12/1/32	1,850,000	1,671,787
		30,289,153
Connecticut 1.8%
Connecticut Housing Finance Authority Revenue Bonds
Series E-1
5.75%, due 11/15/54	2,710,000	2,760,100
Series F-2
6.00%, due 5/15/55 (b)	5,165,000	5,316,146
State of Connecticut Unlimited General Obligation
Series A
2.677%, due 7/1/30	3,805,000	3,460,111
Series A
4.06%, due 6/15/30	4,600,000	4,499,364
Series A
4.657%, due 5/15/30	7,000,000	7,053,749
Series A
4.846%, due 5/1/33	1,800,000	1,813,306
		24,902,776
Delaware 0.7%
County of New Castle Unlimited General Obligation
Series B
1.67%, due 7/15/29	11,430,000	10,149,134
	Principal Amount	Value

District of Columbia 2.2%
District of Columbia Revenue Bonds
Series B
3.759%, due 7/1/29	$ 1,870,000	$ 1,818,695
Series B
5.153%, due 5/1/31	10,000,000	10,306,422
Series B
5.203%, due 5/1/32	8,800,000	9,061,054
District of Columbia, Howard University Revenue Bonds
Series B, Insured: BAM
7.625%, due 10/1/35	8,240,000	9,568,510
		30,754,681
Florida 3.6%
Bay Laurel Center Community Development District, Water & Sewer Revenue Bonds
Series B, Insured: AGM
5.60%, due 9/1/42	1,000,000	1,028,471
Central Florida Tourism Oversight District Limited General Obligation
Series A
2.547%, due 6/1/35	1,605,000	1,302,352
Series A
2.731%, due 6/1/38	4,000,000	3,146,086
City of Miami, Beach Parking Unlimited General Obligation
Series B
5.261%, due 5/1/38	2,010,000	2,050,670
City of Miramar Revenue Bonds
2.443%, due 10/1/34	1,970,000	1,604,209
2.543%, due 10/1/35	2,395,000	1,924,310
County of Broward, Airport System Revenue Bonds
Series C
2.504%, due 10/1/28	2,360,000	2,194,593
Series C
2.914%, due 10/1/32	9,255,000	8,148,031
County of Miami-Dade, Seaport Department Revenue Bonds
Series A-3, Insured: AGM
1.862%, due 10/1/29	5,800,000	5,117,928
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Florida (continued)
County of Miami-Dade, Seaport Department Revenue Bonds (continued)
Series A-3, Insured: AGM
1.962%, due 10/1/30	$ 1,800,000	$ 1,554,495
Series A-3, Insured: AGM
2.012%, due 10/1/31	6,940,000	5,849,004
Series A-3, Insured: AGM
2.162%, due 10/1/32	4,000,000	3,319,924
5.499%, due 11/1/29	1,150,000	1,192,421
5.653%, due 11/1/32	3,545,000	3,727,028
County of Miami-Dade, Aviation Revenue Bonds
Series B
2.287%, due 10/1/29	1,000,000	900,488
Series B
3.406%, due 10/1/32	1,500,000	1,364,182
Florida Development Finance Corp., UF Health Jacksonville Project Revenue Bonds
Series B, Insured: AGM
3.223%, due 2/1/32	2,500,000	2,142,617
Tampa-Hillsborough County Expressway Authority Revenue Bonds
Series B, Insured: BAM
2.142%, due 7/1/31	4,375,000	3,746,526
		50,313,335
Georgia 2.1%
Augusta Unlimited General Obligation
4.94%, due 10/1/35	10,000,000	10,079,656
City of Atlanta, Water & Wastewater Revenue Bonds
1.637%, due 11/1/29	7,250,000	6,340,739
2.257%, due 11/1/35	5,635,000	4,545,458
Municipal Electric Authority of Georgia, Seaport Department Revenue Bonds
Series B
5.89%, due 7/1/33	1,500,000	1,556,491
Municipal Electric Authority of Georgia Revenue Bonds
Series A, Insured: AGM-CR AMBAC
5.95%, due 1/1/35	3,165,000	3,313,165
	Principal Amount	Value

Georgia (continued)
Oglethorpe Power Corp. Revenue Bonds
Insured: NATL-RE
5.534%, due 1/1/35 (c)	$ 2,820,000	$ 2,886,584
Savannah Hospital Authority, St. Joseph's Candler Health System Obligated Group Revenue Bonds
Series B
3.989%, due 7/1/38	1,000,000	879,234
		29,601,327
Guam 0.3%
Guam Government Waterworks Authority Revenue Bonds
Series B
2.75%, due 7/1/30	1,000,000	893,044
Series B
3.25%, due 7/1/34	2,620,000	2,216,720
Port Authority of Guam Revenue Bonds
Series C
4.582%, due 7/1/28	1,000,000	978,844
		4,088,608
Hawaii 1.7%
City & County of Honolulu, Wastewater System Revenue Bonds
Series A
1.623%, due 7/1/31	3,080,000	2,566,388
City & County of Honolulu Unlimited General Obligation
Series D
3.068%, due 10/1/30	1,980,000	1,831,867
State of Hawaii Unlimited General Obligation
Series GC
1.718%, due 10/1/30	5,500,000	4,714,658
Series GC
1.868%, due 10/1/31	6,000,000	5,047,615
Series GJ
2.042%, due 8/1/31	4,255,000	3,638,975
Series GM
4.806%, due 10/1/30	4,000,000	4,064,292

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI MacKay U.S. Infrastructure Bond Fund

	Principal Amount	Value
Municipal Bonds (continued)
Hawaii (continued)
State of Hawaii Unlimited General Obligation (continued)
Series GM
4.821%, due 10/1/32	$ 2,000,000	$ 2,024,341
		23,888,136
Idaho 0.1%
City of Boise City, Airport Revenue Bonds
Insured: BAM
5.476%, due 9/1/34	1,000,000	1,048,078
Illinois 5.8%
Chicago Board of Education Unlimited General Obligation
Series C, Insured: BAM
6.319%, due 11/1/29	2,000,000	2,082,858
Chicago O'Hare International Airport Revenue Bonds, Senior Lien
Series D
2.346%, due 1/1/30	1,800,000	1,619,380
Chicago Transit Authority Sales Tax Receipts Fund Revenue Bonds
Series B, Insured: BAM
3.102%, due 12/1/30	2,100,000	1,946,822
City of Chicago Unlimited General Obligation
Series B, Insured: AGM-CR
7.375%, due 1/1/33	1,125,000	1,256,169
City of Kankakee Unlimited General Obligation
Insured: BAM
5.172%, due 12/1/34	1,000,000	1,006,421
County of Cook Unlimited General Obligation
Series C
5.79%, due 11/15/29	1,290,000	1,302,514
6.229%, due 11/15/34	5,965,000	6,336,683
Illinois Finance Authority, Ann & Robert H Lurie Children's Hospital Revenue Bonds
3.548%, due 8/15/29	2,525,000	2,375,421
3.598%, due 8/15/30	2,250,000	2,085,006
	Principal Amount	Value

Illinois (continued)
Illinois Municipal Electric Agency Revenue Bonds
Series C
6.832%, due 2/1/35	$ 6,810,000	$ 7,234,678
Metropolitan Pier & Exposition Authority Revenue Bonds
Series B
7.20%, due 6/15/33	11,880,000	12,776,572
Sales Tax Securitization Corp. Revenue Bonds, Second Lien
Series B, Insured: BAM
2.857%, due 1/1/31	8,500,000	7,758,584
Series B
3.107%, due 1/1/35	4,000,000	3,422,878
Sales Tax Securitization Corp. Revenue Bonds
Series C
3.23%, due 1/1/28	2,160,000	2,083,000
State of Illinois, Sales Tax Revenue Bonds, Junior Lien
Series B
2.159%, due 6/15/29	2,500,000	2,250,127
State of Illinois, Sales Tax Revenue Bonds
3.45%, due 6/15/29	3,170,000	3,021,861
State of Illinois Unlimited General Obligation
Series B
5.52%, due 4/1/38	6,950,000	7,111,615
Insured: AGM-CR
5.65%, due 12/1/38	1,666,666	1,712,736
Series 3
6.725%, due 4/1/35	6,769,231	7,120,775
State of Illinois, Build America Bonds Unlimited General Obligation
Series 5
7.35%, due 7/1/35	5,437,143	5,904,750
		80,408,850
Indiana 1.0%
Indiana Housing & Community Development Authority Revenue Bonds
Series B-3, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/54	5,770,000	5,964,862
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Indiana (continued)
Indianapolis Local Public Improvement Bond Bank Revenue Bonds
Series A-2
5.854%, due 1/15/30	$ 4,830,000	$ 4,918,352
St. Joseph County Redevelopment Authority, Commission Revenue Bonds
Series B, Insured: AGM
4.991%, due 2/1/31	1,085,000	1,105,082
Series B, Insured: AGM
5.033%, due 2/1/32	1,135,000	1,156,818
Series B, Insured: AGM
5.083%, due 2/1/33	1,000,000	1,019,927
		14,165,041
Iowa 0.2%
Iowa Student Loan Liquidity Corp. Revenue Bonds
Series A
5.343%, due 12/1/34	3,200,000	3,144,125
Louisiana 0.9%
Louisiana Local Government Environmental Facilities & Community Development Authority, Louisiana Utilities Restoration Corp. ELL System Restoration Revenue Bonds
5.048%, due 12/1/34	3,000,000	3,033,437
Louisiana Local Government Environmental Facilities & Community Development Authority, Utilities Restoration Corp. Project Revenue Bonds
5.197%, due 9/1/39	4,790,773	4,838,623
State of Louisiana Revenue Bonds
Series A
1.742%, due 6/15/32	1,450,000	1,169,983
State of Louisiana Unlimited General Obligation
Series C-1
1.804%, due 6/1/31	3,710,000	3,158,067
		12,200,110
	Principal Amount	Value

Maryland 0.3%
County of Howard Unlimited General Obligation
Series E
1.55%, due 8/15/31	$ 3,000,000	$ 2,497,744
Maryland Stadium Authority, Baltimore City Public School Construction Financing Fund Revenue Bonds
Series C, Insured: State Intercept
2.207%, due 5/1/31	1,510,000	1,307,246
		3,804,990
Massachusetts 4.9%
Commonwealth of Massachusetts, COVID-19 Recovery Assessment Revenue Bonds
Series A
3.769%, due 7/15/29	11,225,000	10,975,998
Commonwealth of Massachusetts Unlimited General Obligation
Series F
4.25%, due 8/1/34	2,950,000	2,847,573
Commonwealth of Massachusetts Limited General Obligation
Series E
5.50%, due 10/1/29	9,000,000	9,429,589
Series E
5.50%, due 10/1/31	5,050,000	5,350,068
Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds
Series B
2.235%, due 7/1/31	7,795,000	6,572,867
Massachusetts Educational Financing Authority Revenue Bonds, Senior Lien
Series A
5.95%, due 7/1/44	12,750,000	12,824,844
Massachusetts Port Authority Revenue Bonds
Series C
1.679%, due 7/1/31	1,625,000	1,354,191
Massachusetts School Building Authority Revenue Bonds
Series B
1.753%, due 8/15/30	5,165,000	4,546,901

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI MacKay U.S. Infrastructure Bond Fund

	Principal Amount	Value
Municipal Bonds (continued)
Massachusetts (continued)
Massachusetts School Building Authority Revenue Bonds (continued)
Series A
2.30%, due 2/15/35	$ 2,260,000	$ 1,804,390
Massachusetts Water Resources Authority Revenue Bonds
Series C
2.09%, due 8/1/31	425,000	364,195
Series E
2.323%, due 8/1/29	2,015,000	1,834,123
Series C
2.39%, due 8/1/33	6,275,000	5,237,069
University of Massachusetts, Building Authority Revenue Bonds, Senior Lien
Series 4
2.008%, due 11/1/31	2,730,000	2,312,510
Series 2
3.646%, due 11/1/34	2,495,000	2,267,192
		67,721,510
Michigan 0.1%
Michigan State Building Authority Revenue Bonds
Series II
2.032%, due 10/15/33	1,000,000	795,859
Minnesota 0.3%
Minnesota Housing Finance Agency Revenue Bonds
Series J, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/54	3,040,000	3,173,445
Western Minnesota Municipal Power Agency Revenue Bonds
Series A
2.595%, due 1/1/29	1,000,000	936,801
		4,110,246
Mississippi 1.2%
State of Mississippi Unlimited General Obligation
Series A
1.632%, due 11/1/31	9,000,000	7,437,368
	Principal Amount	Value

Mississippi (continued)
State of Mississippi Unlimited General Obligation (continued)
Series B
1.699%, due 6/1/29	$ 2,935,000	$ 2,611,440
Series B
1.849%, due 6/1/30	2,135,000	1,862,969
Series F
5.245%, due 11/1/34	4,075,000	4,102,045
		16,013,822
Missouri 0.9%
Missouri Highway & Transportation Commission, Federal Reimbursement State Road Revenue Bonds
Series B
5.445%, due 5/1/33	12,120,000	12,304,532
Nebraska 0.2%
Central Plains Energy Project Revenue Bonds
Series B
4.50%, due 9/1/25	500,000	497,266
City of Lincoln, Electric System Revenue Bonds
Series B
1.499%, due 9/1/30	3,000,000	2,540,101
		3,037,367
New Hampshire 2.6%
City of Nashua Unlimited General Obligation
4.226%, due 1/15/32	7,345,000	7,230,431
New Hampshire Business Finance Authority, Wheeling Power Co. Revenue Bonds
Series A
6.89%, due 4/1/34 (c)	20,000,000	20,640,564
New Hampshire Health and Education Facilities Authority Act, Granite Edvance Corp. Revenue Bonds
Series A
5.04%, due 11/1/34	3,200,000	3,153,357
Series A
5.34%, due 11/1/44	6,000,000	5,715,362
		36,739,714
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Municipal Bonds (continued)
New Jersey 0.9%
New Jersey Economic Development Authority Revenue Bonds
Series NNN
3.77%, due 6/15/31	$ 1,500,000	$ 1,419,587
New Jersey Turnpike Authority Revenue Bonds
Series B
1.713%, due 1/1/29	3,485,000	3,123,833
State of New Jersey Unlimited General Obligation
Series A
2.75%, due 6/1/31	3,900,000	3,508,859
Series A, Insured: BAM
2.90%, due 6/1/33	5,180,000	4,571,472
		12,623,751
New York 10.6%
Brookhaven Local Development Corp., Long Island Community Hospital Health Care Services Foundation Revenue Bonds
Series B, Insured: AGM-CR
6.00%, due 10/1/30	1,855,000	1,918,446
City of New York Unlimited General Obligation
Series D
1.623%, due 8/1/28	1,210,000	1,097,969
Series D
1.623%, due 8/1/28	5,290,000	4,778,955
Series D
1.723%, due 8/1/29	230,000	203,678
Series D
1.723%, due 8/1/29	1,070,000	944,201
Series D-2
1.75%, due 3/1/30	2,450,000	2,129,899
Series D-3
1.97%, due 3/1/31	1,000,000	856,663
Series D-3
2.22%, due 3/1/35	6,000,000	4,708,682
Series A-3
2.80%, due 8/1/30	2,820,000	2,571,043
Series E-2
4.90%, due 4/1/34	2,000,000	2,009,369
Series D-1
5.114%, due 10/1/54	6,250,000	6,197,471
	Principal Amount	Value

New York (continued)
City of New York Unlimited General Obligation (continued)
Series B-2
5.514%, due 10/1/30	$ 3,880,000	$ 4,067,259
Series B-2
5.625%, due 10/1/31	2,110,000	2,230,354
City of New York, Fiscal of 2021 Unlimited General Obligation
Series D
1.923%, due 8/1/31	2,045,000	1,726,377
Empire State Development Corp., State of New York Sales Tax Revenue Bonds
Series B
2.59%, due 3/15/35	5,000,000	4,123,623
Metropolitan Transportation Authority Revenue Bonds
Series B-1
6.548%, due 11/15/31	11,220,000	11,798,185
New York City Housing Development Corp., Multi-Family Mortgage, 8 Spruce Street
Class A
(zero coupon), due 2/15/48 (d)	500,000	499,000
New York City Transitional Finance Authority, Future Tax Secured Revenue Bonds
Series B-3
3.00%, due 11/1/33	9,180,000	7,929,922
Series C-3
3.35%, due 11/1/30	4,000,000	3,750,757
Series F-2
4.43%, due 2/1/29	5,280,000	5,295,795
Series A-2
4.60%, due 5/1/30	6,000,000	6,033,060
Series G-2
4.91%, due 5/1/32	5,000,000	5,066,173
Series G-3
5.01%, due 5/1/34	2,500,000	2,511,720
Series G-3
5.06%, due 5/1/35	3,250,000	3,259,802
Series D-3
5.65%, due 11/1/35	6,000,000	6,233,467
New York Power Authority Revenue Bonds
Series A, Insured: AGM
5.749%, due 11/15/33	6,530,000	6,934,851

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI MacKay U.S. Infrastructure Bond Fund

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority, New York University Revenue Bonds
Series B
2.219%, due 7/1/35	$ 2,000,000	$ 1,623,050
New York State Dormitory Authority, University Facilities Revenue Bonds
Series A
2.592%, due 7/1/35	1,000,000	801,263
Series B
2.746%, due 7/1/30	6,430,000	5,824,012
New York State Dormitory Authority, Workers' Compensation Board Revenue Bonds
Series A
4.802%, due 12/1/34	6,385,000	6,388,341
New York State Dormitory Authority, State Personal Income Tax Revenue Bonds
Series H
5.289%, due 3/15/33	6,935,000	6,931,694
New York State Energy Research & Development Authority, Revolving Loan Fund Revenue Bonds
Series A
6.004%, due 4/1/33	1,000,000	1,012,896
New York State Urban Development Corp., Personal Income Tax Revenue Bonds
Series D
3.32%, due 3/15/29	4,990,000	4,780,058
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project Revenue Bonds
Series B, Insured: AGM-CR
3.473%, due 7/1/28	5,860,000	5,657,761
State of New York Unlimited General Obligation
Series B
2.90%, due 2/15/33	6,000,000	5,283,062
Series B
2.95%, due 2/15/34	6,750,000	5,858,906
	Principal Amount	Value

New York (continued)
State of New York, Build America Bonds Unlimited General Obligation
Series C
5.54%, due 3/1/30	$ 5,000,000	$ 5,139,962
		148,177,726
North Carolina 0.4%
University of North Carolina at Chapel Hill Revenue Bonds
Series C
3.327%, due 12/1/36	2,025,000	1,817,790
3.847%, due 12/1/34	1,530,000	1,448,909
University of North Carolina at Charlotte (The) Revenue Bonds
Series B, Insured: AGM
1.957%, due 4/1/29	2,000,000	1,811,023
		5,077,722
Ohio 3.0%
American Municipal Power, Inc., Combined Hydroelectric Revenue Bonds
Series B
6.424%, due 2/15/32	3,455,000	3,676,312
Series A
7.734%, due 2/15/33	6,000,000	6,959,959
City of Columbus Limited General Obligation
Series D
4.022%, due 4/1/35	1,135,000	1,067,784
Columbus Metropolitan Housing Authority, Riverside Sunshine Phase II LLC Revenue Bonds
5.375%, due 9/1/28	3,750,000	3,812,345
Franklin County Convention Facilities Authority Revenue Bonds
Series B
2.022%, due 12/1/30	4,795,000	4,091,352
JobsOhio Beverage System Revenue Bonds, Senior Lien
4.433%, due 1/1/33	7,410,000	7,374,236
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Ohio (continued)
JobsOhio Beverage System Revenue Bonds
Series B
4.532%, due 1/1/35	$ 12,085,000	$ 11,967,476
Ohio Higher Educational Facility Commission, Ashtabula County Medical Center Obligated Group Revenue Bonds
5.25%, due 1/1/42	2,000,000	2,112,054
		41,061,518
Oklahoma 0.1%
Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds
Series B, Insured: AGM
2.251%, due 1/1/32	1,300,000	1,121,845
Oregon 2.2%
City of Portland, Affordable Housing Project Unlimited General Obligation
Series B
2.25%, due 6/15/37	1,650,000	1,231,233
Series A
4.43%, due 6/15/29	2,270,000	2,270,604
Oregon State Lottery Revenue Bonds
Series B
3.821%, due 4/1/31	3,000,000	2,864,721
Port of Morrow, Bonneville Power Administration Revenue Bonds
Series 1
2.543%, due 9/1/40	1,270,000	947,245
4.819%, due 9/1/30	4,000,000	4,061,006
4.839%, due 9/1/31	14,535,000	14,741,096
State of Oregon, Department of Transportation Revenue Bonds, Senior Lien
Series B
1.66%, due 11/15/31	1,760,000	1,458,486
State of Oregon, Article XI-Q State Project Unlimited General Obligation
Series C
1.975%, due 5/1/31	1,000,000	862,025
	Principal Amount	Value

Oregon (continued)
Tri-County Metropolitan Transportation, District of Oregon Revenue Bonds, Senior Lien
Series B
2.583%, due 9/1/36	$ 2,100,000	$ 1,663,439
		30,099,855
Pennsylvania 2.0%
City of Philadelphia Unlimited General Obligation
Series B, Insured: AGM
1.618%, due 7/15/29	2,505,000	2,193,335
Series B, Insured: AGM
1.738%, due 7/15/30	2,250,000	1,924,269
City of Philadelphia, Water & Wastewater Revenue Bonds
Series B
2.034%, due 11/1/31	1,000,000	872,150
City of Pittsburgh Unlimited General Obligation
Series B
1.619%, due 9/1/29	1,570,000	1,365,225
Commonwealth of Pennsylvania Unlimited General Obligation
Series 1
1.625%, due 8/1/28	9,175,000	8,324,850
Series 1
2.05%, due 8/1/31	5,020,000	4,290,246
County of Allegheny Unlimited General Obligation
Series C-79
1.786%, due 11/1/30	1,000,000	857,796
Erie City Water Authority Revenue Bonds
Series D, Insured: AGM
1.961%, due 12/1/30	2,945,000	2,534,712
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds
Series B
5.848%, due 12/1/37	1,000,000	1,034,131
Reading Area Water Authority Revenue Bonds
Insured: BAM
2.952%, due 12/1/36	3,600,000	2,959,944

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI MacKay U.S. Infrastructure Bond Fund

	Principal Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue Bonds
Series C
2.629%, due 9/15/33	$ 2,000,000	$ 1,701,134
		28,057,792
Rhode Island 0.4%
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds
Series 84-T, Insured: GNMA
6.00%, due 4/1/54	1,300,000	1,333,676
Rhode Island Student Loan Authority Revenue Bonds, Senior Lien
Series 1
5.797%, due 12/1/33	1,400,000	1,413,601
State of Rhode Island Unlimited General Obligation
Series B
5.00%, due 8/1/29	3,145,000	3,235,870
		5,983,147
South Carolina 0.5%
Charleston County Airport District Revenue Bonds
Series C
4.727%, due 7/1/35	1,380,000	1,352,669
South Carolina Public Service Authority, Santee Cooper Project Revenue Bonds
Series C, Insured: AGM
5.417%, due 12/1/38	1,035,000	1,040,933
Series C, Insured: AGM
5.447%, due 12/1/39	1,320,000	1,324,242
Series F, Insured: AGM-CR
5.74%, due 1/1/30	3,690,000	3,799,869
		7,517,713
Tennessee 0.6%
Metropolitan Government Nashville & Davidson County Sports Authority, Stadium Project Revenue Bonds
Series D
4.98%, due 7/1/29	1,315,000	1,339,320
	Principal Amount	Value

Tennessee (continued)
Metropolitan Government Nashville & Davidson County Sports Authority, Stadium Project Revenue Bonds (continued)
Series D
5.03%, due 7/1/30	$ 1,000,000	$ 1,021,340
Series D
5.068%, due 7/1/31	1,600,000	1,635,951
Series D
5.168%, due 7/1/33	1,550,000	1,588,587
State of Tennessee Unlimited General Obligation
Series B
1.925%, due 11/1/34	1,500,000	1,179,425
Series B
1.975%, due 11/1/35	1,500,000	1,152,832
		7,917,455
Texas 5.4%
City of Corpus Christi, Utility System Revenue Bonds, Junior Lien
Series B
2.166%, due 7/15/32	2,500,000	2,103,157
City of Dallas, Waterworks & Sewer System Revenue Bonds
Series B
3.648%, due 10/1/30	2,000,000	1,919,179
City of Houston Limited General Obligation
Series B
1.568%, due 3/1/29	2,650,000	2,359,169
City of Houston, Airport System Revenue Bonds, Sub. Lien
Series C
2.485%, due 7/1/32	1,470,000	1,254,188
City of Houston, Combined Utility System Revenue Bonds, First Lien
Series B
3.828%, due 5/15/28	3,025,000	2,981,083
City of Midland Limited General Obligation
Series A
3.601%, due 3/1/31	1,420,000	1,349,462
City of San Antonio Limited General Obligation
5.635%, due 2/1/26	4,000,000	4,007,790
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
County of Bexar, Combined Venue Tax Revenue Bonds
Insured: AGM
2.434%, due 8/15/33	$ 1,000,000	$ 815,883
Dallas Area Rapid Transit Revenue Bonds
Series C
1.846%, due 12/1/30	3,825,000	3,292,718
Series C
1.946%, due 12/1/31	4,230,000	3,578,033
Series C
2.046%, due 12/1/32	2,035,000	1,690,234
Series C
2.096%, due 12/1/33	1,250,000	1,015,236
Dallas Fort Worth International Airport Revenue Bonds
Series C
2.246%, due 11/1/31	2,585,000	2,224,642
Series A
2.454%, due 11/1/29	1,000,000	911,223
Series C
2.591%, due 11/1/33	4,300,000	3,629,802
Dallas Independent School District Unlimited General Obligation
Series B, Insured: PSF-GTD
1.935%, due 8/15/30	4,875,000	4,272,992
Frisco Community Development Corp., Sales Tax (b) Revenue Bonds
4.93%, due 2/15/35	2,215,000	2,244,965
4.98%, due 2/15/36	2,935,000	2,970,879
Manor Independent School District Unlimited General Obligation
Series B, Insured: PSF-GTD
5.00%, due 8/1/29	2,000,000	2,063,801
Prosper Independent School District Unlimited General Obligation
Insured: PSF-GTD
1.429%, due 2/15/30	3,380,000	2,898,241
State of Texas, Public Finance Authority Unlimited General Obligation
Series B
1.844%, due 10/1/30	4,000,000	3,485,511
2.526%, due 10/1/31	7,500,000	6,669,043
2.746%, due 10/1/33	1,000,000	869,555
4.68%, due 10/1/32	7,470,000	7,575,851
	Principal Amount	Value

Texas (continued)
State of Texas, Public Finance Authority Unlimited General Obligation (continued)
4.90%, due 10/1/35	$ 5,100,000	$ 5,178,446
Texas Tech University System Revenue Bonds
1.653%, due 2/15/29	1,250,000	1,115,133
University of Houston Revenue Bonds
Series B
4.512%, due 2/15/33	3,430,000	3,410,740
		75,886,956
U.S. Virgin Islands 0.7%
Matching Fund Special Purpose Securitization Corp. Revenue Bonds
Series B
6.00%, due 10/1/25	5,875,000	5,874,594
Virgin Islands Water & Power Authority, Electric System Revenue Bonds
Series C, Insured: AGM
6.85%, due 7/1/35	4,000,000	4,271,688
		10,146,282
Utah 1.2%
City of Salt Lake City, Sales and Excise Tax Revenue Bonds
Series B
2.879%, due 4/1/32	3,365,000	3,021,548
County of Salt Lake, Convention Hotel Revenue Bonds
5.25%, due 10/1/34 (c)	3,610,000	3,394,681
Intermountain Power Agency Revenue Bonds
Series B
4.978%, due 7/1/31	1,020,000	1,025,521
Series B
5.228%, due 7/1/35	2,520,000	2,556,169
Utah Board of Higher Education Revenue Bonds
Series B
1.656%, due 8/1/31	1,000,000	834,054

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI MacKay U.S. Infrastructure Bond Fund

	Principal Amount	Value
Municipal Bonds (continued)
Utah (continued)
Utah Housing Corp. Revenue Bonds
Series J, Insured: GNMA / FNMA / FHLMC
6.00%, due 7/1/55 (b)	$ 2,750,000	$ 2,832,191
Utah Transit Authority Revenue Bonds
2.289%, due 12/15/32	4,360,000	3,694,054
		17,358,218
Virginia 0.8%
City of Norfolk Unlimited General Obligation
Series B, Insured: State Aid Withholding
2.854%, due 10/1/34	2,255,000	1,921,501
Farmville Industrial Development Authority, Longwood University Student Housing Project Revenue Bonds
Series B
5.00%, due 1/1/34	1,995,000	1,822,971
Toll Road Investors Partnership II LP
Series C
(zero coupon), due 2/15/41 (c)	10,000,000	2,859,527
Virginia College Building Authority, 21st Century College & Equipment Programs Revenue Bonds
Series B
1.865%, due 2/1/31	3,000,000	2,564,807
Virginia Public Building Authority Revenue Bonds
Series C
2.563%, due 8/1/29	2,700,000	2,466,624
		11,635,430
Washington 0.9%
County of King, Sewer Revenue Bonds
Series A
2.091%, due 7/1/34	1,880,000	1,508,234
Series B
2.43%, due 1/1/39	1,235,000	920,443
	Principal Amount	Value

Washington (continued)
County of King Limited General Obligation
Series C
4.932%, due 12/1/31	$ 1,600,000	$ 1,645,166
Series C
4.982%, due 12/1/32	1,650,000	1,700,315
Series C
5.112%, due 12/1/34	1,550,000	1,599,737
County of Pierce, Sewer Revenue Bonds
Series B
2.467%, due 8/1/37	1,000,000	770,417
Energy Northwest, Bonneville Power Administration Revenue Bonds
Series B
2.166%, due 7/1/32	2,740,000	2,308,498
Spokane Public Facilities District, Sales & Lodging tax Revenue Bonds
Series B
1.996%, due 12/1/30	3,050,000	2,664,580
		13,117,390
West Virginia 0.1%
County of Ohio, Special District Excise Tax Revenue Bonds
Series A
4.00%, due 3/1/40	2,200,000	1,708,720
Wisconsin 0.3%
State of Wisconsin Unlimited General Obligation
Series 2
2.614%, due 5/1/32	4,250,000	3,747,383
Total Municipal Bonds (Cost $1,151,759,899)		1,175,141,135
U.S. Government & Federal Agencies 0.0% ‡
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.0% ‡
FHLMC Gold Pools, 30 Year
4.00%, due 10/1/48	101,051	94,073
6.50%, due 4/1/37	21,079	22,050
		116,123
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
U.S. Government & Federal Agencies (continued) ‡
Government National Mortgage Association (Mortgage Pass-Through Security) 0.0% ‡
GNMA I, 30 Year
6.50%, due 4/15/31	$ 50,806	$ 52,223
Total U.S. Government & Federal Agencies (Cost $174,154)		168,346
Total Long-Term Bonds (Cost $1,265,404,853)		1,288,709,080

	Shares

Closed-End Fund 0.2%
Illinois 0.2%
Nuveen Taxable Municipal Income Fund	156,775	2,552,297
Total Closed-End Fund (Cost $2,327,636)		2,552,297
Short-Term Investments 4.0%
Affiliated Investment Company 3.3%
NYLI U.S. Government Liquidity Fund, 4.648% (e)	45,829,277	45,829,277

	Principal Amount

Short-Term Municipal Notes 0.7%
Andrew W Mellon Foundation (The)
4.85%, due 12/1/32 (f)	$ 3,800,000	3,800,000
New Hampshire Business Finance Authority
5.05%, due 2/1/29 (c)(f)	6,000,000	6,000,000
Total Short-Term Municipal Notes (Cost $9,800,000)		9,800,000
Total Short-Term Investments (Cost $55,629,277)		55,629,277
Total Investments (Cost $1,323,361,766)	96.6%	1,346,890,654
Other Assets, Less Liabilities	3.4	47,221,268
Net Assets	100.0%	$ 1,394,111,922

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of October 31, 2024.
(b)	Delayed delivery security.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Step coupon—Rate shown was the rate in effect as of October 31, 2024.
(e)	Current yield as of October 31, 2024.
(f)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI MacKay U.S. Infrastructure Bond Fund

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 826	$ 816,070	$ (771,067)	$ —	$ —	$ 45,829	$ 1,493	$ —	45,829
Abbreviation(s):
AGM—Assured Guaranty Municipal Corp.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$ —	$ 113,399,599	$ —	$ 113,399,599
Municipal Bonds	—	1,175,141,135	—	1,175,141,135
U.S. Government & Federal Agencies	—	168,346	—	168,346
Total Long-Term Bonds	—	1,288,709,080	—	1,288,709,080
Closed-End Fund	2,552,297	—	—	2,552,297
Short-Term Investments
Affiliated Investment Company	45,829,277	—	—	45,829,277
Short-Term Municipal Notes	—	9,800,000	—	9,800,000
Total Short-Term Investments	45,829,277	9,800,000	—	55,629,277
Total Investments in Securities	$ 48,381,574	$ 1,298,509,080	$ —	$ 1,346,890,654

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Statement of Assets and Liabilities as of October 31, 2024
Assets
Investment in unaffiliated securities, at value (identified cost $1,277,532,489)	$1,301,061,377
Investment in affiliated investment companies, at value (identified cost $45,829,277)	45,829,277
Receivables:
Fund shares sold	79,240,665
Dividends and interest	14,596,310
Other assets	59,947
Total assets	1,440,787,576
Liabilities
Payables:
Fund shares redeemed	27,207,420
Investment securities purchased	17,816,691
Manager (See Note 3)	490,875
Transfer agent (See Note 3)	229,576
NYLIFE Distributors (See Note 3)	39,628
Custodian	18,133
Professional fees	16,286
Accrued expenses	4,794
Distributions payable	852,251
Total liabilities	46,675,654
Net assets	$1,394,111,922
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.01 per share) unlimited number of shares authorized	$1,847,911
Additional paid-in-capital	1,466,694,881
1,468,542,792
Total distributable earnings (loss)	(74,430,870)
Net assets	$1,394,111,922
Class A
Net assets applicable to outstanding shares	$214,245,562
Shares of beneficial interest outstanding	28,669,698
Net asset value per share outstanding	$7.47
Maximum sales charge (3.00% of offering price)	0.23
Maximum offering price per share outstanding	$7.70
Investor Class
Net assets applicable to outstanding shares	$12,694,641
Shares of beneficial interest outstanding	1,690,816
Net asset value per share outstanding	$7.51
Maximum sales charge (2.50% of offering price)	0.19
Maximum offering price per share outstanding	$7.70
Class C
Net assets applicable to outstanding shares	$5,278,712
Shares of beneficial interest outstanding	706,830
Net asset value and offering price per share outstanding	$7.47
Class I
Net assets applicable to outstanding shares	$908,766,894
Shares of beneficial interest outstanding	120,246,250
Net asset value and offering price per share outstanding	$7.56
Class R6
Net assets applicable to outstanding shares	$253,126,113
Shares of beneficial interest outstanding	33,477,550
Net asset value and offering price per share outstanding	$7.56

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI MacKay U.S. Infrastructure Bond Fund

Statement of Operations for the year ended October 31, 2024
Investment Income (Loss)
Income
Interest	$55,615,900
Dividends-affiliated	1,493,183
Dividends-unaffiliated	127,642
Total income	57,236,725
Expenses
Manager (See Note 3)	5,483,593
Transfer agent (See Note 3)	1,403,854
Distribution/Service—Class A (See Note 3)	232,018
Distribution/Service—Investor Class (See Note 3)	33,088
Distribution/Service—Class B (See Note 3)(a)	772
Distribution/Service—Class C (See Note 3)	54,659
Registration	183,160
Professional fees	141,433
Custodian	92,570
Shareholder communication	77,695
Trustees	27,173
Miscellaneous	40,701
Total expenses before waiver/reimbursement	7,770,716
Expense waiver/reimbursement from Manager (See Note 3)	(793,240)
Net expenses	6,977,476
Net investment income (loss)	50,259,249
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	(5,715,558)
Futures transactions	(217,575)
Net realized gain (loss)	(5,933,133)
Net change in unrealized appreciation (depreciation) on unaffiliated investments	56,684,053
Net realized and unrealized gain (loss)	50,750,920
Net increase (decrease) in net assets resulting from operations	$101,010,169

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 20, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Statements of Changes in Net Assets
for the years ended October 31, 2024 and October 31, 2023
	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$50,259,249	$29,156,942
Net realized gain (loss)	(5,933,133)	(26,791,024)
Net change in unrealized appreciation (depreciation)	56,684,053	(2,641,992)
Net increase (decrease) in net assets resulting from operations	101,010,169	(276,074)
Distributions to shareholders:
Class A	(3,932,176)	(3,190,609)
Investor Class	(524,496)	(522,064)
Class B(a)	(2,580)	(14,468)
Class C	(176,472)	(171,500)
Class I	(34,701,397)	(20,530,573)
Class R6	(10,962,072)	(4,837,944)
Total distributions to shareholders	(50,299,193)	(29,267,158)
Capital share transactions:
Net proceeds from sales of shares	910,648,150	673,028,663
Net asset value of shares issued to shareholders in reinvestment of distributions	40,468,029	22,229,651
Cost of shares redeemed	(514,080,182)	(264,606,267)
Increase (decrease) in net assets derived from capital share transactions	437,035,997	430,652,047
Net increase (decrease) in net assets	487,746,973	401,108,815
Net Assets
Beginning of year	906,364,949	505,256,134
End of year	$1,394,111,922	$906,364,949

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 20, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI MacKay U.S. Infrastructure Bond Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class A	2024	2023	2022	2021	2020
Net asset value at beginning of year	$7.07	$7.20	$8.74	$8.77	$8.64
Net investment income (loss) (a)	0.32	0.30	0.18	0.13	0.16
Net realized and unrealized gain (loss)	0.40	(0.13)	(1.47)	0.07	0.14
Total from investment operations	0.72	0.17	(1.29)	0.20	0.30
Less distributions:
From net investment income	(0.32)	(0.30)	(0.18)	(0.13)	(0.17)
From net realized gain on investments	—	—	(0.07)	(0.10)	—
Total distributions	(0.32)	(0.30)	(0.25)	(0.23)	(0.17)
Net asset value at end of year	$7.47	$7.07	$7.20	$8.74	$8.77
Total investment return (b)	10.24%	2.26%	(14.98)%	2.36%	3.45%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.23%	4.04%	2.20%	1.49%	1.84%
Net expenses (c)	0.85%	0.85%	0.85%	0.85%	0.85%
Expenses (before waiver/reimbursement) (c)	0.93%	0.99%	0.98%	0.96%	0.98%
Portfolio turnover rate (d)	74%	130%	170%	51%	89%
Net assets at end of year (in 000’s)	$214,246	$78,068	$75,780	$111,626	$103,475

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.

	Year Ended October 31,
Investor Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$7.10	$7.24	$8.78	$8.81	$8.68
Net investment income (loss) (a)	0.30	0.28	0.16	0.10	0.14
Net realized and unrealized gain (loss)	0.41	(0.14)	(1.47)	0.07	0.13
Total from investment operations	0.71	0.14	(1.31)	0.17	0.27
Less distributions:
From net investment income	(0.30)	(0.28)	(0.16)	(0.10)	(0.14)
From net realized gain on investments	—	—	(0.07)	(0.10)	—
Total distributions	(0.30)	(0.28)	(0.23)	(0.20)	(0.14)
Net asset value at end of year	$7.51	$7.10	$7.24	$8.78	$8.81
Total investment return (b)	10.04%	1.80%	(15.14)%	2.02%	3.14%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.96%	3.72%	1.95%	1.16%	1.57%
Net expenses (c)	1.13%	1.15%	1.12%	1.17%	1.15%
Expenses (before waiver/reimbursement) (c)	1.31%	1.37%	1.25%	1.33%	1.28%
Portfolio turnover rate (d)	74%	130%	170%	51%	89%
Net assets at end of year (in 000's)	$12,695	$13,066	$13,974	$17,994	$19,459

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class C	2024	2023	2022	2021	2020
Net asset value at beginning of year	$7.07	$7.20	$8.74	$8.77	$8.64
Net investment income (loss) (a)	0.24	0.22	0.11	0.04	0.08
Net realized and unrealized gain (loss)	0.40	(0.13)	(1.48)	0.07	0.13
Total from investment operations	0.64	0.09	(1.37)	0.11	0.21
Less distributions:
From net investment income	(0.24)	(0.22)	(0.10)	(0.04)	(0.08)
From net realized gain on investments	—	—	(0.07)	(0.10)	—
Total distributions	(0.24)	(0.22)	(0.17)	(0.14)	(0.08)
Net asset value at end of year	$7.47	$7.07	$7.20	$8.74	$8.77
Total investment return (b)	9.13%	1.19%	(15.84)%	1.27%	2.38%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.22%	2.98%	1.38%	0.42%	0.88%
Net expenses (c)	1.88%	1.91%	1.87%	1.92%	1.90%
Expenses (before waiver/reimbursement) (c)	2.06%	2.13%	2.00%	2.08%	2.02%
Portfolio turnover rate (d)	74%	130%	170%	51%	89%
Net assets at end of year (in 000’s)	$5,279	$4,734	$7,037	$6,481	$8,708

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.

	Year Ended October 31,
Class I	2024	2023	2022	2021	2020
Net asset value at beginning of year	$7.15	$7.28	$8.84	$8.87	$8.73
Net investment income (loss) (a)	0.33	0.32	0.20	0.15	0.17
Net realized and unrealized gain (loss)	0.42	(0.13)	(1.49)	0.07	0.16
Total from investment operations	0.75	0.19	(1.29)	0.22	0.33
Less distributions:
From net investment income	(0.34)	(0.32)	(0.20)	(0.15)	(0.19)
From net realized gain on investments	—	—	(0.07)	(0.10)	—
Total distributions	(0.34)	(0.32)	(0.27)	(0.25)	(0.19)
Net asset value at end of year	$7.56	$7.15	$7.28	$8.84	$8.87
Total investment return (b)	10.54%	2.48%	(14.83)%	2.58%	3.78%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.44%	4.24%	2.47%	1.71%	1.97%
Net expenses (c)	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses (before waiver/reimbursement) (c)	0.68%	0.74%	0.73%	0.71%	0.72%
Portfolio turnover rate (d)	74%	130%	170%	51%	89%
Net assets at end of year (in 000’s)	$908,767	$683,014	$297,386	$329,021	$292,000

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI MacKay U.S. Infrastructure Bond Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,				November 1, 2019^ through October 31,
Class R6	2024	2023	2022	2021	2020
Net asset value at beginning of period	$7.16	$7.29	$8.84	$8.87	$8.72
Net investment income (loss) (a)	0.34	0.32	0.20	0.16	0.19
Net realized and unrealized gain (loss)	0.40	(0.13)	(1.47)	0.07	0.15
Total from investment operations	0.74	0.19	(1.27)	0.23	0.34
Less distributions:
From net investment income	(0.34)	(0.32)	(0.21)	(0.16)	(0.19)
From net realized gain on investments	—	—	(0.07)	(0.10)	—
Total distributions	(0.34)	(0.32)	(0.28)	(0.26)	(0.19)
Net asset value at end of period	$7.56	$7.16	$7.29	$8.84	$8.87
Total investment return (b)	10.45%	2.55%	(14.66)%	2.65%	3.85%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.51%	4.30%	2.50%	1.77%	2.16%
Net expenses (c)	0.53%	0.53%	0.53%	0.53%	0.53%
Expenses (before waiver/reimbursement) (c)	0.54%	0.56%	0.57%	0.56%	0.58%
Portfolio turnover rate (d)	74%	130%	170%	51%	89%
Net assets at end of period (in 000’s)	$253,126	$127,190	$110,457	$149,500	$83,204

^	Inception date.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
25

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds (the “Trust”) (formerly known as MainStay Funds) was organized on January 9, 1986, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of eleven funds (collectively referred to as the "Funds"). These financial statements and notes relate to the NYLI MacKay U.S. Infrastructure Bond Fund (formerly known as MainStay MacKay U.S. Infrastructure Bond Fund) (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	January 3, 1995
Investor Class	February 28, 2008
Class C	September 1, 1998
Class I	January 2, 2004
Class R6	November 1, 2019
Effective at the close of business on February 20, 2024, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule.
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A and Investor Class shares. A CDSC of 1.00% may be imposed on certain redemptions of Class A and Investor Class shares made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Investments in Class C shares are subject to a purchase maximum of $250,000. Class I and Class R6 shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek current income.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that

26	NYLI MacKay U.S. Infrastructure Bond Fund

quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2024, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value.
Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are
27

Notes to Financial Statements (continued)
marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
In calculating NAV, each closed-end fund is valued at market value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Price information on closed-end funds is taken from the exchange where the security is primarily traded. In addition, because closed-end funds and exchange-traded funds trade on a secondary market, their shares may trade at a premium or discount to the actual net asset value of their portfolio securities and their shares may have greater volatility because of the potential lack of liquidity. These closed-end funds are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and pays distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is accrued as earned using the effective interest rate method and includes any realized gains and losses from repayments of principal on mortgage-backed securities. Discounts and premiums on securities purchased, other than temporary cash investments that mature in 60 days or less at the time of purchase, for the Fund are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not

28	NYLI MacKay U.S. Infrastructure Bond Fund

included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(H) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agency agreement between the Fund and JPMorgan, and indemnify the Fund against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(I) Delayed Delivery Transactions.  The Fund may purchase or sell securities on a delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell delayed delivery securities before they are delivered, which may result in a realized gain or loss. When the Fund has sold a security it owns on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Delayed delivery transactions as of October 31, 2024, are shown in the Portfolio of Investments.
(J) Government, Infrastructure Investment and Municipal Bond Risk.  Investments in the Fund are not guaranteed, even though some of the Fund’s underlying investments are guaranteed by the U.S.
29

Notes to Financial Statements (continued)
government or its agencies or instrumentalities. The principal risk of mortgage-related and asset-backed securities is that the underlying debt may be prepaid ahead of schedule, if interest rates fall, thereby reducing the value of the Fund’s investment. If interest rates rise, less of the debt may be prepaid and the Fund may lose money because the Fund may be unable to invest in higher yielding assets. The Fund is subject to interest-rate risk and can lose principal value when interest rates rise. Bonds are also subject to credit risk, in which the bond issuer may fail to pay interest and principal in a timely manner.
The Fund’s investments in infrastructure-related securities will expose the Fund to potential adverse economic, regulatory, political, legal and other changes affecting such investments. Issuers of securities in infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental or other regulations and the effects of economic slowdowns. Rising interest rates could lead to higher financing costs and reduced earnings for infrastructure companies.
Municipal bond risks include the inability of the issuer to repay the obligation, the relative lack of information about certain issuers, and the possibility of future tax and legislative changes, which could affect the market for and value of municipal securities.
Municipalities continue to experience political, economic and financial difficulties in the current economic environment. The ability of a municipal issuer to make payments and the value of municipal bonds can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the Fund’s net asset value, and/or the distributions paid by the Fund.
(K) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(L) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into futures contracts to help manage the duration and yield curve positioning of the portfolio. These derivatives are not accounted for as hedging instruments.
The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2024:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk	Total
Futures Transactions	$(217,575)	$(217,575)
Total Net Realized Gain (Loss)	$(217,575)	$(217,575)

Average Notional Amount	Total
Futures Contracts Long (a)	$43,953,125

(a)	Position was open for one month during the reporting period.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.50% up to $500 million; 0.475% from $500 million to $1 billion; and 0.45% in excess of $1 billion. During the year ended October 31, 2024, the effective management fee rate was 0.48% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of daily net assets: Class A, 0.85% and Class R6, 0.53%. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points

30	NYLI MacKay U.S. Infrastructure Bond Fund

of the Class A shares waiver/ reimbursement to Investor Class, Class C and Class I shares. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended October 31, 2024, New York Life Investments earned fees from the Fund in the amount of $5,483,593 and waived fees and/or reimbursed expenses, including the waiver/reimbursement of certain class specific expenses in the amount of $793,240 and paid the Subadvisor fees in the amount of $2,345,177.
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, Class B and Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class B and Class C shares along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class B and Class C shares, for a total 12b-1 fee of 1.00%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the year ended October 31, 2024, were $6,001 and $326, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A, Investor Class and Class C shares during the year ended October 31, 2024, of $16,159, $1 and $645, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2024, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$136,893	$—
Investor Class	69,029	(12,455)
Class B*	386	(72)
Class C	28,498	(5,205)
Class I	1,159,330	—
Class R6	9,718	—

*	Effective at the close of business on February 20, 2024, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule .
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of October 31, 2024, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class R6	$25,695	0.0%‡

‡	Less than one-tenth of a percent.
31

Notes to Financial Statements (continued)
Note 4-Federal Income Tax
As of October 31, 2024, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$1,324,433,487	$26,994,118	$(4,536,951)	$22,457,167
As of October 31, 2024, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$954,971	$(96,990,757)	$(852,251)	$22,457,167	$(74,430,870)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale adjustments.
As of October 31, 2024, for federal income tax purposes, capital loss carryforwards of $96,990,757, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$58,082	$38,909
During the years ended October 31, 2024 and October 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024	2023
Distributions paid from:
Ordinary Income	$50,299,193	$29,267,158
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and/or the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended October 31, 2024, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended October 31, 2024, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2024, purchases and sales of securities, other than short-term securities, were $1,167,186 and $810,061, respectively.

32	NYLI MacKay U.S. Infrastructure Bond Fund

Note 9–Capital Share Transactions
Transactions in capital shares for the years ended October 31, 2024 and October 31, 2023, were as follows:
Class A	Shares	Amount
Year ended October 31, 2024:
Shares sold	23,400,715	$176,016,175
Shares issued to shareholders in reinvestment of distributions	483,975	3,612,102
Shares redeemed	(6,358,025)	(47,391,167)
Net increase (decrease) in shares outstanding before conversion	17,526,665	132,237,110
Shares converted into Class A (See Note 1)	131,926	987,536
Shares converted from Class A (See Note 1)	(29,036)	(219,207)
Net increase (decrease)	17,629,555	$133,005,439
Year ended October 31, 2023:
Shares sold	3,242,640	$24,038,951
Shares issued to shareholders in reinvestment of distributions	392,218	2,894,696
Shares redeemed	(3,218,969)	(23,728,902)
Net increase (decrease) in shares outstanding before conversion	415,889	3,204,745
Shares converted into Class A (See Note 1)	108,943	809,230
Shares converted from Class A (See Note 1)	(6,067)	(46,047)
Net increase (decrease)	518,765	$3,967,928

Investor Class	Shares	Amount
Year ended October 31, 2024:
Shares sold	34,886	$260,360
Shares issued to shareholders in reinvestment of distributions	67,731	507,340
Shares redeemed	(190,796)	(1,428,570)
Net increase (decrease) in shares outstanding before conversion	(88,179)	(660,870)
Shares converted into Investor Class (See Note 1)	24,811	185,848
Shares converted from Investor Class (See Note 1)	(85,039)	(641,831)
Net increase (decrease)	(148,407)	$(1,116,853)
Year ended October 31, 2023:
Shares sold	58,734	$439,185
Shares issued to shareholders in reinvestment of distributions	68,232	506,179
Shares redeemed	(190,031)	(1,411,925)
Net increase (decrease) in shares outstanding before conversion	(63,065)	(466,561)
Shares converted into Investor Class (See Note 1)	31,293	231,512
Shares converted from Investor Class (See Note 1)	(60,321)	(451,493)
Net increase (decrease)	(92,093)	$(686,542)

Class B	Shares	Amount
Year ended October 31, 2024: (a)
Shares sold	8	$117
Shares issued to shareholders in reinvestment of distributions	286	2,128
Shares redeemed	(2,259)	(16,753)
Net increase (decrease) in shares outstanding before conversion	(1,965)	(14,508)
Shares converted from Class B (See Note 1)	(39,576)	(292,914)
Net increase (decrease)	(41,541)	$(307,422)
Year ended October 31, 2023:
Shares sold	48	$459
Shares issued to shareholders in reinvestment of distributions	1,862	13,788
Shares redeemed	(7,935)	(58,774)
Net increase (decrease) in shares outstanding before conversion	(6,025)	(44,527)
Shares converted from Class B (See Note 1)	(38,870)	(286,065)
Net increase (decrease)	(44,895)	$(330,592)

Class C	Shares	Amount
Year ended October 31, 2024:
Shares sold	356,055	$2,643,826
Shares issued to shareholders in reinvestment of distributions	21,877	162,983
Shares redeemed	(310,815)	(2,296,168)
Net increase (decrease) in shares outstanding before conversion	67,117	510,641
Shares converted from Class C (See Note 1)	(30,108)	(225,428)
Net increase (decrease)	37,009	$285,213
Year ended October 31, 2023:
Shares sold	259,903	$1,923,254
Shares issued to shareholders in reinvestment of distributions	22,463	165,942
Shares redeemed	(568,869)	(4,205,610)
Net increase (decrease) in shares outstanding before conversion	(286,503)	(2,116,414)
Shares converted from Class C (See Note 1)	(21,091)	(155,454)
Net increase (decrease)	(307,594)	$(2,271,868)

33

Notes to Financial Statements (continued)
Class I	Shares	Amount
Year ended October 31, 2024:
Shares sold	68,053,601	$513,623,452
Shares issued to shareholders in reinvestment of distributions	4,203,580	31,730,900
Shares redeemed	(47,551,110)	(357,361,139)
Net increase (decrease) in shares outstanding before conversion	24,706,071	187,993,213
Shares converted into Class I (See Note 1)	28,732	219,207
Shares converted from Class I (See Note 1)	(1,743)	(13,211)
Net increase (decrease)	24,733,060	$188,199,209
Year ended October 31, 2023:
Shares sold	78,116,291	$585,268,003
Shares issued to shareholders in reinvestment of distributions	2,482,267	18,466,059
Shares redeemed	(25,920,656)	(193,052,091)
Net increase (decrease) in shares outstanding before conversion	54,677,902	410,681,971
Shares converted into Class I (See Note 1)	5,996	46,047
Net increase (decrease)	54,683,898	$410,728,018

Class R6	Shares	Amount
Year ended October 31, 2024:
Shares sold	29,153,580	$218,104,220
Shares issued to shareholders in reinvestment of distributions	590,277	4,452,576
Shares redeemed	(14,039,442)	(105,586,385)
Net increase (decrease)	15,704,415	$116,970,411
Year ended October 31, 2023:
Shares sold	8,280,249	$61,358,811
Shares issued to shareholders in reinvestment of distributions	24,490	182,987
Shares redeemed	(5,666,639)	(42,148,965)
Net increase (decrease) in shares outstanding before conversion	2,638,100	19,392,833
Shares converted from Class R6 (See Note 1)	(19,584)	(147,730)
Net increase (decrease)	2,618,516	$19,245,103

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 20, 2024.
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2024, events and transactions subsequent to October 31, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
34	NYLI MacKay U.S. Infrastructure Bond Fund

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI MacKay U.S. Infrastructure Bond Fund (formerly MainStay MacKay U.S. Infrastructure Bond Fund) (the Fund), one of the funds constituting New York Life Investments Funds (formerly MainStay Funds), including the portfolio of investments, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, the transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 20, 2024
35

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years.
In February 2025, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2024. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2024.
36	NYLI MacKay U.S. Infrastructure Bond Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
37

NYLI MacKay Tax Free Bond Fund
(formerly known as MainStay MacKay Tax Free Bond Fund)

Annual Report - Financial Statements and Other Information
October 31, 2024

Portfolio of Investments October 31, 2024†^
	Principal Amount	Value
Municipal Bonds 99.5%
Long-Term Municipal Bonds 96.8%
Alabama 3.9%
Alabama Housing Finance Authority, Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
6.00%, due 4/1/55	$ 9,000,000	$ 9,922,648
Black Belt Energy Gas District, Gas Project, Revenue Bonds
Series B
3.89%, due 4/1/53	34,600,000	33,641,314
Series D-1
4.00%, due 7/1/52 (a)	6,300,000	6,369,034
Series B-1
4.00%, due 4/1/53 (a)	19,350,000	19,444,745
Series D-3
5.079%, due 6/1/49	9,250,000	9,513,779
Series B-2
5.25%, due 12/1/53 (a)	12,500,000	13,512,954
Series A
5.25%, due 5/1/55 (a)	20,890,000	22,646,521
Black Belt Energy Gas District, Gas Project No.6, Revenue Bonds
Series B
4.00%, due 10/1/52 (a)	40,505,000	40,687,872
Black Belt Energy Gas District, Revenue Bonds
Series B
5.00%, due 10/1/55 (a)	26,675,000	28,344,167
County of Jefferson, Sewer, Revenue Bonds
5.50%, due 10/1/53	4,250,000	4,604,596
Energy Southeast, A Cooperative District, Revenue Bonds
Series B
5.25%, due 7/1/54 (a)	46,770,000	50,367,600
Series B-2
5.429%, due 4/1/54	20,000,000	20,465,612
Series B-1
5.75%, due 4/1/54 (a)	16,850,000	18,747,507
Lower Alabama Gas District (The), Gas Project, Revenue Bonds
Series A
5.00%, due 9/1/46	20,795,000	22,869,486
Southeast Alabama Gas Supply District (The), Revenue Bonds
Series B
5.00%, due 6/1/49 (a)	14,255,000	15,255,245
	Principal Amount	Value

Alabama (continued)
Southeast Energy Authority, A Cooperative District, Project No. 2, Revenue Bonds
Series B
4.00%, due 12/1/51 (a)	$ 14,815,000	$ 14,829,793
Southeast Energy Authority, A Cooperative District, Project No. 4, Revenue Bonds
Series B-1
5.00%, due 5/1/53 (a)	24,230,000	25,287,572
Southeast Energy Authority A Cooperative District, Revenue Bonds
Series C
5.00%, due 11/1/55 (a)	16,900,000	18,180,734
		374,691,179
Alaska 0.2%
Alaska Housing Finance Corp., General Mortgage, Revenue Bonds
Series C-II, Insured: GNMA / FNMA / FHLMC
5.75%, due 12/1/52	6,025,000	6,391,944
Alaska Industrial Development & Export Authority, Greater Fairbanks Community Hospital Foundation Obligated Group, Revenue Bonds
5.00%, due 4/1/32	3,050,000	3,055,803
Municipality of Anchorage, Unlimited General Obligation
Series B
5.00%, due 9/1/26	5,340,000	5,425,009
State of Alaska, International Airports System, Revenue Bonds
Series C
5.00%, due 10/1/27 (b)	5,000,000	5,213,781
		20,086,537
Arizona 1.5%
Arizona Board of Regents, Arizona State University, Revenue Bonds
Series A
5.50%, due 7/1/48	7,500,000	8,391,206
Arizona Health Facilities Authority, Banner Health, Revenue Bonds
Series B
4.08%, due 1/1/37	5,725,000	5,567,055

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Arizona (continued)
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Obligated Group, Revenue Bonds
Series A
5.25%, due 11/1/53	$ 5,325,000	$ 5,653,245
Chandler Industrial Development Authority, Intel Corp. Project, Revenue Bonds (a)(b)
4.00%, due 6/1/49	11,100,000	11,109,054
Series 1
5.00%, due 9/1/42	10,180,000	10,427,656
City of Glendale, Excise Tax, Revenue Bonds, Senior Lien
5.00%, due 7/1/33	10,000,000	11,451,330
5.00%, due 7/1/35	5,000,000	5,748,830
City of Phoenix Civic Improvement Corp., Airport, Revenue Bonds, Senior Lien (b)
5.00%, due 7/1/30	5,750,000	6,156,918
5.00%, due 7/1/31	5,000,000	5,387,249
City of Phoenix Civic Improvement Corp., Airport, Revenue Bonds, Junior Lien
Series B
5.00%, due 7/1/49 (b)	3,485,000	3,550,249
City of Phoenix Civic Improvement Corp., Water System, Revenue Bonds, Junior Lien
Series A
5.00%, due 7/1/44	10,180,000	10,840,519
Coconino County Unified School District No. 1, Flagstaff, Unlimited General Obligation
Series B
1.75%, due 7/1/35	2,375,000	1,796,873
Series B
1.75%, due 7/1/36	2,760,000	2,036,865
Gilbert Water Resource Municipal Property Corp., Waterworks & Sewer System, Revenue Bonds, Senior Lien
4.00%, due 7/15/40	23,480,000	23,851,198
4.00%, due 7/15/41	7,915,000	7,985,184
5.00%, due 7/15/27	4,500,000	4,767,021
	Principal Amount	Value

Arizona (continued)
Maricopa County & Phoenix Industrial Development Authorities, Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
6.00%, due 3/1/55	$ 5,500,000	$ 5,975,691
Maricopa County Industrial Development Authority, Banner Health, Revenue Bonds
Series A
4.00%, due 1/1/41	8,000,000	7,967,398
Series D
4.00%, due 1/1/48	2,080,000	2,008,224
Maricopa County Pollution Control Corp., Public Service Co. of New Mexico, Revenue Bonds
Series A
0.875%, due 6/1/43 (a)	3,855,000	3,628,381
Salt River Project Agricultural Improvement & Power District, Revenue Bonds
Series A
5.00%, due 12/1/45	5,000,000	5,043,884
		149,344,030
Arkansas 0.2%
Arkansas Development Finance Authority, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
5.00%, due 1/1/55	4,000,000	4,198,033
Little Rock School District, Limited General Obligation
Series A, Insured: BAM State Aid Withholding
3.00%, due 2/1/46	15,230,000	12,145,477
Series A, Insured: BAM State Aid Withholding
3.00%, due 2/1/50	6,180,000	4,612,689
		20,956,199
California 12.6%
Alameda Corridor Transportation Authority, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 10/1/36	23,000,000	14,649,661
Series C, Insured: AGM
(zero coupon), due 10/1/52 (c)	15,620,000	8,723,175

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
Alameda Corridor Transportation Authority, Revenue Bonds (continued)
Series C, Insured: AGM
5.00%, due 10/1/52	$ 6,200,000	$ 6,655,833
Alameda Corridor Transportation Authority, Revenue Bonds, Senior Lien
Series A, Insured: BAM
(zero coupon), due 10/1/48 (c)	6,000,000	3,479,569
Allan Hancock Joint Community College District, Unlimited General Obligation
Series C
(zero coupon), due 8/1/44 (c)	8,500,000	6,158,710
Antelope Valley Community College District, Election of 2016, Unlimited General Obligation
Series B
3.00%, due 8/1/50	3,750,000	3,043,145
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Revenue Bonds, Senior Lien (b)
Series B
5.00%, due 7/1/32	6,250,000	6,797,653
Series B
5.00%, due 7/1/34	5,000,000	5,487,951
Series B
5.00%, due 7/1/35	5,000,000	5,465,678
Series B
5.00%, due 7/1/36	5,345,000	5,821,178
Series B
5.00%, due 7/1/38	7,570,000	8,186,290
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds
Series B-2
3.69%, due 2/1/52	5,895,000	5,573,331
Series B-1
4.00%, due 2/1/52 (a)	11,160,000	11,263,887
Series A-1
4.00%, due 5/1/53 (a)	4,555,000	4,596,279
Series E-2
4.899%, due 2/1/54	27,500,000	27,772,924
Series B-1
5.00%, due 7/1/53 (a)	15,605,000	16,506,699
	Principal Amount	Value

California (continued)
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds (continued)
Series A-2
5.179%, due 12/1/53	$ 14,250,000	$ 14,435,394
Series C
5.25%, due 1/1/54 (a)	28,990,000	31,142,638
California Community Choice Financing Authority, Revenue Bonds (a)
Series B
5.00%, due 1/1/55	15,250,000	16,388,968
Series C
5.00%, due 8/1/55	20,015,000	21,461,230
California Enterprise Development Authority, County of Riverside, Revenue Bonds
Series A
5.50%, due 11/1/59	15,000,000	16,828,189
California Health Facilities Financing Authority, CommonSpirit Health, Revenue Bonds
Series A, Insured: BAM
3.00%, due 4/1/44	2,075,000	1,773,534
Series A
4.00%, due 4/1/49	5,000,000	4,797,076
Series A
4.00%, due 4/1/49	170,000	181,614
Series A
4.00%, due 4/1/49	4,830,000	4,610,235
California Infrastructure & Economic Development Bank, Clean Water and Drinking Water, Revenue Bonds
4.00%, due 10/1/40	5,100,000	5,290,420
California Municipal Finance Authority, CHF-Davis I LLC, West Village Student Housing Project, Revenue Bonds
Insured: BAM
5.00%, due 5/15/36	3,400,000	3,577,503
Insured: BAM
5.00%, due 5/15/39	8,215,000	8,591,378
California State University, Systemwide, Revenue Bonds
Series C
3.00%, due 11/1/40	6,000,000	5,298,215
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
California State University, Systemwide, Revenue Bonds (continued)
Series A
5.00%, due 11/1/42	$ 9,725,000	$ 10,087,535
Series A
5.50%, due 11/1/46	9,835,000	11,373,741
Series A
5.50%, due 11/1/55	58,210,000	66,438,228
Carlsbad Unified School District, Election of 2018, Unlimited General Obligation
Series A
3.00%, due 8/1/42	4,000,000	3,427,104
Series B
3.00%, due 8/1/46	2,725,000	2,242,832
Center Joint Unified School District, Election of 2008, Unlimited General Obligation
Series B, Insured: BAM
3.00%, due 8/1/51	4,750,000	3,865,783
Chabot-Las Positas Community College District, Unlimited General Obligation
Series C
5.25%, due 8/1/48	5,000,000	5,589,531
Chaffey Joint Union High School District, Unlimited General Obligation
Series C
5.25%, due 8/1/47	5,000,000	5,169,990
City of Escondido, Unlimited General Obligation
5.00%, due 9/1/36	3,950,000	4,006,439
City of Long Beach, Harbor, Revenue Bonds
Series A
5.00%, due 5/15/44	6,070,000	6,458,915
City of Los Angeles, Department of Airports, Revenue Bonds (b)
Series D
4.00%, due 5/15/40	2,200,000	2,176,473
Series A
5.00%, due 5/15/44	3,535,000	3,618,220
	Principal Amount	Value

California (continued)
City of Los Angeles, Department of Airports, Revenue Bonds, Senior Lien (b)
Series A
4.75%, due 5/15/40	$ 6,000,000	$ 6,007,355
Series A
5.00%, due 5/15/33	3,330,000	3,348,905
Series G
5.00%, due 5/15/47	3,250,000	3,403,059
Series G
5.50%, due 5/15/36	15,175,000	16,924,348
Series G
5.50%, due 5/15/39	3,250,000	3,589,200
Series G
5.50%, due 5/15/40	6,700,000	7,369,970
Series H
5.50%, due 5/15/47	8,150,000	8,795,190
City of Los Angeles, Wastewater System, Revenue Bonds
Series A
5.00%, due 6/1/43	3,000,000	3,000,449
Corona-Norco Unified School District, Unlimited General Obligation
Series C
3.00%, due 8/1/44	5,000,000	4,174,239
El Camino Community College District Foundation (The), Election of 2002, Unlimited General Obligation
Series C
(zero coupon), due 8/1/38	11,750,000	6,870,102
Folsom Cordova Unified School District, School Facilities Improvement District No. 5, Unlimited General Obligation
Series B
4.25%, due 10/1/41	8,790,000	8,812,804
Fresno Unified School District, Unlimited General Obligation
Series B
3.00%, due 8/1/43	7,500,000	6,203,702
Golden State Tobacco Securitization Corp., Revenue Bonds
Series A-1
2.587%, due 6/1/29	10,000,000	9,048,959

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
Irvine Facilities Financing Authority, Gateway Preserve Land Acquisition Project, Revenue Bonds
Series A
5.25%, due 5/1/43	$ 3,800,000	$ 3,891,650
Live Oak Elementary School District, Certificate of Participation
Insured: AGM
5.00%, due 8/1/39	2,455,000	2,526,107
Long Beach Unified School District, Unlimited General Obligation
Series D-1
(zero coupon), due 8/1/30	4,450,000	3,547,544
Los Angeles Unified School District, Unlimited General Obligation
Series C
4.00%, due 7/1/33	2,750,000	2,885,110
Series C
4.00%, due 7/1/38	5,750,000	5,915,288
Series A
5.00%, due 7/1/27	8,500,000	9,060,105
Los Angeles Unified School District, Election of 2008, Unlimited General Obligation
Series B-1, Insured: AGM-CR
5.25%, due 7/1/42	37,500,000	39,701,659
Modesto Irrigation District, Domestic Water Project, Revenue Bonds
Series F, Insured: NATL-RE
4.116%, due 9/1/27	4,450,000	4,414,252
Moreno Valley Unified School District, Election 2014, Unlimited General Obligation
Series C, Insured: BAM
3.00%, due 8/1/46	4,750,000	3,916,434
Murrieta Valley Unified School District, Election of 2014, Unlimited General Obligation
5.25%, due 9/1/51	9,700,000	10,628,699
Norman Y Mineta San Jose International Airport SJC, Revenue Bonds
Series A
5.00%, due 3/1/41 (b)	8,500,000	8,597,087
Northern California Energy Authority, Revenue Bonds
5.00%, due 12/1/54 (a)	12,500,000	13,261,462
	Principal Amount	Value

California (continued)
Novato Unified School District, Unlimited General Obligation
Series B
3.00%, due 8/1/41	$ 2,500,000	$ 2,202,133
Oak Grove School District, Unlimited General Obligation
Series A-2, Insured: BAM
5.00%, due 8/1/52	4,330,000	4,709,666
Oakland Unified School District, Alameda County, Unlimited General Obligation
Insured: AGM
5.00%, due 8/1/27	1,160,000	1,177,880
Insured: AGM
5.00%, due 8/1/28	1,755,000	1,782,040
Ocean View School District of Orange County, Unlimited General Obligation
Series C, Insured: AGM
3.00%, due 8/1/47	4,250,000	3,464,274
Peninsula Corridor Joint Powers Board, Green Bond, Revenue Bonds
Series A
5.00%, due 6/1/47	3,000,000	3,222,422
Pittsburg Successor Agency Redevelopment Agency, Tax Allocation
Series A, Insured: AGM
5.00%, due 9/1/26	3,000,000	3,104,735
Richmond Joint Powers Financing Authority, Civic Center Project, Revenue Bonds
Series A, Insured: AGM
5.00%, due 11/1/36	2,750,000	2,955,922
Riverside County Transportation Commission, Sales Tax, Revenue Bonds
Series B
4.00%, due 6/1/36	7,500,000	7,634,645
Sacramento Area Flood Control Agency, Consolidated Capital Assessment District No. 2, Special Assessment
Series A
5.00%, due 10/1/36	3,195,000	3,296,994
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
Sacramento City Unified School District, Election of 2020, Unlimited General Obligation
Series A, Insured: BAM
5.50%, due 8/1/47	$ 8,840,000	$ 9,652,096
Series A, Insured: BAM
5.50%, due 8/1/52	14,920,000	16,242,777
San Diego County Regional Airport Authority, Revenue Bonds
Series B
5.00%, due 7/1/33 (b)	4,990,000	5,361,152
San Diego County Regional Airport Authority, Revenue Bonds, Senior Lien
Series B
5.00%, due 7/1/48 (b)	7,500,000	7,863,834
San Diego Public Facilities Financing Authority, Water Utility, Revenue Bonds
Series A
5.25%, due 8/1/48	5,250,000	5,877,350
San Diego Unified School District, Election of 2012, Unlimited General Obligation
Series R-2
(zero coupon), due 7/1/41 (c)	11,000,000	10,936,048
Series B-4
5.00%, due 7/1/40	4,570,000	5,164,645
Series I
5.00%, due 7/1/41	3,750,000	3,884,471
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds, Second Series (b)
Series A
5.00%, due 5/1/30	4,000,000	4,310,084
Series A
5.00%, due 5/1/31	10,500,000	11,365,019
Series A
5.00%, due 5/1/31	6,375,000	6,900,190
Series C
5.00%, due 5/1/32	4,000,000	4,346,055
Series C
5.00%, due 5/1/33	35,000,000	38,240,545
Series A
5.00%, due 5/1/34	7,350,000	7,864,631
	Principal Amount	Value

California (continued)
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds, Second Series (b) (continued)
Series A
5.00%, due 5/1/39	$ 8,000,000	$ 8,596,962
Series E
5.00%, due 5/1/50	52,055,000	53,391,502
Series A
5.25%, due 5/1/42	27,900,000	30,469,679
Series A
5.25%, due 5/1/44	6,000,000	6,481,769
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds
Series A
5.00%, due 5/1/44 (b)	10,740,000	11,055,469
San Francisco City & County Public Utilities Commission, Wastewater, Revenue Bonds
Series A
1.00%, due 10/1/25	22,000,000	21,445,787
San Francisco Community College District, Election of 2020, Unlimited General Obligation
Series B, Insured: BAM
5.00%, due 6/15/25	20,500,000	20,750,848
Series B, Insured: BAM
5.00%, due 6/15/26	8,200,000	8,497,459
San Jose Evergreen Community College District, Election of 2016, Unlimited General Obligation
Series B
3.00%, due 9/1/41	1,065,000	939,508
San Leandro Unified School District, Election of 2020, Unlimited General Obligation
Series B
5.25%, due 8/1/48	10,900,000	11,911,887
San Mateo Union High School District, Capital Appreciation, Election of 2010, Unlimited General Obligation
Series A
(zero coupon), due 9/1/41 (c)	7,840,000	8,177,714

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
Santa Clara Unified School District, Election of 2018, Unlimited General Obligation
3.25%, due 7/1/44	$ 21,910,000	$ 19,430,741
Santa Cruz City High School District, Unlimited General Obligation
Series C
2.00%, due 8/1/37	2,870,000	2,191,975
Southern California Public Power Authority, Clean Energy Project, Revenue Bonds
Series A
5.00%, due 4/1/55 (a)	12,250,000	13,027,011
State of California, Various Purpose, Unlimited General Obligation
3.00%, due 10/1/36	5,810,000	5,460,449
3.00%, due 10/1/37	5,565,000	5,180,422
3.00%, due 4/1/52	4,190,000	3,268,189
4.00%, due 3/1/36	9,125,000	9,425,892
Series B
5.00%, due 11/1/32	27,500,000	31,445,392
5.00%, due 9/1/41	5,000,000	5,491,530
5.00%, due 10/1/41	16,065,000	17,558,224
5.00%, due 9/1/42	10,000,000	11,069,124
5.00%, due 4/1/47	10,500,000	11,392,601
State of California, Unlimited General Obligation
5.00%, due 9/1/25	28,975,000	29,461,044
5.00%, due 8/1/26	7,500,000	7,793,079
5.00%, due 9/1/33	17,495,000	20,092,365
Sunnyvale School District, Election of 2013, Unlimited General Obligation
Series C
3.00%, due 9/1/44	6,750,000	5,757,008
Temecula Valley Unified School District, Election 2012, Unlimited General Obligation
Series D
3.00%, due 8/1/47	5,000,000	4,053,708
Twin Rivers Unified School District, Election 2006, Unlimited General Obligation
Insured: AGM
(zero coupon), due 8/1/32	4,370,000	3,328,970
	Principal Amount	Value

California (continued)
University of California, Revenue Bonds
Series AR
5.00%, due 5/15/41	$ 12,260,000	$ 12,535,552
Series BN
5.50%, due 5/15/40	10,000,000	11,695,437
Val Verde Unified School District, Election of 2012, Unlimited General Obligation
Series F, Insured: AGM
3.00%, due 8/1/47	8,910,000	6,977,045
Vista Unified School District, Election of 2018, Unlimited General Obligation
Series B, Insured: BAM
5.25%, due 8/1/48	6,000,000	6,607,675
William S Hart Union High School District, Election of 2001, Unlimited General Obligation
Series B, Insured: AGM
(zero coupon), due 9/1/26	3,500,000	3,317,298
Yosemite Community College District, Service Area Nos. 2005-108 & 2005-109 Special Tax Refunding Bonds, Unlimited General Obligation
Series D
(zero coupon), due 8/1/42 (c)	20,655,000	17,384,861
		1,212,130,611
Colorado 3.0%
Adams County School District No. 1, Unlimited General Obligation
Insured: State Aid Withholding
5.25%, due 12/1/40	5,910,000	6,155,228
Arapahoe County School District No. 5, Cherry Creek, Unlimited General Obligation
Series B, Insured: State Aid Withholding
2.30%, due 12/15/28	5,790,000	5,510,414
Arapahoe County School District No. 6, Unlimited General Obligation
Series A, Insured: State Aid Withholding
5.50%, due 12/1/43	3,560,000	3,809,230
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Colorado (continued)
City & County of Denver, Board of Water Commissioners, Revenue Bonds
Series A
3.00%, due 9/15/42	$ 6,285,000	$ 5,318,206
Series A
3.00%, due 9/15/47	11,725,000	9,222,526
City & County of Denver, Airport System, Revenue Bonds (b)
Series A
4.00%, due 12/1/43	3,470,000	3,298,753
Series A
5.00%, due 12/1/28	3,095,000	3,266,358
Series A
5.00%, due 12/1/29	8,750,000	9,224,452
Series B-2
5.00%, due 11/15/31 (a)	2,000,000	2,025,356
Series A
5.00%, due 12/1/34	6,000,000	6,489,850
Series A
5.00%, due 12/1/36	8,505,000	8,804,630
Series A
5.00%, due 12/1/37	15,675,000	16,200,843
Series A
5.00%, due 12/1/43	10,940,000	11,189,000
Series A
5.00%, due 12/1/48	3,790,000	3,849,638
Series A
5.50%, due 11/15/35	5,250,000	5,922,886
Series A
5.50%, due 11/15/40	17,760,000	19,699,863
Series D
5.75%, due 11/15/38	3,000,000	3,414,168
Series D
5.75%, due 11/15/45	7,100,000	7,887,060
City & County of Denver, Convention Center Expansion Project, Certificate of Participation
Series A
5.375%, due 6/1/43	12,875,000	13,177,063
City of Colorado Springs, Utilities System, Revenue Bonds
Series B
5.25%, due 11/15/52	10,000,000	10,858,178
	Principal Amount	Value

Colorado (continued)
Colorado Health Facilities Authority, AdventHealth, Revenue Bonds
Series A
3.00%, due 11/15/51	$ 3,500,000	$ 2,668,096
Series A
4.00%, due 11/15/48	15,000,000	14,300,859
Colorado Health Facilities Authority, Intermountain Healthcare Obligated Group, Revenue Bonds
Series B
4.00%, due 1/1/40	3,000,000	3,001,600
Series A
5.00%, due 5/15/33	9,000,000	10,092,052
Series A
5.00%, due 5/15/34	4,000,000	4,463,858
Series A
5.00%, due 5/15/35	6,680,000	7,420,112
Colorado Health Facilities Authority, Sanford Obligated Group, Revenue Bonds
Series A
5.00%, due 11/1/28	4,450,000	4,772,820
Colorado Health Facilities Authority, AdventHealth Obligated Group, Revenue Bonds
Series B
5.00%, due 11/15/29	2,500,000	2,744,864
Series B
5.00%, due 11/15/49 (a)	10,000,000	10,339,893
Series A-1
5.00%, due 11/15/59 (a)	4,625,000	5,012,521
Colorado Health Facilities Authority, CommonSpirit Health Obligated Group, Revenue Bonds
Series A
5.50%, due 11/1/47	3,335,000	3,669,948
Colorado Housing and Finance Authority, Revenue Bonds
Series B, Insured: GNMA
3.00%, due 5/1/51 (b)	3,685,000	3,620,560
Colorado Housing and Finance Authority, Sustainable Bonds, Revenue Bonds
Series B, Class 1, Insured: GNMA
3.25%, due 5/1/52	6,675,000	6,584,206

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Colorado (continued)
Gunnison Watershed School District No. Re 1J, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 12/1/47	$ 14,150,000	$ 15,086,221
Regional Transportation District Sales Tax, Fastracks Project, Revenue Bonds
Series A
5.00%, due 11/1/31	6,500,000	7,337,994
State of Colorado, Certificate of Participation
Series J
5.25%, due 3/15/42	18,500,000	19,165,190
6.00%, due 12/15/40	5,025,000	5,939,933
6.00%, due 12/15/41	4,560,000	5,353,987
		286,898,416
Connecticut 1.4%
City of Hartford, Unlimited General Obligation
Series C, Insured: AGM State Guaranteed
5.00%, due 7/15/32	6,005,000	6,080,116
Connecticut State Health & Educational Facilities Authority, Yale University, Revenue Bonds (a)
Series U-2
1.10%, due 7/1/33	6,750,000	6,691,867
Series C-2
2.80%, due 7/1/57	7,150,000	7,105,425
New Canaan Housing Authority, HANC Lakeview LLC, Revenue Bonds
Series A, Insured: FNMA
4.00%, due 12/1/34	10,000,000	10,007,875
State of Connecticut, Unlimited General Obligation
Series A
3.00%, due 1/15/37	6,420,000	5,888,699
Series F
5.00%, due 9/15/28	6,610,000	7,135,951
Series D
5.00%, due 5/1/33	2,150,000	2,448,118
	Principal Amount	Value

Connecticut (continued)
State of Connecticut, Transportation Infrastructure, Special Tax, Special Tax
Series A
5.00%, due 9/1/33	$ 10,000,000	$ 10,258,644
Series A
5.25%, due 7/1/40	20,420,000	23,245,971
Series A
5.25%, due 7/1/41	18,980,000	21,522,728
Series A
5.25%, due 7/1/42	25,220,000	28,503,747
State of Connecticut Clean Water Fund, State Revolving Fund, Revenue Bonds
Series A
5.00%, due 5/1/33	2,250,000	2,348,247
		131,237,388
Delaware 0.2%
Delaware State Health Facilities Authority, Christiana Care Health System, Revenue Bonds
Series A
5.00%, due 10/1/36	3,185,000	3,401,082
Delaware State Housing Authority, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
6.00%, due 1/1/55	11,525,000	12,702,939
		16,104,021
District of Columbia 1.9%
District of Columbia, Revenue Bonds
Series A
5.00%, due 7/1/36	7,675,000	8,565,846
Series A
5.50%, due 7/1/47	6,250,000	6,934,465
District of Columbia, Unlimited General Obligation
Series A
5.25%, due 1/1/48	12,500,000	13,647,084
District of Columbia, Children's National Medical Center Obligated Group, Revenue Bonds
5.00%, due 7/15/40	4,750,000	4,801,345
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
District of Columbia (continued)
Metropolitan Washington Airports Authority, Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds, Senior Lien
Series A, Insured: AGM
4.00%, due 10/1/52	$ 16,440,000	$ 15,538,335
Series B
6.50%, due 10/1/44 (c)	6,040,000	6,615,268
Series B
6.50%, due 10/1/44 (c)	2,600,000	2,847,632
Metropolitan Washington Airports Authority, Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds, Second Lien
Series C, Insured: AGC
6.50%, due 10/1/41 (c)	6,730,000	7,182,883
Metropolitan Washington Airports Authority, Aviation, Revenue Bonds (b)
Series A
5.00%, due 10/1/29	13,000,000	13,879,193
Series A
5.00%, due 10/1/30	6,000,000	6,433,576
Series A
5.00%, due 10/1/31	8,000,000	8,632,706
Series A
5.00%, due 10/1/32	16,945,000	18,337,747
Series A
5.00%, due 10/1/34	11,000,000	11,904,901
Series A
5.00%, due 10/1/35	3,955,000	4,129,853
Series A
5.25%, due 10/1/48	5,000,000	5,308,070
Washington Metropolitan Area Transit Authority, Green bond, Revenue Bonds
Series A, Insured: BAM
3.00%, due 7/15/36	5,175,000	4,807,034
Series A
4.00%, due 7/15/39	5,600,000	5,623,411
Series A
5.50%, due 7/15/51	13,275,000	14,650,683
	Principal Amount	Value

District of Columbia (continued)
Washington Metropolitan Area Transit Authority, Green bond, Revenue Bonds, Second Lien
Series A
5.00%, due 7/15/48	$ 6,105,000	$ 6,507,144
Series A
5.25%, due 7/15/53	16,225,000	17,541,435
		183,888,611
Florida 5.8%
Alachua County Health Facilities Authority, Shands Teaching Hospital & Clinics Obligated Group, Revenue Bonds
Series A
4.406%, due 12/1/37	15,635,000	14,962,853
City of Cape Coral, Water & Sewer, Revenue Bonds
Insured: BAM
4.00%, due 10/1/42	13,605,000	13,609,226
City of Fort Lauderdale, Parks and Recreation Project, Unlimited General Obligation
Series A
5.00%, due 7/1/48	4,255,000	4,573,669
City of Gainesville, Utilities System, Revenue Bonds
Series A
5.00%, due 10/1/44	70,000	76,721
Series A
5.00%, due 10/1/44	14,575,000	15,301,825
City of South Miami, Miami Health Facilities Authority, Inc., Revenue Bonds
5.00%, due 8/15/42	17,115,000	17,538,754
City of Tampa, Sustainability Bond, Revenue Bonds
Series C, Insured: BAM
3.00%, due 10/1/36	4,440,000	4,142,616
City of Tampa, BayCare, Revenue Bonds
Series A
5.00%, due 11/15/46	6,000,000	6,065,096
City of Tampa, Centre & Lower Basis Storm Water, Special Assessment
5.25%, due 5/1/43	4,155,000	4,346,845
5.25%, due 5/1/46	4,000,000	4,159,988

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Florida (continued)
Collier County Industrial Development Authority, NCH Healthcare System, Inc. Obligated Group, Revenue Bonds
Series A, Insured: AGM
5.00%, due 10/1/49	$ 3,000,000	$ 3,190,606
Series A, Insured: AGM
5.00%, due 10/1/54	3,500,000	3,688,746
County of Brevard, Solid Waste Management System, Revenue Bonds
5.50%, due 9/1/53	8,720,000	9,448,395
County of Broward, Airport System, Revenue Bonds
5.00%, due 10/1/42 (b)	5,045,000	5,122,514
County of Lee, Airport, Revenue Bonds (b)
Series B
4.00%, due 10/1/38	4,935,000	4,852,722
Series A
5.00%, due 10/1/29	11,000,000	11,708,126
Series B
5.00%, due 10/1/37	3,750,000	3,941,943
Series B
5.00%, due 10/1/46	4,750,000	4,903,570
5.25%, due 10/1/39	8,240,000	9,078,844
5.25%, due 10/1/49	8,650,000	9,250,709
5.25%, due 10/1/54	19,800,000	21,027,727
County of Miami-Dade, Water & Sewer System, Revenue Bonds
Insured: BAM
3.00%, due 10/1/36	2,100,000	1,914,990
Series B
4.00%, due 10/1/38	5,000,000	5,049,546
Series B, Insured: BAM
4.00%, due 10/1/49	22,440,000	21,863,438
Series A
5.25%, due 10/1/54	11,700,000	12,686,136
County of Miami-Dade, Transit System, Revenue Bonds
3.00%, due 7/1/37	4,000,000	3,638,384
4.00%, due 7/1/32	9,860,000	9,929,643
County of Miami-Dade, Aviation, Revenue Bonds (b)
Series A
5.00%, due 10/1/33	25,500,000	27,470,099
	Principal Amount	Value

Florida (continued)
County of Miami-Dade, Aviation, Revenue Bonds (b) (continued)
Series A
5.00%, due 10/1/35	$ 6,170,000	$ 6,634,292
Series A
5.00%, due 10/1/38	4,650,000	4,679,250
Series B
5.00%, due 10/1/40	8,020,000	8,147,099
County of Pasco, State of Florida Cigarette Tax Revenue, Revenue Bonds
Series A, Insured: AGM
5.75%, due 9/1/54	21,395,000	23,738,651
County of Sarasota, Utility System, Revenue Bonds
5.25%, due 10/1/52	12,795,000	13,879,136
Flagler County School District, Certificate of Participation
Series R, Insured: AGC
5.00%, due 8/1/27	3,240,000	3,410,003
Series R, Insured: AGC
5.00%, due 8/1/28	3,400,000	3,636,570
Florida Department of Management Services, Certificate of Participation
Series A
5.00%, due 11/1/26	4,500,000	4,685,485
Florida Municipal Power Agency, All-Requirements Power Supply Project, Revenue Bonds
Series A
5.00%, due 10/1/26	3,500,000	3,629,023
Florida State Board of Governors, University of North Florida Dormitory Facilities Revenue, Revenue Bonds
Series A, Insured: BAM
5.00%, due 11/1/48	4,940,000	5,270,978
Greater Orlando Aviation Authority, Revenue Bonds (b)
Series A
5.00%, due 10/1/31	3,500,000	3,536,009
Series A
5.00%, due 10/1/32	6,980,000	7,048,997
Series A
5.00%, due 10/1/47	3,335,000	3,374,581
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Florida (continued)
Hillsborough County Aviation Authority, Tampa International Airport, Revenue Bonds
Series A
5.00%, due 10/1/47 (b)	$ 7,000,000	$ 7,231,268
Hillsborough County Industrial Development Authority, BayCare Obligated Group, Revenue Bonds
Series C
5.50%, due 11/15/54	10,425,000	11,671,956
JEA Water & Sewer System, Revenue Bonds
Series A
5.50%, due 10/1/54	25,000,000	27,751,477
Miami-Dade County Health Facilities Authority, Nicklaus Children's Hospital Project, Revenue Bonds
Series A, Insured: AGM-CR
4.00%, due 8/1/51	5,000,000	4,800,108
North Broward Hospital District, Revenue Bonds
Series B
5.00%, due 1/1/42	6,500,000	6,646,271
Okaloosa Gas District, Revenue Bonds
Series B, Insured: AGM
5.00%, due 10/1/43	7,900,000	8,648,165
Series B, Insured: AGM
5.25%, due 10/1/44	5,375,000	5,970,981
Orange County Health Facilities Authority, Orlando Health, Revenue Bonds
Series A
4.00%, due 10/1/49	3,530,000	3,339,299
4.00%, due 10/1/52	7,000,000	6,572,945
School Board of Miami-Dade County (The), Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 3/15/35	6,060,000	6,751,754
Series A, Insured: BAM
5.00%, due 3/15/52	5,755,000	6,120,450
School District of Broward County, Certificate of Participation
Series A, Insured: AGM
5.00%, due 7/1/27	3,750,000	3,795,903
	Principal Amount	Value

Florida (continued)
South Broward Hospital District, Revenue Bonds
Series A
3.00%, due 5/1/51	$ 18,060,000	$ 14,057,295
Series A, Insured: BAM
3.00%, due 5/1/51	21,200,000	16,725,939
4.00%, due 5/1/48	13,135,000	12,601,195
State of Florida, Department of Transportation Turnpike System, Revenue Bonds
Series B
3.00%, due 7/1/49	3,750,000	2,935,232
Series C
3.00%, due 7/1/51	5,000,000	3,843,752
State of Florida, Unlimited General Obligation
Series E
3.10%, due 6/1/28	11,435,000	11,413,968
Tampa Bay Water, Revenue Bonds
Series A
4.00%, due 10/1/28	4,500,000	4,523,068
Village Community Development District No. 8, Special Assessment
Insured: AGM
3.50%, due 5/1/40	4,880,000	4,701,348
West Palm Beach Community Redevelopment Agency, City center community redevelopment, Tax Allocation
Insured: AGM-CR
5.00%, due 3/1/34	8,450,000	9,046,677
Insured: AGM-CR
5.00%, due 3/1/35	9,020,000	9,655,320
Wildwood Utility Dependent District, 2023 Project, Revenue Bonds
Insured: AGM
5.25%, due 10/1/43	10,250,000	11,101,169
Insured: AGM
5.50%, due 10/1/53	14,000,000	15,216,531
		560,335,876
Georgia 3.9%
Augusta Development Authority, WellStar Health System Project, Revenue Bonds
Series A, Insured: AGM
5.125%, due 4/1/53	5,400,000	5,770,948

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Georgia (continued)
Brookhaven Development Authority, Children's Healthcare of Atlanta, Revenue Bonds
Series A
4.00%, due 7/1/44	$ 31,140,000	$ 30,617,085
Series A
4.00%, due 7/1/49	16,265,000	15,574,796
City of Atlanta, Airport Passenger Facility Charge, Revenue Bonds, Sub. Lien
Series D
4.00%, due 7/1/35 (b)	12,320,000	12,311,971
City of Atlanta, Water & Wastewater, Revenue Bonds
5.00%, due 11/1/29	4,250,000	4,289,071
City of Atlanta, Public Improvement, Unlimited General Obligation
Series A-1
5.00%, due 12/1/42	11,750,000	12,876,166
Dalton Whitfield County Joint Development Authority, Hamilton Health Care System, Revenue Bonds
4.00%, due 8/15/48	4,200,000	3,986,042
Development Authority of Appling County, Oglethorpe Power Corp. Project, Revenue Bonds
Series A
1.50%, due 1/1/38 (a)	2,500,000	2,474,430
Development Authority of Burke County (The), Georgia Power Co., Revenue Bonds, Second Series
Series 2
3.375%, due 11/1/48 (a)	5,650,000	5,670,767
Development Authority of Burke County (The), Georgia Power Co., Revenue Bonds (a)
Series 4
3.80%, due 10/1/32	2,000,000	2,016,991
Series 4
3.80%, due 10/1/32	2,000,000	2,016,991
Development Authority of Monroe County (The), Oglethorpe Power Corp. Scherer Project, Revenue Bonds
Series A
1.50%, due 1/1/39 (a)	5,865,000	5,805,014
	Principal Amount	Value

Georgia (continued)
Gainesville & Hall County Hospital Authority, Northeast Georgia Health System, Revenue Bonds
Series A
2.50%, due 2/15/51	$ 8,500,000	$ 5,661,671
Series B, Insured: County Guaranteed
5.50%, due 2/15/42	9,290,000	9,700,463
Gainesville & Hall County Hospital Authority, Northeast Georgia Health System Obligated Group, Revenue Bonds
5.00%, due 10/15/30	8,000,000	8,727,502
5.00%, due 10/15/34	22,750,000	25,413,422
Series A
5.00%, due 2/15/37	4,215,000	4,334,197
Georgia Housing & Finance Authority, Revenue Bonds
Series B
3.55%, due 12/1/42	3,765,000	3,402,245
Georgia Ports Authority, Revenue Bonds
5.25%, due 7/1/43	4,695,000	5,181,908
5.25%, due 7/1/52	4,750,000	5,154,337
Griffin-Spalding County Hospital Authority, WellStar Health System, Revenue Bonds
4.00%, due 4/1/42	3,500,000	3,426,363
Main Street Natural Gas, Inc., Revenue Bonds
Series C
4.00%, due 3/1/50 (a)	2,975,000	2,999,214
Series C
4.00%, due 5/1/52 (a)	6,960,000	7,051,115
Series A
4.00%, due 7/1/52 (a)	21,645,000	21,903,744
Series A
4.00%, due 9/1/52 (a)	21,190,000	21,431,276
Series A
5.00%, due 5/15/34	2,750,000	2,827,714
Series A
5.00%, due 5/15/37	2,265,000	2,393,903
Series B
5.00%, due 12/1/52 (a)	11,325,000	12,000,880
Series D
5.00%, due 4/1/54 (a)	4,170,000	4,479,798
Series A
5.00%, due 5/1/54 (a)	11,250,000	12,002,812
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Georgia (continued)
Main Street Natural Gas, Inc., Revenue Bonds (continued)
Series B
5.00%, due 12/1/54 (a)	$ 21,650,000	$ 23,193,366
Series C
5.00%, due 12/1/54 (a)	18,750,000	19,992,191
Series A
5.50%, due 9/15/27	8,860,000	9,322,924
Municipal Electric Authority of Georgia, Project One Subordinated Bonds, Revenue Bonds
Series A, Insured: AGM-CR
4.00%, due 1/1/41	2,545,000	2,525,058
Series A
4.00%, due 1/1/49	4,850,000	4,485,460
Series A
5.00%, due 1/1/35	5,500,000	5,513,564
Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project, Revenue Bonds
Series B
4.00%, due 1/1/49	5,500,000	5,001,150
Series A
5.00%, due 1/1/39	10,000,000	10,373,270
Series A
5.25%, due 7/1/64	5,000,000	5,292,616
Municipal Electric Authority of Georgia, Revenue Bonds
Series HH
5.00%, due 1/1/29	3,825,000	4,033,780
Series A
5.00%, due 1/1/32	2,190,000	2,433,845
Series HH
5.00%, due 1/1/37	3,695,000	3,836,231
Series A
5.50%, due 7/1/64	8,415,000	8,985,046
Municipal Electric Authority of Georgia, Power, Revenue Bonds
Series HH
5.00%, due 1/1/36	3,515,000	3,654,267
Series GG
5.00%, due 1/1/43	3,000,000	3,007,399
Series HH
5.00%, due 1/1/44	2,700,000	2,769,268
		375,922,271
	Principal Amount	Value

Guam 0.1%
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
5.00%, due 1/1/46	$ 5,000,000	$ 5,055,329
Hawaii 0.2%
City & County of Honolulu, Unlimited General Obligation
Series B
5.00%, due 10/1/25	3,725,000	3,790,685
State of Hawaii, Revenue Bonds
Series A
4.00%, due 7/1/31 (b)	10,420,000	10,562,871
State of Hawaii, Unlimited General Obligation
Series FK
4.00%, due 5/1/32	4,000,000	4,072,918
State of Hawaii Department of Budget & Finance, Hawaiian Electric Co., Inc., Revenue Bonds
Insured: AGM-CR
3.50%, due 10/1/49 (b)	5,675,000	4,525,744
		22,952,218
Idaho 0.2%
Boise State University, Revenue Bonds
Series A
5.25%, due 4/1/53	3,600,000	3,894,705
Idaho Housing & Finance Association, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
4.45%, due 1/1/44	7,215,000	7,209,506
Series A, Insured: GNMA / FNMA / FHLMC
4.60%, due 1/1/49	5,725,000	5,729,041
Idaho Housing & Finance Association, Department of Transportation, Transportation Expansion & Congestion, Revenue Bonds
Series A
5.25%, due 8/15/48	6,575,000	7,192,808
		24,026,060

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Illinois 7.1%
Chicago Board of Education, Capital Appreciation, School Reform, Unlimited General Obligation
Series A, Insured: NATL-RE
(zero coupon), due 12/1/26	$ 17,245,000	$ 15,915,157
Chicago Board of Education, Unlimited General Obligation
Series A, Insured: AGM
5.00%, due 12/1/27	7,000,000	7,301,499
Series A, Insured: AGM
5.00%, due 12/1/34	3,000,000	3,106,472
Chicago Board of Education, Dedicated Capital Improvement, Revenue Bonds
5.75%, due 4/1/48	18,650,000	20,357,217
6.00%, due 4/1/46	16,560,000	17,148,892
Chicago Midway International Airport, Revenue Bonds, Senior Lien (b)
Series C
5.00%, due 1/1/25	6,500,000	6,509,341
Series C
5.00%, due 1/1/26	4,000,000	4,059,941
Series C
5.00%, due 1/1/27	5,000,000	5,140,833
Chicago O'Hare International Airport, General, Revenue Bonds, Senior Lien
Series A, Insured: AGM
4.00%, due 1/1/36	8,100,000	8,189,511
Series A
4.00%, due 1/1/36	16,215,000	16,280,645
Series A, Insured: BAM
4.00%, due 1/1/43 (b)	13,500,000	12,985,527
Series D, Insured: AGM
5.00%, due 1/1/38	4,750,000	5,181,439
Series A
5.00%, due 1/1/39 (b)	4,000,000	4,113,827
Series D
5.00%, due 1/1/52 (b)	3,250,000	3,262,924
Series A, Insured: AGM
5.50%, due 1/1/53 (b)	23,525,000	24,881,748
Chicago O'Hare International Airport, Revenue Bonds, Senior Lien
Series A
4.50%, due 1/1/48 (b)	4,725,000	4,709,837
	Principal Amount	Value

Illinois (continued)
Chicago O'Hare International Airport, Revenue Bonds
Series A
5.00%, due 1/1/35 (b)	$ 7,605,000	$ 7,619,263
Chicago O'Hare International Airport, Passenger Facility Charge, Revenue Bonds
Series A
5.00%, due 1/1/30	2,665,000	2,668,274
Chicago O'Hare International Airport, Senior Lien, Revenue Bonds, Senior Lien
Series A
5.00%, due 1/1/37 (b)	5,000,000	5,159,288
Chicago Park District, Limited Tax, Limited General Obligation
Series C
4.00%, due 1/1/35	4,000,000	4,016,224
Series B
5.00%, due 1/1/25	2,140,000	2,141,452
Chicago Transit Authority, Revenue Bonds
Insured: AGM
5.00%, due 12/1/44	16,690,000	16,702,013
City of Chicago, Unlimited General Obligation
Series B
4.00%, due 1/1/37	4,750,000	4,675,704
Series A
5.00%, due 1/1/32	1,400,000	1,494,329
Series A
5.00%, due 1/1/33	1,425,000	1,516,796
Series A
5.50%, due 1/1/49	5,000,000	5,138,206
Series A
6.00%, due 1/1/38	39,050,000	40,469,909
Series A, Insured: BAM
6.00%, due 1/1/38	5,000,000	5,192,607
City of Chicago, Waterworks, Revenue Bonds, Second Lien
5.00%, due 11/1/25	2,000,000	2,032,720
5.00%, due 11/1/28	3,750,000	3,879,806
5.00%, due 11/1/39	5,620,000	5,631,641
Insured: AGM
5.25%, due 11/1/35	2,275,000	2,366,127
Series A, Insured: AGM
5.25%, due 11/1/48	6,000,000	6,507,999
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Illinois (continued)
City of Chicago, Waterworks, Revenue Bonds, Second Lien (continued)
Series A, Insured: AGM
5.50%, due 11/1/62	$ 4,320,000	$ 4,715,197
City of Chicago, Wastewater Transmission Project, Revenue Bonds, Second Lien
Series B, Insured: AGM-CR
5.00%, due 1/1/30	6,435,000	6,677,547
Series A, Insured: AGM
5.25%, due 1/1/42	3,750,000	3,856,708
Series A, Insured: AGM
5.50%, due 1/1/62	5,280,000	5,822,962
City of Chicago, Chicago Works, Unlimited General Obligation
Series A
5.50%, due 1/1/40	4,650,000	4,970,328
City of Chicago Heights, Unlimited General Obligation
Series B, Insured: BAM
5.25%, due 12/1/34	1,865,000	1,965,016
City of Springfield, Electric, Revenue Bonds, Senior Lien
Insured: BAM
3.00%, due 3/1/37 (d)	22,825,000	20,517,584
Cook County High School District No. 209, Proviso Township, Limited General Obligation
Series B, Insured: AGM
4.00%, due 12/1/38	3,000,000	3,005,739
County of Cook, Sales Tax, Revenue Bonds
4.00%, due 11/15/37	4,250,000	4,264,804
Grundy County School District No. 54, Unlimited General Obligation
Series C, Insured: BAM
3.00%, due 12/1/25	2,960,000	2,942,390
Illinois Finance Authority, Maine Township High School District No. 207, Revenue Bonds
4.00%, due 12/1/37	3,500,000	3,554,763
Illinois Finance Authority, University of Chicago Medical Center Obligated Group, Revenue Bonds
Series B
4.00%, due 8/15/41	3,500,000	3,439,597
	Principal Amount	Value

Illinois (continued)
Illinois Finance Authority, Northwestern Memorial Healthcare, Revenue Bonds
Series A
4.00%, due 7/15/47	$ 16,660,000	$ 15,850,317
Illinois Finance Authority, Endeavor Health Clinical Operations Obligated Group, Revenue Bonds
Series A
5.00%, due 8/15/28	3,000,000	3,212,879
Illinois Finance Authority, Mercy Health Corp. Obligated Group, Revenue Bonds
5.00%, due 12/1/40	4,500,000	4,565,534
Illinois Finance Authority, Silver Cross Hospital Obligated Group, Revenue Bonds
Series C
5.00%, due 8/15/44	10,000,000	10,029,735
Illinois Housing Development Authority, Sustainable Bonds, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
4.70%, due 10/1/44	10,250,000	10,326,791
Illinois Housing Development Authority, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.00%, due 10/1/54	6,915,000	7,519,680
Illinois Municipal Electric Agency, Revenue Bonds
Series A
4.00%, due 2/1/34	5,650,000	5,653,606
Series A
5.00%, due 2/1/32	5,000,000	5,046,850
Illinois State Toll Highway Authority, Revenue Bonds, Senior Lien
Series A
5.00%, due 12/1/31	4,220,000	4,305,020
Series B
5.00%, due 1/1/41	6,000,000	6,112,555
Illinois State Toll Highway Authority, Revenue Bonds
Series A
5.00%, due 1/1/37	5,000,000	5,043,165
Series C
5.00%, due 1/1/38	5,000,000	5,009,869

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Illinois (continued)
Illinois State Toll Highway Authority, Revenue Bonds (continued)
Series C
5.00%, due 1/1/39	$ 5,250,000	$ 5,259,234
Kane County Forest Preserve District, Unlimited General Obligation
Series C
3.00%, due 12/15/26	2,880,000	2,869,126
Lake County Community High School District No. 115, Lake Forest, Unlimited General Obligation
4.25%, due 11/1/41	7,260,000	7,404,968
4.50%, due 11/1/42	7,585,000	7,846,979
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Capital Appreciation, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 6/15/35	17,500,000	11,616,764
Series A, Insured: NATL-RE
(zero coupon), due 6/15/36	27,500,000	17,348,933
Series B-1, Insured: AGM
(zero coupon), due 6/15/43	10,000,000	4,616,431
Northern Illinois Municipal Power Agency, Revenue Bonds
Series A
5.00%, due 12/1/41	5,125,000	5,205,152
Rock Island County Public Building Commission, County of Rock Island, Revenue Bonds
Insured: AGM
5.00%, due 12/1/36	2,145,000	2,225,476
Sales Tax Securitization Corp., Revenue Bonds
Series A
4.00%, due 1/1/48	10,000,000	9,194,746
Series C
5.00%, due 1/1/25	4,000,000	4,011,825
Series A
5.00%, due 1/1/28	3,685,000	3,906,458
Series C
5.25%, due 1/1/34	7,500,000	8,047,568
Series C, Insured: BAM
5.25%, due 1/1/48	35,150,000	36,528,773
	Principal Amount	Value

Illinois (continued)
Sangamon County School District No. 186, Springfield, Unlimited General Obligation
Insured: AGM
5.50%, due 6/1/58	$ 9,475,000	$ 10,144,030
Southern Illinois University, Housing & Auxiliary Facilities System, Revenue Bonds
Series B, Insured: BAM
5.00%, due 4/1/29	1,620,000	1,628,849
Series B, Insured: BAM
5.00%, due 4/1/30	1,000,000	1,005,131
State of Illinois, Unlimited General Obligation
Series B
5.00%, due 3/1/26	4,000,000	4,083,595
Series D
5.00%, due 11/1/26	7,375,000	7,624,793
5.00%, due 2/1/27	3,980,000	4,132,278
Series D
5.00%, due 11/1/27	10,000,000	10,519,389
5.00%, due 1/1/28	5,155,000	5,252,693
Series D
5.00%, due 11/1/28	6,280,000	6,597,152
5.00%, due 5/1/29	2,660,000	2,668,005
Series A
5.00%, due 12/1/34	4,500,000	4,657,292
5.25%, due 2/1/32	8,550,000	8,579,113
Series A
5.50%, due 3/1/47	4,750,000	5,128,121
Series A
6.00%, due 5/1/27	8,190,000	8,746,017
State of Illinois, Revenue Bonds
Series A
5.00%, due 6/15/30	3,000,000	3,293,653
United City of Yorkville, Service Area Nos. 2005-108 & 2005-109 Special Tax Refunding Bonds, Special Tax
Insured: AGM
5.00%, due 3/1/32	3,007,000	3,067,736
Village of Bellwood, Unlimited General Obligation
Insured: AGM
5.00%, due 12/1/29	1,500,000	1,529,356
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Illinois (continued)
Village of Rosemont, Corporate Purpose, Unlimited General Obligation
Series A, Insured: AGM
5.00%, due 12/1/40	$ 6,790,000	$ 7,010,056
Village of Schaumburg, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 12/1/41	32,050,000	32,048,599
Will County School District No. 114, Manhattan, Unlimited General Obligation
Insured: BAM
5.50%, due 1/1/49	6,210,000	6,729,414
		685,293,509
Indiana 1.2%
Crown Point Multi School Building Corp., Revenue Bonds
Insured: State Intercept
5.00%, due 1/15/40	18,375,000	19,685,218
Greater Clark Building Corp., Revenue Bonds
Insured: State Intercept
6.00%, due 7/15/38	5,700,000	6,684,816
Indiana Finance Authority, Indiana University Health, Revenue Bonds
Series L
0.70%, due 12/1/46 (a)	5,000,000	4,830,130
Series A
5.00%, due 10/1/41	7,750,000	8,431,530
Series A
5.00%, due 10/1/42	12,220,000	13,241,771
Series A
5.00%, due 10/1/46	4,000,000	4,281,542
Indiana Finance Authority, State Revolving Fund, Revenue Bonds
Series E
5.00%, due 2/1/25	6,000,000	6,025,540
Indiana Finance Authority, CWA Authority, Inc., Revenue Bonds, First Lien
Series B
5.25%, due 10/1/47	13,695,000	14,591,289
	Principal Amount	Value

Indiana (continued)
Indiana Housing & Community Development Authority, Revenue Bonds
Series A-1, Insured: GNMA / FNMA / FHLMC
5.75%, due 7/1/53	$ 2,645,000	$ 2,807,292
Indiana Municipal Power Agency, Revenue Bonds
Series A
5.00%, due 1/1/42	15,425,000	15,692,716
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds
Series I
5.00%, due 1/1/28 (b)	4,350,000	4,359,325
Series I
5.00%, due 1/1/29 (b)	3,500,000	3,507,338
Series D
6.00%, due 2/1/48	8,150,000	9,351,791
		113,490,298
Iowa 0.4%
Ames Community School District, Unlimited General Obligation
1.875%, due 6/1/36	4,000,000	3,042,276
1.875%, due 6/1/37	4,000,000	2,972,423
City of Des Moines, Unlimited General Obligation
Series F
2.00%, due 6/1/37	4,450,000	3,262,586
Iowa Finance Authority, Iowa Health System Obligated Group, Revenue Bonds
Series E
5.00%, due 8/15/32	2,500,000	2,541,331
PEFA, Inc., Gas Project, Revenue Bonds
5.00%, due 9/1/49 (a)	14,795,000	15,137,785
Waukee Community School District, Unlimited General Obligation
Series B
2.00%, due 6/1/35	4,000,000	3,109,450
Series B
2.00%, due 6/1/37	4,265,000	3,160,745
Series B
2.00%, due 6/1/38	5,370,000	3,894,379
		37,120,975

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Kansas 0.1%
City of Hutchinson, Hutchinson Regional Medical Center, Inc., Revenue Bonds
5.00%, due 12/1/26	$ 565,000	$ 562,778
5.00%, due 12/1/28	410,000	407,427
5.00%, due 12/1/30	500,000	492,415
City of Topeka, Combined Utility, Revenue Bonds
Series A
4.00%, due 8/1/48	6,000,000	5,509,954
		6,972,574
Kentucky 0.8%
County of Warren, Bowling Green-Warren County Community Hospital Corp., Revenue Bonds
5.25%, due 4/1/54	13,375,000	14,329,964
Kentucky Public Energy Authority, Gas Supply, Revenue Bonds
Series C-1
4.00%, due 12/1/49 (a)	10,990,000	11,009,288
Series C
4.00%, due 2/1/50 (a)	8,640,000	8,711,597
Series A-1
4.00%, due 8/1/52 (a)	9,125,000	9,231,541
Series A-2
4.429%, due 8/1/52	17,500,000	17,536,514
Series C-2
4.653%, due 12/1/49	5,750,000	5,763,285
Series A
5.00%, due 5/1/55 (a)	6,500,000	6,897,894
Kentucky Turnpike Authority, Revitalization Projects, Revenue Bonds
Series A
5.00%, due 7/1/28	2,500,000	2,693,947
Series A
5.00%, due 7/1/30	4,000,000	4,440,961
		80,614,991
Louisiana 0.6%
Ernest N Morial New Orleans Exhibition Hall Authority, Special Tax
5.50%, due 7/15/53	15,945,000	17,478,816
	Principal Amount	Value

Louisiana (continued)
Louisiana Housing Corp., Sustainable Bonds, Revenue Bonds
Series D, Insured: GNMA / FNMA / FHLMC
3.25%, due 6/1/52	$ 6,045,000	$ 5,961,730
Louisiana Housing Corp., Home Ownership Program, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
6.00%, due 12/1/55	10,500,000	11,628,301
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Obligated Group, Revenue Bonds
4.00%, due 5/15/42	4,250,000	4,157,973
Louisiana Public Facilities Authority, Calcasieu Bridge Partners LLC, Revenue Bonds, Senior Lien
5.75%, due 9/1/64 (b)	19,560,000	21,176,998
		60,403,818
Maryland 0.4%
County of Baltimore, Unlimited General Obligation
5.00%, due 3/1/25	3,195,000	3,213,462
County of Frederick, Public Facilities Project, Unlimited General Obligation
Series A
1.75%, due 10/1/36	5,630,000	4,322,348
Maryland Community Development Administration, Revenue Bonds
Series E, Insured: GNMA / FNMA / FHLMC
6.25%, due 3/1/54	5,980,000	6,542,463
Maryland Stadium Authority, Baltimore City Public School Construction Financing Fund, Revenue Bonds
Series A, Insured: State Intercept
5.00%, due 5/1/34	4,250,000	4,461,844
State of Maryland, Department of Transportation, Revenue Bonds
3.00%, due 11/1/30	10,650,000	10,337,401
3.00%, due 11/1/31	6,375,000	6,131,684
		35,009,202
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Massachusetts 1.1%
Boston Water & Sewer Commission, Revenue Bonds
Series B
3.00%, due 11/1/41	$ 8,500,000	$ 7,316,259
City of Boston, Unlimited General Obligation
Series A
5.00%, due 11/1/38	5,750,000	6,630,212
City of Worcester, Limited General Obligation
Insured: AGM
3.00%, due 2/1/37	2,750,000	2,510,280
Commonwealth of Massachusetts, Consolidated Loan, Limited General Obligation
Series B
3.00%, due 2/1/48	31,045,000	24,650,469
Series C
3.00%, due 3/1/49	13,250,000	10,415,298
Series B
3.00%, due 4/1/49	7,465,000	5,865,718
Commonwealth of Massachusetts, Consolidated Loan, Unlimited General Obligation
Series C
5.00%, due 10/1/52	5,500,000	5,861,693
Massachusetts Bay Transportation Authority, Sales Tax, Revenue Bonds
Series A
(zero coupon), due 7/1/31	11,500,000	9,234,325
Massachusetts Development Finance Agency, Harvard University Issue, Revenue Bonds
Series B
5.00%, due 11/15/32	5,000,000	5,789,159
Massachusetts Development Finance Agency, Dana-Farber Cancer Institute, Revenue Bonds
Series N
5.00%, due 12/1/41	10,000,000	10,227,426
Massachusetts Educational Financing Authority, Revenue Bonds, Senior Lien (b)
Series B
5.00%, due 7/1/28	2,000,000	2,103,024
	Principal Amount	Value

Massachusetts (continued)
Massachusetts Educational Financing Authority, Revenue Bonds, Senior Lien (b) (continued)
Series B
5.00%, due 7/1/30	$ 3,960,000	$ 4,213,096
Massachusetts School Building Authority, Revenue Bonds, Senior Lien
Series B
5.00%, due 11/15/33	8,500,000	8,806,454
Town of Middleton, Limited General Obligation
2.00%, due 12/15/39	2,675,000	1,976,219
Town of Stoneham, Limited General Obligation
2.25%, due 1/15/39	4,430,000	3,459,907
		109,059,539
Michigan 1.1%
Downriver Utility Wastewater Authority, Revenue Bonds
Insured: AGM
5.00%, due 4/1/31	1,600,000	1,690,231
Great Lakes Water Authority, Sewage Disposal System, Revenue Bonds, Second Lien
Series C
5.00%, due 7/1/36	3,000,000	3,074,138
Great Lakes Water Authority, Sewage Disposal System, Revenue Bonds, Senior Lien
Series A
5.25%, due 7/1/52	5,000,000	5,399,072
Great Lakes Water Authority, Water Supply System, Revenue Bonds, Senior Lien
Series C
5.25%, due 7/1/33	7,175,000	7,404,617
Series C
5.25%, due 7/1/35	8,175,000	8,427,436
Holly Area School District, Unlimited General Obligation
Series I, Insured: Q-SBLF
5.25%, due 5/1/48	3,415,000	3,640,078
Lapeer Community Schools, Unlimited General Obligation
Insured: AGM
5.25%, due 5/1/46	9,000,000	9,695,588

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Michigan (continued)
Michigan Finance Authority, McLaren Health Care Corp., Revenue Bonds
Series A
4.00%, due 2/15/44	$ 8,500,000	$ 8,049,495
Michigan Finance Authority, Trinity Health Corp. Obligated Group, Revenue Bonds
Series MI
4.00%, due 12/1/45	7,725,000	7,385,043
Michigan Finance Authority, Beaumont Health Obligated Group, Revenue Bonds
Series A
5.00%, due 11/1/44	4,860,000	4,887,487
Michigan Finance Authority, Bronson Health Care Group, Revenue Bonds
Series A
5.00%, due 5/15/54	11,870,000	11,993,969
Michigan Finance Authority, Provident Group - HFH Energy LLC, Revenue Bonds
5.50%, due 2/28/49	2,375,000	2,628,234
Michigan State Housing Development Authority, Rental Housing, Revenue Bonds
Series A
3.75%, due 4/1/27	8,020,000	7,987,222
Michigan State Housing Development Authority, Revenue Bonds
Series D
6.25%, due 6/1/55	4,570,000	5,058,426
Southgate Community School District, Unlimited General Obligation
Series II, Insured: Q-SBLF
5.25%, due 5/1/49	9,440,000	10,213,461
State of Michigan, Trunk Line, Revenue Bonds
Series A
4.00%, due 11/15/44	8,500,000	8,388,056
		105,922,553
Minnesota 1.3%
City of Minneapolis, Unlimited General Obligation
5.50%, due 12/1/27	3,500,000	3,787,677
	Principal Amount	Value

Minnesota (continued)
City of Rochester, Mayo Clinic, Revenue Bonds
4.00%, due 11/15/39	$ 12,250,000	$ 12,435,939
County of Washington, Unlimited General Obligation
Series A
2.25%, due 2/1/28	5,075,000	4,859,732
Elk River Independent School District No. 728, Unlimited General Obligation
Series A, Insured: SD CRED PROG
2.25%, due 2/1/36	5,250,000	4,266,513
Series A, Insured: SD CRED PROG
2.50%, due 2/1/38	9,000,000	7,288,395
Minneapolis-St Paul Metropolitan Airports Commission, Revenue Bonds
Series B
5.00%, due 1/1/28 (b)	5,000,000	5,221,933
Minneapolis-St. Paul Metropolitan Airports Commission, Revenue Bonds
Series B
5.00%, due 1/1/36 (b)	3,230,000	3,464,954
Minnesota Agricultural & Economic Development Board, HealthPartners Obligated Group, Revenue Bonds
5.25%, due 1/1/47	9,250,000	10,042,510
5.25%, due 1/1/54	24,185,000	26,016,830
Minnesota Housing Finance Agency, Revenue Bonds
Series D, Insured: GNMA / FNMA / FHLMC
3.00%, due 1/1/52	5,575,000	5,464,141
Minnesota Housing Finance Agency, Residential Housing Finance, Revenue Bonds
Series R, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/54	5,975,000	6,517,955
Moorhead Independent School District No. 152, Unlimited General Obligation
Series A, Insured: SD CRED PROG
2.50%, due 2/1/38	8,000,000	6,483,250
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Minnesota (continued)
State of Minnesota, Unlimited General Obligation
Series B
1.625%, due 8/1/37	$ 4,000,000	$ 2,919,056
Series B
5.00%, due 8/1/26	11,000,000	11,418,353
White Bear Lake Independent School District No. 624, Unlimited General Obligation
Series A, Insured: SD CRED PROG
2.50%, due 2/1/39	8,300,000	6,575,696
Series A, Insured: SD CRED PROG
2.50%, due 2/1/40	8,105,000	6,228,672
Series A, Insured: SD CRED PROG
3.00%, due 2/1/43	4,060,000	3,611,830
		126,603,436
Mississippi 0.1%
Mississippi Home Corp., Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
5.00%, due 12/1/39	7,500,000	8,076,187
Missouri 1.0%
Health & Educational Facilities Authority of the State of Missouri, Mercy Health, Revenue Bonds
3.00%, due 6/1/53	5,760,000	4,241,579
5.50%, due 12/1/48	16,245,000	18,014,009
Health & Educational Facilities Authority of the State of Missouri, St Luke's Health System, Revenue Bonds
Series A
4.00%, due 11/15/48	8,500,000	8,091,588
Health & Educational Facilities Authority of the State of Missouri, CoxHealth, Revenue Bonds
Series A
4.00%, due 11/15/49	6,750,000	6,449,248
Health & Educational Facilities Authority of the State of Missouri, BJC Healthcare, Revenue Bonds
Series D
4.00%, due 1/1/58 (a)	13,000,000	12,415,038
	Principal Amount	Value

Missouri (continued)
Missouri Housing Development Commission, First Place Homeownership Loan Program, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
4.25%, due 5/1/47	$ 1,680,000	$ 1,692,110
Missouri Housing Development Commission, Revenue Bonds
Series G, Insured: GNMA / FNMA / FHLMC
5.50%, due 5/1/55	6,070,000	6,531,845
Missouri State Environmental Improvement & Energy Resources Authority, Revenue Bonds
Series C
2.75%, due 9/1/33	8,000,000	7,100,845
Missouri State Environmental Improvement & Energy Resources Authority, Union Electric Co., Revenue Bonds
Series B
2.90%, due 9/1/33	5,000,000	4,483,724
Orchard Farm R-V School District, Unlimited General Obligation
Series A, Insured: State Aid Direct Deposit
5.50%, due 3/1/43	3,750,000	4,316,684
Series A, Insured: State Aid Direct Deposit
5.75%, due 3/1/41	6,325,000	7,509,760
Series A, Insured: State Aid Direct Deposit
5.75%, due 3/1/42	7,680,000	9,078,452
St. Charles County School District No. R-IV, Wentzville, Unlimited General Obligation
Insured: State Aid Direct Deposit
1.875%, due 3/1/40	11,145,000	7,707,604
		97,632,486
Montana 0.1%
Montana State Board of Regents, University of Montana/Missoula, Revenue Bonds
Insured: AGM
5.25%, due 11/15/52	7,370,000	7,949,905

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Nebraska 1.0%
County of Sarpy, Highway Allocation Fund, Limited General Obligation
1.875%, due 6/1/39	$ 2,890,000	$ 2,077,984
Nebraska Investment Finance Authority, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
4.55%, due 9/1/44	5,175,000	5,201,275
Series C, Insured: GNMA / FNMA / FHLMC
4.70%, due 9/1/49	8,750,000	8,840,475
Omaha Public Power District, Electric System, Revenue Bonds
Series A
5.00%, due 2/1/47	17,500,000	18,760,660
Omaha Public Power District, Revenue Bonds
Series A
5.25%, due 2/1/52	25,930,000	27,941,862
Series A
5.50%, due 2/1/54	17,490,000	19,384,316
Omaha School District, Unlimited General Obligation
1.75%, due 12/15/36	7,635,000	5,664,868
1.75%, due 12/15/37	6,755,000	4,897,493
		92,768,933
Nevada 1.3%
City of Reno, Capital Improvement, Revenue Bonds
Series A-1, Insured: AGM
4.00%, due 6/1/46	1,600,000	1,553,368
Clark County School District, Limited General Obligation
Series B, Insured: BAM
3.00%, due 6/15/36	5,500,000	5,026,765
County of Clark, Regional Transportation Commission of Southern Nevada Motor Fuel Tax, Revenue Bonds
Insured: AGM
4.00%, due 7/1/40	16,500,000	16,649,963
County of Clark, Limited General Obligation
4.00%, due 7/1/44	4,900,000	4,837,229
	Principal Amount	Value

Nevada (continued)
Las Vegas Convention & Visitors Authority, Convention Center Expansion, Revenue Bonds
Series B
4.00%, due 7/1/49	$ 32,845,000	$ 30,784,469
Series B
5.00%, due 7/1/34	2,500,000	2,772,982
Series B
5.00%, due 7/1/43	25,635,000	26,464,482
Series A
5.00%, due 7/1/49	8,150,000	8,650,318
Series B
5.25%, due 7/1/49	8,000,000	8,597,802
Las Vegas Valley Water District, Water Improvement, Limited General Obligation
5.00%, due 6/1/33	7,600,000	7,609,034
Series A
5.00%, due 6/1/41	6,500,000	6,630,460
Series A
5.00%, due 6/1/46	5,155,000	5,240,180
		124,817,052
New Hampshire 0.9%
New Hampshire Business Finance Authority, St. Luke's Hospital Obligated Group, Revenue Bonds
Series B, Insured: AGM
3.00%, due 8/15/46	2,995,000	2,434,493
New Hampshire Business Finance Authority, Sustainable Certificates, Revenue Bonds
Series 2, Class A
3.625%, due 8/20/39	19,900,270	18,615,206
Series 3, Class A
4.163%, due 10/20/41	15,727,328	15,118,325
New Hampshire Business Finance Authority, Revenue Bonds
Series 2
4.25%, due 7/20/41	6,459,266	6,324,498
New Hampshire Business Finance Authority, Adventist Health Energy Project, Revenue Bonds
Series C
5.25%, due 7/1/54	8,250,000	8,527,740
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
25

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New Hampshire (continued)
New Hampshire Business Finance Authority, Wheeling Power Co., Revenue Bonds
Series A
6.89%, due 4/1/34 (e)	$ 25,000,000	$ 25,800,705
New Hampshire Housing Finance Authority, Revenue Bonds
Series D, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	7,495,000	8,255,140
		85,076,107
New Jersey 2.7%
County of Morris, Unlimited General Obligation
3.00%, due 2/1/26	3,405,000	3,401,136
Garden State Preservation Trust, Revenue Bonds
Series A, Insured: AGM
5.75%, due 11/1/28	3,500,000	3,698,105
New Jersey Building Authority, Revenue Bonds
Series A, Insured: BAM
5.00%, due 6/15/28	1,805,000	1,860,006
New Jersey Economic Development Authority, New Jersey-American Water Co., Inc., Revenue Bonds (a)(b)
Series D
1.10%, due 11/1/29	6,500,000	5,812,421
Series A
2.20%, due 10/1/39	12,000,000	10,559,530
Series B
3.75%, due 11/1/34	4,625,000	4,616,728
New Jersey Economic Development Authority, The Goethals Bridge Replacement Project, Revenue Bonds (b)
5.00%, due 1/1/28	1,000,000	1,000,863
5.50%, due 1/1/26	1,000,000	1,001,442
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health, Revenue Bonds
Series A
4.00%, due 7/1/36	6,500,000	6,524,870
	Principal Amount	Value

New Jersey (continued)
New Jersey Health Care Facilities Financing Authority, Hackensack Meridian Health Obligated Group, Revenue Bonds
Series A
5.00%, due 7/1/39	$ 9,000,000	$ 9,272,102
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Senior Lien
Series B
4.25%, due 12/1/45 (b)	5,640,000	5,539,007
New Jersey Transportation Trust Fund Authority, Transportation System, Revenue Bonds
Series C, Insured: NATL-RE
(zero coupon), due 12/15/27	7,960,000	7,185,853
Series C, Insured: NATL-RE
(zero coupon), due 12/15/30	17,075,000	13,793,574
Series C, Insured: AGM
(zero coupon), due 12/15/34	25,900,000	17,871,389
Series A
(zero coupon), due 12/15/37	25,000,000	14,924,030
Series A
5.00%, due 12/15/26	3,500,000	3,631,920
New Jersey Transportation Trust Fund Authority, Transportation Program, Revenue Bonds
Series AA
5.00%, due 6/15/26	3,000,000	3,082,704
Series AA
5.00%, due 6/15/46	6,115,000	6,312,749
Series AA
5.25%, due 6/15/43	10,525,000	11,068,261
New Jersey Transportation Trust Fund Authority, State of New Jersey, Revenue Bonds
Series AA
5.25%, due 6/15/41	8,750,000	9,825,412
New Jersey Transportation Trust Fund Authority, Build America Bonds, Revenue Bonds
Series C
5.754%, due 12/15/28	2,500,000	2,542,971
New Jersey Turnpike Authority, Revenue Bonds
Series A
5.00%, due 1/1/27	3,000,000	3,139,379

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New Jersey (continued)
New Jersey Turnpike Authority, Revenue Bonds (continued)
Series B
5.25%, due 1/1/49	$ 23,500,000	$ 26,102,848
Series B
5.25%, due 1/1/52	35,000,000	38,315,028
State of New Jersey, Various Purpose, Unlimited General Obligation
2.00%, due 6/1/37	7,500,000	5,546,807
5.00%, due 6/1/40	5,585,000	5,959,633
5.00%, due 6/1/41	10,000,000	10,651,383
Tobacco Settlement Financing Corp., Revenue Bonds
Series A
5.00%, due 6/1/30	6,815,000	7,166,621
Series A
5.00%, due 6/1/31	4,000,000	4,194,559
Series A
5.00%, due 6/1/33	6,500,000	6,791,849
Series A
5.00%, due 6/1/34	2,000,000	2,087,456
Series A
5.00%, due 6/1/36	4,950,000	5,145,966
Township of Edison, Unlimited General Obligation
2.00%, due 3/15/36	4,545,000	3,532,390
		262,158,992
New Mexico 0.3%
Albuquerque Municipal School District No. 12, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 8/1/25	7,250,000	7,346,439
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services, Revenue Bonds
Series A
4.00%, due 8/1/37	3,650,000	3,651,427
Series A
5.00%, due 8/1/44	6,835,000	7,105,769
New Mexico Mortgage Finance Authority, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
3.00%, due 3/1/53	11,405,000	11,105,356
		29,208,991
	Principal Amount	Value

New York 13.1%
Battery Park City Authority, Revenue Bonds, Senior Lien
Series A
5.00%, due 11/1/53	$ 12,500,000	$ 13,535,204
City of New York, Unlimited General Obligation
Series A, Insured: BAM
3.00%, due 8/1/36	12,320,000	11,265,096
Series E-1
4.00%, due 4/1/42	17,770,000	17,700,526
Series B
5.00%, due 12/1/33	4,750,000	4,917,514
Series A-1
5.00%, due 9/1/37	4,250,000	4,696,422
Series C
5.00%, due 8/1/42	2,160,000	2,295,928
Series F-1
5.00%, due 3/1/43	4,315,000	4,597,781
Series B-1
5.25%, due 10/1/33	6,260,000	6,605,082
Series D
5.25%, due 4/1/47	4,165,000	4,573,671
Series D
5.50%, due 4/1/46	13,185,000	14,821,525
Series D
5.50%, due 4/1/48	17,025,000	19,023,000
Series D
5.50%, due 4/1/49	20,250,000	22,581,735
Hudson Yards Infrastructure Corp., Second Indenture, Revenue Bonds
Series A
4.00%, due 2/15/37	2,175,000	2,241,173
Series A
5.00%, due 2/15/39	4,700,000	4,857,086
Long Island Power Authority, Electric System, Revenue Bonds
5.00%, due 9/1/37	2,000,000	2,113,606
Metropolitan Transportation Authority, Revenue Bonds
Series B
4.00%, due 11/15/36	3,500,000	3,488,359
Series D-1
5.00%, due 11/15/26	2,285,000	2,322,038
Series C-1, Insured: BAM
5.00%, due 11/15/34	20,000,000	21,082,132
Series A
5.50%, due 11/15/47	14,610,000	16,224,089
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
27

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New York (continued)
Metropolitan Transportation Authority, Transportation, Revenue Bonds
Series C-1
5.00%, due 11/15/35	$ 4,250,000	$ 4,305,415
Series A-1
5.00%, due 11/15/40	3,890,000	3,909,599
Series C-1
5.25%, due 11/15/29	2,230,000	2,270,186
Series D-1
5.25%, due 11/15/44	5,355,000	5,358,489
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series A-1
5.00%, due 11/15/41	2,815,000	2,847,279
Series C, Insured: BAM
5.00%, due 11/15/42	7,700,000	8,078,536
Series D
5.00%, due 11/15/44	10,450,000	10,946,144
Metropolitan Transportation Authority, Metropolitan Transportation Authority Dedicated Tax Fund, Revenue Bonds
Series A
5.00%, due 11/15/45	6,725,000	7,209,823
Metropolitan Transportation Authority, Metropolitan Transportation Authority Dedicated Tax Fund, Special Tax
Series A
5.25%, due 11/15/42	6,460,000	7,301,543
New York City Housing Development Corp., Sustainable Neighborhood, Revenue Bonds
Series A-1
4.15%, due 11/1/38	13,725,000	13,720,759
New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Revenue Bonds
Series BB-1
3.00%, due 6/15/44	33,510,000	27,509,100
Series DD-1
3.00%, due 6/15/50	4,515,000	3,571,699
Series BB-1
4.00%, due 6/15/45	7,250,000	7,134,918
Series AA
5.00%, due 6/15/38	3,750,000	3,896,812
	Principal Amount	Value

New York (continued)
New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Revenue Bonds (continued)
Series FF
5.00%, due 6/15/38	$ 4,565,000	$ 4,795,143
Series EE
5.00%, due 6/15/40	6,905,000	7,209,894
Series BB-1
5.00%, due 6/15/44	3,250,000	3,483,594
Series CC-1
5.00%, due 6/15/51	5,385,000	5,672,812
Series DD-2
5.25%, due 6/15/47	6,915,000	7,571,807
Series AA-1
5.25%, due 6/15/52	11,190,000	12,142,209
New York City Transitional Finance Authority, Building Aid, Revenue Bonds
Series S-1A, Insured: State Aid Withholding
3.00%, due 7/15/39	5,000,000	4,425,620
Series S-1B, Insured: State Aid Withholding
3.00%, due 7/15/49	10,000,000	7,796,191
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series C-1
4.00%, due 11/1/36	3,520,000	3,567,693
Series C-1
4.00%, due 11/1/42	8,540,000	8,441,237
Series E-1
4.00%, due 2/1/46	16,085,000	15,779,338
Series A-1
5.00%, due 5/1/33	7,500,000	7,665,907
Series B-1
5.00%, due 11/1/36	17,000,000	18,151,920
Series A-1
5.00%, due 8/1/40	4,400,000	4,608,239
Series C-3
5.00%, due 5/1/41	5,400,000	5,631,173
Series F-1
5.00%, due 2/1/42	5,000,000	5,383,350
Series A-1
5.25%, due 8/1/42	6,350,000	6,990,639

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
28	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New York (continued)
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds (continued)
Series D
5.25%, due 5/1/45	$ 13,175,000	$ 14,617,744
Series C
5.50%, due 5/1/42	10,000,000	11,407,322
Series C
5.50%, due 5/1/43	5,000,000	5,669,651
Series C
5.50%, due 5/1/44	22,000,000	24,836,326
Series D-1
5.50%, due 11/1/45	18,825,000	20,951,747
Series D
5.50%, due 5/1/52	12,500,000	14,009,605
New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Revenue Bonds
2.45%, due 9/15/69	11,125,000	10,411,153
New York Liberty Development Corp., Revenue Bonds
Series A
2.50%, due 11/15/36	3,500,000	2,881,661
New York Liberty Development Corp., 1 World Trade Center, Revenue Bonds
Insured: BAM
2.75%, due 2/15/44	18,000,000	13,921,445
Insured: AGM-CR
3.00%, due 2/15/42	22,150,000	18,690,219
Insured: BAM
4.00%, due 2/15/43	3,250,000	3,193,120
Insured: AGM-CR
4.00%, due 2/15/43	1,790,000	1,758,672
New York Liberty Development Corp., 4 World Trade Center LLC, Revenue Bonds
Series A
2.875%, due 11/15/46	19,600,000	14,505,149
New York State Dormitory Authority, Fordham University, Revenue Bonds
Series A
3.00%, due 7/1/38	10,065,000	8,856,030
	Principal Amount	Value

New York (continued)
New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds
Series A
3.00%, due 3/15/39	$ 8,500,000	$ 7,575,265
Series A
3.00%, due 3/15/42	6,315,000	5,389,874
Series A
4.00%, due 3/15/39	17,200,000	17,411,565
Series A
4.00%, due 3/15/40	16,840,000	16,934,041
Series E
4.00%, due 3/15/45	2,550,000	2,512,487
Series A
5.00%, due 3/15/30	7,170,000	7,940,641
Series E
5.00%, due 2/15/35	2,905,000	3,147,409
Series A
5.00%, due 3/15/39	5,000,000	5,289,666
Series A
5.00%, due 3/15/46	4,750,000	5,056,355
Series A
5.25%, due 3/15/48	10,800,000	11,826,467
New York State Dormitory Authority, NYU Langone Hospitals Obligated Group, Revenue Bonds
Series A
3.00%, due 7/1/48	9,000,000	7,063,271
Series A
4.00%, due 7/1/50	10,715,000	10,191,409
New York State Dormitory Authority, School Districts Financing Program, Revenue Bonds
Series A, Insured: BAM
5.00%, due 10/1/36	3,750,000	4,086,498
New York State Dormitory Authority, Sales Tax, Revenue Bonds
Series A
5.00%, due 3/15/38	5,000,000	5,148,120
Series A
5.00%, due 3/15/42	4,750,000	4,933,654
New York State Dormitory Authority, St John's University, Revenue Bonds
5.00%, due 7/1/40	7,835,000	8,724,490
New York State Dormitory Authority, Northwell Health, Revenue Bonds
Series B-3
5.00%, due 5/1/48 (a)	5,000,000	5,067,019
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
29

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority, Cornell University, Revenue Bonds
Series A
5.50%, due 7/1/54	$ 23,910,000	$ 26,926,813
New York State Dormitory Authority, New York University, Revenue Bonds
Series A, Insured: NATL-RE
5.75%, due 7/1/27	2,025,000	2,110,379
New York State Environmental Facilities Corp., Clean Water & Drinking Water, Revenue Bonds
Series B
3.00%, due 6/15/38	8,100,000	7,479,490
New York State Thruway Authority, Revenue Bonds
Series B, Insured: AGM-CR
3.00%, due 1/1/46	9,715,000	7,937,364
New York State Thruway Authority, Revenue Bonds, Junior Lien
Series A
5.00%, due 1/1/46	5,440,000	5,501,095
New York State Thruway Authority, State Personal Income Tax, Revenue Bonds
Series A-1
4.00%, due 3/15/43	7,500,000	7,431,151
New York State Urban Development Corp., Sales Tax, Revenue Bonds
Series A
3.00%, due 3/15/40	4,000,000	3,488,060
Series A
4.00%, due 3/15/37	14,250,000	14,560,479
Series A
4.00%, due 3/15/38	5,550,000	5,648,749
New York State Urban Development Corp., Personal Income Tax, Revenue Bonds
Series A
5.00%, due 3/15/42	15,250,000	16,537,635
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds (b)
Series A, Insured: AGM
4.00%, due 7/1/35	10,730,000	10,432,182
	Principal Amount	Value

New York (continued)
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds (b) (continued)
Series A, Insured: AGM
4.00%, due 7/1/37	$ 11,770,000	$ 11,360,575
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Revenue Bonds (b)
Insured: AGM-CR
5.00%, due 12/1/27	4,250,000	4,473,720
Insured: AGM-CR
5.00%, due 12/1/28	4,250,000	4,536,969
Insured: AGM-CR
5.00%, due 12/1/29	7,900,000	8,542,531
5.00%, due 12/1/30	13,765,000	14,651,111
Insured: AGM
5.50%, due 6/30/43	4,250,000	4,572,049
New York Transportation Development Corp., Terminal 4 JFK International Airport Project, Revenue Bonds
5.00%, due 12/1/36 (b)	5,000,000	5,270,120
New York Transportation Development Corp., JFK NTO LLC, Revenue Bonds
Insured: AGM
5.00%, due 6/30/49 (b)	15,000,000	15,533,728
New York Transportation Development Corp., JFK Airport Terminal 6 Redevelopment Project, Revenue Bonds
Series A, Insured: AGC
5.25%, due 12/31/54 (b)	30,000,000	31,644,276
Onondaga County Trust for Cultural Resources, Syracuse University Project, Revenue Bonds
5.00%, due 12/1/45	7,500,000	7,873,666
Port Authority of New York & New Jersey, Revenue Bonds
Series 207
4.00%, due 3/15/30 (b)	16,000,000	16,308,712
4.00%, due 3/15/35 (b)	9,560,000	9,634,067
Series 183
4.00%, due 12/15/39	9,895,000	9,828,030
Series 223
4.00%, due 7/15/46 (b)	4,175,000	4,004,232

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
30	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New York (continued)
Port Authority of New York & New Jersey, Revenue Bonds (continued)
Series 242
5.00%, due 12/1/30 (b)	$ 17,705,000	$ 19,043,808
Series 185
5.00%, due 9/1/31 (b)	6,750,000	6,750,000
Series 242
5.00%, due 12/1/31 (b)	18,000,000	19,478,700
Series 231
5.50%, due 8/1/40 (b)	9,205,000	10,075,916
Series 231
5.50%, due 8/1/42 (b)	2,750,000	3,006,808
Series 231
5.50%, due 8/1/47 (b)	15,250,000	16,434,467
Series 231
5.50%, due 8/1/52 (b)	3,415,000	3,661,191
Series 234
5.50%, due 8/1/52 (b)	4,665,000	5,001,305
Rensselaer City School District, Certificate of Participation
Insured: AGM State Aid Withholding
5.00%, due 6/1/30	1,880,000	1,930,284
Insured: AGM State Aid Withholding
5.00%, due 6/1/32	2,000,000	2,052,558
Sachem Central School District, Unlimited General Obligation
Insured: State Aid Withholding
3.00%, due 10/15/28	5,520,000	5,486,278
State of New York, Mortgage Agency, Revenue Bonds
Series 227
2.30%, due 10/1/40	6,250,000	4,713,464
Series 239, Insured: SONYMA
2.60%, due 10/1/44	4,955,000	3,722,125
Suffolk County Water Authority, Waterworks, Revenue Bonds
Series B
3.00%, due 6/1/45	3,875,000	3,231,313
Series A
3.75%, due 6/1/36	15,390,000	15,273,645
Town of Hempstead, Limited General Obligation
2.00%, due 6/15/36	6,070,000	4,876,548
2.125%, due 6/15/38	6,720,000	5,291,374
	Principal Amount	Value

New York (continued)
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds, Senior Lien
Series C-3
3.00%, due 5/15/51	$ 15,000,000	$ 11,605,827
Series C-3, Insured: AGM-CR
3.00%, due 5/15/51	16,010,000	12,457,754
Series D-2
4.50%, due 5/15/47	10,000,000	10,308,431
Series C
5.25%, due 11/15/40	5,000,000	5,663,175
Series D-2
5.25%, due 5/15/47	22,750,000	24,770,716
Series D-2
5.50%, due 5/15/52	25,000,000	27,499,345
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series A
4.00%, due 5/15/52	5,500,000	5,332,200
Series B
5.00%, due 3/15/27	38,280,000	40,351,495
Series B
5.00%, due 11/15/37	2,850,000	2,950,393
Series A
5.00%, due 11/15/43	4,000,000	4,156,617
Series A
5.00%, due 5/15/53	5,250,000	5,595,203
Series A
5.25%, due 5/15/52	3,750,000	4,066,435
Series A
5.50%, due 5/15/63	4,340,000	4,780,966
TSASC, Inc., Tobacco Settlement Bonds, Revenue Bonds
Series A
5.00%, due 6/1/33	5,890,000	6,079,750
Series A
5.00%, due 6/1/35	2,365,000	2,434,900
		1,264,697,284
North Carolina 0.5%
City of Fayetteville, Public Works Commission, Revenue Bonds
2.00%, due 3/1/35	3,330,000	2,706,109
2.00%, due 3/1/37	3,465,000	2,706,742
2.00%, due 3/1/38	3,535,000	2,708,942
2.125%, due 3/1/39	3,605,000	2,742,735
2.125%, due 3/1/40	3,680,000	2,739,117
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
31

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
North Carolina (continued)
County of Brunswick, School, Unlimited General Obligation
2.85%, due 8/1/29	$ 2,475,000	$ 2,422,770
2.95%, due 8/1/30	2,400,000	2,344,469
County of Union, Unlimited General Obligation
Series C
2.50%, due 9/1/36	4,000,000	3,456,878
North Carolina Housing Finance Agency, Revenue Bonds
Series 39-B, Insured: GNMA / FNMA / FHLMC
4.00%, due 7/1/48	3,055,000	3,059,777
Series 42, Insured: GNMA / FNMA / FHLMC
4.00%, due 1/1/50	3,090,000	3,100,884
Series 49, Insured: GNMA / FNMA / FHLMC
6.00%, due 7/1/53	8,045,000	8,591,630
Series 52-A, Insured: GNMA / FNMA / FHLMC
6.25%, due 1/1/55	9,485,000	10,342,848
		46,922,901
North Dakota 0.1%
North Dakota Housing Finance Agency, Revenue Bonds
Series A
3.00%, due 1/1/52	4,500,000	4,416,046
North Dakota Housing Finance Agency, Sustainable Bond, Revenue Bonds
Series C
5.00%, due 7/1/42	1,500,000	1,587,987
		6,004,033
Ohio 1.0%
American Municipal Power, Inc., Prairie State Energy Campus Project, Revenue Bonds
Series A, Insured: BAM
4.00%, due 2/15/34	10,000,000	10,212,139
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Senior Lien
Series A-2
3.00%, due 6/1/48	11,915,000	8,870,632
	Principal Amount	Value

Ohio (continued)
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Senior Lien (continued)
Series A-2, Class 1
5.00%, due 6/1/36	$ 4,250,000	$ 4,503,330
Clermont County Port Authority, West Clermont Local School District Project, Revenue Bonds
Insured: BAM
5.00%, due 12/1/32	2,200,000	2,235,990
Cleveland-Cuyahoga County Port Authority, Annual Appropriation Bonds, Revenue Bonds
6.00%, due 11/15/25	865,000	866,990
County of Franklin, Ohio Hospital, Revenue Bonds
5.00%, due 5/15/40	5,750,000	5,783,836
5.00%, due 5/15/45	10,000,000	10,038,427
Northeast Ohio Regional Sewer District, Revenue Bonds
3.25%, due 11/15/40	2,000,000	1,799,784
4.00%, due 11/15/43	4,175,000	4,133,460
Ohio Air Quality Development Authority, American Electric Power Co., Inc., Revenue Bonds
Series B
2.60%, due 6/1/41 (a)(b)	3,000,000	2,791,182
Ohio Higher Educational Facility Commission, Ashtabula County Medical Center Obligated Group, Revenue Bonds
5.00%, due 1/1/30	210,000	220,617
5.00%, due 1/1/34	360,000	379,775
5.25%, due 1/1/36	495,000	534,420
5.25%, due 1/1/52	2,500,000	2,590,167
State of Ohio, Cleveland Clinic Health System, Revenue Bonds
Series A
5.00%, due 1/1/32	7,500,000	8,421,741
State of Ohio, University Hospitals Health System, Inc., Revenue Bonds
Series B
5.00%, due 1/15/50 (a)	6,315,000	6,331,514
Worthington City School District, Unlimited General Obligation
5.50%, due 12/1/54	25,055,000	27,758,217
		97,472,221

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
32	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Oklahoma 0.7%
Edmond Public Works Authority, Revenue Bonds
5.00%, due 7/1/42	$ 9,405,000	$ 9,660,986
Lincoln County Educational Facilities Authority, Stroud Public Schools Project, Revenue Bonds
5.00%, due 9/1/28	2,450,000	2,519,973
Oklahoma Housing Finance Agency, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
4.00%, due 9/1/49	2,720,000	2,731,335
Oklahoma Turnpike Authority, Revenue Bonds
5.50%, due 1/1/53	44,455,000	48,800,850
		63,713,144
Oregon 0.5%
City of Portland, Limited General Obligation
Series A
2.00%, due 10/1/38	2,535,000	1,869,169
Series A
2.00%, due 10/1/39	2,015,000	1,455,322
Clackamas County School District No. 12, North Clackamas, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/42	7,800,000	3,468,970
Multnomah County School District No. 1, Portland Bidding Group 1, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/25	17,500,000	17,694,633
Multnomah County School District No. 40, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
5.50%, due 6/15/53	7,750,000	8,596,285
Port of Portland, Airport, Revenue Bonds (b)
Series A-27
5.00%, due 7/1/37	5,550,000	5,791,487
Series 29-A
5.00%, due 7/1/45	3,300,000	3,398,822
	Principal Amount	Value

Oregon (continued)
Port of Portland, Airport, Revenue Bonds (b) (continued)
Series 29
5.50%, due 7/1/48	$ 5,750,000	$ 6,256,570
Seaside School District No. 10, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/44	6,000,000	2,408,793
		50,940,051
Pennsylvania 2.6%
Allegheny County Airport Authority, Revenue Bonds (b)
Series A
4.00%, due 1/1/38	4,665,000	4,607,170
Series A
4.00%, due 1/1/39	6,540,000	6,390,106
Allegheny County Hospital Development Authority, UPMC Obligated Group, Revenue Bonds
Series B
5.00%, due 10/15/28	3,000,000	3,225,880
Bethel Park School District, Limited General Obligation
Insured: State Aid Withholding
5.00%, due 8/1/46	2,500,000	2,696,077
Insured: State Aid Withholding
5.50%, due 8/1/48	2,500,000	2,773,989
City of Philadelphia, Water & Wastewater, Revenue Bonds
Series C
5.50%, due 6/1/47	12,500,000	13,776,261
Series B, Insured: AGM
5.50%, due 9/1/53	8,865,000	9,896,875
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Revenue Bonds
Insured: AGM
4.00%, due 6/1/39	4,050,000	4,011,861
Commonwealth of Pennsylvania, Unlimited General Obligation, Second Series
Series 2, Insured: AGM
3.00%, due 9/15/33	12,955,000	12,560,314
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
33

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Pennsylvania (continued)
County of Lehigh, Lehigh Valley Health Network, Revenue Bonds
Series A
5.00%, due 7/1/44	$ 3,500,000	$ 3,617,563
Lancaster County Hospital Authority, University of Pennsylvania Health System Obligated Group (The), Revenue Bonds
Series A
5.00%, due 8/15/42	5,000,000	5,091,270
Northampton County General Purpose Authority, St. Luke's University Health Network, Revenue Bonds
Series A-2
5.00%, due 8/15/34	8,500,000	9,433,977
Pennsylvania Economic Development Financing Authority, UPMC Obligated Group, Revenue Bonds
Series A-2
4.00%, due 5/15/48	6,090,000	5,802,262
Pennsylvania Economic Development Financing Authority, Penndot Major Bridges Project, Revenue Bonds
Insured: AGM
5.75%, due 12/31/62 (b)	25,000,000	27,418,530
Pennsylvania Higher Education Assistance Agency, Revenue Bonds, Senior Lien
Series 1A
4.125%, due 6/1/45 (b)	14,000,000	13,359,150
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System, Revenue Bonds
Series A
4.00%, due 8/15/36	3,875,000	3,894,679
Series A
4.00%, due 8/15/42	4,000,000	3,943,706
4.00%, due 8/15/49	16,955,000	16,051,531
Series A
5.00%, due 8/15/42	5,370,000	5,517,227
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, Revenue Bonds
Series B-1, Insured: AGC
5.00%, due 11/1/51	19,175,000	20,137,202
	Principal Amount	Value

Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, Revenue Bonds (continued)
Series B-2
5.50%, due 11/1/54	$ 12,500,000	$ 13,627,250
Pennsylvania Housing Finance Agency, Revenue Bonds
Series 121
2.80%, due 10/1/31	6,000,000	5,578,037
Series 135-A
3.00%, due 10/1/51	5,765,000	5,682,627
Series A-141
5.75%, due 10/1/53	6,060,000	6,452,721
Series 145-A
6.00%, due 10/1/54	4,500,000	4,917,204
Pennsylvania Turnpike Commission, Revenue Bonds, Second Series
5.00%, due 12/1/41	3,500,000	3,631,230
Pennsylvania Turnpike Commission, Revenue Bonds
Series B
5.25%, due 12/1/39	4,000,000	4,005,574
Series B
5.25%, due 12/1/44	4,085,000	4,481,915
Series A-1
5.25%, due 12/1/45	3,000,000	3,038,286
Philadelphia Authority for Industrial Development, St. Joseph's University Project, Revenue Bonds
5.25%, due 11/1/52	3,250,000	3,463,620
State Public School Building Authority, Philadelphia Community College, Revenue Bonds
Series A, Insured: BAM
5.00%, due 6/15/28	4,505,000	4,544,007
State Public School Building Authority, School District of Philadelphia (The), Revenue Bonds
Series A, Insured: AGM State Aid Withholding
5.00%, due 6/1/31	20,000,000	20,648,176
		254,276,277

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
34	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Puerto Rico 0.2%
Puerto Rico Electric Power Authority, Revenue Bonds
Series UU, Insured: AGC
4.25%, due 7/1/27	$ 2,345,000	$ 2,299,445
Series NN, Insured: NATL-RE
4.75%, due 7/1/33	1,140,000	1,116,777
Series TT, Insured: AGM-CR
5.00%, due 7/1/27	500,000	499,408
Series SS, Insured: AGM
5.00%, due 7/1/30	550,000	548,608
Series VV, Insured: NATL-RE
5.25%, due 7/1/26	1,575,000	1,560,786
Series VV, Insured: NATL-RE
5.25%, due 7/1/29	1,470,000	1,446,551
Series VV, Insured: NATL-RE
5.25%, due 7/1/32	1,225,000	1,211,178
Series VV, Insured: NATL-RE
5.25%, due 7/1/34	550,000	542,539
Puerto Rico Housing Finance Authority, Puerto Rico Housing Administration, Revenue Bonds
5.00%, due 12/1/24	6,500,000	6,503,148
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, Insured: AGM
5.00%, due 8/1/27	135,000	135,934
Series A, Insured: AGM
5.00%, due 8/1/30	1,440,000	1,449,968
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Insured: BHAC-CR
(zero coupon), due 8/1/54	98,098	19,962
		17,334,304
Rhode Island 0.0% ‡
Providence Public Building Authority, Various Capital Projects, Revenue Bonds
Series A, Insured: AGM
5.875%, due 6/15/26	680,000	681,423
South Carolina 1.7%
Charleston County Airport District, Revenue Bonds
Series B
5.25%, due 7/1/54	21,500,000	23,476,117
	Principal Amount	Value

South Carolina (continued)
Patriots Energy Group Financing Agency, Revenue Bonds
Series B-2
5.129%, due 2/1/54	$ 15,000,000	$ 15,569,320
South Carolina Jobs-Economic Development Authority, Novant Health Obligated Group, Revenue Bonds
Series A
4.00%, due 11/1/42	13,000,000	12,817,342
Series A
4.50%, due 11/1/54	4,075,000	4,062,530
Series A
5.50%, due 11/1/45	9,700,000	10,851,986
Series A
5.50%, due 11/1/49	4,750,000	5,261,550
South Carolina Jobs-Economic Development Authority, AnMed Health, Revenue Bonds
4.25%, due 2/1/48	12,580,000	12,569,852
5.25%, due 2/1/53	8,180,000	8,799,061
South Carolina Public Service Authority, Santee Cooper Project, Revenue Bonds
Series B, Insured: AGM-CR
4.00%, due 12/1/29	4,167,000	4,312,135
Series A, Insured: AGM-CR
5.00%, due 12/1/31	2,250,000	2,458,964
Series A, Insured: AGM-CR
5.00%, due 12/1/32	8,500,000	8,701,546
Series A, Insured: AGM-CR
5.00%, due 12/1/36	12,750,000	13,974,455
Series E, Insured: AGM
5.00%, due 12/1/52	14,550,000	15,237,389
Series E, Insured: AGM
5.50%, due 12/1/42	9,125,000	10,188,085
South Carolina Transportation Infrastructure Bank, Revenue Bonds
Series A
5.00%, due 10/1/36	12,950,000	13,514,246
		161,794,578
South Dakota 0.2%
South Dakota Housing Development Authority, Revenue Bonds
Series B
3.00%, due 11/1/52	7,005,000	6,865,022
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
35

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
South Dakota (continued)
South Dakota Housing Development Authority, Revenue Bonds (continued)
Series A, Insured: GNMA / FNMA / FHLMC
6.00%, due 5/1/54	$ 4,915,000	$ 5,253,771
Series C, Insured: GNMA / FNMA / FHLMC
6.25%, due 11/1/55	4,000,000	4,489,822
		16,608,615
Tennessee 1.2%
County of Knox, Unlimited General Obligation
Series B
3.00%, due 6/1/34	3,665,000	3,474,891
County of Rutherford, Unlimited General Obligation
1.625%, due 4/1/34	5,375,000	4,301,354
1.875%, due 4/1/39	4,120,000	3,044,932
Metropolitan Government of Nashville & Davidson County, Water & Sewer, Revenue Bonds
Series A
3.00%, due 7/1/40	3,500,000	3,017,854
Metropolitan Government of Nashville & Davidson County, Electric, Revenue Bonds
Series A
5.25%, due 5/15/49	5,000,000	5,533,860
Metropolitan Nashville Airport Authority (The), Revenue Bonds
Series A
4.00%, due 7/1/49	3,500,000	3,393,646
Series B
5.00%, due 7/1/44 (b)	7,360,000	7,584,309
Series B
5.50%, due 7/1/40 (b)	2,000,000	2,215,272
Series B
5.50%, due 7/1/41 (b)	3,000,000	3,309,791
Series B
5.50%, due 7/1/52 (b)	7,000,000	7,518,969
State of Tennessee, Unlimited General Obligation
Series A
5.00%, due 5/1/36	19,000,000	21,653,082
	Principal Amount	Value

Tennessee (continued)
State of Tennessee, Unlimited General Obligation (continued)
Series A
5.00%, due 5/1/40	$ 14,500,000	$ 16,207,494
Series A
5.00%, due 5/1/42	10,000,000	11,070,426
Tennergy Corp., Revenue Bonds
Series A
5.00%, due 10/1/54 (a)	3,500,000	3,722,187
Tennessee Energy Acquisition Corp., Gas Project, Revenue Bonds
4.00%, due 11/1/49 (a)	22,155,000	22,230,757
Tennessee Housing Development Agency, Revenue Bonds
Series 2
2.50%, due 1/1/31	2,020,000	1,850,625
		120,129,449
Texas 11.6%
Aldine Independent School District, Unlimited General Obligation
Series A, Insured: PSF-GTD
5.00%, due 2/15/28	8,585,000	8,986,796
Bastrop Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/48	6,785,000	7,254,797
Central Texas Regional Mobility Authority, Revenue Bonds, Sub. Lien
Series F
5.00%, due 1/1/25	5,000,000	5,008,758
Central Texas Turnpike System, Revenue Bonds
Series B
(zero coupon), due 8/15/37	8,000,000	4,596,978
Series C
5.00%, due 8/15/28	2,070,000	2,070,253
Central Texas Turnpike System, Revenue Bonds, Second Tier
Series C
5.00%, due 8/15/33	22,500,000	25,294,970
Series C
5.00%, due 8/15/34	25,000,000	28,213,732
Central Texas Turnpike System, Revenue Bonds, First Tier
Series B
5.00%, due 8/15/42 (a)	11,500,000	12,289,143

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
36	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
City of Austin, Airport System, Revenue Bonds
5.00%, due 11/15/31 (b)	$ 5,000,000	$ 5,008,691
City of Celina, Limited General Obligation
1.75%, due 9/1/36	3,395,000	2,472,016
1.875%, due 9/1/37	3,455,000	2,498,920
1.875%, due 9/1/39	3,585,000	2,452,130
City of Corpus Christi, Utility System, Revenue Bonds, Senior Lien
4.25%, due 7/15/54	3,775,000	3,574,439
5.00%, due 7/15/33	8,750,000	9,944,513
5.00%, due 7/15/34	7,500,000	8,586,853
5.00%, due 7/15/35	11,000,000	12,532,747
5.00%, due 7/15/36	7,500,000	8,493,246
5.00%, due 7/15/37	3,000,000	3,377,558
5.00%, due 7/15/38	5,035,000	5,643,514
5.00%, due 7/15/49	6,750,000	7,221,573
City of Dallas, Hotel Occupancy Tax, Revenue Bonds
4.00%, due 8/15/36	1,150,000	1,143,665
City of Dallas, Limited General Obligation
Series B
5.00%, due 2/15/26	7,000,000	7,183,476
Series B
5.00%, due 2/15/26	19,000,000	19,498,005
City of El Paso, Limited General Obligation
Insured: BAM
4.00%, due 8/15/42	10,945,000	10,658,873
City of El Paso, Water & Sewer, Revenue Bonds
5.00%, due 3/1/52	15,000,000	15,791,694
5.25%, due 3/1/49	14,500,000	15,754,008
City of Fort Worth, General purpose, Limited General Obligation
2.00%, due 3/1/38	5,000,000	3,691,647
2.00%, due 3/1/41	5,470,000	3,692,237
City of Fort Worth, Limited General Obligation
5.00%, due 3/1/25	2,700,000	2,715,692
City of Frisco, Limited General Obligation
2.00%, due 2/15/38	4,740,000	3,444,869
	Principal Amount	Value

Texas (continued)
City of Georgetown, Utility System, Revenue Bonds
Insured: AGM
5.25%, due 8/15/52	$ 4,700,000	$ 5,002,954
City of Houston, Public Improvement, Limited General Obligation
Series A
5.00%, due 3/1/28	3,445,000	3,596,100
City of Houston, Hotel Occupancy Tax & Special Tax, Revenue Bonds
5.00%, due 9/1/31	2,200,000	2,202,452
City of Houston, Combined Utility System, Revenue Bonds, First Lien
Series A
5.00%, due 11/15/36	9,500,000	9,622,500
City of Houston, Airport System, Revenue Bonds, Sub. Lien
Series A, Insured: AGM
5.25%, due 7/1/48 (b)	6,980,000	7,448,815
City of Lubbock, Electric Light & Power System, Revenue Bonds
Insured: AGM-CR
4.00%, due 4/15/46	8,150,000	7,997,527
City of Plano, Limited General Obligation
5.00%, due 9/1/27	3,120,000	3,311,650
City of San Antonio, Electric & Gas Systems, Revenue Bonds
Series C
5.50%, due 2/1/49	4,000,000	4,487,548
Series A
5.50%, due 2/1/50	35,000,000	38,854,161
Collin County Community College District, Limited General Obligation
3.50%, due 8/15/37	4,250,000	3,972,368
Comal Independent School District, School Building, Unlimited General Obligation
Insured: PSF-GTD
3.00%, due 2/1/39	7,670,000	6,823,203
Insured: PSF-GTD
3.00%, due 2/1/40	12,500,000	10,965,099
Conroe Independent School District, Unlimited General Obligation
Insured: PSF-GTD
2.50%, due 2/15/37	4,000,000	3,300,437
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
37

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
County of Collin, Limited General Obligation
2.25%, due 2/15/41	$ 4,740,000	$ 3,315,695
County of Harris, Unlimited General Obligation
Series A
5.00%, due 10/1/31	4,000,000	4,053,409
Dallas Fort Worth International Airport, Revenue Bonds
Series A
4.00%, due 11/1/34	18,000,000	18,382,387
Dallas Independent School District, Unlimited General Obligation
Series A, Insured: PSF-GTD
3.00%, due 2/15/28	8,000,000	7,999,966
Denton Independent School District, Unlimited General Obligation
Insured: PSF-GTD
1.80%, due 8/15/37	6,000,000	4,475,338
Insured: PSF-GTD
3.00%, due 8/15/28	3,000,000	2,977,950
Ector County Independent School District, Unlimited General Obligation
Series A, Insured: PSF-GTD
5.00%, due 8/15/26	3,260,000	3,379,153
Series A, Insured: PSF-GTD
5.00%, due 8/15/27	5,000,000	5,291,037
El Paso County Hospital District, Limited General Obligation
Insured: AGC
5.00%, due 8/15/41	3,840,000	4,146,280
Fort Bend County Water Control & Improvement District No. 2, Unlimited General Obligation
Series A
3.125%, due 9/1/49	5,220,000	4,174,361
Fort Bend Independent School District, Unlimited General Obligation
Series B, Insured: PSF-GTD
4.00%, due 8/1/54 (a)	13,875,000	14,162,132
Harris County Cultural Education Facilities Finance Corp., Texas Children's Hospital, Revenue Bonds
Series A
3.00%, due 10/1/51	3,400,000	2,572,537
	Principal Amount	Value

Texas (continued)
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Obligated Group, Revenue Bonds
Series B
5.00%, due 7/1/31	$ 12,500,000	$ 13,857,645
Series B
5.00%, due 7/1/35	8,380,000	9,434,430
Series C
5.00%, due 7/1/54 (a)	5,250,000	5,659,180
Harris County-Houston Sports Authority, Revenue Bonds, Senior Lien
Series A, Insured: AGM NATL-RE
(zero coupon), due 11/15/38	4,000,000	2,009,644
Irving Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/40	4,500,000	4,906,468
Lamar Consolidated Independent School District, Unlimited General Obligation
Insured: AGM
5.50%, due 2/15/58	67,090,000	73,636,515
Leander Independent School District, Unlimited General Obligation
Series A, Insured: PSF-GTD
(zero coupon), due 8/16/44	8,300,000	3,274,201
Lewisville Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 8/15/26	15,000,000	15,566,889
Love Field Airport Modernization Corp., Revenue Bonds
Insured: AGM
4.00%, due 11/1/40 (b)	7,210,000	7,040,297
Lower Colorado River Authority, LCRA Transmission Services Corp., Revenue Bonds
5.00%, due 5/15/27	3,455,000	3,458,960
5.00%, due 5/15/28	3,745,000	3,749,356
Series A
5.25%, due 5/15/48	3,000,000	3,222,427
Insured: AGM
5.50%, due 5/15/48	7,500,000	8,186,506
Insured: AGM
5.50%, due 5/15/53	26,875,000	29,201,483

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
38	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
Lower Colorado River Authority, Revenue Bonds
Series D
5.00%, due 5/15/30	$ 5,000,000	$ 5,038,982
Lubbock-Cooper Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/46	5,000,000	5,350,788
Marshall Independent School District, Unlimited General Obligation
Insured: PSF-GTD
4.00%, due 2/15/48	3,620,000	3,514,959
Matagorda County Navigation District No. 1, Central Power and Light Company Project, Revenue Bonds
Series A
2.60%, due 11/1/29	13,500,000	12,767,066
New Caney Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/48	6,000,000	6,467,280
North Texas Municipal Water District, Sabine Creek Regional Wastewater System, Revenue Bonds
Insured: AGM
4.375%, due 6/1/52	7,110,000	7,126,627
North Texas Tollway Authority, Revenue Bonds, First Tier
Series A
4.125%, due 1/1/39	2,250,000	2,275,196
Series A
4.125%, due 1/1/40	5,500,000	5,543,067
Series A
5.25%, due 1/1/38	6,700,000	7,453,262
Northside Independent School District, Unlimited General Obligation
Insured: PSF-GTD
3.35%, due 8/15/36	3,250,000	3,112,347
Insured: PSF-GTD
3.45%, due 8/15/37	6,430,000	6,143,386
Pasadena Independent School District, Unlimited General Obligation
Series B, Insured: PSF-GTD
3.23%, due 2/15/44 (a)	25,000,000	24,963,710
	Principal Amount	Value

Texas (continued)
Pearland Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.25%, due 2/15/32	$ 845,000	$ 867,298
Insured: PSF-GTD
5.25%, due 2/15/32	4,155,000	4,255,215
Royse City Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/53	10,000,000	10,614,265
San Antonio Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 8/15/52	8,715,000	9,240,354
San Antonio Water System, Revenue Bonds, Junior Lien
Series B
5.25%, due 5/15/52	40,000,000	43,016,664
Spring Independent School District, Unlimited General Obligation
5.00%, due 8/15/47	5,000,000	5,367,392
State of Texas, College Student Loan, Unlimited General Obligation (b)
Series B
4.00%, due 8/1/26	10,000,000	10,003,108
4.00%, due 8/1/28	6,800,000	6,775,743
4.00%, due 8/1/29	6,940,000	6,893,226
4.00%, due 8/1/30	11,285,000	11,264,315
4.00%, due 8/1/32	8,520,000	8,435,120
5.00%, due 8/1/27	7,750,000	7,867,581
5.50%, due 8/1/32	3,500,000	3,618,883
State of Texas, Mobility Fund, Unlimited General Obligation
Series B
5.00%, due 10/1/36	33,665,000	34,053,683
State of Texas, Water Financial Assistance, Unlimited General Obligation
Series B
5.00%, due 8/1/39	4,750,000	4,789,237
Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources Obligated Group, Revenue Bonds
Series A
5.00%, due 2/15/41	10,500,000	10,678,510
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
39

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Inc. Project, Revenue Bonds
Series B
5.00%, due 11/15/46	$ 2,885,000	$ 2,772,776
Tarrant County Cultural Education Facilities Finance Corp., CHRISTUS Health Obligated Group, Revenue Bonds
Series A
5.00%, due 7/1/53 (a)	8,000,000	8,818,146
Tarrant County Cultural Education Facilities Finance Corp. Hospital, Baylor Scott & White Health Project, Revenue Bonds
Series D
5.00%, due 11/15/51	11,875,000	12,580,762
Texas Department of Housing & Community Affairs, Revenue Bonds
Series A, Insured: GNMA
3.50%, due 3/1/51	2,680,000	2,656,052
Series A, Insured: GNMA
3.50%, due 7/1/52	11,595,000	11,388,607
Series A, Insured: GNMA / FNMA
3.95%, due 1/1/50	3,270,000	3,070,242
Series A, Insured: GNMA
5.00%, due 1/1/49	4,000,000	4,045,534
Series A, Insured: GNMA
5.125%, due 1/1/54	3,250,000	3,358,285
Series B, Insured: GNMA
6.00%, due 3/1/53	11,305,000	12,319,915
Texas Department of Housing & Community Affairs, Residential Mortgage, Revenue Bonds
Series A, Insured: GNMA / FNMA
4.75%, due 1/1/49	15,000	15,170
Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds
Series C
4.117%, due 9/15/27	27,930,000	27,920,135
Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply, Revenue Bonds
5.00%, due 12/15/25	1,525,000	1,542,636
5.00%, due 12/15/26	4,925,000	5,052,624
5.00%, due 12/15/27	5,180,000	5,379,111
	Principal Amount	Value

Texas (continued)
Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply, Revenue Bonds (continued)
5.00%, due 12/15/28	$ 3,000,000	$ 3,140,448
5.00%, due 12/15/32	10,075,000	10,775,567
Texas Municipal Gas Acquisition and Supply Corp. I, Revenue Bonds, Senior Lien
Series D
6.25%, due 12/15/26	2,390,000	2,456,324
Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group LLC, Revenue Bonds, Senior Lien
Series A
4.00%, due 6/30/35	2,300,000	2,317,793
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments 3 LLC, Revenue Bonds, Senior Lien (b)
5.00%, due 12/31/33	2,740,000	2,952,440
5.00%, due 6/30/34	2,500,000	2,691,009
5.00%, due 12/31/34	3,125,000	3,362,341
5.125%, due 6/30/35	2,500,000	2,698,527
5.125%, due 12/31/35	2,500,000	2,694,492
Texas Private Activity Bond Surface Transportation Corp., North Tarrant Express Managed Lanes Project, Revenue Bonds, Senior Lien
5.50%, due 12/31/58 (b)	17,335,000	18,612,583
Texas State Technical College, Financing System Improvement, Revenue Bonds
Series A, Insured: AGM
5.50%, due 8/1/42	3,750,000	4,188,884
Texas Transportation Commission, State Highway, Revenue Bonds, First Tier
5.00%, due 10/1/25	9,000,000	9,157,063
Texas Water Development Board, State Water Implementation Master Trust, Revenue Bonds
Series A
4.375%, due 10/15/59	12,130,000	12,100,353
Texas Water Development Board, State Water Implementation Fund, Revenue Bonds
4.65%, due 10/15/40	3,505,000	3,727,527

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
40	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
Texas Water Development Board, State Water Implementation Fund, Revenue Bonds (continued)
Series A
4.75%, due 10/15/43	$ 16,000,000	$ 17,026,734
5.00%, due 10/15/47	4,385,000	4,712,791
Series A
5.25%, due 10/15/51	22,000,000	24,064,185
Upper Brushy Creek Water Control and Improvement District, Unlimited General Obligation
3.00%, due 8/15/47	2,885,000	2,313,959
Waxahachie Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/48	3,035,000	3,257,371
		1,115,482,503
U.S. Virgin Islands 0.8%
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/28	5,000,000	5,200,227
Series A
5.00%, due 10/1/30	11,805,000	12,445,806
Series A
5.00%, due 10/1/32	11,805,000	12,266,011
Series A
5.00%, due 10/1/39	35,670,000	36,878,856
Virgin Islands Public Finance Authority, Revenue Bonds
5.00%, due 9/1/30 (e)	4,700,000	4,725,488
Series C, Insured: AGM-CR
5.00%, due 10/1/39	7,575,000	7,579,186
		79,095,574
Utah 2.3%
City of Salt Lake City, Airport, Revenue Bonds (b)
Series A
4.00%, due 7/1/41	5,750,000	5,588,531
Series A
5.00%, due 7/1/30	3,250,000	3,478,277
Series A
5.00%, due 7/1/31	6,155,000	6,612,874
	Principal Amount	Value

Utah (continued)
City of Salt Lake City, Airport, Revenue Bonds (b) (continued)
Series A
5.00%, due 7/1/32	$ 3,750,000	$ 4,008,705
Series A
5.00%, due 7/1/33	3,000,000	3,081,987
Series A
5.00%, due 7/1/35	4,500,000	4,764,308
Series A
5.00%, due 7/1/36	4,250,000	4,487,399
Series A
5.00%, due 7/1/43	7,810,000	7,957,577
Series A
5.00%, due 7/1/47	30,040,000	30,366,964
Series A
5.50%, due 7/1/53	8,500,000	9,218,120
County of Salt Lake, Option Sales & Use Tax, Revenue Bonds
Series B
2.70%, due 2/1/28	2,625,000	2,583,835
Series B
2.85%, due 2/1/29	2,675,000	2,617,982
Davis School District, Unlimited General Obligation
Insured: School Bond Guaranty
3.35%, due 6/1/35	4,525,000	4,424,308
Insured: School Bond Guaranty
3.375%, due 6/1/36	4,675,000	4,524,443
Intermountain Power Agency, Revenue Bonds
Series A
4.00%, due 7/1/36	7,500,000	7,705,179
Series A
5.00%, due 7/1/33	5,950,000	6,635,257
Series A
5.00%, due 7/1/42	4,045,000	4,384,674
Series A
5.00%, due 7/1/45	12,500,000	13,292,671
Series A
5.25%, due 7/1/43	7,435,000	8,182,130
Series A
5.25%, due 7/1/44	8,155,000	8,946,840
Series A
5.25%, due 7/1/45	17,910,000	19,598,154
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
41

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Utah (continued)
Jordan School District, School Building, Unlimited General Obligation
Insured: School Bond Guaranty
2.25%, due 6/15/36	$ 1,225,000	$ 976,137
University of Utah (The), Revenue Bonds
Series B
5.25%, due 8/1/53	7,830,000	8,564,238
Utah Board of Higher Education, Revenue Bonds
Series A, Insured: NATL-RE
5.50%, due 4/1/29	8,000,000	8,524,482
Utah Charter School Finance Authority, Spectrum Academy Project, Revenue Bonds
Insured: BAM UT CSCE
4.00%, due 4/15/45	1,750,000	1,639,111
Utah Housing Corp., Mortgage-Backed, Revenue Bonds
Series H-G2, Insured: GNMA
4.50%, due 10/21/48	481,491	478,931
Series J-G2, Insured: GNMA
4.50%, due 12/21/48	444,205	439,346
Series A, Insured: GNMA
4.50%, due 1/21/49	1,095,692	1,088,683
Series B-G2, Insured: GNMA
4.50%, due 2/21/49	1,073,974	1,052,636
Series G-2, Insured: GNMA
5.00%, due 7/21/52	12,946,591	12,793,522
Series H-G2, Insured: GNMA
5.00%, due 8/21/52	19,867,751	19,663,320
Series C-G2, Insured: GNMA
5.50%, due 4/21/53	4,587,584	4,591,737
		222,272,358
Virginia 0.8%
Arlington County Industrial Development Authority, Virginia Hospital Center Arlington Health System Obligated Group, Revenue Bonds
3.75%, due 7/1/50	4,550,000	4,158,820
Arlington County Industrial Development Authority, Virginia Hospital Center, Revenue Bonds
4.00%, due 7/1/45	4,750,000	4,600,726
	Principal Amount	Value

Virginia (continued)
Arlington County Industrial Development Authority, Virginia Hospital Center, Revenue Bonds (continued)
Series A
5.00%, due 7/1/53 (a)	$ 10,000,000	$ 10,755,446
City of Alexandria, Unlimited General Obligation
Series A, Insured: State Aid Withholding
2.00%, due 12/15/39	1,550,000	1,135,605
Series D, Insured: State Aid Withholding
5.00%, due 7/1/26	2,235,000	2,314,913
City of Harrisonburg, Unlimited General Obligation
Series A, Insured: State Aid Withholding
1.875%, due 7/15/37	3,200,000	2,403,977
County of Fairfax, Public Improvement, Unlimited General Obligation
Series B, Insured: State Aid Withholding
3.00%, due 10/1/26	6,685,000	6,675,636
County of Loudoun, Unlimited General Obligation
Series A
5.00%, due 12/1/29	8,430,000	9,353,204
Roanoke Economic Development Authority, Carilion Clinic Obligated Group, Revenue Bonds
Series A
3.00%, due 7/1/45	7,500,000	6,256,070
Virginia College Building Authority, 21st Century College & Equipment Programs, Revenue Bonds
Series D, Insured: State Intercept
3.00%, due 2/1/26	6,000,000	5,982,982
Virginia Commonwealth Transportation Board, Revenue Bonds
5.00%, due 3/15/25	4,040,000	4,066,392
Virginia Housing Development Authority, Revenue Bonds
Series F
(zero coupon), due 7/1/55 (d)	13,070,000	13,069,384

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
42	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Virginia (continued)
Virginia Public School Authority, Revenue Bonds
Series B, Insured: State Intercept
2.25%, due 8/1/29	$ 7,000,000	$ 6,568,595
Virginia Small Business Financing Authority, Capital Beltway Express LLC, Revenue Bonds, Senior Lien
5.00%, due 12/31/47 (b)	2,250,000	2,340,176
		79,681,926
Washington 1.9%
City of Seattle, Water System, Revenue Bonds
5.00%, due 8/1/26	5,000,000	5,186,681
Douglas County Public Utility District No. 1, Wells Hydroelectric Project, Revenue Bonds
Series B
5.00%, due 9/1/47	10,030,000	10,633,294
Energy Northwest, Bonneville Power Administration, Revenue Bonds
Series A
5.00%, due 7/1/35	4,250,000	4,621,880
Series A
5.00%, due 7/1/36	6,100,000	6,821,191
Port of Seattle, Intermediate Lien, Revenue Bonds (b)
5.00%, due 4/1/27	6,835,000	7,065,942
Series C
5.00%, due 8/1/30	5,000,000	5,329,602
Series C
5.00%, due 8/1/38	8,965,000	9,451,861
Port of Seattle, Revenue Bonds (b)
5.00%, due 7/1/28	8,500,000	8,503,418
5.00%, due 7/1/29	6,585,000	6,587,648
Series A
5.00%, due 5/1/30	4,000,000	4,123,815
Southwest Suburban Sewer District, Revenue Bonds
Series A
3.00%, due 5/1/29	2,050,000	2,007,537
State of Washington, Unlimited General Obligation
Series R-2020A
5.00%, due 1/1/25	6,710,000	6,727,341
	Principal Amount	Value

Washington (continued)
State of Washington, Unlimited General Obligation (continued)
Series R-2022C
5.00%, due 7/1/25	$ 16,565,000	$ 16,764,068
State of Washington, Various Purpose, Unlimited General Obligation
Series R-2023A
5.00%, due 8/1/25	22,500,000	22,809,355
Series C
5.00%, due 2/1/29	5,900,000	6,410,243
Series A
5.00%, due 8/1/35	4,000,000	4,479,227
Series A
5.00%, due 8/1/38	10,565,000	11,850,989
Series C
5.00%, due 2/1/41	4,250,000	4,573,505
Series A
5.00%, due 8/1/41	11,700,000	12,895,277
State of Washington, Motor Vehicle Fuel Tax, Unlimited General Obligation
Series R-2022B
5.00%, due 2/1/29	4,750,000	5,160,789
Series B
5.00%, due 6/1/37	5,540,000	6,227,323
Washington State Housing Finance Commission, Revenue Bonds
Series 2-N, Insured: GNMA / FNMA / FHLMC
3.00%, due 12/1/50	5,000,000	4,920,155
Series 2-N, Insured: GNMA / FNMA / FHLMC
3.75%, due 12/1/49	2,795,000	2,795,446
Series 2
4.084%, due 3/20/40	5,592,560	5,391,908
Series 1-N, Insured: GNMA / FNMA / FHLMC
5.00%, due 12/1/44	5,000,000	5,302,049
Washington State Housing Finance Commission, Single Family Program, Revenue Bonds
Series 1-N
4.00%, due 6/1/49	150,000	150,310
		186,790,854
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
43

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
West Virginia 0.3%
West Virginia Hospital Finance Authority, United Health System, Revenue Bonds
Series A
5.00%, due 6/1/52	$ 13,280,000	$ 13,502,264
West Virginia Hospital Finance Authority, Vandalia Health, Inc., Revenue Bonds
Series B, Insured: AGM
5.50%, due 9/1/48	8,600,000	9,436,020
West Virginia Hospital Finance Authority, Vandalia Health, Inc. Obligated Group, Revenue Bonds
Series B
6.00%, due 9/1/48	5,200,000	5,855,004
		28,793,288
Wisconsin 0.6%
County of Milwaukee, Unlimited General Obligation
Series A
3.00%, due 12/1/25	815,000	813,244
Howard-Suamico School District, Unlimited General Obligation
2.00%, due 3/1/36	4,825,000	3,743,918
2.00%, due 3/1/39	5,200,000	3,704,236
2.00%, due 3/1/40	3,245,000	2,262,545
2.00%, due 3/1/41	4,540,000	4,422,272
River Falls School District, Unlimited General Obligation
Series A
3.35%, due 4/1/34	2,765,000	2,657,378
Series A
3.40%, due 4/1/35	2,595,000	2,491,027
Series A
3.45%, due 4/1/36	3,130,000	3,011,836
Sun Prairie Area School District, Unlimited General Obligation
2.00%, due 3/1/41	9,755,000	6,549,034
Waunakee Community School District, Unlimited General Obligation
3.25%, due 4/1/28	12,950,000	12,865,927
Wisconsin Health & Educational Facilities Authority, Children's Hospital of Wisconsin, Revenue Bonds
4.00%, due 8/15/42	6,350,000	6,190,158
	Principal Amount	Value

Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Aspirus, Inc. Obligated Group, Revenue Bonds
4.00%, due 8/15/48	$ 4,015,000	$ 3,816,186
Wisconsin Housing & Economic Development Authority Home Ownership, Sustainable Bond, Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
5.00%, due 9/1/39	6,100,000	6,561,092
		59,088,853
Wyoming 0.1%
Wyoming Community Development Authority, Revenue Bonds
Series 1
5.75%, due 6/1/53	5,000,000	5,298,858
Series 1
6.00%, due 12/1/54	3,500,000	3,827,144
		9,126,002
Total Long-Term Municipal Bonds (Cost $9,139,964,415)		9,332,713,932
Short-Term Municipal Notes 2.7%
Alabama 0.1%
Walker County Economic & Industrial Development Authority, Alabama Power Co., Revenue Bonds, First Series
Series 1
4.10%, due 8/1/63 (b)(f)	5,800,000	5,800,000
Connecticut 0.4%
Connecticut State Health & Educational Facilities Authority, Yale University, Revenue Bonds
Series A-1
2.75%, due 7/1/42 (f)	36,495,000	36,495,000

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
44	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Short-Term Municipal Notes (continued)
Georgia 1.0%
Bartow County Development Authority, Georgia Power Company Plant Bowen Project, Revenue Bonds, First Series
Series 1
4.10%, due 11/1/62 (b)(f)	$ 24,000,000	$ 24,000,000
Development Authority of Burke County (The), Georgia Power Co. Vogtle Project, Revenue Bonds (f)
Series 1
4.15%, due 11/1/52	41,775,000	41,775,000
Series 1
4.20%, due 11/1/48	28,935,000	28,935,000
		94,710,000
New York 0.0% ‡
Nuveen New York AMT-Free Quality Municipal Income Fund
3.69%, due 5/1/47 (b)(e)(f)	4,900,000	4,900,000
Pennsylvania 0.2%
Philadelphia Authority for Industrial Development, Children's Hospital of Philadelphia Obligated Group, Revenue Bonds (f)
Series B-1
3.95%, due 7/1/54	8,950,000	8,950,000
Series B-2
3.95%, due 7/1/54	8,950,000	8,950,000
		17,900,000
Texas 0.0% ‡
City of Houston, Combined Utility System, Revenue Bonds, First Lien
Series B
3.35%, due 5/15/34	1,850,000	1,850,000
State of Texas, Unlimited General Obligation
Series B
3.05%, due 6/1/46 (f)	1,000,000	1,000,000
		2,850,000
Wisconsin 1.0%
BlackRock Municipal 2030 Target Term Trust
Series W-7
3.36%, due 12/31/30 (b)(e)(f)	75,000,000	75,000,000
	Principal Amount	Value

Wisconsin (continued)
Nuveen AMT-Free Quality Municipal Income Fund
Series D
3.69%, due 3/1/29 (f)	$ 18,150,000	$ 18,150,000
		93,150,000
Total Short-Term Municipal Notes (Cost $255,805,000)		255,805,000
Total Municipal Bonds (Cost $9,395,769,415)		9,588,518,932

Long-Term Bonds 0.0% ‡
Corporate Bond 0.0% ‡
Electric 0.0% ‡
Virginia Power Fuel Securitization LLC
Series A-1
5.088%, due 5/1/27	5,000,000	5,026,405
Total Long-Term Bonds (Cost $4,999,950)		5,026,405

	Shares	Value
Short-Term Investment 0.5%
Unaffiliated Investment Company 0.5%
BlackRock Liquidity Funds MuniCash, 3.143% (g)	50,686,218	50,691,286
Total Short-Term Investment (Cost $50,691,286)		50,691,286
Total Investments (Cost $9,451,460,651)	100.0%	9,644,236,623
Other Assets, Less Liabilities	(0.0)‡	(3,870,036)
Net Assets	100.0%	$ 9,640,366,587

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of October 31, 2024.
(b)	Interest on these securities was subject to alternative minimum tax.
(c)	Step coupon—Rate shown was the rate in effect as of October 31, 2024.
(d)	Delayed delivery security.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
45

Portfolio of Investments October 31, 2024†^ (continued)
(e)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(f)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(g)	Current yield as of October 31, 2024.

Abbreviation(s):
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
BAM—Build America Mutual Assurance Co.
BHAC—Berkshire Hathaway Assurance Corp.
CHF—Collegiate Housing Foundation
CR—Custodial Receipts
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
MTA—Metropolitan Transportation Authority
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed
Q-SBLF—Qualified School Board Loan Fund
SD CRED PROG—School District Credit Enhancement Program
SONYMA—State of New York Mortgage Agency
UT CSCE—Utah Charter School Credit Enhancement Program

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 9,332,713,932	$ —	$ 9,332,713,932
Short-Term Municipal Notes	—	255,805,000	—	255,805,000
Total Municipal Bonds	—	9,588,518,932	—	9,588,518,932
Long-Term Bonds
Corporate Bond	—	5,026,405	—	5,026,405
Short-Term Investment
Unaffiliated Investment Company	50,691,286	—	—	50,691,286
Total Investments in Securities	$ 50,691,286	$ 9,593,545,337	$ —	$ 9,644,236,623

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
46	NYLI MacKay Tax Free Bond Fund

Statement of Assets and Liabilities as of October 31, 2024
Assets
Investment in securities, at value (identified cost $9,451,460,651)	$9,644,236,623
Receivables:
Interest	120,353,819
Fund shares sold	15,528,886
Investment securities sold	8,124,539
Other assets	45,331
Total assets	9,788,289,198
Liabilities
Payables:
Investment securities purchased	113,973,482
Fund shares redeemed	19,621,767
Manager (See Note 3)	3,331,189
Transfer agent (See Note 3)	782,454
NYLIFE Distributors (See Note 3)	303,962
Professional fees	98,152
Custodian	77,078
Trustees	291
Shareholder communication	252
Variation margin on futures contracts	8
Accrued expenses	5,636
Distributions payable	9,728,340
Total liabilities	147,922,611
Net assets	$9,640,366,587
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.01 per share) unlimited number of shares authorized	$10,318,581
Additional paid-in-capital	10,449,817,447
10,460,136,028
Total distributable earnings (loss)	(819,769,441)
Net assets	$9,640,366,587
Class A
Net assets applicable to outstanding shares	$1,229,313,734
Shares of beneficial interest outstanding	131,615,933
Net asset value per share outstanding	$9.34
Maximum sales charge (3.00% of offering price)	0.29
Maximum offering price per share outstanding	$9.63
Investor Class
Net assets applicable to outstanding shares	$6,044,751
Shares of beneficial interest outstanding	644,227
Net asset value per share outstanding	$9.38
Maximum sales charge (2.50% of offering price)	0.24
Maximum offering price per share outstanding	$9.62
Class B
Net assets applicable to outstanding shares	$129,847
Shares of beneficial interest outstanding	13,898
Net asset value and offering price per share outstanding	$9.34
Class C
Net assets applicable to outstanding shares	$84,681,713
Shares of beneficial interest outstanding	9,064,419
Net asset value and offering price per share outstanding	$9.34
Class C2
Net assets applicable to outstanding shares	$6,015,600
Shares of beneficial interest outstanding	644,334
Net asset value and offering price per share outstanding	$9.34
Class I
Net assets applicable to outstanding shares	$7,542,480,175
Shares of beneficial interest outstanding	807,306,796
Net asset value and offering price per share outstanding	$9.34
Class R6
Net assets applicable to outstanding shares	$771,700,767
Shares of beneficial interest outstanding	82,568,497
Net asset value and offering price per share outstanding	$9.35

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
47

Statement of Operations for the year ended October 31, 2024
Investment Income (Loss)
Income
Interest	$367,597,538
Expenses
Manager (See Note 3)	36,813,143
Transfer agent (See Note 3)	4,736,619
Distribution/Service—Class A (See Note 3)	3,139,598
Distribution/Service—Investor Class (See Note 3)	15,987
Distribution/Service—Class B (See Note 3)	5,574
Distribution/Service—Class C (See Note 3)	486,929
Distribution/Service—Class C2 (See Note 3)	39,572
Professional fees	542,316
Registration	463,544
Shareholder communication	246,822
Custodian	246,026
Trustees	211,931
Miscellaneous	322,369
Total expenses	47,270,430
Net investment income (loss)	320,327,108
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	(8,242,874)
Futures transactions	1,650,878
Net realized gain (loss)	(6,591,996)
Net change in unrealized appreciation (depreciation) on investments	513,105,289
Net realized and unrealized gain (loss)	506,513,293
Net increase (decrease) in net assets resulting from operations	$826,840,401
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
48	NYLI MacKay Tax Free Bond Fund

Statements of Changes in Net Assets
for the years ended October 31, 2024 and October 31, 2023
	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$320,327,108	$256,101,344
Net realized gain (loss)	(6,591,996)	(204,148,258)
Net change in unrealized appreciation (depreciation)	513,105,289	85,954,555
Net increase (decrease) in net assets resulting from operations	826,840,401	137,907,641
Distributions to shareholders:
Class A	(44,768,030)	(46,644,991)
Investor Class	(224,477)	(234,139)
Class B	(36,683)	(88,640)
Class C	(3,190,757)	(3,895,641)
Class C2	(190,353)	(160,027)
Class I	(263,521,513)	(216,236,340)
Class R6	(28,773,002)	(18,378,828)
Total distributions to shareholders	(340,704,815)	(285,638,606)
Capital share transactions:
Net proceeds from sales of shares	3,826,409,470	5,473,281,465
Net asset value of shares issued to shareholders in reinvestment of distributions	235,382,248	203,066,915
Cost of shares redeemed	(2,700,429,464)	(3,880,913,107)
Redemptions in-kind	—	(373,829,325)
Increase (decrease) in net assets derived from capital share transactions	1,361,362,254	1,421,605,948
Net increase (decrease) in net assets	1,847,497,840	1,273,874,983
Net Assets
Beginning of year	7,792,868,747	6,518,993,764
End of year	$9,640,366,587	$7,792,868,747
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
49

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class A	2024	2023	2022	2021	2020
Net asset value at beginning of year	$8.77	$8.85	$10.60	$10.43	$10.33
Net investment income (loss)	0.31(a)	0.29(a)	0.20(a)	0.17(a)	0.26
Net realized and unrealized gain (loss)	0.59	(0.05)	(1.66)	0.23	0.11
Total from investment operations	0.90	0.24	(1.46)	0.40	0.37
Less distributions:
From net investment income	(0.33)	(0.32)	(0.26)	(0.23)	(0.27)
From net realized gain on investments	—	—	(0.03)	—	—
Total distributions	(0.33)	(0.32)	(0.29)	(0.23)	(0.27)
Net asset value at end of year	$9.34	$8.77	$8.85	$10.60	$10.43
Total investment return (b)	10.36%	2.62%	(13.96)%	3.84%	3.66%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.34%	3.10%	2.03%	1.63%	2.04%
Net expenses (c)	0.74%	0.74%	0.75%	0.73%	0.75%
Portfolio turnover rate (d)	36%(e)	75%(e)	127%(e)	39%	72%
Net assets at end of year (in 000’s)	$1,229,314	$1,200,333	$1,552,537	$3,134,090	$2,674,765

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.
(e)	The portfolio turnover rate excludes in-kind transactions.

	Year Ended October 31,
Investor Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$8.81	$8.89	$10.65	$10.48	$10.38
Net investment income (loss)	0.31(a)	0.28(a)	0.20(a)	0.17(a)	0.20
Net realized and unrealized gain (loss)	0.59	(0.04)	(1.67)	0.23	0.17
Total from investment operations	0.90	0.24	(1.47)	0.40	0.37
Less distributions:
From net investment income	(0.33)	(0.32)	(0.26)	(0.23)	(0.27)
From net realized gain on investments	—	—	(0.03)	—	—
Total distributions	(0.33)	(0.32)	(0.29)	(0.23)	(0.27)
Net asset value at end of year	$9.38	$8.81	$8.89	$10.65	$10.48
Total investment return (b)	10.26%	2.57%	(14.01)%	3.80%	3.64%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.29%	3.05%	2.07%	1.61%	2.04%
Net expenses (c)	0.77%	0.78%	0.77%	0.76%	0.76%
Portfolio turnover rate (d)	36%(e)	75%(e)	127%(e)	39%	72%
Net assets at end of year (in 000's)	$6,045	$6,248	$6,622	$9,027	$9,334

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.
(e)	The portfolio turnover rate excludes in-kind transactions.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
50	NYLI MacKay Tax Free Bond Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class B	2024	2023	2022	2021	2020
Net asset value at beginning of year	$8.77	$8.85	$10.60	$10.43	$10.33
Net investment income (loss)	0.29(a)	0.26(a)	0.18(a)	0.15(a)	0.12
Net realized and unrealized gain (loss)	0.59	(0.04)	(1.66)	0.22	0.23
Total from investment operations	0.88	0.22	(1.48)	0.37	0.35
Less distributions:
From net investment income	(0.31)	(0.30)	(0.24)	(0.20)	(0.25)
From net realized gain on investments	—	—	(0.03)	—	—
Total distributions	(0.31)	(0.30)	(0.27)	(0.20)	(0.25)
Net asset value at end of year	$9.34	$8.77	$8.85	$10.60	$10.43
Total investment return (b)	10.04%	2.32%	(14.19)%	3.56%	3.38%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.07%	2.80%	1.80%	1.38%	1.80%
Net expenses (c)	1.03%	1.03%	1.02%	1.01%	1.01%
Expenses (before waiver/reimbursement)	1.03%	1.03%	1.02%	1.01%	1.01%
Portfolio turnover rate (d)	36%(e)	75%(e)	127%(e)	39%	72%
Net assets at end of year (in 000’s)	$130	$1,920	$3,959	$7,006	$9,286

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.
(e)	The portfolio turnover rate excludes in-kind transactions.

	Year Ended October 31,
Class C	2024	2023	2022	2021	2020
Net asset value at beginning of year	$8.78	$8.85	$10.60	$10.44	$10.34
Net investment income (loss)	0.29(a)	0.26(a)	0.18(a)	0.15(a)	0.18
Net realized and unrealized gain (loss)	0.58	(0.03)	(1.66)	0.21	0.17
Total from investment operations	0.87	0.23	(1.48)	0.36	0.35
Less distributions:
From net investment income	(0.31)	(0.30)	(0.24)	(0.20)	(0.25)
From net realized gain on investments	—	—	(0.03)	—	—
Total distributions	(0.31)	(0.30)	(0.27)	(0.20)	(0.25)
Net asset value at end of year	$9.34	$8.78	$8.85	$10.60	$10.44
Total investment return (b)	9.91%	2.44%	(14.19)%	3.46%	3.38%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.05%	2.81%	1.81%	1.37%	1.79%
Net expenses (c)	1.03%	1.03%	1.02%	1.01%	1.01%
Portfolio turnover rate (d)	36%(e)	75%(e)	127%(e)	39%	72%
Net assets at end of year (in 000’s)	$84,682	$103,571	$125,521	$194,545	$220,146

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.
(e)	The portfolio turnover rate excludes in-kind transactions.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
51

Financial Highlights selected per share data and ratios
	Year Ended October 31,				August 31, 2020^ through October 31,
Class C2	2024	2023	2022	2021	2020
Net asset value at beginning of period	$8.77	$8.85	$10.60	$10.43	$10.52
Net investment income (loss)	0.27(a)	0.25(a)	0.17(a)	0.12(a)	0.03
Net realized and unrealized gain (loss)	0.59	(0.05)	(1.67)	0.23	(0.09)
Total from investment operations	0.86	0.20	(1.50)	0.35	(0.06)
Less distributions:
From net investment income	(0.29)	(0.28)	(0.22)	(0.18)	(0.03)
From net realized gain on investments	—	—	(0.03)	—	—
Total distributions	(0.29)	(0.28)	(0.25)	(0.18)	(0.03)
Net asset value at end of period	$9.34	$8.77	$8.85	$10.60	$10.43
Total investment return (b)	9.88%	2.17%	(14.32)%	3.39%	(0.54)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.90%	2.67%	1.75%	1.12%	1.02%††
Net expenses (c)	1.18%	1.18%	1.17%	1.15%	1.15%††
Portfolio turnover rate (d)	36%(e)	75%(e)	127%(e)	39%	72%
Net assets at end of period (in 000’s)	$6,016	$5,350	$3,920	$2,990	$251

^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.
(e)	The portfolio turnover rate excludes in-kind transactions.

	Year Ended October 31,
Class I	2024	2023	2022	2021	2020
Net asset value at beginning of year	$8.78	$8.85	$10.60	$10.44	$10.34
Net investment income (loss)	0.34(a)	0.31(a)	0.23(a)	0.20(a)	0.29
Net realized and unrealized gain (loss)	0.58	(0.03)	(1.66)	0.22	0.11
Total from investment operations	0.92	0.28	(1.43)	0.42	0.40
Less distributions:
From net investment income	(0.36)	(0.35)	(0.29)	(0.26)	(0.30)
From net realized gain on investments	—	—	(0.03)	—	—
Total distributions	(0.36)	(0.35)	(0.32)	(0.26)	(0.30)
Net asset value at end of year	$9.34	$8.78	$8.85	$10.60	$10.44
Total investment return (b)	10.50%	2.99%	(13.75)%	4.00%	3.91%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.58%	3.35%	2.33%	1.87%	2.28%
Net expenses (c)	0.49%	0.49%	0.50%	0.48%	0.50%
Portfolio turnover rate (d)	36%(e)	75%(e)	127%(e)	39%	72%
Net assets at end of year (in 000’s)	$7,542,480	$5,868,539	$4,357,422	$5,709,408	$4,430,985

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.
(e)	The portfolio turnover rate excludes in-kind transactions.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
52	NYLI MacKay Tax Free Bond Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,				November 1, 2019^ through October 31,
Class R6	2024	2023	2022	2021	2020
Net asset value at beginning of period	$8.78	$8.86	$10.61	$10.44	$10.34
Net investment income (loss)	0.34(a)	0.32(a)	0.24(a)	0.21(a)	0.27
Net realized and unrealized gain (loss)	0.59	(0.05)	(1.66)	0.22	0.13
Total from investment operations	0.93	0.27	(1.42)	0.43	0.40
Less distributions:
From net investment income	(0.36)	(0.35)	(0.30)	(0.26)	(0.30)
From net realized gain on investments	—	—	(0.03)	—	—
Total distributions	(0.36)	(0.35)	(0.33)	(0.26)	(0.30)
Net asset value at end of period	$9.35	$8.78	$8.86	$10.61	$10.44
Total investment return (b)	10.68%	2.93%	(13.68)%	4.15%	3.95%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.63%	3.40%	2.51%	1.92%	2.27%
Net expenses (c)	0.43%	0.43%	0.44%	0.43%	0.44%
Portfolio turnover rate (d)	36%(e)	75%(e)	127%(e)	39%	72%
Net assets at end of period (in 000’s)	$771,701	$606,909	$469,013	$276,280	$197,746

^	Inception date.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.
(e)	The portfolio turnover rate excludes in-kind transactions.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
53

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds (the “Trust”) (formerly known as MainStay Funds) was organized on January 9, 1986, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of eleven funds (collectively referred to as the "Funds"). These financial statements and notes relate to the NYLI MacKay Tax Free Bond Fund (formerly known as MainStay MacKay Tax Free Bond Fund) (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	January 3, 1995
Investor Class	February 28, 2008
Class B	May 1, 1986
Class C	September 1, 1998
Class C2	August 31, 2020
Class I	December 21, 2009
Class R6	November 1, 2019
Class B shares of the New York Life Investments Group of Funds are closed to all new purchases as well as additional investments by existing Class B shareholders. Existing Class B shareholders may continue to reinvest dividends and capital gains distributions, as well as exchange their Class B shares for Class B shares of other funds in the New York Life Investments Group of Funds as permitted by the current exchange privileges. Class B shareholders continue to be subject to any applicable contingent deferred sales charge ("CDSC") at the time of redemption. All other features of the Class B shares, including but not limited to the fees and expenses applicable to Class B shares, remain unchanged. Unless redeemed, Class B shareholders will remain in Class B shares of their respective fund until the Class B shares are converted to Class A or Investor Class shares pursuant to the applicable conversion schedule.
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a CDSC of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C and Class C2 shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C and Class C2 shares. When Class B shares were offered, they were offered at NAV without an initial sales charge, although a CDSC that declines depending on the number of years a shareholder held its Class B shares may be imposed on certain redemptions of such shares made within six years of the date of purchase of such shares. Class I and Class R6 shares are offered at NAV without a sales charge. Depending upon eligibility, Class B shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. In addition, depending upon eligibility, Class C and Class C2 shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class B, Class C and Class C2 shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek current income exempt from regular federal income tax.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for

54	NYLI MacKay Tax Free Bond Fund

determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2024, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
55

Notes to Financial Statements (continued)
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent's good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants' assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Municipal debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and declares and pays distributions from net realized capital gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is accrued as earned using the effective interest rate method. Discounts and premiums on securities purchased, other than temporary cash investments that mature in 60 days or less at the time of purchase, for the Fund are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are

56	NYLI MacKay Tax Free Bond Fund

incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty.
In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(H) Delayed Delivery Transactions.  The Fund may purchase or sell securities on a delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell delayed delivery securities before they are delivered, which may result in a realized gain or loss. When the Fund has sold a security it owns on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Delayed delivery transactions as of October 31, 2024, are shown in the Portfolio of Investments.
(I) Municipal Bond Risk.  The Fund may invest more heavily in municipal bonds from certain cities, states, territories or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political, regulatory occurrences, or declines in tax revenue impacting these particular cities, states, territories or regions. In addition, many state and municipal governments that issue securities are under significant economic and financial stress and may not be able to satisfy their obligations, and these events may be made worse in an adverse economic environment. The Fund may invest a substantial amount of its assets in municipal bonds whose interest is paid solely from revenues of similar projects, such as tobacco settlement bonds. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.
The Fund maintains exposures to the territory Puerto Rico as of October 31, 2024, that represent 11.24% of the Fund’s net assets, of which 100.0% are insured. Certain issuers in which the Fund may invest have experienced significant financial difficulties and the continuation or reoccurrence of these difficulties may impair their ability to service debt. As of October 31, 2024, the Puerto Rico Electric Power Authority (“PREPA”) remains in bankruptcy. The continued delay in resolving the PREPA bankruptcy could delay needed investment into public power generation and distribution assets, which are an essential component to a productive economy. Failure to provide reliable electricity could result in
57

Notes to Financial Statements (continued)
the Commonwealth’s inability to service debt on other municipal territorial investments the Fund does hold.
Despite significant challenges from the Covid pandemic and 2017 Irma and Maria hurricanes, Federal Covid and Hurricane Disaster relief funding have aided the Commonwealth economy. However, there is no guarantee that the Commonwealth will be able to continue to utilize remaining federal disaster recovery funding given labor and project management challenges. Puerto Rico also faces longer term declining demographic trends, which could impair the ability for the territory to service its municipal debt obligations.
(J) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(K) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into futures contracts to help manage the duration and yield curve positioning of the portfolio. These derivatives are not accounted for as hedging instruments.
The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2024:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk	Total
Futures Transactions	$1,650,878	$1,650,878
Total Net Realized Gain (Loss)	$1,650,878	$1,650,878

Average Notional Amount	Total
Futures Contracts Short (a)	$(206,267,578)

(a)	Positions were open for two months during the reporting period.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's
Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.45% up to $500 million; 0.425% from $500 million to $1 billion; 0.40% from $1 billion to $5 billion; 0.39% from $5 billion to $7 billion; 0.38% from $7 billion to $9 billion; 0.37% from $9 billion to $11 billion; 0.36% in excess of $11 billion, plus a fee for fund accounting services previously provided by New York Life Investments under a separate fund accounting agreement furnished at an annual rate of the Fund’s average daily net assets as follows: 0.05% up to $20 million; 0.0333% from $20 million to $100 million; and 0.01% in excess of $100 million. During the year ended October 31, 2024, the effective management fee rate was 0.41%, inclusive of a fee for fund accounting services of 0.01% of the Fund's average daily net assets.
In addition, New York Life Investments waived fees and/or reimbursed expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class R6 shares did not exceed those of Class I.
During the year ended October 31, 2024, New York Life Investments earned fees from the Fund in the amount of $36,813,143 and paid the Subadvisor in the amount of $17,941,569. There were no waived fees and/or reimbursed expenses.
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.

58	NYLI MacKay Tax Free Bond Fund

Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, Class B and Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class B and Class C shares along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class B and Class C shares, for a total 12b-1 fee of 0.50%. Pursuant to the Class C2 Plan, Class C2 shares pay the Distributor a monthly distribution fee at an annual rate of 0.40% of the average daily net assets of the Class C2 shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C2 shares, for a total 12b-1 fee of 0.65%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the year ended October 31, 2024, were $14,832 and $255, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A, Class B and Class C shares during the year ended October 31, 2024, of $95,262, $2,616 and $6,204, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until
February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2024, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$709,991	$—
Investor Class	6,111	—
Class B	1,082	—
Class C	93,188	—
Class C2	5,819	—
Class I	3,890,602	—
Class R6	29,826	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of October 31, 2024, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class C2	$24,661	0.4%
Class R6	26,529	0.0‡

‡	Less than one-tenth of a percent.
Note 4-Federal Income Tax
As of October 31, 2024, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$9,489,128,189	$181,922,090	$(26,813,656)	$155,108,434
59

Notes to Financial Statements (continued)
As of October 31, 2024, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Undistributed Tax Exempt Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$—	$8,913,891	$(974,063,426)	$(9,728,340)	$155,108,434	$(819,769,441)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to cumulative bond amortization adjustment.
As of October 31, 2024, for federal income tax purposes, capital loss carryforwards of $974,063,426, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$574,561	$399,502
During the years ended October 31, 2024 and October 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024	2023
Distributions paid from:
Ordinary Income	$13,476,345	$6,696,558
Exempt Interest Dividends	327,228,470	278,942,048
Total	$340,704,815	$285,638,606
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and/or the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended October 31, 2024, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended October 31, 2024, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2024, purchases and sales of securities, other than short-term securities, were $4,687,547 and $3,179,913, respectively.

60	NYLI MacKay Tax Free Bond Fund

Note 9–Capital Share Transactions
Transactions in capital shares for the years ended October 31, 2024 and October 31, 2023, were as follows:
Class A	Shares	Amount
Year ended October 31, 2024:
Shares sold	30,376,155	$284,666,788
Shares issued to shareholders in reinvestment of distributions	3,845,533	36,101,442
Shares redeemed	(39,322,136)	(368,534,482)
Net increase (decrease) in shares outstanding before conversion	(5,100,448)	(47,766,252)
Shares converted into Class A (See Note 1)	310,122	2,910,040
Shares converted from Class A (See Note 1)	(401,257)	(3,762,338)
Net increase (decrease)	(5,191,583)	$(48,618,550)
Year ended October 31, 2023:
Shares sold	47,760,222	$442,488,108
Shares issued to shareholders in reinvestment of distributions	4,007,599	37,098,862
Shares redeemed	(50,435,605)	(465,236,589)
Shares redeemed in connection with in-kind transactions	(39,952,689)	(373,829,325)
Net increase (decrease) in shares outstanding before conversion	(38,620,473)	(359,478,944)
Shares converted into Class A (See Note 1)	321,509	3,003,490
Shares converted from Class A (See Note 1)	(311,175)	(2,883,763)
Net increase (decrease)	(38,610,139)	$(359,359,217)

Investor Class	Shares	Amount
Year ended October 31, 2024:
Shares sold	20,375	$190,801
Shares issued to shareholders in reinvestment of distributions	22,549	212,661
Shares redeemed	(103,243)	(973,875)
Net increase (decrease) in shares outstanding before conversion	(60,319)	(570,413)
Shares converted into Investor Class (See Note 1)	39,458	371,913
Shares converted from Investor Class (See Note 1)	(43,745)	(414,740)
Net increase (decrease)	(64,606)	$(613,240)
Year ended October 31, 2023:
Shares sold	21,923	$205,436
Shares issued to shareholders in reinvestment of distributions	23,957	222,827
Shares redeemed	(85,065)	(791,986)
Net increase (decrease) in shares outstanding before conversion	(39,185)	(363,723)
Shares converted into Investor Class (See Note 1)	34,707	322,690
Shares converted from Investor Class (See Note 1)	(31,523)	(294,482)
Net increase (decrease)	(36,001)	$(335,515)

Class B	Shares	Amount
Year ended October 31, 2024:
Shares sold	33	$316
Shares issued to shareholders in reinvestment of distributions	3,787	35,555
Shares redeemed	(186,037)	(1,750,623)
Net increase (decrease) in shares outstanding before conversion	(182,217)	(1,714,752)
Shares converted from Class B (See Note 1)	(22,721)	(213,149)
Net increase (decrease)	(204,938)	$(1,927,901)
Year ended October 31, 2023:
Shares sold	10,162	$92,414
Shares issued to shareholders in reinvestment of distributions	9,094	84,378
Shares redeemed	(225,573)	(2,110,439)
Net increase (decrease) in shares outstanding before conversion	(206,317)	(1,933,647)
Shares converted from Class B (See Note 1)	(22,298)	(206,802)
Net increase (decrease)	(228,615)	$(2,140,449)

61

Notes to Financial Statements (continued)
Class C	Shares	Amount
Year ended October 31, 2024:
Shares sold	1,398,077	$13,142,316
Shares issued to shareholders in reinvestment of distributions	275,546	2,587,426
Shares redeemed	(4,174,353)	(39,139,699)
Net increase (decrease) in shares outstanding before conversion	(2,500,730)	(23,409,957)
Shares converted from Class C (See Note 1)	(236,566)	(2,219,925)
Net increase (decrease)	(2,737,296)	$(25,629,882)
Year ended October 31, 2023:
Shares sold	2,263,361	$21,043,323
Shares issued to shareholders in reinvestment of distributions	335,827	3,111,757
Shares redeemed	(4,817,895)	(44,653,513)
Net increase (decrease) in shares outstanding before conversion	(2,218,707)	(20,498,433)
Shares converted from Class C (See Note 1)	(158,785)	(1,474,192)
Net increase (decrease)	(2,377,492)	$(21,972,625)

Class C2	Shares	Amount
Year ended October 31, 2024:
Shares sold	143,750	$1,351,369
Shares issued to shareholders in reinvestment of distributions	20,288	190,353
Shares redeemed	(129,699)	(1,212,456)
Net increase (decrease)	34,339	$329,266
Year ended October 31, 2023:
Shares sold	382,509	$3,563,900
Shares issued to shareholders in reinvestment of distributions	17,308	160,027
Shares redeemed	(232,963)	(2,161,230)
Net increase (decrease)	166,854	$1,562,697

Class I	Shares	Amount
Year ended October 31, 2024:
Shares sold	342,027,176	$3,207,088,055
Shares issued to shareholders in reinvestment of distributions	20,666,803	194,062,270
Shares redeemed	(222,226,763)	(2,071,873,498)
Net increase (decrease) in shares outstanding before conversion	140,467,216	1,329,276,827
Shares converted into Class I (See Note 1)	419,856	3,937,593
Shares converted from Class I (See Note 1)	(2,268,670)	(21,320,116)
Net increase (decrease)	138,618,402	$1,311,894,304
Year ended October 31, 2023:
Shares sold	463,833,414	$4,298,291,795
Shares issued to shareholders in reinvestment of distributions	17,389,207	160,931,629
Shares redeemed	(304,933,040)	(2,803,075,906)
Net increase (decrease) in shares outstanding before conversion	176,289,581	1,656,147,518
Shares converted into Class I (See Note 1)	328,304	3,044,015
Shares converted from Class I (See Note 1)	(136,968)	(1,281,488)
Net increase (decrease)	176,480,917	$1,657,910,045

Class R6	Shares	Amount
Year ended October 31, 2024:
Shares sold	34,368,162	$319,969,825
Shares issued to shareholders in reinvestment of distributions	233,370	2,192,541
Shares redeemed	(23,364,287)	(216,944,831)
Net increase (decrease) in shares outstanding before conversion	11,237,245	105,217,535
Shares converted into Class R6 (See Note 1)	2,203,635	20,714,037
Shares converted from Class R6 (See Note 1)	(356)	(3,315)
Net increase (decrease)	13,440,524	$125,928,257
Year ended October 31, 2023:
Shares sold	77,829,474	$707,596,489
Shares issued to shareholders in reinvestment of distributions	157,438	1,457,435
Shares redeemed	(61,792,901)	(562,883,444)
Net increase (decrease) in shares outstanding before conversion	16,194,011	146,170,480
Shares converted into Class R6 (See Note 1)	116,991	1,096,842
Shares converted from Class R6 (See Note 1)	(140,796)	(1,326,310)
Net increase (decrease)	16,170,206	$145,941,012

62	NYLI MacKay Tax Free Bond Fund

Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2024, events and transactions subsequent to October 31, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified, other than the following:
At a meeting held on December 3-4, 2024, the Board approved a proposal to accelerate the conversion of the Fund’s Class B shares into Class A or Investor Class shares, based on shareholder eligibility.  The accelerated conversion of Class B shares of the Fund will occur on or about February 28, 2025.
63

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI MacKay Tax Free Bond Fund (formerly MainStay MacKay Tax Free Bond Fund) (the Fund), one of the funds constituting New York Life Investments Funds (formerly MainStay Funds), including the portfolio of investments, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 20, 2024
64	NYLI MacKay Tax Free Bond Fund

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years.
For Federal individual income tax purposes, the Fund designated 96.0% of the ordinary income dividends paid during its fiscal year ended October 31, 2024 as attributable to interest income from Tax Exempt Municipal Bonds. Such dividends are currently exempt from Federal income taxes under Section 103(a) of the Internal Revenue Code.
In February 2025, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2024. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2024.
65

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
66

NYLI MacKay Strategic Bond Fund
(formerly known as MainStay MacKay Strategic Bond Fund)

Annual Report - Financial Statements and Other Information
October 31, 2024

Portfolio of Investments October 31, 2024†^
	Principal Amount	Value
Long-Term Bonds 98.3%
Asset-Backed Securities 11.8%
Automobile Asset-Backed Securities 7.2%
Ally Bank Auto Credit-Linked Notes (a)
Series 2024-B, Class G
11.395%, due 9/15/32	$ 1,325,000	$ 1,324,362
Series 2024-A, Class G
12.748%, due 5/17/32	1,979,537	2,009,445
American Credit Acceptance Receivables Trust
Series 2021-4, Class E
3.12%, due 2/14/28 (a)	1,400,000	1,384,409
Bridgecrest Lending Auto Securitization Trust
Series 2023-1, Class D
7.84%, due 8/15/29	2,780,000	2,934,072
CarMax Auto Owner Trust
Series 2024-1, Class D
6.00%, due 7/15/30	1,325,000	1,343,586
DT Auto Owner Trust (a)
Series 2021-3A, Class D
1.31%, due 5/17/27	2,240,000	2,171,752
Series 2021-4A, Class D
1.99%, due 9/15/27	1,385,000	1,336,180
Series 2021-3A, Class E
2.65%, due 9/15/28	920,000	888,817
Exeter Automobile Receivables Trust (a)
Series 2021-1A, Class E
2.21%, due 2/15/28	1,565,000	1,527,036
Series 2021-3A, Class E
3.04%, due 12/15/28	3,790,000	3,634,030
Series 2022-1A, Class E
5.02%, due 10/15/29	1,470,000	1,417,131
Series 2022-2A, Class E
6.34%, due 10/15/29	3,480,000	3,429,420
Series 2022-5A, Class E
10.45%, due 4/15/30	2,870,000	3,077,122
Flagship Credit Auto Trust (a)
Series 2021-2, Class D
1.59%, due 6/15/27	1,190,000	1,127,618
Series 2021-3, Class D
1.65%, due 9/15/27	2,412,000	2,274,105
Series 2021-4, Class C
1.96%, due 12/15/27	1,240,000	1,199,715
Series 2021-4, Class D
2.26%, due 12/15/27	2,507,000	2,349,179
Series 2020-1, Class D
2.48%, due 3/16/26	377,794	375,285
Series 2021-2, Class E
3.16%, due 9/15/28	1,900,000	1,760,458
	Principal Amount	Value

Automobile Asset-Backed Securities (continued)
Flagship Credit Auto Trust (a) (continued)
Series 2020-1, Class E
3.52%, due 6/15/27	$ 2,590,000	$ 2,550,180
Series 2022-1, Class D
3.64%, due 3/15/28	1,000,000	961,188
Series 2019-2, Class E
4.52%, due 12/15/26	1,024,822	1,024,218
Series 2020-3, Class E
4.98%, due 12/15/27	1,090,000	1,082,416
Series 2022-2, Class D
5.80%, due 4/17/28	2,585,000	2,393,817
GLS Auto Receivables Issuer Trust (a)
Series 2021-3A, Class D
1.48%, due 7/15/27	1,635,000	1,589,661
Series 2021-4A, Class D
2.48%, due 10/15/27	1,650,000	1,602,694
Series 2021-3A, Class E
3.20%, due 10/16/28	2,485,000	2,402,784
Series 2024-3A, Class D
5.53%, due 2/18/31	1,375,000	1,371,069
Series 2022-3A, Class E
8.35%, due 10/15/29	670,000	685,984
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class E
13.14% (SOFR 30A + 8.25%), due 5/20/32 (a)(b)	1,036,840	1,044,469
OneMain Direct Auto Receivables Trust
Series 2019-1A, Class D
4.68%, due 4/14/31 (a)	1,270,000	1,249,382
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class F
12.24%, due 12/15/33 (a)	2,491,314	2,567,747
Santander Drive Auto Receivables Trust
Series 2024-4, Class D
5.32%, due 12/15/31	1,305,000	1,297,999
		57,387,330
Home Equity Asset-Backed Security 0.0% ‡
GSAA Home Equity Trust
Series 2007-8, Class A3
5.752% (1 Month SOFR + 1.014%), due 8/25/37 (b)	20,066	19,297
Other Asset-Backed Securities 4.6%
AGL CLO 32 Ltd.
Series 2024-32A, Class A1
6.645% (3 Month SOFR + 1.38%), due 7/21/37 (a)(b)	1,300,000	1,305,220

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Asset-Backed Securities (continued)
Other Asset-Backed Securities (continued)
AGL CLO 35 Ltd.
Series 2024-35A, Class A2
(zero coupon) (3 Month SOFR + 1.55%), due 1/21/38 (a)(b)(c)	$ 500,000	$ 500,000
American Airlines Pass-Through Trust
Series 2019-1, Class B
3.85%, due 2/15/28	613,528	574,446
Series 2021-1, Class B
3.95%, due 7/11/30	1,000,400	927,557
Series 2016-1, Class A
4.10%, due 1/15/28	789,659	747,109
ARES Direct Lending CLO 3 LLC
Series 2024-3A, Class A2
6.19% (3 Month SOFR + 1.75%), due 1/20/37 (a)(b)(c)	850,000	850,148
Auxilior Term Funding LLC
Series 2023-1A, Class D
7.27%, due 12/16/30 (a)	940,000	951,856
Avant Loans Funding Trust
Series 2022-REV1, Class D
11.02%, due 9/15/31 (a)	1,365,000	1,383,292
CF Hippolyta Issuer LLC (a)
Series 2020-1, Class A1
1.69%, due 7/15/60	1,029,873	997,589
Series 2021-1A, Class B1
1.98%, due 3/15/61	3,977,129	3,669,648
Series 2020-1, Class A2
1.99%, due 7/15/60	1,522,860	1,365,213
Series 2020-1, Class B1
2.28%, due 7/15/60	2,122,707	2,041,522
Series 2020-1, Class B2
2.60%, due 7/15/60	2,428,520	2,110,988
CVS Pass-Through Trust
5.789%, due 1/10/26 (a)	9,825	9,834
FirstKey Homes Trust
Series 2020-SFR2, Class E
2.668%, due 10/19/37 (a)	1,650,000	1,600,301
Golub Capital Partners CLO 76 B Ltd.
Series 2024-76A, Class A1
6.112% (3 Month SOFR + 1.37%), due 10/25/37 (a)(b)	1,200,000	1,201,381
Hilton Grand Vacations Trust
Series 2019-AA, Class B
2.54%, due 7/25/33 (a)	591,709	574,665
Home Partners of America Trust
Series 2021-2, Class B
2.302%, due 12/17/26 (a)	758,844	715,619
	Principal Amount	Value

Other Asset-Backed Securities (continued)
Ivy Hill Middle Market Credit Fund VII Ltd.
Series 7A, Class AR3
6.256% (3 Month SOFR + 1.60%), due 10/15/36 (a)(b)	$ 800,000	$ 800,384
Navient Private Education Refi Loan Trust (a)
Series 2021-BA, Class A
0.94%, due 7/15/69	540,862	484,013
Series 2020-GA, Class B
2.50%, due 9/16/69	1,145,000	910,697
Series 2020-HA, Class B
2.78%, due 1/15/69	1,820,000	1,511,769
OCP CLO Ltd.
Series 2017-14A, Class A1R
6.111% (3 Month SOFR + 1.37%), due 7/20/37 (a)(b)	1,100,000	1,102,272
Owl Rock CLO XX LLC
Series 2024-20A, Class C
6.649% (3 Month SOFR + 2.10%), due 10/24/34 (a)(b)(c)	1,000,000	1,000,188
Rad CLO 25 Ltd.
Series 2024-25A, Class A1
6.781% (3 Month SOFR + 1.46%), due 7/20/37 (a)(b)	600,000	602,231
Regatta XI Funding Ltd.
Series 2018-1A, Class AR
6.047% (3 Month SOFR + 1.40%), due 7/17/37 (a)(b)	1,100,000	1,105,512
Signal Peak CLO 12 Ltd.
Series 2022-12A, Class A1R
6.032% (3 Month SOFR + 1.40%), due 7/18/37 (a)(b)	900,000	904,703
Silver Point Scf CLO I Ltd.
Series 2021-1A, Class A2R
6.798% (3 Month SOFR + 1.95%), due 10/15/36 (a)(b)	800,000	801,224
Stifel SBA IO Trust
Series 2024-1A, Class A2
1.268%, due 6/25/50 (a)(d)(e)	29,341,326	1,132,399
Subway Funding LLC
Series 2024-3A, Class A23
5.914%, due 7/30/54 (a)	2,080,000	2,030,288
Texas Debt Capital CLO Ltd.
Series 2024-2A, Class B
6.256% (3 Month SOFR + 1.70%), due 1/24/37 (a)(b)(c)	1,000,000	1,000,178
Tricon American Homes
Series 2020-SFR1, Class C
2.249%, due 7/17/38 (a)	1,500,000	1,426,230

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI MacKay Strategic Bond Fund

	Principal Amount	Value
Asset-Backed Securities (continued)
Other Asset-Backed Securities (continued)
United Airlines Pass-Through Trust
Series 2020-1, Class A
5.875%, due 10/15/27	$ 693,773	$ 709,337
		37,047,813
Total Asset-Backed Securities (Cost $94,571,583)		94,454,440
Corporate Bonds 31.9%
Aerospace & Defense 0.1%
Boeing Co. (The)
6.528%, due 5/1/34 (a)	925,000	975,271
Agriculture 0.1%
BAT International Finance plc
4.448%, due 3/16/28 (f)	755,000	744,645
Airlines 0.9%
American Airlines, Inc. (a)
5.50%, due 4/20/26	550,000	548,347
5.75%, due 4/20/29	2,450,000	2,426,082
Delta Air Lines, Inc. (a)
4.50%, due 10/20/25	280,503	279,151
4.75%, due 10/20/28	2,665,000	2,635,279
Grupo Aeromexico SAB de CV
8.625%, due 11/15/31 (a)(c)	450,000	448,762
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (a)	836,000	844,251
		7,181,872
Apparel 0.1%
Tapestry, Inc.
7.85%, due 11/27/33	795,000	812,296
Auto Manufacturers 1.8%
Ford Motor Credit Co. LLC
2.30%, due 2/10/25	1,005,000	996,016
4.125%, due 8/17/27	1,295,000	1,251,489
6.80%, due 5/12/28	2,105,000	2,180,400
6.95%, due 3/6/26	1,195,000	1,218,502
7.20%, due 6/10/30	960,000	1,013,362
General Motors Financial Co., Inc.
2.35%, due 1/8/31	1,178,000	991,408
2.70%, due 6/10/31	1,525,000	1,296,689
4.30%, due 4/6/29	1,090,000	1,052,258
	Principal Amount	Value

Auto Manufacturers (continued)
Nissan Motor Acceptance Co. LLC (a)
1.85%, due 9/16/26	$ 3,610,000	$ 3,360,167
7.05%, due 9/15/28	975,000	1,012,318
		14,372,609
Banks 9.2%
Akbank TAS
Series Reg S
9.369% (5 Year Treasury Constant Maturity Rate + 5.27%), due 3/14/29 (b)(g)	900,000	921,029
Banco Santander SA
4.175% (1 Year Treasury Constant Maturity Rate + 2.00%), due 3/24/28 (b)	2,400,000	2,353,948
5.439%, due 7/15/31	800,000	812,987
6.35%, due 3/14/34	1,000,000	1,037,533
Bank of America Corp.
2.087%, due 6/14/29 (h)	1,275,000	1,156,497
3.384%, due 4/2/26 (h)	1,700,000	1,688,035
Series MM
4.30%, due 1/28/25 (g)(h)	801,000	794,836
8.57%, due 11/15/24	1,645,000	1,646,522
Bank of Georgia JSC
Series Reg S
9.50% (5 Year SOFR + 5.618%), due 7/16/29 (b)(g)	950,000	929,662
Barclays plc (b)(g)
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28	2,380,000	2,100,185
8.00% (5 Year Treasury Constant Maturity Rate + 5.431%), due 3/15/29	900,000	930,247
BNP Paribas SA (a)
3.052%, due 1/13/31 (h)	1,605,000	1,450,492
4.625% (5 Year Treasury Constant Maturity Rate + 3.196%), due 1/12/27 (b)(g)	1,315,000	1,228,714
4.625% (5 Year Treasury Constant Maturity Rate + 3.34%), due 2/25/31 (b)(g)	1,610,000	1,359,260
BPCE SA (a)(h)
2.045%, due 10/19/27	2,240,000	2,112,996
6.714%, due 10/19/29	665,000	699,311
Citigroup, Inc.
2.52%, due 11/3/32 (h)	2,115,000	1,782,633
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Banks (continued)
Comerica, Inc.
5.982%, due 1/30/30 (h)	$ 1,715,000	$ 1,737,518
Credit Agricole SA
4.75% (5 Year Treasury Constant Maturity Rate + 3.237%), due 3/23/29 (a)(b)(g)	1,746,000	1,566,349
Deutsche Bank AG
3.035%, due 5/28/32 (h)	460,000	398,071
4.875% (USISDA05 + 2.553%), due 12/1/32 (b)	3,390,000	3,294,914
Fifth Third Bank NA
3.85%, due 3/15/26	1,400,000	1,379,338
First Horizon Bank
5.75%, due 5/1/30	1,673,000	1,669,838
Goldman Sachs Group, Inc. (The)
1.948%, due 10/21/27 (h)	3,260,000	3,082,239
Intesa Sanpaolo SpA
4.198% (1 Year Treasury Constant Maturity Rate + 2.60%), due 6/1/32 (a)(b)(f)	3,430,000	3,003,315
KeyBank NA
4.15%, due 8/8/25	1,585,000	1,573,651
KeyCorp
6.401%, due 3/6/35 (h)	2,020,000	2,131,465
Lloyds Banking Group plc
4.582%, due 12/10/25	1,365,000	1,355,835
4.65%, due 3/24/26	1,985,000	1,970,997
4.976% (1 Year Treasury Constant Maturity Rate + 2.30%), due 8/11/33 (b)	995,000	969,956
Morgan Stanley (h)
2.484%, due 9/16/36	2,170,000	1,769,552
2.511%, due 10/20/32	3,225,000	2,735,377
NatWest Group plc (b)
3.073% (1 Year Treasury Constant Maturity Rate + 2.55%), due 5/22/28	2,145,000	2,052,556
4.60% (5 Year Treasury Constant Maturity Rate + 3.10%), due 6/28/31 (g)	2,650,000	2,204,660
5.847% (1 Year Treasury Constant Maturity Rate + 1.35%), due 3/2/27	1,595,000	1,613,649
Santander Holdings USA, Inc. (h)
6.342%, due 5/31/35	1,150,000	1,174,209
6.499%, due 3/9/29	1,315,000	1,355,251
	Principal Amount	Value

Banks (continued)
Societe Generale SA (a)(b)(g)
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26	$ 1,240,000	$ 1,163,428
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30	1,920,000	1,627,209
Synchrony Bank
5.40%, due 8/22/25	1,805,000	1,805,786
UBS Group AG (a)
3.091%, due 5/14/32 (h)	885,000	780,244
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (b)(g)	2,555,000	2,159,487
5.617% (1 Year SOFR + 1.34%), due 9/13/30 (b)	1,650,000	1,684,809
6.442%, due 8/11/28 (h)	1,325,000	1,375,539
Wells Fargo & Co. (h)
3.35%, due 3/2/33	2,330,000	2,070,288
3.584%, due 5/22/28	380,000	368,412
5.557%, due 7/25/34	275,000	279,652
		73,358,481
Building Materials 0.4%
CEMEX Materials LLC
7.70%, due 7/21/25 (a)	2,840,000	2,882,600
Chemicals 0.7%
Alpek SAB de CV
3.25%, due 2/25/31 (a)	1,255,000	1,089,896
Sasol Financing USA LLC
8.75%, due 5/3/29 (a)	2,565,000	2,636,274
SK Invictus Intermediate II SARL
5.00%, due 10/30/29 (a)	1,585,000	1,501,970
		5,228,140
Commercial Services 0.8%
Ashtead Capital, Inc.
4.25%, due 11/1/29 (a)	1,640,000	1,564,716
DP World Salaam
Series Reg S
6.00% (5 Year Treasury Constant Maturity Rate + 5.75%), due 10/1/25 (b)(g)	4,785,000	4,768,252
		6,332,968
Diversified Financial Services 3.4%
AerCap Ireland Capital DAC
3.00%, due 10/29/28	1,650,000	1,531,649

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI MacKay Strategic Bond Fund

	Principal Amount	Value
Corporate Bonds (continued)
Diversified Financial Services (continued)
Air Lease Corp.
2.30%, due 2/1/25	$ 3,275,000	$ 3,251,423
3.25%, due 3/1/25	4,000,000	3,975,424
Ally Financial, Inc.
5.75%, due 11/20/25	3,820,000	3,834,985
8.00%, due 11/1/31	1,890,000	2,102,920
Avolon Holdings Funding Ltd. (a)
3.25%, due 2/15/27	2,125,000	2,034,916
5.75%, due 11/15/29	1,575,000	1,599,517
Banco BTG Pactual SA (a)
2.75%, due 1/11/26	1,805,000	1,742,663
5.75%, due 1/22/30 (f)	450,000	447,930
Capital One Financial Corp. (h)
6.051%, due 2/1/35	665,000	684,649
6.312%, due 6/8/29	1,860,000	1,931,808
Macquarie Airfinance Holdings Ltd.
6.40%, due 3/26/29 (a)	1,610,000	1,659,097
Nomura Holdings, Inc.
5.099%, due 7/3/25	1,660,000	1,659,641
OneMain Finance Corp.
3.50%, due 1/15/27	1,100,000	1,049,817
		27,506,439
Electric 2.6%
Adani Electricity Mumbai Ltd.
Series Reg S
3.949%, due 2/12/30	1,935,000	1,705,512
AEP Texas, Inc.
4.70%, due 5/15/32	1,175,000	1,146,217
AES Andes SA
Series Reg S
8.15% (5 Year Treasury Constant Maturity Rate + 3.835%), due 6/10/55 (b)	750,000	766,002
Alpha Generation LLC
6.75%, due 10/15/32 (a)	1,385,000	1,404,457
American Electric Power Co., Inc.
5.625%, due 3/1/33	1,765,000	1,802,260
Appalachian Power Co.
5.65%, due 4/1/34	860,000	878,608
Aydem Yenilenebilir Enerji A/S
7.75%, due 2/2/27 (a)	1,075,000	1,066,185
Banco Actinver SA Institucion de Banca Multiple
7.25%, due 1/31/41 (a)	400,000	401,000
Calpine Corp.
5.125%, due 3/15/28 (a)	1,185,000	1,158,142
	Principal Amount	Value

Electric (continued)
Centrais Eletricas Brasileiras SA
6.50%, due 1/11/35 (a)	$ 400,000	$ 392,400
EnfraGen Energia Sur SA
5.375%, due 12/30/30 (a)	1,305,000	1,128,313
IPALCO Enterprises, Inc.
5.75%, due 4/1/34	1,485,000	1,513,017
Kentucky Power Co.
7.00%, due 11/15/33 (a)	1,630,000	1,760,022
Ohio Power Co.
Series R
2.90%, due 10/1/51	955,000	602,159
Pacific Gas and Electric Co.
3.50%, due 8/1/50	1,855,000	1,295,069
Sempra
4.125% (5 Year Treasury Constant Maturity Rate + 2.868%), due 4/1/52 (b)	2,150,000	2,039,303
Vistra Operations Co. LLC
6.875%, due 4/15/32 (a)	1,550,000	1,602,784
		20,661,450
Engineering & Construction 0.1%
Great Lakes Dredge & Dock Corp.
5.25%, due 6/1/29 (a)	700,000	657,760
Environmental Control 0.1%
Reworld Holding Corp.
4.875%, due 12/1/29 (a)	950,000	887,291
Food 0.4%
JBS USA Holding LUX SARL
5.75%, due 4/1/33	1,554,000	1,569,576
Smithfield Foods, Inc.
3.00%, due 10/15/30 (a)	1,520,000	1,317,912
		2,887,488
Forest Products & Paper 0.2%
Suzano Austria GmbH
3.75%, due 1/15/31	2,265,000	2,020,067
Gas 0.8%
Brooklyn Union Gas Co. (The)
6.388%, due 9/15/33 (a)	1,325,000	1,400,036
National Fuel Gas Co.
2.95%, due 3/1/31	1,695,000	1,470,563
5.50%, due 10/1/26	1,395,000	1,411,456
Piedmont Natural Gas Co., Inc.
5.05%, due 5/15/52	1,070,000	979,197
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Gas (continued)
Southern Co. Gas Capital Corp.
Series 21A
3.15%, due 9/30/51	$ 1,500,000	$ 989,041
		6,250,293
Healthcare-Services 0.1%
Prime Healthcare Services, Inc.
9.375%, due 9/1/29 (a)	1,100,000	1,117,881
Home Furnishings 0.1%
Vestel Elektronik Sanayi ve Ticaret A/S
Series Reg S
9.75%, due 5/15/29	790,000	790,237
Insurance 0.6%
Athene Global Funding
5.526%, due 7/11/31 (a)	1,360,000	1,377,465
Athene Holding Ltd.
6.625% (5 Year Treasury Constant Maturity Rate + 2.607%), due 10/15/54 (b)	810,000	796,555
Lincoln National Corp.
7.721% (3 Month SOFR + 2.619%), due 5/17/66 (b)	3,537,000	2,838,442
		5,012,462
Internet 0.3%
Prosus NV
Series Reg S
4.987%, due 1/19/52	2,845,000	2,302,280
Investment Companies 0.3%
GACI First Investment Co.
Series Reg S
5.375%, due 1/29/54 (f)	2,946,000	2,642,061
Iron & Steel 0.4%
Eregli Demir ve Celik Fabrikalari TAS
8.375%, due 7/23/29 (a)	1,880,000	1,931,926
Metinvest BV
Series Reg S
8.50%, due 4/23/26	1,300,000	1,003,275
		2,935,201
	Principal Amount	Value

Lodging 0.7%
Fortune Star BVI Ltd.
Series Reg S
5.95%, due 10/19/25	$ 2,280,000	$ 2,246,450
Melco Resorts Finance Ltd.
Series Reg S
5.625%, due 7/17/27	1,300,000	1,259,346
Studio City Finance Ltd.
6.50%, due 1/15/28 (a)	2,170,000	2,089,991
		5,595,787
Machinery—Construction & Mining 0.2%
Terex Corp.
6.25%, due 10/15/32 (a)	1,540,000	1,532,855
Media 0.3%
Charter Communications Operating LLC
6.10%, due 6/1/29	1,470,000	1,501,320
Globo Comunicacao e Participacoes SA
Series Reg S
5.50%, due 1/14/32	850,000	772,272
		2,273,592
Mining 0.9%
Freeport Indonesia PT
Series Reg S
5.315%, due 4/14/32	1,600,000	1,580,197
Navoi Mining & Metallurgical Combinat
6.70%, due 10/17/28 (a)	300,000	301,180
Perenti Finance Pty. Ltd.
7.50%, due 4/26/29 (a)	1,075,000	1,121,727
Vedanta Resources Finance II plc
10.875%, due 9/17/29 (a)	1,600,000	1,643,616
WE Soda Investments Holding plc
9.375%, due 2/14/31 (a)	2,210,000	2,268,123
		6,914,843
Miscellaneous—Manufacturing 0.2%
Textron Financial Corp.
7.115% (3 Month SOFR + 1.997%), due 2/15/42 (a)(b)	2,140,000	1,925,353
Oil & Gas 0.6%
Energean Israel Finance Ltd. (a)
Series Reg S
4.875%, due 3/30/26	985,000	954,711
Series Reg S
5.375%, due 3/30/28	1,030,000	927,051

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI MacKay Strategic Bond Fund

	Principal Amount	Value
Corporate Bonds (continued)
Oil & Gas (continued)
Gazprom PJSC Via Gaz Capital SA
7.288%, due 8/16/37 (a)(i)	$ 850,000	$ 501,500
KazMunayGas National Co. JSC
Series Reg S
5.375%, due 4/24/30	802,000	790,395
Tullow Oil plc
Series Reg S
10.25%, due 5/15/26	1,800,000	1,646,360
		4,820,017
Packaging & Containers 0.2%
Berry Global, Inc.
4.875%, due 7/15/26 (a)	577,000	572,971
Owens-Brockway Glass Container, Inc.
6.625%, due 5/13/27 (a)(f)	840,000	835,845
		1,408,816
Pharmaceuticals 0.4%
Bayer US Finance LLC
6.875%, due 11/21/53 (a)	1,075,000	1,138,450
Teva Pharmaceutical Finance Netherlands III BV
3.15%, due 10/1/26	221,000	210,677
4.75%, due 5/9/27	2,345,000	2,278,226
		3,627,353
Pipelines 3.0%
Cheniere Corpus Christi Holdings LLC
2.742%, due 12/31/39	1,710,000	1,371,059
CNX Midstream Partners LP
4.75%, due 4/15/30 (a)	2,570,000	2,392,206
DCP Midstream Operating LP
3.25%, due 2/15/32	3,090,000	2,682,756
DT Midstream, Inc.
4.30%, due 4/15/32 (a)	1,715,000	1,574,119
Energy Transfer LP
Series H
6.50% (5 Year Treasury Constant Maturity Rate + 5.694%), due 11/15/26 (b)(g)	2,520,000	2,512,055
EnLink Midstream LLC
5.625%, due 1/15/28 (a)	750,000	759,131
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	2,490,000	2,151,031
Hess Midstream Operations LP (a)
5.625%, due 2/15/26	367,000	366,118
6.50%, due 6/1/29	2,070,000	2,104,350
	Principal Amount	Value

Pipelines (continued)
Kinder Morgan, Inc.
7.75%, due 1/15/32	$ 2,035,000	$ 2,331,377
MPLX LP
4.00%, due 3/15/28	560,000	545,400
Plains All American Pipeline LP
3.80%, due 9/15/30	1,040,000	969,970
Targa Resources Corp.
4.20%, due 2/1/33	725,000	666,451
Venture Global LNG, Inc.
7.00%, due 1/15/30 (a)	895,000	900,524
Western Midstream Operating LP
5.25%, due 2/1/50 (j)	1,800,000	1,570,391
Williams Cos., Inc. (The)
3.50%, due 10/15/51	1,425,000	1,000,388
		23,897,326
Real Estate 0.4%
Alpha Star Holding VII Ltd.
Series Reg S
7.75%, due 4/27/26	1,000,000	1,016,965
Dar Al-Arkan Sukuk Co. Ltd.
Series Reg S
6.875%, due 2/26/27	1,250,000	1,261,625
MAF Global Securities Ltd.
Series Reg S
7.875% (5 Year Treasury Constant Maturity Rate + 4.893%), due 6/30/27 (b)(g)	1,300,000	1,341,298
		3,619,888
Real Estate Investment Trusts 0.6%
Iron Mountain, Inc.
4.875%, due 9/15/29 (a)	1,686,000	1,623,709
Starwood Property Trust, Inc.
3.625%, due 7/15/26 (a)	3,172,000	3,040,323
		4,664,032
Retail 0.1%
AutoNation, Inc.
4.75%, due 6/1/30	1,116,000	1,087,194
Semiconductors 0.1%
Broadcom, Inc.
3.75%, due 2/15/51 (a)	620,000	468,416
Telecommunications 0.6%
AT&T, Inc.
3.50%, due 9/15/53	1,485,000	1,034,932
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Telecommunications (continued)
Total Play Telecomunicaciones SA de CV
Series Reg S
10.50%, due 12/31/28	$ 850,000	$ 731,005
VEON Holdings BV
Series Reg S
3.375%, due 11/25/27	2,280,000	1,987,847
Series Reg S
4.00%, due 4/9/25	870,000	852,789
		4,606,573
Water 0.1%
Aegea Finance SARL
9.00%, due 1/20/31 (a)	645,000	687,680
Total Corporate Bonds (Cost $263,764,557)		254,689,517
Foreign Government Bonds 6.5%
Angola 0.4%
Angola Government Bond
8.75%, due 4/14/32 (a)	3,075,000	2,782,875
Argentina 0.2%
Argentina Government Bond
4.125%, due 7/9/35 (j)	2,550,000	1,407,369
Chile 0.3%
Corp. Nacional del Cobre de Chile
6.44%, due 1/26/36 (a)	1,875,000	1,951,294
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	829,000	721,938
		2,673,232
Cote D'Ivoire 0.1%
Ivory Coast Government Bond
Series Reg S
8.25%, due 1/30/37	890,000	885,559
Dominican Republic 0.2%
Dominican Republic Government Bond
4.875%, due 9/23/32 (a)	2,160,000	1,973,510
Israel 0.6%
Israel Government Bond
5.75%, due 3/12/54	4,790,000	4,378,094
	Principal Amount	Value

Mexico 0.6%
Petroleos Mexicanos
6.75%, due 9/21/47	$ 2,255,000	$ 1,614,490
10.00%, due 2/7/33	2,735,000	2,898,987
		4,513,477
Morocco 0.3%
OCP SA
Series Reg S
6.875%, due 4/25/44	2,620,000	2,579,628
Paraguay 0.1%
Paraguay Government Bond
6.10%, due 8/11/44 (a)	1,150,000	1,132,750
Poland 0.2%
Poland Government Bond
5.125%, due 9/18/34	1,820,000	1,801,709
Romania 0.2%
Romanian Government Bond
Series Reg S
3.00%, due 2/14/31	2,020,000	1,708,819
Saudi Arabia 0.4%
KSA Sukuk Ltd.
Series Reg S
5.25%, due 6/4/34	2,460,000	2,490,293
Saudi Government Bond
Series Reg S
4.875%, due 7/18/33	340,000	336,383
		2,826,676
Ukraine 0.1%
Ukraine Government Bond (a)(j)
(zero coupon), due 2/1/30	66,963	32,301
(zero coupon), due 2/1/34	250,232	93,837
(zero coupon), due 2/1/35	211,463	103,088
(zero coupon), due 2/1/36	176,219	85,026
1.75%, due 2/1/29	735,525	441,315
1.75%, due 2/1/34	490,350	234,142
		989,709
United Arab Emirates 0.2%
Abu Dhabi Government Bond
Series Reg S
5.00%, due 4/30/34	1,600,000	1,628,490

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI MacKay Strategic Bond Fund

	Principal Amount	Value
Foreign Government Bonds (continued)
United Kingdom 2.4%
United Kingdom Gilt
Series Reg S
4.125%, due 7/22/29	GBP 14,690,000	$ 18,777,213
Uzbekistan 0.2%
Uzbekistan Government Bond
Series Reg S
7.85%, due 10/12/28	$ 1,710,000	1,782,774
Total Foreign Government Bonds (Cost $53,186,282)		51,841,884
Loan Assignments 0.9%
Cargo Transport 0.2%
Genesee & Wyoming, Inc.
First Lien Initial Term Loan
6.604% (3 Month SOFR + 2.00%), due 4/10/31 (b)	1,440,000	1,436,351
Chemicals, Plastics & Rubber 0.4%
Glatfelter Corp.
First Lien Term Loan B
8.447% (1 Year SOFR + 4.25%), due 11/4/31 (b)	3,795,000	3,758,633
Diversified/Conglomerate Service 0.1%
TruGreen Ltd. Partnership
First Lien Term Loan B
8.796% (1 Month SOFR + 4.00%), due 11/2/27 (b)	752,395	729,353
High Tech Industries 0.2%
Ahead DB Holdings LLC
First Lien Term Loan B3
8.104% (3 Month SOFR + 3.50%), due 2/3/31 (b)	1,561,087	1,565,185
Total Loan Assignments (Cost $7,485,824)		7,489,522
Mortgage-Backed Securities 30.9%
Agency (Collateralized Mortgage Obligations) 8.1%
FHLMC
REMIC, Series 4660
(zero coupon), due 1/15/33	1,921,338	1,544,420
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
FHLMC (continued)
REMIC, Series 5326, Class QO
(zero coupon), due 9/25/50	$ 2,340,516	$ 1,558,213
REMIC, Series 5021, Class SA
(zero coupon) (SOFR 30A + 3.55%), due 10/25/50 (b)(d)	3,019,126	81,278
REMIC, Series 5092, Class SH
(zero coupon) (SOFR 30A + 2.45%), due 2/25/51 (b)(d)	2,133,636	8,331
REMIC, Series 5200, Class SA
(zero coupon) (SOFR 30A + 3.50%), due 2/25/52 (b)(d)	2,375,414	54,544
REMIC, Series 5351, Class EO
(zero coupon), due 10/25/53	2,736,588	2,283,941
REMIC, Series 5357, Class OE
(zero coupon), due 11/25/53	1,164,948	988,273
REMIC, Series 5363
(zero coupon), due 12/25/53	1,257,075	1,068,777
REMIC, Series 4839, Class WO
(zero coupon), due 8/15/56	975,845	630,292
REMIC, Series 5471, Class SK
0.35% (SOFR 30A + 5.35%), due 8/25/54 (b)(d)	6,270,000	261,240
REMIC, Series 4993, Class KS
1.079% (SOFR 30A + 5.936%), due 7/25/50 (b)(d)	4,427,326	557,805
REMIC, Series 5031, Class IQ
2.50%, due 10/25/50 (d)	1,483,549	231,029
REMIC, Series 5038, Class IB
2.50%, due 10/25/50 (d)	975,859	152,896
REMIC, Series 5149, Class LI
2.50%, due 10/25/51 (d)	3,660,778	426,403
REMIC, Series 5205, Class KI
3.00%, due 12/25/48 (d)	1,510,265	171,980
REMIC, Series 5152, Class BI
3.00%, due 7/25/50 (d)	3,277,045	559,154
REMIC, Series 5023, Class LI
3.00%, due 10/25/50 (d)	1,182,600	199,490
REMIC, Series 5094, Class IP
3.00%, due 4/25/51 (d)	1,607,295	260,260
REMIC, Series 5155, Class KI
3.00%, due 10/25/51 (d)	3,991,581	517,763
REMIC, Series 5160
3.00%, due 10/25/51 (d)	1,985,783	216,207
REMIC, Series 5167, Class GI
3.00%, due 11/25/51 (d)	3,711,905	554,245
REMIC, Series 5191
3.50%, due 9/25/50 (d)	2,052,426	387,320
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
FHLMC (continued)
REMIC, Series 5036
3.50%, due 11/25/50 (d)	$ 2,446,205	$ 528,542
REMIC, Series 5040
3.50%, due 11/25/50 (d)	1,246,149	236,083
FHLMC, Strips
Series 311
(zero coupon), due 8/15/43	647,671	466,985
Series 311, Class S1
0.826% (SOFR 30A + 5.836%), due 8/15/43 (b)(d)	4,154,574	409,464
FNMA
REMIC, Series 2018-17, Class CS
(zero coupon) (SOFR 30A + 3.336%), due 3/25/48 (b)(d)	40,691,382	663,392
REMIC, Series 2021-81, Class SA
(zero coupon) (SOFR 30A + 2.60%), due 12/25/51 (b)(d)	12,623,036	92,447
REMIC, Series 2022-3, Class YS
(zero coupon) (SOFR 30A + 2.55%), due 2/25/52 (b)(d)	7,385,540	32,720
REMIC, Series 2022-5, Class SN
(zero coupon) (SOFR 30A + 1.80%), due 2/25/52 (b)(d)	1,465,920	373
REMIC, Series 2023-70, Class AO
(zero coupon), due 3/25/53	1,287,770	1,027,730
REMIC, Series 2023-45
(zero coupon), due 10/25/53	1,386,197	1,077,807
REMIC, Series 2023-51
(zero coupon), due 11/25/53	1,221,636	1,031,847
REMIC, Series 2022-10, Class SA
0.893% (SOFR 30A + 5.75%), due 2/25/52 (b)(d)	2,173,015	298,823
REMIC, Series 2021-40, Class SI
0.979% (SOFR 30A + 5.836%), due 9/25/47 (b)(d)	2,531,586	253,077
REMIC, Series 2016-57, Class SN
1.079% (SOFR 30A + 5.936%), due 6/25/46 (b)(d)	1,920,169	205,172
REMIC, Series 2019-32, Class SB
1.079% (SOFR 30A + 5.936%), due 6/25/49 (b)(d)	1,472,267	150,530
REMIC, Series 2020-23, Class PS
1.079% (SOFR 30A + 5.936%), due 2/25/50 (b)(d)	2,423,450	289,317
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
FNMA (continued)
REMIC, Series 2016-19, Class SD
1.129% (SOFR 30A + 5.986%), due 4/25/46 (b)(d)	$ 3,980,655	$ 307,490
REMIC, Series 2021-10, Class LI
2.50%, due 3/25/51 (d)	1,460,704	200,237
REMIC, Series 2021-12, Class JI
2.50%, due 3/25/51 (d)	1,777,380	273,680
REMIC, Series 2021-95, Class KI
2.50%, due 4/25/51 (d)	5,200,840	686,638
REMIC, Series 2021-54, Class HI
2.50%, due 6/25/51 (d)	660,445	84,210
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (d)	3,642,341	612,497
REMIC, Series 2021-8, Class ID
3.50%, due 3/25/51 (d)	2,298,947	519,503
FNMA, Strips
Series 426, Class C32
1.50%, due 2/25/52 (d)	6,528,013	626,083
GNMA
Series 2019-136, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 11/20/49 (b)(d)	593,042	3,636
Series 2020-1, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 1/20/50 (b)(d)	3,436,275	32,473
Series 2020-129, Class SB
(zero coupon) (1 Month SOFR + 3.086%), due 9/20/50 (b)(d)	4,684,003	58,833
Series 2021-16, Class AS
(zero coupon) (1 Month SOFR + 2.636%), due 1/20/51 (b)(d)	7,039,122	48,050
Series 2021-29, Class AS
(zero coupon) (SOFR 30A + 2.70%), due 2/20/51 (b)(d)	6,765,130	69,704
Series 2021-46, Class BS
(zero coupon) (1 Month SOFR + 2.686%), due 3/20/51 (b)(d)	6,488,822	42,541
Series 2021-64, Class GS
(zero coupon) (SOFR 30A + 1.65%), due 4/20/51 (b)(d)	1,093,550	589
Series 2021-64, Class SG
(zero coupon) (SOFR 30A + 1.60%), due 4/20/51 (b)(d)	2,443,998	1,236
Series 2021-97, Class SD
(zero coupon) (SOFR 30A + 2.60%), due 6/20/51 (b)(d)	10,814,272	72,185

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI MacKay Strategic Bond Fund

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
Series 2021-158, Class SB
(zero coupon) (SOFR 30A + 3.70%), due 9/20/51 (b)(d)	$ 3,685,888	$ 120,977
Series 2021-205, Class DS
(zero coupon) (SOFR 30A + 3.20%), due 11/20/51 (b)(d)	8,408,924	155,013
Series 2021-213, Class ES
(zero coupon) (SOFR 30A + 1.70%), due 12/20/51 (b)(d)	11,165,740	6,476
Series 2021-226, Class SA
(zero coupon) (SOFR 30A + 1.70%), due 12/20/51 (b)(d)	4,832,067	4,645
Series 2022-19, Class SG
(zero coupon) (SOFR 30A + 2.45%), due 1/20/52 (b)(d)	6,339,423	33,333
Series 2022-24, Class SC
(zero coupon) (SOFR 30A + 2.37%), due 2/20/52 (b)(d)	43,161,926	147,894
Series 2022-78, Class S
(zero coupon) (SOFR 30A + 3.70%), due 4/20/52 (b)(d)	3,610,547	61,389
Series 2022-87, Class SA
(zero coupon) (SOFR 30A + 3.30%), due 5/20/52 (b)(d)	7,395,402	64,138
Series 2022-101, Class SB
(zero coupon) (SOFR 30A + 3.30%), due 6/20/52 (b)(d)	3,703,796	32,122
Series 2022-107, Class SA
(zero coupon) (SOFR 30A + 3.47%), due 6/20/52 (b)(d)	18,636,295	306,306
Series 2022-121, Class SG
(zero coupon) (SOFR 30A + 3.97%), due 7/20/52 (b)(d)	8,096,439	177,975
Series 2023-66, Class OQ
(zero coupon), due 7/20/52	1,734,299	1,370,326
Series 2023-53
(zero coupon), due 4/20/53	778,461	615,856
Series 2023-101, Class EO
(zero coupon), due 7/20/53	1,119,316	943,564
Series 2023-80, Class SA
0.36% (SOFR 30A + 5.25%), due 6/20/53 (b)(d)	8,181,175	238,060
Series 2020-166, Class CA
1.00%, due 11/20/50	2,394,613	1,749,556
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
Series 2020-34, Class SC
1.176% (1 Month SOFR + 5.936%), due 3/20/50 (b)(d)	$ 1,999,796	$ 234,814
Series 2020-96, Class CS
1.226% (1 Month SOFR + 5.986%), due 8/20/49 (b)(d)	8,336,641	994,441
Series 2023-60, Class ES
1.419% (SOFR 30A + 11.20%), due 4/20/53 (b)	1,736,309	1,614,793
Series 2020-146, Class SA
1.426% (1 Month SOFR + 6.186%), due 10/20/50 (b)(d)	2,425,077	320,568
Series 2020-167, Class SN
1.426% (1 Month SOFR + 6.186%), due 11/20/50 (b)(d)	1,313,099	181,098
Series 2021-179, Class SA
1.426% (1 Month SOFR + 6.186%), due 11/20/50 (b)(d)	3,809,269	502,049
Series 2020-189, Class NS
1.426% (1 Month SOFR + 6.186%), due 12/20/50 (b)(d)	4,066,308	607,307
Series 2020-189, Class SU
1.426% (1 Month SOFR + 6.186%), due 12/20/50 (b)(d)	814,301	115,093
Series 2021-46, Class TS
1.426% (1 Month SOFR + 6.186%), due 3/20/51 (b)(d)	1,838,877	254,753
Series 2021-57, Class SA
1.426% (1 Month SOFR + 6.186%), due 3/20/51 (b)(d)	6,161,756	798,482
Series 2021-57, Class SD
1.426% (1 Month SOFR + 6.186%), due 3/20/51 (b)(d)	10,879,015	1,409,781
Series 2021-96, Class NS
1.426% (1 Month SOFR + 6.186%), due 6/20/51 (b)(d)	5,448,209	744,033
Series 2021-96, Class SN
1.426% (1 Month SOFR + 6.186%), due 6/20/51 (b)(d)	3,296,739	406,193
Series 2021-122, Class HS
1.426% (1 Month SOFR + 6.186%), due 7/20/51 (b)(d)	3,176,794	406,594
Series 2022-137, Class S
1.426% (1 Month SOFR + 6.186%), due 7/20/51 (b)(d)	3,255,698	416,589
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
Series 2021-135, Class GS
1.426% (1 Month SOFR + 6.186%), due 8/20/51 (b)(d)	$ 6,336,754	$ 854,676
Series 2021-96, Class JS
1.476% (1 Month SOFR + 6.236%), due 6/20/51 (b)(d)	3,121,988	429,573
Series 2023-86, Class SE
1.76% (SOFR 30A + 6.65%), due 9/20/50 (b)(d)	2,408,681	370,999
Series 2020-166, Class IC
2.00%, due 11/20/50 (d)	1,306,152	128,550
Series 2020-188
2.00%, due 12/20/50 (d)	2,956,118	325,352
Series 2021-30, Class HI
2.00%, due 2/20/51 (d)	5,780,329	575,432
Series 2021-49, Class YI
2.00%, due 3/20/51 (d)	555,037	57,905
Series 2021-205, Class GA
2.00%, due 11/20/51	479,880	389,640
Series 2019-159, Class P
2.50%, due 9/20/49	1,009,981	866,787
Series 2022-1, Class IA
2.50%, due 6/20/50 (d)	698,791	90,347
Series 2021-56, Class FE
2.50% (SOFR 30A + 0.20%), due 10/20/50 (b)(d)	3,863,221	458,859
Series 2021-1, Class PI
2.50%, due 12/20/50 (d)	1,149,539	142,786
Series 2021-137, Class HI
2.50%, due 8/20/51 (d)	2,692,445	359,566
Series 2021-188
2.50%, due 10/20/51 (d)	4,753,153	772,250
Series 2023-66, Class MP
2.519% (SOFR 30A + 12.30%), due 5/20/53 (b)	1,917,240	1,777,813
Series 2021-1, Class IT
3.00%, due 1/20/51 (d)	3,803,464	608,875
Series 2021-67, Class PI
3.00%, due 4/20/51 (d)	2,339,501	393,868
Series 2021-74, Class HI
3.00%, due 4/20/51 (d)	478,820	74,022
Series 2021-97, Class FA
3.00% (SOFR 30A + 0.40%), due 6/20/51 (b)	1,420,745	1,221,633
Series 2021-98, Class IN
3.00%, due 6/20/51 (d)	1,562,358	277,244
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
Series 2022-207
3.00%, due 8/20/51 (d)	$ 2,810,837	$ 438,332
Series 2021-158, Class NI
3.00%, due 9/20/51 (d)	4,303,683	749,631
Series 2021-177, Class IM
3.00%, due 10/20/51 (d)	2,796,134	429,825
Series 2023-19, Class CI
3.00%, due 11/20/51 (d)	3,401,101	558,851
Series 2020-1, Class YF
3.50% (1 Month SOFR + 0.784%), due 1/20/50 (b)	1,247,130	1,094,693
Series 2023-63, Class MA
3.50%, due 5/20/50	1,427,214	1,288,247
Series 2021-146, Class IN
3.50%, due 8/20/51 (d)	4,888,856	865,484
Multifamily Connecticut Avenue Securities Trust (a)(b)
Series 2024-01, Class M10
8.707% (SOFR 30A + 3.85%), due 7/25/54	660,000	674,720
Series 2019-01, Class B10
10.471% (SOFR 30A + 5.614%), due 10/25/49	2,680,000	2,731,845
Series 2023-01, Class M10
11.357% (SOFR 30A + 6.50%), due 11/25/53	2,710,000	3,042,898
Series 2024-01, Class B1
11.607% (SOFR 30A + 6.75%), due 7/25/54	700,000	729,552
Series 2020-01, Class CE
12.471% (SOFR 30A + 7.614%), due 3/25/50	2,090,000	2,136,226
Series 2019-01, Class CE
13.721% (SOFR 30A + 8.864%), due 10/25/49	1,500,000	1,519,067
		64,587,521
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 10.8%
Alen Mortgage Trust
Series 2021-ACEN, Class A
6.068% (1 Month SOFR + 1.264%), due 4/15/34 (a)(b)	3,030,000	2,749,726
BANK
Series 2019-BN22, Class D
2.50%, due 11/15/62 (a)	2,100,000	1,537,450
Series 2020-BN25, Class D
2.50%, due 1/15/63 (a)	3,420,000	2,430,623

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI MacKay Strategic Bond Fund

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
BANK (continued)
Series 2017-BNK4, Class C
4.372%, due 5/15/50 (k)	$ 2,045,000	$ 1,707,327
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2016-UB10, Class D
3.00%, due 7/15/49 (a)	2,880,000	2,482,758
Bayview Commercial Asset Trust (a)(b)
Series 2006-4A, Class A1
5.197% (1 Month SOFR + 0.459%), due 12/25/36	6,354	6,059
Series 2007-2A, Class M1
5.407% (1 Month SOFR + 0.669%), due 7/25/37	850,302	781,162
BBCMS Mortgage Trust (a)(b)
Series 2018-TALL, Class C
6.122% (1 Month SOFR + 1.318%), due 3/15/37	1,330,000	1,143,800
Series 2018-TALL, Class D
6.45% (1 Month SOFR + 1.646%), due 3/15/37	1,715,000	1,406,300
Benchmark Mortgage Trust (e)
Series 2018-B6, Class D
3.089%, due 10/10/51 (a)	1,370,000	1,011,819
Series 2019-B14, Class C
3.772%, due 12/15/62	2,520,000	1,910,066
Series 2018-B3, Class C
4.554%, due 4/10/51	2,035,000	1,743,148
BX Commercial Mortgage Trust
Series 2024-BRBK, Class D
10.971% (1 Month SOFR + 5.971%), due 10/15/41 (a)(b)	1,590,000	1,584,343
BX Trust
Series 2024-BIO, Class C
7.444% (1 Month SOFR + 2.64%), due 2/15/41 (a)(b)	1,530,000	1,506,572
CD Mortgage Trust
Series 2017-CD4, Class D
3.30%, due 5/10/50 (a)	3,070,000	2,474,090
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class D
3.052%, due 1/10/48 (a)(e)	1,215,000	1,086,289
Citigroup Commercial Mortgage Trust
Series 2018-B2, Class D
3.152%, due 3/10/51 (a)(e)	2,735,000	1,961,829
Series 2015-GC35, Class AS
4.072%, due 11/10/48 (k)	1,165,000	1,089,970
	Principal Amount	Value

Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
Citigroup Commercial Mortgage Trust (continued)
Series 2014-GC25, Class B
4.345%, due 10/10/47 (k)	$ 1,565,000	$ 1,543,466
Commercial Mortgage Trust
Series 2012-CR4, Class AM
3.251%, due 10/15/45	1,355,000	1,193,436
Series 2016-DC2, Class D
3.906%, due 2/10/49 (a)(e)	3,410,000	3,058,465
Series 2014-CR15, Class D
3.975%, due 2/10/47 (a)(e)	2,140,000	1,942,059
Series 2015-CR22, Class C
4.11%, due 3/10/48 (e)	1,660,000	1,444,717
Series 2013-CR7, Class E
4.243%, due 3/10/46 (a)(e)	1,750,000	1,512,802
Series 2012-LC4, Class C
5.304%, due 12/10/44 (e)	1,677,466	1,491,166
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class D
4.918%, due 1/15/49 (a)(e)	1,535,000	1,206,692
DROP Mortgage Trust
Series 2021-FILE, Class A
6.068% (1 Month SOFR + 1.264%), due 10/15/43 (a)(b)	2,140,000	2,026,312
FHLMC
REMIC, Series 2024-MN8, Class M2
9.107% (SOFR 30A + 4.25%), due 5/25/44 (a)(b)	1,025,000	1,065,034
FHLMC, Multifamily Structured Pass-Through Certificates
Series 2024-MN9, Class B1
11.044% (SOFR 30A + 6.00%), due 10/25/44 (a)(b)	1,825,000	1,840,969
GNMA (d)
Series 2020-177
0.819%, due 6/16/62 (e)	5,330,231	318,523
Series 2023-194, Class CI
0.876%, due 10/16/65 (e)	7,079,335	484,369
Series 2021-164
0.949%, due 10/16/63 (e)	6,019,140	429,918
Series 2023-159, Class CI
0.956%, due 7/16/65 (k)	9,249,396	704,254
Series 2020-168, Class IA
0.979%, due 12/16/62 (e)	4,683,283	330,683
Series 2021-47
0.992%, due 3/16/61 (e)	10,445,753	694,308
Series 2022-185, Class DI
1.023%, due 10/16/65 (e)	4,786,860	348,802
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
GNMA (d) (continued)
Series 2023-172
1.384%, due 2/16/66 (e)	$ 6,324,344	$ 615,496
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2021-1MEM, Class C
2.654%, due 10/9/42 (a)(e)	1,390,000	963,460
Series 2016-JP3, Class C
3.421%, due 8/15/49 (e)	1,370,000	1,160,802
Series 2013-C13, Class E
3.986%, due 1/15/46 (a)(k)	1,065,000	931,091
JPMCC Commercial Mortgage Securities Trust
Series 2019-COR5, Class D
3.00%, due 6/13/52 (a)	520,000	389,565
JPMDB Commercial Mortgage Securities Trust
Series 2017-C7, Class D
3.00%, due 10/15/50 (a)	1,575,000	1,211,129
Series 2017-C5, Class B
4.009%, due 3/15/50 (k)	1,000,000	837,080
Morgan Stanley Capital I Trust
Series 2014-150E, Class A
3.912%, due 9/9/32 (a)	2,153,000	1,875,058
MSSG Trust
Series 2017-237P, Class D
3.74%, due 9/13/39 (a)(e)	2,100,000	1,598,699
ORL Trust
Series 2023-GLKS, Class D
9.105% (1 Month SOFR + 4.301%), due 10/19/36 (a)(b)	1,130,000	1,130,000
ROCK Trust
Series 2024-CNTR, Class E
8.819%, due 11/13/41 (a)	2,690,000	2,738,094
TX Trust
Series 2024-HOU, Class E
9.191% (1 Month SOFR + 4.387%), due 6/15/39 (a)(b)	1,190,000	1,184,217
UBS Commercial Mortgage Trust
Series 2018-C10, Class D
3.00%, due 5/15/51 (a)	1,205,000	910,053
Series 2018-C9, Class C
4.946%, due 3/15/51 (e)	1,485,000	1,146,583
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5, Class B
3.649%, due 3/10/46 (a)(k)	3,188,608	2,927,412
Wells Fargo Commercial Mortgage Trust
Series 2017-C40, Class D
2.70%, due 10/15/50 (a)	2,525,000	2,018,981
	Principal Amount	Value

Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
Wells Fargo Commercial Mortgage Trust (continued)
Series 2018-C43, Class D
3.00%, due 3/15/51 (a)	$ 717,500	$ 573,267
Series 2018-C44, Class D
3.00%, due 5/15/51 (a)	1,936,000	1,440,339
Series 2016-NXS6, Class D
3.059%, due 11/15/49 (a)	3,085,000	2,609,504
Series 2017-C39, Class D
4.363%, due 9/15/50 (a)(e)	1,615,000	1,293,562
Series 2022-ONL, Class E
4.928%, due 12/15/39 (a)(e)	1,655,000	1,406,100
Series 2016-NXS5, Class D
4.975%, due 1/15/59 (e)	2,855,000	2,271,448
Series 2024-1CHI, Class E
7.574%, due 7/15/35 (a)(e)	1,575,000	1,570,237
WFRBS Commercial Mortgage Trust (a)(e)
Series 2013-C13, Class D
4.009%, due 5/15/45	497,675	439,698
Series 2013-C11, Class D
4.063%, due 3/15/45	1,600,000	1,323,966
WP Glimcher Mall Trust
Series 2015-WPG, Class C
3.516%, due 6/5/35 (a)(e)	1,940,000	1,659,688
		86,474,835
Whole Loan (Collateralized Mortgage Obligations) 12.0%
CIM Trust
Series 2021-J2, Class AS
0.21%, due 4/25/51 (a)(d)(k)	44,191,190	513,705
Connecticut Avenue Securities Trust (a)(b)
Series 2020-R02, Class 2B1
7.971% (SOFR 30A + 3.114%), due 1/25/40	800,000	817,000
Series 2020-SBT1, Class 1M2
8.621% (SOFR 30A + 3.764%), due 2/25/40	1,110,000	1,171,541
Series 2020-SBT1, Class 2M2
8.621% (SOFR 30A + 3.764%), due 2/25/40	1,090,000	1,151,661
Series 2019-R03, Class 1B1
9.071% (SOFR 30A + 4.214%), due 9/25/31	1,087,214	1,153,131
Series 2020-SBT1, Class 2B1
11.571% (SOFR 30A + 6.714%), due 2/25/40	1,650,000	1,772,100

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI MacKay Strategic Bond Fund

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Whole Loan (Collateralized Mortgage Obligations) (continued)
Connecticut Avenue Securities Trust (a)(b) (continued)
Series 2020-SBT1, Class 1B1
11.721% (SOFR 30A + 6.864%), due 2/25/40	$ 2,495,000	$ 2,691,289
Series 2019-HRP1, Class B1
14.221% (SOFR 30A + 9.364%), due 11/25/39	3,225,000	3,574,153
Series 2022-R03, Class 1B2
14.707% (SOFR 30A + 9.85%), due 3/25/42	665,000	747,218
CSMC Trust
Series 2021-NQM2, Class A1
1.179%, due 2/25/66 (a)(k)	1,233,794	1,089,001
FHLMC STACR REMIC Trust (a)(b)
Series 2021-HQA1, Class B1
7.857% (SOFR 30A + 3.00%), due 8/25/33	2,756,290	3,033,656
Series 2020-DNA6, Class B1
7.857% (SOFR 30A + 3.00%), due 12/25/50	2,545,000	2,751,368
Series 2021-DNA5, Class B1
7.907% (SOFR 30A + 3.05%), due 1/25/34	470,000	504,318
Series 2021-HQA2, Class B1
8.007% (SOFR 30A + 3.15%), due 12/25/33	2,070,000	2,288,654
Series 2021-DNA2, Class B1
8.257% (SOFR 30A + 3.40%), due 8/25/33	2,140,000	2,403,903
Series 2020-HQA5, Class B1
8.857% (SOFR 30A + 4.00%), due 11/25/50	2,975,000	3,349,248
Series 2021-DNA1, Class B2
9.607% (SOFR 30A + 4.75%), due 1/25/51	3,480,000	3,730,912
Series 2020-DNA2, Class B2
9.771% (SOFR 30A + 4.914%), due 2/25/50	2,670,000	2,871,051
Series 2021-HQA1, Class B2
9.857% (SOFR 30A + 5.00%), due 8/25/33	2,718,300	2,980,353
Series 2020-HQA1, Class B2
10.071% (SOFR 30A + 5.214%), due 1/25/50	2,940,000	3,202,026
Series 2022-HQA3, Class M2
10.207% (SOFR 30A + 5.35%), due 8/25/42	2,990,000	3,250,079
	Principal Amount	Value

Whole Loan (Collateralized Mortgage Obligations) (continued)
FHLMC STACR REMIC Trust (a)(b) (continued)
Series 2020-DNA1, Class B2
10.221% (SOFR 30A + 5.364%), due 1/25/50	$ 750,000	$ 826,819
Series 2021-HQA2, Class B2
10.307% (SOFR 30A + 5.45%), due 12/25/33	2,580,000	2,903,119
Series 2021-DNA5, Class B2
10.357% (SOFR 30A + 5.50%), due 1/25/34	3,130,000	3,532,791
Series 2023-HQA1, Class M2
10.357% (SOFR 30A + 5.50%), due 5/25/43	1,275,000	1,402,453
Series 2021-HQA3, Class B2
11.107% (SOFR 30A + 6.25%), due 9/25/41	2,605,000	2,729,388
Series 2021-HQA4, Class B2
11.857% (SOFR 30A + 7.00%), due 12/25/41	2,825,000	3,004,117
Series 2020-HQA5, Class B2
12.257% (SOFR 30A + 7.40%), due 11/25/50	1,150,000	1,402,420
FHLMC STACR Securitized Participation Interests Trust
Series 2018-SPI3, Class B
4.146%, due 8/25/48 (a)(k)	2,534,843	1,935,355
FHLMC STACR Trust (a)(b)
REMIC, Series 2019-FTR3, Class B2
9.771% (SOFR 30A + 4.914%), due 9/25/47	3,913,000	4,145,424
REMIC, Series 2019-FTR4, Class B2
9.971% (SOFR 30A + 5.114%), due 11/25/47	640,000	682,974
REMIC, Series 2019-FTR2, Class B2
12.371% (SOFR 30A + 7.514%), due 11/25/48	1,770,000	2,044,155
REMIC, Series 2019-HQA3, Class B2
12.471% (SOFR 30A + 7.614%), due 9/25/49	1,430,000	1,617,688
REMIC, Series 2019-FTR1, Class B2
13.321% (SOFR 30A + 8.464%), due 1/25/48	1,790,000	2,118,821
REMIC, Series 2018-HQA2, Class B2
15.971% (SOFR 30A + 11.114%), due 10/25/48	2,380,000	3,018,906
Galton Funding Mortgage Trust
Series 2018-2, Class A51
4.50%, due 10/25/58 (a)(k)	283,624	269,502
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Whole Loan (Collateralized Mortgage Obligations) (continued)
GS Mortgage-Backed Securities Corp. Trust
Series 2022-PJ2, Class A4
2.50%, due 6/25/52 (a)(k)	$ 2,314,600	$ 1,867,960
MASTR Alternative Loan Trust
Series 2005-6, Class 1A2
5.50%, due 12/25/35	1,100,338	717,835
Mill City Mortgage Loan Trust (a)(k)
Series 2018-4, Class B4
3.447%, due 4/25/66	1,732,975	1,085,196
Series 2018-3, Class B4
3.655%, due 8/25/58	1,112,628	624,455
RCKT Mortgage Trust
Series 2021-5, Class A1
2.50%, due 11/25/51 (a)(k)	3,821,866	3,096,605
Sequoia Mortgage Trust
Series 2021-4, Class A1
0.166%, due 6/25/51 (a)(d)(e)	33,204,827	307,463
STACR Trust (a)(b)
Series 2018-HRP2, Class B2
15.471% (SOFR 30A + 10.614%), due 2/25/47	3,190,000	3,886,145
Series 2018-HRP1, Class B2
16.721% (SOFR 30A + 11.864%), due 5/25/43	2,496,186	3,032,866
Towd Point Mortgage Trust (a)(k)
Series 2017-4, Class B5
3.678%, due 6/25/57	1,413,798	891,139
Series 2019-1, Class B2
3.787%, due 3/25/58	920,000	724,134
Series 2018-2, Class B5
3.805%, due 3/25/58	4,630,473	2,025,001
Verus Securitization Trust
Series 2023-INV2, Class B2
8.123%, due 8/25/68 (a)(e)	1,000,000	993,979
		95,933,077
Total Mortgage-Backed Securities (Cost $243,158,535)		246,995,433
U.S. Government & Federal Agencies 16.3%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Security) 0.5%
UMBS Pool, 30 Year
3.00%, due 6/1/52	4,607,389	3,972,704
	Principal Amount	Value

United States Treasury Bonds 0.3%
U.S. Treasury Bonds
4.125%, due 8/15/44 (f)	$ 2,695,000	$ 2,530,774
United States Treasury Notes 15.5%
U.S. Treasury Notes
3.875%, due 10/15/27	4,000,000	3,972,500
3.875%, due 8/15/34	42,215,000	40,843,013
4.125%, due 10/31/26	3,420,000	3,417,595
4.125%, due 10/31/29	52,030,000	51,973,092
4.125%, due 10/31/31	24,075,000	23,935,816
		124,142,016
Total U.S. Government & Federal Agencies (Cost $132,038,249)		130,645,494
Total Long-Term Bonds (Cost $794,205,030)		786,116,290

	Shares

Common Stocks 0.1%
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc.	14	89
Tobacco 0.1%
Turning Point Brands, Inc.	6,802	321,258
Total Common Stocks (Cost $0)		321,347
Short-Term Investments 1.8%
Affiliated Investment Company 1.3%
NYLI U.S. Government Liquidity Fund, 4.648% (l)	10,956,589	10,956,589
Unaffiliated Investment Company 0.4%
Invesco Government & Agency Portfolio, 4.855% (l)(m)	3,003,772	3,003,772

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI MacKay Strategic Bond Fund

	Principal Amount	Value

U.S. Treasury Debt 0.1%
U.S. Treasury Bills
4.574%, due 1/9/25 (n)	$ 590,000	$ 584,951
Total Short-Term Investments (Cost $14,545,247)		14,545,312
Total Investments (Cost $808,750,277)	100.2%	800,982,949
Other Assets, Less Liabilities	(0.2)	(1,489,433)
Net Assets	100.0%	$ 799,493,516

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of October 31, 2024.
(c)	Delayed delivery security.
(d)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(e)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of October 31, 2024.
(f)	All or a portion of this security was held on loan. As of October 31, 2024, the aggregate market value of securities on loan was $5,438,788; the total market value of collateral held by the Fund was $5,609,776. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $2,606,004. The Fund received cash collateral with a value of $3,003,772. (See Note 2(K))
(g)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(h)	Fixed to floating rate—Rate shown was the rate in effect as of October 31, 2024.
(i)	Illiquid security—As of October 31, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $501,500, which represented 0.1% of the Fund’s net assets. (Unaudited)
(j)	Step coupon—Rate shown was the rate in effect as of October 31, 2024.
(k)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of October 31, 2024.
(l)	Current yield as of October 31, 2024.
(m)	Represents a security purchased with cash collateral received for securities on loan.
(n)	Interest rate shown represents yield to maturity.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 6,231	$ 320,700	$ (315,974)	$ —	$ —	$ 10,957	$ 565	$ —	10,957
Foreign Currency Forward Contracts
As of October 31, 2024, the Fund held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	85,642	EUR	77,000	JPMorgan Chase Bank N.A.	11/1/24	$ 1,885
USD	495,565	EUR	444,000	JPMorgan Chase Bank N.A.	11/1/24	12,604
USD	807,488	EUR	724,000	JPMorgan Chase Bank N.A.	11/1/24	19,957
USD	19,668,384	GBP	14,987,000	JPMorgan Chase Bank N.A.	11/1/24	343,397
USD	19,282,151	GBP	14,845,000	JPMorgan Chase Bank N.A.	2/3/25	145,983
Total Unrealized Appreciation						523,826
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Portfolio of Investments October 31, 2024†^ (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,245,000	USD	1,362,387	JPMorgan Chase Bank N.A.	11/1/24	$ (8,138)
Total Unrealized Depreciation						(8,138)
Net Unrealized Appreciation						$ 515,688

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Fund would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
Futures Contracts
As of October 31, 2024, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 5 Year Notes	681	December 2024	$ 74,324,066	$ 73,026,609	$ (1,297,457)
U.S. Treasury 10 Year Notes	217	December 2024	24,757,129	23,971,719	(785,410)
U.S. Treasury 10 Year Ultra Bonds	570	December 2024	67,586,401	64,837,500	(2,748,901)
U.S. Treasury Ultra Bonds	75	December 2024	9,912,849	9,421,875	(490,974)
Total Long Contracts					(5,322,742)
Short Contracts
Canada 5 Year Bonds	(229)	December 2024	(18,884,744)	(18,713,413)	171,331
Euro-Bobl	(147)	December 2024	(19,059,744)	(18,892,096)	167,648
U.S. Treasury 2 Year Notes	(108)	December 2024	(22,327,521)	(22,242,094)	85,427
U.S. Treasury Long Bonds	(4)	December 2024	(483,491)	(471,875)	11,616
Total Short Contracts					436,022
Net Unrealized Depreciation					$ (4,886,720)

1.	As of October 31, 2024, cash in the amount of $3,216,646 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of October 31, 2024.

Abbreviation(s):
CLO—Collateralized Loan Obligation
EUR—Euro
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GBP—British Pound Sterling
GNMA—Government National Mortgage Association
IO—Interest Only
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
STACR—Structured Agency Credit Risk
UMBS—Uniform Mortgage Backed Securities
USD—United States Dollar
USISDA—U.S. International Swaps and Derivatives Association
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI MacKay Strategic Bond Fund

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 94,454,440	$ —	$ 94,454,440
Corporate Bonds	—	254,689,517	—	254,689,517
Foreign Government Bonds	—	51,841,884	—	51,841,884
Loan Assignments	—	7,489,522	—	7,489,522
Mortgage-Backed Securities	—	246,995,433	—	246,995,433
U.S. Government & Federal Agencies	—	130,645,494	—	130,645,494
Total Long-Term Bonds	—	786,116,290	—	786,116,290
Common Stocks	321,347	—	—	321,347
Short-Term Investments
Affiliated Investment Company	10,956,589	—	—	10,956,589
Unaffiliated Investment Company	3,003,772	—	—	3,003,772
U.S. Treasury Debt	—	584,951	—	584,951
Total Short-Term Investments	13,960,361	584,951	—	14,545,312
Total Investments in Securities	14,281,708	786,701,241	—	800,982,949
Other Financial Instruments (b)
Foreign Currency Forward Contracts	—	523,826	—	523,826
Futures Contracts	436,022	—	—	436,022
Total Other Financial Instruments	436,022	523,826	—	959,848
Total Investments in Securities and Other Financial Instruments	$ 14,717,730	$ 787,225,067	$ —	$ 801,942,797
Liability Valuation Inputs
Other Financial Instruments (b)
Foreign Currency Forward Contracts	$ —	$ (8,138)	$ —	$ (8,138)
Futures Contracts	(5,322,742)	—	—	(5,322,742)
Total Other Financial Instruments	$ (5,322,742)	$ (8,138)	$ —	$ (5,330,880)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Statement of Assets and Liabilities as of October 31, 2024
Assets
Investment in unaffiliated securities, at value (identified cost $797,793,688) including securities on loan of $5,438,788	$790,026,360
Investment in affiliated investment companies, at value (identified cost $10,956,589)	10,956,589
Cash	22,838
Cash denominated in foreign currencies (identified cost $1,148)	1,132
Cash collateral on deposit at broker for futures contracts	3,216,646
Receivables:
Dividends and interest	5,624,835
Fund shares sold	2,359,940
Investment securities sold	1,199,745
Variation margin on futures contracts	575,437
Securities lending	9,117
Unrealized appreciation on foreign currency forward contracts	523,826
Other assets	48,657
Total assets	814,565,122
Liabilities
Cash collateral received for securities on loan	3,003,772
Payables:
Investment securities purchased	10,202,787
Fund shares redeemed	885,451
Manager (See Note 3)	384,547
Transfer agent (See Note 3)	147,264
NYLIFE Distributors (See Note 3)	53,133
Custodian	28,379
Professional fees	17,219
Shareholder communication	1,215
Accrued expenses	438
Distributions payable	339,263
Unrealized depreciation on foreign currency forward contracts	8,138
Total liabilities	15,071,606
Net assets	$799,493,516
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.01 per share) unlimited number of shares authorized	$924,773
Additional paid-in-capital	1,005,236,604
1,006,161,377
Total distributable earnings (loss)	(206,667,861)
Net assets	$799,493,516
Class A
Net assets applicable to outstanding shares	$195,352,810
Shares of beneficial interest outstanding	22,618,743
Net asset value per share outstanding	$8.64
Maximum sales charge (4.50% of offering price)	0.41
Maximum offering price per share outstanding	$9.05
Investor Class
Net assets applicable to outstanding shares	$12,030,132
Shares of beneficial interest outstanding	1,378,898
Net asset value per share outstanding	$8.72
Maximum sales charge (4.00% of offering price)	0.36
Maximum offering price per share outstanding	$9.08
Class C
Net assets applicable to outstanding shares	$10,283,367
Shares of beneficial interest outstanding	1,198,059
Net asset value and offering price per share outstanding	$8.58
Class I
Net assets applicable to outstanding shares	$577,013,287
Shares of beneficial interest outstanding	66,726,768
Net asset value and offering price per share outstanding	$8.65
Class R6
Net assets applicable to outstanding shares	$4,813,920
Shares of beneficial interest outstanding	554,876
Net asset value and offering price per share outstanding	$8.68

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI MacKay Strategic Bond Fund

Statement of Operations for the year ended October 31, 2024
Investment Income (Loss)
Income
Interest	$42,703,948
Dividends-affiliated	564,938
Securities lending, net	49,785
Dividends-unaffiliated	1,873
Total income	43,320,544
Expenses
Manager (See Note 3)	4,149,905
Transfer agent (See Note 3)	900,969
Distribution/Service—Class A (See Note 3)	458,396
Distribution/Service—Investor Class (See Note 3)	32,341
Distribution/Service—Class B (a)	1,461
Distribution/Service—Class C (See Note 3)	110,844
Distribution/Service—Class R2 (See Note 3)(b)	576
Distribution/Service—Class R3 (See Note 3)(b)	470
Registration	134,882
Professional fees	122,563
Custodian	70,907
Shareholder communication	46,003
Trustees	16,442
Shareholder service (See Note 3)	325
Miscellaneous	37,038
Total expenses before waiver/reimbursement	6,083,122
Expense waiver/reimbursement from Manager (See Note 3)	(326,394)
Net expenses	5,756,728
Net investment income (loss)	37,563,816
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	(2,287,009)
Futures transactions	3,731,276
Foreign currency transactions	(21,005)
Net realized gain (loss)	1,423,262
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	51,241,758
Futures contracts	(1,788,448)
Foreign currency forward contracts	515,688
Translation of other assets and liabilities in foreign currencies	(153,316)
Net change in unrealized appreciation (depreciation)	49,815,682
Net realized and unrealized gain (loss)	51,238,944
Net increase (decrease) in net assets resulting from operations	$88,802,760

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 20, 2024.
(b)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Statements of Changes in Net Assets
for the years ended October 31, 2024 and October 31, 2023
	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$37,563,816	$31,219,903
Net realized gain (loss)	1,423,262	(25,085,632)
Net change in unrealized appreciation (depreciation)	49,815,682	29,802,202
Net increase (decrease) in net assets resulting from operations	88,802,760	35,936,473
Distributions to shareholders:
Class A	(9,205,555)	(7,998,314)
Investor Class	(608,257)	(573,435)
Class B(a)	(4,981)	(30,984)
Class C	(447,267)	(558,210)
Class I	(26,581,093)	(22,468,698)
Class R2(b)	(8,420)	(45,621)
Class R3(b)	(3,606)	(19,860)
Class R6	(241,839)	(99,707)
Total distributions to shareholders	(37,101,018)	(31,794,829)
Capital share transactions:
Net proceeds from sales of shares	245,824,338	242,538,209
Net asset value of shares issued to shareholders in reinvestment of distributions	33,315,445	27,732,279
Cost of shares redeemed	(215,085,416)	(241,754,978)
Increase (decrease) in net assets derived from capital share transactions	64,054,367	28,515,510
Net increase (decrease) in net assets	115,756,109	32,657,154
Net Assets
Beginning of year	683,737,407	651,080,253
End of year	$799,493,516	$683,737,407

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 20, 2024.
(b)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI MacKay Strategic Bond Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class A	2024	2023	2022	2021	2020
Net asset value at beginning of year	$8.00	$7.94	$9.10	$8.80	$8.74
Net investment income (loss) (a)	0.43	0.35	0.24	0.22	0.22
Net realized and unrealized gain (loss)	0.64	0.07	(1.19)	0.27	0.06
Total from investment operations	1.07	0.42	(0.95)	0.49	0.28
Less distributions:
From net investment income	(0.43)	(0.36)	(0.21)	(0.18)	(0.21)
Return of capital	—	—	—	(0.01)	(0.01)
Total distributions	(0.43)	(0.36)	(0.21)	(0.19)	(0.22)
Net asset value at end of year	$8.64	$8.00	$7.94	$9.10	$8.80
Total investment return (b)	13.56%	5.30%	(10.51)%	5.61%	3.27%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.09%	4.32%	2.75%	2.43%	2.60%
Net expenses (c)	1.02%	1.04%	1.04%	1.07%(d)	1.18%(d)
Portfolio turnover rate	131%	92%	86%	53%	56%(e)
Net assets at end of year (in 000’s)	$195,353	$182,027	$178,508	$192,190	$175,682

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The expense ratios presented below show the impact of short sales expense:

Year Ended	Net Expenses (excluding short sale expenses)	Short Sales Expenses
October 31, 2021	1.04%	0.03%
October 31, 2020	1.07%	0.11%

(e)	The portfolio turnover rate not including mortgage dollar rolls was 53% for the year ended October 31, 2020.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
25

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Investor Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$8.07	$8.01	$9.18	$8.88	$8.81
Net investment income (loss) (a)	0.42	0.34	0.22	0.21	0.22
Net realized and unrealized gain (loss)	0.64	0.06	(1.19)	0.27	0.06
Total from investment operations	1.06	0.40	(0.97)	0.48	0.28
Less distributions:
From net investment income	(0.41)	(0.34)	(0.20)	(0.17)	(0.20)
Return of capital	—	—	—	(0.01)	(0.01)
Total distributions	(0.41)	(0.34)	(0.20)	(0.18)	(0.21)
Net asset value at end of year	$8.72	$8.07	$8.01	$9.18	$8.88
Total investment return (b)	13.29%	5.03%	(10.65)%	5.41%	3.29%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.85%	4.11%	2.59%	2.30%	2.54%
Net expenses (c)	1.24%	1.25%	1.18%	1.20%(d)	1.24%(d)
Expenses (before waiver/reimbursement) (c)	1.26%	1.26%	1.18%	1.20%	1.24%
Portfolio turnover rate	131%	92%	86%	53%	56%(e)
Net assets at end of year (in 000's)	$12,030	$12,923	$13,795	$16,874	$18,139

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The expense ratios presented below show the impact of short sales expense:

Year Ended	Net Expenses (excluding short sale expenses)	Short Sales Expenses
October 31, 2021	1.17%	0.03%
October 31, 2020	1.13%	0.11%

(e)	The portfolio turnover rate not including mortgage dollar rolls was 53% for the year ended October 31, 2020.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLI MacKay Strategic Bond Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class C	2024	2023	2022	2021	2020
Net asset value at beginning of year	$7.95	$7.89	$9.05	$8.75	$8.69
Net investment income (loss) (a)	0.35	0.27	0.15	0.14	0.15
Net realized and unrealized gain (loss)	0.63	0.07	(1.17)	0.27	0.06
Total from investment operations	0.98	0.34	(1.02)	0.41	0.21
Less distributions:
From net investment income	(0.35)	(0.28)	(0.14)	(0.10)	(0.15)
Return of capital	—	—	—	(0.01)	(0.00)‡
Total distributions	(0.35)	(0.28)	(0.14)	(0.11)	(0.15)
Net asset value at end of year	$8.58	$7.95	$7.89	$9.05	$8.75
Total investment return (b)	12.40%	4.33%	(11.38)%	4.69%	2.45%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.10%	3.34%	1.75%	1.55%	1.78%
Net expenses (c)	1.99%	2.00%	1.93%	1.95%(d)	2.00%(d)
Expenses (before waiver/reimbursement) (c)	2.01%	2.01%	1.93%	1.95%	2.00%
Portfolio turnover rate	131%	92%	86%	53%	56%(e)
Net assets at end of year (in 000’s)	$10,283	$12,334	$20,804	$46,537	$65,158

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The expense ratios presented below show the impact of short sales expense:

Year Ended	Net Expenses (excluding short sale expenses)	Short Sales Expenses
October 31, 2021	1.92%	0.03%
October 31, 2020	1.89%	0.11%

(e)	The portfolio turnover rate not including mortgage dollar rolls was 53% for the year ended October 31, 2020.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
27

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class I	2024	2023	2022	2021	2020
Net asset value at beginning of year	$8.01	$7.95	$9.11	$8.81	$8.75
Net investment income (loss) (a)	0.46	0.38	0.27	0.25	0.24
Net realized and unrealized gain (loss)	0.64	0.07	(1.19)	0.27	0.06
Total from investment operations	1.10	0.45	(0.92)	0.52	0.30
Less distributions:
From net investment income	(0.46)	(0.39)	(0.24)	(0.21)	(0.23)
Return of capital	—	—	—	(0.01)	(0.01)
Total distributions	(0.46)	(0.39)	(0.24)	(0.22)	(0.24)
Net asset value at end of year	$8.65	$8.01	$7.95	$9.11	$8.81
Total investment return (b)	13.90%	5.64%	(10.19)%	5.88%	3.53%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.41%	4.66%	3.09%	2.70%	2.83%
Net expenses (c)	0.70%	0.70%	0.70%	0.79%(d)	0.94%(d)
Expenses (before waiver/reimbursement) (c)	0.76%	0.79%	0.79%	0.82%	0.94%
Portfolio turnover rate	131%	92%	86%	53%	56%(e)
Net assets at end of year (in 000’s)	$577,013	$470,566	$433,814	$448,881	$404,964

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The expense ratios presented below show the impact of short sales expense:

Year Ended	Net Expenses (excluding short sale expenses)	Short Sales Expenses
October 31, 2021	0.76%	0.03%
October 31, 2020	0.83%	0.11%

(e)	The portfolio turnover rate not including mortgage dollar rolls was 53% for the year ended October 31, 2020.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
28	NYLI MacKay Strategic Bond Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class R6	2024	2023	2022	2021	2020
Net asset value at beginning of year	$8.03	$7.97	$9.14	$8.84	$8.75
Net investment income (loss) (a)	0.47	0.39	0.27	0.26	0.25
Net realized and unrealized gain (loss)	0.64	0.06	(1.19)	0.26	0.09
Total from investment operations	1.11	0.45	(0.92)	0.52	0.34
Less distributions:
From net investment income	(0.46)	(0.39)	(0.25)	(0.21)	(0.24)
Return of capital	—	—	—	(0.01)	(0.01)
Total distributions	(0.46)	(0.39)	(0.25)	(0.22)	(0.25)
Net asset value at end of year	$8.68	$8.03	$7.97	$9.14	$8.84
Total investment return (b)	14.04%	5.68%	(10.23)%	5.97%	4.04%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.47%	4.76%	3.14%	2.83%	2.88%
Net expenses (c)	0.65%	0.65%	0.66%	0.69%(d)	0.82%(d)
Portfolio turnover rate	131%	92%	86%	53%	56%(e)
Net assets at end of year (in 000’s)	$4,814	$3,925	$1,349	$1,407	$465

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The expense ratios presented below show the impact of short sales expense:

Year Ended	Net Expenses (excluding short sale expenses)	Short Sales Expenses
October 31, 2021	0.67%	0.02%
October 31, 2020	0.66%	0.16%

(e)	The portfolio turnover rate not including mortgage dollar rolls was 53% for the year ended October 31, 2020.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
29

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds (the “Trust”) (formerly known as MainStay Funds) was organized on January 9, 1986, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of eleven funds (collectively referred to as the "Funds"). These financial statements and notes relate to the NYLI MacKay Strategic Bond Fund (formerly known as MainStay MacKay Strategic Bond Fund) (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	February 28, 1997
Investor Class	February 28, 2008
Class C	September 1, 1998
Class I	January 2, 2004
Class R6	February 28, 2018
Effective at the close of business on February 20, 2024, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and effective February 23, 2024, Class R2 and R3 shares were liquidated.
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a CDSC of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I and Class R6 shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee. This is in addition to any fees paid under a distribution plan, where applicable.
The Fund's investment objective is to seek total return by investing primarily in domestic and foreign debt securities.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.

30	NYLI MacKay Strategic Bond Fund

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2024, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These securities are generally categorized as Level 1 in the hierarchy.
31

Notes to Financial Statements (continued)
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under the Fund's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor might wish to sell, and these investments could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that the Fund could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Fund. An illiquid investment is any investment that the Manager or Subadvisor reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with the Fund's procedures described above. The liquidity of the Fund's investments was determined as of October 31, 2024, and can change at any time.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least monthly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends

32	NYLI MacKay Strategic Bond Fund

and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method and includes any realized gains and losses from repayments of principal on mortgage-backed securities. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Fund are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(H) Loan Assignments, Participations and Commitments.  The Fund may invest in loan assignments and participations ("loans"). Commitments are agreements to make money available to a borrower in a specified amount, at a specified rate and within a specified time. The Fund records an investment when the borrower withdraws money on a commitment or when a funded loan is purchased (trade date) and records interest as earned. These loans pay interest at rates that are periodically reset by reference to a base lending rate plus a spread. These base
33

Notes to Financial Statements (continued)
lending rates are generally the prime rate offered by a designated U.S. bank, the Secured Overnight Financing Rate ("SOFR") or an alternative reference rate.
The loans in which the Fund may invest are generally readily marketable, but may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. If the Fund purchases an assignment from a lender, the Fund will generally have direct contractual rights against the borrower in favor of the lender. If the Fund purchases a participation interest either from a lender or a participant, the Fund typically will have established a direct contractual relationship with the seller of the participation interest, but not with the borrower. Consequently, the Fund is subject to the credit risk of the lender or participant who sold the participation interest to the Fund, in addition to the usual credit risk of the borrower. In the event that the borrower, selling participant or intermediate participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.
Unfunded commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities.
(I) Foreign Currency Forward Contracts. The Fund may enter into foreign currency forward contracts, which are agreements to buy or sell foreign currencies on a specified future date at a specified rate. The Fund is subject to foreign currency exchange rate risk in the normal course of investing in these transactions. During the period the forward contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. Cash movement occurs on the settlement date. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Fund may purchase and sell foreign currency forward contracts for purposes of seeking to enhance portfolio returns and manage portfolio risk more efficiently. Foreign currency forward contracts may also be used to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates. Foreign currency forward contracts to purchase or sell a foreign currency may also be used in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected.
The use of foreign currency forward contracts involves, to varying degrees, elements of risk in excess of the amount recognized in the Statement of Assets and Liabilities, including counterparty risk, market risk, leverage risk, operational risk, legal risk and liquidity risk. Counterparty risk is heightened for these instruments because foreign currency forward contracts are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations under such contracts. Thus, the Fund faces the risk that its counterparties under such contracts may not perform their obligations. Market risk is the risk that the value of a foreign currency forward contract will depreciate due to unfavorable changes in exchange rates. Liquidity risk arises because the secondary market for foreign currency forward contracts may have less liquidity relative to markets for other securities and financial instruments. Liquidity risk also can arise when forward currency contracts create margin or settlement payment obligations for the Fund. Leverage risk is the risk that a foreign currency forward contract can magnify the Fund's gains and losses. Operational risk refers to risk related to potential operational issues (including documentation issues, settlement issues, systems failures, inadequate controls and human error), and legal risk refers to insufficient documentation, insufficient capacity or authority of the counterparty, or legality or enforceability of a foreign currency forward contract. Risks also arise from the possible movements in the foreign exchange rates underlying these instruments. While the Fund may enter into forward contracts to reduce currency exchange risks, changes in currency exchange rates may result in poorer overall performance for the Fund than if it had not engaged in such transactions. Exchange rate movements can be large, depending on the currency, and can last for extended periods of time, affecting the value of the Fund's assets. Moreover, there may be an imperfect correlation between the Fund's holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss. The unrealized appreciation (depreciation) on forward contracts also reflects the Fund's exposure at the valuation date to credit loss in the event of a counterparty’s failure to perform its obligations.
(J) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and

34	NYLI MacKay Strategic Bond Fund

liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(K) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agency agreement between the Fund and JPMorgan, and indemnify the Fund against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(L) Delayed Delivery Transactions.  The Fund may purchase or sell securities on a delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell delayed delivery securities before they are delivered, which may result in a realized gain or loss. When the Fund has sold a security it owns on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Delayed delivery transactions as of October 31, 2024, are shown in the Portfolio of Investments.
(M) Debt and Foreign Securities Risk.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates. The Fund primarily invests in high yield debt securities (commonly referred to as “junk bonds”), which are considered speculative because they present a greater risk of loss, including default, than higher rated debt securities. These securities pay investors a premium—a higher interest rate or yield than investment grade debt securities—because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.
Investments in the Fund are not guaranteed, even though some of the Fund’s underlying investments are guaranteed by the U.S. government or its agencies or instrumentalities. The principal risk of mortgage-related and asset-backed securities is that the underlying debt may be prepaid ahead of schedule, if interest rates fall, thereby reducing the value of the Fund’s investment. If interest rates rise, less of the debt may be prepaid and the Fund may lose money because the Fund may be unable to invest in higher yielding assets. The Fund is subject to interest-rate risk and can lose principal value when interest rates rise. Bonds are also subject to credit risk, in which the bond issuer may fail to pay interest and principal in a timely manner.
The Fund may invest in loans which are usually rated below investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher rated debt securities. These investments pay investors a higher interest rate than investment grade debt securities because of the increased risk of loss. Although certain loans are collateralized, there is no guarantee that the value of the collateral will be sufficient to repay the loan. In a recession or serious credit event, the value of these investments could decline significantly. As a result of these and other events, the Fund’s NAVs could go down and you could lose money.
In addition, loans generally are subject to the extended settlement periods that may be longer than seven days. As a result, the Fund may be adversely affected by selling other investments at an unfavorable time and/or under unfavorable conditions or engaging in borrowing transactions, such as borrowing against its credit facility, to raise cash to meet redemption obligations or pursue other investment opportunities.
In certain circumstances, loans may not be deemed to be securities. As a result, the Fund may not have the protection of anti-fraud provisions of the federal securities laws. In such cases, the Fund generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
The Fund may invest in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or
35

Notes to Financial Statements (continued)
other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(N) Counterparty Credit Risk.  In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains collateral posting terms and netting provisions. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/ or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels or if the Fund fails to meet the terms of its ISDA Master Agreements. The result would cause the Fund to accelerate payment of any net liability owed to the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
(O) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(P) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into futures contracts to help manage the duration and yield curve positioning of the portfolio while minimizing the exposure to wider bid/ask spreads in traditional bonds. The Fund entered into interest rate and credit default swap contracts in order to obtain a desired return at a lower cost to the Fund, rather than directly investing in an instrument yielding that desired return or to hedge against credit and interest rate risk. The Fund also entered into foreign currency forward contracts to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates. These derivatives are not accounted for as hedging instruments.

Fair value of derivative instruments as of October 31, 2024:
Asset Derivatives	Foreign Exchange Contracts Risk	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$—	$436,022	$436,022
Forward Contracts - Unrealized appreciation on foreign currency forward contracts	523,826	—	523,826
Total Fair Value	$523,826	$436,022	$959,848

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

36	NYLI MacKay Strategic Bond Fund

Liability Derivatives	Foreign Exchange Contracts Risk	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$—	$(5,322,742)	$(5,322,742)
Forward Contracts - Unrealized depreciation on foreign currency forward contracts	(8,138)	—	(8,138)
Total Fair Value	$(8,138)	$(5,322,742)	$(5,330,880)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2024:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk	Total
Futures Transactions	$3,731,276	$3,731,276
Total Net Realized Gain (Loss)	$3,731,276	$3,731,276

Net Change in Unrealized Appreciation (Depreciation)	Foreign Exchange Contracts Risk	Interest Rate Contracts Risk	Total
Futures Contracts	$—	$(1,788,448)	$(1,788,448)
Forward Contracts	515,688	—	515,688
Total Net Change in Unrealized Appreciation (Depreciation)	$515,688	$(1,788,448)	$(1,272,760)

Average Notional Amount	Total
Futures Contracts Long	$131,808,570
Futures Contracts Short (a)	$(29,980,845)
Forward Contracts Long (b)	$1,362,387
Forward Contracts Short (c)	$(14,372,207)

(a)	Positions were open for eight months during the reporting period.
(b)	Position was open for one month during the reporting period.
(c)	Positions were open for three months during the reporting period.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.60% up to $500 million; 0.55% from $500 million to $1 billion; 0.50% from $1 billion to $5 billion; and 0.475% in excess of $5 billion. During the year ended October 31, 2024, the effective management fee rate was 0.59% of the Fund’s average daily net assets.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest expenses (including interest on securities sold short), litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) for Class I shares do not exceed 0.70% of its average daily net assets, and, for Class R6, do not exceed those of Class I. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended October 31, 2024, New York Life Investments earned fees from the Fund in the amount of $4,149,905 and waived
37

Notes to Financial Statements (continued)
and/or reimbursed in the amount of $326,394 and paid the Subadvisor in the amount of $1,911,755.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A, Investor Class and Class R2 Plans, the Distributor receives a monthly fee from the Class A, Investor Class and Class R2 shares at an annual rate of 0.25% of the average daily net assets of the Class A, Investor Class and Class R2 shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, Class B and Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class B and Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class B and Class C shares, for a total 12b-1 fee of 1.00%. Pursuant to the Class R3 Plan, Class R3 shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class R3 shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class R3 shares, for a total 12b-1 fee of 0.50%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
In accordance with the Shareholder Services Plans for the Class R2 and Class R3 shares, the Manager has agreed to provide, through its affiliates or independent third parties, various shareholder and administrative support services to shareholders of the Class R2 and Class R3 shares. For its services, the Manager, its affiliates or independent third-party service providers are entitled to a shareholder service fee accrued daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the Class R2 and Class R3 shares. This is in addition to any fees paid under the Class R2 and Class R3 Plans.
During the year ended October 31, 2024, shareholder service fees incurred by the Fund were as follows:

Class R2*	$231
Class R3*	94

*	Effective at the close of business on February 23, 2024, Class R2 and R3 shares were liquidated.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the year ended October 31, 2024, were $21,715 and $875, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the year ended October 31, 2024, of $3,408 and $1,121, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2024, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$219,688	$—
Investor Class	47,686	(2,783)
Class B*	476	(51)
Class C	40,627	(2,154)
Class I	591,859	—
Class R2*	321	—
Class R3*	132	—
Class R6	180	—

*	Effective at the close of business on February 20, 2024, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and effective February 23, 2024, Class R2 and R3 shares were liquidated.

38	NYLI MacKay Strategic Bond Fund

(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of October 31, 2024, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class I	$944,057	0.2%
Class R6	31,173	0.6
Note 4-Federal Income Tax
As of October 31, 2024, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$808,332,561	$12,611,558	$(19,789,904)	$(7,178,346)
As of October 31, 2024, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$1,085,881	$(200,082,799)	$(339,263)	$(7,331,680)	$(206,667,861)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to mark to market of futures, mark to market of forwards and cumulative bond amortization adjustments.
As of October 31, 2024, for federal income tax purposes, capital loss carryforwards of $200,082,799, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$18,899	$181,184
During the years ended October 31, 2024 and October 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024	2023
Distributions paid from:
Ordinary Income	$37,101,018	$31,794,829
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and/or the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple SOFR + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended October 31, 2024, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended October 31, 2024, there were no interfund loans made or outstanding with respect to the Fund.
39

Notes to Financial Statements (continued)
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2024, purchases and sales of U.S. government securities were $493,574 and $388,759, respectively. Purchases and sales of securities, other than U.S. government securities and short-term securities, were $498,758 and $519,372, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended October 31, 2024 and October 31, 2023, were as follows:
Class A	Shares	Amount
Year ended October 31, 2024:
Shares sold	4,295,542	$37,047,005
Shares issued to shareholders in reinvestment of distributions	1,005,455	8,589,788
Shares redeemed	(5,665,556)	(47,882,571)
Net increase (decrease) in shares outstanding before conversion	(364,559)	(2,245,778)
Shares converted into Class A (See Note 1)	280,382	2,414,820
Shares converted from Class A (See Note 1)	(57,224)	(486,744)
Net increase (decrease)	(141,401)	$(317,702)
Year ended October 31, 2023:
Shares sold	4,144,382	$33,821,811
Shares issued to shareholders in reinvestment of distributions	900,510	7,387,865
Shares redeemed	(4,890,143)	(40,075,857)
Net increase (decrease) in shares outstanding before conversion	154,749	1,133,819
Shares converted into Class A (See Note 1)	145,028	1,189,857
Shares converted from Class A (See Note 1)	(25,889)	(213,426)
Net increase (decrease)	273,888	$2,110,250

Investor Class	Shares	Amount
Year ended October 31, 2024:
Shares sold	40,878	$354,177
Shares issued to shareholders in reinvestment of distributions	69,476	598,773
Shares redeemed	(183,677)	(1,577,725)
Net increase (decrease) in shares outstanding before conversion	(73,323)	(624,775)
Shares converted into Investor Class (See Note 1)	41,126	352,860
Shares converted from Investor Class (See Note 1)	(189,484)	(1,657,443)
Net increase (decrease)	(221,681)	$(1,929,358)
Year ended October 31, 2023:
Shares sold	41,924	$347,440
Shares issued to shareholders in reinvestment of distributions	68,195	564,774
Shares redeemed	(225,662)	(1,871,230)
Net increase (decrease) in shares outstanding before conversion	(115,543)	(959,016)
Shares converted into Investor Class (See Note 1)	65,242	541,003
Shares converted from Investor Class (See Note 1)	(71,152)	(589,109)
Net increase (decrease)	(121,453)	$(1,007,122)

Class B	Shares	Amount
Year ended October 31, 2024: (a)
Shares sold	25	$208
Shares issued to shareholders in reinvestment of distributions	570	4,782
Shares redeemed	(8,871)	(74,611)
Net increase (decrease) in shares outstanding before conversion	(8,276)	(69,621)
Shares converted from Class B (See Note 1)	(59,220)	(496,462)
Net increase (decrease)	(67,496)	$(566,083)
Year ended October 31, 2023:
Shares sold	905	$7,420
Shares issued to shareholders in reinvestment of distributions	3,214	26,255
Shares redeemed	(60,188)	(490,718)
Net increase (decrease) in shares outstanding before conversion	(56,069)	(457,043)
Shares converted from Class B (See Note 1)	(44,394)	(362,382)
Net increase (decrease)	(100,463)	$(819,425)

40	NYLI MacKay Strategic Bond Fund

Class C	Shares	Amount
Year ended October 31, 2024:
Shares sold	294,050	$2,511,344
Shares issued to shareholders in reinvestment of distributions	47,889	406,031
Shares redeemed	(635,796)	(5,366,223)
Net increase (decrease) in shares outstanding before conversion	(293,857)	(2,448,848)
Shares converted from Class C (See Note 1)	(59,440)	(504,588)
Net increase (decrease)	(353,297)	$(2,953,436)
Year ended October 31, 2023:
Shares sold	238,636	$1,942,371
Shares issued to shareholders in reinvestment of distributions	64,957	529,902
Shares redeemed	(1,293,692)	(10,548,035)
Net increase (decrease) in shares outstanding before conversion	(990,099)	(8,075,762)
Shares converted from Class C (See Note 1)	(94,324)	(770,651)
Net increase (decrease)	(1,084,423)	$(8,846,413)

Class I	Shares	Amount
Year ended October 31, 2024:
Shares sold	23,722,193	$204,416,062
Shares issued to shareholders in reinvestment of distributions	2,741,913	23,462,314
Shares redeemed	(18,554,989)	(157,513,588)
Net increase (decrease) in shares outstanding before conversion	7,909,117	70,364,788
Shares converted into Class I (See Note 1)	60,765	517,522
Shares converted from Class I (See Note 1)	(15,073)	(129,937)
Net increase (decrease)	7,954,809	$70,752,373
Year ended October 31, 2023:
Shares sold	24,753,093	$203,140,277
Shares issued to shareholders in reinvestment of distributions	2,321,193	19,064,568
Shares redeemed	(22,915,910)	(187,890,601)
Net increase (decrease) in shares outstanding before conversion	4,158,376	34,314,244
Shares converted into Class I (See Note 1)	31,439	260,010
Shares converted from Class I (See Note 1)	(6,780)	(55,302)
Net increase (decrease)	4,183,035	$34,518,952

Class R2	Shares	Amount
Year ended October 31, 2024: (b)
Shares sold	189	$1,532
Shares issued to shareholders in reinvestment of distributions	998	8,420
Shares redeemed	(133,129)	(1,110,621)
Net increase (decrease)	(131,942)	$(1,100,669)
Year ended October 31, 2023:
Shares sold	14,150	$116,117
Shares issued to shareholders in reinvestment of distributions	5,559	45,621
Shares redeemed	(11,519)	(94,722)
Net increase (decrease)	8,190	$67,016

Class R3	Shares	Amount
Year ended October 31, 2024: (b)
Shares sold	517	$4,254
Shares issued to shareholders in reinvestment of distributions	428	3,606
Shares redeemed	(45,936)	(389,726)
Net increase (decrease) in shares outstanding before conversion	(44,991)	(381,866)
Shares converted from Class R3 (See Note 1)	(1,183)	(10,028)
Net increase (decrease)	(46,174)	$(391,894)
Year ended October 31, 2023:
Shares sold	12,072	$99,196
Shares issued to shareholders in reinvestment of distributions	1,671	13,710
Shares redeemed	(30,618)	(252,824)
Net increase (decrease)	(16,875)	$(139,918)

Class R6	Shares	Amount
Year ended October 31, 2024:
Shares sold	174,196	$1,489,756
Shares issued to shareholders in reinvestment of distributions	28,163	241,731
Shares redeemed	(136,211)	(1,170,351)
Net increase (decrease)	66,148	$561,136
Year ended October 31, 2023:
Shares sold	371,977	$3,063,577
Shares issued to shareholders in reinvestment of distributions	12,123	99,584
Shares redeemed	(64,521)	(530,991)
Net increase (decrease)	319,579	$2,632,170

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 20, 2024.
(b)	Class liquidated and is no longer offered for sale as of February 23, 2024.
41

Notes to Financial Statements (continued)
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2024, events and transactions subsequent to October 31, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
42	NYLI MacKay Strategic Bond Fund

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI MacKay Strategic Bond Fund (formerly MainStay MacKay Strategic Bond Fund) (the Fund), one of the funds constituting New York Life Investments Funds (formerly MainStay Funds), including the portfolio of investments, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2024, by correspondence with custodians, the transfer agent, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 20, 2024
43

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years.
For the fiscal year ended October 31, 2024, the Fund designated approximately $3,707 under the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.
The dividends paid by the Fund during the fiscal year ended October 31, 2024 should be multiplied by 0.01% to arrive at the amount eligible for the corporate dividend-received deduction.
In February 2025, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2024. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2024.
44	NYLI MacKay Strategic Bond Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
45

NYLI WMC Enduring Capital Fund
(formerly known as MainStay WMC Enduring Capital Fund)

Annual Report - Financial Statements and Other Information
October 31, 2024

Portfolio of Investments October 31, 2024†^
	Shares	Value
Common Stocks 97.4%
Air Freight & Logistics 3.4%
Expeditors International of Washington, Inc.	155,113	$ 18,458,447
Banks 3.3%
M&T Bank Corp.	93,788	18,258,648
Capital Markets 3.8%
Brookfield Asset Management Ltd., Class A	153,397	8,136,177
Brookfield Corp.	233,378	12,369,034
		20,505,211
Chemicals 7.5%
Linde plc	48,456	22,103,204
Sherwin-Williams Co. (The)	53,318	19,128,899
		41,232,103
Commercial Services & Supplies 10.8%
Cintas Corp.	101,684	20,927,584
Copart, Inc. (a)	430,735	22,169,930
Waste Connections, Inc.	89,742	15,861,899
		58,959,413
Consumer Finance 2.5%
Credit Acceptance Corp. (a)	32,743	13,915,775
Consumer Staples Distribution & Retail 3.9%
Costco Wholesale Corp.	24,453	21,376,324
Containers & Packaging 2.1%
Ball Corp.	191,049	11,319,653
Electronic Equipment, Instruments & Components 1.7%
CDW Corp.	49,894	9,391,548
Financial Services 4.5%
Berkshire Hathaway, Inc., Class B (a)	54,706	24,668,029
Ground Transportation 5.5%
Canadian National Railway Co.	113,848	12,293,638
Old Dominion Freight Line, Inc.	89,337	17,985,325
		30,278,963
Health Care Providers & Services 2.1%
UnitedHealth Group, Inc.	20,614	11,636,603
	Shares	Value

Household Durables 6.1%
NVR, Inc. (a)	3,666	$ 33,554,201
Insurance 10.4%
Markel Group, Inc. (a)	15,890	24,502,539
Progressive Corp. (The)	132,643	32,209,700
		56,712,239
Life Sciences Tools & Services 2.3%
Danaher Corp.	49,986	12,279,561
Machinery 9.9%
Deere & Co.	24,939	10,092,564
Fortive Corp.	129,480	9,248,756
IDEX Corp.	51,110	10,970,251
PACCAR, Inc.	229,729	23,956,140
		54,267,711
Software 7.9%
Constellation Software, Inc.	13,968	42,124,602
Lumine Group, Inc. (a)	51,296	1,194,395
		43,318,997
Specialized REITs 3.5%
American Tower Corp.	43,331	9,252,902
Public Storage	30,494	10,034,355
		19,287,257
Specialty Retail 2.7%
O'Reilly Automotive, Inc. (a)	12,552	14,474,213
Trading Companies & Distributors 3.5%
Watsco, Inc.	40,759	19,279,415
Total Common Stocks (Cost $340,035,413)		533,174,311

	Number of Warrants

Warrants 0.0% ‡
Software 0.0% ‡
Constellation Software, Inc.
Expires 3/31/40 (a)(b)(c)	16,496	—
Total Warrants (Cost $0)		—

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2024†^ (continued)
	Shares	Value

Short-Term Investment 2.7%
Affiliated Investment Company 2.7%
NYLI U.S. Government Liquidity Fund, 4.648% (d)	14,636,291	$ 14,636,291
Total Short-Term Investment (Cost $14,636,291)		14,636,291
Total Investments (Cost $354,671,704)	100.1%	547,810,602
Other Assets, Less Liabilities	(0.1)	(368,519)
Net Assets	100.0%	$ 547,442,083

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Illiquid security—As of October 31, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $0, which represented less than one-tenth of a percent of the Fund’s net assets. (Unaudited)
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Current yield as of October 31, 2024.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 5,152	$ 87,812	$ (78,328)	$ —	$ —	$ 14,636	$ 495	$ —	14,636
Abbreviation(s):
REIT—Real Estate Investment Trust
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI WMC Enduring Capital Fund

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 533,174,311	$ —	$ —	$ 533,174,311
Warrants	—	—	—	—
Short-Term Investment
Affiliated Investment Company	14,636,291	—	—	14,636,291
Total Investments in Securities	$ 547,810,602	$ —	$ —	$ 547,810,602

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Assets and Liabilities as of October 31, 2024
Assets
Investment in unaffiliated securities, at value (identified cost $340,035,413)	$533,174,311
Investment in affiliated investment companies, at value (identified cost $14,636,291)	14,636,291
Cash	35,016
Receivables:
Dividends	87,709
Fund shares sold	35,363
Securities lending	249
Other assets	50,527
Total assets	548,019,466
Liabilities
Payables:
Manager (See Note 3)	259,204
Shareholder communication	93,743
NYLIFE Distributors (See Note 3)	70,573
Fund shares redeemed	65,137
Transfer agent (See Note 3)	59,309
Professional fees	18,669
Custodian	8,567
Trustees	38
Accrued expenses	2,143
Total liabilities	577,383
Net assets	$547,442,083
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.01 per share) unlimited number of shares authorized	$141,487
Additional paid-in-capital	358,571,464
358,712,951
Total distributable earnings (loss)	188,729,132
Net assets	$547,442,083
Class A
Net assets applicable to outstanding shares	$250,459,515
Shares of beneficial interest outstanding	6,474,375
Net asset value per share outstanding	$38.68
Maximum sales charge (5.50% of offering price)	2.25
Maximum offering price per share outstanding	$40.93
Investor Class
Net assets applicable to outstanding shares	$20,839,222
Shares of beneficial interest outstanding	539,798
Net asset value per share outstanding	$38.61
Maximum sales charge (5.00% of offering price)	2.03
Maximum offering price per share outstanding	$40.64
Class B
Net assets applicable to outstanding shares	$585,613
Shares of beneficial interest outstanding	17,493
Net asset value and offering price per share outstanding	$33.48
Class C
Net assets applicable to outstanding shares	$12,031,297
Shares of beneficial interest outstanding	359,760
Net asset value and offering price per share outstanding	$33.44
Class I
Net assets applicable to outstanding shares	$80,225,213
Shares of beneficial interest outstanding	2,057,193
Net asset value and offering price per share outstanding	$39.00
Class R6
Net assets applicable to outstanding shares	$183,301,223
Shares of beneficial interest outstanding	4,700,105
Net asset value and offering price per share outstanding	$39.00

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI WMC Enduring Capital Fund

Statement of Operations for the year ended October 31, 2024
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $115,513)	$6,509,615
Dividends-affiliated	495,396
Securities lending, net	5,012
Total income	7,010,023
Expenses
Manager (See Note 3)	2,937,012
Distribution/Service—Class A (See Note 3)	600,395
Distribution/Service—Investor Class (See Note 3)	57,605
Distribution/Service—Class B (See Note 3)	11,689
Distribution/Service—Class C (See Note 3)	151,476
Distribution/Service—Class R3 (See Note 3)(a)	1,494
Transfer agent (See Note 3)	354,257
Registration	113,934
Professional fees	108,734
Custodian	26,889
Trustees	12,209
Shareholder communication	2,102
Shareholder service (See Note 3)	299
Miscellaneous	40,169
Total expenses	4,418,264
Net investment income (loss)	2,591,759
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	1,973,651
Foreign currency transactions	1,602
Net realized gain (loss)	1,975,253
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	133,082,582
Translation of other assets and liabilities in foreign currencies	(5)
Net change in unrealized appreciation (depreciation)	133,082,577
Net realized and unrealized gain (loss)	135,057,830
Net increase (decrease) in net assets resulting from operations	$137,649,589

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statements of Changes in Net Assets
for the years ended October 31, 2024 and October 31, 2023
	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$2,591,759	$2,848,806
Net realized gain (loss)	1,975,253	(6,891,808)
Net change in unrealized appreciation (depreciation)	133,082,577	28,352,462
Net increase (decrease) in net assets resulting from operations	137,649,589	24,309,460
Distributions to shareholders:
Class A	(1,462,773)	(7,743,520)
Investor Class	(108,996)	(859,939)
Class B	(2,409)	(113,221)
Class C	(29,131)	(929,434)
Class I	(743,460)	(3,690,395)
Class R3(a)	(4,081)	(21,276)
Class R6	(1,656,975)	(8,289,276)
Total distributions to shareholders	(4,007,825)	(21,647,061)
Capital share transactions:
Net proceeds from sales of shares	51,646,267	125,928,585
Net asset value of shares issued to shareholders in reinvestment of distributions	3,958,991	21,396,272
Cost of shares redeemed	(111,112,021)	(197,554,301)
Increase (decrease) in net assets derived from capital share transactions	(55,506,763)	(50,229,444)
Net increase (decrease) in net assets	78,135,001	(47,567,045)
Net Assets
Beginning of year	469,307,082	516,874,127
End of year	$547,442,083	$469,307,082

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI WMC Enduring Capital Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class A	2024	2023	2022	2021	2020
Net asset value at beginning of year	$29.86	$30.01	$36.76	$24.95	$24.92
Net investment income (loss) (a)	0.13	0.11	0.06	0.06	0.16
Net realized and unrealized gain (loss)	8.91	0.92	(3.74)	11.99	1.36
Total from investment operations	9.04	1.03	(3.68)	12.05	1.52
Less distributions:
From net investment income	(0.22)	(0.08)	(0.04)	(0.24)	(0.27)
From net realized gain on investments	—	(1.10)	(3.03)	—	(1.22)
Total distributions	(0.22)	(1.18)	(3.07)	(0.24)	(1.49)
Net asset value at end of year	$38.68	$29.86	$30.01	$36.76	$24.95
Total investment return (b)	30.40%	3.36%	(10.96)%	48.53%	6.42%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.37%	0.35%	0.18%	0.19%	0.64%
Net expenses (c)	0.93%	0.94%	0.94%	0.91%	0.99%
Portfolio turnover rate	7%	17%	2%	24%	166%
Net assets at end of year (in 000’s)	$250,460	$197,726	$196,218	$228,700	$62,611

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
Investor Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$29.80	$29.97	$36.73	$24.92	$24.90
Net investment income (loss) (a)	0.07	0.04	0.01	(0.01)	0.08
Net realized and unrealized gain (loss)	8.89	0.91	(3.74)	11.98	1.37
Total from investment operations	8.96	0.95	(3.73)	11.97	1.45
Less distributions:
From net investment income	(0.15)	(0.02)	—	(0.16)	(0.21)
From net realized gain on investments	—	(1.10)	(3.03)	—	(1.22)
Total distributions	(0.15)	(1.12)	(3.03)	(0.16)	(1.43)
Net asset value at end of year	$38.61	$29.80	$29.97	$36.73	$24.92
Total investment return (b)	30.15%	3.13%	(11.13)%	48.22%	6.05%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.19%	0.13%	0.03%	(0.02)%	0.35%
Net expenses (c)	1.15%	1.17%	1.11%	1.19%	1.30%
Expenses (before waiver/reimbursement) (c)	1.15%	1.17%	1.11%	1.19%	1.31%
Portfolio turnover rate	7%	17%	2%	24%	166%
Net assets at end of year (in 000's)	$20,839	$21,764	$22,977	$29,293	$15,544

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class B	2024	2023	2022	2021	2020
Net asset value at beginning of year	$25.96	$26.41	$32.96	$22.40	$22.50
Net investment income (loss) (a)	(0.14)	(0.15)	(0.21)	(0.22)	(0.08)
Net realized and unrealized gain (loss)	7.71	0.80	(3.31)	10.78	1.22
Total from investment operations	7.57	0.65	(3.52)	10.56	1.14
Less distributions:
From net investment income	(0.05)	—	—	—	(0.02)
From net realized gain on investments	—	(1.10)	(3.03)	—	(1.22)
Total distributions	(0.05)	(1.10)	(3.03)	—	(1.24)
Net asset value at end of year	$33.48	$25.96	$26.41	$32.96	$22.40
Total investment return (b)	29.18%	2.34%	(11.79)%	47.14%(c)	5.28%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.44)%	(0.57)%	(0.72)%	(0.77)%	(0.39)%
Net expenses (d)	1.90%	1.92%	1.86%	1.95%	2.05%
Expenses (before waiver/reimbursement) (d)	1.90%	1.92%	1.86%	1.95%	2.06%
Portfolio turnover rate	7%	17%	2%	24%	166%
Net assets at end of year (in 000’s)	$586	$1,527	$2,824	$5,007	$3,666

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
Class C	2024	2023	2022	2021	2020
Net asset value at beginning of year	$25.94	$26.39	$32.93	$22.38	$22.48
Net investment income (loss) (a)	(0.16)	(0.16)	(0.21)	(0.24)	(0.08)
Net realized and unrealized gain (loss)	7.71	0.81	(3.30)	10.79	1.22
Total from investment operations	7.55	0.65	(3.51)	10.55	1.14
Less distributions:
From net investment income	(0.05)	—	—	—	(0.02)
From net realized gain on investments	—	(1.10)	(3.03)	—	(1.22)
Total distributions	(0.05)	(1.10)	(3.03)	—	(1.24)
Net asset value at end of year	$33.44	$25.94	$26.39	$32.93	$22.38
Total investment return (b)	29.12%	2.39%	(11.80)%	47.14%(c)	5.29%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.50)%	(0.60)%	(0.72)%	(0.80)%	(0.38)%
Net expenses (d)	1.90%	1.92%	1.86%	1.89%	2.05%
Expenses (before waiver/reimbursement) (d)	1.90%	1.92%	1.86%	1.89%	2.06%
Portfolio turnover rate	7%	17%	2%	24%	166%
Net assets at end of year (in 000’s)	$12,031	$16,624	$23,500	$37,234	$6,641

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI WMC Enduring Capital Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class I	2024	2023	2022	2021	2020
Net asset value at beginning of year	$30.09	$30.24	$36.99	$25.09	$25.05
Net investment income (loss) (a)	0.24	0.19	0.15	0.16	0.23
Net realized and unrealized gain (loss)	8.97	0.92	(3.77)	12.03	1.37
Total from investment operations	9.21	1.11	(3.62)	12.19	1.60
Less distributions:
From net investment income	(0.30)	(0.16)	(0.10)	(0.29)	(0.34)
From net realized gain on investments	—	(1.10)	(3.03)	—	(1.22)
Total distributions	(0.30)	(1.26)	(3.13)	(0.29)	(1.56)
Net asset value at end of year	$39.00	$30.09	$30.24	$36.99	$25.09
Total investment return (b)	30.76%	3.60%	(10.72)%	48.97%	6.66%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.65%	0.62%	0.45%	0.48%	0.96%
Net expenses (c)	0.68%	0.69%	0.69%	0.66%	0.74%
Portfolio turnover rate	7%	17%	2%	24%	166%
Net assets at end of year (in 000’s)	$80,225	$75,684	$73,935	$135,219	$37,491

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,			April 26, 2021^ through October 31,
Class R6	2024	2023	2022	2021
Net asset value at beginning of period	$30.10	$30.24	$37.00	$33.07
Net investment income (loss) (a)	0.25	0.22	0.16	0.14
Net realized and unrealized gain (loss)	8.98	0.92	(3.77)	3.79
Total from investment operations	9.23	1.14	(3.61)	3.93
Less distributions:
From net investment income	(0.33)	(0.18)	(0.12)	—
From net realized gain on investments	—	(1.10)	(3.03)	—
Total distributions	(0.33)	(1.28)	(3.15)	—
Net asset value at end of period	$39.00	$30.10	$30.24	$37.00
Total investment return (b)	30.83%	3.69%	(10.69)%	11.88%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.69%	0.71%	0.50%	0.44%††
Net expenses (c)	0.61%	0.61%	0.63%	0.60%††
Portfolio turnover rate	7%	17%	2%	24%
Net assets at end of period (in 000’s)	$183,301	$155,134	$196,860	$262,843

^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds (the “Trust”) (formerly known as MainStay Funds) was organized on January 9, 1986, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of eleven funds (collectively referred to as the "Funds"). These financial statements and notes relate to the NYLI WMC Enduring Capital Fund (formerly known as MainStay WMC Enduring Capital Fund) (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	June 1, 1998
Investor Class	February 28, 2008
Class B	June 1, 1998
Class C	September 1, 1998
Class I	December 28, 2004
Class R6	April 26, 2021
Effective at the close of business on February 23, 2024, Class R3 shares were liquidated.
Class B shares of the New York Life Investments Group of Funds are closed to all new purchases as well as additional investments by existing Class B shareholders. Existing Class B shareholders may continue to reinvest dividends and capital gains distributions, as well as exchange their Class B shares for Class B shares of other funds in the New York Life Investments Group of Funds as permitted by the current exchange privileges. Class B shareholders continue to be subject to any applicable contingent deferred sales charge ("CDSC") at the time of redemption. All other features of the Class B shares, including but not limited to the fees and expenses applicable to Class B shares, remain unchanged. Unless redeemed, Class B shareholders will remain in Class B shares of their respective fund until the Class B shares are converted to Class A or Investor Class shares pursuant to the applicable conversion schedule.
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a CDSC of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. When Class B shares were offered, they were offered at NAV without an initial sales charge, although a CDSC that declines depending on the number of years a shareholder held its Class B shares may be imposed on certain redemptions of such shares made within six years of the date of purchase of such shares. Class I and Class R6 shares are offered at
NAV without a sales charge. Depending upon eligibility, Class B shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. In addition, depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class B and Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek long-term growth of capital.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for

12	NYLI WMC Enduring Capital Fund

determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2024, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by the Fund may principally trade in foreign markets. Events may occur between the time the foreign markets close
13

Notes to Financial Statements (continued)
and the time at which the Fund's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under the Fund's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor might wish to sell, and these investments could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that the Fund could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Fund. An illiquid investment is any investment that the Manager or Subadvisor reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with the Fund's procedures described above. The liquidity of the Fund's investments was determined as of October 31, 2024, and can change at any time.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.

14	NYLI WMC Enduring Capital Fund

(C) Foreign Taxes. The Fund may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Fund will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Fund will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Fund's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(F) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(I) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agency agreement between the Fund and JPMorgan, and indemnify the Fund against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the
15

Notes to Financial Statements (continued)
securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(J) Rights and Warrants.  Rights are certificates that permit the holder to purchase a certain number of shares, or a fractional share, of a new stock from the issuer at a specific price. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. These investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of these investments do not necessarily move in tandem with the prices of the underlying securities.
There is risk involved in the purchase of rights and warrants in that these investments are speculative investments. The Fund could also lose the entire value of its investment in warrants if such warrants are not exercised by the date of its expiration. The Fund is exposed to risk until the sale or exercise of each right or warrant is completed.
(K) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor.  New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The
Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. Wellington Management Company LLP ("Wellington" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and Wellington, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.55% up to $500 million; 0.525% from $500 million to $1 billion; and 0.50% on assets in excess of $1 billion. During the year ended October 31, 2024, the effective management fee rate was 0.55%.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Class R6 fees and expenses do not exceed those of Class I. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended October 31, 2024, New York Life Investments earned fees from the Fund in the amount of $2,937,012 and paid the Subadvisor fees in the amount of $1,267,636.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, Class B and

16	NYLI WMC Enduring Capital Fund

Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class B and Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class B and Class C shares, for a total 12b-1 fee of 1.00%. Pursuant to the Class R3 Plan, Class R3 shares paid the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class R3 shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class R3 shares, for a total 12b-1 fee of 0.50%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
In accordance with the Shareholder Services Plans for the Class R3 shares, the Manager has agreed to provide, through its affiliates or independent third parties, various shareholder and administrative support services to shareholders of the Class R3 shares. For its services, the Manager, its affiliates or independent third-party service providers were entitled to a shareholder service fee accrued daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the Class R3 shares. This is in addition to any fees paid under the Class R3 Plan.
During the year ended October 31, 2024, shareholder service fees incurred by the Fund were as follows:

Class R3*	$299

*	Effective at the close of business on February 23, 2024, Class R3 shares were liquidated.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the year ended October 31, 2024, were $30,101 and $2,894, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the year ended October 31, 2024, of $2,403 and $344, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2024, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$171,200	$—
Investor Class	68,122	—
Class B	3,475	—
Class C	44,760	—
Class I	59,547	—
Class R3*	240	—
Class R6	6,913	—

*	Effective at the close of business on February 23, 2024, Class R3 shares were liquidated.
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of October 31, 2024, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class R6	$51,401	0.0 ‡‡

‡‡	Less than one-tenth of a percent.
Note 4-Federal Income Tax
As of October 31, 2024, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$354,920,552	$200,405,772	$(7,515,722)	$192,890,050
17

Notes to Financial Statements (continued)
As of October 31, 2024, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$1,264,035	$(5,424,953)	$—	$192,890,050	$188,729,132
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sales adjustments.
The following table discloses the current year reclassifications between total distributable earnings (loss) and additional paid-in capital arising from permanent differences; net assets as of October 31, 2024 were not affected.
Total Distributable Earnings (Loss)	Additional Paid-In Capital
$8,821	$(8,821)
The reclassifications for the Fund are primarily due to excise taxes paid.
As of October 31, 2024, for federal income tax purposes, capital loss carryforwards of $5,424,953, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$1,065	$4,360
The Fund utilized $2,098,276 of capital loss carryforwards during the year ended October 31, 2024.
During the years ended October 31, 2024 and October 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024	2023
Distributions paid from:
Ordinary Income	$4,007,825	$13,213,407
Long-Term Capital Gains	—	8,433,654
Total	$4,007,825	$21,647,061
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and/or the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended October 31, 2024, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended October 31, 2024, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2024, purchases and sales of securities, other than short-term securities, were $35,114 and $102,172, respectively.

18	NYLI WMC Enduring Capital Fund

Note 9–Capital Share Transactions
Transactions in capital shares for the years ended October 31, 2024 and October 31, 2023, were as follows:
Class A	Shares	Amount
Year ended October 31, 2024:
Shares sold	559,872	$20,078,066
Shares issued to shareholders in reinvestment of distributions	42,440	1,417,773
Shares redeemed	(936,814)	(33,938,884)
Net increase (decrease) in shares outstanding before conversion	(334,502)	(12,443,045)
Shares converted into Class A (See Note 1)	197,859	7,286,318
Shares converted from Class A (See Note 1)	(10,709)	(394,484)
Net increase (decrease)	(147,352)	$(5,551,211)
Year ended October 31, 2023:
Shares sold	777,331	$23,810,633
Shares issued to shareholders in reinvestment of distributions	247,479	7,533,253
Shares redeemed	(1,019,479)	(31,269,191)
Net increase (decrease) in shares outstanding before conversion	5,331	74,695
Shares converted into Class A (See Note 1)	78,147	2,366,476
Shares converted from Class A (See Note 1)	(151)	(4,661)
Net increase (decrease)	83,327	$2,436,510

Investor Class	Shares	Amount
Year ended October 31, 2024:
Shares sold	20,046	$715,341
Shares issued to shareholders in reinvestment of distributions	3,238	108,566
Shares redeemed	(65,596)	(2,371,808)
Net increase (decrease) in shares outstanding before conversion	(42,312)	(1,547,901)
Shares converted into Investor Class (See Note 1)	18,204	653,060
Shares converted from Investor Class (See Note 1)	(166,364)	(6,146,785)
Net increase (decrease)	(190,472)	$(7,041,626)
Year ended October 31, 2023:
Shares sold	29,849	$915,511
Shares issued to shareholders in reinvestment of distributions	28,225	859,163
Shares redeemed	(67,503)	(2,064,768)
Net increase (decrease) in shares outstanding before conversion	(9,429)	(290,094)
Shares converted into Investor Class (See Note 1)	18,857	587,855
Shares converted from Investor Class (See Note 1)	(45,909)	(1,390,486)
Net increase (decrease)	(36,481)	$(1,092,725)

Class B	Shares	Amount
Year ended October 31, 2024:
Shares issued to shareholders in reinvestment of distributions	80	$2,409
Shares redeemed	(6,950)	(216,238)
Net increase (decrease) in shares outstanding before conversion	(6,870)	(213,829)
Shares converted from Class B (See Note 1)	(34,463)	(1,087,120)
Net increase (decrease)	(41,333)	$(1,300,949)
Year ended October 31, 2023:
Shares sold	73	$2,000
Shares issued to shareholders in reinvestment of distributions	4,112	109,752
Shares redeemed	(16,415)	(431,503)
Net increase (decrease) in shares outstanding before conversion	(12,230)	(319,751)
Shares converted from Class B (See Note 1)	(35,872)	(966,410)
Net increase (decrease)	(48,102)	$(1,286,161)

Class C	Shares	Amount
Year ended October 31, 2024:
Shares sold	18,257	$559,590
Shares issued to shareholders in reinvestment of distributions	961	28,907
Shares redeemed	(282,926)	(8,954,061)
Net increase (decrease) in shares outstanding before conversion	(263,708)	(8,365,564)
Shares converted from Class C (See Note 1)	(17,492)	(547,468)
Net increase (decrease)	(281,200)	$(8,913,032)
Year ended October 31, 2023:
Shares sold	32,846	$872,256
Shares issued to shareholders in reinvestment of distributions	34,072	908,718
Shares redeemed	(294,528)	(7,872,021)
Net increase (decrease) in shares outstanding before conversion	(227,610)	(6,091,047)
Shares converted from Class C (See Note 1)	(22,080)	(583,195)
Net increase (decrease)	(249,690)	$(6,674,242)

19

Notes to Financial Statements (continued)
Class I	Shares	Amount
Year ended October 31, 2024:
Shares sold	230,804	$8,146,703
Shares issued to shareholders in reinvestment of distributions	22,091	740,522
Shares redeemed	(720,048)	(26,053,845)
Net increase (decrease) in shares outstanding before conversion	(467,153)	(17,166,620)
Shares converted into Class I (See Note 1)	9,381	352,538
Net increase (decrease)	(457,772)	$(16,814,082)
Year ended October 31, 2023:
Shares sold	1,177,378	$35,968,422
Shares issued to shareholders in reinvestment of distributions	120,167	3,678,308
Shares redeemed	(1,227,165)	(37,749,795)
Net increase (decrease) in shares outstanding before conversion	70,380	1,896,935
Shares converted into Class I (See Note 1)	150	4,661
Shares converted from Class I (See Note 1)	(466)	(14,240)
Net increase (decrease)	70,064	$1,887,356

Class R3	Shares	Amount
Year ended October 31, 2024: (a)
Shares sold	2,199	$72,175
Shares issued to shareholders in reinvestment of distributions	115	3,839
Shares redeemed	(27,601)	(989,709)
Net increase (decrease) in shares outstanding before conversion	(25,287)	(913,695)
Shares converted from Class R3 (See Note 1)	(3,438)	(116,059)
Net increase (decrease)	(28,725)	$(1,029,754)
Year ended October 31, 2023:
Shares sold	10,803	$327,040
Shares issued to shareholders in reinvestment of distributions	590	17,802
Shares redeemed	(1,533)	(48,413)
Net increase (decrease)	9,860	$296,429

Class R6	Shares	Amount
Year ended October 31, 2024:
Shares sold	575,618	$22,074,392
Shares issued to shareholders in reinvestment of distributions	49,496	1,656,975
Shares redeemed	(1,078,920)	(38,587,476)
Net increase (decrease)	(453,806)	$(14,856,109)
Year ended October 31, 2023:
Shares sold	2,095,234	$64,032,723
Shares issued to shareholders in reinvestment of distributions	270,980	8,289,276
Shares redeemed	(3,722,309)	(118,118,610)
Net increase (decrease)	(1,356,095)	$(45,796,611)

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.

Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2024, events and transactions subsequent to October 31, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified, other than the following:
At a meeting held on December 3-4, 2024, the Board approved a proposal to accelerate the conversion of the Fund’s Class B shares into Class A or Investor Class shares, based on shareholder eligibility.  The accelerated conversion of Class B shares of the Fund will occur on or about February 28, 2025.
20	NYLI WMC Enduring Capital Fund

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI WMC Enduring Capital Fund (formerly MainStay WMC Enduring Capital Fund) (the Fund), one of the funds constituting New York Life Investments Funds, including the portfolio of investments, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2024, by correspondence with custodians and the transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 20, 2024
21

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years.
For the fiscal year ended October 31, 2024, the Fund designated approximately $4,007,825 under the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.
The dividends paid by the Fund during the fiscal year ended October 31, 2024 should be multiplied by 100.00% to arrive at the amount eligible for the corporate dividend-received deduction.
In February 2025, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2024. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2024.
22	NYLI WMC Enduring Capital Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
23

NYLI Winslow Large Cap Growth Fund
(formerly known as MainStay Winslow Large Cap Growth Fund)

Annual Report - Financial Statements and Other Information
October 31, 2024

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Portfolio of Investments October 31, 2024†^
	Shares	Value
Common Stocks 99.6%
Aerospace & Defense 1.8%
GE Aerospace	1,532,300	$ 263,218,494
Automobiles 1.9%
Tesla, Inc. (a)	1,071,700	267,764,245
Biotechnology 1.0%
Alnylam Pharmaceuticals, Inc. (a)	554,700	147,877,473
Broadline Retail 8.3%
Amazon.com, Inc. (a)	5,237,000	976,176,800
MercadoLibre, Inc. (a)	104,100	212,070,438
		1,188,247,238
Building Products 1.8%
Trane Technologies plc	700,160	259,171,226
Capital Markets 2.0%
KKR & Co., Inc.	2,054,200	283,972,608
Chemicals 1.0%
Ecolab, Inc.	584,400	143,604,612
Commercial Services & Supplies 1.2%
Waste Connections, Inc.	958,100	169,344,175
Construction Materials 1.3%
Vulcan Materials Co.	660,900	181,040,337
Electrical Equipment 2.0%
Eaton Corp. plc	847,200	280,914,576
Electronic Equipment, Instruments & Components 1.6%
Amphenol Corp., Class A	3,350,000	224,517,000
Entertainment 3.9%
Netflix, Inc. (a)	223,400	168,897,102
Spotify Technology SA (a)	1,005,600	387,256,560
		556,153,662
Financial Services 2.6%
Mastercard, Inc., Class A	752,800	376,091,352
	Shares	Value

Ground Transportation 1.6%
Uber Technologies, Inc. (a)	3,085,800	$ 222,331,890
Health Care Equipment & Supplies 5.0%
Boston Scientific Corp. (a)	1,824,200	153,269,284
Intuitive Surgical, Inc. (a)	687,490	346,384,962
Stryker Corp.	592,500	211,095,900
		710,750,146
Hotels, Restaurants & Leisure 4.6%
Booking Holdings, Inc.	28,600	133,740,750
Chipotle Mexican Grill, Inc. (a)	3,099,800	172,875,846
Hilton Worldwide Holdings, Inc.	645,700	151,642,645
Starbucks Corp.	2,002,400	195,634,480
		653,893,721
Interactive Media & Services 10.6%
Alphabet, Inc.
Class A	2,122,320	363,150,175
Class C	1,935,820	334,296,756

Meta Platforms, Inc., Class A	1,420,300	806,133,874
		1,503,580,805
IT Services 1.1%
Shopify, Inc., Class A (a)	1,998,100	156,271,401
Pharmaceuticals 2.3%
Eli Lilly & Co.	401,400	333,057,636
Semiconductors & Semiconductor Equipment 16.7%
Advanced Micro Devices, Inc. (a)	1,487,800	214,347,346
Broadcom, Inc.	2,893,800	491,280,426
Lam Research Corp.	2,519,100	187,295,085
NVIDIA Corp.	9,672,400	1,284,107,824
Texas Instruments, Inc.	979,800	199,056,168
		2,376,086,849
Software 20.1%
Adobe, Inc. (a)	234,000	111,870,720
Fair Isaac Corp. (a)	104,920	209,117,101
Intuit, Inc.	359,000	219,097,700
Microsoft Corp.	3,410,530	1,385,868,865
Oracle Corp.	1,645,100	276,113,584
ServiceNow, Inc. (a)	278,710	260,033,643
Synopsys, Inc. (a)	305,800	157,061,938
Workday, Inc., Class A (a)	1,036,500	242,385,525
		2,861,549,076

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI Winslow Large Cap Growth Fund

	Shares	Value
Common Stocks (continued)
Specialty Retail 1.2%
O'Reilly Automotive, Inc. (a)	146,020	$ 168,381,503
Technology Hardware, Storage & Peripherals 6.0%
Apple, Inc.	3,790,280	856,262,155
Total Common Stocks (Cost $8,400,616,618)		14,184,082,180
Short-Term Investment 0.9%
Affiliated Investment Company 0.9%
NYLI U.S. Government Liquidity Fund, 4.648% (b)(c)	128,350,922	128,350,922
Total Short-Term Investment (Cost $128,350,922)		128,350,922
Total Investments (Cost $8,528,967,540)	100.5%	14,312,433,102
Other Assets, Less Liabilities	(0.5)	(67,509,534)
Net Assets	100.0%	$ 14,244,923,568

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	As of October 31, 2024, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(c)	Current yield as of October 31, 2024.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 38,040	$ 3,165,980	$ (3,075,669)	$ —	$ —	$ 128,351	$ 4,522	$ —	128,351
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments October 31, 2024†^ (continued)
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 14,184,082,180	$ —	$ —	$ 14,184,082,180
Short-Term Investment
Affiliated Investment Company	128,350,922	—	—	128,350,922
Total Investments in Securities	$ 14,312,433,102	$ —	$ —	$ 14,312,433,102

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI Winslow Large Cap Growth Fund

Statement of Assets and Liabilities as of October 31, 2024
Assets
Investment in unaffiliated securities, at value (identified cost $8,400,616,618)	$14,184,082,180
Investment in affiliated investment companies, at value (identified cost $128,350,922)	128,350,922
Cash	59,229
Receivables:
Fund shares sold	10,383,433
Dividends	2,202,024
Other assets	125,967
Total assets	14,325,203,755
Liabilities
Payables:
Investment securities purchased	51,161,578
Fund shares redeemed	19,605,264
Manager (See Note 3)	7,456,169
Transfer agent (See Note 3)	1,277,979
NYLIFE Distributors (See Note 3)	556,509
Professional fees	156,502
Custodian	43,682
Trustees	8,201
Accrued expenses	14,303
Total liabilities	80,280,187
Net assets	$14,244,923,568
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.01 per share) unlimited number of shares authorized	$11,155,977
Additional paid-in-capital	6,116,139,764
6,127,295,741
Total distributable earnings (loss)	8,117,627,827
Net assets	$14,244,923,568
Class A
Net assets applicable to outstanding shares	$1,609,442,055
Shares of beneficial interest outstanding	146,368,468
Net asset value per share outstanding	$11.00
Maximum sales charge (5.50% of offering price)	0.64
Maximum offering price per share outstanding	$11.64
Investor Class
Net assets applicable to outstanding shares	$65,172,618
Shares of beneficial interest outstanding	6,200,816
Net asset value per share outstanding	$10.51
Maximum sales charge (5.00% of offering price)	0.55
Maximum offering price per share outstanding	$11.06
Class B
Net assets applicable to outstanding shares	$2,256,331
Shares of beneficial interest outstanding	371,882
Net asset value and offering price per share outstanding	$6.07
Class C
Net assets applicable to outstanding shares	$42,296,803
Shares of beneficial interest outstanding	7,008,528
Net asset value and offering price per share outstanding	$6.04
Class I
Net assets applicable to outstanding shares	$7,604,266,727
Shares of beneficial interest outstanding	577,849,025
Net asset value and offering price per share outstanding	$13.16
Class R1
Net assets applicable to outstanding shares	$1,045,850,141
Shares of beneficial interest outstanding	84,501,211
Net asset value and offering price per share outstanding	$12.38
Class R2
Net assets applicable to outstanding shares	$132,363,680
Shares of beneficial interest outstanding	12,265,983
Net asset value and offering price per share outstanding	$10.79
Class R3
Net assets applicable to outstanding shares	$45,091,630
Shares of beneficial interest outstanding	4,843,032
Net asset value and offering price per share outstanding	$9.31
Class R6
Net assets applicable to outstanding shares	$3,697,454,838
Shares of beneficial interest outstanding	276,118,651
Net asset value and offering price per share outstanding	$13.39

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statement of Assets and Liabilities as of October 31, 2024 (continued)
SIMPLE Class
Net assets applicable to outstanding shares	$728,745
Shares of beneficial interest outstanding	70,062
Net asset value and offering price per share outstanding	$10.40
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI Winslow Large Cap Growth Fund

Statement of Operations for the year ended October 31, 2024
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $407,111)	$69,765,295
Dividends-affiliated	4,521,677
Securities lending, net	7,393
Total income	74,294,365
Expenses
Manager (See Note 3)	87,690,455
Transfer agent (See Note 3)	7,791,773
Distribution/Service—Class A (See Note 3)	3,790,950
Distribution/Service—Investor Class (See Note 3)	171,976
Distribution/Service—Class B (See Note 3)	48,297
Distribution/Service—Class C (See Note 3)	436,272
Distribution/Service—Class R2 (See Note 3)	341,635
Distribution/Service—Class R3 (See Note 3)	219,583
Distribution/Service—SIMPLE Class (See Note 3)	3,187
Shareholder service (See Note 3)	1,232,654
Professional fees	816,223
Trustees	350,216
Shareholder communication	293,659
Registration	230,341
Custodian	133,434
Miscellaneous	520,598
Total expenses before waiver/reimbursement	104,071,253
Expense waiver/reimbursement from Manager (See Note 3)	(1,170,619)
Net expenses	102,900,634
Net investment income (loss)	(28,606,269)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	2,775,233,724
Net change in unrealized appreciation (depreciation) on unaffiliated investments	2,437,625,222
Net realized and unrealized gain (loss)	5,212,858,946
Net increase (decrease) in net assets resulting from operations	$5,184,252,677
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Statements of Changes in Net Assets
for the years ended October 31, 2024 and October 31, 2023
	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(28,606,269)	$(19,046,995)
Net realized gain (loss)	2,775,233,724	1,300,340,950
Net change in unrealized appreciation (depreciation)	2,437,625,222	841,465,661
Net increase (decrease) in net assets resulting from operations	5,184,252,677	2,122,759,616
Distributions to shareholders:
Class A	(130,082,500)	(137,076,160)
Investor Class	(7,244,475)	(8,619,202)
Class B	(1,132,819)	(1,794,965)
Class C	(7,147,012)	(8,883,388)
Class I	(595,283,038)	(674,639,763)
Class R1	(86,798,156)	(86,323,034)
Class R2	(12,504,737)	(13,562,024)
Class R3	(4,536,383)	(5,552,262)
Class R6	(313,598,647)	(369,612,028)
SIMPLE Class	(46,846)	(30,895)
Total distributions to shareholders	(1,158,374,613)	(1,306,093,721)
Capital share transactions:
Net proceeds from sales of shares	1,903,650,014	1,751,093,329
Net asset value of shares issued to shareholders in reinvestment of distributions	1,075,112,596	1,210,855,286
Cost of shares redeemed	(4,688,500,477)	(3,204,378,874)
Increase (decrease) in net assets derived from capital share transactions	(1,709,737,867)	(242,430,259)
Net increase (decrease) in net assets	2,316,140,197	574,235,636
Net Assets
Beginning of year	11,928,783,371	11,354,547,735
End of year	$14,244,923,568	$11,928,783,371
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI Winslow Large Cap Growth Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class A	2024	2023	2022	2021	2020
Net asset value at beginning of year	$8.39	$8.03	$14.92	$11.08	$9.59
Net investment income (loss) (a)	(0.04)	(0.03)	(0.04)	(0.07)	(0.03)
Net realized and unrealized gain (loss)	3.60	1.44	(3.74)	4.55	2.58
Total from investment operations	3.56	1.41	(3.78)	4.48	2.55
Less distributions:
From net realized gain on investments	(0.95)	(1.05)	(3.11)	(0.64)	(1.06)
Net asset value at end of year	$11.00	$8.39	$8.03	$14.92	$11.08
Total investment return (b)	45.84%	19.57%	(31.71)%	42.16%	29.44%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.43)%	(0.39)%	(0.37)%	(0.53)%	(0.31)%
Net expenses (c)	0.94%	0.98%	0.96%	0.93%	0.97%
Expenses (before waiver/reimbursement) (c)	0.95%	0.98%(d)	0.96%(d)	0.94%	0.97%
Portfolio turnover rate	70%	81%	77%	66%	44%
Net assets at end of year (in 000’s)	$1,609,442	$1,153,265	$1,065,870	$1,745,833	$1,341,381

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.

	Year Ended October 31,
Investor Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$8.07	$7.78	$14.56	$10.84	$9.42
Net investment income (loss) (a)	(0.06)	(0.05)	(0.05)	(0.08)	(0.04)
Net realized and unrealized gain (loss)	3.45	1.39	(3.62)	4.44	2.52
Total from investment operations	3.39	1.34	(3.67)	4.36	2.48
Less distributions:
From net realized gain on investments	(0.95)	(1.05)	(3.11)	(0.64)	(1.06)
Net asset value at end of year	$10.51	$8.07	$7.78	$14.56	$10.84
Total investment return (b)	45.51%	19.26%	(31.75)%	41.98%	29.19%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.60)%	(0.59)%	(0.52)%	(0.67)%	(0.43)%
Net expenses (c)	1.13%	1.19%	1.11%	1.08%	1.10%
Expenses (before waiver/reimbursement) (c)	1.14%	1.19%(d)	1.11%(d)	1.09%	1.10%
Portfolio turnover rate	70%	81%	77%	66%	44%
Net assets at end of year (in 000's)	$65,173	$61,360	$64,065	$106,354	$110,831

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class B	2024	2023	2022	2021	2020
Net asset value at beginning of year	$5.05	$5.28	$10.96	$8.37	$7.55
Net investment income (loss) (a)	(0.07)	(0.06)	(0.08)	(0.13)	(0.09)
Net realized and unrealized gain (loss)	2.04	0.88	(2.49)	3.36	1.97
Total from investment operations	1.97	0.82	(2.57)	3.23	1.88
Less distributions:
From net realized gain on investments	(0.95)	(1.05)	(3.11)	(0.64)	(1.06)
Net asset value at end of year	$6.07	$5.05	$5.28	$10.96	$8.37
Total investment return (b)	44.44%	18.40%	(32.29)%	40.80%	28.37%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(1.33)%	(1.32)%	(1.27)%	(1.42)%	(1.17)%
Net expenses (c)	1.88%	1.94%	1.86%	1.83%	1.85%
Expenses (before waiver/reimbursement) (c)	1.89%	1.94%(d)	1.86%(d)	1.84%	1.85%
Portfolio turnover rate	70%	81%	77%	66%	44%
Net assets at end of year (in 000’s)	$2,256	$6,235	$9,408	$20,533	$20,172

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.

	Year Ended October 31,
Class C	2024	2023	2022	2021	2020
Net asset value at beginning of year	$5.02	$5.26	$10.93	$8.35	$7.53
Net investment income (loss) (a)	(0.08)	(0.07)	(0.08)	(0.13)	(0.09)
Net realized and unrealized gain (loss)	2.05	0.88	(2.48)	3.35	1.97
Total from investment operations	1.97	0.81	(2.56)	3.22	1.88
Less distributions:
From net realized gain on investments	(0.95)	(1.05)	(3.11)	(0.64)	(1.06)
Net asset value at end of year	$6.04	$5.02	$5.26	$10.93	$8.35
Total investment return (b)	44.73%	18.24%	(32.29)%	40.77%	28.46%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(1.35)%	(1.34)%	(1.27)%	(1.42)%	(1.17)%
Net expenses (c)	1.88%	1.94%	1.86%	1.83%	1.85%
Expenses (before waiver/reimbursement) (c)	1.89%	1.94%(d)	1.86%(d)	1.84%	1.85%
Portfolio turnover rate	70%	81%	77%	66%	44%
Net assets at end of year (in 000’s)	$42,297	$38,923	$46,833	$90,377	$95,761

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI Winslow Large Cap Growth Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class I	2024	2023	2022	2021	2020
Net asset value at beginning of year	$9.85	$9.24	$16.66	$12.28	$10.49
Net investment income (loss) (a)	(0.02)	(0.01)	(0.01)	(0.04)	(0.01)
Net realized and unrealized gain (loss)	4.28	1.68	(4.30)	5.06	2.86
Total from investment operations	4.26	1.67	(4.31)	5.02	2.85
Less distributions:
From net investment income	—	(0.01)	—	—	—
From net realized gain on investments	(0.95)	(1.05)	(3.11)	(0.64)	(1.06)
Total distributions	(0.95)	(1.06)	(3.11)	(0.64)	(1.06)
Net asset value at end of year	$13.16	$9.85	$9.24	$16.66	$12.28
Total investment return (b)	46.17%	19.89%	(31.55)%	42.46%	29.80%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.17)%	(0.14)%	(0.11)%	(0.28)%	(0.06)%
Net expenses (c)	0.69%	0.73%	0.71%	0.68%	0.72%
Expenses (before waiver/reimbursement) (c)	0.70%	0.73%(d)	0.71%(d)	0.69%	0.72%
Portfolio turnover rate	70%	81%	77%	66%	44%
Net assets at end of year (in 000’s)	$7,604,267	$6,217,494	$6,016,574	$8,434,291	$6,824,224

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.

	Year Ended October 31,
Class R1	2024	2023	2022	2021	2020
Net asset value at beginning of year	$9.32	$8.80	$16.03	$11.85	$10.17
Net investment income (loss) (a)	(0.03)	(0.02)	(0.02)	(0.05)	(0.02)
Net realized and unrealized gain (loss)	4.04	1.59	(4.10)	4.87	2.76
Total from investment operations	4.01	1.57	(4.12)	4.82	2.74
Less distributions:
From net investment income	—	(0.00)‡	—	—	—
From net realized gain on investments	(0.95)	(1.05)	(3.11)	(0.64)	(1.06)
Total distributions	(0.95)	(1.05)	(3.11)	(0.64)	(1.06)
Net asset value at end of year	$12.38	$9.32	$8.80	$16.03	$11.85
Total investment return (b)	46.10%	19.73%	(31.62)%	42.30%	29.64%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.27)%	(0.25)%	(0.22)%	(0.38)%	(0.15)%
Net expenses (c)	0.79%	0.83%	0.81%	0.78%	0.82%
Expenses (before waiver/reimbursement) (c)	0.80%	0.83%(d)	0.81%(d)	0.79%	0.82%
Portfolio turnover rate	70%	81%	77%	66%	44%
Net assets at end of year (in 000’s)	$1,045,850	$850,155	$721,142	$1,207,903	$914,359

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R1 shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class R2	2024	2023	2022	2021	2020
Net asset value at beginning of year	$8.25	$7.93	$14.78	$10.99	$9.53
Net investment income (loss) (a)	(0.05)	(0.04)	(0.04)	(0.08)	(0.04)
Net realized and unrealized gain (loss)	3.54	1.41	(3.70)	4.51	2.56
Total from investment operations	3.49	1.37	(3.74)	4.43	2.52
Less distributions:
From net realized gain on investments	(0.95)	(1.05)	(3.11)	(0.64)	(1.06)
Net asset value at end of year	$10.79	$8.25	$7.93	$14.78	$10.99
Total investment return (b)	45.74%	19.29%	(31.74)%	42.04%	29.29%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.52)%	(0.49)%	(0.47)%	(0.63)%	(0.40)%
Net expenses (c)	1.04%	1.08%	1.06%	1.03%	1.07%
Expenses (before waiver/reimbursement) (c)	1.05%	1.08%(d)	1.06%(d)	1.04%	1.07%
Portfolio turnover rate	70%	81%	77%	66%	44%
Net assets at end of year (in 000’s)	$132,364	$111,520	$106,414	$188,790	$159,297

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R2 shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.

	Year Ended October 31,
Class R3	2024	2023	2022	2021	2020
Net asset value at beginning of year	$7.25	$7.10	$13.60	$10.19	$8.93
Net investment income (loss) (a)	(0.07)	(0.05)	(0.06)	(0.10)	(0.06)
Net realized and unrealized gain (loss)	3.08	1.25	(3.33)	4.15	2.38
Total from investment operations	3.01	1.20	(3.39)	4.05	2.32
Less distributions:
From net realized gain on investments	(0.95)	(1.05)	(3.11)	(0.64)	(1.06)
Net asset value at end of year	$9.31	$7.25	$7.10	$13.60	$10.19
Total investment return (b)	45.40%	19.11%	(31.98)%	41.60%	28.99%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.78)%	(0.73)%	(0.72)%	(0.88)%	(0.65)%
Net expenses (c)	1.29%	1.33%	1.31%	1.28%	1.32%
Expenses (before waiver/reimbursement) (c)	1.30%	1.33%(d)	1.31%(d)	1.29%	1.32%
Portfolio turnover rate	70%	81%	77%	66%	44%
Net assets at end of year (in 000’s)	$45,092	$34,337	$38,027	$63,195	$56,657

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R3 shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI Winslow Large Cap Growth Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class R6	2024	2023	2022	2021	2020
Net asset value at beginning of year	$10.00	$9.37	$16.84	$12.39	$10.58
Net investment income (loss) (a)	(0.01)	(0.01)	(0.00)‡	(0.03)	0.00‡
Net realized and unrealized gain (loss)	4.35	1.71	(4.36)	5.12	2.88
Total from investment operations	4.34	1.70	(4.36)	5.09	2.88
Less distributions:
From net investment income	—	(0.02)	—	—	(0.01)
From net realized gain on investments	(0.95)	(1.05)	(3.11)	(0.64)	(1.06)
Total distributions	(0.95)	(1.07)	(3.11)	(0.64)	(1.07)
Net asset value at end of year	$13.39	$10.00	$9.37	$16.84	$12.39
Total investment return (b)	46.29%	19.95%	(31.50)%	42.65%	29.83%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.10)%	(0.05)%	(0.04)%	(0.22)%	0.02%
Net expenses (c)	0.62%	0.64%	0.63%	0.62%	0.64%
Expenses (before waiver/reimbursement) (c)	0.63%	0.64%(d)	0.64%(d)	0.63%	0.64%
Portfolio turnover rate	70%	81%	77%	66%	44%
Net assets at end of year (in 000’s)	$3,697,455	$3,455,134	$3,285,993	$4,782,798	$3,981,812

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.

	Year Ended October 31,				August 31, 2020^ through October 31,
SIMPLE Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$8.00	$7.72	$14.52	$10.84	$11.84*
Net investment income (loss) (a)	(0.07)	(0.05)	(0.07)	(0.12)	(0.02)
Net realized and unrealized gain (loss)	3.42	1.38	(3.62)	4.44	(0.98)
Total from investment operations	3.35	1.33	(3.69)	4.32	(1.00)
Less distributions:
From net realized gain on investments	(0.95)	(1.05)	(3.11)	(0.64)	—
Net asset value at end of year	$10.40	$8.00	$7.72	$14.52	$10.84
Total investment return (b)	45.40%	19.28%	(32.02)%	41.59%	(8.45)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.68)%	(0.68)%	(0.77)%	(0.96)%	(1.00)%††
Net expenses (c)	1.19%	1.24%	1.37%	1.33%	1.32%††
Expenses (before waiver/reimbursement) (c)	1.20%	1.24%(d)	1.38%(d)	1.34%	1.33%††
Portfolio turnover rate	70%	81%	77%	66%	44%
Net assets at end of year (in 000’s)	$729	$358	$220	$71	$23

^	Inception date.
*	Based on the net asset value of Investor Class as of August 31, 2020.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds (the “Trust”) (formerly known as MainStay Funds) was organized on January 9, 1986, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of eleven funds (collectively referred to as the "Funds"). These financial statements and notes relate to the NYLI Winslow Large Cap Growth Fund (formerly known as MainStay Winslow Large Cap Growth Fund) (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	July 1, 1995
Investor Class	February 28, 2008
Class B	April 1, 2005
Class C	April 1, 2005
Class I	April 1, 2005
Class R1	April 1, 2005
Class R2	April 1, 2005
Class R3	April 28, 2006
Class R6	June 17, 2013
SIMPLE Class	August 31, 2020
Class B shares of the New York Life Investments Group of Funds are closed to all new purchases as well as additional investments by existing Class B shareholders. Existing Class B shareholders may continue to reinvest dividends and capital gains distributions, as well as exchange their Class B shares for Class B shares of other funds in the New York Life Investments Group of Funds as permitted by the current exchange privileges. Class B shareholders continue to be subject to any applicable contingent deferred sales charge ("CDSC") at the time of redemption. All other features of the Class B shares, including but not limited to the fees and expenses applicable to Class B shares, remain unchanged. Unless redeemed, Class B shareholders will remain in Class B shares of their respective fund until the Class B shares are converted to Class A or Investor Class shares pursuant to the applicable conversion schedule.
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a CDSC of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. When Class B shares were offered, they were offered at NAV without an initial sales charge, although a CDSC that declines depending on the number of years a shareholder held its Class B shares may be imposed on certain redemptions of such shares made within six years of the date of purchase of such shares. Class I, Class R1, Class R2, Class R3, Class R6 and SIMPLE Class shares are offered at NAV without a sales charge. Depending upon eligibility, Class B shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. In addition, depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, Investor Class shares may convert automatically to Class A shares. SIMPLE Class shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, ten years after the date they were purchased. Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share trans-actions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class B and Class C shares are subject to higher distribution and/or service fees than Class A, Investor Class, Class R2, Class R3 and SIMPLE Class shares. Class I, Class R1 and Class R6 shares are not subject to a distribution and/or service fee. Class R1, Class R2 and Class R3 shares are subject to a shareholder service fee, which is in addition to fees paid under the distribution plans for Class R2 and Class R3 shares.
The Fund's investment objective is to seek long-term growth of capital.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation

16	NYLI Winslow Large Cap Growth Fund

methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2024, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or
17

Notes to Financial Statements (continued)
otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by the Fund may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Fund's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of

18	NYLI Winslow Large Cap Growth Fund

shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agency agreement between the Fund and JPMorgan, and indemnify the Fund against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(H) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund’s Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. Winslow Capital Management, LLC. (“Winslow” or the “Subadvisor”), a registered investment adviser, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and Winslow, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.75% up to $500 million; 0.725% from $500 million to $750 million; 0.71% from $750 million to $1 billion; 0.70% from $1 billion to $2 billion; 0.66% from $2 billion to $3 billion; 0.61% from $3 billion to $7 billion; 0.585% from $7 billion to $9 billion; 0.575% on assets over $9 billion; 0.55% from $11 billion to $13 billion; and 0.525% over $13 billion. During the year ended October 31, 2024, the effective management fee rate was 0.61% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive a portion of its management fee so that the management fee does not exceed 0.55% of the Fund’s average daily net assets from $11 billion to $13 billion; and 0.525% of the Fund’s average daily net assets over $13 billion. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments
19

Notes to Financial Statements (continued)
provides written notice of termination prior to the start of the next term or upon approval of the Board.
New York Life Investments has also contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase and sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class I shares do not exceed 0.88% of the Fund’s average daily net assets. New York Life Investments has also contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class R6 do not exceed those of Class I. These agreements will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
Additionally, New York Life Investments has agreed to further voluntarily waive fees and/or reimburse expenses of the appropriate class of the Fund so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase and sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class R1 shares do not exceed 0.95%. These voluntary waivers or reimbursements may be discontinued at any time without notice.
During the year ended October 31, 2024, New York Life Investments earned fees from the Fund in the amount of $87,690,455 and waived fees and/or reimbursed expenses in the amount of $1,170,619 and paid the Subadvisor fees in the amount of $34,417,723.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A, Investor Class and Class R2 Plans, the Distributor receives a monthly fee from the Class A, Investor Class and Class R2 shares at an annual rate of 0.25% of the average daily net assets of the Class A, Investor Class and Class R2 shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, Class B and Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class B and Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class B and Class C shares, for a total 12b-1 fee of 1.00%. Pursuant to the Class R3 and SIMPLE Class Plans, Class R3 and SIMPLE Class shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class R3 and SIMPLE Class shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class R3 and SIMPLE Class shares, for a total 12b-1 fee of 0.50%. Class I, Class R1 and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
In accordance with the Shareholder Services Plans for the Class R1, Class R2 and Class R3 shares, the Manager has agreed to provide, through its affiliates or independent third parties, various shareholder and administrative support services to shareholders of the Class R1, Class R2 and Class R3 shares. For its services, the Manager, its affiliates or independent third-party service providers are entitled to a shareholder service fee accrued daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the Class R1, Class R2 and Class R3 shares. This is in addition to any fees paid under the Class R2 and Class R3 Plans.
During the year ended October 31, 2024, shareholder service fees incurred by the Fund were as follows:

Class R1	$1,052,083
Class R2	136,654
Class R3	43,917
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the year ended October 31, 2024, were $194,828 and $13,154, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A, Class B and Class C shares during the year ended October 31, 2024, of $5,482, $15 and $3,113, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered

20	NYLI Winslow Large Cap Growth Fund

into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2024, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$1,075,125	$—
Investor Class	176,331	—
Class B	12,563	—
Class C	111,454	—
Class I	5,381,983	—
Class R1	748,844	—
Class R2	97,471	—
Class R3	31,194	—
Class R6	156,376	—
SIMPLE Class	432	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of October 31, 2024, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
SIMPLE Class	$38,207	5.2%
Note 4-Federal Income Tax
As of October 31, 2024, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$8,548,926,056	$5,823,679,688	$(60,172,642)	$5,763,507,046
As of October 31, 2024, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$403,540,733	$1,950,580,048	$—	$5,763,507,046	$8,117,627,827
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sales adjustments.
The following table discloses the current year reclassifications between total distributable earnings (loss) and additional paid-in capital arising from permanent differences; net assets as of October 31, 2024 were not affected.
Total Distributable Earnings (Loss)	Additional Paid-In Capital
$(362,948,378)	$362,948,378
The reclassifications for the Fund are primarily due to utilizing tax equalization.
During the years ended October 31, 2024 and October 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024	2023
Distributions paid from:
Ordinary Income	$172,985,330	$13,433,752
Long-Term Capital Gains	985,389,283	1,292,659,969
Total	$1,158,374,613	$1,306,093,721
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and/or the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
21

Notes to Financial Statements (continued)
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended October 31, 2024, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended October 31, 2024, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2024, purchases and sales of securities, other than short-term securities, were $9,846,259 and $12,698,505, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended October 31, 2024 and October 31, 2023, were as follows:
Class A	Shares	Amount
Year ended October 31, 2024:
Shares sold	21,628,679	$216,052,095
Shares issued to shareholders in reinvestment of distributions	14,162,184	120,236,951
Shares redeemed	(29,434,602)	(297,875,694)
Net increase (decrease) in shares outstanding before conversion	6,356,261	38,413,352
Shares converted into Class A (See Note 1)	2,932,293	29,718,427
Shares converted from Class A (See Note 1)	(423,000)	(4,310,072)
Net increase (decrease)	8,865,554	$63,821,707
Year ended October 31, 2023:
Shares sold	15,983,106	$129,616,235
Shares issued to shareholders in reinvestment of distributions	17,289,578	125,347,772
Shares redeemed	(29,604,181)	(235,655,363)
Net increase (decrease) in shares outstanding before conversion	3,668,503	19,308,644
Shares converted into Class A (See Note 1)	1,268,493	10,288,730
Shares converted from Class A (See Note 1)	(174,362)	(1,381,429)
Net increase (decrease)	4,762,634	$28,215,945

22	NYLI Winslow Large Cap Growth Fund

Investor Class	Shares	Amount
Year ended October 31, 2024:
Shares sold	475,626	$4,529,362
Shares issued to shareholders in reinvestment of distributions	889,705	7,233,401
Shares redeemed	(651,366)	(6,237,107)
Net increase (decrease) in shares outstanding before conversion	713,965	5,525,656
Shares converted into Investor Class (See Note 1)	169,022	1,622,571
Shares converted from Investor Class (See Note 1)	(2,288,140)	(22,258,975)
Net increase (decrease)	(1,405,153)	$(15,110,748)
Year ended October 31, 2023:
Shares sold	594,759	$4,639,901
Shares issued to shareholders in reinvestment of distributions	1,231,575	8,608,707
Shares redeemed	(2,052,819)	(15,881,811)
Net increase (decrease) in shares outstanding before conversion	(226,485)	(2,633,203)
Shares converted into Investor Class (See Note 1)	193,762	1,546,555
Shares converted from Investor Class (See Note 1)	(599,739)	(4,736,436)
Net increase (decrease)	(632,462)	$(5,823,084)

Class B	Shares	Amount
Year ended October 31, 2024:
Shares sold	30,018	$163,286
Shares issued to shareholders in reinvestment of distributions	236,119	1,116,844
Shares redeemed	(330,890)	(1,813,716)
Net increase (decrease) in shares outstanding before conversion	(64,753)	(533,586)
Shares converted from Class B (See Note 1)	(798,987)	(4,475,122)
Net increase (decrease)	(863,740)	$(5,008,708)
Year ended October 31, 2023:
Shares sold	13,930	$64,994
Shares issued to shareholders in reinvestment of distributions	401,754	1,767,718
Shares redeemed	(298,158)	(1,460,234)
Net increase (decrease) in shares outstanding before conversion	117,526	372,478
Shares converted from Class B (See Note 1)	(665,391)	(3,230,081)
Net increase (decrease)	(547,865)	$(2,857,603)

Class C	Shares	Amount
Year ended October 31, 2024:
Shares sold	1,212,235	$6,719,915
Shares issued to shareholders in reinvestment of distributions	1,379,854	6,485,314
Shares redeemed	(2,923,309)	(16,233,380)
Net increase (decrease) in shares outstanding before conversion	(331,220)	(3,028,151)
Shares converted from Class C (See Note 1)	(406,358)	(2,257,707)
Net increase (decrease)	(737,578)	$(5,285,858)
Year ended October 31, 2023:
Shares sold	907,854	$4,372,020
Shares issued to shareholders in reinvestment of distributions	1,816,650	7,956,928
Shares redeemed	(3,484,405)	(16,834,402)
Net increase (decrease) in shares outstanding before conversion	(759,900)	(4,505,454)
Shares converted from Class C (See Note 1)	(399,925)	(1,981,428)
Net increase (decrease)	(1,159,826)	$(6,486,882)

Class I	Shares	Amount
Year ended October 31, 2024:
Shares sold	77,999,551	$928,081,845
Shares issued to shareholders in reinvestment of distributions	53,790,718	545,437,884
Shares redeemed	(185,446,497)	(2,220,470,979)
Net increase (decrease) in shares outstanding before conversion	(53,656,228)	(746,951,250)
Shares converted into Class I (See Note 1)	365,700	4,444,866
Shares converted from Class I (See Note 1)	(198,107)	(2,366,458)
Net increase (decrease)	(53,488,635)	$(744,872,842)
Year ended October 31, 2023:
Shares sold	87,063,257	$813,021,273
Shares issued to shareholders in reinvestment of distributions	72,242,661	614,062,619
Shares redeemed	(178,838,638)	(1,685,015,501)
Net increase (decrease) in shares outstanding before conversion	(19,532,720)	(257,931,609)
Shares converted into Class I (See Note 1)	157,330	1,466,305
Shares converted from Class I (See Note 1)	(201,120)	(1,891,775)
Net increase (decrease)	(19,576,510)	$(258,357,079)

23

Notes to Financial Statements (continued)
Class R1	Shares	Amount
Year ended October 31, 2024:
Shares sold	12,951,182	$146,080,292
Shares issued to shareholders in reinvestment of distributions	9,088,812	86,798,156
Shares redeemed	(28,948,582)	(328,432,191)
Net increase (decrease) in shares outstanding before conversion	(6,908,588)	(95,553,743)
Shares converted into Class R1 (See Note 1)	226,072	2,153,160
Shares converted from Class R1 (See Note 1)	(6,983)	(77,021)
Net increase (decrease)	(6,689,499)	$(93,477,604)
Year ended October 31, 2023:
Shares sold	18,440,679	$167,960,802
Shares issued to shareholders in reinvestment of distributions	10,722,851	86,318,947
Shares redeemed	(19,868,278)	(178,889,345)
Net increase (decrease) in shares outstanding before conversion	9,295,252	75,390,404
Shares converted into Class R1 (See Note 1)	7,150	60,468
Shares converted from Class R1 (See Note 1)	(23,920)	(240,876)
Net increase (decrease)	9,278,482	$75,209,996

Class R2	Shares	Amount
Year ended October 31, 2024:
Shares sold	2,357,115	$22,221,696
Shares issued to shareholders in reinvestment of distributions	1,108,636	9,246,020
Shares redeemed	(4,460,285)	(44,715,985)
Net increase (decrease) in shares outstanding before conversion	(994,534)	(13,248,269)
Shares converted from Class R2 (See Note 1)	(250,589)	(2,104,945)
Net increase (decrease)	(1,245,123)	$(15,353,214)
Year ended October 31, 2023:
Shares sold	2,296,843	$17,881,375
Shares issued to shareholders in reinvestment of distributions	1,391,973	9,938,687
Shares redeemed	(3,601,858)	(28,456,267)
Net increase (decrease) in shares outstanding before conversion	86,958	(636,205)
Shares converted from Class R2 (See Note 1)	(2,389)	(17,227)
Net increase (decrease)	84,569	$(653,432)

Class R3	Shares	Amount
Year ended October 31, 2024:
Shares sold	983,731	$8,272,702
Shares issued to shareholders in reinvestment of distributions	618,158	4,456,920
Shares redeemed	(1,481,700)	(12,590,911)
Net increase (decrease) in shares outstanding before conversion	120,189	138,711
Shares converted from Class R3 (See Note 1)	(10,401)	(88,724)
Net increase (decrease)	109,788	$49,987
Year ended October 31, 2023:
Shares sold	922,756	$6,449,354
Shares issued to shareholders in reinvestment of distributions	870,215	5,473,601
Shares redeemed	(2,412,610)	(16,649,602)
Net increase (decrease)	(619,639)	$(4,726,647)

Class R6	Shares	Amount
Year ended October 31, 2024:
Shares sold	47,250,187	$571,157,117
Shares issued to shareholders in reinvestment of distributions	28,521,267	294,054,260
Shares redeemed	(145,164,961)	(1,759,926,937)
Net increase (decrease)	(69,393,507)	$(894,715,560)
Year ended October 31, 2023:
Shares sold	63,800,380	$606,984,764
Shares issued to shareholders in reinvestment of distributions	40,759,793	351,349,412
Shares redeemed	(109,697,203)	(1,025,523,675)
Net increase (decrease) in shares outstanding before conversion	(5,137,030)	(67,189,499)
Shares converted into Class R6 (See Note 1)	11,946	117,194
Net increase (decrease)	(5,125,084)	$(67,072,305)

SIMPLE Class	Shares	Amount
Year ended October 31, 2024:
Shares sold	39,728	$371,704
Shares issued to shareholders in reinvestment of distributions	5,820	46,846
Shares redeemed	(20,301)	(203,577)
Net increase (decrease)	25,247	$214,973
Year ended October 31, 2023:
Shares sold	13,600	$102,611
Shares issued to shareholders in reinvestment of distributions	4,458	30,895
Shares redeemed	(1,770)	(12,674)
Net increase (decrease)	16,288	$120,832

24	NYLI Winslow Large Cap Growth Fund

Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2024, events and transactions subsequent to October 31, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified, other than the following:
At a meeting held on December 3-4, 2024, the Board approved a proposal to accelerate the conversion of the Fund's Class B shares into Class A or Investor Class shares, based on shareholder eligibility.  The accelerated conversion of Class B shares of the Fund will occur on or about February 28, 2025.
25

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI Winslow Large Cap Growth Fund (formerly MainStay Winslow Large Cap Growth Fund) (the Fund), one of the funds constituting New York Life Investments Funds, including the portfolio of investments, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, the transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 20, 2024
26	NYLI Winslow Large Cap Growth Fund

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years. Accordingly, the Fund paid $985,389,283 as long term capital gain distributions.
For the fiscal year ended October 31, 2024, the Fund designated approximately $60,715,552 under the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.
The dividends paid by the Fund during the fiscal year ended October 31, 2024 should be multiplied by 30.62% to arrive at the amount eligible for the corporate dividend-received deduction.
In February 2025, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2024. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2024.
27

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
28

NYLI MacKay Convertible Fund
(formerly known as MainStay MacKay Convertible Fund)

Annual Report - Financial Statements and Other Information
October 31, 2024

Portfolio of Investments October 31, 2024†^
	Principal Amount	Value
Long-Term Bonds 0.0% ‡
Corporate Bond 0.0% ‡
Hotels, Restaurants & Leisure 0.0% ‡
NCL Corp. Ltd.
5.375%, due 8/1/25	$ 4,000	$ 5,746
Total Long-Term Bonds (Cost $4,000)		5,746

Convertible Securities 94.2%
Convertible Bonds 87.2%
Automobile Components 1.5%
Patrick Industries, Inc.
1.75%, due 12/1/28	16,362,000	22,708,411
Automobiles 1.9%
Ford Motor Co.
(zero coupon), due 3/15/26	24,038,000	23,437,050
Rivian Automotive, Inc.
4.625%, due 3/15/29	7,336,000	6,396,992
		29,834,042
Beverages 1.2%
MGP Ingredients, Inc.
1.875%, due 11/15/41	19,959,000	18,600,511
Biotechnology 8.0%
Alnylam Pharmaceuticals, Inc.
1.00%, due 9/15/27	5,460,000	6,238,050
BioMarin Pharmaceutical, Inc.
1.25%, due 5/15/27 (a)	29,284,000	27,504,997
Bridgebio Pharma, Inc.
2.25%, due 2/1/29	8,746,000	7,206,704
Exact Sciences Corp.
1.75%, due 4/15/31 (b)	30,763,000	30,814,116
Halozyme Therapeutics, Inc.
1.00%, due 8/15/28	17,827,000	19,698,835
Ionis Pharmaceuticals, Inc.
1.75%, due 6/15/28	13,950,000	14,155,762
Mirum Pharmaceuticals, Inc.
4.00%, due 5/1/29	12,752,000	18,565,493
		124,183,957
Broadline Retail 1.7%
Etsy, Inc.
0.125%, due 10/1/26	15,617,000	15,101,639
Match Group Financeco 2, Inc.
0.875%, due 6/15/26 (b)	12,450,000	11,685,686
		26,787,325
	Principal Amount	Value

Commercial Services & Supplies 2.3%
Tetra Tech, Inc.
2.25%, due 8/15/28	$ 26,609,000	$ 35,948,759
Communications Equipment 1.6%
Lumentum Holdings, Inc.
0.50%, due 12/15/26	25,385,000	25,080,380
Consumer Staples Distribution & Retail 1.1%
Chefs' Warehouse, Inc. (The)
2.375%, due 12/15/28	15,112,000	17,089,859
Electric Utilities 3.7%
NRG Energy, Inc.
2.75%, due 6/1/48	14,001,000	30,830,202
PG&E Corp.
4.25%, due 12/1/27 (b)	24,558,000	26,811,196
		57,641,398
Electrical Equipment 0.4%
Array Technologies, Inc.
1.00%, due 12/1/28	7,636,000	5,662,046
Electronic Equipment, Instruments & Components 2.0%
Advanced Energy Industries, Inc.
2.50%, due 9/15/28	18,209,000	19,420,973
OSI Systems, Inc.
2.25%, due 8/1/29 (b)	11,550,000	11,276,255
		30,697,228
Energy Equipment & Services 1.0%
Oil States International, Inc.
4.75%, due 4/1/26	16,250,000	15,892,500
Entertainment 2.3%
Liberty Media Corp.-Liberty Formula One
2.25%, due 8/15/27	13,561,000	15,067,306
Live Nation Entertainment, Inc.
3.125%, due 1/15/29 (a)	16,065,000	20,493,496
		35,560,802
Financial Services 2.7%
Euronet Worldwide, Inc.
0.75%, due 3/15/49	11,900,000	11,751,250
Global Payments, Inc.
1.50%, due 3/1/31 (a)(b)	12,415,000	11,899,777

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Convertible Bonds (continued)
Financial Services (continued)
Shift4 Payments, Inc.
0.50%, due 8/1/27	$ 18,090,000	$ 18,587,475
		42,238,502
Food Products 1.8%
Post Holdings, Inc.
2.50%, due 8/15/27	23,895,000	27,371,722
Ground Transportation 1.3%
Uber Technologies, Inc.
Series 2028
0.875%, due 12/1/28 (b)	17,288,000	20,875,260
Health Care Equipment & Supplies 11.5%
CONMED Corp.
2.25%, due 6/15/27	23,095,000	21,247,400
DexCom, Inc.
0.25%, due 11/15/25	16,375,000	15,642,219
Envista Holdings Corp.
1.75%, due 8/15/28	13,795,000	12,501,719
Haemonetics Corp.
(zero coupon), due 3/1/26	9,226,000	8,538,663
Integer Holdings Corp.
2.125%, due 2/15/28	17,324,000	26,384,452
iRhythm Technologies, Inc.
1.50%, due 9/1/29 (b)	3,615,000	3,304,110
Lantheus Holdings, Inc.
2.625%, due 12/15/27	23,906,000	36,988,558
Merit Medical Systems, Inc.
3.00%, due 2/1/29 (b)	23,436,000	30,396,492
NuVasive, Inc.
0.375%, due 3/15/25	8,085,000	7,955,371
TransMedics Group, Inc.
1.50%, due 6/1/28	13,463,000	15,922,017
		178,881,001
Health Care REITs 1.4%
Welltower OP LLC
3.125%, due 7/15/29 (b)	17,483,000	20,979,600
Health Care Technology 0.7%
Teladoc Health, Inc.
1.25%, due 6/1/27 (a)	11,764,000	10,164,096
	Principal Amount	Value

Hotel & Resort REITs 0.8%
Summit Hotel Properties, Inc.
1.50%, due 2/15/26	$ 12,566,000	$ 11,854,136
Hotels, Restaurants & Leisure 6.4%
Booking Holdings, Inc.
0.75%, due 5/1/25	10,000,000	24,893,722
Carnival Corp.
5.75%, due 12/1/27	13,045,000	23,877,242
Cheesecake Factory, Inc. (The)
0.375%, due 6/15/26	9,208,000	8,890,324
Expedia Group, Inc.
(zero coupon), due 2/15/26	2,822,000	2,733,107
Marriott Vacations Worldwide Corp.
(zero coupon), due 1/15/26	3,110,000	2,900,362
NCL Corp. Ltd.
1.125%, due 2/15/27	20,225,000	20,991,783
Royal Caribbean Cruises Ltd.
6.00%, due 8/15/25	3,620,000	15,047,887
		99,334,427
Household Durables 0.9%
Meritage Homes Corp.
1.75%, due 5/15/28 (b)	13,302,000	14,186,583
Household Products 0.5%
Spectrum Brands, Inc.
3.375%, due 6/1/29 (b)	7,412,000	7,525,548
Interactive Media & Services 0.6%
Snap, Inc.
0.50%, due 5/1/30 (b)	4,705,000	4,225,090
Ziff Davis, Inc.
1.75%, due 11/1/26	5,220,000	4,864,388
		9,089,478
IT Services 2.6%
Akamai Technologies, Inc.
0.375%, due 9/1/27	16,800,000	17,333,400
MongoDB, Inc.
0.25%, due 1/15/26	7,075,000	9,461,044
Okta, Inc.
0.125%, due 9/1/25	5,611,000	5,394,977
Snowflake, Inc.
(zero coupon), due 10/1/27 (b)	8,175,000	8,424,337
		40,613,758

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI MacKay Convertible Fund

	Principal Amount	Value
Convertible Bonds (continued)
Machinery 0.7%
Greenbrier Cos., Inc. (The)
2.875%, due 4/15/28	$ 8,991,000	$ 10,809,430
Media 1.6%
Liberty Broadband Corp.
3.125%, due 3/31/53 (b)	9,263,000	9,189,830
Sirius XM Holdings, Inc.
3.75%, due 3/15/28	13,850,000	15,345,800
		24,535,630
Oil, Gas & Consumable Fuels 2.9%
Kosmos Energy Ltd.
3.125%, due 3/15/30 (b)	14,590,000	13,104,271
Northern Oil & Gas, Inc.
3.625%, due 4/15/29	12,935,000	14,994,899
Permian Resources Operating LLC
3.25%, due 4/1/28	6,937,000	16,532,952
		44,632,122
Passenger Airlines 2.3%
American Airlines Group, Inc.
6.50%, due 7/1/25	7,040,000	7,444,800
Southwest Airlines Co.
1.25%, due 5/1/25	27,566,000	27,945,032
		35,389,832
Pharmaceuticals 1.2%
Amphastar Pharmaceuticals, Inc.
2.00%, due 3/15/29	17,252,000	18,568,339
Pacira BioSciences, Inc.
0.75%, due 8/1/25	1,000	957
		18,569,296
Professional Services 0.3%
Parsons Corp.
2.625%, due 3/1/29 (b)	3,638,000	4,714,848
Real Estate Management & Development 1.0%
Zillow Group, Inc.
1.375%, due 9/1/26	11,325,000	15,656,812
2.75%, due 5/15/25	5,000	5,412
		15,662,224
Semiconductors & Semiconductor Equipment 4.0%
Enphase Energy, Inc.
(zero coupon), due 3/1/26	15,816,000	14,720,742
	Principal Amount	Value

Semiconductors & Semiconductor Equipment (continued)
Impinj, Inc.
1.125%, due 5/15/27	$ 4,665,000	$ 8,320,961
MKS Instruments, Inc.
1.25%, due 6/1/30 (b)	9,215,000	8,906,297
ON Semiconductor Corp.
0.50%, due 3/1/29	23,069,000	23,116,291
SolarEdge Technologies, Inc.
(zero coupon), due 9/15/25	7,790,000	7,264,175
		62,328,466
Software 10.7%
Bentley Systems, Inc.
0.125%, due 1/15/26	3,570,000	3,532,515
Datadog, Inc.
0.125%, due 6/15/25	9,636,000	13,394,040
Dropbox, Inc.
(zero coupon), due 3/1/28	11,036,000	10,670,433
Five9, Inc.
1.00%, due 3/15/29 (b)	5,835,000	4,967,044
Guidewire Software, Inc.
1.25%, due 11/1/29 (b)	11,315,000	11,535,643
Nice Ltd.
(zero coupon), due 9/15/25	26,605,000	25,500,892
Nutanix, Inc.
0.25%, due 10/1/27	16,097,000	19,807,358
Palo Alto Networks, Inc.
0.375%, due 6/1/25	5,160,000	18,720,480
Progress Software Corp.
3.50%, due 3/1/30 (b)	3,590,000	4,229,704
Q2 Holdings, Inc.
0.75%, due 6/1/26	4,395,000	4,949,110
Rapid7, Inc.
1.25%, due 3/15/29	6,025,000	5,769,944
Tyler Technologies, Inc.
0.25%, due 3/15/26	14,176,000	17,939,728
Vertex, Inc.
0.75%, due 5/1/29 (b)	4,856,000	6,405,064
Workiva, Inc.
1.25%, due 8/15/28	7,850,000	7,445,333
Zscaler, Inc.
0.125%, due 7/1/25	8,613,000	10,904,058
		165,771,346
Specialty Retail 0.8%
Burlington Stores, Inc.
1.25%, due 12/15/27	9,505,000	12,865,018
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Convertible Bonds (continued)
Technology Hardware, Storage & Peripherals 1.8%
Seagate HDD Cayman
3.50%, due 6/1/28	$ 13,575,000	$ 18,224,437
Western Digital Corp.
3.00%, due 11/15/28 (b)	6,875,000	9,834,688
		28,059,125
Total Convertible Bonds (Cost $1,222,907,790)		1,352,138,666

	Shares

Convertible Preferred Stocks 7.0%
Aerospace & Defense 0.8%
Boeing Co. (The)
6.00% (c)	226,200	12,153,726
Banks 1.9%
Bank of America Corp.
Series L
7.25% (d)	12,072	14,908,920
Wells Fargo & Co.
Series L
7.50% (d)	11,552	14,265,334
		29,174,254
Capital Markets 0.7%
ARES Management Corp.
Series B
6.75% (c)	195,700	10,548,230
Electric Utilities 1.3%
NextEra Energy, Inc.
6.926%	450,000	20,137,500
Financial Services 1.4%
Apollo Global Management, Inc.
6.75%	289,050	22,074,748
Machinery 0.5%
Chart Industries, Inc.
Series B
6.75%	163,900	8,088,465
	Shares	Value

Technology Hardware, Storage & Peripherals 0.4%
Hewlett Packard Enterprise Co.
7.625% (c)	113,250	$ 6,551,513
Total Convertible Preferred Stocks (Cost $100,887,516)		108,728,436
Total Convertible Securities (Cost $1,323,795,306)		1,460,867,102
Common Stock 0.6%
Life Sciences Tools & Services 0.6%
Danaher Corp.	36,473	8,959,957
Total Common Stock (Cost $9,283,624)		8,959,957
Short-Term Investments 6.4%
Affiliated Investment Company 4.9%
NYLI U.S. Government Liquidity Fund, 4.648% (e)(f)	76,207,783	76,207,783
Unaffiliated Investment Companies 1.5%
BlackRock Liquidity FedFund, 4.859% (f)(g)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund, 4.853% (f)(g)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, 4.855% (f)(g)	10,807,915	10,807,915
Morgan Stanley Institutional Liquidity Fund Government Portfolio, 4.873% (f)(g)	10,000,000	10,000,000
		22,807,915
Total Short-Term Investments (Cost $99,015,698)		99,015,698
Total Investments (Cost $1,432,098,628)	101.2%	1,568,848,503
Other Assets, Less Liabilities	(1.2)	(18,046,192)
Net Assets	100.0%	$ 1,550,802,311

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI MacKay Convertible Fund

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.

(a)	All or a portion of this security was held on loan. As of October 31, 2024, the aggregate market value of securities on loan was $22,237,368. The Fund received cash collateral with a value of $22,807,915. (See Note 2(G))
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Non-income producing security.
(d)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	As of October 31, 2024, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(f)	Current yield as of October 31, 2024.
(g)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 121,939	$ 514,441	$ (560,172)	$ —	$ —	$ 76,208	$ 3,438	$ —	76,208
Abbreviation(s):
REIT—Real Estate Investment Trust
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments October 31, 2024†^ (continued)
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bond	$ —	$ 5,746	$ —	$ 5,746
Total Corporate Bond	—	5,746	—	5,746
Convertible Securities
Convertible Bonds	—	1,352,138,666	—	1,352,138,666
Convertible Preferred Stocks	108,728,436	—	—	108,728,436
Total Convertible Securities	108,728,436	1,352,138,666	—	1,460,867,102
Common Stock	8,959,957	—	—	8,959,957
Short-Term Investments
Affiliated Investment Company	76,207,783	—	—	76,207,783
Unaffiliated Investment Companies	22,807,915	—	—	22,807,915
Total Short-Term Investments	99,015,698	—	—	99,015,698
Total Investments in Securities	$ 216,704,091	$ 1,352,144,412	$ —	$ 1,568,848,503

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI MacKay Convertible Fund

Statement of Assets and Liabilities as of October 31, 2024
Assets
Investment in unaffiliated securities, at value (identified cost $1,355,890,845) including securities on loan of $22,237,368	$1,492,640,720
Investment in affiliated investment companies, at value (identified cost $76,207,783)	76,207,783
Cash	2,497
Receivables:
Dividends and interest	5,726,356
Fund shares sold	1,102,266
Securities lending	41,149
Other assets	62,880
Total assets	1,575,783,651
Liabilities
Cash collateral received for securities on loan	22,807,915
Payables:
Fund shares redeemed	962,219
Manager (See Note 3)	679,917
Transfer agent (See Note 3)	310,758
NYLIFE Distributors (See Note 3)	175,689
Professional fees	27,930
Custodian	11,192
Trustees	389
Accrued expenses	5,331
Total liabilities	24,981,340
Net assets	$1,550,802,311
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.01 per share) unlimited number of shares authorized	$802,579
Additional paid-in-capital	1,361,790,005
1,362,592,584
Total distributable earnings (loss)	188,209,727
Net assets	$1,550,802,311
Class A
Net assets applicable to outstanding shares	$665,125,203
Shares of beneficial interest outstanding	34,456,003
Net asset value per share outstanding	$19.30
Maximum sales charge (5.50% of offering price)	1.12
Maximum offering price per share outstanding	$20.42
Investor Class
Net assets applicable to outstanding shares	$39,482,685
Shares of beneficial interest outstanding	2,046,299
Net asset value per share outstanding	$19.29
Maximum sales charge (5.00% of offering price)	1.02
Maximum offering price per share outstanding	$20.31
Class B
Net assets applicable to outstanding shares	$962,519
Shares of beneficial interest outstanding	51,341
Net asset value and offering price per share outstanding	$18.75
Class C
Net assets applicable to outstanding shares	$27,835,918
Shares of beneficial interest outstanding	1,487,267
Net asset value and offering price per share outstanding	$18.72
Class I
Net assets applicable to outstanding shares	$817,395,986
Shares of beneficial interest outstanding	42,216,976
Net asset value and offering price per share outstanding	$19.36

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Statement of Operations for the year ended October 31, 2024
Investment Income (Loss)
Income
Interest	$20,727,766
Dividends-unaffiliated	5,238,315
Dividends-affiliated	3,437,609
Securities lending, net	1,194,999
Total income	30,598,689
Expenses
Manager (See Note 3)	8,568,045
Distribution/Service—Class A (See Note 3)	1,667,108
Distribution/Service—Investor Class (See Note 3)	102,139
Distribution/Service—Class B (See Note 3)	19,313
Distribution/Service—Class C (See Note 3)	297,013
Transfer agent (See Note 3)	1,860,805
Professional fees	164,590
Registration	102,740
Shareholder communication	70,637
Custodian	45,691
Trustees	37,697
Miscellaneous	70,127
Total expenses before waiver/reimbursement	13,005,905
Expense waiver/reimbursement from Manager (See Note 3)	(637,728)
Net expenses	12,368,177
Net investment income (loss)	18,230,512
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	80,328,248
Net change in unrealized appreciation (depreciation) on unaffiliated investments	145,435,707
Net realized and unrealized gain (loss)	225,763,955
Net increase (decrease) in net assets resulting from operations	$243,994,467
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI MacKay Convertible Fund

Statements of Changes in Net Assets
for the years ended October 31, 2024 and October 31, 2023
	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$18,230,512	$18,793,748
Net realized gain (loss)	80,328,248	37,264,047
Net change in unrealized appreciation (depreciation)	145,435,707	(77,962,200)
Net increase (decrease) in net assets resulting from operations	243,994,467	(21,904,405)
Distributions to shareholders:
Class A	(27,087,727)	(28,543,013)
Investor Class	(1,568,166)	(1,663,727)
Class B	(83,826)	(165,522)
Class C	(1,021,182)	(1,214,881)
Class I	(35,581,743)	(36,064,849)
Total distributions to shareholders	(65,342,644)	(67,651,992)
Capital share transactions:
Net proceeds from sales of shares	282,697,150	347,611,752
Net asset value of shares issued to shareholders in reinvestment of distributions	61,142,556	63,333,222
Cost of shares redeemed	(491,720,355)	(426,265,819)
Increase (decrease) in net assets derived from capital share transactions	(147,880,649)	(15,320,845)
Net increase (decrease) in net assets	30,771,174	(104,877,242)
Net Assets
Beginning of year	1,520,031,137	1,624,908,379
End of year	$1,550,802,311	$1,520,031,137
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class A	2024	2023	2022	2021	2020
Net asset value at beginning of year	$17.21	$18.22	$25.40	$20.90	$17.81
Net investment income (loss) (a)	0.19	0.18	0.07	0.05	0.06
Net realized and unrealized gain (loss)	2.64	(0.45)	(2.50)	6.01	3.47
Total from investment operations	2.83	(0.27)	(2.43)	6.06	3.53
Less distributions:
From net investment income	(0.74)	(0.29)	(0.26)	(0.13)	(0.13)
From net realized gain on investments	—	(0.45)	(4.49)	(1.43)	(0.31)
Total distributions	(0.74)	(0.74)	(4.75)	(1.56)	(0.44)
Net asset value at end of year	$19.30	$17.21	$18.22	$25.40	$20.90
Total investment return (b)	16.73%	(1.54)%	(11.12)%	30.06%	20.27%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.02%	1.03%	0.37%	0.19%	0.33%
Net expenses (c)	0.94%	0.94%	0.93%	0.91%	0.96%
Portfolio turnover rate	35%	33%	14%	49%	46%
Net assets at end of year (in 000’s)	$665,125	$643,975	$710,774	$891,433	$657,626

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
Investor Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$17.20	$18.21	$25.39	$20.90	$17.80
Net investment income (loss) (a)	0.14	0.14	0.03	(0.00)‡	0.03
Net realized and unrealized gain (loss)	2.65	(0.45)	(2.50)	6.00	3.47
Total from investment operations	2.79	(0.31)	(2.47)	6.00	3.50
Less distributions:
From net investment income	(0.70)	(0.25)	(0.22)	(0.08)	(0.09)
From net realized gain on investments	—	(0.45)	(4.49)	(1.43)	(0.31)
Total distributions	(0.70)	(0.70)	(4.71)	(1.51)	(0.40)
Net asset value at end of year	$19.29	$17.20	$18.21	$25.39	$20.90
Total investment return (b)	16.47%	(1.77)%	(11.31)%	29.77%	20.08%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.78%	0.79%	0.17%	(0.01)%	0.13%
Net expenses (c)	1.18%	1.18%	1.12%	1.12%	1.16%
Portfolio turnover rate	35%	33%	14%	49%	46%
Net assets at end of year (in 000's)	$39,483	$39,301	$43,581	$53,738	$57,829

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI MacKay Convertible Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class B	2024	2023	2022	2021	2020
Net asset value at beginning of year	$16.75	$17.75	$24.95	$20.67	$17.68
Net investment income (loss) (a)	0.01	0.01	(0.11)	(0.18)	(0.11)
Net realized and unrealized gain (loss)	2.57	(0.44)	(2.45)	5.93	3.44
Total from investment operations	2.58	(0.43)	(2.56)	5.75	3.33
Less distributions:
From net investment income	(0.58)	(0.12)	(0.15)	(0.04)	(0.03)
From net realized gain on investments	—	(0.45)	(4.49)	(1.43)	(0.31)
Total distributions	(0.58)	(0.57)	(4.64)	(1.47)	(0.34)
Net asset value at end of year	$18.75	$16.75	$17.75	$24.95	$20.67
Total investment return (b)	15.62%	(2.51)%	(11.97)%	28.79%	19.15%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.04%	0.04%	(0.59)%	(0.76)%	(0.61)%
Net expenses (c)	1.93%	1.93%	1.87%	1.87%	1.91%
Portfolio turnover rate	35%	33%	14%	49%	46%
Net assets at end of year (in 000’s)	$963	$2,876	$6,170	$10,226	$10,454

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
Class C	2024	2023	2022	2021	2020
Net asset value at beginning of year	$16.72	$17.72	$24.92	$20.64	$17.65
Net investment income (loss) (a)	0.01	0.01	(0.11)	(0.18)	(0.11)
Net realized and unrealized gain (loss)	2.57	(0.44)	(2.45)	5.93	3.44
Total from investment operations	2.58	(0.43)	(2.56)	5.75	3.33
Less distributions:
From net investment income	(0.58)	(0.12)	(0.15)	(0.04)	(0.03)
From net realized gain on investments	—	(0.45)	(4.49)	(1.43)	(0.31)
Total distributions	(0.58)	(0.57)	(4.64)	(1.47)	(0.34)
Net asset value at end of year	$18.72	$16.72	$17.72	$24.92	$20.64
Total investment return (b)	15.65%	(2.51)%	(11.99)%	28.84%	19.18%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.03%	0.04%	(0.58)%	(0.77)%	(0.61)%
Net expenses (c)	1.93%	1.93%	1.87%	1.87%	1.91%
Portfolio turnover rate	35%	33%	14%	49%	46%
Net assets at end of year (in 000’s)	$27,836	$30,340	$38,837	$55,754	$52,999

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class I	2024	2023	2022	2021	2020
Net asset value at beginning of year	$17.26	$18.27	$25.46	$20.95	$17.85
Net investment income (loss) (a)	0.25	0.24	0.13	0.12	0.13
Net realized and unrealized gain (loss)	2.65	(0.45)	(2.51)	6.02	3.48
Total from investment operations	2.90	(0.21)	(2.38)	6.14	3.61
Less distributions:
From net investment income	(0.80)	(0.35)	(0.32)	(0.20)	(0.20)
From net realized gain on investments	—	(0.45)	(4.49)	(1.43)	(0.31)
Total distributions	(0.80)	(0.80)	(4.81)	(1.63)	(0.51)
Net asset value at end of year	$19.36	$17.26	$18.27	$25.46	$20.95
Total investment return (b)	17.12%	(1.20)%	(10.84)%	30.43%	20.71%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.35%	1.36%	0.69%	0.49%	0.68%
Net expenses (c)	0.61%	0.61%	0.61%	0.61%	0.61%
Expenses (before waiver/reimbursement) (c)	0.69%	0.69%	0.68%	0.66%	0.71%
Portfolio turnover rate	35%	33%	14%	49%	46%
Net assets at end of year (in 000’s)	$817,396	$803,539	$825,546	$991,630	$852,739

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI MacKay Convertible Fund

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds (the “Trust”) (formerly known as MainStay Funds) was organized on January 9, 1986, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of eleven funds (collectively referred to as the "Funds"). These financial statements and notes relate to the NYLI MacKay Convertible Fund (formerly known as MainStay MacKay Convertible Fund) (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	January 3, 1995
Investor Class	February 28, 2008
Class B	May 1, 1986
Class C	September 1, 1998
Class I	November 28, 2008
Class B shares of the New York Life Investments Group of Funds are closed to all new purchases as well as additional investments by existing Class B shareholders. Existing Class B shareholders may continue to reinvest dividends and capital gains distributions, as well as exchange their Class B shares for Class B shares of other funds in the New York Life Investments Group of Funds as permitted by the current exchange privileges. Class B shareholders continue to be subject to any applicable contingent deferred sales charge ("CDSC") at the time of redemption. All other features of the Class B shares, including but not limited to the fees and expenses applicable to Class B shares, remain unchanged. Unless redeemed, Class B shareholders will remain in Class B shares of their respective fund until the Class B shares are converted to Class A or Investor Class shares pursuant to the applicable conversion schedule.
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a CDSC of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. When Class B shares were offered, they were offered at NAV without an initial sales charge, although a CDSC that declines depending on the number of years a shareholder held its Class B shares may be imposed on certain redemptions of such shares made within six years of the date of purchase of such shares. Class I shares are offered at NAV without a sales charge. Depending upon eligibility, Class B shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. In addition, depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class B and Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek capital appreciation together with current income.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing

15

Notes to Financial Statements (continued)
inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2024, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant

16	NYLI MacKay Convertible Fund

exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Certain convertible preferred stocks may be valued utilizing evaluated prices based on market inputs obtained from the pricing vendor and are generally categorized as Level 2 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least quarterly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Fund are accreted and amortized, respectively, on the effective interest rate method. Premium associated with the conversion feature on a convertible bond is not amortized.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
17

Notes to Financial Statements (continued)
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agency agreement between the Fund and JPMorgan, and indemnify the Fund against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the
Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(H) Debt and Convertible Securities Risk.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates.
Convertible securities may be subordinate to other securities. In part, the total return for a convertible security depends upon the performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments.
(I) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.

18	NYLI MacKay Convertible Fund

Effective February 28, 2024, pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.60% up to $500 million; 0.55% from $500 million to $1 billion; 0.50% from $1 billion to $2 billion; 0.49% from $2 billion to $5 billion; and 0.48% in excess of $5 billion.
Prior to February 28, 2024, the Fund paid the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.60% up to $500 million; 0.55% from $500 million to $1 billion; 0.50% from $1 billion to $2 billion; and 0.49% in excess of $2 billion.
During the year ended October 31, 2024, the effective management fee rate was 0.55% of the Fund’s average daily net assets.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) of Class I shares do not exceed 0.61% of the Fund's average net assets. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended October 31, 2024, New York Life Investments earned fees from the Fund in the amount of $8,568,045 and waived fees and/or reimbursed expenses in the amount of $637,728 and paid the Subadvisor fees in the amount of $3,965,167.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, Class B and Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class B and Class C shares along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class B and Class C shares, for a total 12b-1 fee of 1.00%. Class I shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the year ended October 31, 2024, were $62,552 and $4,410, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A, Class B and Class C shares during the year ended October 31, 2024, of $6,998, $18 and $1,153, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2024, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$719,797	$—
Investor Class	141,473	—
Class B	6,703	—
Class C	102,834	—
Class I	889,998	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's
19

Notes to Financial Statements (continued)
prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of October 31, 2024, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class I	$4,481,944	0.5%
Note 4-Federal Income Tax
As of October 31, 2024, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$1,440,886,019	$181,185,558	$(53,223,074)	$127,962,484
As of October 31, 2024, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$36,468,001	$23,779,242	$—	$127,962,484	$188,209,727
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to 305(c) convertible bond adjustment.
The following table discloses the current year reclassifications between total distributable earnings (loss) and additional paid-in capital arising from permanent differences; net assets as of October 31, 2024 were not affected.
Total Distributable Earnings (Loss)	Additional Paid-In Capital
$(6,458,276)	$6,458,276
The reclassifications for the Fund are primarily due to utilizing tax equalization.
The Fund utilized $9,406,988 of capital loss carryforwards during the year ended October 31, 2024.
During the years ended October 31, 2024 and October 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024	2023
Distributions paid from:
Ordinary Income	$65,342,644	$40,381,747
Long-Term Capital Gains	—	27,270,245
Total	$65,342,644	$67,651,992
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and/or the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended October 31, 2024, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended

20	NYLI MacKay Convertible Fund

October 31, 2024, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2024, purchases and sales of securities, other than short-term securities, were $525,575 and $677,191, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended October 31, 2024 and October 31, 2023, were as follows:
Class A	Shares	Amount
Year ended October 31, 2024:
Shares sold	1,943,542	$35,820,219
Shares issued to shareholders in reinvestment of distributions	1,448,194	26,307,941
Shares redeemed	(6,669,177)	(122,639,974)
Net increase (decrease) in shares outstanding before conversion	(3,277,441)	(60,511,814)
Shares converted into Class A (See Note 1)	349,802	6,469,980
Shares converted from Class A (See Note 1)	(39,623)	(730,305)
Net increase (decrease)	(2,967,262)	$(54,772,139)
Year ended October 31, 2023:
Shares sold	2,423,754	$43,368,024
Shares issued to shareholders in reinvestment of distributions	1,580,362	27,763,616
Shares redeemed	(5,759,217)	(102,449,513)
Net increase (decrease) in shares outstanding before conversion	(1,755,101)	(31,317,873)
Shares converted into Class A (See Note 1)	292,723	5,217,744
Shares converted from Class A (See Note 1)	(120,039)	(2,134,796)
Net increase (decrease)	(1,582,417)	$(28,234,925)

Investor Class	Shares	Amount
Year ended October 31, 2024:
Shares sold	58,275	$1,069,822
Shares issued to shareholders in reinvestment of distributions	86,040	1,560,211
Shares redeemed	(219,646)	(4,048,360)
Net increase (decrease) in shares outstanding before conversion	(75,331)	(1,418,327)
Shares converted into Investor Class (See Note 1)	49,848	916,666
Shares converted from Investor Class (See Note 1)	(213,126)	(3,979,037)
Net increase (decrease)	(238,609)	$(4,480,698)
Year ended October 31, 2023:
Shares sold	79,210	$1,411,033
Shares issued to shareholders in reinvestment of distributions	94,454	1,657,134
Shares redeemed	(216,142)	(3,855,341)
Net increase (decrease) in shares outstanding before conversion	(42,478)	(787,174)
Shares converted into Investor Class (See Note 1)	52,216	943,603
Shares converted from Investor Class (See Note 1)	(117,435)	(2,079,514)
Net increase (decrease)	(107,697)	$(1,923,085)

Class B	Shares	Amount
Year ended October 31, 2024:
Shares sold	757	$13,232
Shares issued to shareholders in reinvestment of distributions	4,584	80,524
Shares redeemed	(36,096)	(644,668)
Net increase (decrease) in shares outstanding before conversion	(30,755)	(550,912)
Shares converted from Class B (See Note 1)	(89,579)	(1,603,765)
Net increase (decrease)	(120,334)	$(2,154,677)
Year ended October 31, 2023:
Shares sold	712	$12,215
Shares issued to shareholders in reinvestment of distributions	9,324	158,942
Shares redeemed	(47,825)	(826,321)
Net increase (decrease) in shares outstanding before conversion	(37,789)	(655,164)
Shares converted from Class B (See Note 1)	(138,081)	(2,414,958)
Net increase (decrease)	(175,870)	$(3,070,122)

21

Notes to Financial Statements (continued)
Class C	Shares	Amount
Year ended October 31, 2024:
Shares sold	182,249	$3,257,105
Shares issued to shareholders in reinvestment of distributions	56,774	995,384
Shares redeemed	(521,564)	(9,321,797)
Net increase (decrease) in shares outstanding before conversion	(282,541)	(5,069,308)
Shares converted from Class C (See Note 1)	(44,682)	(796,589)
Net increase (decrease)	(327,223)	$(5,865,897)
Year ended October 31, 2023:
Shares sold	270,449	$4,696,902
Shares issued to shareholders in reinvestment of distributions	69,055	1,175,113
Shares redeemed	(660,914)	(11,384,382)
Net increase (decrease) in shares outstanding before conversion	(321,410)	(5,512,367)
Shares converted from Class C (See Note 1)	(55,296)	(966,980)
Net increase (decrease)	(376,706)	$(6,479,347)

Class I	Shares	Amount
Year ended October 31, 2024:
Shares sold	13,199,592	$242,536,772
Shares issued to shareholders in reinvestment of distributions	1,764,439	32,198,496
Shares redeemed	(19,293,164)	(355,065,556)
Net increase (decrease) in shares outstanding before conversion	(4,329,133)	(80,330,288)
Shares converted into Class I (See Note 1)	41,363	764,094
Shares converted from Class I (See Note 1)	(58,017)	(1,041,044)
Net increase (decrease)	(4,345,787)	$(80,607,238)
Year ended October 31, 2023:
Shares sold	16,680,198	$298,123,578
Shares issued to shareholders in reinvestment of distributions	1,847,776	32,578,417
Shares redeemed	(17,223,174)	(307,750,262)
Net increase (decrease) in shares outstanding before conversion	1,304,800	22,951,733
Shares converted into Class I (See Note 1)	119,564	2,132,701
Shares converted from Class I (See Note 1)	(39,362)	(697,800)
Net increase (decrease)	1,385,002	$24,386,634
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2024, events and transactions subsequent to October 31, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified, other than the following:
At a meeting held on December 3-4, 2024, the Board approved a proposal to accelerate the conversion of the Fund’s Class B shares into Class A or Investor Class shares, based on shareholder eligibility.  The accelerated conversion of Class B shares of the Fund will occur on or about February 28, 2025.

22	NYLI MacKay Convertible Fund

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI MacKay Convertible Fund (formerly MainStay MacKay Convertible Fund) (the Fund), one of the funds constituting New York Life Investments Funds (formerly MainStay Funds), including the portfolio of investments, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2024, by correspondence with custodians and the transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 20, 2024
23

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years.
For the fiscal year ended October 31, 2024, the Fund designated approximately $22,863,528 under the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.
The dividends paid by the Fund during the fiscal year ended October 31, 2024 should be multiplied by 10.18% to arrive at the amount eligible for the corporate dividend-received deduction.
In February 2025, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2024. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2024.
24	NYLI MacKay Convertible Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
25

NYLI Money Market Fund
(formerly known as MainStay Money Market Fund)

Annual Report - Financial Statements and Other Information
October 31, 2024

Portfolio of Investments October 31, 2024†^
	Principal Amount	Value
Short-Term Investments 100.0%
Commercial Paper 50.8%
Apple, Inc.
4.776%, due 12/3/24	$ 15,000,000	$ 14,936,667
Canadian Imperial Bank of Commerce
4.813%, due 11/14/24	20,000,000	19,965,333
CDP Financial, Inc.
4.845%, due 11/4/24	20,000,000	19,991,933
Credit Agricole Corporate and Investment Bank
4.835%, due 11/5/20	20,000,000	19,989,268
Hershey Co. (The)
4.788%, due 11/26/24	20,000,000	19,933,750
Hydro-Quebec
4.687%, due 12/3/24	20,000,000	19,917,333
John Deere Financial, Inc.
4.969%, due 11/15/24	20,000,000	19,961,656
Kenvue, Inc.
4.784%, due 11/20/24	20,000,000	19,949,861
National Rural Utilities Cooperative Finance Corp.
4.921%, due 11/18/24	20,000,000	19,954,283
Northern Illinois Gas Co.
4.901%, due 11/25/24	20,000,000	19,934,933
Pacific Life Short Term Funding LLC
4.839%, due 11/5/24	20,000,000	19,989,267
Sanofi SA
4.859%, due 11/15/24	20,000,000	19,962,355
TotalEnergies Capital SA
4.85%, due 11/21/24	20,000,000	19,946,333
Toyota Motor Credit Corp.
5.114%, due 3/4/25	10,000,000	10,000,000
Wisconsin Public Service Corp.
4.855%, due 11/1/24	20,000,000	20,000,000
Total Commercial Paper (Cost $284,432,972)		284,432,972
Repurchase Agreements 29.4%
BMO Capital Markets 4.82%, dated 10/31/24 due 11/1/24 Proceeds at Maturity $55,000,000 (Collateralized by United States Treasury security with a rate of 0.00% and maturity dates between 08/15/2028 and 08/15/2033, with a Principal Amount of $78,232,750 and a Market Value of $56,100,000)	55,000,000	55,000,000
	Principal Amount	Value

Repurchase Agreements (continued)
BofA Securities, Inc.
4.84%, dated 10/31/24
due 11/1/24
Proceeds at Maturity $75,000,025
(Collateralized by United States Treasury securities with rates between 0.00% and 4.25% and maturity dates between 03/15/2027 and 05/15/2045, with a Principal Amount of $155,181,600 and a Market Value of $76,500,026)	$ 75,000,000	$ 75,000,000
RBC Capital Markets LLC 4.84%, dated 10/31/24 due 11/1/24 Proceeds at Maturity $15,085,083 (Collateralized by United States Treasury securities with rates between 0.875% and 3.875% and maturity dates between 06/30/2026 and 05/15/2051, with a Principal Amount of $19,926,300 and a Market Value of $15,386,785)	15,083,000	15,083,000
TD Securities, Inc. 4.84%, dated 10/31/24 due 11/1/24 Proceeds at Maturity $20,000,001 (Collateralized by United States Treasury securities with rates between 3.875% and 4.125% and maturity dates between 05/15/2043 and 08/15/2044, with a Principal Amount of $21,533,400 and a Market Value of $20,400,001)	20,000,000	20,000,000
Total Repurchase Agreements (Cost $165,083,000)		165,083,000
U.S. Treasury Debt 19.8%
U.S. Treasury Bills (a)
4.697%, due 11/19/24	9,300,000	9,278,238

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Short-Term Investments (continued)
U.S. Treasury Debt (continued)
U.S. Treasury Bills (a) (continued)
4.74%, due 11/12/24	$ 62,300,000	$ 62,210,102
4.775%, due 11/5/24	39,500,000	39,479,120
Total U.S. Treasury Debt (Cost $110,967,460)		110,967,460
Total Short-Term Investments (Cost $560,483,432)	100.0%	560,483,432
Other Assets, Less Liabilities	(0.0)‡	(215,278)
Net Assets	100.0%	$ 560,268,154

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Interest rate shown represents yield to maturity.
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Short-Term Investments
Commercial Paper	$ —	$ 284,432,972	$ —	$ 284,432,972
Repurchase Agreements	—	165,083,000	—	165,083,000
U.S. Treasury Debt	—	110,967,460	—	110,967,460
Total Investments in Securities	$ —	$ 560,483,432	$ —	$ 560,483,432

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI Money Market Fund

Statement of Assets and Liabilities as of October 31, 2024
Assets
Investment in securities, at value (amortized cost $395,400,432)	$395,400,432
Repurchase agreements, at value (amortized cost $165,083,000)	165,083,000
Cash	4,571
Receivables:
Interest	61,475
Fund shares sold	7,040
Other assets	49,385
Total assets	560,605,903
Liabilities
Payables:
Manager (See Note 3)	189,043
Transfer agent (See Note 3)	99,828
Professional fees	13,905
Custodian	6,571
Trustees	62
Shareholder communication	22
Accrued expenses	423
Dividends payable	27,895
Total liabilities	337,749
Net assets	$560,268,154
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.01 per share) unlimited number of shares authorized	$5,602,762
Additional paid-in-capital	554,632,983
560,235,745
Total distributable earnings (loss)	32,409
Net assets	$560,268,154
Class A
Net assets applicable to outstanding shares	$508,557,160
Shares of beneficial interest outstanding	508,552,731
Net asset value and offering price per share outstanding	$1.00
Investor Class
Net assets applicable to outstanding shares	$14,945,673
Shares of beneficial interest outstanding	14,955,198
Net asset value and offering price per share outstanding	$1.00
Class B
Net assets applicable to outstanding shares	$20,504,706
Shares of beneficial interest outstanding	20,507,855
Net asset value and offering price per share outstanding	$1.00
Class C
Net assets applicable to outstanding shares	$14,912,361
Shares of beneficial interest outstanding	14,912,140
Net asset value and offering price per share outstanding	$1.00
SIMPLE Class
Net assets applicable to outstanding shares	$1,348,254
Shares of beneficial interest outstanding	1,348,244
Net asset value and offering price per share outstanding	$1.00

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Operations for the year ended October 31, 2024
Investment Income (Loss)
Income
Interest	$29,501,620
Expenses
Manager (See Note 3)	2,161,055
Transfer agent (See Note 3)	566,393
Registration	117,138
Professional fees	96,591
Custodian	30,469
Shareholder communication	22,001
Trustees	13,140
Miscellaneous	13,505
Total expenses before waiver/reimbursement	3,020,292
Expense waiver/reimbursement from Manager (See Note 3)	(46,310)
Net expenses	2,973,982
Net investment income (loss)	26,527,638
Realized Gain (Loss)
Net realized gain (loss) on investments	4,893
Net increase (decrease) in net assets resulting from operations	$26,532,531
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI Money Market Fund

Statements of Changes in Net Assets
for the years ended October 31, 2024 and October 31, 2023
	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$26,527,638	$21,627,510
Net realized gain (loss)	4,893	3,598
Net increase (decrease) in net assets resulting from operations	26,532,531	21,631,108
Distributions to shareholders:
Class A	(24,078,443)	(19,296,985)
Investor Class	(736,933)	(738,241)
Class B	(979,752)	(920,152)
Class C	(687,049)	(664,134)
SIMPLE Class	(45,462)	(7,996)
Total distributions to shareholders	(26,527,639)	(21,627,508)
Capital share transactions:
Net proceeds from sales of shares	423,577,085	467,513,223
Net asset value of shares issued to shareholders in reinvestment of distributions	25,936,920	21,108,528
Cost of shares redeemed	(430,803,217)	(436,011,790)
Increase (decrease) in net assets derived from capital share transactions	18,710,788	52,609,961
Net increase (decrease) in net assets	18,715,680	52,613,561
Net Assets
Beginning of year	541,552,474	488,938,913
End of year	$560,268,154	$541,552,474
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class A	2024	2023	2022	2021	2020
Net asset value at beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss) (a)	0.05	0.04	0.01	0.00‡	0.00‡
Net realized and unrealized gain (loss)	0.00‡	0.00‡	0.00‡	0.00‡	0.00‡
Total from investment operations	0.05	0.04	0.01	0.00‡	0.00‡
Less distributions:
From net investment income	(0.05)	(0.04)	(0.01)	(0.00)‡	(0.00)‡
Net asset value at end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return (b)	5.00%	4.42%	0.70%	0.01%	0.45%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.88%	4.35%	0.75%	0.01%	0.37%
Net expenses	0.52%	0.52%	0.37%	0.12%	0.39%
Expenses (before waiver/reimbursement)	0.52%	0.52%	0.52%	0.54%	0.55%
Net assets at end of year (in 000’s)	$508,557	$487,114	$427,378	$354,743	$415,041

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions.

	Year Ended October 31,
Investor Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss) (a)	0.05	0.04	0.01	0.00‡	0.00‡
Net realized and unrealized gain (loss)	0.00‡	0.00‡	0.00‡	0.00‡	0.00‡
Total from investment operations	0.05	0.04	0.01	0.00‡	0.00‡
Less distributions:
From net investment income	(0.05)	(0.04)	(0.01)	(0.00)‡	(0.00)‡
Net asset value at end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return (b)	4.70%	4.13%	0.56%	0.01%	0.35%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.61%	4.04%	0.53%	0.01%	0.33%
Net expenses	0.80%	0.80%	0.49%	0.12%	0.51%
Expenses (before waiver/reimbursement)	0.89%	0.87%	0.84%	0.96%	0.91%
Net assets at end of year (in 000's)	$14,946	$17,025	$19,327	$22,096	$28,427

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI Money Market Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class B	2024	2023	2022	2021	2020
Net asset value at beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss) (a)	0.05	0.04	0.01	0.00‡	0.00‡
Net realized and unrealized gain (loss)	0.00‡	0.00‡	0.00‡	0.00‡	0.00‡
Total from investment operations	0.05	0.04	0.01	0.00‡	0.00‡
Less distributions:
From net investment income	(0.05)	(0.04)	(0.01)	(0.00)‡	(0.00)‡
Net asset value at end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return (b)	4.70%	4.13%	0.56%	0.01%	0.35%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.61%	4.05%	0.54%	0.01%	0.35%
Net expenses	0.80%	0.80%	0.49%	0.12%	0.52%
Expenses (before waiver/reimbursement)	0.89%	0.87%	0.84%	0.97%	0.90%
Net assets at end of year (in 000’s)	$20,505	$22,152	$23,696	$25,709	$30,215

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions.

	Year Ended October 31,
Class C	2024	2023	2022	2021	2020
Net asset value at beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss) (a)	0.05	0.04	0.01	0.00‡	0.00‡
Net realized and unrealized gain (loss)	0.00‡	0.00‡	0.00‡	0.00‡	0.00‡
Total from investment operations	0.05	0.04	0.01	0.00‡	0.00‡
Less distributions:
From net investment income	(0.05)	(0.04)	(0.01)	(0.00)‡	(0.00)‡
Net asset value at end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return (b)	4.70%	4.13%	0.56%	0.01%	0.35%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.61%	4.02%	0.55%	0.01%	0.27%
Net expenses	0.80%	0.80%	0.52%	0.12%	0.50%
Expenses (before waiver/reimbursement)	0.89%	0.87%	0.84%	0.96%	0.90%
Net assets at end of year (in 000’s)	$14,912	$15,087	$18,464	$17,941	$28,171

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Year Ended October 31,				August 31, 2020^ through October 31,
SIMPLE Class	2024	2023	2022	2021	2020
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss) (a)	0.05	0.04	0.01	0.00‡	(0.00)‡
Net realized and unrealized gain (loss)	0.00‡	0.00‡	0.00‡	0.00‡	0.00‡
Total from investment operations	0.05	0.04	0.01	0.00‡	0.00‡
Less distributions:
From net investment income	(0.05)	(0.04)	(0.01)	(0.00)‡	(0.00)‡
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return (b)	5.05%	4.33%	0.56%	0.01%	0.00%‡‡
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.90%	4.32%	0.58%	0.01%	(0.02)%††
Net expenses	0.47%	0.59%	0.51%	0.12%	0.19%††
Expenses (before waiver/reimbursement)	0.47%	0.59%	0.84%	0.97%	0.95%††
Net assets at end of period (in 000’s)	$1,348	$175	$74	$25	$25

^	Inception date.
‡	Less than one cent per share.
‡‡	Less than one-tenth percent.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI Money Market Fund

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds (the “Trust”) (formerly known as MainStay Funds) was organized on January 9, 1986, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of eleven funds (collectively referred to as the "Funds"). These financial statements and notes relate to the NYLI Money Market Fund (formerly known as MainStay Money Market Fund) (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	January 3, 1995
Investor Class	February 28, 2008
Class B	May 1, 1986
Class C	September 1, 1998
SIMPLE Class	August 31, 2020
Class A, Class C, Investor Class and SIMPLE Class shares are offered at net asset value (“NAV”) without an initial sales charge. Class B shares of the MainStay Group of Funds are closed to all new purchases as well as additional investments by existing Class B shareholders. Existing Class B shareholders may continue to reinvest dividends and capital gains distributions, as well as exchange their Class B shares for Class B shares of other funds in the MainStay Group of Funds as permitted by the current exchange privileges. All other features of the Class B shares, including but not limited to the fees and expenses applicable to Class B shares, remain unchanged. Unless redeemed, Class B shareholders will remain in Class B shares of their respective fund until the Class B shares are converted to Class A or Investor Class shares pursuant to the applicable conversion schedule. Depending upon eligibility, Class B shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, Investor Class shares may convert automatically to Class A shares. SIMPLE Class shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, ten years after the date they were purchased. Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions.
The Fund's investment objective is to seek a high level of current income while preserving capital and maintaining liquidity.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Valuation of Shares. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share by using the amortized cost method of valuation, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
(B) Securities Valuation.  Securities are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate per the requirements of Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security.
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which

11

Notes to Financial Statements (continued)
market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
Securities valued at amortized cost are not obtained from a quoted price in an active market and are generally categorized as Level 2 in the hierarchy. The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. As of
October 31, 2024, the aggregate value by input level of the Fund’s assets and liabilities is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation

12	NYLI Money Market Fund

methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(C) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and declares and pays distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is accrued daily and discounts and premiums on securities purchased for the Fund are accreted and amortized, respectively, on the straight-line method. The straight-line method approximates the effective interest rate for short-term investments.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(F) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Repurchase Agreements.  The Fund may enter into repurchase agreements (i.e., buy a security from another party with the agreement that it will be sold back in the future) to earn income. The Fund may enter into repurchase agreements only with counterparties, usually financial institutions, that are deemed by the Manager or the Subadvisor to be creditworthy, pursuant to guidelines established by the Board. During the term of any repurchase agreement, the Manager or the Subadvisor will continue to monitor the creditworthiness of the counterparty. Under the 1940 Act, repurchase agreements are considered to be collateralized loans by the Fund to the counterparty secured by the securities transferred to the Fund.
Repurchase agreements are subject to counterparty risk, meaning the Fund could lose money by the counterparty’s failure to perform under the terms of the agreement. The Fund mitigates this risk by ensuring the repurchase agreement is collateralized by cash, U.S. government securities, fixed income securities and/or other securities. The collateral is held by the Fund's custodian and valued daily on a mark to market basis to determine if the value, including accrued interest, exceeds the repurchase price. In the event of the counterparty’s default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, such as in the event of default or bankruptcy by the counterparty, realization and/or retention of the collateral may be limited or subject to delay, to legal proceedings and possible realized loss to the Fund.
(I) Debt Securities Risk.  The Fund’s investments may include securities such as variable rate notes, floaters and mortgage-related and asset-backed securities. If expectations about changes in interest rates or assessments of an issuer’s credit worthiness or market conditions are incorrect, investments in these types of securities could lose money for the Fund.
The Fund may also invest in U.S. dollar-denominated securities of foreign issuers, which carry certain risks in addition to the usual risks inherent in domestic instruments. Foreign regulatory regimes and securities markets
13

Notes to Financial Statements (continued)
can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from future adverse political or economic developments and possible imposition of foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(J) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. NYL Investors LLC ("NYL Investors" or ''Subadvisor''), a registered investment adviser and a direct, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and NYL Investors, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.40% up to $500 million; 0.35% from $500 million to $1 billion; and 0.30% in excess of $1 billion. During the year ended October 31, 2024, the effective management fee rate was 0.40% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Class A, 0.70%; Investor Class, 0.80%; Class B, 0.80%; Class C, 0.80% and SIMPLE Class, 0.80%. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
New York Life Investments may voluntarily waive fees or reimburse expenses of the Fund to the extent it deems appropriate to enhance the yield of the Fund’s during periods when expenses have a significant impact on the yield of the Fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and in addition to any contractual arrangements that may be in place with respect to the Fund and described in the Fund’s prospectus.
During the year ended October 31, 2024, New York Life Investments earned fees from the Fund in the amount of $2,161,055 and paid the Subadvisor in the amount of $1,057,372. Additionally, New York Life Investments reimbursed expenses in the amount of $46,310, without which the Fund's total returns would have been lower.
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Sales Charges.   Although the Fund does not assess a CDSC upon redemption of Class B or Class C shares of the Fund, the applicable CDSC will be assessed when shares are redeemed from the Fund if the shareholder previously exchanged his or her investment into the Fund from another fund within the NYLI Group of Funds. The Fund was advised that the Distributor received from shareholders the proceeds from CDSCs

14	NYLI Money Market Fund

of Class A, Investor Class, Class B and Class C during the year ended October 31, 2024, of $32,720, $22, $17,036 and $2,108, respectively.
(C) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2024, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$337,206	$—
Investor Class	70,076	—
Class B	93,338	—
Class C	65,558	—
SIMPLE Class	215	—
(D) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(E) Capital. As of October 31, 2024, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
SIMPLE Class	$27,453	2.0%
Note 4-Federal Income Tax
The amortized cost also represents the aggregate cost for federal income tax purposes.
As of October 31, 2024, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$65,140	$(4,836)	$(27,895)	$—	$32,409
As of October 31, 2024, for federal income tax purposes, capital loss carryforwards of $4,836, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$5	$—
The Fund utilized $612 of capital loss carryforwards during the year ended October 31, 2024.
During the years ended October 31, 2024 and October 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024	2023
Distributions paid from:
Ordinary Income	$26,527,639	$21,627,508
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and/or the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended October 31, 2024, there were no interfund loans made or outstanding with respect to the Fund.
15

Notes to Financial Statements (continued)
Note 7–Capital Share Transactions
Transactions in capital shares for the years ended October 31, 2024 and October 31, 2023, were as follows:
Class A (at $1 per share)	Shares
Year ended October 31, 2024:
Shares sold	407,873,140
Shares issued to shareholders in reinvestment of distributions	23,526,198
Shares redeemed	(413,641,312)
Net increase (decrease) in shares outstanding before conversion	17,758,026
Shares converted into Class A (See Note 1)	3,713,240
Shares converted from Class A (See Note 1)	(32,745)
Net increase (decrease)	21,438,521
Year ended October 31, 2023:
Shares sold	448,938,701
Shares issued to shareholders in reinvestment of distributions	18,818,104
Shares redeemed	(414,117,186)
Net increase (decrease) in shares outstanding before conversion	53,639,619
Shares converted into Class A (See Note 1)	6,170,381
Shares converted from Class A (See Note 1)	(77,698)
Net increase (decrease)	59,732,302

Investor Class (at $1 per share)	Shares
Year ended October 31, 2024:
Shares sold	7,872,046
Shares issued to shareholders in reinvestment of distributions	717,707
Shares redeemed	(7,090,446)
Net increase (decrease) in shares outstanding before conversion	1,499,307
Shares converted into Investor Class (See Note 1)	80,125
Shares converted from Investor Class (See Note 1)	(3,658,572)
Net increase (decrease)	(2,079,140)
Year ended October 31, 2023:
Shares sold	11,047,443
Shares issued to shareholders in reinvestment of distributions	717,723
Shares redeemed	(8,087,178)
Net increase (decrease) in shares outstanding before conversion	3,677,988
Shares converted into Investor Class (See Note 1)	82,400
Shares converted from Investor Class (See Note 1)	(6,062,419)
Net increase (decrease)	(2,302,031)

Class B (at $1 per share)	Shares
Year ended October 31, 2024:
Shares sold	354,164
Shares issued to shareholders in reinvestment of distributions	968,135
Shares redeemed	(2,905,807)
Net increase (decrease) in shares outstanding before conversion	(1,583,508)
Shares converted from Class B (See Note 1)	(64,072)
Net increase (decrease)	(1,647,580)
Year ended October 31, 2023:
Shares sold	817,072
Shares issued to shareholders in reinvestment of distributions	909,328
Shares redeemed	(3,183,969)
Net increase (decrease) in shares outstanding before conversion	(1,457,569)
Shares converted into Class B (See Note 1)	20,761
Shares converted from Class B (See Note 1)	(107,393)
Net increase (decrease)	(1,544,201)

Class C (at $1 per share)	Shares
Year ended October 31, 2024:
Shares sold	4,993,253
Shares issued to shareholders in reinvestment of distributions	681,749
Shares redeemed	(5,822,497)
Net increase (decrease) in shares outstanding before conversion	(147,495)
Shares converted from Class C (See Note 1)	(26,889)
Net increase (decrease)	(174,384)
Year ended October 31, 2023:
Shares sold	6,312,161
Shares issued to shareholders in reinvestment of distributions	655,669
Shares redeemed	(10,319,185)
Net increase (decrease) in shares outstanding before conversion	(3,351,355)
Shares converted from Class C (See Note 1)	(26,031)
Net increase (decrease)	(3,377,386)

SIMPLE Class (at $1 per share)	Shares
Year ended October 31, 2024:
Shares sold	2,483,317
Shares issued to shareholders in reinvestment of distributions	43,131
Shares redeemed	(1,341,991)
Net increase (decrease) in shares outstanding before conversion	1,184,457
Shares converted from SIMPLE Class (See Note 1)	(11,086)
Net increase (decrease)	1,173,371
Year ended October 31, 2023:
Shares sold	397,607
Shares issued to shareholders in reinvestment of distributions	7,704
Shares redeemed	(304,265)
Net increase (decrease)	101,046

16	NYLI Money Market Fund

Note 8–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2024, events and transactions subsequent to October 31, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified, other than the following:
At a meeting held on December 3-4, 2024, the Board approved a proposal to accelerate the conversion of the Fund's Class B shares into Class A or Investor Class shares, based on shareholder eligibility.  The accelerated conversion of Class B shares of the Fund will occur on or about February 28, 2025.
17

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI Money Market Fund (formerly MainStay Money Market Fund) (the Fund), one of the funds constituting New York Life Investments Funds, including the portfolio of investments, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 20, 2024
18	NYLI Money Market Fund

Federal Income Tax Information
(Unaudited)
In February 2025, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2024. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2024.
19

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
20

NYLI Income Builder Fund
(formerly known as MainStay Income Builder Fund)

Annual Report - Financial Statements and Other Information
October 31, 2024

Portfolio of Investments October 31, 2024†^
	Principal Amount	Value
Long-Term Bonds 35.5%
Asset-Backed Securities 2.8%
Automobile Asset-Backed Securities 1.1%
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class G
12.748%, due 5/17/32 (a)	$ 631,767	$ 641,312
Exeter Automobile Receivables Trust
Series 2021-3A, Class E
3.04%, due 12/15/28 (a)	855,000	819,814
Series 2022-2A, Class E
6.34%, due 10/15/29 (a)	1,765,000	1,739,347
Series 2023-4A, Class D
6.95%, due 12/17/29	175,000	180,251
Series 2022-3A, Class E
9.09%, due 1/15/30 (a)	790,000	785,533
Series 2022-5A, Class E
10.45%, due 4/15/30 (a)	405,000	434,228
Flagship Credit Auto Trust (a)
Series 2021-1, Class D
1.27%, due 3/15/27	1,220,000	1,175,409
Series 2020-3, Class D
2.50%, due 9/15/26	580,000	571,558
Series 2022-2, Class D
5.80%, due 4/17/28	1,450,000	1,342,760
GLS Auto Receivables Issuer Trust
Series 2024-3A, Class D
5.53%, due 2/18/31 (a)	1,015,000	1,012,098
Huntington Bank Auto Credit-Linked Notes (a)(b)
Series 2024-1, Class D
10.14% (SOFR 30A + 5.25%), due 5/20/32	746,525	760,164
Series 2024-2, Class E
12.355% (SOFR 30A + 7.50%), due 10/20/32	950,000	950,000
OneMain Direct Auto Receivables Trust
Series 2019-1A, Class D
4.68%, due 4/14/31 (a)	770,000	757,499
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class F
12.24%, due 12/15/33 (a)	695,898	717,248
		11,887,221
	Principal Amount	Value

Other Asset-Backed Securities 1.7%
AGL CLO 32 Ltd.
Series 2024-32A, Class A1
6.645% (3 Month SOFR + 1.38%), due 7/21/37 (a)(b)	$ 800,000	$ 803,212
AGL CLO 35 Ltd.
Series 2024-35A, Class A2
(zero coupon) (3 Month SOFR + 1.55%), due 1/21/38 (a)(b)(c)	250,000	250,000
American Airlines Pass-Through Trust
Series 2016-2, Class AA
3.20%, due 6/15/28	443,360	417,394
Series 2016-2, Class A
3.65%, due 6/15/28	1,030,160	954,614
ARES Direct Lending CLO 3 LLC
Series 2024-3A, Class A2
6.19% (3 Month SOFR + 1.75%), due 1/20/37 (a)(b)(c)	450,000	450,078
British Airways Pass-Through Trust
Series 2021-1, Class A
2.90%, due 3/15/35 (a)	1,748,779	1,546,952
CF Hippolyta Issuer LLC (a)
Series 2021-1A, Class A1
1.53%, due 3/15/61	1,121,512	1,050,501
Series 2020-1, Class A2
1.99%, due 7/15/60	1,216,022	1,090,139
CVS Pass-Through Trust
5.789%, due 1/10/26 (a)	30,813	30,843
Golub Capital Partners CLO 76 B Ltd.
Series 2024-76A, Class A1
6.112% (3 Month SOFR + 1.37%), due 10/25/37 (a)(b)	650,000	650,748
Home Partners of America Trust
Series 2021-2, Class B
2.302%, due 12/17/26 (a)	485,084	457,453
HPEFS Equipment Trust
Series 2024-1A, Class D
5.82%, due 11/20/31 (a)	1,265,000	1,281,007
Ivy Hill Middle Market Credit Fund VII Ltd.
Series 7A, Class AR3
6.256% (3 Month SOFR + 1.60%), due 10/15/36 (a)(b)	450,000	450,216
Navient Private Education Refi Loan Trust (a)
Series 2021-BA, Class A
0.94%, due 7/15/69	389,829	348,854
Series 2020-EA, Class A
1.69%, due 5/15/69	547,847	504,986

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Asset-Backed Securities (continued)
Other Asset-Backed Securities (continued)
New Economy Assets Phase 1 Sponsor LLC (a)
Series 2021-1, Class A1
1.91%, due 10/20/61	$ 1,110,000	$ 1,014,247
Series 2021-1, Class B1
2.41%, due 10/20/61	435,000	385,133
OCP CLO Ltd.
Series 2017-14A, Class A1R
6.111% (3 Month SOFR + 1.37%), due 7/20/37 (a)(b)	650,000	651,342
Owl Rock CLO XX LLC
Series 2024-20A, Class C
6.649% (3 Month SOFR + 2.10%), due 10/24/34 (a)(b)(c)	500,000	500,094
Rad CLO 25 Ltd.
Series 2024-25A, Class A1
6.781% (3 Month SOFR + 1.46%), due 7/20/37 (a)(b)	450,000	451,674
Regatta XI Funding Ltd.
Series 2018-1A, Class AR
6.047% (3 Month SOFR + 1.40%), due 7/17/37 (a)(b)	650,000	653,257
Signal Peak CLO 12 Ltd.
Series 2022-12A, Class A1R
6.032% (3 Month SOFR + 1.40%), due 7/18/37 (a)(b)	530,000	532,770
Silver Point Scf CLO I Ltd.
Series 2021-1A, Class A2R
6.798% (3 Month SOFR + 1.95%), due 10/15/36 (a)(b)	450,000	450,688
Stifel SBA IO Trust
Series 2024-1A, Class A2
1.268%, due 6/25/50 (a)(d)(e)	16,626,751	641,693
Subway Funding LLC
Series 2024-3A, Class A23
5.914%, due 7/30/54 (a)	920,000	898,012
Texas Debt Capital CLO Ltd.
Series 2024-2A, Class B
6.256% (3 Month SOFR + 1.70%), due 1/24/37 (a)(b)(c)	500,000	500,089
United Airlines Pass-Through Trust
Series 2020-1, Class A
5.875%, due 10/15/27	896,219	916,324
		17,882,320
Total Asset-Backed Securities (Cost $30,291,275)		29,769,541
	Principal Amount	Value
Corporate Bonds 13.0%
Aerospace & Defense 0.1%
Boeing Co. (The)
6.528%, due 5/1/34 (a)	$ 570,000	$ 600,978
Airlines 0.5%
American Airlines, Inc. (a)
5.50%, due 4/20/26	700,000	697,897
5.75%, due 4/20/29	850,000	841,702
Delta Air Lines, Inc. (a)
4.50%, due 10/20/25	360,000	358,264
4.75%, due 10/20/28	2,125,000	2,101,301
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (a)	1,023,000	1,033,097
		5,032,261
Apparel 0.0% ‡
Tapestry, Inc.
7.85%, due 11/27/33	450,000	459,790
Auto Manufacturers 0.8%
Ford Motor Credit Co. LLC
2.30%, due 2/10/25	200,000	198,212
2.70%, due 8/10/26	940,000	897,038
4.125%, due 8/17/27	1,050,000	1,014,721
6.80%, due 5/12/28	730,000	756,148
6.95%, due 3/6/26	660,000	672,981
General Motors Financial Co., Inc.
2.35%, due 1/8/31	810,000	681,698
2.70%, due 6/10/31	1,080,000	918,311
4.30%, due 4/6/29	680,000	656,454
Nissan Motor Acceptance Co. LLC
1.85%, due 9/16/26 (a)	3,205,000	2,983,195
		8,778,758
Banks 4.5%
Australia & New Zealand Banking Group Ltd.
5.731% (5 Year Treasury Constant Maturity Rate + 1.618%), due 9/18/34 (a)(b)	1,155,000	1,171,122
Banco Santander SA
5.294%, due 8/18/27	1,800,000	1,813,380
6.35%, due 3/14/34	1,000,000	1,037,533
Bank of America Corp. (f)
2.496%, due 2/13/31	1,600,000	1,414,708
2.572%, due 10/20/32	1,195,000	1,016,127
Series MM
4.30%, due 1/28/25 (g)	449,000	445,545

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI Income Builder Fund

	Principal Amount	Value
Corporate Bonds (continued)
Banks (continued)
Barclays plc
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28 (b)(g)	$ 2,000,000	$ 1,764,861
BNP Paribas SA (a)
3.052%, due 1/13/31 (f)	1,170,000	1,057,368
4.625% (5 Year Treasury Constant Maturity Rate + 3.196%), due 1/12/27 (b)(g)	1,450,000	1,354,856
BPCE SA
2.045%, due 10/19/27 (a)(f)	1,255,000	1,183,844
Citigroup, Inc.
5.411% (5 Year Treasury Constant Maturity Rate + 1.73%), due 9/19/39 (b)	815,000	788,779
6.625%, due 6/15/32	770,000	831,399
Citizens Financial Group, Inc.
2.638%, due 9/30/32	1,720,000	1,401,533
Comerica, Inc.
5.982%, due 1/30/30 (f)	1,075,000	1,089,115
Credit Agricole SA
4.75% (5 Year Treasury Constant Maturity Rate + 3.237%), due 3/23/29 (a)(b)(g)	941,000	844,178
Deutsche Bank AG
3.035%, due 5/28/32 (f)	600,000	519,223
6.091% (SOFR + 1.219%), due 11/16/27 (b)	1,945,000	1,937,329
First Horizon Bank
5.75%, due 5/1/30	1,555,000	1,552,061
First Horizon Corp.
4.00%, due 5/26/25	2,100,000	2,081,853
Goldman Sachs Group, Inc. (The)
1.431%, due 3/9/27 (f)	1,255,000	1,198,648
1.992%, due 1/27/32 (f)	1,165,000	971,799
6.75%, due 10/1/37	444,000	487,209
Huntington Bancshares, Inc.
5.709%, due 2/2/35 (f)	1,085,000	1,097,498
Intesa Sanpaolo SpA
7.00%, due 11/21/25 (a)	585,000	596,578
KeyBank NA
4.90%, due 8/8/32	870,000	830,656
KeyCorp
6.401%, due 3/6/35 (f)	520,000	548,694
Lloyds Banking Group plc
4.582%, due 12/10/25	1,038,000	1,031,030
4.65%, due 3/24/26	1,690,000	1,678,078
	Principal Amount	Value

Banks (continued)
Lloyds Banking Group plc (continued)
4.976% (1 Year Treasury Constant Maturity Rate + 2.30%), due 8/11/33 (b)	$ 870,000	$ 848,102
Mizuho Financial Group, Inc.
5.579% (1 Year Treasury Constant Maturity Rate + 1.30%), due 5/26/35 (b)	355,000	363,532
Morgan Stanley (f)
2.484%, due 9/16/36	2,115,000	1,724,702
2.511%, due 10/20/32	1,530,000	1,297,713
NatWest Group plc
5.778% (1 Year Treasury Constant Maturity Rate + 1.50%), due 3/1/35 (b)	695,000	709,597
Nordea Bank Abp
6.30% (5 Year Treasury Constant Maturity Rate + 2.66%), due 9/25/31 (a)(b)(g)	300,000	286,832
Santander Holdings USA, Inc.
6.499%, due 3/9/29 (f)	735,000	757,498
Societe Generale SA (a)(b)(g)
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26	935,000	877,263
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30	1,300,000	1,101,756
Standard Chartered plc
1.822% (1 Year Treasury Constant Maturity Rate + 0.95%), due 11/23/25 (a)(b)	1,060,000	1,057,458
Truist Financial Corp.
5.153%, due 8/5/32 (f)	1,020,000	1,012,509
UBS Group AG (a)
3.091%, due 5/14/32 (f)	1,040,000	916,896
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (b)(g)	2,090,000	1,766,469
4.751% (1 Year Treasury Constant Maturity Rate + 1.75%), due 5/12/28 (b)	410,000	407,873
6.442%, due 8/11/28 (f)	365,000	378,922
Wells Fargo & Co.
3.35%, due 3/2/33 (f)	935,000	830,781
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Banks (continued)
Westpac Banking Corp.
3.02% (5 Year Treasury Constant Maturity Rate + 1.53%), due 11/18/36 (b)	$ 1,255,000	$ 1,071,952
		47,154,859
Biotechnology 0.1%
Amgen, Inc.
5.75%, due 3/2/63	540,000	540,781
Chemicals 0.4%
Braskem Netherlands Finance BV
4.50%, due 1/10/28 (a)	1,535,000	1,439,383
Huntsman International LLC
4.50%, due 5/1/29	1,862,000	1,788,561
Sasol Financing USA LLC
8.75%, due 5/3/29 (a)	1,260,000	1,295,012
		4,522,956
Commercial Services 0.1%
Ashtead Capital, Inc.
4.00%, due 5/1/28 (a)	935,000	900,905
Computers 0.3%
Dell International LLC
3.375%, due 12/15/41	2,090,000	1,569,969
8.10%, due 7/15/36	1,242,000	1,501,045
		3,071,014
Diversified Financial Services 1.6%
AerCap Ireland Capital DAC
2.45%, due 10/29/26	1,585,000	1,512,891
Air Lease Corp.
2.30%, due 2/1/25	1,915,000	1,901,214
Ally Financial, Inc.
6.992%, due 6/13/29 (f)	550,000	574,044
8.00%, due 11/1/31	1,685,000	1,874,825
Aviation Capital Group LLC
1.95%, due 1/30/26 (a)	1,210,000	1,162,163
Avolon Holdings Funding Ltd. (a)
2.125%, due 2/21/26	1,515,000	1,453,074
2.875%, due 2/15/25	1,830,000	1,816,499
Banco BTG Pactual SA
2.75%, due 1/11/26 (a)	1,050,000	1,013,737
Capital One Financial Corp. (f)
6.051%, due 2/1/35	400,000	411,819
6.312%, due 6/8/29	1,070,000	1,111,309
	Principal Amount	Value

Diversified Financial Services (continued)
Jefferies Financial Group, Inc.
6.20%, due 4/14/34	$ 470,000	$ 489,361
Nomura Holdings, Inc.
5.099%, due 7/3/25	1,845,000	1,844,602
OneMain Finance Corp.
3.50%, due 1/15/27	885,000	844,625
7.50%, due 5/15/31	800,000	818,119
		16,828,282
Electric 1.3%
AEP Texas, Inc.
4.70%, due 5/15/32	1,135,000	1,107,197
Alabama Power Co.
3.00%, due 3/15/52	785,000	525,479
Arizona Public Service Co.
2.20%, due 12/15/31	1,930,000	1,597,114
Calpine Corp.
5.125%, due 3/15/28 (a)	615,000	601,061
Duquesne Light Holdings, Inc.
3.616%, due 8/1/27 (a)	2,265,000	2,186,202
EnfraGen Energia Sur SA
5.375%, due 12/30/30 (a)	820,000	708,978
Evergy Metro, Inc.
5.40%, due 4/1/34	910,000	922,547
Eversource Energy
5.95%, due 7/15/34	1,030,000	1,069,678
Jersey Central Power & Light Co.
2.75%, due 3/1/32 (a)	1,655,000	1,413,323
Nevada Power Co.
Series GG
5.90%, due 5/1/53	530,000	551,575
Ohio Power Co.
Series R
2.90%, due 10/1/51	1,000,000	630,532
Southern California Edison Co.
4.00%, due 4/1/47	660,000	531,328
5.70%, due 3/1/53	570,000	576,111
Virginia Electric and Power Co.
2.95%, due 11/15/51	1,035,000	671,747
5.45%, due 4/1/53	480,000	476,525
Vistra Operations Co. LLC
6.875%, due 4/15/32 (a)	580,000	599,752
		14,169,149
Engineering & Construction 0.0% ‡
Great Lakes Dredge & Dock Corp.
5.25%, due 6/1/29 (a)	415,000	389,958

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI Income Builder Fund

	Principal Amount	Value
Corporate Bonds (continued)
Entertainment 0.0% ‡
Warnermedia Holdings, Inc.
4.279%, due 3/15/32	$ 380,000	$ 333,007
Food 0.4%
JBS USA Holding LUX SARL
5.75%, due 4/1/33	1,228,000	1,240,309
Minerva Luxembourg SA
8.875%, due 9/13/33 (a)	1,225,000	1,286,298
Smithfield Foods, Inc.
4.25%, due 2/1/27 (a)	1,180,000	1,153,671
		3,680,278
Forest Products & Paper 0.1%
Suzano Austria GmbH
3.75%, due 1/15/31	1,200,000	1,070,234
Gas 0.3%
Brooklyn Union Gas Co. (The)
6.388%, due 9/15/33 (a)	865,000	913,986
National Fuel Gas Co.
2.95%, due 3/1/31	1,375,000	1,192,935
Southern California Gas Co.
Series VV
4.30%, due 1/15/49	845,000	711,503
Southern Co. Gas Capital Corp.
Series 21A
3.15%, due 9/30/51	1,180,000	778,046
		3,596,470
Healthcare-Services 0.1%
Prime Healthcare Services, Inc.
9.375%, due 9/1/29 (a)	625,000	635,159
Insurance 0.1%
Athene Holding Ltd.
6.625% (5 Year Treasury Constant Maturity Rate + 2.607%), due 10/15/54 (b)	425,000	417,945
Peachtree Corners Funding Trust
3.976%, due 2/15/25 (a)	940,000	935,722
		1,353,667
Lodging 0.3%
Hilton Domestic Operating Co., Inc.
5.875%, due 4/1/29 (a)	1,060,000	1,075,683
	Principal Amount	Value

Lodging (continued)
Sands China Ltd.
5.125%, due 8/8/25 (h)	$ 1,310,000	$ 1,306,738
Studio City Finance Ltd.
5.00%, due 1/15/29 (a)	965,000	871,129
		3,253,550
Machinery—Construction & Mining 0.1%
Terex Corp.
6.25%, due 10/15/32 (a)	810,000	806,242
Mining 0.1%
Perenti Finance Pty. Ltd.
7.50%, due 4/26/29 (a)	665,000	693,906
Miscellaneous—Manufacturing 0.1%
Textron Financial Corp.
7.115% (3 Month SOFR + 1.997%), due 2/15/42 (a)(b)	1,085,000	976,172
Oil & Gas 0.0% ‡
Gazprom PJSC Via Gaz Capital SA
7.288%, due 8/16/37 (a)(i)	745,000	439,550
Packaging & Containers 0.1%
Owens-Brockway Glass Container, Inc.
6.625%, due 5/13/27 (a)	731,000	727,384
Pharmaceuticals 0.2%
Teva Pharmaceutical Finance Netherlands III BV
3.15%, due 10/1/26	575,000	548,142
4.75%, due 5/9/27	1,335,000	1,296,986
		1,845,128
Pipelines 0.9%
Cheniere Corpus Christi Holdings LLC
2.742%, due 12/31/39	1,580,000	1,266,826
Columbia Pipelines Operating Co. LLC
6.544%, due 11/15/53 (a)	740,000	795,480
DT Midstream, Inc.
4.30%, due 4/15/32 (a)	1,000,000	917,854
Energy Transfer LP
5.35%, due 5/15/45 (j)	1,000,000	915,403
EnLink Midstream LLC
5.625%, due 1/15/28 (a)	565,000	571,879
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Pipelines (continued)
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	$ 2,030,000	$ 1,753,651
MPLX LP
2.65%, due 8/15/30	1,050,000	923,966
Transcontinental Gas Pipe Line Co. LLC
4.60%, due 3/15/48	1,035,000	885,438
Venture Global LNG, Inc.
7.00%, due 1/15/30 (a)	521,000	524,216
Western Midstream Operating LP
5.25%, due 2/1/50 (h)	860,000	750,298
		9,305,011
Real Estate Investment Trusts 0.3%
GLP Capital LP
4.00%, due 1/15/30	1,540,000	1,430,107
Starwood Property Trust, Inc. (a)
3.75%, due 12/31/24	1,120,000	1,115,189
4.375%, due 1/15/27	940,000	906,032
		3,451,328
Retail 0.1%
AutoNation, Inc.
4.75%, due 6/1/30	594,000	578,668
Telecommunications 0.1%
AT&T, Inc.
3.50%, due 9/15/53	1,344,000	936,665
Transportation 0.0% ‡
Genesee & Wyoming, Inc.
6.25%, due 4/15/32 (a)	480,000	484,194
Water 0.0% ‡
Aegea Finance SARL
9.00%, due 1/20/31 (a)	410,000	437,130
Total Corporate Bonds (Cost $145,384,800)		137,053,434
Foreign Government Bonds 1.6%
Argentina 0.1%
Argentina Government Bond
4.125%, due 7/9/35 (h)	1,535,000	847,181
	Principal Amount	Value

Chile 0.1%
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	$ 554,000	$ 482,454
Colombia 0.1%
Colombia Government Bond
3.25%, due 4/22/32	1,780,000	1,372,892
Dominican Republic 0.1%
Dominican Republic Government Bond
4.875%, due 9/23/32 (a)	1,195,000	1,091,826
Egypt 0.1%
Egypt Government Bond
7.625%, due 5/29/32 (a)	1,010,000	885,522
Israel 0.1%
Israel Government Bond
5.75%, due 3/12/54	1,105,000	1,009,978
Paraguay 0.1%
Paraguay Government Bond
6.10%, due 8/11/44 (a)	1,325,000	1,305,125
United Kingdom 0.9%
United Kingdom Gilt
4.125%, due 7/22/29	GBP 7,720,000	9,867,943
Total Foreign Government Bonds (Cost $17,419,778)		16,862,921
Loan Assignments 0.1%
Diversified/Conglomerate Service 0.1%
TruGreen Ltd. Partnership
First Lien Term Loan B
8.796% (1 Month SOFR + 4.00%), due 11/2/27 (b)	USD $ 738,993	716,361
Total Loan Assignments (Cost $735,784)		716,361
Mortgage-Backed Securities 13.6%
Agency (Collateralized Mortgage Obligations) 5.3%
FHLMC
REMIC, Series 5326, Class QO
(zero coupon), due 9/25/50	1,574,111	1,047,974

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI Income Builder Fund

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
FHLMC (continued)
REMIC, Series 5021, Class SA
(zero coupon) (SOFR 30A + 3.55%), due 10/25/50 (b)(d)	$ 2,800,349	$ 75,388
REMIC, Series 5092, Class SH
(zero coupon) (SOFR 30A + 2.45%), due 2/25/51 (b)(d)	1,319,243	5,151
REMIC, Series 5187, Class SA
(zero coupon) (SOFR 30A + 1.80%), due 1/25/52 (b)(d)	2,137,396	1,743
REMIC, Series 5200, Class SA
(zero coupon) (SOFR 30A + 3.50%), due 2/25/52 (b)(d)	397,892	9,136
REMIC, Series 5351, Class DO
(zero coupon), due 9/25/53	885,002	736,036
REMIC, Series 5357, Class OE
(zero coupon), due 11/25/53	733,635	622,373
REMIC, Series 5363
(zero coupon), due 12/25/53	783,463	666,107
REMIC, Series 5315, Class OQ
(zero coupon), due 1/25/55	746,592	613,998
REMIC, Series 5092, Class XA
1.00%, due 1/15/41	775,600	653,542
REMIC, Series 4993, Class KS
1.079% (SOFR 30A + 5.936%), due 7/25/50 (b)(d)	3,051,177	384,422
REMIC, Series 4994, Class TS
1.129% (SOFR 30A + 5.986%), due 7/25/50 (b)(d)	1,979,827	220,915
REMIC, Series 5070, Class PI
3.00%, due 8/25/50 (d)	1,483,547	261,736
REMIC, Series 5011, Class MI
3.00%, due 9/25/50 (d)	1,637,600	268,886
REMIC, Series 5023, Class LI
3.00%, due 10/25/50 (d)	1,173,239	197,911
REMIC, Series 5094, Class IP
3.00%, due 4/25/51 (d)	1,308,521	211,881
REMIC, Series 5160
3.00%, due 10/25/51 (d)	1,459,605	158,918
REMIC, Series 4710, Class WZ
3.50%, due 8/15/47	1,066,240	960,476
REMIC, Series 4725, Class WZ
3.50%, due 11/15/47	1,914,718	1,717,383
REMIC, Series 5040
3.50%, due 11/25/50 (d)	1,021,150	193,457
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
FHLMC, Strips
Series 272
(zero coupon), due 8/15/42	$ 1,020,582	$ 774,624
Series 311
(zero coupon), due 8/15/43	604,794	436,069
Series 402
(zero coupon), due 9/25/53	1,033,839	858,616
Series 311, Class S1
0.826% (SOFR 30A + 5.836%), due 8/15/43 (b)(d)	3,096,185	305,152
FNMA
REMIC, Series 2022-5, Class SN
(zero coupon) (SOFR 30A + 1.80%), due 2/25/52 (b)(d)	1,300,052	331
REMIC, Series 2022-3, Class YS
(zero coupon) (SOFR 30A + 2.55%), due 2/25/52 (b)(d)	8,460,908	37,484
REMIC, Series 2023-70, Class AO
(zero coupon), due 3/25/53	808,887	645,548
REMIC, Series 2023-45
(zero coupon), due 10/25/53	902,900	702,030
REMIC, Series 2023-24, Class OQ
(zero coupon), due 7/25/54	961,000	798,059
REMIC, Series 2022-10, Class SA
0.893% (SOFR 30A + 5.75%), due 2/25/52 (b)(d)	1,755,600	241,422
REMIC, Series 2021-40, Class SI
0.979% (SOFR 30A + 5.836%), due 9/25/47 (b)(d)	2,361,091	236,033
REMIC, Series 2016-57, Class SN
1.079% (SOFR 30A + 5.936%), due 6/25/46 (b)(d)	1,658,589	177,222
REMIC, Series 2021-12, Class JI
2.50%, due 3/25/51 (d)	1,233,057	189,865
REMIC, Series 2021-10, Class LI
2.50%, due 3/25/51 (d)	828,198	113,531
REMIC, Series 2021-34, Class MI
2.50%, due 3/25/51 (d)	3,402,508	451,860
REMIC, Series 2021-54, Class HI
2.50%, due 6/25/51 (d)	538,577	68,671
REMIC, Series 2021-53, Class GI
3.00%, due 7/25/48 (d)	4,640,714	662,824
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (d)	3,293,937	553,909
REMIC, Series 2021-8, Class ID
3.50%, due 3/25/51 (d)	2,181,746	493,019
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
FNMA, Strips
Series 426, Class C32
1.50%, due 2/25/52 (d)	$ 3,879,028	$ 372,026
GNMA
Series 2019-136, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 11/20/49 (b)(d)	940,760	5,767
Series 2020-1, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 1/20/50 (b)(d)	3,057,801	28,897
Series 2021-16, Class AS
(zero coupon) (1 Month SOFR + 2.636%), due 1/20/51 (b)(d)	4,357,551	29,745
Series 2023-101, Class KO
(zero coupon), due 1/20/51	2,260,491	1,514,958
Series 2021-29, Class AS
(zero coupon) (SOFR 30A + 2.70%), due 2/20/51 (b)(d)	4,185,673	43,127
Series 2021-46, Class BS
(zero coupon) (1 Month SOFR + 2.686%), due 3/20/51 (b)(d)	4,015,504	26,326
Series 2021-64, Class GS
(zero coupon) (SOFR 30A + 1.65%), due 4/20/51 (b)(d)	676,960	364
Series 2021-64, Class SG
(zero coupon) (SOFR 30A + 1.60%), due 4/20/51 (b)(d)	1,513,612	765
Series 2021-77, Class SN
(zero coupon) (1 Month SOFR + 2.486%), due 5/20/51 (b)(d)	6,521,688	30,070
Series 2021-97, Class SA
(zero coupon) (SOFR 30A + 2.60%), due 6/20/51 (b)(d)	5,708,743	30,792
Series 2021-136, Class SB
(zero coupon) (SOFR 30A + 3.20%), due 8/20/51 (b)(d)	15,454,680	143,370
Series 2021-158, Class SB
(zero coupon) (SOFR 30A + 3.70%), due 9/20/51 (b)(d)	3,425,402	112,428
Series 2021-205, Class DS
(zero coupon) (SOFR 30A + 3.20%), due 11/20/51 (b)(d)	6,265,793	115,506
Series 2021-226, Class SA
(zero coupon) (SOFR 30A + 1.70%), due 12/20/51 (b)(d)	2,989,894	2,874
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
Series 2022-19, Class SG
(zero coupon) (SOFR 30A + 2.45%), due 1/20/52 (b)(d)	$ 5,275,735	$ 27,740
Series 2022-24, Class SC
(zero coupon) (SOFR 30A + 2.37%), due 2/20/52 (b)(d)	27,407,018	93,910
Series 2022-78, Class S
(zero coupon) (SOFR 30A + 3.70%), due 4/20/52 (b)(d)	2,234,894	37,999
Series 2022-87, Class SA
(zero coupon) (SOFR 30A + 3.30%), due 5/20/52 (b)(d)	4,577,506	39,699
Series 2022-107, Class SA
(zero coupon) (SOFR 30A + 3.47%), due 6/20/52 (b)(d)	11,536,553	189,615
Series 2022-101, Class SB
(zero coupon) (SOFR 30A + 3.30%), due 6/20/52 (b)(d)	2,293,828	19,894
Series 2023-66, Class OQ
(zero coupon), due 7/20/52	1,339,360	1,058,271
Series 2023-53
(zero coupon), due 4/20/53	586,968	464,362
Series 2023-80, Class SA
0.36% (SOFR 30A + 5.25%), due 6/20/53 (b)(d)	5,319,071	154,777
Series 2020-34, Class SC
1.176% (1 Month SOFR + 5.936%), due 3/20/50 (b)(d)	2,241,522	263,197
Series 2023-60, Class ES
1.419% (SOFR 30A + 11.20%), due 4/20/53 (b)	1,249,388	1,161,949
Series 2020-146, Class SA
1.426% (1 Month SOFR + 6.186%), due 10/20/50 (b)(d)	2,133,283	281,996
Series 2021-179, Class SA
1.426% (1 Month SOFR + 6.186%), due 11/20/50 (b)(d)	2,865,500	377,664
Series 2020-167, Class SN
1.426% (1 Month SOFR + 6.186%), due 11/20/50 (b)(d)	1,366,384	188,447
Series 2020-189, Class NS
1.426% (1 Month SOFR + 6.186%), due 12/20/50 (b)(d)	3,225,232	481,691
Series 2020-189, Class SU
1.426% (1 Month SOFR + 6.186%), due 12/20/50 (b)(d)	665,658	94,084

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI Income Builder Fund

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
Series 2021-46, Class QS
1.426% (1 Month SOFR + 6.186%), due 3/20/51 (b)(d)	$ 741,799	$ 102,026
Series 2021-57, Class SA
1.426% (1 Month SOFR + 6.186%), due 3/20/51 (b)(d)	4,144,631	537,089
Series 2021-57, Class SD
1.426% (1 Month SOFR + 6.186%), due 3/20/51 (b)(d)	7,090,882	918,888
Series 2021-46, Class TS
1.426% (1 Month SOFR + 6.186%), due 3/20/51 (b)(d)	1,616,718	223,976
Series 2021-96, Class NS
1.426% (1 Month SOFR + 6.186%), due 6/20/51 (b)(d)	4,294,292	586,449
Series 2021-97, Class SM
1.426% (1 Month SOFR + 6.186%), due 6/20/51 (b)(d)	1,065,327	153,635
Series 2021-96, Class SN
1.426% (1 Month SOFR + 6.186%), due 6/20/51 (b)(d)	2,522,068	310,745
Series 2021-122, Class HS
1.426% (1 Month SOFR + 6.186%), due 7/20/51 (b)(d)	2,362,330	302,352
Series 2022-137, Class S
1.426% (1 Month SOFR + 6.186%), due 7/20/51 (b)(d)	2,545,721	325,743
Series 2021-96, Class JS
1.476% (1 Month SOFR + 6.236%), due 6/20/51 (b)(d)	2,006,014	276,019
Series 2023-86, Class SE
1.76% (SOFR 30A + 6.65%), due 9/20/50 (b)(d)	1,688,247	260,033
Series 2020-166, Class IC
2.00%, due 11/20/50 (d)	723,407	71,197
Series 2020-188
2.00%, due 12/20/50 (d)	3,340,155	367,619
Series 2022-10, Class IC
2.00%, due 11/20/51 (d)	2,143,539	246,410
Series 2022-1, Class IA
2.50%, due 6/20/50 (d)	563,400	72,843
Series 2020-188, Class DI
2.50%, due 12/20/50 (d)	4,444,628	594,270
Series 2021-1, Class PI
2.50%, due 12/20/50 (d)	894,087	111,056
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
Series 2021-83, Class FM
2.50% (SOFR 30A + 0.51%), due 5/20/51 (b)	$ 1,761,839	$ 1,465,199
Series 2021-140, Class GF
2.50% (1 Month SOFR + 0.764%), due 8/20/51 (b)	1,004,132	843,653
Series 2021-188
2.50%, due 10/20/51 (d)	3,746,472	608,693
Series 2023-66, Class MP
2.519% (SOFR 30A + 12.30%), due 5/20/53 (b)	1,351,075	1,252,821
Series 2021-1, Class IT
3.00%, due 1/20/51 (d)	1,980,012	316,969
Series 2021-44, Class IQ
3.00%, due 3/20/51 (d)	3,343,564	529,826
Series 2021-74, Class HI
3.00%, due 4/20/51 (d)	352,274	54,459
Series 2021-67, Class PI
3.00%, due 4/20/51 (d)	1,457,394	245,360
Series 2021-97, Class FA
3.00% (SOFR 30A + 0.40%), due 6/20/51 (b)	2,785,084	2,394,765
Series 2021-98, Class IN
3.00%, due 6/20/51 (d)	1,386,028	245,954
Series 2022-207
3.00%, due 8/20/51 (d)	2,214,724	345,372
Series 2021-139, Class IA
3.00%, due 8/20/51 (d)	4,616,442	766,978
Series 2021-158, Class NI
3.00%, due 9/20/51 (d)	3,547,404	617,900
Series 2021-177, Class IM
3.00%, due 10/20/51 (d)	3,180,764	488,951
Series 2023-19, Class CI
3.00%, due 11/20/51 (d)	2,524,744	414,853
Series 2019-92, Class GF
3.50% (1 Month SOFR + 0.804%), due 7/20/49 (b)	478,673	426,991
Series 2019-97, Class FG
3.50% (1 Month SOFR + 0.804%), due 8/20/49 (b)	1,336,484	1,191,372
Series 2019-128, Class KF
3.50% (1 Month SOFR + 0.764%), due 10/20/49 (b)	504,851	448,881
Series 2019-128, Class YF
3.50% (1 Month SOFR + 0.764%), due 10/20/49 (b)	519,201	462,128
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
Series 2020-5, Class FA
3.50% (1 Month SOFR + 0.814%), due 1/20/50 (b)	$ 1,439,952	$ 1,278,894
Series 2020-1, Class YF
3.50% (1 Month SOFR + 0.784%), due 1/20/50 (b)	1,108,745	973,223
Series 2021-146, Class IN
3.50%, due 8/20/51 (d)	2,232,187	395,169
Series 2023-1, Class HD
3.50%, due 1/20/52	909,815	812,555
Series 2019-106, Class FA
4.00% (1 Month SOFR + 0.714%), due 8/20/49 (b)	511,537	460,719
Series 2022-69, Class FA
4.50% (SOFR 30A + 0.75%), due 4/20/52 (b)	453,383	417,678
Series 2023-81, Class LA
5.00%, due 6/20/52	567,044	559,977
Series 2023-38, Class WT
6.641%, due 12/20/51 (k)	605,388	633,735
Series 2023-59, Class YC
6.965%, due 9/20/51 (k)	1,334,433	1,431,223
Series 2023-55, Class CG
7.559%, due 7/20/51 (k)	944,438	1,042,797
Series 2023-55, Class LB
7.784%, due 11/20/51 (k)	881,332	994,827
Multifamily Connecticut Avenue Securities Trust (a)(b)
Series 2019-01, Class B10
10.471% (SOFR 30A + 5.614%), due 10/25/49	1,040,000	1,060,119
Series 2023-01, Class M10
11.357% (SOFR 30A + 6.50%), due 11/25/53	1,735,000	1,948,129
Series 2020-01, Class CE
12.471% (SOFR 30A + 7.614%), due 3/25/50	1,400,000	1,430,965
		56,167,497
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 3.7%
Alen Mortgage Trust
Series 2021-ACEN, Class A
6.068% (1 Month SOFR + 1.264%), due 4/15/34 (a)(b)	910,000	825,825
	Principal Amount	Value

Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
BANK
Series 2019-BN19, Class C
4.027%, due 8/15/61 (e)	$ 1,340,000	$ 1,057,997
Series 2017-BNK4, Class C
4.372%, due 5/15/50 (k)	1,020,000	851,576
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2016-UB10, Class D
3.00%, due 7/15/49 (a)	1,455,000	1,254,310
Bayview Commercial Asset Trust
Series 2006-4A, Class A1
5.197% (1 Month SOFR + 0.459%), due 12/25/36 (a)(b)	29,750	28,366
BBCMS Mortgage Trust (a)
Series 2022-C16, Class D
2.50%, due 6/15/55 (k)	1,375,000	827,349
Series 2018-TALL, Class C
6.122% (1 Month SOFR + 1.318%), due 3/15/37 (b)	1,185,000	1,019,100
Series 2018-TALL, Class D
6.45% (1 Month SOFR + 1.646%), due 3/15/37 (b)	1,025,000	840,500
Benchmark Mortgage Trust (e)
Series 2018-B6, Class D
3.089%, due 10/10/51 (a)	815,000	601,921
Series 2019-B15, Class C
3.72%, due 12/15/72	1,120,000	859,536
Series 2019-B14, Class C
3.772%, due 12/15/62	1,535,000	1,163,473
Series 2018-B1, Class C
4.205%, due 1/15/51	1,325,000	1,088,262
Series 2018-B3, Class C
4.554%, due 4/10/51	1,230,000	1,053,598
BMO Mortgage Trust
Series 2022-C1, Class 111A
3.269%, due 2/17/55 (a)(e)	1,200,000	1,016,525
BWAY Mortgage Trust
Series 2013-1515, Class C
3.446%, due 3/10/33 (a)	895,000	829,781
BX Commercial Mortgage Trust (a)(b)
Series 2022-CSMO, Class D
9.141% (1 Month SOFR + 4.337%), due 6/15/27	690,000	694,305
Series 2024-BRBK, Class D
10.971% (1 Month SOFR + 5.971%), due 10/15/41	945,000	941,638

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI Income Builder Fund

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
BX Trust
Series 2019-OC11, Class B
3.605%, due 12/9/41 (a)	$ 250,000	$ 227,995
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class D
3.052%, due 1/10/48 (a)(e)	695,000	621,375
Citigroup Commercial Mortgage Trust
Series 2018-B2, Class D
3.152%, due 3/10/51 (a)(e)	1,730,000	1,240,937
Series 2016-C2, Class C
4.031%, due 8/10/49 (k)	705,000	640,186
Series 2014-GC25, Class B
4.345%, due 10/10/47 (k)	1,200,000	1,183,489
Commercial Mortgage Trust (e)
Series 2014-CR15, Class D
3.975%, due 2/10/47 (a)	1,355,000	1,229,668
Series 2014-CR17, Class C
4.779%, due 5/10/47	605,000	551,550
Series 2012-LC4, Class C
5.304%, due 12/10/44	730,000	648,926
CONE Trust
Series 2024-DFW1, Class E
8.692% (1 Month SOFR + 3.888%), due 8/15/41 (a)(b)	515,000	514,358
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class D
4.918%, due 1/15/49 (a)(e)	1,140,000	896,175
DROP Mortgage Trust
Series 2021-FILE, Class A
6.068% (1 Month SOFR + 1.264%), due 10/15/43 (a)(b)	875,000	828,516
FHLMC, Multifamily Structured Pass-Through Certificates
Series 2024-MN9, Class M2
8.294% (SOFR 30A + 3.25%), due 10/25/44 (a)(b)	1,000,000	999,995
GNMA
Series 2023-194, Class CI
0.876%, due 10/16/65 (d)(e)	4,417,106	302,219
Series 2021-164
0.949%, due 10/16/63 (d)(e)	3,792,883	270,907
Series 2023-159, Class CI
0.956%, due 7/16/65 (d)(k)	5,747,342	437,606
Series 2020-168, Class IA
0.979%, due 12/16/62 (d)(e)	2,889,497	204,025
	Principal Amount	Value

Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
Series 2021-47
0.992%, due 3/16/61 (d)(e)	$ 6,850,816	$ 455,360
Series 2022-185, Class DI
1.023%, due 10/16/65 (d)(e)	2,479,172	180,649
Series 2023-172
1.384%, due 2/16/66 (d)(e)	3,983,097	387,642
Series 2024-29, Class B
2.50%, due 8/16/64 (k)	1,205,000	907,745
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2021-1MEM, Class C
2.654%, due 10/9/42 (a)(e)	1,000,000	693,137
JPMDB Commercial Mortgage Securities Trust
Series 2017-C7, Class D
3.00%, due 10/15/50 (a)	1,055,000	811,264
Morgan Stanley Capital I Trust (a)
Series 2015-420, Class A
3.727%, due 10/12/50	1,067,282	1,011,094
Series 2014-150E, Class A
3.912%, due 9/9/32	1,175,000	1,023,313
MSSG Trust
Series 2017-237P, Class D
3.74%, due 9/13/39 (a)(e)	950,000	723,221
ORL Trust
Series 2023-GLKS, Class D
9.105% (1 Month SOFR + 4.301%), due 10/19/36 (a)(b)	760,000	760,000
ROCK Trust
Series 2024-CNTR, Class E
8.819%, due 11/13/41 (a)	1,200,000	1,221,455
TX Trust
Series 2024-HOU, Class E
9.191% (1 Month SOFR + 4.387%), due 6/15/39 (a)(b)	715,000	711,525
UBS Commercial Mortgage Trust
Series 2018-C10, Class D
3.00%, due 5/15/51 (a)	740,000	558,871
Series 2018-C9, Class C
4.946%, due 3/15/51 (e)	920,000	710,341
Wells Fargo Commercial Mortgage Trust
Series 2018-C43, Class D
3.00%, due 3/15/51 (a)	250,000	199,744
Series 2017-C39, Class D
4.363%, due 9/15/50 (a)(e)	545,000	436,527
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
Wells Fargo Commercial Mortgage Trust (continued)
Series 2022-ONL, Class E
4.928%, due 12/15/39 (a)(e)	$ 1,020,000	$ 866,599
Series 2016-NXS5, Class D
4.975%, due 1/15/59 (e)	495,000	393,824
WFRBS Commercial Mortgage Trust
Series 2013-C11, Class D
4.063%, due 3/15/45 (a)(e)	1,045,000	864,715
WP Glimcher Mall Trust
Series 2015-WPG, Class C
3.516%, due 6/5/35 (a)(e)	1,140,000	975,281
		39,644,296
Whole Loan (Collateralized Mortgage Obligations) 4.6%
CIM Trust
Series 2021-J2, Class AS
0.21%, due 4/25/51 (a)(d)(k)	39,122,486	454,783
Connecticut Avenue Securities Trust (a)(b)
Series 2020-SBT1, Class 1M2
8.621% (SOFR 30A + 3.764%), due 2/25/40	685,000	722,978
Series 2022-R01, Class 1B2
10.857% (SOFR 30A + 6.00%), due 12/25/41	1,845,000	1,939,343
Series 2020-SBT1, Class 1B1
11.721% (SOFR 30A + 6.864%), due 2/25/40	375,000	404,502
Series 2019-HRP1, Class B1
14.221% (SOFR 30A + 9.364%), due 11/25/39	1,950,000	2,161,116
Series 2022-R03, Class 1B2
14.707% (SOFR 30A + 9.85%), due 3/25/42	530,000	595,527
CSMC Trust
Series 2021-NQM2, Class A1
1.179%, due 2/25/66 (a)(k)	750,543	662,463
FHLMC STACR REMIC Trust (a)(b)
Series 2021-HQA1, Class B1
7.857% (SOFR 30A + 3.00%), due 8/25/33	2,480,000	2,729,562
Series 2020-DNA6, Class B1
7.857% (SOFR 30A + 3.00%), due 12/25/50	575,000	621,626
	Principal Amount	Value

Whole Loan (Collateralized Mortgage Obligations) (continued)
FHLMC STACR REMIC Trust (a)(b) (continued)
Series 2021-DNA5, Class B1
7.907% (SOFR 30A + 3.05%), due 1/25/34	$ 2,105,000	$ 2,258,702
Series 2021-HQA2, Class B1
8.007% (SOFR 30A + 3.15%), due 12/25/33	880,000	972,954
Series 2020-HQA5, Class B1
8.857% (SOFR 30A + 4.00%), due 11/25/50	1,990,000	2,240,337
Series 2021-DNA1, Class B2
9.607% (SOFR 30A + 4.75%), due 1/25/51	2,160,000	2,315,738
Series 2020-DNA2, Class B2
9.771% (SOFR 30A + 4.914%), due 2/25/50	1,665,000	1,790,375
Series 2021-HQA1, Class B2
9.857% (SOFR 30A + 5.00%), due 8/25/33	1,481,000	1,623,773
Series 2020-HQA1, Class B2
10.071% (SOFR 30A + 5.214%), due 1/25/50	1,920,000	2,091,119
Series 2022-HQA3, Class M2
10.207% (SOFR 30A + 5.35%), due 8/25/42	640,000	695,669
Series 2021-HQA2, Class B2
10.307% (SOFR 30A + 5.45%), due 12/25/33	1,060,000	1,192,754
Series 2021-DNA5, Class B2
10.357% (SOFR 30A + 5.50%), due 1/25/34	880,000	993,245
Series 2023-HQA1, Class M2
10.357% (SOFR 30A + 5.50%), due 5/25/43	745,000	819,473
Series 2022-HQA2, Class M2
10.857% (SOFR 30A + 6.00%), due 7/25/42	860,000	948,692
Series 2021-HQA3, Class B2
11.107% (SOFR 30A + 6.25%), due 9/25/41	1,865,000	1,954,053
Series 2021-HQA4, Class B2
11.857% (SOFR 30A + 7.00%), due 12/25/41	1,050,000	1,116,574
Series 2022-HQA1, Class B1
11.857% (SOFR 30A + 7.00%), due 3/25/42	1,355,000	1,496,990

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI Income Builder Fund

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Whole Loan (Collateralized Mortgage Obligations) (continued)
FHLMC STACR REMIC Trust (a)(b) (continued)
Series 2022-DNA1, Class B2
11.957% (SOFR 30A + 7.10%), due 1/25/42	$ 1,385,000	$ 1,476,465
FHLMC STACR Securitized Participation Interests Trust
Series 2018-SPI3, Class B
4.146%, due 8/25/48 (a)(k)	1,582,004	1,207,861
FHLMC STACR Trust (a)(b)
REMIC, Series 2019-FTR3, Class B2
9.771% (SOFR 30A + 4.914%), due 9/25/47	1,345,000	1,424,890
REMIC, Series 2019-FTR2, Class B2
12.371% (SOFR 30A + 7.514%), due 11/25/48	900,000	1,039,401
REMIC, Series 2019-HQA3, Class B2
12.471% (SOFR 30A + 7.614%), due 9/25/49	895,000	1,012,469
REMIC, Series 2019-FTR1, Class B2
13.321% (SOFR 30A + 8.464%), due 1/25/48	1,090,000	1,290,232
Flagstar Mortgage Trust
Series 2021-6INV, Class A18
2.50%, due 8/25/51 (a)(k)	90,391	72,277
FNMA Connecticut Avenue Securities
Series 2021-R02, Class 2B2
11.057% (SOFR 30A + 6.20%), due 11/25/41 (a)(b)	720,000	759,506
Mill City Mortgage Loan Trust (a)(k)
Series 2018-4, Class B4
3.447%, due 4/25/66	1,063,757	666,129
Series 2018-3, Class B4
3.655%, due 8/25/58	668,575	375,233
RCKT Mortgage Trust
Series 2021-5, Class A1
2.50%, due 11/25/51 (a)(k)	2,054,008	1,664,227
Sequoia Mortgage Trust
Series 2021-4, Class A1
0.166%, due 6/25/51 (a)(d)(e)	29,340,489	271,681
	Principal Amount	Value

Whole Loan (Collateralized Mortgage Obligations) (continued)
STACR Trust (a)(b)
Series 2018-HRP2, Class B2
15.471% (SOFR 30A + 10.614%), due 2/25/47	$ 1,585,000	$ 1,930,890
Series 2018-HRP1, Class B2
16.721% (SOFR 30A + 11.864%), due 5/25/43	1,001,295	1,216,573
Towd Point Mortgage Trust (a)(k)
Series 2017-4, Class B5
3.678%, due 6/25/57	857,704	540,625
Series 2018-2, Class B5
3.805%, due 3/25/58	1,189,596	520,235
		48,271,042
Total Mortgage-Backed Securities (Cost $141,816,084)		144,082,835
U.S. Government & Federal Agencies 4.4%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 1.3%
UMBS Pool, 30 Year
3.00%, due 1/1/52	3,044,743	2,657,094
3.00%, due 6/1/52	3,393,993	2,926,458
4.00%, due 3/1/53	2,192,594	2,029,404
4.50%, due 10/1/52	826,269	785,293
5.00%, due 3/1/54	710,833	690,979
5.50%, due 7/1/53	1,828,875	1,812,392
6.00%, due 10/1/53	889,194	901,456
6.00%, due 11/1/53	112,083	113,886
6.50%, due 10/1/53	972,092	993,639
6.50%, due 12/1/53	384,815	395,637
		13,306,238
Federal National Mortgage Association (Mortgage Pass-Through Securities) 2.4%
UMBS, 30 Year
2.00%, due 10/1/50	4,409,105	3,515,167
2.50%, due 6/1/51	364,576	307,687
2.50%, due 11/1/51	9,983,746	8,343,682
3.00%, due 6/1/51	1,700,141	1,474,791
4.00%, due 8/1/48	405,243	379,412
4.00%, due 2/1/49	243,239	227,512
4.00%, due 6/1/52	820,456	758,988
4.00%, due 6/1/52	662,744	613,518
4.50%, due 1/1/54	2,291,970	2,177,553
5.00%, due 11/1/52	2,716,269	2,646,661
5.00%, due 3/1/53	1,609,262	1,565,477
5.50%, due 2/1/53	405,681	402,310
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Federal National Mortgage Association (Mortgage Pass-Through Securities) (continued)
UMBS, 30 Year (continued)
5.50%, due 8/1/53	$ 430,300	$ 429,179
5.50%, due 5/1/54	1,082,683	1,072,630
6.00%, due 9/1/53	1,088,060	1,103,919
6.00%, due 9/1/53	4,443	4,471
6.00%, due 11/1/53	101,930	103,564
6.50%, due 12/1/53	251,600	257,864
		25,384,385
Government National Mortgage Association (Mortgage Pass-Through Securities) 0.2%
GNMA I, Single Family, 30 Year
6.50%, due 4/15/29	5	5
6.50%, due 8/15/29	2	2
GNMA II, Single Family, 30 Year
3.00%, due 10/20/51	2,629,322	2,307,047
		2,307,054
United States Treasury Bonds 0.1%
U.S. Treasury Bonds
4.25%, due 8/15/54	1,385,000	1,332,846
United States Treasury Notes 0.4%
U.S. Treasury Notes
3.875%, due 8/15/34	385,000	372,487
4.125%, due 10/31/29	1,730,000	1,728,108
4.125%, due 10/31/31	1,535,000	1,526,126
		3,626,721
Total U.S. Government & Federal Agencies (Cost $45,399,730)		45,957,244
Total Long-Term Bonds (Cost $381,047,451)		374,442,336

	Shares

Common Stocks 61.2%
Aerospace & Defense 2.0%
BAE Systems plc (United Kingdom)	354,382	5,711,973
General Dynamics Corp.	13,424	3,914,573
Lockheed Martin Corp.	10,389	5,672,914
RTX Corp.	47,875	5,792,396
		21,091,856
	Shares	Value

Air Freight & Logistics 0.9%
Deutsche Post AG (Germany)	123,114	$ 4,945,564
United Parcel Service, Inc., Class B	37,401	5,013,978
		9,959,542
Automobile Components 0.3%
Cie Generale des Etablissements Michelin SCA (France)	94,819	3,202,477
Automobiles 0.3%
Toyota Motor Corp. (Japan)	201,000	3,548,654
Banks 4.4%
Bank of America Corp.	176,591	7,385,035
BAWAG Group AG (Austria) (a)	57,611	4,449,312
Columbia Banking System, Inc.	161,735	4,611,065
JPMorgan Chase & Co.	28,597	6,346,246
Lloyds Banking Group plc (United Kingdom)	4,565,260	3,143,484
PNC Financial Services Group, Inc. (The)	25,933	4,882,406
Regions Financial Corp.	165,307	3,945,878
Royal Bank of Canada (Canada)	30,873	3,733,763
Truist Financial Corp.	90,599	3,900,287
U.S. Bancorp	91,957	4,442,443
		46,839,919
Beverages 1.8%
Coca-Cola Co. (The)	77,305	5,048,789
Coca-Cola Europacific Partners plc (United Kingdom)	135,359	10,287,284
PepsiCo, Inc.	22,336	3,709,563
		19,045,636
Biotechnology 1.1%
AbbVie, Inc.	57,905	11,805,092
Capital Markets 1.2%
BlackRock, Inc.	3,926	3,851,524
Lazard, Inc.	102,700	5,442,073
Schroders plc (United Kingdom)	793,919	3,521,593
		12,815,190
Chemicals 1.9%
Dow, Inc.	95,844	4,732,777
Linde plc	11,901	5,428,641
LyondellBasell Industries NV, Class A	56,291	4,888,873
Nutrien Ltd. (Canada)	93,951	4,479,584
		19,529,875

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI Income Builder Fund

	Shares	Value
Common Stocks (continued)
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc.	10	$ 64
Communications Equipment 0.9%
Cisco Systems, Inc.	178,467	9,774,638
Construction & Engineering 0.3%
Vinci SA (France)	32,874	3,672,418
Consumer Staples Distribution & Retail 0.8%
Walmart, Inc.	109,133	8,943,449
Diversified Telecommunication Services 2.8%
AT&T, Inc.	210,747	4,750,237
BCE, Inc. (Canada) (j)	116,415	3,753,273
Deutsche Telekom AG (Registered) (Germany)	312,997	9,471,666
Orange SA (France)	438,559	4,815,745
TELUS Corp. (Canada)	216,575	3,423,576
Verizon Communications, Inc.	82,768	3,487,016
		29,701,513
Electric Utilities 2.5%
American Electric Power Co., Inc.	56,374	5,566,932
Duke Energy Corp.	36,086	4,159,633
Entergy Corp.	31,279	4,841,364
NextEra Energy, Inc.	104,884	8,312,057
Pinnacle West Capital Corp.	43,247	3,797,519
		26,677,505
Electrical Equipment 1.0%
Eaton Corp. plc	14,767	4,896,442
Emerson Electric Co.	48,158	5,214,067
		10,110,509
Food Products 0.8%
Mondelez International, Inc., Class A	74,444	5,097,925
Nestle SA (Registered)	35,876	3,389,224
		8,487,149
Gas Utilities 0.4%
Snam SpA (Italy)	789,621	3,794,665
Health Care Equipment & Supplies 0.6%
Medtronic plc	68,762	6,137,009
	Shares	Value

Health Care Providers & Services 0.7%
CVS Health Corp.	61,879	$ 3,493,688
UnitedHealth Group, Inc.	7,059	3,984,806
		7,478,494
Hotels, Restaurants & Leisure 1.5%
McDonald's Corp.	16,688	4,874,732
Restaurant Brands International, Inc. (Canada)	106,544	7,410,135
Vail Resorts, Inc.	21,237	3,518,758
		15,803,625
Industrial Conglomerates 0.8%
Honeywell International, Inc.	17,885	3,678,587
Siemens AG (Registered) (Germany)	25,136	4,877,756
		8,556,343
Industrial REITs 0.3%
Segro plc (United Kingdom)	348,579	3,529,279
Insurance 3.5%
AIA Group Ltd. (Hong Kong)	484,600	3,830,497
Allianz SE (Registered) (Germany)	13,071	4,114,684
AXA SA (France)	132,704	4,982,920
Manulife Financial Corp. (Canada)	268,035	7,829,198
MetLife, Inc.	105,989	8,311,657
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Germany)	8,102	4,143,849
Travelers Cos., Inc. (The)	15,374	3,781,082
		36,993,887
Interactive Media & Services 0.5%
Meta Platforms, Inc., Class A	9,021	5,120,139
IT Services 1.3%
International Business Machines Corp.	64,339	13,300,158
Leisure Products 0.5%
Hasbro, Inc.	76,897	5,046,750
Machinery 0.8%
Cummins, Inc.	25,236	8,302,139
Media 0.5%
Omnicom Group, Inc.	49,613	5,010,913
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments October 31, 2024†^ (continued)
	Shares	Value
Common Stocks (continued)
Multi-Utilities 1.0%
NiSource, Inc.	170,857	$ 6,007,332
WEC Energy Group, Inc.	43,726	4,177,145
		10,184,477
Oil, Gas & Consumable Fuels 2.6%
Chevron Corp.	23,338	3,473,161
Enterprise Products Partners LP	141,964	4,068,688
MPLX LP	143,659	6,381,333
TotalEnergies SE (France)	127,991	7,991,355
Williams Cos., Inc. (The)	98,093	5,137,131
		27,051,668
Personal Care Products 0.4%
Unilever plc (United Kingdom)	61,397	3,744,664
Pharmaceuticals 5.7%
Astellas Pharma, Inc. (Japan)	328,400	3,880,757
AstraZeneca plc, Sponsored ADR (United Kingdom)	94,195	6,701,974
Bristol-Myers Squibb Co.	80,773	4,504,710
Eli Lilly & Co.	9,364	7,769,685
GSK plc	176,183	3,163,470
Johnson & Johnson	25,104	4,013,126
Merck & Co., Inc.	49,745	5,089,908
Novartis AG (Registered) (Switzerland)	77,643	8,433,691
Pfizer, Inc.	148,518	4,203,059
Roche Holding AG	13,165	4,084,192
Sanofi SA (France)	74,588	7,878,835
		59,723,407
Professional Services 0.4%
Paychex, Inc.	26,876	3,744,633
Retail REITs 0.4%
Realty Income Corp.	70,737	4,199,656
Semiconductors & Semiconductor Equipment 5.0%
Analog Devices, Inc.	52,646	11,745,849
Broadcom, Inc.	85,485	14,512,789
KLA Corp.	10,001	6,662,966
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Taiwan)	61,736	11,763,177
Texas Instruments, Inc.	41,600	8,451,456
		53,136,237
Software 2.0%
Microsoft Corp.	33,734	13,707,811
	Shares	Value

Software (continued)
Salesforce, Inc.	24,574	$ 7,160,126
		20,867,937
Specialized REITs 1.6%
Iron Mountain, Inc.	89,859	11,118,254
VICI Properties, Inc.	193,491	6,145,274
		17,263,528
Specialty Retail 0.9%
Best Buy Co., Inc.	44,158	3,993,208
Home Depot, Inc. (The)	14,255	5,612,906
		9,606,114
Technology Hardware, Storage & Peripherals 3.5%
Apple, Inc.	41,341	9,339,345
Dell Technologies, Inc., Class C	58,995	7,293,552
Hewlett Packard Enterprise Co.	429,537	8,371,676
NetApp, Inc.	55,452	6,394,170
Samsung Electronics Co. Ltd., GDR (Republic of Korea)	5,429	5,749,311
		37,148,054
Tobacco 1.8%
British American Tobacco plc (United Kingdom)	103,984	3,613,514
Imperial Brands plc (United Kingdom)	197,551	5,953,090
Philip Morris International, Inc.	72,145	9,573,642
		19,140,246
Trading Companies & Distributors 0.5%
MSC Industrial Direct Co., Inc., Class A	69,642	5,506,593
Water Utilities 0.3%
Essential Utilities, Inc.	93,626	3,613,964
Wireless Telecommunication Services 0.7%
Rogers Communications, Inc., Class B (Canada)	92,381	3,355,268
SK Telecom Co. Ltd. (Republic of Korea)	94,361	3,877,006
		7,232,274
Total Common Stocks (Cost $442,866,869)		646,442,339

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI Income Builder Fund

	Shares	Value
Short-Term Investments 1.7%
Affiliated Investment Company 1.6%
NYLI U.S. Government Liquidity Fund, 4.648% (l)	16,753,671	$ 16,753,671
Unaffiliated Investment Company 0.0% ‡
Invesco Government & Agency Portfolio, 4.855% (l)(m)	12,480	12,480

	Principal Amount

U.S. Treasury Debt 0.1%
U.S. Treasury Bills (n)
4.57%, due 1/9/25	$ 1,460,000	1,447,506
4.99%, due 12/24/24	60,000	59,595
Total U.S. Treasury Debt (Cost $1,506,911)		1,507,101
Total Short-Term Investments (Cost $18,273,062)		18,273,252
Total Investments (Cost $842,187,382)	98.4%	1,039,157,927
Other Assets, Less Liabilities	1.6	16,992,717
Net Assets	100.0%	$ 1,056,150,644

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of October 31, 2024.
(c)	Delayed delivery security.
(d)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(e)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of October 31, 2024.
(f)	Fixed to floating rate—Rate shown was the rate in effect as of October 31, 2024.
(g)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(h)	Step coupon—Rate shown was the rate in effect as of October 31, 2024.
(i)	Illiquid security—As of October 31, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $439,550, which represented less than one-tenth of a percent of the Fund’s net assets. (Unaudited)
(j)	All or a portion of this security was held on loan. As of October 31, 2024, the aggregate market value of securities on loan was $3,765,141; the total market value of collateral held by the Fund was $4,141,193. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $4,128,713. The Fund received cash collateral with a value of $12,480. (See Note 2(L))
(k)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of October 31, 2024.
(l)	Current yield as of October 31, 2024.
(m)	Represents a security purchased with cash collateral received for securities on loan.
(n)	Interest rate shown represents yield to maturity.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 1,560	$ 315,953	$ (300,759)	$ —	$ —	$ 16,754	$ 773	$ —	16,754
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Portfolio of Investments October 31, 2024†^ (continued)
Foreign Currency Forward Contracts
As of October 31, 2024, the Fund held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	23,293,000	USD	15,304,987	JPMorgan Chase Bank N.A.	11/1/24	$ 24,136
AUD	23,293,000	USD	15,269,051	JPMorgan Chase Bank N.A.	2/3/25	70,322
EUR	6,732,664	USD	7,298,734	JPMorgan Chase Bank N.A.	2/3/25	54,439
USD	10,328,297	GBP	7,870,000	JPMorgan Chase Bank N.A.	11/1/24	180,325
USD	10,269,093	GBP	7,906,000	JPMorgan Chase Bank N.A.	2/3/25	77,746
USD	12,693,196	GBP	9,769,000	JPMorgan Chase Bank N.A.	2/3/25	100,321
USD	29,166,087	JPY	4,131,686,000	JPMorgan Chase Bank N.A.	11/1/24	1,973,208
Total Unrealized Appreciation						2,480,497
EUR	6,732,664	USD	7,342,458	JPMorgan Chase Bank N.A.	11/1/24	(19,003)
JPY	3,342,070,000	USD	22,087,350	JPMorgan Chase Bank N.A.	11/1/24	(91,364)
USD	46,313	GBP	36,000	JPMorgan Chase Bank N.A.	11/1/24	(107)
USD	5,207,127	JPY	789,616,000	JPMorgan Chase Bank N.A.	2/3/25	(53,595)
Total Unrealized Depreciation						(164,069)
Net Unrealized Appreciation						$ 2,316,428

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Fund would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
Futures Contracts
As of October 31, 2024, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
E-Mini Consumer Discretionary Select Sector Index	51	December 2024	$ 10,346,743	$ 10,207,140	$ (139,603)
E-Mini Materials Select Sector Index	100	December 2024	10,327,393	9,961,000	(366,393)
Russell 2000 E-Mini Index	129	December 2024	14,230,893	14,245,470	14,577
S&P 500 E-Mini Index	229	December 2024	66,102,439	65,705,825	(396,614)
S&P Midcap 400 E-Mini Index	114	December 2024	34,959,475	35,495,040	535,565
U.S. Treasury 5 Year Notes	417	December 2024	45,636,085	44,716,735	(919,350)
U.S. Treasury 10 Year Notes	3	December 2024	343,882	331,406	(12,476)
U.S. Treasury 10 Year Ultra Bonds	94	December 2024	11,012,880	10,692,500	(320,380)
U.S. Treasury Long Bonds	207	December 2024	25,687,807	24,419,531	(1,268,276)
U.S. Treasury Ultra Bonds	159	December 2024	21,225,698	19,974,375	(1,251,323)
Yen Denominated Nikkei 225 Index	250	December 2024	28,689,149	31,550,283	2,861,134
Total Long Contracts					(1,263,139)
Short Contracts
Canada 5 Year Bonds	(120)	December 2024	(9,895,935)	(9,806,155)	89,780
E-Mini Consumer Staples Select Sector Index	(122)	December 2024	(10,267,903)	(9,922,260)	345,643
E-Mini Utilities Select Sector Index	(125)	December 2024	(10,337,262)	(10,131,250)	206,012
Euro STOXX 50 Index	(338)	December 2024	(17,857,506)	(17,772,660)	84,846
Euro-Bobl	(77)	December 2024	(10,043,222)	(9,895,860)	147,362
FTSE 100 Index	(151)	December 2024	(16,232,325)	(15,823,834)	408,491
U.S. Treasury 2 Year Notes	(35)	December 2024	(7,235,254)	(7,208,086)	27,168
Total Short Contracts					1,309,302
Net Unrealized Appreciation					$ 46,163

1.	As of October 31, 2024, cash in the amount of $15,021,520 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of October 31, 2024.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI Income Builder Fund

Abbreviation(s):
ADR—American Depositary Receipt
AUD—Australia Dollar
CLO—Collateralized Loan Obligation
EUR—Euro
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
FTSE—Financial Times Stock Exchange
GBP—British Pound Sterling
GDR—Global Depositary Receipt
GNMA—Government National Mortgage Association
IO—Interest Only
JPY—Japanese Yen
REIT—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
STACR—Structured Agency Credit Risk
UMBS—Uniform Mortgage Backed Securities
USD—United States Dollar
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Portfolio of Investments October 31, 2024†^ (continued)
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 29,769,541	$ —	$ 29,769,541
Corporate Bonds	—	137,053,434	—	137,053,434
Foreign Government Bonds	—	16,862,921	—	16,862,921
Loan Assignments	—	716,361	—	716,361
Mortgage-Backed Securities	—	144,082,835	—	144,082,835
U.S. Government & Federal Agencies	—	45,957,244	—	45,957,244
Total Long-Term Bonds	—	374,442,336	—	374,442,336
Common Stocks	646,442,339	—	—	646,442,339
Short-Term Investments
Affiliated Investment Company	16,753,671	—	—	16,753,671
Unaffiliated Investment Company	12,480	—	—	12,480
U.S. Treasury Debt	—	1,507,101	—	1,507,101
Total Short-Term Investments	16,766,151	1,507,101	—	18,273,252
Total Investments in Securities	663,208,490	375,949,437	—	1,039,157,927
Other Financial Instruments (b)
Foreign Currency Forward Contracts	—	2,480,497	—	2,480,497
Futures Contracts	4,720,578	—	—	4,720,578
Total Other Financial Instruments	4,720,578	2,480,497	—	7,201,075
Total Investments in Securities and Other Financial Instruments	$ 667,929,068	$ 378,429,934	$ —	$ 1,046,359,002
Liability Valuation Inputs
Other Financial Instruments (b)
Foreign Currency Forward Contracts	$ —	$ (164,069)	$ —	$ (164,069)
Futures Contracts	(4,674,415)	—	—	(4,674,415)
Total Other Financial Instruments	$ (4,674,415)	$ (164,069)	$ —	$ (4,838,484)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI Income Builder Fund

Statement of Assets and Liabilities as of October 31, 2024
Assets
Investment in unaffiliated securities, at value (identified cost $825,433,711) including securities on loan of $3,765,141	$1,022,404,256
Investment in affiliated investment companies, at value (identified cost $16,753,671)	16,753,671
Cash	261
Cash denominated in foreign currencies (identified cost $1,306,788)	1,290,277
Cash collateral on deposit at broker for futures contracts	15,021,520
Receivables:
Dividends and interest	4,941,931
Fund shares sold	517,689
Investment securities sold	54,049
Securities lending	1,274
Unrealized appreciation on foreign currency forward contracts	2,480,497
Other assets	107,732
Total assets	1,063,573,157
Liabilities
Cash collateral received for securities on loan	12,480
Payables:
Investment securities purchased	2,855,586
Variation margin on futures contracts	2,641,731
Manager (See Note 3)	575,207
Fund shares redeemed	551,376
Transfer agent (See Note 3)	215,435
NYLIFE Distributors (See Note 3)	193,939
Shareholder communication	52,716
Custodian	29,037
Professional fees	11,116
Trustees	7
Accrued expenses	13,237
Distributions payable	106,577
Unrealized depreciation on foreign currency forward contracts	164,069
Total liabilities	7,422,513
Net assets	$1,056,150,644
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.01 per share) unlimited number of shares authorized	$511,539
Additional paid-in-capital	953,951,956
954,463,495
Total distributable earnings (loss)	101,687,149
Net assets	$1,056,150,644
Class A
Net assets applicable to outstanding shares	$688,503,364
Shares of beneficial interest outstanding	33,463,044
Net asset value per share outstanding	$20.58
Maximum sales charge (3.00% of offering price)	0.64
Maximum offering price per share outstanding	$21.22
Investor Class
Net assets applicable to outstanding shares	$58,042,683
Shares of beneficial interest outstanding	2,817,910
Net asset value per share outstanding	$20.60
Maximum sales charge (2.50% of offering price)	0.53
Maximum offering price per share outstanding	$21.13
Class B
Net assets applicable to outstanding shares	$818,107
Shares of beneficial interest outstanding	39,390
Net asset value and offering price per share outstanding	$20.77
Class C
Net assets applicable to outstanding shares	$36,161,369
Shares of beneficial interest outstanding	1,744,756
Net asset value and offering price per share outstanding	$20.73
Class I
Net assets applicable to outstanding shares	$267,502,878
Shares of beneficial interest outstanding	12,842,872
Net asset value and offering price per share outstanding	$20.83
Class R6
Net assets applicable to outstanding shares	$5,050,083
Shares of beneficial interest outstanding	242,384
Net asset value and offering price per share outstanding	$20.84
SIMPLE Class
Net assets applicable to outstanding shares	$72,160
Shares of beneficial interest outstanding	3,504
Net asset value and offering price per share outstanding	$20.59

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Statement of Operations for the year ended October 31, 2024
Investment Income (Loss)
Income
Interest	$21,245,094
Dividends-unaffiliated (net of foreign tax withholding of $265,185)	20,481,546
Dividends-affiliated	773,438
Securities lending, net	89,902
Total income	42,589,980
Expenses
Manager (See Note 3)	6,578,704
Distribution/Service—Class A (See Note 3)	1,650,751
Distribution/Service—Investor Class (See Note 3)	153,874
Distribution/Service—Class B (See Note 3)	27,554
Distribution/Service—Class C (See Note 3)	459,557
Distribution/Service—Class R2 (See Note 3)(a)	645
Distribution/Service—Class R3 (See Note 3)(a)	4,309
Distribution/Service—SIMPLE Class (See Note 3)	304
Transfer agent (See Note 3)	1,269,509
Professional fees	157,383
Registration	128,518
Custodian	87,347
Trustees	24,454
Shareholder communication	6,558
Shareholder service (See Note 3)	1,120
Miscellaneous	71,771
Total expenses before waiver/reimbursement	10,622,358
Expense waiver/reimbursement from Manager (See Note 3)	(31,443)
Net expenses	10,590,915
Net investment income (loss)	31,999,065
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	27,360,010
Futures transactions	13,218,125
Foreign currency transactions	(856,878)
Foreign currency forward transactions	(7,362,390)
Net realized gain (loss)	32,358,867
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	157,265,347
Futures contracts	12,828,093
Foreign currency forward contracts	7,440,779
Translation of other assets and liabilities in foreign currencies	502,115
Net change in unrealized appreciation (depreciation)	178,036,334
Net realized and unrealized gain (loss)	210,395,201
Net increase (decrease) in net assets resulting from operations	$242,394,266

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI Income Builder Fund

Statements of Changes in Net Assets
for the years ended October 31, 2024 and October 31, 2023
	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$31,999,065	$33,244,442
Net realized gain (loss)	32,358,867	(39,125,163)
Net change in unrealized appreciation (depreciation)	178,036,334	36,567,554
Net increase (decrease) in net assets resulting from operations	242,394,266	30,686,833
Distributions to shareholders:
Class A	(20,529,948)	(18,746,549)
Investor Class	(1,752,454)	(1,598,498)
Class B	(59,811)	(118,720)
Class C	(958,749)	(1,191,343)
Class I	(8,838,140)	(9,267,066)
Class R2(a)	(7,434)	(32,710)
Class R3(a)	(21,095)	(60,772)
Class R6	(152,867)	(389,844)
SIMPLE Class	(1,729)	(900)
Total distributions to shareholders	(32,322,227)	(31,406,402)
Capital share transactions:
Net proceeds from sales of shares	76,285,864	86,579,835
Net asset value of shares issued to shareholders in reinvestment of distributions	30,065,701	29,119,425
Cost of shares redeemed	(229,282,527)	(390,559,146)
Increase (decrease) in net assets derived from capital share transactions	(122,930,962)	(274,859,886)
Net increase (decrease) in net assets	87,141,077	(275,579,455)
Net Assets
Beginning of year	969,009,567	1,244,589,022
End of year	$1,056,150,644	$969,009,567

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
25

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class A	2024	2023	2022	2021	2020
Net asset value at beginning of year	$16.77	$16.97	$21.75	$18.61	$19.96
Net investment income (loss) (a)	0.59	0.53	0.42	0.43	0.44
Net realized and unrealized gain (loss)	3.82	(0.23)	(3.63)	3.22	(0.61)
Total from investment operations	4.41	0.30	(3.21)	3.65	(0.17)
Less distributions:
From net investment income	(0.60)	(0.50)	(0.42)	(0.51)	(0.42)
From net realized gain on investments	—	—	(1.14)	—	(0.76)
Return of capital	—	—	(0.01)	—	—
Total distributions	(0.60)	(0.50)	(1.57)	(0.51)	(1.18)
Net asset value at end of year	$20.58	$16.77	$16.97	$21.75	$18.61
Total investment return (b)	26.59%	1.66%	(15.75)%	19.74%	(0.90)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.06%	2.96%	2.24%	2.04%	2.32%
Net expenses (c)	1.02%	1.03%	1.02%	0.99%	1.02%
Portfolio turnover rate	41%	56%	61%	57%(d)	65%(d)
Net assets at end of year (in 000’s)	$688,503	$595,905	$664,734	$818,764	$638,250

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 56%, and 62% for the years ended October 31, 2021 and 2020, respectively.

	Year Ended October 31,
Investor Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$16.78	$16.99	$21.77	$18.62	$19.98
Net investment income (loss) (a)	0.55	0.48	0.39	0.40	0.41
Net realized and unrealized gain (loss)	3.82	(0.23)	(3.63)	3.22	(0.62)
Total from investment operations	4.37	0.25	(3.24)	3.62	(0.21)
Less distributions:
From net investment income	(0.55)	(0.46)	(0.39)	(0.47)	(0.39)
From net realized gain on investments	—	—	(1.14)	—	(0.76)
Return of capital	—	—	(0.01)	—	—
Total distributions	(0.55)	(0.46)	(1.54)	(0.47)	(1.15)
Net asset value at end of year	$20.60	$16.78	$16.99	$21.77	$18.62
Total investment return (b)	26.31%	1.35%	(15.89)%	19.56%	(1.11)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.82%	2.72%	2.05%	1.88%	2.16%
Net expenses (c)	1.28%	1.28%	1.20%	1.18%	1.17%
Expenses (before waiver/reimbursement) (c)	1.30%	1.29%	1.20%	1.18%	1.17%
Portfolio turnover rate	41%	56%	61%	57%(d)	65%(d)
Net assets at end of year (in 000's)	$58,043	$56,415	$60,808	$77,887	$79,992

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 56%, and 62% for the years ended October 31, 2021 and 2020, respectively.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLI Income Builder Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class B	2024	2023	2022	2021	2020
Net asset value at beginning of year	$16.92	$17.12	$21.93	$18.75	$20.11
Net investment income (loss) (a)	0.41	0.36	0.25	0.24	0.27
Net realized and unrealized gain (loss)	3.84	(0.24)	(3.67)	3.25	(0.62)
Total from investment operations	4.25	0.12	(3.42)	3.49	(0.35)
Less distributions:
From net investment income	(0.40)	(0.32)	(0.24)	(0.31)	(0.25)
From net realized gain on investments	—	—	(1.14)	—	(0.76)
Return of capital	—	—	(0.01)	—	—
Total distributions	(0.40)	(0.32)	(1.39)	(0.31)	(1.01)
Net asset value at end of year	$20.77	$16.92	$17.12	$21.93	$18.75
Total investment return (b)	25.30%	0.63%	(16.56)%	18.69%	(1.84)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.14%	1.98%	1.28%	1.13%	1.42%
Net expenses (c)	2.03%	2.03%	1.95%	1.93%	1.92%
Expenses (before waiver/reimbursement) (c)	2.06%	2.04%	1.95%	1.93%	1.92%
Portfolio turnover rate	41%	56%	61%	57%(d)	65%(d)
Net assets at end of year (in 000’s)	$818	$4,227	$8,591	$16,789	$19,409

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 56%, and 62% for the years ended October 31, 2021 and 2020, respectively.

	Year Ended October 31,
Class C	2024	2023	2022	2021	2020
Net asset value at beginning of year	$16.88	$17.08	$21.88	$18.71	$20.07
Net investment income (loss) (a)	0.40	0.35	0.25	0.24	0.27
Net realized and unrealized gain (loss)	3.85	(0.23)	(3.66)	3.24	(0.62)
Total from investment operations	4.25	0.12	(3.41)	3.48	(0.35)
Less distributions:
From net investment income	(0.40)	(0.32)	(0.24)	(0.31)	(0.25)
From net realized gain on investments	—	—	(1.14)	—	(0.76)
Return of capital	—	—	(0.01)	—	—
Total distributions	(0.40)	(0.32)	(1.39)	(0.31)	(1.01)
Net asset value at end of year	$20.73	$16.88	$17.08	$21.88	$18.71
Total investment return (b)	25.36%	0.63%	(16.55)%	18.68%	(1.85)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.09%	1.98%	1.29%	1.13%	1.42%
Net expenses (c)	2.03%	2.03%	1.95%	1.93%	1.92%
Expenses (before waiver/reimbursement) (c)	2.06%	2.04%	1.95%	1.93%	1.92%
Portfolio turnover rate	41%	56%	61%	57%(d)	65%(d)
Net assets at end of year (in 000’s)	$36,161	$49,577	$76,894	$132,596	$148,220

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 56%, and 62% for the years ended October 31, 2021 and 2020, respectively.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
27

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class I	2024	2023	2022	2021	2020
Net asset value at beginning of year	$16.97	$17.17	$21.99	$18.80	$20.16
Net investment income (loss) (a)	0.65	0.58	0.48	0.49	0.49
Net realized and unrealized gain (loss)	3.86	(0.23)	(3.68)	3.26	(0.62)
Total from investment operations	4.51	0.35	(3.20)	3.75	(0.13)
Less distributions:
From net investment income	(0.65)	(0.55)	(0.47)	(0.56)	(0.47)
From net realized gain on investments	—	—	(1.14)	—	(0.76)
Return of capital	—	—	(0.01)	—	—
Total distributions	(0.65)	(0.55)	(1.62)	(0.56)	(1.23)
Net asset value at end of year	$20.83	$16.97	$17.17	$21.99	$18.80
Total investment return (b)	26.88%	1.89%	(15.55)%	20.10%	(0.69)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.31%	3.22%	2.48%	2.30%	2.57%
Net expenses (c)	0.77%	0.78%	0.77%	0.74%	0.77%
Portfolio turnover rate	41%	56%	61%	57%(d)	65%(d)
Net assets at end of year (in 000’s)	$267,503	$255,677	$339,868	$505,806	$448,922

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 56%, and 62% for the years ended October 31, 2021 and 2020, respectively.

	Year Ended October 31,
Class R6	2024	2023	2022	2021	2020
Net asset value at beginning of year	$16.97	$17.17	$21.99	$18.80	$20.16
Net investment income (loss) (a)	0.67	0.58	0.49	0.51	0.51
Net realized and unrealized gain (loss)	3.87	(0.22)	(3.67)	3.26	(0.62)
Total from investment operations	4.54	0.36	(3.18)	3.77	(0.11)
Less distributions:
From net investment income	(0.67)	(0.56)	(0.49)	(0.58)	(0.49)
From net realized gain on investments	—	—	(1.14)	—	(0.76)
Return of capital	—	—	(0.01)	—	—
Total distributions	(0.67)	(0.56)	(1.64)	(0.58)	(1.25)
Net asset value at end of year	$20.84	$16.97	$17.17	$21.99	$18.80
Total investment return (b)	27.05%	1.98%	(15.48)%	20.20%	(0.60)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.40%	3.27%	2.57%	2.38%	2.67%
Net expenses (c)	0.68%	0.69%	0.68%	0.66%	0.67%
Portfolio turnover rate	41%	56%	61%	57%(d)	65%(d)
Net assets at end of year (in 000’s)	$5,050	$3,807	$89,692	$109,387	$91,551

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 56%, and 62% for the years ended October 31, 2021 and 2020, respectively.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
28	NYLI Income Builder Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,				August 31, 2020^ through October 31,
SIMPLE Class	2024	2023	2022	2021	2020
Net asset value at beginning of period	$16.78	$16.99	$21.78	$18.62	$19.33
Net investment income (loss) (a)	0.55	0.47	0.20	0.34	0.04
Net realized and unrealized gain (loss)	3.82	(0.23)	(3.50)	3.24	(0.69)
Total from investment operations	4.37	0.24	(3.30)	3.58	(0.65)
Less distributions:
From net investment income	(0.56)	(0.45)	(0.34)	(0.42)	(0.06)
From net realized gain on investments	—	—	(1.14)	—	—
Return of capital	—	—	(0.01)	—	—
Total distributions	(0.56)	(0.45)	(1.49)	(0.42)	(0.06)
Net asset value at end of period	$20.59	$16.78	$16.99	$21.78	$18.62
Total investment return (b)	26.28%	1.31%	(16.10)%	19.26%	(3.39)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.80%	2.65%	1.06%	1.61%	1.62%††
Net expenses (c)	1.27%	1.32%	1.45%	1.43%	1.43%††
Portfolio turnover rate	41%	56%	61%	57%(d)	65%(d)
Net assets at end of period (in 000’s)	$72	$36	$34	$29	$24

^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 56% and 62% for the years ended October 31, 2021 and 2020 respectively.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
29

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds (the “Trust”) (formerly known as MainStay Funds) was organized on January 9, 1986, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of eleven funds (collectively referred to as the "Funds"). These financial statements and notes relate to the NYLI Income Builder Fund (formerly known as MainStay Income Builder Fund) (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	January 3, 1995
Investor Class	February 28, 2008
Class B	December 29, 1987
Class C	September 1, 1998
Class I	January 2, 2004
Class R6	February 28, 2018
SIMPLE Class	August 31, 2020
Effective at the close of business on February 23, 2024, Class R2 and R3 shares were liquidated.
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a CDSC of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. When Class B shares were offered, they were offered at NAV without an initial sales charge, although a CDSC that declines depending on the number of years a shareholder has held its Class B shares may be imposed on certain redemptions of such shares made within six years of the date of purchase of such shares. Class I, Class R6 and SIMPLE Class shares are offered at NAV without a sales charge. Depending upon eligibility, Class B shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. In addition, depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, Investor Class shares may convert automatically to Class A shares. SIMPLE Class shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, ten years after the date they were purchased. Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed.
Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class B and Class C shares are subject to higher distribution and/or service fees than Class A, Investor Class and SIMPLE Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek current income consistent with reasonable opportunity for future growth of capital and income.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to

30	NYLI Income Builder Fund

review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2024, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by the Fund may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Fund's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last
31

Notes to Financial Statements (continued)
price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisors. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisors, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under the Fund's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisors might wish to sell, and these investments could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that the Fund could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Fund. An illiquid investment is any investment that the Manager or Subadvisors reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with the Fund's procedures described above. The liquidity of the Fund's investments was determined as of October 31, 2024, and can change at any time.

32	NYLI Income Builder Fund

(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Fund may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Fund will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Fund will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Fund's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least monthly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method and includes any realized gains and losses from repayments of principal on mortgage-backed securities. Distributions received from real estate investment trusts may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Fund are accreted and amortized, respectively, on the effective interest rate method. Income from payment-in-kind securities, to the extent the Fund held any such securities during the year ended October 31, 2024, is accreted daily based on the effective interest method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(F) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk,
33

Notes to Financial Statements (continued)
operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(I) Loan Assignments, Participations and Commitments.  The Fund may invest in loan assignments and participations ("loans"). Commitments are agreements to make money available to a borrower in a specified amount, at a specified rate and within a specified time. The Fund records an investment when the borrower withdraws money on a commitment or when a funded loan is purchased (trade date) and records interest as earned. These loans pay interest at rates that are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, the Secured Overnight Financing Rate ("SOFR") or an alternative reference rate.
The loans in which the Fund may invest are generally readily marketable, but may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. If the Fund purchases an assignment from a lender, the Fund will generally have direct contractual rights against the borrower in favor of the lender. If the Fund purchases a participation interest either from a lender or a participant, the Fund typically will have established a direct contractual relationship with the seller of the participation interest, but not with the borrower. Consequently, the Fund is subject to the credit risk of the lender or participant who sold the participation interest to the Fund, in addition to the usual credit risk of the borrower. In the event that the borrower, selling participant or intermediate participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.
Unfunded commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities.
(J) Foreign Currency Forward Contracts. The Fund may enter into foreign currency forward contracts, which are agreements to buy or sell foreign currencies on a specified future date at a specified rate. The Fund is subject to foreign currency exchange rate risk in the normal course of investing in these transactions. During the period the forward contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. Cash movement occurs on the settlement date. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Fund may purchase and sell foreign currency forward contracts for purposes of seeking to enhance portfolio returns and manage portfolio risk more efficiently. Foreign currency forward contracts may also be used to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates. Foreign currency forward contracts to purchase or sell a foreign currency may also be used in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected.
The use of foreign currency forward contracts involves, to varying degrees, elements of risk in excess of the amount recognized in the Statement of Assets and Liabilities, including counterparty risk, market risk, leverage risk, operational risk, legal risk and liquidity risk. Counterparty risk is heightened for these instruments because foreign currency forward contracts are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations under such contracts. Thus, the Fund faces the risk that its counterparties under such contracts may not perform their obligations. Market risk is the risk that the value of a foreign currency forward contract will depreciate due

34	NYLI Income Builder Fund

to unfavorable changes in exchange rates. Liquidity risk arises because the secondary market for foreign currency forward contracts may have less liquidity relative to markets for other securities and financial instruments. Liquidity risk also can arise when forward currency contracts create margin or settlement payment obligations for the Fund. Leverage risk is the risk that a foreign currency forward contract can magnify the Fund's gains and losses. Operational risk refers to risk related to potential operational issues (including documentation issues, settlement issues, systems failures, inadequate controls and human error), and legal risk refers to insufficient documentation, insufficient capacity or authority of the counterparty, or legality or enforceability of a foreign currency forward contract. Risks also arise from the possible movements in the foreign exchange rates underlying these instruments. While the Fund may enter into forward contracts to reduce currency exchange risks, changes in currency exchange rates may result in poorer overall performance for the Fund than if it had not engaged in such transactions. Exchange rate movements can be large, depending on the currency, and can last for extended periods of time, affecting the value of the Fund's assets. Moreover, there may be an imperfect correlation between the Fund's holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss. The unrealized appreciation (depreciation) on forward contracts also reflects the Fund's exposure at the valuation date to credit loss in the event of a counterparty’s failure to perform its obligations.
(K) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(L) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agency agreement between the Fund and JPMorgan, and indemnify the Fund against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(M) Delayed Delivery Transactions.  The Fund may purchase or sell securities on a delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell delayed delivery securities before they are delivered, which may result in a realized gain or loss. When the Fund has sold a security it owns on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Delayed delivery transactions as of October 31, 2024, are shown in the Portfolio of Investments.
(N) Debt Securities Risk.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates.
35

Notes to Financial Statements (continued)
The Fund may invest in high-yield debt securities (sometimes called “junk bonds”), which are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities pay investors a premium—a higher interest rate or yield than investment grade debt securities—because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions or interest rate changes, these securities may experience higher than normal default rates.
The Fund may invest in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
The Fund may invest in loans which are usually rated below investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher rated debt securities. These investments pay investors a higher interest rate than investment grade debt securities because of the increased risk of loss. Although certain loans are collateralized, there is no guarantee that the value of the collateral will be sufficient to repay the loan. In a recession or serious credit event, the value of these investments could decline significantly. As a result, the Fund’s NAVs could go down and you could lose money.
In addition, loans generally are subject to extended settlement periods that may be longer than seven days. As a result, the Fund may be adversely affected by selling other investments at an unfavorable time and/or under unfavorable conditions or engaging in borrowing transactions, such as borrowing against its credit facility, to raise cash to meet redemption obligations or pursue other investment opportunities.
In certain circumstances, loans may not be deemed to be securities. As a result, the Fund may not have the protection of anti-fraud provisions of the federal securities laws. In such cases, the Fund generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
(O) Counterparty Credit Risk.  In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains collateral posting terms and netting provisions. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/ or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels or if the Fund fails to meet the terms of its ISDA Master Agreements. The result would cause the Fund to accelerate payment of any net liability owed to the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
(P) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(Q) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into Treasury futures contracts to hedge against anticipated changes in interest rates that might otherwise have an adverse effect upon the value of the Fund’s securities. The Fund also entered into domestic and foreign equity index futures contracts to increase the equity sensitivity to the Fund.
Foreign currency forward contracts were used to gain exposure to a particular currency or to hedge against the risk of loss due to changing

36	NYLI Income Builder Fund

currency exchange rates. These derivatives are not accounted for as hedging instruments.
Fair value of derivative instruments as of October 31, 2024:
Asset Derivatives	Foreign Exchange Contracts Risk	Equity Contracts Risk	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$—	$4,456,268	$264,310	$4,720,578
Forward Contracts - Unrealized appreciation on foreign currency forward contracts	2,480,497	—	—	2,480,497
Total Fair Value	$2,480,497	$4,456,268	$264,310	$7,201,075

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Liability Derivatives	Foreign Exchange Contracts Risk	Equity Contracts Risk	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$—	$(902,610)	$(3,771,805)	$(4,674,415)
Forward Contracts - Unrealized depreciation on foreign currency forward contracts	(164,069)	—	—	(164,069)
Total Fair Value	$(164,069)	$(902,610)	$(3,771,805)	$(4,838,484)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2024:
Net Realized Gain (Loss) from:	Foreign Exchange Contracts Risk	Equity Contracts Risk	Interest Rate Contracts Risk	Total
Futures Transactions	$—	$10,391,709	$2,826,416	$13,218,125
Forward Transactions	(7,362,390)	—	—	(7,362,390)
Total Net Realized Gain (Loss)	$(7,362,390)	$10,391,709	$2,826,416	$5,855,735

Net Change in Unrealized Appreciation (Depreciation)	Foreign Exchange Contracts Risk	Equity Contracts Risk	Interest Rate Contracts Risk	Total
Futures Contracts	$—	$10,972,400	$1,855,693	$12,828,093
Forward Contracts	7,440,779	—	—	7,440,779
Total Net Change in Unrealized Appreciation (Depreciation)	$7,440,779	$10,972,400	$1,855,693	$20,268,872

Average Notional Amount	Total
Futures Contracts Long	$260,525,089
Futures Contracts Short	$(64,071,433)
Forward Contracts Long	$77,188,498
Forward Contracts Short	$(31,696,125)
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisors. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement
("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement with New York Life Investments, MacKay Shields LLC ("MacKay Shields" or "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as a Subadvisor to the Fund and is responsible for the day-to-day
37

Notes to Financial Statements (continued)
portfolio management of the fixed-income portion of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement with New York Life Investments, Epoch Investment Partners, Inc. (“Epoch” or “Subadvisor” and, together with MacKay Shields, the “Subadvisors”), a registered investment adviser, also serves as a Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the equity portion of the Fund. Asset allocation decisions for the Fund are made by a committee chaired by New York Life Investments in collaboration with MacKay Shields. New York Life Investments pays for the services of the Subadvisors.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.64% up to $500 million; 0.60% from $500 million to $1 billion; 0.575% from $1 billion to $5 billion; and 0.565% in excess of $5 billion, plus a fee for fund accounting services previously provided by New York Life Investments under a separate fund accounting agreement furnished at an annual rate of the Fund’s average daily net assets as follows: 0.05% up to $20 million; 0.0333% from $20 million to $100 million; and 0.01% in excess of $100 million. During the year ended October 31, 2024, the effective management fee rate was 0.63%, inclusive of a fee for fund accounting services of 0.01% of the Fund’s average daily net assets.
In addition, New York Life Investments waived fees and/or reimbursed expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class R6 shares did not exceed those of Class I.
During the year ended October 31, 2024, New York Life Investments earned fees from the Fund in the amount of $6,578,704 and waived fees and/or reimbursed expenses in the amount of $31,443 and paid MacKay Shields and Epoch fees of $1,346,749 and $1,966,741, respectively.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life
Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A, Investor Class and Class R2 Plans, the Distributor receives a monthly fee from the Class A, Investor Class and Class R2 shares at an annual rate of 0.25% of the average daily net assets of the Class A, Investor Class and Class R2 shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, Class B and Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class B and Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class B and Class C shares, for a total 12b-1 fee of 1.00%. Pursuant to the Class R3 and SIMPLE Class Plans, Class R3 and SIMPLE Class shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class R3 and SIMPLE Class shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class R3 and SIMPLE Class shares, for a total 12b-1 fee of 0.50%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
In accordance with the Shareholder Services Plans for the Class R2 and Class R3 shares, the Manager has agreed to provide, through its affiliates or independent third parties, various shareholder and administrative support services to shareholders of the Class R2 and Class R3 shares. For its services, the Manager, its affiliates or independent third-party service providers are entitled to a shareholder service fee accrued daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the Class R2 and Class R3 shares. This is in addition to any fees paid under the Class R2 and Class R3 Plans.
During the year ended October 31, 2024, shareholder service fees incurred by the Fund were as follows:

Class R2*	$258
Class R3*	862

*	Effective at the close of business on February 23, 2024, Class R2 and R3 shares were liquidated.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the year ended October 31, 2024, were $18,057 and $2,771, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A, Investor Class and Class C shares during the year ended October 31, 2024, of $8,011, $46 and $1,393, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder

38	NYLI Income Builder Fund

servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2024, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$607,526	$—
Investor Class	231,434	(17,510)
Class B	10,496	(877)
Class C	172,938	(13,056)
Class I	245,799	—
Class R2*	246	—
Class R3*	835	—
Class R6	180	—
SIMPLE Class	55	—

*	Effective at the close of business on February 23, 2024, Class R2 and R3 shares were liquidated.
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of October 31, 2024, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class R6	$36,847	0.7%
SIMPLE Class	30,882	42.8
Note 4-Federal Income Tax
As of October 31, 2024, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$847,182,650	$215,350,846	$(23,285,951)	$192,064,895
As of October 31, 2024, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$1,741,355	$(87,907,499)	$(106,577)	$187,959,870	$101,687,149
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale adjustments, mark to market of futures, mark to market of forwards, partnership and cumulative bond amortization adjustments.
The following table discloses the current year reclassifications between total distributable earnings (loss) and additional paid-in capital arising from permanent differences; net assets as of October 31, 2024 were not affected.
Total Distributable Earnings (Loss)	Additional Paid-In Capital
$368	$(368)
The reclassifications for the Fund are primarily due to partnership adjustments.
As of October 31, 2024, for federal income tax purposes, capital loss carryforwards of $87,907,499, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$55,536	$32,371
The Fund utilized $53,638,920 of capital loss carryforwards during the year ended October 31, 2024.
39

Notes to Financial Statements (continued)
During the years ended October 31, 2024 and October 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024	2023
Distributions paid from:
Ordinary Income	$32,322,227	$31,406,402

Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and/or the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended October 31, 2024, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended
October 31, 2024, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2024, purchases and sales of U.S. government securities were $66,573 and $61,217, respectively. Purchases and sales of securities, other than U.S. government securities and short-term securities, were $348,409 and $468,207, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended October 31, 2024 and October 31, 2023, were as follows:
Class A	Shares	Amount
Year ended October 31, 2024:
Shares sold	2,454,413	$48,033,055
Shares issued to shareholders in reinvestment of distributions	1,011,992	19,627,334
Shares redeemed	(6,118,609)	(117,666,468)
Net increase (decrease) in shares outstanding before conversion	(2,652,204)	(50,006,079)
Shares converted into Class A (See Note 1)	585,597	11,710,224
Shares converted from Class A (See Note 1)	(10,072)	(200,240)
Net increase (decrease)	(2,076,679)	$(38,496,095)
Year ended October 31, 2023:
Shares sold	2,516,059	$44,732,737
Shares issued to shareholders in reinvestment of distributions	1,005,132	17,879,452
Shares redeemed	(7,406,928)	(131,321,645)
Net increase (decrease) in shares outstanding before conversion	(3,885,737)	(68,709,456)
Shares converted into Class A (See Note 1)	291,472	5,184,646
Shares converted from Class A (See Note 1)	(36,894)	(662,235)
Net increase (decrease)	(3,631,159)	$(64,187,045)

40	NYLI Income Builder Fund

Investor Class	Shares	Amount
Year ended October 31, 2024:
Shares sold	97,666	$1,883,386
Shares issued to shareholders in reinvestment of distributions	89,989	1,743,709
Shares redeemed	(322,006)	(6,258,958)
Net increase (decrease) in shares outstanding before conversion	(134,351)	(2,631,863)
Shares converted into Investor Class (See Note 1)	54,374	1,051,265
Shares converted from Investor Class (See Note 1)	(463,179)	(9,309,403)
Net increase (decrease)	(543,156)	$(10,890,001)
Year ended October 31, 2023:
Shares sold	90,287	$1,616,764
Shares issued to shareholders in reinvestment of distributions	89,388	1,591,424
Shares redeemed	(311,892)	(5,555,979)
Net increase (decrease) in shares outstanding before conversion	(132,217)	(2,347,791)
Shares converted into Investor Class (See Note 1)	73,402	1,313,515
Shares converted from Investor Class (See Note 1)	(159,583)	(2,836,066)
Net increase (decrease)	(218,398)	$(3,870,342)

Class B	Shares	Amount
Year ended October 31, 2024:
Shares sold	122	$2,284
Shares issued to shareholders in reinvestment of distributions	2,936	56,468
Shares redeemed	(101,878)	(2,005,507)
Net increase (decrease) in shares outstanding before conversion	(98,820)	(1,946,755)
Shares converted from Class B (See Note 1)	(111,652)	(2,184,355)
Net increase (decrease)	(210,472)	$(4,131,110)
Year ended October 31, 2023:
Shares sold	605	$10,870
Shares issued to shareholders in reinvestment of distributions	5,764	103,489
Shares redeemed	(138,480)	(2,470,402)
Net increase (decrease) in shares outstanding before conversion	(132,111)	(2,356,043)
Shares converted from Class B (See Note 1)	(119,904)	(2,158,112)
Net increase (decrease)	(252,015)	$(4,514,155)

Class C	Shares	Amount
Year ended October 31, 2024:
Shares sold	51,530	$996,756
Shares issued to shareholders in reinvestment of distributions	47,663	922,929
Shares redeemed	(1,219,646)	(23,957,108)
Net increase (decrease) in shares outstanding before conversion	(1,120,453)	(22,037,423)
Shares converted from Class C (See Note 1)	(71,444)	(1,422,695)
Net increase (decrease)	(1,191,897)	$(23,460,118)
Year ended October 31, 2023:
Shares sold	159,179	$2,846,128
Shares issued to shareholders in reinvestment of distributions	63,835	1,143,404
Shares redeemed	(1,697,231)	(30,355,059)
Net increase (decrease) in shares outstanding before conversion	(1,474,217)	(26,365,527)
Shares converted from Class C (See Note 1)	(90,561)	(1,625,127)
Net increase (decrease)	(1,564,778)	$(27,990,654)

Class I	Shares	Amount
Year ended October 31, 2024:
Shares sold	1,207,978	$23,691,973
Shares issued to shareholders in reinvestment of distributions	387,514	7,605,581
Shares redeemed	(3,839,733)	(74,182,667)
Net increase (decrease) in shares outstanding before conversion	(2,244,241)	(42,885,113)
Shares converted into Class I (See Note 1)	23,738	471,496
Shares converted from Class I (See Note 1)	(5,782)	(115,865)
Net increase (decrease)	(2,226,285)	$(42,529,482)
Year ended October 31, 2023:
Shares sold	1,796,301	$32,376,320
Shares issued to shareholders in reinvestment of distributions	444,143	7,996,518
Shares redeemed	(7,013,152)	(125,777,077)
Net increase (decrease) in shares outstanding before conversion	(4,772,708)	(85,404,239)
Shares converted into Class I (See Note 1)	46,598	844,048
Shares converted from Class I (See Note 1)	(3,335)	(60,669)
Net increase (decrease)	(4,729,445)	$(84,620,860)

41

Notes to Financial Statements (continued)
Class R2	Shares	Amount
Year ended October 31, 2024: (a)
Shares sold	377	$6,824
Shares issued to shareholders in reinvestment of distributions	305	5,634
Shares redeemed	(53,390)	(1,012,078)
Net increase (decrease)	(52,708)	$(999,620)
Year ended October 31, 2023:
Shares sold	2,805	$50,119
Shares issued to shareholders in reinvestment of distributions	1,039	18,485
Shares redeemed	(52,059)	(910,048)
Net increase (decrease)	(48,215)	$(841,444)

Class R3	Shares	Amount
Year ended October 31, 2024: (a)
Shares sold	5,786	$104,313
Shares issued to shareholders in reinvestment of distributions	1,111	20,498
Shares redeemed	(154,949)	(2,948,093)
Net increase (decrease) in shares outstanding before conversion	(148,052)	(2,823,282)
Shares converted from Class R3 (See Note 1)	(23)	(427)
Net increase (decrease)	(148,075)	$(2,823,709)
Year ended October 31, 2023:
Shares sold	43,427	$771,918
Shares issued to shareholders in reinvestment of distributions	3,348	59,503
Shares redeemed	(31,580)	(565,878)
Net increase (decrease)	15,195	$265,543

Class R6	Shares	Amount
Year ended October 31, 2024:
Shares sold	78,082	$1,543,145
Shares issued to shareholders in reinvestment of distributions	4,151	81,819
Shares redeemed	(64,148)	(1,251,648)
Net increase (decrease)	18,085	$373,316
Year ended October 31, 2023:
Shares sold	231,026	$4,169,733
Shares issued to shareholders in reinvestment of distributions	17,949	326,250
Shares redeemed	(5,248,518)	(93,598,773)
Net increase (decrease)	(4,999,543)	$(89,102,790)

SIMPLE Class	Shares	Amount
Year ended October 31, 2024:
Shares sold	1,282	$24,128
Shares issued to shareholders in reinvestment of distributions	89	1,729
Net increase (decrease)	1,371	$25,857
Year ended October 31, 2023:
Shares sold	294	$5,246
Shares issued to shareholders in reinvestment of distributions	50	900
Shares redeemed	(235)	(4,285)
Net increase (decrease)	109	$1,861

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2024, events and transactions subsequent to October 31, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified, other than the following:
At a meeting held on December 3-4, 2024, the Board approved a proposal to accelerate the conversion of the Fund's Class B shares into Class A or Investor Class shares, based on shareholder eligibility.  The accelerated conversion of Class B shares of the Fund will occur on or about February 28, 2025.

42	NYLI Income Builder Fund

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI Income Builder Fund (formerly MainStay Income Builder Fund) (the Fund), one of the funds constituting the New York Life Investments Funds (formerly MainStay Funds), including the portfolio of investments, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2024, by correspondence with custodians, the transfer agent, agent banks and brokers; when replies were not received from agents or brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 20, 2024
43

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years.
For the fiscal year ended October 31, 2024, the Fund designated approximately $17,222,124 under the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.
The dividends paid by the Fund during the fiscal year ended October 31, 2024 should be multiplied by 33.21% to arrive at the amount eligible for the corporate dividend-received deduction.
In February 2025, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2024. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2024.
44	NYLI Income Builder Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreements
Not applicable.
45

NYLI WMC Value Fund
(formerly known as MainStay WMC Value Fund)

Annual Report - Financial Statements and Other Information
October 31, 2024

Portfolio of Investments October 31, 2024†^
	Shares	Value
Common Stocks 98.5%
Aerospace & Defense 2.9%
General Dynamics Corp.	43,602	$ 12,714,779
L3Harris Technologies, Inc.	67,853	16,791,582
		29,506,361
Air Freight & Logistics 1.6%
United Parcel Service, Inc., Class B	124,197	16,649,850
Automobile Components 1.5%
Gentex Corp.	504,124	15,279,998
Banks 7.5%
JPMorgan Chase & Co.	169,415	37,596,577
M&T Bank Corp.	70,597	13,743,824
PNC Financial Services Group, Inc. (The)	72,382	13,627,359
Regions Financial Corp.	480,909	11,479,298
		76,447,058
Beverages 2.2%
Keurig Dr Pepper, Inc.	404,047	13,313,348
Pernod Ricard SA, Sponsored ADR (a)	358,680	8,916,785
		22,230,133
Biotechnology 1.8%
Gilead Sciences, Inc.	206,724	18,361,226
Building Products 2.7%
Fortune Brands Innovations, Inc.	140,037	11,669,283
Johnson Controls International plc	209,062	15,794,634
		27,463,917
Capital Markets 10.0%
Ares Management Corp.	93,911	15,746,997
Intercontinental Exchange, Inc.	85,851	13,381,595
KKR & Co., Inc.	97,392	13,463,470
LPL Financial Holdings, Inc.	41,550	11,724,579
Morgan Stanley	136,356	15,851,385
Nasdaq, Inc.	147,787	10,924,415
Raymond James Financial, Inc.	137,961	20,448,579
		101,541,020
Chemicals 2.3%
Axalta Coating Systems Ltd. (b)	315,409	11,960,309
Celanese Corp.	90,311	11,376,477
		23,336,786
	Shares	Value

Communications Equipment 4.2%
Cisco Systems, Inc.	472,374	$ 25,871,924
F5, Inc. (b)	73,738	17,245,843
		43,117,767
Consumer Staples Distribution & Retail 1.3%
U.S. Foods Holding Corp. (b)	220,003	13,563,185
Diversified Consumer Services 1.0%
H&R Block, Inc.	162,649	9,715,025
Electrical Equipment 1.5%
Emerson Electric Co.	143,238	15,508,378
Electronic Equipment, Instruments & Components 1.4%
Corning, Inc.	306,706	14,596,139
Entertainment 1.5%
Electronic Arts, Inc.	103,592	15,626,853
Food Products 1.2%
Archer-Daniels-Midland Co.	218,361	12,055,711
Gas Utilities 1.5%
Atmos Energy Corp.	112,376	15,595,541
Ground Transportation 1.0%
Knight-Swift Transportation Holdings, Inc.	192,494	10,025,088
Health Care Equipment & Supplies 1.5%
Boston Scientific Corp. (b)	179,431	15,075,793
Health Care Providers & Services 6.7%
Centene Corp. (b)	230,489	14,350,245
Elevance Health, Inc.	38,671	15,691,145
UnitedHealth Group, Inc.	66,727	37,667,392
		67,708,782
Hotels, Restaurants & Leisure 2.3%
Starbucks Corp.	130,498	12,749,654
Wyndham Hotels & Resorts, Inc.	119,268	10,533,750
		23,283,404
Household Durables 1.1%
Lennar Corp., Class A	64,707	11,019,602

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2024†^ (continued)
	Shares	Value
Common Stocks (continued)
Industrial Conglomerates 1.3%
3M Co.	100,648	$ 12,930,249
Insurance 4.4%
American International Group, Inc.	224,978	17,071,331
Everest Group Ltd.	31,337	11,143,750
MetLife, Inc.	216,381	16,968,598
		45,183,679
Interactive Media & Services 1.1%
Alphabet, Inc., Class C	66,759	11,528,612
IT Services 1.4%
Amdocs Ltd.	163,904	14,381,756
Machinery 1.2%
Middleby Corp. (The) (b)	89,939	11,665,088
Media 1.4%
Omnicom Group, Inc.	137,827	13,920,527
Multi-Utilities 2.7%
Sempra	194,143	16,185,702
WEC Energy Group, Inc.	122,589	11,710,927
		27,896,629
Oil, Gas & Consumable Fuels 8.2%
Antero Resources Corp. (b)	408,728	10,577,881
ConocoPhillips	145,634	15,952,748
Coterra Energy, Inc.	508,624	12,166,286
EOG Resources, Inc.	104,712	12,770,676
Hess Corp.	64,502	8,674,229
Phillips 66	104,822	12,769,416
Targa Resources Corp.	63,039	10,524,991
		83,436,227
Personal Care Products 2.3%
Kenvue, Inc.	570,375	13,078,699
Unilever plc, Sponsored ADR	167,324	10,191,705
		23,270,404
Pharmaceuticals 8.6%
AstraZeneca plc, Sponsored ADR	141,589	10,074,057
Johnson & Johnson	181,827	29,066,864
Merck & Co., Inc.	152,066	15,559,393
Pfizer, Inc.	750,842	21,248,829
	Shares	Value

Pharmaceuticals (continued)
Roche Holding AG	38,856	$ 12,054,337
		88,003,480
Real Estate Management & Development 1.2%
CBRE Group, Inc., Class A (b)	93,702	12,272,151
Semiconductors & Semiconductor Equipment 2.4%
NXP Semiconductors NV	63,959	14,998,386
QUALCOMM, Inc.	57,182	9,307,514
		24,305,900
Software 0.9%
Adobe, Inc. (b)	19,213	9,185,351
Specialized REITs 2.7%
Crown Castle, Inc.	124,815	13,416,364
Gaming and Leisure Properties, Inc.	285,734	14,340,990
		27,757,354
Specialty Retail 0.0% ‡
GCI Liberty, Inc. (b)(c)(d)	15,319	—
Total Common Stocks (Cost $813,569,234)		1,003,445,024
Short-Term Investment 1.4%
Affiliated Investment Company 1.4%
NYLI U.S. Government Liquidity Fund, 4.648% (e)	14,778,539	14,778,539
Total Short-Term Investment (Cost $14,778,539)		14,778,539
Total Investments (Cost $828,347,773)	99.9%	1,018,223,563
Other Assets, Less Liabilities	0.1	976,897
Net Assets	100.0%	$ 1,019,200,460

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	All or a portion of this security was held on loan. As of October 31, 2024, the aggregate market value of securities on loan was $2,145,418. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $2,251,867. (See Note 2(H))
(b)	Non-income producing security.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI WMC Value Fund

(c)	Illiquid security—As of October 31, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $0, which represented less than one-tenth of a percent of the Fund’s net assets. (Unaudited)
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Current yield as of October 31, 2024.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 9,393	$ 212,222	$ (206,836)	$ —	$ —	$ 14,779	$ 493	$ —	14,779
Abbreviation(s):
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 1,003,445,024	$ —	$ —	$ 1,003,445,024
Short-Term Investment
Affiliated Investment Company	14,778,539	—	—	14,778,539
Total Investments in Securities	$ 1,018,223,563	$ —	$ —	$ 1,018,223,563

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Assets and Liabilities as of October 31, 2024
Assets
Investment in unaffiliated securities, at value (identified cost $813,569,234) including securities on loan of $2,145,418	$1,003,445,024
Investment in affiliated investment companies, at value (identified cost $14,778,539)	14,778,539
Cash	3,484
Receivables:
Investment securities sold	2,623,617
Dividends	713,088
Fund shares sold	268,896
Securities lending	4,510
Other assets	67,293
Total assets	1,021,904,451
Liabilities
Payables:
Investment securities purchased	1,553,607
Manager (See Note 3)	564,409
Fund shares redeemed	276,056
NYLIFE Distributors (See Note 3)	148,377
Transfer agent (See Note 3)	124,304
Professional fees	21,816
Custodian	7,951
Shareholder communication	6,404
Trustees	32
Accrued expenses	1,035
Total liabilities	2,703,991
Net assets	$1,019,200,460
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.01 per share) unlimited number of shares authorized	$319,263
Additional paid-in-capital	786,638,291
786,957,554
Total distributable earnings (loss)	232,242,906
Net assets	$1,019,200,460
Class A
Net assets applicable to outstanding shares	$556,206,095
Shares of beneficial interest outstanding	17,778,795
Net asset value per share outstanding	$31.28
Maximum sales charge (5.50% of offering price)	1.82
Maximum offering price per share outstanding	$33.10
Investor Class
Net assets applicable to outstanding shares	$49,032,453
Shares of beneficial interest outstanding	1,568,257
Net asset value per share outstanding	$31.27
Maximum sales charge (5.00% of offering price)	1.65
Maximum offering price per share outstanding	$32.92
Class B
Net assets applicable to outstanding shares	$1,234,846
Shares of beneficial interest outstanding	57,254
Net asset value and offering price per share outstanding	$21.57
Class C
Net assets applicable to outstanding shares	$20,290,247
Shares of beneficial interest outstanding	940,122
Net asset value and offering price per share outstanding	$21.58
Class I
Net assets applicable to outstanding shares	$136,449,679
Shares of beneficial interest outstanding	4,023,032
Net asset value and offering price per share outstanding	$33.92
Class R6
Net assets applicable to outstanding shares	$255,987,140
Shares of beneficial interest outstanding	7,558,839
Net asset value and offering price per share outstanding	$33.87

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI WMC Value Fund

Statement of Operations for the year ended October 31, 2024
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $144,035)	$22,730,693
Dividends-affiliated	492,621
Securities lending, net	24,092
Total income	23,247,406
Expenses
Manager (See Note 3)	6,425,904
Distribution/Service—Class A (See Note 3)	1,333,602
Distribution/Service—Investor Class (See Note 3)	130,342
Distribution/Service—Class B (See Note 3)	31,325
Distribution/Service—Class C (See Note 3)	177,792
Distribution/Service—Class R2 (See Note 3)(a)	562
Distribution/Service—Class R3 (See Note 3)(a)	2,421
Transfer agent (See Note 3)	747,812
Professional fees	129,028
Registration	117,573
Custodian	23,212
Trustees	22,840
Shareholder communication	3,676
Shareholder service (See Note 3)	757
Miscellaneous	53,819
Total expenses before waiver/reimbursement	9,200,665
Expense waiver/reimbursement from Manager (See Note 3)	(97,892)
Net expenses	9,102,773
Net investment income (loss)	14,144,633
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	34,771,563
Foreign currency transactions	(1,778)
Net realized gain (loss)	34,769,785
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	174,192,097
Translation of other assets and liabilities in foreign currencies	9,671
Net change in unrealized appreciation (depreciation)	174,201,768
Net realized and unrealized gain (loss)	208,971,553
Net increase (decrease) in net assets resulting from operations	$223,116,186

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statements of Changes in Net Assets
for the years ended October 31, 2024 and October 31, 2023
	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$14,144,633	$15,393,259
Net realized gain (loss)	34,769,785	27,324,979
Net change in unrealized appreciation (depreciation)	174,201,768	(58,736,095)
Net increase (decrease) in net assets resulting from operations	223,116,186	(16,017,857)
Distributions to shareholders:
Class A	(23,214,849)	(29,416,342)
Investor Class	(2,278,800)	(3,013,210)
Class B	(261,360)	(545,950)
Class C	(904,378)	(977,214)
Class I	(6,606,035)	(8,145,019)
Class R1(a)	(8,014)	(9,920)
Class R2(a)	(47,287)	(56,602)
Class R3(a)	(67,522)	(81,173)
Class R6	(9,612,608)	(14,701,579)
Total distributions to shareholders	(43,000,853)	(56,947,009)
Capital share transactions:
Net proceeds from sales of shares	91,639,894	126,738,662
Net asset value of shares issued to shareholders in reinvestment of distributions	42,053,588	55,819,279
Cost of shares redeemed	(191,194,509)	(226,681,810)
Increase (decrease) in net assets derived from capital share transactions	(57,501,027)	(44,123,869)
Net increase (decrease) in net assets	122,614,306	(117,088,735)
Net Assets
Beginning of year	896,586,154	1,013,674,889
End of year	$1,019,200,460	$896,586,154

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI WMC Value Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class A	2024	2023	2022	2021	2020
Net asset value at beginning of year	$25.98	$28.11	$55.21	$39.49	$42.24
Net investment income (loss) (a)	0.39	0.39	0.36	0.30	0.21
Net realized and unrealized gain (loss)	6.18	(0.94)	(1.68)	17.09	0.55
Total from investment operations	6.57	(0.55)	(1.32)	17.39	0.76
Less distributions:
From net investment income	(0.40)	(0.42)	(0.38)	(0.25)	(0.31)
From net realized gain on investments	(0.87)	(1.16)	(25.40)	(1.42)	(3.20)
Total distributions	(1.27)	(1.58)	(25.78)	(1.67)	(3.51)
Net asset value at end of year	$31.28	$25.98	$28.11	$55.21	$39.49
Total investment return (b)	26.13%	(2.17)%	(2.68)%	45.14%	1.66%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.36%	1.42%	1.21%	0.60%	0.55%
Net expenses (c)	1.02%	1.03%(d)	1.02%(d)	1.06%	1.10%(e)
Portfolio turnover rate	36%	29%	37%	23%	16%
Net assets at end of year (in 000’s)	$556,206	$485,177	$522,937	$547,299	$389,530

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.
(e)	Net of interest expense which is less than one-tenth of a percent.

	Year Ended October 31,
Investor Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$25.96	$28.09	$55.08	$39.40	$42.17
Net investment income (loss) (a)	0.33	0.31	0.29	0.14	0.10
Net realized and unrealized gain (loss)	6.18	(0.93)	(1.69)	17.09	0.53
Total from investment operations	6.51	(0.62)	(1.40)	17.23	0.63
Less distributions:
From net investment income	(0.33)	(0.35)	(0.19)	(0.13)	(0.20)
From net realized gain on investments	(0.87)	(1.16)	(25.40)	(1.42)	(3.20)
Total distributions	(1.20)	(1.51)	(25.59)	(1.55)	(3.40)
Net asset value at end of year	$31.27	$25.96	$28.09	$55.08	$39.40
Total investment return (b)	25.82%	(2.43)%	(2.91)%	44.73%	1.35%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.14%	1.16%	0.97%	0.28%	0.25%
Net expenses (c)	1.27%	1.30%	1.26%	1.36%	1.40%(d)
Expenses (before waiver/reimbursement) (c)	1.27%	1.30%(e)	1.26%(e)	1.36%	1.41%
Portfolio turnover rate	36%	29%	37%	23%	16%
Net assets at end of year (in 000's)	$49,032	$50,024	$56,061	$66,193	$69,423

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense which is less than one-tenth of a percent.
(e)	Expense waiver/reimbursement less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class B	2024	2023	2022	2021	2020
Net asset value at beginning of year	$18.30	$20.29	$47.03	$33.97	$36.88
Net investment income (loss) (a)	0.09	0.08	0.05	(0.20)	(0.16)
Net realized and unrealized gain (loss)	4.29	(0.66)	(1.39)	14.68	0.45
Total from investment operations	4.38	(0.58)	(1.34)	14.48	0.29
Less distributions:
From net investment income	(0.24)	(0.25)	—	—	—
From net realized gain on investments	(0.87)	(1.16)	(25.40)	(1.42)	(3.20)
Total distributions	(1.11)	(1.41)	(25.40)	(1.42)	(3.20)
Net asset value at end of year	$21.57	$18.30	$20.29	$47.03	$33.97
Total investment return (b)	24.95%	(3.18)%	(3.66)%	43.67%	0.57%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.48%	0.43%	0.23%	(0.47)%	(0.48)%
Net expenses (c)	2.03%	2.05%	2.01%	2.11%	2.15%(d)
Expenses (before waiver/reimbursement) (c)	2.03%	2.05%(e)	2.01%(e)	2.11%	2.16%
Portfolio turnover rate	36%	29%	37%	23%	16%
Net assets at end of year (in 000’s)	$1,235	$4,503	$8,045	$13,100	$14,212

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense which is less than one-tenth of a percent.
(e)	Expense waiver/reimbursement less than 0.01%.

	Year Ended October 31,
Class C	2024	2023	2022	2021	2020
Net asset value at beginning of year	$18.31	$20.30	$47.04	$33.98	$36.88
Net investment income (loss) (a)	0.07	0.08	0.05	(0.21)	(0.16)
Net realized and unrealized gain (loss)	4.31	(0.66)	(1.39)	14.69	0.46
Total from investment operations	4.38	(0.58)	(1.34)	14.48	0.30
Less distributions:
From net investment income	(0.24)	(0.25)	—	—	—
From net realized gain on investments	(0.87)	(1.16)	(25.40)	(1.42)	(3.20)
Total distributions	(1.11)	(1.41)	(25.40)	(1.42)	(3.20)
Net asset value at end of year	$21.58	$18.31	$20.30	$47.04	$33.98
Total investment return (b)	24.93%	(3.18)%	(3.66)%	43.65%	0.60%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.34%	0.41%	0.22%	(0.50)%	(0.48)%
Net expenses (c)	2.02%	2.05%	2.00%	2.11%	2.15%(d)
Expenses (before waiver/reimbursement) (c)	2.02%	2.05%(e)	2.01%	2.11%	2.16%
Portfolio turnover rate	36%	29%	37%	23%	16%
Net assets at end of year (in 000’s)	$20,290	$14,603	$14,564	$11,119	$14,315

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense which is less than one-tenth of a percent.
(e)	Expense waiver/reimbursement less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI WMC Value Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class I	2024	2023	2022	2021	2020
Net asset value at beginning of year	$28.06	$30.24	$57.43	$40.99	$43.71
Net investment income (loss) (a)	0.53	0.51	0.48	0.30	0.32
Net realized and unrealized gain (loss)	6.69	(1.02)	(1.76)	17.91	0.57
Total from investment operations	7.22	(0.51)	(1.28)	18.21	0.89
Less distributions:
From net investment income	(0.49)	(0.51)	(0.51)	(0.35)	(0.41)
From net realized gain on investments	(0.87)	(1.16)	(25.40)	(1.42)	(3.20)
Total distributions	(1.36)	(1.67)	(25.91)	(1.77)	(3.61)
Net asset value at end of year	$33.92	$28.06	$30.24	$57.43	$40.99
Total investment return (b)	26.60%	(1.88)%	(2.37)%	45.57%	1.92%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.70%	1.76%	1.51%	0.61%	0.81%
Net expenses (c)	0.70%	0.70%	0.70%	0.82%	0.85%(d)
Expenses (before waiver/reimbursement) (c)	0.77%	0.79%	0.77%	0.83%	0.85%
Portfolio turnover rate	36%	29%	37%	23%	16%
Net assets at end of year (in 000’s)	$136,450	$141,185	$137,117	$102,714	$417,329

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense which is less than one-tenth of a percent.

	Year Ended October 31,			April 26, 2021^ through October 31,
Class R6	2024	2023	2022	2021
Net asset value at beginning of period	$28.02	$30.20	$57.42	$53.83**
Net investment income (loss) (a)	0.53	0.52	0.49	0.65
Net realized and unrealized gain (loss)	6.68	(1.03)	(1.77)	2.94
Total from investment operations	7.21	(0.51)	(1.28)	3.59
Less distributions:
From net investment income	(0.49)	(0.51)	(0.54)	—
From net realized gain on investments	(0.87)	(1.16)	(25.40)	—
Total distributions	(1.36)	(1.67)	(25.94)	—
Net asset value at end of period	$33.87	$28.02	$30.20	$57.42
Total investment return (b)	26.57%	(1.88)%	(2.37)%	6.67%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.68%	1.77%	1.52%	1.25%††
Net expenses (c)	0.70%	0.70%	0.70%	0.72%††
Expenses (before waiver/reimbursement) (c)	0.70%	0.71%	0.71%	0.72%††
Portfolio turnover rate	36%	29%	37%	23%
Net assets at end of period (in 000’s)	$255,987	$198,461	$272,274	$356,580

**	Based on the net asset value of Class I as of April 26, 2021.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds (the “Trust”) (formerly known as MainStay Funds) was organized on January 9, 1986, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of eleven funds (collectively referred to as the "Funds"). These financial statements and notes relate to the NYLI WMC Value Fund (formerly known as MainStay WMC Value Fund) (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	June 9, 1999
Investor Class	February 28, 2008
Class B	June 9, 1999
Class C	June 9, 1999
Class I	January 21, 1971
Class R6	April 26, 2021
Effective at the close of business on February 23, 2024, Class R1, R2 and R3 shares were liquidated.
Class B shares of the New York Life Investments Group of Funds are closed to all new purchases as well as additional investments by existing Class B shareholders. Existing Class B shareholders may continue to reinvest dividends and capital gains distributions, as well as exchange their Class B shares for Class B shares of other funds in the New York Life Investments Group of Funds as permitted by the current exchange privileges. Class B shareholders continue to be subject to any applicable contingent deferred sales charge ("CDSC") at the time of redemption. All other features of the Class B shares, including but not limited to the fees and expenses applicable to Class B shares, remain unchanged. Unless redeemed, Class B shareholders will remain in Class B shares of their respective fund until the Class B shares are converted to Class A or Investor Class shares pursuant to the applicable conversion schedule.
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. A CDSC of 1.00% may be imposed on certain redemptions of Class A and Investor Class shares made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I and Class R6 shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek long-term appreciation of capital.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to

12	NYLI WMC Value Fund

review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2024, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
13

Notes to Financial Statements (continued)
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the

14	NYLI WMC Value Fund

close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(H) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agency agreement between the Fund and JPMorgan, and indemnify the Fund against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(I) Foreign Securities Risk.  The Fund may invest in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(J) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor.  New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. Wellington Management Company LLP ("Wellington" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and Wellington, New York Life Investments pays for the services of the Subadvisor.
Under the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.66% on assets up to $1 billion; 0.64% on assets from $1 billion to $3 billion; and 0.62% on assets over $3 billion. During the year ended October 31, 2024, the effective management fee rate was 0.66% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses
15

Notes to Financial Statements (continued)
(excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class I shares do not exceed 0.70% of its average daily net assets. In addition, New York Life Investments will waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class R6 do not exceed those of Class I. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended October 31, 2024, New York Life Investments earned fees from the Fund in the amount of $6,425,904 and waived fees and/or reimbursed expenses in the amount of $97,892 and paid the Subadvisor fees in the amount of $2,633,967.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A, Investor Class and Class R2 Plans, the Distributor receives a monthly fee from the Class A, Investor Class and Class R2 shares at an annual rate of 0.25% of the average daily net assets of the Class A, Investor Class and Class R2 shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, Class B and Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class B and Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class B and Class C shares, for a total 12b-1 fee of 1.00%. Pursuant to the Class R3 Plan, Class R3 shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class R3 shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class R3 shares, for a total 12b-1 fee of 0.50%. Class I, Class R1 and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
In accordance with the Shareholder Services Plans for the Class R1, Class R2 and Class R3 shares, the Manager has agreed to provide, through its affiliates or independent third parties, various shareholder and administrative support services to shareholders of the Class R1, Class R2 and Class R3 shares. For its services, the Manager, its affiliates or independent third-party service providers are entitled to a shareholder service fee accrued daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the Class R1, Class R2 and Class R3 shares. This is in addition to any fees paid under the Class R2 and Class R3 Plans.
During the year ended October 31, 2024, shareholder service fees incurred by the Fund were as follows:

Class R1*	$48
Class R2*	225
Class R3*	484

*	Effective at the close of business on February 23, 2024, Class R1, Class R2 and R3 shares were liquidated.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the year ended October 31, 2024, were $49,260 and $4,245, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A, Investor Class, Class B and Class C shares during the year ended October 31, 2024, of $5,016, $6, $9 and $1,332, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination

16	NYLI WMC Value Fund

prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2024, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$395,539	$—
Investor Class	170,889	—
Class B	10,333	—
Class C	57,898	—
Class I	103,410	—
Class R1*	40	—
Class R2*	189	—
Class R3*	403	—
Class R6	9,111	—

*	Effective at the close of business on February 23, 2024, Class R1, Class R2 and R3 shares were liquidated.
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of October 31, 2024, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class R6	$32,335	0.0%‡

‡	Less than one-tenth of a percent.
Note 4-Federal Income Tax
As of October 31, 2024, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$833,973,105	$208,667,058	$(24,416,600)	$184,250,458
As of October 31, 2024, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$12,577,768	$35,401,848	$—	$184,263,290	$232,242,906
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sales adjustments.
During the years ended October 31, 2024 and October 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024	2023
Distributions paid from:
Ordinary Income	$13,969,127	$17,709,162
Long-Term Capital Gains	29,031,726	39,237,847
Total	$43,000,853	$56,947,009
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and/or the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended October 31, 2024, there were no
17

Notes to Financial Statements (continued)
borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended October 31, 2024, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2024, purchases and sales of securities, other than short-term securities, were $349,561 and $441,588, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended October 31, 2024 and October 31, 2023, were as follows:
Class A	Shares	Amount
Year ended October 31, 2024:
Shares sold	793,470	$22,837,194
Shares issued to shareholders in reinvestment of distributions	847,792	22,466,502
Shares redeemed	(2,986,045)	(85,779,337)
Net increase (decrease) in shares outstanding before conversion	(1,344,783)	(40,475,641)
Shares converted into Class A (See Note 1)	451,382	13,254,747
Shares converted from Class A (See Note 1)	(5,568)	(166,854)
Net increase (decrease)	(898,969)	$(27,387,748)
Year ended October 31, 2023:
Shares sold	1,590,537	$43,127,887
Shares issued to shareholders in reinvestment of distributions	1,052,417	28,541,623
Shares redeemed	(2,737,252)	(74,286,857)
Net increase (decrease) in shares outstanding before conversion	(94,298)	(2,617,347)
Shares converted into Class A (See Note 1)	179,908	4,832,388
Shares converted from Class A (See Note 1)	(11,768)	(323,015)
Net increase (decrease)	73,842	$1,892,026

Investor Class	Shares	Amount
Year ended October 31, 2024:
Shares sold	30,303	$870,535
Shares issued to shareholders in reinvestment of distributions	85,677	2,274,715
Shares redeemed	(157,615)	(4,531,262)
Net increase (decrease) in shares outstanding before conversion	(41,635)	(1,386,012)
Shares converted into Investor Class (See Note 1)	27,852	811,586
Shares converted from Investor Class (See Note 1)	(345,098)	(10,192,700)
Net increase (decrease)	(358,881)	$(10,767,126)
Year ended October 31, 2023:
Shares sold	51,736	$1,400,586
Shares issued to shareholders in reinvestment of distributions	110,738	3,007,651
Shares redeemed	(174,718)	(4,739,165)
Net increase (decrease) in shares outstanding before conversion	(12,244)	(330,928)
Shares converted into Investor Class (See Note 1)	31,998	887,420
Shares converted from Investor Class (See Note 1)	(88,401)	(2,373,861)
Net increase (decrease)	(68,647)	$(1,817,369)

Class B	Shares	Amount
Year ended October 31, 2024:
Shares sold	317	$6,322
Shares issued to shareholders in reinvestment of distributions	14,173	261,360
Shares redeemed	(29,277)	(585,844)
Net increase (decrease) in shares outstanding before conversion	(14,787)	(318,162)
Shares converted from Class B (See Note 1)	(173,957)	(3,487,962)
Net increase (decrease)	(188,744)	$(3,806,124)
Year ended October 31, 2023:
Shares sold	1,127	$22,150
Shares issued to shareholders in reinvestment of distributions	28,265	544,951
Shares redeemed	(39,346)	(753,882)
Net increase (decrease) in shares outstanding before conversion	(9,954)	(186,781)
Shares converted from Class B (See Note 1)	(140,526)	(2,699,233)
Net increase (decrease)	(150,480)	$(2,886,014)

18	NYLI WMC Value Fund

Class C	Shares	Amount
Year ended October 31, 2024:
Shares sold	289,415	$5,818,202
Shares issued to shareholders in reinvestment of distributions	46,228	852,900
Shares redeemed	(174,077)	(3,466,617)
Net increase (decrease) in shares outstanding before conversion	161,566	3,204,485
Shares converted from Class C (See Note 1)	(18,787)	(374,016)
Net increase (decrease)	142,779	$2,830,469
Year ended October 31, 2023:
Shares sold	296,509	$5,705,628
Shares issued to shareholders in reinvestment of distributions	50,505	974,235
Shares redeemed	(234,517)	(4,556,446)
Net increase (decrease) in shares outstanding before conversion	112,497	2,123,417
Shares converted from Class C (See Note 1)	(32,491)	(625,729)
Net increase (decrease)	80,006	$1,497,688

Class I	Shares	Amount
Year ended October 31, 2024:
Shares sold	550,818	$17,062,884
Shares issued to shareholders in reinvestment of distributions	225,774	6,468,424
Shares redeemed	(1,789,132)	(54,850,541)
Net increase (decrease) in shares outstanding before conversion	(1,012,540)	(31,319,233)
Shares converted into Class I (See Note 1)	5,140	166,854
Shares converted from Class I (See Note 1)	(367)	(11,655)
Net increase (decrease)	(1,007,767)	$(31,164,034)
Year ended October 31, 2023:
Shares sold	2,437,113	$71,634,987
Shares issued to shareholders in reinvestment of distributions	270,746	7,908,495
Shares redeemed	(2,222,127)	(64,985,391)
Net increase (decrease) in shares outstanding before conversion	485,732	14,558,091
Shares converted into Class I (See Note 1)	11,171	330,560
Shares converted from Class I (See Note 1)	(970)	(28,530)
Net increase (decrease)	495,933	$14,860,121

Class R1	Shares	Amount
Year ended October 31, 2024: (a)
Shares sold	69	$1,917
Shares issued to shareholders in reinvestment of distributions	297	8,014
Shares redeemed	(6,460)	(185,193)
Net increase (decrease)	(6,094)	$(175,262)
Year ended October 31, 2023:
Shares sold	197	$5,380
Shares issued to shareholders in reinvestment of distributions	359	9,920
Shares redeemed	(473)	(13,122)
Net increase (decrease)	83	$2,178

Class R2	Shares	Amount
Year ended October 31, 2024: (a)
Shares sold	599	$16,536
Shares issued to shareholders in reinvestment of distributions	1,671	44,945
Shares redeemed	(40,493)	(1,144,326)
Net increase (decrease)	(38,223)	$(1,082,845)
Year ended October 31, 2023:
Shares sold	1,806	$49,580
Shares issued to shareholders in reinvestment of distributions	1,923	52,887
Shares redeemed	(1,834)	(50,187)
Net increase (decrease)	1,895	$52,280

Class R3	Shares	Amount
Year ended October 31, 2024: (a)
Shares sold	3,978	$109,290
Shares issued to shareholders in reinvestment of distributions	2,412	64,120
Shares redeemed	(62,779)	(1,770,886)
Net increase (decrease)	(56,389)	$(1,597,476)
Year ended October 31, 2023:
Shares sold	18,812	$507,413
Shares issued to shareholders in reinvestment of distributions	2,864	77,938
Shares redeemed	(17,565)	(458,612)
Net increase (decrease)	4,111	$126,739

19

Notes to Financial Statements (continued)
Class R6	Shares	Amount
Year ended October 31, 2024:
Shares sold	1,395,265	$44,917,014
Shares issued to shareholders in reinvestment of distributions	336,105	9,612,608
Shares redeemed	(1,254,459)	(38,880,503)
Net increase (decrease)	476,911	$15,649,119
Year ended October 31, 2023:
Shares sold	148,724	$4,285,051
Shares issued to shareholders in reinvestment of distributions	503,997	14,701,579
Shares redeemed	(2,587,712)	(76,838,148)
Net increase (decrease)	(1,934,991)	$(57,851,518)

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2024, events and transactions subsequent to October 31, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified, other than the following:
At a meeting held on December 3-4, 2024, the Board approved a proposal to accelerate the conversion of the Fund’s Class B shares into Class A or Investor Class shares, based on shareholder eligibility.  The accelerated conversion of Class B shares of the Fund will occur on or about February 28, 2025.
20	NYLI WMC Value Fund

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI WMC Value Fund (formerly MainStay WMC Value Fund) (the Fund), one of the funds constituting New York Life Investments Funds, including the portfolio of investments, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2024, by correspondence with custodians, the transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 20, 2024
21

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years. Accordingly, the Fund paid $29,031,726 as long term capital gain distributions.
For the fiscal year ended October 31, 2024, the Fund designated approximately $13,969,127 under the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.
The dividends paid by the Fund during the fiscal year ended October 31, 2024 should be multiplied by 100.00% to arrive at the amount eligible for the corporate dividend-received deduction.
In February 2025, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2024. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2024.
22	NYLI WMC Value Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreements
Not applicable.
23

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

See Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

See Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Since the Registrant’s last response to this Item, there have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)  Based on an evaluation of the Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the Registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d)) under the Investment Company Act of 1940 that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certification of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

(b) Certification of principal executive officer and principal financial officer as required by section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW YORK LIFE INVESTMENTS FUNDS

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis President and Principal Executive Officer

Date:	January 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis President and Principal Executive Officer

Date:	January 7, 2025

By:	/s/ Jack Benintende
Jack R. Benintende Treasurer and Principal Financial and Accounting Officer

Date:	January 7, 2025